UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23339

Name of Fund: BlackRock Funds V
BlackRock Strategic Income Opportunities Portfolio
BlackRock Sustainable Emerging Markets Flexible Bond Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds V, 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2023

Date of reporting period: 06/30/2023

Item 1 – Report to Stockholders
(a)

The Report to Shareholders is attached herewith.

(b)

Not Applicable
June 30, 2023
Not FDIC Insured - May Lose Value - No Bank Guarantee
2023 Semi-Annual Report
(Unaudited)
BlackRock Funds V
BlackRock Strategic Income Opportunities Portfolio
BlackRock Sustainable Emerging Markets Flexible Bond Fund

Dear Shareholder,
Despite an uncertain economic landscape during the 12-month reporting period ended June 30, 2023, the resilience of the U.S. economy in the face of ever tighter financial conditions provided an encouraging backdrop for investors. Inflation remained elevated as labor costs grew rapidly and unemployment rates reached the lowest levels in decades. However, inflation moderated substantially as the period continued, while ongoing strength in consumer spending backstopped the economy.
Equity returns were strong, as continued job growth eased investors’ concerns about the economy’s durability.
The U.S. economy resumed growth in the third quarter of 2022 and continued to expand thereafter. Most major classes of equities advanced significantly, including large- and small-capitalization U.S. stocks and international equities from developed markets. Emerging market equities also gained, although at a substantially slower pace, pressured by high interest rates and falling commodities prices.
The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. The corporate bond market also faced inflationary headwinds, although high-yield corporate bond prices fared significantly better than investment-
grade bonds as demand from yield-seeking investors remained strong.
The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates seven times. Furthermore, the Fed wound down its bond-buying programs and incrementally reduced its balance sheet by not replacing securities that reach maturity. However, the Fed declined to raise interest rates at its June 2023 meeting, which made it the first meeting without a rate increase since the tightening cycle began in early 2022.
Supply constraints have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population exacerbate these constraints, keeping the labor market tight and wage growth high. Although the Fed has decelerated the pace of interest rate hikes and most recently opted for a pause, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period to keep inflation under control. Furthermore, ongoing structural changes may mean that the
Fed will be hesitant to cut interest rates in the event of faltering economic activity lest inflation accelerate again.
We believe investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt.
While we favor an overweight to developed market equities in the long term, we prefer an underweight stance in the near term. Expectations for corporate earnings remain elevated, which seems inconsistent with macroeconomic constraints. Nevertheless, we are overweight on emerging market stocks in the near-term as growth trends for emerging markets appear brighter. We also believe that stocks with an A.I. tilt should benefit from an investment cycle that is set to support revenues and margins. We are neutral on credit overall amid tightening credit and financial conditions, however there are selective opportunities in the near term. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term
U.S. Treasuries, U.S. inflation-linked bonds, U.S. mortgage-backed securities, and emerging market bonds denominated in local currency.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
blackrock.com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock Advisors, LLC
The Markets in Review
Rob Kapito
President, BlackRock Advisors, LLC
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of June 30, 2023
6-Month 12-Month
U.S. large cap equities (S&P
500
®
Index)
16.89% 19.59%
U.S. small cap equities
(Russell 2000
®
Index)
8.09 12.31
International equities (MSCI
Europe, Australasia, Far
East Index)
11.67 18.77
Emerging market equities
(MSCI Emerging Markets
Index)
4.89 1.75
3-month Treasury bills (ICE
BofA 3-Month U.S. Treasury
Bill Index)
2.25 3.60
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
1.70 (3.97)
U.S. investment grade
bonds (Bloomberg U.S.
Aggregate Bond Index)
2.09 (0.94)
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
2.67 3.19
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer
Capped Index)
5.38 9.07
This Page is not Part of Your Fund Report

Table of Contents
Page

The Markets in Review ................................................................................................... 2
Semi-Annual Report:

Financial Statements:

Fund Summary
as of June 30, 2023
2023
BlackRock Semi-Annual Report to Shareholders

BlackRock Strategic Income Opportunities Portfolio
Investment Objective
BlackRock Strategic Income Opportunities Portfolio's (the “Fund”) investment objective is to seek total return as is consistent with preservation of capital.
On June 1, 2023, the Board of Trustees of BlackRock Multi-Sector Opportunities Trust II (the “Target Fund”) and the Board of Trustees of BlackRock Funds V, on behalf of the Fund, each approved the reorganization of the Target Fund into the Fund. Subject to approval by the Target Fund's shareholders, the reorganization is expected to occur during the fourth quarter of 2023.
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ended June 30, 2023, the Fund’s Institutional Share Class returned 2.03%, the Investor A Shares returned 1.91%, the Investor C Shares returned
1.54%, and the Class K Shares returned 2.08%. For the same period, the Bloomberg U.S. Universal Index returned 2.32% and the ICE BofA 3-Month U.S. Treasury Bill
Index returned 2.25%.
What factors influenced performance?
The Fund’s performance is reviewed on an absolute return basis due to the nature of its mandate. The Fund has an unconstrained approach (i.e., flexibility to invest across all fixed income asset classes) that is managed within a risk-controlled framework. As such, the Fund is not managed specifically to a benchmark. The index returns listed above are for reference purposes only.
Positioning across global interest rate and currency markets weighed on return relative to the benchmark for the period. The Fund’s U.S. positioning with respect to duration and corresponding interest rate sensitivity detracted from performance as well as the short end of the Treasury yield curve finished the period higher.
Positive contributions with respect to the Fund’s performance were driven by allocations to securitized assets, U.S. investment grade and high yield corporate bonds and
European corporate credit. The Fund’s absolute return strategies also proved additive.
The Fund’s use of derivatives detracted modestly to performance over the period.
Describe recent portfolio activity.
Throughout the first quarter of 2023, after tactically reducing duration in January 2023, primarily in the front-end of the yield curve, the Fund added duration further out the curve given more balanced risk/reward levels. The Fund lowered its risk profile slightly in February 2023, reducing U.S. investment grade and high yield credit exposures as spreads became less attractive, while adding to agency mortgage-backed securities (“MBS”) given the sector’s favorable interest rate risk profile. Outside the United States, the Fund continued to increase its long European sovereign position, particularly within the United Kingdom given attractive currency-hedged yields. The Fund also tactically increased exposure to emerging market debt in local rate and select hard currency markets.
In the second quarter of 2023, the Fund’s duration was increased, particularly in the front and belly of the yield curve, on the view that inflation would continue to ease more rapidly than the market expects and that the Fed is getting closer to a pause in its rate hiking cycle. The Fund also continued to increase its sensitivity to changes in credit spreads by selectively adding to global investment grade corporate bonds, particularly within defensive sectors, as spreads appeared attractive. The Fund also steadily increased its agency MBS position given attractive relative valuations. In addition, the Fund opportunistically added to U.S. high yield corporate bonds while maintaining a cautious stance with respect to lower quality issues within the asset class. Outside the United States, the Fund trimmed its weighting to European sovereign bonds, particularly within the United Kingdom, while continuing to selectively increase the emerging markets debt allocation.
Describe portfolio positioning at period end.
At reporting period end, the Fund’s duration was near the high end of its historical range, with a slight tilt toward the front and belly of the yield curve. The Fund favored investment grade corporate bonds, agency MBS and securitized credit for high quality U.S. asset exposure. The Fund also maintained an allocation to U.S. high yield corporate bonds. Outside the United States, the Fund had allocations to European sovereign bonds and emerging markets debt, most notably local rates in Mexico and
Brazil along with select hard currency bonds.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of June 30, 2023 (continued)

Fund Summary
BlackRock Strategic Income Opportunities Portfolio
Performance
N/A — Not applicable as share class and Index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Average Annual Total Returns
(a)(b)
1 Year 5 Years 10 Years
Standardized
30-Day Yields
Unsubsidized
30-Day Yields
6-Month
Total Returns
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Institutional .............. 5.34% 5.33% 2.03% 1.82% N/A 2.30% N/A 2.59% N/A
Investor A ............... 4.88 4.87 1.91 1.55 (2.51)% 2.01 1.18% 2.30 1.88%
Investor C ............... 4.36 4.35 1.54 0.93 (0.03) 1.31 1.31 1.70 1.70
Class K ................ 5.43 5.43 2.08 1.91 N/A 2.41 N/A 2.67 N/A
Bloomberg U.S. Universal
Index
(c)
.............. — — 2.32 (0.04) N/A 0.98 N/A 1.80 N/A
ICE BofA 3-Month U.S.
Treasury Bill Index
(d)
..... — — 2.25 3.59 N/A 1.55 N/A 0.98 N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.
(b)
Under normal market conditions, the Fund will invest in a combination of fixed-income securities, including, but not limited to: high yield securities, international securities, emerging markets debt and mortgages. Depending on market conditions, the Fund may invest in other market sectors. On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of
BlackRock Strategic Income Opportunities Portfolio (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.
(c)
An index that measures the performance of U.S. dollar-denominated taxable bonds that are rated either investment-grade or high yield. The index includes U.S. Treasury bonds, investment-
grade and high yield U.S. corporate bonds, mortgage-backed securities, and Eurodollar bonds.
(d)
An unmanaged index that measures returns of 3-month Treasury Bills.
Actual Hypothetical 5% Return
Expenses Paid
During the Period Including Interest Expense Excluding Interest Expense Annualized Expense Ratio
Beginning
Account
Value
(01/01/23)
Ending
Account
Value
(06/30/23)
Including
Interest
Expense
(a)
Excluding
Interest
Expense
(a)
Beginning
Account
Value
(01/01/23)
Ending
Account
Value
(06/30/23)
Expenses
Paid During
the Period
(a)
Ending
Account
Value
(06/30/23)
Expenses
Paid During
the Period
(a)
Including
Interest
Expense
Excluding
Interest
Expense
Institutional .... $ 1,000.00 $ 1,020.30 $ 3.76 $ 3.11 $ 1,000.00 $ 1,021.08 $ 3.76 $ 1,021.72 $ 3.11 0.75% 0.62%
Investor A ..... 1,000.00 1,019.10 4.96 4.31 1,000.00 1,019.89 4.96 1,020.53 4.31 0.99 0.86
Investor C ..... 1,000.00 1,015.40 8.59 7.95 1,000.00 1,016.27 8.60 1,016.91 7.95 1.72 1.59
Class K ...... 1,000.00 1,020.80 3.26 2.61 1,000.00 1,021.57 3.26 1,022.22 2.61 0.65 0.52
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

Fund Summary
as of June 30, 2023 (continued)
2023
BlackRock Semi-Annual Report to Shareholders

BlackRock Strategic Income Opportunities Portfolio
Portfolio Information
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
Corporate Bonds ................................... 28.3%
U.S. Government Sponsored Agency Securities .............. 24.8
Asset-Backed Securities .............................. 12.4
U.S. Treasury Obligations ............................. 9.7
Foreign Government Obligations ........................ 8.0
Non-Agency Mortgage-Backed Securities .................. 6.8
Floating Rate Loan Interests ........................... 3.1
Investment Companies ............................... 2.4
Common Stocks ................................... 1.3
Municipal Bonds ................................... 1.1
Foreign Agency Obligations ............................ 1.1
Preferred Securities ................................. 1.0
Warrants ........................................ 0.0
(b)
CREDIT QUALITY ALLOCATION
Credit Rating
(c)
Percent of
Total Investments
(a)
AAA/ Aaa
(d)
...................................... 46.8%
AA/Aa ......................................... 3.3
A ............................................. 11.4
BBB/Baa ....................................... 14.1
BB/Ba ......................................... 6.6
B ............................................ 4.6
CCC/ Caa ....................................... 0.6
CC/Ca ......................................... 0.4
C ............................................ 0.2
D ............................................ 0.0
(b)
NR ........................................... 12.0
(a)
Excludes short-term securities, options purchased, options written, borrowed bonds, TBA sale commitments and investments sold short.
(b)
Represents less than 0.1% of the Fund's total investments.
(c)
For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations
to be of similar credit quality as investments rated AAA/Aaa.

Fund Summary
as of June 30, 2023

Fund Summary
BlackRock Sustainable Emerging Markets Flexible Bond Fund
Investment Objective
BlackRock Sustainable Emerging Markets Flexible Bond Fund's (the “Fund”) investment objective is to seek maximum long term total return, while seeking to maintain certain environmental, governance and social (“ESG”) characteristics, climate risk exposure and climate opportunities relative to the Fund’s benchmark.
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ended June 30, 2023, all of the Fund’s share classes outperformed its reference benchmark, a custom blend of 50% J.P. Morgan GBI-EM Global
Diversified Index/50% J.P. Morgan EMBI Global Diversified Index, with the exception of the Fund’s Investor C shares, which underperformed.
What factors influenced performance?
The Fund’s overweight in local currency sovereign bonds in countries such as Colombia, Mexico and Brazil were key contributors to performance. The investment adviser believed bonds in Latin America would start to price in the beginning of central banks’ interest rate cuts following softer inflation data. A long position in the Czech Republic, which the investment adviser believed had one of the purest disinflation stories in Europe, was an additional contributor of note.
With respect to hard currency sovereign issues, lower-rated securities generally made the largest contributions to performance. An overweight in Ukraine, which rallied after the country’s GDP exceeded expectations, was the most notable contributor.
The Fund’s active duration management strategies, achieved in part through the use of U.S. Treasury and German bund futures, further contributed. With this said, the Fund was generally underweight duration relative to the index. (Duration is a measure of interest rate sensitivity.)
The Fund’s currency positioning, which it achieved through the use of derivatives, was the primary detractor. The largest adverse effect came from a long in the Japanese
Yen, which the Fund held as a way to manage volatility given that the currency typically performs well when “risk-off” sentiment is pervasive. Overweights in the South African
Rand and Thai Baht detracted, as well. In the local-currency bond space, underweights in Thailand and Malaysia detracted. The Fund’s efforts to manage risk through positions in index credit default swaps was another modest detractor. The Fund’s cash position did not materially impact performance.
Describe recent portfolio activity.
At the beginning of the reporting period, the investment adviser participated in select new issues—including Mexico, Romania, Bulgaria and hard-currency sovereign bonds—to enhance the portfolio’s yield and increase its risk profile. The team also took advantage of the banking crisis in the United States and Europe to add further to higher-conviction positions as the market repriced lower.
During the second half of the period, the investment adviser used market strength to pare back on the Fund’s risk profile as its medium-term view turned cautious due to the potential for a slowing global economy. It also shifted to more liquid currencies (those where positions can be reduced more rapidly). In local currency bonds, it added to long positions in Brazil, Czech Republic, Indonesia, and Mexico, and it reduced the position in South Africa.
As global yields rose late in the period on hopes of a U.S. debt ceiling deal, the investment adviser kept duration constant while taking down credit risk through reductions in high-yield countries such as Brazil, Dominican Republic, and Jordan.
Describe portfolio positioning at period end.
The Fund’s largest overweights were in the Czech Republic, Colombia, Mexico and South Africa, while China, Thailand and Malaysia were its largest underweights. The
Fund’s beta (risk profile) was marginally lower than the benchmark, and its modified duration was 0.74 years below the index.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of June 30, 2023 (continued)
2023
BlackRock Semi-Annual Report to Shareholders

BlackRock Sustainable Emerging Markets Flexible Bond Fund
Performance
N/A — Not applicable as share class and Index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Average Annual Total Returns
(a)(b)
1 Year 5 Years 10 Years
Standardized
30-Day Yields
Unsubsidized
30-Day Yields
6-Month
Total Returns
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Institutional .............. 6.66% 5.67% 6.32% 9.07% N/A 0.17% N/A 1.31% N/A
Investor A ............... 6.16 5.10 6.19 8.80 4.45% (0.03) (0.85)% 1.05 0.64%
Investor C ............... 5.66 4.46 5.79 7.99 6.99 (0.78) (0.78) 0.43 0.43
Class K ................ 6.71 5.77 6.34 9.12 N/A 0.24 N/A 1.37 N/A
J.P. Morgan GBI-EM Global
Diversified Index
(c)
........ — — 7.79 11.38 N/A 0.29 N/A (0.56) N/A
J.P. Morgan EMBI Global
Diversified Index
(d)
........ — — 4.09 7.39 N/A 0.55 N/A 2.82 N/A
50% J.P. Morgan GBI-EM
Global Diversified Index/50%
J.P. Morgan EMBI Global
Diversified Index
(e)
........ — — 5.94 9.41 N/A 0.47 N/A 1.18 N/A
J.P. Morgan ESG GBI-EM
Global Diversified Index
(f)
... — — 8.87 13.24 N/A 0.79 N/A (0.36) N/A
J.P. Morgan ESG EMBI Global
Diversified Index
(g)
........ — — 3.91 6.82 N/A 0.42 N/A 2.84 N/A
50% J.P. Morgan ESG GBI-EM
Global Diversified Index/50%
J.P. Morgan ESG EMBI Global
Diversified Index
(h)
........ — — 6.38 10.03 N/A 0.45 N/A 1.19 N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See "About Fund Performance" for a detailed description of share classes, including any related sales charges and fees.
(b)
The Fund invests primarily in a global portfolio of fixed-income securities and derivatives of any maturity of issuers located in emerging markets that may be denominated in any currency (on a hedged or un-hedged basis). The Fund’s total returns for the period beginning on the date of the Reorganization and ending on October 31, 2021 are the returns of the Fund when it followed a different investment objective and different investment strategies and investment process under the name “BlackRock Emerging Markets Flexible Dynamic Bond Portfolio.” On September
17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Emerging Markets Flexible Dynamic Bond Portfolio (the “Predecessor Fund”), a series of BlackRock Funds
II, through a tax-free reorganization (the “Reorganization ”). The Predecessor Fund is the performance and accounting survivor of the Reorganization. The Predecessor Fund’s returns from
December 31, 2012 through January 2, 2014 are the returns of the Predecessor Fund when it followed different investment strategies under the name “BlackRock Emerging Market Local Debt
Portfolio.”
(c)
An unmanaged index that tracks local currency bonds.
(d)
An unmanaged, market-capitalization weighted, total-return index tracking the traded market for U.S.-dollar-denominated Brady bonds, Eurobonds, traded loans, and local market debt instruments issued by emerging market sovereign and quasi-sovereign entities.
(e)
A customized weighted index comprised of the returns of 50% J.P. Morgan GBI-EM Global Diversified Index/50% J.P. Morgan EMBI Global Diversified Index.
(f)
An index tracking the performance of bonds issued by emerging market governments and denominated in the local currency of the issuer. The index applies an ESG scoring and screening methodology to tilt toward issuers ranked higher on ESG criteria and green bond issues, and to underweight or remove issuers that rank lower. The index is based on the established flagship
J.P. Morgan GBI-EM Global Diversified Index.
(g)
An index tracking liquid, U.S. Dollar emerging market fixed and floating-rate debt instruments issued by sovereign and quasi-sovereign entities. The index applies an ESG scoring and screening methodology to tilt toward issuers ranked higher on ESG criteria and green bond issues, and to underweight and remove issuers that rank lower. The index is based on the established flagship
J.P. Morgan EMBI Global Diversified Index.
(h)
A customized weighted index comprised of the returns of 50% J.P. Morgan ESG GBI-EM Global Diversified Index/50% J.P. Morgan ESG EMBI Global Diversified Index.

Fund Summary
as of June 30, 2023 (continued)

Fund Summary
BlackRock Sustainable Emerging Markets Flexible Bond Fund
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
(a)
Excludes short-term securities and options purchased.
Actual H ypothetical 5% Re turn
Beginning
Account Value
(01/01/23)
Ending
Account Value
(06/30/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(01/01/23)
Ending
Account Value
(06/30/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 1,063.20 $ 3.48 $ 1,000.00 $ 1,021.42 $ 3.41 0.68%
Investor A ................................ 1,000.00 1,061.90 4.75 1,000.00 1,020.18 4.66 0.93
Investor C ................................ 1,000.00 1,057.90 8.57 1,000.00 1,016.46 8.40 1.68
Class K .................................. 1,000.00 1,063.40 3.22 1,000.00 1,021.67 3.16 0.63
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
Foreign Government Obligations ........................ 88.9%
U.S. Treasury Obligations ............................. 9.2
Corporate Bonds ................................... 1.9
GEOGRAPHIC ALLOCATION
— % — %
Country/Geographic Region
Percent of at
Total Investments
(a)
— —
Mexico ........................................ 11.1%
United States ................................... 9.2
South Africa .................................... 7.5
Czech Republic .................................. 7.1
Brazil ......................................... 6.7
Colombia ...................................... 6.3
Hungary ....................................... 4.5
Indonesia ...................................... 3.8
Chile ......................................... 3.6
Poland ........................................ 3.4
Saudi Arabia .................................... 3.2
Romania ...................................... 2.9
Malaysia ...................................... 2.2
Oman ........................................ 2.1
China ......................................... 2.0
Panama ....................................... 1.8
Qatar ......................................... 1.6
Peru ......................................... 1.6
Ukraine ....................................... 1.4
Dominican Republic ............................... 1.4
Egypt ......................................... 1.3
Turkey ........................................ 1.2
Philippines ..................................... 1.2
United Arab Emirates .............................. 1.1
Guatemala ..................................... 1.0
Other
(b)
........................................ 10.8
— —
(b)
Includes holdings within countries and geographic regions that are less than 1% of long-term investments. Please refer to Schedule of Investments for such countries/geographic region.

The Benefits and Risks of Leveraging
2023
BlackRock Semi-Annual Report to Shareholders

The Funds may utilize leverage to seek to enhance returns and net asset value (“NAV”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.
In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by each Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of each Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, each Fund’s shareholders benefit from the incremental net income.
The interest earned on securities purchased with the proceeds from leverage is distributed to each Fund’s shareholders, and the value of these portfolio holdings is reflected in each Fund’s per share NAV. However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other ongoing costs of leverage exceed a Fund’s return on assets purchased with leverage proceeds, income to shareholders is lower than if the Funds had not used leverage.
Furthermore, the value of each Fund’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can also influence the value of portfolio investments. As a result, changes in interest rates can influence each Fund’s NAV positively or negatively in addition to the impact on each Fund’s performance from leverage. Changes in the direction of interest rates are difficult to predict accurately, and there is no assurance that a Fund’s leveraging strategy will be successful.
The use of leverage also generally causes greater changes in each Fund’s NAV and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV of a Fund’s shares than if the Fund were not leveraged. In addition, each Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of the leverage instruments, which may cause the Fund to incur losses. The use of leverage may limit a Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. Each Fund incurs expenses in connection with the use of leverage, all of which are borne by each Fund’s shareholders and may reduce income.
About Fund Performance
Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. BlackRock Strategic Income Opportunities Portfolio’s Class K Shares performance shown prior to the Class K Shares inception date of March 28, 2016 is that of
Institutional Shares. The performance of BlackRock Strategic Income Opportunities Portfolio’s Class K Shares would be substantially similar to Institutional Shares because
Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares for BlackRock Strategic Income Opportunities Portfolio would have been higher than those of the Institutional
Shares because Class K Shares have lower expenses than the Institutional Shares. On the close of business on September 1, 2015, the BlackRock Sustainable Emerging
Markets Flexible Bond Fund's BlackRock Shares were redesignated as Class K Shares. Prior to September 1, 2015, performance is that of the BlackRock Sustainable
Emerging Markets Flexible Bond Fund's BlackRock Shares.
Investor A Shares are subject to a maximum initial sales charge (front-end load) of  4.00 % and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.
Investor C Shares  are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75 % per year and a service fee of  0.25% per year. These shares are generally available through financial intermediaries. These shares automatically convert to Investor A Shares after approximately eight years.
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com  to obtain performance data current to the most recent month-end.
Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance table(s) assume reinvestment of all distributions, if any, at NAV on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.
BlackRock Advisors, LLC (the “Manager”), each Fund’s investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of each Fund’s expenses. Without such waiver(s) and/or reimbursement(s), each Fund’s performance would have been lower. With respect to each Fund’s voluntary waiver(s), if any, the
Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued
at any time. With respect to each Fund’s contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.
The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.

Disclosure of Expenses

Disclosure of Expenses / Derivative Financial Instruments
Shareholders of each Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5%
hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2023
BlackRock Semi-Annual Report to Shareholders
Consolidated Schedule of Investments
(unaudited)
June 30, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Asset-Backed Securities
Bermuda — 0.1%
(a)(b)
BPCRE Ltd., Series 2022-FL2, Class A,
(1-mo. CME Term SOFR at 2.40%
Floor + 2.40%), 7.49%, 01/16/37 . USD 10,398 $ 10,336,521
RR 24 Ltd., Series 2022-24A, Class A1,
(3-mo. CME Term SOFR at 2.40%
Floor + 2.40%), 7.39%, 01/15/32 . 14,432 14,516,051
24,852,572
Canada — 0.1%
Fairstone Financial Issuance Trust I
(a)
Series 2020-1A, Class A, 2.51%,
10/20/39 ............... CAD 13,510 9,724,141
Series 2020-1A, Class B, 3.74%,
10/20/39 ............... 18,261 12,963,208
Series 2020-1A, Class C, 5.16%,
10/20/39 ............... 2,125 1,451,047
24,138,396
Cayman Islands — 6.8%
522 Funding CLO Ltd.
(a)(b)
Series 2019-4A, Class CR, (3-mo.
LIBOR USD at 2.40% Floor +
2.40%), 7.65%, 04/20/30 .... USD 500 496,237
Series 2019-4A, Class DR, (3-mo.
LIBOR USD at 3.65% Floor +
3.65%), 8.90%, 04/20/30 .... 3,500 3,344,720
ACAS CLO Ltd.
(a)(b)
Series 2015-1A, Class AR3, (3-mo.
LIBOR USD at 0.89% Floor +
0.89%), 6.15%, 10/18/28 .... 3,128 3,103,474
Series 2015-1A, Class BRR, (3-mo.
LIBOR USD + 1.60%), 6.86%,
10/18/28 ............... 500 489,468
Series 2015-1A, Class CRR, (3-mo.
LIBOR USD + 2.20%), 7.46%,
10/18/28 ............... 3,690 3,596,986
AGL CLO 3 Ltd., Series 2020-3A, Class
D, (3-mo. LIBOR USD at 3.30%
Floor + 3.30%), 8.56%, 01/15/33
(a)(b)
375 354,056
AGL CLO 5 Ltd., Series 2020-5A, Class
A2R, (3-mo. LIBOR USD at 1.40%
Floor + 1.40%), 6.65%, 07/20/34
(a)(b)
390 373,722
AGL CLO 9 Ltd., Series 2020-9A, Class
E, (3-mo. LIBOR USD at 7.26%
Floor + 7.26%), 12.51%, 01/20/34
(a)
(b)
...................... 970 918,442
AIMCO CLO
(a)(b)
Series 2015-AA, Class X, (3-mo.
LIBOR USD at 0.95% Floor +
0.95%), 6.21%, 10/17/34 .... 1,750 1,742,467
Series 2018-BA, Class AR, (3-mo.
LIBOR USD at 1.10% Floor +
1.10%), 6.36%, 01/15/32 .... 2,000 1,988,231
AIMCO CLO 14 Ltd., Series 2021-14A,
Class SUB, 0.00%, 04/20/34
(a)(b)
.. 20,000 14,427,460
Allegro CLO II-S Ltd.
(a)(b)
Series 2014-1RA, Class B, (3-mo.
LIBOR USD at 2.15% Floor +
2.15%), 7.41%, 10/21/28 .... 2,740 2,705,701
Series 2014-1RA, Class C, (3-mo.
LIBOR USD at 3.00% Floor +
3.00%), 8.26%, 10/21/28 .... 7,480 7,069,545
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Allegro CLO IV Ltd., Series 2016-1A,
Class BR2, (3-mo. LIBOR USD
at 1.55% Floor + 1.55%), 6.81%,
01/15/30
(a)(b)
............... USD 1,630 $ 1,599,949
Allegro CLO V Ltd., Series 2017-1A,
Class AR, (3-mo. LIBOR USD at
0.95% Floor + 0.95%), 6.21%,
10/16/30
(a)(b)
............... 3,694 3,654,705
Allegro CLO VI Ltd., Series 2017-2A,
Class A, (3-mo. LIBOR USD at
1.13% Floor + 1.13%), 6.39%,
01/17/31
(a)(b)
............... 1,309 1,295,072
Allegro CLO VII Ltd., Series 2018-1A,
Class A, (3-mo. LIBOR USD at
1.10% Floor + 1.10%), 6.36%,
06/13/31
(a)(b)
............... 3,500 3,465,114
Allegro CLO VIII Ltd.
(a)(b)
Series 2018-2A, Class A, (3-mo.
LIBOR USD at 1.10% Floor +
1.10%), 6.36%, 07/15/31 .... 19,500 19,304,657
Series 2018-2A, Class B1, (3-mo.
LIBOR USD at 1.67% Floor +
1.67%), 6.93%, 07/15/31 .... 500 492,670
Allegro CLO XI Ltd., Series 2019-2A,
Class C, (3-mo. LIBOR USD at
3.00% Floor + 3.00%), 8.26%,
01/19/33
(a)(b)
............... 560 559,073
ALM Ltd.
(a)(b)
Series 2020-1A, Class A2, (3-mo.
LIBOR USD + 1.85%), 7.11%,
10/15/29 ............... 12,790 12,662,538
Series 2020-1A, Class B, (3-mo.
LIBOR USD + 2.00%), 7.26%,
10/15/29 ............... 500 487,891
ALM VII Ltd., Series 2012-7A, Class
SUB, 0.00%, 10/15/16
(a)(b)
...... 12,160 3,526
AMMC CLO 21 Ltd., Series 2017-
21A, Class A, (3-mo. LIBOR USD
at 1.25% Floor + 1.25%), 6.55%,
11/02/30
(a)(b)
............... 1,671 1,661,885
AMMC CLO XIII Ltd., Series 2013-13A,
Class A1R2, (3-mo. LIBOR USD +
1.05%), 6.32%, 07/24/29
(a)(b)
.... 2,379 2,367,820
Anchorage Capital CLO 3-R Ltd.
(a)(b)
Series 2014-3RA, Class A, (3-mo.
LIBOR USD at 1.05% Floor +
1.05%), 6.32%, 01/28/31 .... 2,788 2,760,350
Series 2014-3RA, Class B, (3-mo.
LIBOR USD at 1.50% Floor +
1.50%), 6.77%, 01/28/31 .... 9,800 9,640,597
Anchorage Capital CLO 4-R Ltd., Series
2014-4RA, Class C, (3-mo. LIBOR
USD at 1.85% Floor + 1.85%),
7.12%, 01/28/31
(a)(b)
.......... 1,500 1,427,994
Anchorage Capital CLO 5-R Ltd.
(a)(b)
Series 2014-5RA, Class B, (3-mo.
LIBOR USD at 1.45% Floor +
1.45%), 6.71%, 01/15/30 .... 16,585 16,476,289
Series 2014-5RA, Class C, (3-mo.
LIBOR USD at 1.85% Floor +
1.85%), 7.11%, 01/15/30 ..... 5,245 5,113,201
Anchorage Capital CLO 6 Ltd., Series
2015-6A, Class ARR, (3-mo. LIBOR
USD at 1.05% Floor + 1.05%),
6.31%, 07/15/30
(a)(b)
.......... 6,332 6,251,465

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Anchorage Capital CLO 7 Ltd.
(a)(b)
Series 2015-7A, Class AR2, (3-mo.
LIBOR USD at 1.09% Floor +
1.09%), 6.36%, 01/28/31 .... USD 14,305 $ 14,197,771
Series 2015-7A, Class BR2, (3-mo.
LIBOR USD at 1.75% Floor +
1.75%), 7.02%, 01/28/31 .... 8,000 7,831,500
Series 2015-7A, Class D1R2, (3-mo.
LIBOR USD at 3.50% Floor +
3.50%), 8.77%, 01/28/31 .... 8,610 8,124,007
Anchorage Capital CLO Ltd.
(a)(b)
Series 2013-1A, Class A1R, (3-mo.
LIBOR USD + 1.25%), 6.49%,
10/13/30 ............... 2,822 2,805,109
Series 2013-1A, Class A2R, (3-mo.
LIBOR USD + 1.65%), 6.89%,
10/13/30 ............... 3,680 3,656,600
Series 2013-1A, Class BR, (3-mo.
LIBOR USD + 2.15%), 7.39%,
10/13/30 ............... 1,160 1,136,798
Series 2013-1A, Class CR, (3-mo.
LIBOR USD + 3.20%), 8.44%,
10/13/30 ............... 1,583 1,531,553
Series 2014-5RA, Class A, (3-mo.
LIBOR USD at 0.99% Floor +
0.99%), 6.25%, 01/15/30 .... 419 416,503
Series 2018-1RA, Class A1, (3-mo.
LIBOR USD at 0.99% Floor +
0.99%), 6.23%, 04/13/31 .... 6,650 6,596,565
Anchorage Credit Funding 3 Ltd.
(a)
Series 2016-3A, Class A1R, 2.87%,
01/28/39 ............... 6,000 5,239,566
Series 2016-3A, Class SUBR,
0.00%, 01/28/39
(b)(c)
........ 7,500 4,822,500
Anchorage Credit Funding Ltd., Series
2021-14A, Class SUB, 0.00%,
01/21/40
(a)(b)
............... 10,000 6,978,000
Apidos CLO XII, Series 2013-12A,
Class AR, (3-mo. LIBOR USD at
1.08% Floor + 1.08%), 6.34%,
04/15/31
(a)(b)
............... 22,250 22,136,808
Apidos CLO XV, Series 2013-15A,
Class A1RR, (3-mo. LIBOR USD
at 1.01% Floor + 1.01%), 6.26%,
04/20/31
(a)(b)
............... 4,630 4,594,417
Apidos CLO XVIII, Series 2018-18A,
Class A1, (3-mo. LIBOR USD at
1.14% Floor + 1.14%), 6.41%,
10/22/30
(a)(b)
............... 1,167 1,162,800
Apidos CLO XX, Series 2015-20A,
Class A1RA, (3-mo. LIBOR USD
at 1.10% Floor + 1.10%), 6.36%,
07/16/31
(a)(b)
............... 1,400 1,389,357
Apidos CLO XXII
(a)(b)
Series 2015-22A, Class A1R, (3-mo.
LIBOR USD at 1.06% Floor +
1.06%), 6.31%, 04/20/31 .... 1,765 1,756,774
Series 2015-22A, Class BR, (3-mo.
LIBOR USD at 1.95% Floor +
1.95%), 7.20%, 04/20/31 .... 3,250 3,169,024
Series 2015-22A, Class CR, (3-mo.
LIBOR USD at 2.95% Floor +
2.95%), 8.20%, 04/20/31 .... 800 756,904
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Apidos CLO XXIV, Series 2016-24A,
Class A1AL, (3-mo. LIBOR USD
at 0.95% Floor + 0.95%), 6.20%,
10/20/30
(a)(b)
............... USD 21,350 $ 21,108,820
Apidos CLO XXV, Series 2016-25A,
Class A1R, (3-mo. LIBOR USD
at 1.17% Floor + 1.17%), 6.42%,
10/20/31
(a)(b)
............... 4,400 4,361,043
Apidos CLO XXVI
(a)(b)
Series 2017-26A, Class A1AR, (3-
mo. LIBOR USD at 0.90% Floor +
0.90%), 6.16%, 07/18/29 .... 3,458 3,438,573
Series 2017-26A, Class BR, (3-mo.
LIBOR USD at 1.95% Floor +
1.95%), 7.21%, 07/18/29 .... 2,750 2,663,395
Apidos CLO XXVII, Series 2017-27A,
Class A1R, (3-mo. LIBOR USD
at 0.93% Floor + 0.93%), 6.19%,
07/17/30
(a)(b)
............... 10,829 10,746,101
Apidos CLO XXXI, Series 2019-31A,
Class BR, (3-mo. LIBOR USD at
1.55% Floor + 1.55%), 6.81%,
04/15/31
(a)(b)
............... 250 244,810
Apidos CLO XXXII, Series 2019-32A,
Class D, (3-mo. LIBOR USD at
3.50% Floor + 3.50%), 8.75%,
01/20/33
(a)(b)
............... 300 291,897
Apidos CLO XXXVI, Series 2021-
36A, Class B, (3-mo. LIBOR USD
at 1.60% Floor + 1.60%), 6.85%,
07/20/34
(a)(b)
............... 1,320 1,285,708
Apidos CLO XXXVII, Series 2021-37A,
Class E, (3-mo. LIBOR USD at
6.30% Floor + 6.30%), 11.57%,
10/22/34
(a)(b)
............... 850 804,251
Apres Static CLO Ltd.
(a)(b)
Series 2019-1A, Class A1R, (3-mo.
LIBOR USD + 1.07%), 6.33%,
10/15/28 ............... 494 491,665
Series 2019-1A, Class A2R, (3-mo.
LIBOR USD + 1.70%), 6.96%,
10/15/28 ............... 500 498,270
Series 2019-1A, Class CR, (3-mo.
LIBOR USD + 4.25%), 9.51%,
10/15/28 ............... 9,150 8,770,116
Arbor Realty Commercial Real Estate
Notes Ltd., Series 2022-FL2, Class
A, (1-mo. CME Term SOFR at 1.85%
Floor + 1.85%), 7.00%, 05/15/37
(a)(b)
19,738 19,472,579
Ares LII CLO Ltd., Series 2019-52A,
Class A1R, (3-mo. LIBOR USD
at 1.05% Floor + 1.05%), 6.32%,
04/22/31
(a)(b)
............... 2,000 1,975,376
Ares Loan Funding I Ltd.
(a)(b)
Series 2021-ALFA, Class E, (3-mo.
LIBOR USD at 6.70% Floor +
6.70%), 11.96%, 10/15/34 .... 10,850 10,059,662
Series 2021-ALFA, Class SUB,
0.00%, 10/15/34 .......... 14,000 9,342,606
Ares XL CLO Ltd., Series 2016-40A,
Class A1RR, (3-mo. LIBOR USD
at 0.87% Floor + 0.87%), 6.13%,
01/15/29
(a)(b)
............... 4,503 4,466,938

2023
BlackRock Semi-Annual Report to Shareholders
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Ares XLII CLO Ltd., Series 2017-42A,
Class AR, (3-mo. LIBOR USD at
0.92% Floor + 0.92%), 6.19%,
01/22/28
(a)(b)
............... USD 6,701 $ 6,672,812
Ares XLV CLO Ltd., Series 2017-45A,
Class C, (3-mo. LIBOR USD at
2.05% Floor + 2.05%), 7.31%,
10/15/30
(a)(b)
............... 1,125 1,094,689
Ares XLVII CLO Ltd., Series 2018-47A,
Class A1, (3-mo. LIBOR USD at
0.92% Floor + 0.92%), 6.18%,
04/15/30
(a)(b)
............... 2,300 2,288,571
Ares XXXVII CLO Ltd., Series 2015-4A,
Class A1R, (3-mo. LIBOR USD +
1.17%), 6.43%, 10/15/30
(a)(b)
.... 1,445 1,439,304
Assurant CLO Ltd., Series 2018-2A,
Class A, (3-mo. LIBOR USD at
1.04% Floor + 1.04%), 6.29%,
04/20/31
(a)(b)
............... 1,350 1,338,754
Atrium IX
(a)(b)
Series 9A, Class AR2, (3-mo. LIBOR
USD at 0.99% Floor + 0.99%),
6.45%, 05/28/30 .......... 2,295 2,277,620
Series 9A, Class BR2, (3-mo. LIBOR
USD at 1.50% Floor + 1.50%),
6.96%, 05/28/30 .......... 325 318,276
Atrium VIII, Series 8A, Class SUB,
0.00%, 10/23/24
(a)(b)
.......... 13,300 12,103
Atrium XV, Series 15A, Class D, (3-mo.
LIBOR USD at 3.00% Floor +
3.00%), 8.27%, 01/23/31
(a)(b)
.... 1,450 1,399,624
Babson CLO Ltd.
(a)(b)
Series 2015-IA, Class AR, (3-mo.
LIBOR USD at 0.99% Floor +
0.99%), 6.24%, 01/20/31 .... 3,521 3,498,769
Series 2015-IA, Class BR, (3-mo.
LIBOR USD at 1.40% Floor +
1.40%), 6.65%, 01/20/31 .... 250 246,047
Bain Capital Credit CLO Ltd.
(a)(b)
Series 2017-1A, Class BR, (3-mo.
LIBOR USD at 1.50% Floor +
1.50%), 6.75%, 07/20/30 .... 1,400 1,369,388
Series 2018-1A, Class A1, (3-mo.
LIBOR USD + 0.96%), 6.23%,
04/23/31 ............... 12,750 12,594,170
Series 2018-2A, Class A1, (3-mo.
LIBOR USD at 1.08% Floor +
1.08%), 6.35%, 07/19/31 .... 5,210 5,171,823
Ballyrock CLO 14 Ltd.
(a)(b)
Series 2020-14A, Class B, (3-mo.
LIBOR USD at 2.30% Floor +
2.30%), 7.55%, 01/20/34 .... 250 244,389
Series 2020-14A, Class D, (3-mo.
LIBOR USD at 7.00% Floor +
7.00%), 12.25%, 01/20/34 .... 250 242,018
Ballyrock CLO Ltd.
(a)(b)
Series 2018-1A, Class A1, (3-mo.
LIBOR USD + 1.00%), 6.25%,
04/20/31 ............... 800 795,662
Series 2018-1A, Class A2, (3-mo.
LIBOR USD + 1.60%), 6.85%,
04/20/31 ............... 2,300 2,262,561
Series 2019-2A, Class A1AR, (3-mo.
LIBOR USD at 1.00% Floor +
1.00%), 6.38%, 11/20/30 ..... 465 462,118
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2020-2A, Class DR, (3-mo.
LIBOR USD at 6.15% Floor +
6.15%), 11.40%, 10/20/31 .... USD 1,340 $ 1,259,495
Bardot CLO Ltd., Series 2019-2A, Class
DR, (3-mo. LIBOR USD at 3.00%
Floor + 3.00%), 8.27%, 10/22/32
(a)(b)
940 880,013
Barings CLO Ltd.
(a)(b)
Series 2016-2A, Class AR2, (3-mo.
LIBOR USD at 1.07% Floor +
1.07%), 6.32%, 01/20/32 .... 2,500 2,476,764
Series 2018-3A, Class A1, (3-mo.
LIBOR USD at 0.95% Floor +
0.95%), 6.20%, 07/20/29 .... 2,516 2,498,991
Battalion CLO IX Ltd., Series 2015-9A,
Class DR, (3-mo. LIBOR USD at
3.25% Floor + 3.25%), 8.51%,
07/15/31
(a)(b)
............... 450 405,839
Battalion CLO VIII Ltd.
(a)(b)
Series 2015-8A, Class A2R2, (3-mo.
LIBOR USD at 1.55% Floor +
1.55%), 6.81%, 07/18/30 .... 11,000 10,739,564
Series 2015-8A, Class BR2, (3-mo.
LIBOR USD at 2.00% Floor +
2.00%), 7.26%, 07/18/30 .... 8,500 8,356,727
Bean Creek CLO Ltd., Series 2015-1A,
Class AR, (3-mo. LIBOR USD at
1.02% Floor + 1.02%), 6.27%,
04/20/31
(a)(b)
............... 2,250 2,229,529
Benefit Street Partners CLO II Ltd.
(a)(b)
Series 2013-IIA, Class A1R2, (3-mo.
LIBOR USD at 0.87% Floor +
0.87%), 6.13%, 07/15/29 .... 2,608 2,589,687
Series 2013-IIA, Class A2R2, (3-mo.
LIBOR USD at 1.45% Floor +
1.45%), 6.71%, 07/15/29 .... 4,000 4,017,325
Series 2013-IIA, Class CR, (3-mo.
LIBOR USD + 3.70%), 8.96%,
07/15/29 ............... 2,000 1,970,442
Benefit Street Partners CLO III Ltd.
(a)(b)
Series 2013-IIIA, Class A1R2, (3-mo.
LIBOR USD at 1.00% Floor +
1.00%), 6.25%, 07/20/29 .... 678 673,982
Series 2013-IIIA, Class A2R2, (3-mo.
LIBOR USD at 1.65% Floor +
1.65%), 6.90%, 07/20/29 .... 2,850 2,845,144
Benefit Street Partners CLO V-B Ltd.,
Series 2018-5BA, Class A1A, (3-
mo. LIBOR USD at 1.09% Floor +
1.09%), 6.34%, 04/20/31
(a)(b)
.... 3,800 3,777,294
Benefit Street Partners CLO VIII Ltd.,
Series 2015-8A, Class A1AR, (3-
mo. LIBOR USD at 1.10% Floor +
1.10%), 6.35%, 01/20/31
(a)(b)
.... 3,532 3,508,095
Benefit Street Partners CLO XII Ltd.,
Series 2017-12A, Class B, (3-mo.
LIBOR USD + 2.00%), 7.26%,
10/15/30
(a)(b)
............... 1,375 1,337,401
Benefit Street Partners CLO XX Ltd.,
Series 2020-20A, Class ER, (3-mo.
LIBOR USD at 6.75% Floor +
6.75%), 12.01%, 07/15/34
(a)(b)
... 1,000 935,606
Benefit Street Partners CLO XXIII Ltd.,
Series 2021-23A, Class E, (3-mo.
LIBOR USD at 6.81% Floor +
6.81%), 12.07%, 04/25/34
(a)(b)
... 1,250 1,110,539

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Birch Grove CLO 2 Ltd., Series 2021-
2A, Class D1, (3-mo. LIBOR USD
at 3.30% Floor + 3.30%), 8.57%,
10/19/34
(a)(b)
............... USD 10,250 $ 9,673,467
Birch Grove CLO 3 Ltd., Series 2021-
3A, Class D1, (3-mo. LIBOR USD
at 3.20% Floor + 3.20%), 8.47%,
01/19/35
(a)(b)
............... 1,250 1,175,089
Birch Grove CLO Ltd.
(a)(b)
Series 19A, Class BR, (3-mo. LIBOR
USD at 1.75% Floor + 1.75%),
7.30%, 06/15/31 .......... 2,000 1,967,069
Series 19A, Class DR, (3-mo. LIBOR
USD at 3.35% Floor + 3.35%),
8.90%, 06/15/31 .......... 4,795 4,702,165
BlueMountain CLO Ltd.
(a)(b)
Series 2013-2A, Class A1R, (3-mo.
LIBOR USD + 1.18%), 6.45%,
10/22/30 ............... 3,820 3,804,603
Series 2013-2A, Class BR, (3-mo.
LIBOR USD at 1.60% Floor +
1.60%), 6.87%, 10/22/30 .... 4,000 3,926,071
Series 2015-3A, Class A1R, (3-mo.
LIBOR USD at 1.00% Floor +
1.00%), 6.25%, 04/20/31 .... 250 247,175
Series 2016-2A, Class C1R2, (3-mo.
LIBOR USD at 3.10% Floor +
3.10%), 8.48%, 08/20/32 .... 250 231,779
Series 2018-1A, Class B, (3-mo.
LIBOR USD at 1.70% Floor +
1.70%), 7.00%, 07/30/30 .... 273 264,559
Series 2018-2A, Class A, (3-mo.
LIBOR USD at 1.11% Floor +
1.11%), 6.43%, 08/15/31 ..... 1,234 1,221,593
Series 2018-2A, Class B, (3-mo.
LIBOR USD at 1.70% Floor +
1.70%), 7.02%, 08/15/31 .... 2,750 2,686,253
BlueMountain CLO XXIX Ltd., Series
2020-29A, Class D1R, (3-mo. LIBOR
USD at 3.15% Floor + 3.15%),
8.41%, 07/25/34
(a)(b)
.......... 250 234,472
BlueMountain CLO XXVIII Ltd.
(a)(b)
Series 2021-28A, Class A, (3-mo.
LIBOR USD at 1.26% Floor +
1.26%), 6.52%, 04/15/34 .... 450 441,642
Series 2021-28A, Class D, (3-mo.
LIBOR USD at 2.90% Floor +
2.90%), 8.16%, 04/15/34 .... 2,000 1,818,196
BlueMountain CLO XXXIII Ltd., Series
2021-33A, Class D, (3-mo. LIBOR
USD at 3.50% Floor + 3.50%),
8.88%, 11/20/34
(a)(b)
.......... 1,510 1,381,292
BlueMountain Fuji US CLO I Ltd.,
Series 2017-1A, Class A1R, (3-mo.
LIBOR USD at 0.98% Floor +
0.98%), 6.23%, 07/20/29
(a)(b)
.... 3,860 3,824,206
BlueMountain Fuji US CLO II Ltd.,
Series 2017-2A, Class A1AR, (3-mo.
LIBOR USD + 1.00%), 6.25%,
10/20/30
(a)(b)
............... 4,134 4,106,003
Bristol Park CLO Ltd.
(a)(b)
Series 2016-1A, Class BR, (3-mo.
LIBOR USD at 1.45% Floor +
1.45%), 6.71%, 04/15/29 .... 6,250 6,093,087
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2016-1A, Class DR, (3-mo.
LIBOR USD at 2.95% Floor +
2.95%), 8.21%, 04/15/29 .... USD 500 $ 460,267
Burnham Park CLO Ltd.
(a)(b)
Series 2016-1A, Class AR, (3-mo.
LIBOR USD at 1.15% Floor +
1.15%), 6.40%, 10/20/29 .... 9,625 9,591,298
Series 2016-1A, Class DR, (3-mo.
LIBOR USD at 2.85% Floor +
2.85%), 8.10%, 10/20/29 .... 500 476,524
Buttermilk Park CLO Ltd., Series 2018-
1A, Class D, (3-mo. LIBOR USD
at 3.10% Floor + 3.10%), 8.36%,
10/15/31
(a)(b)
............... 875 788,325
Canyon CLO Ltd., Series 2020-3A,
Class E, (3-mo. LIBOR USD at
7.25% Floor + 7.25%), 12.51%,
01/15/34
(a)(b)
............... 380 354,179
Carbone CLO Ltd., Series 2017-1A,
Class A1, (3-mo. LIBOR USD +
1.14%), 6.39%, 01/20/31
(a)(b)
.... 3,894 3,873,204
Carlyle Global Market Strategies CLO
Ltd.
(a)(b)
Series 2013-4A, Class A1RR, (3-mo.
LIBOR USD at 1.00% Floor +
1.00%), 6.26%, 01/15/31 .... 1,704 1,695,184
Series 2014-1A, Class A1R2, (3-mo.
LIBOR USD at 0.97% Floor +
0.97%), 6.23%, 04/17/31 .... 24,196 23,984,875
Series 2014-2RA, Class A1, (3-mo.
LIBOR USD at 1.05% Floor +
1.05%), 6.37%, 05/15/31 .... 1,000 991,567
Series 2014-3RA, Class A1A, (3-mo.
LIBOR USD + 1.05%), 6.34%,
07/27/31 ............... 34,397 34,034,718
Series 2015-1A, Class AR3, (3-mo.
LIBOR USD at 0.98% Floor +
0.98%), 6.23%, 07/20/31 .... 478 472,286
Series 2015-4A, Class A1R, (3-mo.
LIBOR USD + 1.34%), 6.59%,
07/20/32 ............... 400 396,000
Carlyle US CLO Ltd.
(a)(b)
Series 2017-2A, Class A1R, (3-mo.
LIBOR USD at 1.05% Floor +
1.05%), 6.30%, 07/20/31 .... 5,500 5,439,886
Series 2017-3A, Class A1AR, (3-mo.
LIBOR USD at 0.90% Floor +
0.90%), 6.15%, 07/20/29 .... 2,266 2,239,446
Series 2017-4A, Class A1, (3-mo.
LIBOR USD at 1.18% Floor +
1.18%), 6.44%, 01/15/30 .... 2,373 2,351,888
Series 2018-1A, Class A1, (3-mo.
LIBOR USD + 1.02%), 6.27%,
04/20/31 ............... 19,500 19,330,311
Series 2018-4A, Class A2, (3-mo.
LIBOR USD at 1.80% Floor +
1.80%), 7.05%, 01/20/31 .... 550 543,174
Series 2020-2A, Class CR, (3-mo.
LIBOR USD at 3.20% Floor +
3.20%), 8.46%, 01/25/35 .... 1,750 1,583,498
Series 2022-3A, Class C1, (3-mo.
CME Term SOFR at 3.17% Floor
+ 3.17%), 8.22%, 07/20/35 ... 850 850,453
CarVal CLO I Ltd., Series 2018-1A,
Class D, (3-mo. LIBOR USD +
2.89%), 8.15%, 07/16/31
(a)(b)
.... 1,455 1,364,479

2023
BlackRock Semi-Annual Report to Shareholders
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
CarVal CLO II Ltd., Series 2019-1A,
Class CR, (3-mo. LIBOR USD at
2.00% Floor + 2.00%), 7.25%,
04/20/32
(a)(b)
............... USD 700 $ 682,026
CarVal CLO VC Ltd.
(a)(b)
Series 2021-2A, Class D, (3-mo.
LIBOR USD at 3.25% Floor +
3.25%), 8.51%, 10/15/34 .... 500 479,507
Series 2021-2A, Class E, (3-mo.
LIBOR USD at 6.75% Floor +
6.75%), 12.01%, 10/15/34 .... 250 232,662
CBAM Ltd.
(a)(b)
Series 2017-1A, Class A1, (3-mo.
LIBOR USD + 1.25%), 6.50%,
07/20/30 ............... 19,108 19,044,265
Series 2017-1A, Class C, (3-mo.
LIBOR USD + 2.40%), 7.65%,
07/20/30 ............... 750 736,395
Series 2018-7A, Class B1, (3-mo.
LIBOR USD at 1.60% Floor +
1.60%), 6.85%, 07/20/31 .... 1,000 977,361
Series 2019-9A, Class B2, (3-mo.
LIBOR USD at 1.90% Floor +
1.90%), 7.16%, 02/12/30 .... 4,750 4,710,634
Cedar Funding IX CLO Ltd.
(a)(b)
Series 2018-9A, Class A1, (3-mo.
LIBOR USD at 0.98% Floor +
0.98%), 6.23%, 04/20/31 .... 29,400 29,144,158
Series 2018-9A, Class D, (3-mo.
LIBOR USD at 2.60% Floor +
2.60%), 7.85%, 04/20/31 .... 250 229,779
Cedar Funding V CLO Ltd., Series
2016-5A, Class A1R, (3-mo. LIBOR
USD at 1.10% Floor + 1.10%),
6.36%, 07/17/31
(a)(b)
.......... 5,450 5,396,533
Cedar Funding VII CLO Ltd.
(a)(b)
Series 2018-7A, Class A1, (3-mo.
LIBOR USD at 1.00% Floor +
1.00%), 6.25%, 01/20/31 .... 3,474 3,443,231
Series 2018-7A, Class A2, (3-mo.
LIBOR USD at 1.13% Floor +
1.13%), 6.38%, 01/20/31 .... 250 242,806
Series 2018-7A, Class E, (3-mo.
LIBOR USD at 4.55% Floor +
4.55%), 9.80%, 01/20/31 .... 2,963 2,446,043
Cedar Funding XI CLO Ltd., Series
2019-11A, Class A2R, (3-mo. LIBOR
USD at 1.35% Floor + 1.35%),
6.81%, 05/29/32
(a)(b)
.......... 1,000 982,670
Cedar Funding XIV CLO Ltd.
(a)(b)
Series 2021-14A, Class B, (3-mo.
LIBOR USD at 1.60% Floor +
1.60%), 6.86%, 07/15/33 .... 4,000 3,930,460
Series 2021-14A, Class D, (3-mo.
LIBOR USD at 3.25% Floor +
3.25%), 8.51%, 07/15/33 .... 13,250 12,145,422
Series 2021-14A, Class E, (3-mo.
LIBOR USD at 6.34% Floor +
6.34%), 11.60%, 07/15/33 .... 3,850 3,416,289
Series 2021-14A, Class SUB,
0.00%, 07/15/33 .......... 15,040 7,554,592
CIFC Funding 2013-IV Ltd., Series
2013-4A, Class A1RR, (3-mo.
LIBOR USD at 1.06% Floor +
1.06%), 6.35%, 04/27/31
(a)(b)
.... 5,100 5,073,956
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
CIFC Funding 2022-VII Ltd., Series
2022-7A, Class E, (3-mo. CME Term
SOFR at 8.94% Floor + 8.94%),
14.01%, 10/22/35
(a)(b)
......... USD 500 $ 496,972
CIFC Funding Ltd.
(a)(b)
Series 2012-2RA, Class A1, (3-mo.
LIBOR USD at 0.80% Floor +
0.80%), 6.05%, 01/20/28 .... 2,628 2,619,543
Series 2012-2RA, Class A2, (3-mo.
LIBOR USD at 1.25% Floor +
1.25%), 6.50%, 01/20/28 .... 250 248,659
Series 2013-1A, Class A2R, (3-mo.
LIBOR USD at 1.75% Floor +
1.75%), 7.01%, 07/16/30 .... 1,250 1,225,260
Series 2013-1A, Class CR, (3-mo.
LIBOR USD at 3.55% Floor +
3.55%), 8.81%, 07/16/30 .... 500 467,173
Series 2013-2A, Class A1L2, (3-mo.
LIBOR USD at 1.00% Floor +
1.00%), 6.26%, 10/18/30 .... 22,325 22,114,840
Series 2013-3RA, Class A1, (3-mo.
LIBOR USD at 0.98% Floor +
0.98%), 6.25%, 04/24/31 .... 12,000 11,893,524
Series 2013-3RA, Class B, (3-mo.
LIBOR USD at 1.85% Floor +
1.85%), 7.12%, 04/24/31 .... 650 631,303
Series 2013-3RA, Class C, (3-mo.
LIBOR USD at 2.90% Floor +
2.90%), 8.17%, 04/24/31 .... 1,050 989,792
Series 2013-4A, Class DRR, (3-mo.
LIBOR USD at 2.80% Floor +
2.80%), 8.09%, 04/27/31 .... 250 236,118
Series 2014-1A, Class A1R2, (3-mo.
LIBOR USD + 1.10%), 6.36%,
01/18/31 ............... 630 627,616
Series 2014-2RA, Class A1, (3-mo.
LIBOR USD at 1.05% Floor +
1.05%), 6.32%, 04/24/30 .... 11,703 11,613,515
Series 2014-2RA, Class B1, (3-mo.
LIBOR USD at 2.80% Floor +
2.80%), 8.07%, 04/24/30 .... 650 624,673
Series 2014-3A, Class A1R2, (3-mo.
LIBOR USD + 1.20%), 6.47%,
10/22/31 ............... 840 836,412
Series 2014-5A, Class A1R2, (3-mo.
LIBOR USD at 1.20% Floor +
1.20%), 6.46%, 10/17/31 .... 1,000 988,120
Series 2015-1A, Class ARR, (3-mo.
LIBOR USD at 1.11% Floor +
1.11%), 6.38%, 01/22/31 ..... 30,492 30,165,491
Series 2015-1A, Class BRR, (3-mo.
LIBOR USD at 1.45% Floor +
1.45%), 6.72%, 01/22/31 .... 400 390,524
Series 2015-3A, Class AR, (3-mo.
LIBOR USD at 0.87% Floor +
0.87%), 6.14%, 04/19/29 .... 6,385 6,340,598
Series 2015-3A, Class BR, (3-mo.
LIBOR USD at 1.15% Floor +
1.15%), 6.41%, 04/19/29 .... 8,750 8,577,716
Series 2017-1A, Class AR, (3-mo.
LIBOR USD at 1.01% Floor +
1.01%), 6.27%, 04/23/29 .... 7,997 7,944,752
Series 2017-1A, Class B, (3-mo.
LIBOR USD + 1.70%), 6.96%,
04/23/29 ............... 2,870 2,852,545

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2017-1A, Class C, (3-mo.
LIBOR USD + 2.45%), 7.71%,
04/23/29 ............... USD 9,770 $ 9,688,356
Series 2017-2A, Class AR, (3-mo.
LIBOR USD at 0.95% Floor +
0.95%), 6.20%, 04/20/30 .... 9,787 9,698,499
Series 2017-3A, Class A1, (3-mo.
LIBOR USD at 1.22% Floor +
1.22%), 6.47%, 07/20/30 .... 10,333 10,302,611
Series 2017-4A, Class A1R, (3-mo.
LIBOR USD at 0.95% Floor +
0.95%), 6.22%, 10/24/30 .... 18,802 18,630,236
Series 2017-5A, Class A1, (3-mo.
LIBOR USD + 1.18%), 6.44%,
11/16/30 ............... 17,204 17,078,683
Series 2017-5A, Class C, (3-mo.
LIBOR USD + 2.85%), 8.11%,
11/16/30 ............... 800 753,689
Series 2018-1A, Class A, (3-mo.
LIBOR USD + 1.00%), 6.26%,
04/18/31 ............... 250 247,885
Series 2018-2A, Class A1, (3-mo.
LIBOR USD + 1.04%), 6.29%,
04/20/31 ............... 6,990 6,930,620
Series 2021-4A, Class B, (3-mo.
LIBOR USD at 1.58% Floor +
1.58%), 6.84%, 07/15/33 .... 500 493,516
Clear Creek CLO
(a)(b)
Series 2015-1A, Class AR, (3-mo.
LIBOR USD at 1.20% Floor +
1.20%), 6.45%, 10/20/30 .... 2,100 2,079,847
Series 2015-1A, Class DR, (3-mo.
LIBOR USD at 2.95% Floor +
2.95%), 8.20%, 10/20/30 .... 2,900 2,719,768
Crown City CLO III, Series 2021-1A,
Class A1A, (3-mo. LIBOR USD
at 1.17% Floor + 1.17%), 6.42%,
07/20/34
(a)(b)
............... 250 245,432
Crown Point CLO 9 Ltd., Series 2020-
9A, Class DR, (3-mo. LIBOR USD
at 3.75% Floor + 3.75%), 9.00%,
07/14/34
(a)(b)
............... 1,000 920,779
Deer Creek CLO Ltd.
(a)(b)
Series 2017-1A, Class A, (3-mo.
LIBOR USD at 1.18% Floor +
1.18%), 6.43%, 10/20/30 .... 2,913 2,893,241
Series 2017-1A, Class B, (3-mo.
LIBOR USD at 1.65% Floor +
1.65%), 6.90%, 10/20/30 .... 1,750 1,731,346
Series 2017-1A, Class D, (3-mo.
LIBOR USD at 2.95% Floor +
2.95%), 8.20%, 10/20/30 .... 900 848,840
Series 2017-1A, Class E, (3-mo.
LIBOR USD at 6.35% Floor +
6.35%), 11.60%, 10/20/30 .... 500 463,904
Dryden 106 CLO Ltd., Series 2022-
106A, Class E, (3-mo. CME Term
SOFR at 8.87% Floor + 8.87%),
13.43%, 10/15/35
(a)(b)
......... 500 500,090
Dryden 30 Senior Loan Fund, Series
2013-30A, Class AR, (3-mo. LIBOR
USD at 0.82% Floor + 0.82%),
6.14%, 11/15/28
(a)(b)
.......... 18,027 17,924,038
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Dryden 36 Senior Loan Fund, Series
2014-36A, Class AR3, (3-mo. LIBOR
USD at 1.02% Floor + 1.02%),
6.27%, 04/15/29
(a)(b)
.......... USD 10,807 $ 10,760,111
Dryden 37 Senior Loan Fund, Series
2015-37A, Class AR, (3-mo. LIBOR
USD at 1.10% Floor + 1.10%),
6.36%, 01/15/31
(a)(b)
.......... 1,472 1,463,753
Dryden 41 Senior Loan Fund, Series
2015-41A, Class AR, (3-mo. LIBOR
USD at 0.97% Floor + 0.97%),
6.23%, 04/15/31
(a)(b)
.......... 5,000 4,932,500
Dryden 45 Senior Loan Fund
(a)(b)
Series 2016-45A, Class BR, (3-mo.
LIBOR USD at 1.70% Floor +
1.70%), 6.96%, 10/15/30 .... 4,000 3,920,169
Series 2016-45A, Class CR, (3-mo.
LIBOR USD at 2.20% Floor +
2.20%), 7.46%, 10/15/30 .... 375 367,545
Dryden 49 Senior Loan Fund
(a)(b)
Series 2017-49A, Class AR, (3-mo.
CME Term SOFR + 1.21%),
6.21%, 07/18/30 .......... 709 702,590
Series 2017-49A, Class BR, (3-mo.
LIBOR USD at 1.60% Floor +
1.60%), 6.86%, 07/18/30 .... 1,000 968,242
Dryden 65 CLO Ltd., Series 2018-65A,
Class B, (3-mo. LIBOR USD at
1.60% Floor + 1.60%), 6.86%,
07/18/30
(a)(b)
............... 700 686,431
Dryden 77 CLO Ltd., Series 2020-77A,
Class XR, (3-mo. LIBOR USD at
1.00% Floor + 1.00%), 6.38%,
05/20/34
(a)(b)
............... 188 187,205
Dryden 78 CLO Ltd., Series 2020-78A,
Class D, (3-mo. LIBOR USD at
3.00% Floor + 3.00%), 8.26%,
04/17/33
(a)(b)
............... 250 230,561
Dryden XXVI Senior Loan Fund, Series
2013-26A, Class AR, (3-mo. LIBOR
USD + 0.90%), 6.16%, 04/15/29
(a)(b)
3,017 2,993,493
Dryden XXVIII Senior Loan Fund,
Series 2013-28A, Class A1LR,
(3-mo. LIBOR USD at 1.20% Floor +
1.20%), 6.52%, 08/15/30
(a)(b)
.... 22,581 22,410,029
Elevation CLO Ltd., Series 2014-2A,
Class A1R, (3-mo. CME Term SOFR
+ 1.49%), 6.48%, 10/15/29
(a)(b)
... 147 145,713
Elmwood CLO 19 Ltd.
(a)(b)
Series 2022-6A, Class D, (3-mo.
CME Term SOFR at 5.30% Floor
+ 5.30%), 10.29%, 10/17/34 .. 12,000 12,003,569
Series 2022-6A, Class E, (3-mo.
CME Term SOFR at 8.55% Floor
+ 8.55%), 13.54%, 10/17/34 .. 3,000 2,984,705
Elmwood CLO 22 Ltd.,     04/17/36
(a)
. 2,000 1,947,494
Elmwood CLO I Ltd.
(a)(b)
Series 2019-1A, Class AR, (3-mo.
LIBOR USD at 1.45% Floor +
1.45%), 6.70%, 10/20/33 .... 2,000 1,988,412
Series 2019-1A, Class DR, (3-mo.
LIBOR USD at 4.40% Floor +
4.40%), 9.65%, 10/20/33 .... 6,750 6,742,764
Series 2019-1A, Class ER, (3-mo.
LIBOR USD at 7.71% Floor +
7.71%), 12.96%, 10/20/33 .... 2,625 2,574,764

2023
BlackRock Semi-Annual Report to Shareholders
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Elmwood CLO II Ltd.
(a)(b)
Series 2019-2A, Class ER, (3-mo.
LIBOR USD at 6.80% Floor +
6.80%), 12.05%, 04/20/34 .... USD 14,500 $ 14,177,186
Series 2019-2A, Class FR, (3-mo.
LIBOR USD at 8.00% Floor +
8.00%), 13.25%, 04/20/34 .... 7,500 6,606,147
Series 2019-2A, Class SUB, 0.00%,
04/20/34 ............... 4,000 2,847,112
Elmwood CLO V Ltd., Series 2020-2A,
Class ER, (3-mo. LIBOR USD at
6.10% Floor + 6.10%), 11.35%,
10/20/34
(a)(b)
............... 4,850 4,574,276
Elmwood CLO VII Ltd.
(a)(b)
Series 2020-4A, Class E, (3-mo.
LIBOR USD at 7.10% Floor +
7.10%), 12.36%, 01/17/34 .... 2,947 2,819,470
Series 2020-4A, Class F, (3-mo.
LIBOR USD at 8.01% Floor +
8.01%), 13.27%, 01/17/34 .... 5,000 4,328,659
Elmwood CLO VIII Ltd.
(a)(b)
Series 2021-1A, Class E1, (3-mo.
LIBOR USD at 6.00% Floor +
6.00%), 11.25%, 01/20/34 .... 750 692,897
Series 2021-1A, Class F1, (3-mo.
LIBOR USD at 8.00% Floor +
8.00%), 13.25%, 01/20/34 .... 1,500 1,397,916
Series 2021-1A, Class F2, (3-mo.
LIBOR USD at 8.00% Floor +
8.00%), 13.25%, 01/20/34 .... 1,500 1,396,475
Elmwood CLO X Ltd.
(a)(b)
Series 2021-3A, Class A, (3-mo.
LIBOR USD at 1.04% Floor +
1.04%), 6.29%, 10/20/34 .... 1,000 989,115
Series 2021-3A, Class E, (3-mo.
LIBOR USD at 5.85% Floor +
5.85%), 11.10%, 10/20/34 .... 3,000 2,797,423
Flatiron CLO 19 Ltd., Series 2019-1A,
Class DR, (3-mo. LIBOR USD at
3.00% Floor + 3.00%), 8.32%,
11/16/34
(a)(b)
............... 800 745,858
FS Rialto, Series 2021-FL3, Class A,
(1-mo. LIBOR USD at 1.25% Floor +
1.25%), 6.41%, 11/16/36
(a)(b)
.... 2,300 2,231,585
Galaxy 31 CLO Ltd., Series 2023-31A,
Class E, (3-mo. CME Term SOFR
at 8.43% Floor + 8.43%), 13.21%,
04/15/36
(a)(b)
............... 650 646,774
Galaxy XIX CLO Ltd., Series 2015-19A,
Class A1RR, (3-mo. LIBOR USD
at 0.95% Floor + 0.95%), 6.22%,
07/24/30
(a)(b)
............... 2,538 2,506,413
Galaxy XV CLO Ltd., Series 2013-15A,
Class ARR, (3-mo. LIBOR USD
at 0.97% Floor + 0.97%), 6.23%,
10/15/30
(a)(b)
............... 4,966 4,897,213
Galaxy XXII CLO Ltd., Series 2016-
22A, Class ARR, (3-mo. LIBOR USD
at 1.20% Floor + 1.20%), 6.46%,
04/16/34
(a)(b)
............... 850 839,266
Galaxy XXIII CLO Ltd., Series 2017-
23A, Class AR, (3-mo. LIBOR USD
at 0.87% Floor + 0.87%), 6.14%,
04/24/29
(a)(b)
............... 14,170 14,015,800
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Galaxy XXIV CLO Ltd., Series 2017-
24A, Class A, (3-mo. LIBOR USD +
1.12%), 6.38%, 01/15/31
(a)(b)
.... USD 6,718 $ 6,626,463
Galaxy XXVI CLO Ltd., Series 2018-
26A, Class A, (3-mo. LIBOR USD
at 1.20% Floor + 1.20%), 6.58%,
11/22/31
(a)(b)
............... 900 888,119
Galaxy XXVII CLO Ltd., Series 2018-
27A, Class A, (3-mo. LIBOR USD
at 1.02% Floor + 1.02%), 6.34%,
05/16/31
(a)(b)
............... 20,504 20,195,040
Galaxy XXVIII CLO Ltd., Series 2018-
28A, Class A2, (3-mo. LIBOR USD
at 1.07% Floor + 1.30%), 6.56%,
07/15/31
(a)(b)
............... 550 542,115
Generate CLO 2 Ltd., Series 2A, Class
AR, (3-mo. LIBOR USD at 1.15%
Floor + 1.15%), 6.42%, 01/22/31
(a)(b)
18,195 18,000,603
Generate CLO 3 Ltd.
(a)(b)
Series 3A, Class AR, (3-mo. LIBOR
USD + 1.25%), 6.50%, 10/20/29 5,109 5,073,239
Series 3A, Class BR, (3-mo. LIBOR
USD + 1.75%), 7.00%, 10/20/29 10,455 10,313,934
Series 3A, Class DR, (3-mo. LIBOR
USD + 3.60%), 8.85%, 10/20/29 10,778 10,601,186
Series 3A, Class ER, (3-mo. LIBOR
USD + 6.40%), 11.65%, 10/20/29 7,052 6,521,820
Series 3A, Class FR, (3-mo. LIBOR
USD + 7.25%), 12.50%, 10/20/29 2,917 2,651,658
Generate CLO 4 Ltd.
(a)(b)
Series 4A, Class A1R, (3-mo. LIBOR
USD + 1.09%), 6.34%, 04/20/32 1,000 989,020
Series 4A, Class BR, (3-mo. LIBOR
USD + 1.55%), 6.80%, 04/20/32 2,750 2,687,234
Series 4A, Class DR, (3-mo. LIBOR
USD + 3.15%), 8.40%, 04/20/32 1,500 1,364,987
Generate CLO 5 Ltd., Series 5A, Class
B, (3-mo. LIBOR USD at 1.75%
Floor + 1.75%), 7.02%, 10/22/31
(a)(b)
1,750 1,710,849
Generate CLO 7 Ltd., Series 7A, Class
C, (3-mo. LIBOR USD at 2.75%
Floor + 2.75%), 8.02%, 01/22/33
(a)(b)
500 491,233
Generate CLO 8 Ltd., Series 8A, Class
ER, (3-mo. LIBOR USD at 6.95%
Floor + 6.95%), 12.20%, 10/20/34
(a)
(b)
...................... 1,250 1,110,316
Gilbert Park CLO Ltd.
(a)(b)
Series 2017-1A, Class A, (3-mo.
LIBOR USD at 1.19% Floor +
1.19%), 6.45%, 10/15/30 .... 3,850 3,820,941
Series 2017-1A, Class C, (3-mo.
LIBOR USD at 1.95% Floor +
1.95%), 7.21%, 10/15/30 .... 7,160 6,933,095
Series 2017-1A, Class D, (3-mo.
LIBOR USD at 2.95% Floor +
2.95%), 8.21%, 10/15/30 .... 6,223 5,736,881
GoldenTree Loan Management US
CLO 3 Ltd., Series 2018-3A, Class
D, (3-mo. LIBOR USD + 2.85%),
8.10%, 04/20/30
(a)(b)
.......... 750 708,584
GoldenTree Loan Management US
CLO 5 Ltd., Series 2019-5A, Class
BR, (3-mo. LIBOR USD at 1.55%
Floor + 1.55%), 6.80%, 10/20/32
(a)(b)
2,040 2,025,716

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
GoldenTree Loan Opportunities IX
Ltd.
(a)(b)
Series 2014-9A, Class AR2, (3-mo.
LIBOR USD at 1.11% Floor +
1.11%), 6.41%, 10/29/29 ..... USD 6,971 $ 6,917,551
Series 2014-9A, Class BR2, (3-mo.
LIBOR USD at 1.60% Floor +
1.60%), 6.90%, 10/29/29 .... 3,500 3,483,641
GoldenTree Loan Opportunities XI
Ltd., Series 2015-11A, Class AR2,
(3-mo. LIBOR USD at 1.07% Floor +
1.07%), 6.33%, 01/18/31
(a)(b)
.... 5,095 5,076,441
GoldentTree Loan Management US
CLO 1 Ltd., Series 2021-11A, Class
E, (3-mo. LIBOR USD at 5.35%
Floor + 5.35%), 10.60%, 10/20/34
(a)
(b)
...................... 5,515 4,951,722
Golub Capital Partners CLO 55B Ltd.,
Series 2021-55A, Class E, (3-mo.
LIBOR USD at 6.56% Floor +
6.56%), 11.81%, 07/20/34
(a)(b)
.... 2,440 2,301,664
Gracie Point International Funding
(a)(b)
Series 2021-1A, Class B, (1-mo.
LIBOR USD + 1.40%), 6.57%,
11/01/23 ............... 1,320 1,320,004
Series 2021-1A, Class C, (1-mo.
LIBOR USD + 2.40%), 7.57%,
11/01/23 ............... 1,729 1,729,006
Series 2022-2A, Class A, (SOFR 30
day Average + 2.75%), 7.79%,
07/01/24 ............... 21,046 21,060,105
Series 2022-2A, Class B, (SOFR 30
day Average + 3.35%), 8.39%,
07/01/24 ............... 8,470 8,475,671
Series 2022-3A, Class A, (SOFR 30
day Average at 3.25% Floor +
3.25%), 8.28%, 11/01/24 ..... 13,085 13,105,776
Greystone CRE Notes Ltd., Series
2021-FL3, Class A, (1-mo. CME
Term SOFR at 1.02% Floor +
1.13%), 6.28%, 07/15/39
(a)(b)
.... 3,230 3,141,564
GT Loan Financing I Ltd., Series 2013-
1A, Class CR, (3-mo. LIBOR USD +
2.10%), 7.37%, 07/28/31
(a)(b)
.... 500 495,978
Gulf Stream Meridian 1 Ltd., Series
2020-IA, Class B, (3-mo. LIBOR
USD at 2.00% Floor + 2.00%),
7.26%, 04/15/33
(a)(b)
.......... 250 242,156
Gulf Stream Meridian 3 Ltd., Series
2021-IIIA, Class A1, (3-mo. LIBOR
USD at 1.32% Floor + 1.32%),
6.58%, 04/15/34
(a)(b)
.......... 1,000 983,199
Highbridge Loan Management Ltd.
(a)(b)
Series 12A-18, Class A1B, (3-mo.
LIBOR USD + 1.25%), 6.51%,
07/18/31 ............... 930 914,903
Series 3A-2014, Class A1R, (3-mo.
LIBOR USD + 1.18%), 6.44%,
07/18/29 ............... 765 763,332
HPS Loan Management Ltd.
(a)(b)
Series 11A-17, Class AR, (3-mo.
LIBOR USD at 1.02% Floor +
1.02%), 6.34%, 05/06/30 .... 26,276 26,128,452
Series 6A-2015, Class A1R, (3-mo.
LIBOR USD + 1.00%), 6.33%,
02/05/31 ............... 12,021 11,920,284
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
KKR CLO 10 Ltd., Series 10, Class
BR, (3-mo. LIBOR USD + 1.70%),
7.25%, 09/15/29
(a)(b)
.......... USD 3,000 $ 2,987,570
KKR CLO 13 Ltd., Series 13, Class
A1R, (3-mo. LIBOR USD at 0.80%
Floor + 0.80%), 6.06%, 01/16/28
(a)(b)
457 454,944
LCM 26 Ltd., Series 26A, Class D,
(3-mo. LIBOR USD at 2.50% Floor +
2.50%), 7.75%, 01/20/31
(a)(b)
.... 400 349,458
LCM XIII LP, Series 13A, Class AR3,
(3-mo. LIBOR USD at 0.87% Floor +
0.87%), 6.14%, 07/19/27
(a)(b)
.... 2,075 2,061,411
LCM XIV LP, Series 14A, Class AR, (3-
mo. LIBOR USD + 1.04%), 6.29%,
07/20/31
(a)(b)
............... 750 742,345
LCM XVIII LP, Series 18A, Class A1R,
(3-mo. LIBOR USD at 1.02% Floor +
1.02%), 6.27%, 04/20/31
(a)(b)
.... 10,700 10,571,600
LCM XX LP, Series 20A, Class BR, (3-
mo. LIBOR USD + 1.55%), 6.80%,
10/20/27
(a)(b)
............... 5,000 4,975,286
LCM XXI LP
(a)(b)
Series 21A, Class AR, (3-mo. LIBOR
USD + 0.88%), 6.13%, 04/20/28 848 847,435
Series 21A, Class BR, (3-mo. LIBOR
USD + 1.40%), 6.65%, 04/20/28 250 249,419
LCM XXIV Ltd., Series 24A, Class AR,
(3-mo. LIBOR USD at 0.98% Floor +
0.98%), 6.23%, 03/20/30
(a)(b)
.... 873 864,302
LoanCore Issuer Ltd., Series 2022-
CRE7, Class A, (SOFR 30 day
Average at 1.55% Floor + 1.55%),
6.62%, 01/17/37
(a)(b)
.......... 6,215 6,099,789
Loanpal Solar Loan Ltd.
(a)
Series 2020-2GF, Class A, 2.75%,
07/20/47 ............... 3,729 2,881,437
Series 2021-1GS, Class A, 2.29%,
01/20/48 ............... 8,854 6,600,009
Longfellow Place CLO Ltd., Series
2013-1A, Class BR3, (3-mo. LIBOR
USD at 1.75% Floor + 1.75%),
7.01%, 04/15/29
(a)(b)
.......... 6,608 6,600,224
Madison Park Funding LIV Ltd., Series
2022-54A, Class E1, (3-mo. CME
Term SOFR at 8.95% Floor +
8.95%), 14.01%, 10/21/34
(a)(b)
... 250 248,595
Madison Park Funding LXIII Ltd.,
Series 2023-63A, Class E, (3-mo.
CME Term SOFR at 8.57% Floor +
8.57%), 13.65%, 04/21/35
(a)(b)
... 2,000 1,960,381
Madison Park Funding XI Ltd., Series
2013-11A, Class AR2, (3-mo. LIBOR
USD at 0.90% Floor + 0.90%),
6.17%, 07/23/29
(a)(b)
.......... 7,321 7,245,165
Madison Park Funding XIII Ltd.
(a)(b)
Series 2014-13A, Class AR2, (3-mo.
LIBOR USD at 0.95% Floor +
0.95%), 6.22%, 04/19/30 .... 8,014 7,976,448
Series 2014-13A, Class BR2, (3-mo.
LIBOR USD + 1.50%), 6.77%,
04/19/30 ............... 5,000 4,950,100
Madison Park Funding XIV Ltd., Series
2014-14A, Class DRR, (3-mo.
LIBOR USD at 2.95% Floor +
2.95%), 8.22%, 10/22/30
(a)(b)
.... 1,000 962,311

2023
BlackRock Semi-Annual Report to Shareholders
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Madison Park Funding XIX Ltd.
(a)(b)
Series 2015-19A, Class A1R2, (3-
mo. LIBOR USD at 0.92% Floor +
0.92%), 6.19%, 01/22/28 .... USD 9,873 $ 9,814,535
Series 2015-19A, Class A2R2, (3-
mo. LIBOR USD at 1.50% Floor +
1.50%), 6.77%, 01/22/28 .... 5,000 4,961,623
Madison Park Funding XLI Ltd.
(a)(b)
Series 12A, Class AR, (3-mo. LIBOR
USD + 0.83%), 6.10%, 04/22/27 17,098 16,976,376
Series 12A, Class CR, (3-mo. LIBOR
USD + 1.65%), 6.92%, 04/22/27 4,365 4,271,827
Madison Park Funding XLII Ltd.
(a)(b)
Series 13A, Class A1, (3-mo. LIBOR
USD + 1.18%), 6.45%, 11/21/30 1,980 1,968,850
Series 13A, Class C, (3-mo. LIBOR
USD at 1.80% Floor + 1.80%),
7.07%, 11/21/30 .......... 6,000 5,816,379
Madison Park Funding XLII, Ltd., Series
13A, Class A2, (3-mo. LIBOR USD
at 1.25% Floor + 1.25%), 6.52%,
11/21/30
(a)(b)
............... 1,000 974,470
Madison Park Funding XLIX Ltd., Series
2021-49A, Class E, (3-mo. LIBOR
USD at 6.25% Floor + 6.25%),
11.51%, 10/19/34
(a)(b)
......... 2,750 2,549,451
Madison Park Funding XLV Ltd., Series
2020-45A, Class SUB, 0.00%,
07/15/34
(a)(b)
............... 2,000 1,586,104
Madison Park Funding XLVIII Ltd.,
Series 2021-48A, Class E, (3-mo.
LIBOR USD at 6.25% Floor +
6.25%), 11.51%, 04/19/33
(a)(b)
.... 500 467,534
Madison Park Funding XVII Ltd., Series
2015-17A, Class AR2, (3-mo. LIBOR
USD at 1.00% Floor + 1.00%),
6.26%, 07/21/30
(a)(b)
.......... 6,076 6,037,159
Madison Park Funding XVIII Ltd.
(a)(b)
Series 2015-18A, Class ARR, (3-mo.
LIBOR USD at 0.94% Floor +
0.94%), 6.20%, 10/21/30 .... 62,039 61,454,723
Series 2015-18A, Class DR, (3-mo.
LIBOR USD at 2.95% Floor +
2.95%), 8.21%, 10/21/30 .... 2,750 2,607,546
Madison Park Funding XXIII Ltd.
(a)(b)
Series 2017-23A, Class AR, (3-mo.
LIBOR USD at 0.97% Floor +
0.97%), 6.26%, 07/27/31 .... 19,171 19,010,032
Series 2017-23A, Class CR, (3-mo.
LIBOR USD at 2.00% Floor +
2.00%), 7.29%, 07/27/31 .... 3,000 2,911,243
Madison Park Funding XXIV Ltd.,
Series 2016-24A, Class BR, (3-mo.
CME Term SOFR + 2.01%), 7.06%,
10/20/29
(a)(b)
............... 7,250 7,085,500
Madison Park Funding XXIX Ltd.,
Series 2018-29A, Class E, (3-mo.
LIBOR USD at 5.70% Floor +
5.70%), 10.96%, 10/18/30
(a)(b)
... 1,750 1,632,703
Madison Park Funding XXV Ltd.
(a)(b)
Series 2017-25A, Class A1R, (3-mo.
LIBOR USD at 0.97% Floor +
0.97%), 6.23%, 04/25/29 .... 8,536 8,478,683
Series 2017-25A, Class A2R, (3-mo.
LIBOR USD at 1.65% Floor +
1.65%), 6.91%, 04/25/29 .... 6,500 6,372,775
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Madison Park Funding XXVI Ltd.,
Series 2017-26A, Class AR, (3-mo.
LIBOR USD + 1.20%), 6.50%,
07/29/30
(a)(b)
............... USD 4,327 $ 4,312,202
Madison Park Funding XXVII Ltd.
(a)(b)
Series 2018-27A, Class A1A, (3-mo.
LIBOR USD + 1.03%), 6.28%,
04/20/30 ............... 1,900 1,889,983
Series 2018-27A, Class C, (3-mo.
LIBOR USD + 2.60%), 7.85%,
04/20/30 ............... 2,125 2,008,370
Madison Park Funding XXX Ltd.
(b)
Series 2018-30A, Class A, (3-mo.
LIBOR USD at 0.75% Floor +
0.75%), 6.01%, 04/15/29
(a)
... 24,509 24,269,530
Series 2018-30A, Class E, (3-mo.
LIBOR USD at 4.95% Floor +
4.95%), 10.21%, 04/15/29
(a)
.. 2,050 1,857,467
Series 2018-30X, Class E, (3-mo.
LIBOR USD at 4.95% Floor +
4.95%), 10.21%, 04/15/29
(d)
.. 1,000 906,081
Madison Park Funding XXXI Ltd.,
Series 2018-31A, Class D, (3-mo.
LIBOR USD at 3.00% Floor +
3.00%), 8.27%, 01/23/31
(a)(b)
.... 5,500 5,318,714
Madison Park Funding XXXIV Ltd.
(a)(b)
Series 2019-34A, Class AR, (3-mo.
LIBOR USD at 1.12% Floor +
1.12%), 6.38%, 04/25/32 .... 250 247,666
Series 2019-34A, Class DR, (3-mo.
LIBOR USD at 3.35% Floor +
3.35%), 8.61%, 04/25/32 .... 250 244,359
Madison Park Funding XXXVIII Ltd.
(a)(b)
Series 2021-38A, Class C, (3-mo.
LIBOR USD at 1.90% Floor +
1.90%), 7.16%, 07/17/34 .... 250 241,032
Series 2021-38A, Class E, (3-mo.
LIBOR USD at 6.00% Floor +
6.00%), 11.26%, 07/17/34 .... 1,500 1,387,254
Marble Point CLO XXIII Ltd., Series
2021-4A, Class D1, (3-mo. LIBOR
USD at 3.65% Floor + 3.65%),
8.92%, 01/22/35
(a)(b)
.......... 500 476,231
Mariner CLO LLC
(a)(b)
Series 2016-3A, Class AR2, (3-mo.
LIBOR USD at 0.99% Floor +
0.99%), 6.26%, 07/23/29 .... 148 147,156
Series 2016-3A, Class BR2, (3-mo.
LIBOR USD at 1.50% Floor +
1.50%), 6.77%, 07/23/29 .... 5,250 5,201,150
Series 2016-3A, Class CR2, (3-mo.
LIBOR USD at 2.05% Floor +
2.05%), 7.32%, 07/23/29 .... 23,000 22,411,283
Series 2016-3A, Class DR2, (3-mo.
LIBOR USD at 2.90% Floor +
2.90%), 8.17%, 07/23/29 .... 3,750 3,511,493
MF1 Ltd., Series 2021-FL7, Class A,
(1-mo. LIBOR USD at 1.08% Floor +
1.08%), 6.24%, 10/16/36
(a)(b)
.... 1,918 1,870,050
Milos CLO Ltd., Series 2017-1A, Class
AR, (3-mo. LIBOR USD at 1.07%
Floor + 1.07%), 6.32%, 10/20/30
(a)(b)
240 238,702
Myers Park CLO Ltd.
(a)(b)
Series 2018-1A, Class B1, (3-mo.
LIBOR USD at 1.60% Floor +
1.60%), 6.85%, 10/20/30 .... 250 246,615

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2018-1A, Class C, (3-mo.
LIBOR USD at 2.05% Floor +
2.05%), 7.30%, 10/20/30 .... USD 1,000 $ 973,034
Neuberger Berman CLO XIV Ltd.,
Series 2013-14A, Class AR2, (3-
mo. LIBOR USD at 1.03% Floor +
1.03%), 6.30%, 01/28/30
(a)(b)
.... 2,224 2,215,435
Neuberger Berman CLO XV, Series
2013-15A, Class A1R2, (3-mo.
LIBOR USD at 0.92% Floor +
0.92%), 6.18%, 10/15/29
(a)(b)
.... 15,734 15,621,593
Neuberger Berman CLO XVII Ltd.
(a)(b)
Series 2014-17A, Class AR2, (3-mo.
LIBOR USD at 1.03% Floor +
1.03%), 6.30%, 04/22/29 .... 11,852 11,766,645
Series 2014-17A, Class CR2, (3-mo.
LIBOR USD at 2.00% Floor +
2.00%), 7.27%, 04/22/29 .... 5,350 5,231,406
Series 2014-17A, Class DR2A, (3-
mo. LIBOR USD at 2.80% Floor +
2.80%), 8.07%, 04/22/29 .... 1,500 1,396,925
Neuberger Berman CLO XX Ltd.
(a)(b)
Series 2015-20A, Class ARR, (3-mo.
LIBOR USD at 1.16% Floor +
1.16%), 6.42%, 07/15/34 .... 439 432,993
Series 2015-20A, Class BRR, (3-mo.
LIBOR USD at 1.65% Floor +
1.65%), 6.91%, 07/15/34 .... 500 495,876
Neuberger Berman CLO XXII Ltd.
(a)(b)
Series 2016-22A, Class BR, (3-mo.
LIBOR USD at 1.65% Floor +
1.65%), 6.91%, 10/17/30 .... 400 398,113
Series 2016-22A, Class CR, (3-mo.
LIBOR USD at 2.20% Floor +
2.20%), 7.46%, 10/17/30 .... 250 244,546
Neuberger Berman Loan Advisers CLO
25 Ltd., Series 2017-25A, Class DR,
(3-mo. LIBOR USD at 2.85% Floor +
2.85%), 8.11%, 10/18/29
(a)(b)
.... 1,040 991,380
Neuberger Berman Loan Advisers CLO
26 Ltd., Series 2017-26A, Class AR,
(3-mo. LIBOR USD at 0.92% Floor +
0.92%), 6.18%, 10/18/30
(a)(b)
.... 4,825 4,785,972
Neuberger Berman Loan Advisers CLO
32 Ltd., Series 2019-32A, Class ER,
(3-mo. LIBOR USD at 6.10% Floor +
6.10%), 11.36%, 01/20/32
(a)(b)
.... 425 391,304
Neuberger Berman Loan Advisers CLO
35 Ltd., Series 2019-35A, Class C,
(3-mo. LIBOR USD at 2.60% Floor +
2.60%), 7.86%, 01/19/33
(a)(b)
.... 500 497,909
Neuberger Berman Loan Advisers CLO
39 Ltd., Series 2020-39A, Class E,
(3-mo. LIBOR USD at 7.20% Floor +
7.20%), 12.45%, 01/20/32
(a)(b)
... 250 240,653
Neuberger Berman Loan Advisers CLO
46 Ltd., Series 2021-46A, Class B,
(3-mo. LIBOR USD at 1.65% Floor +
1.65%), 6.90%, 01/20/36
(a)(b)
.... 750 737,673
OCP CLO Ltd.
(a)
Series 2013-4A, Class A2RR, (3-mo.
LIBOR USD at 1.45% Floor +
1.45%), 6.72%, 04/24/29
(b)
... 5,250 5,215,675
Series 2013-4A, Class BRR, (3-mo.
LIBOR USD at 1.90% Floor +
1.90%), 7.17%, 04/24/29
(b)
... 19,500 19,202,239
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2013-4A, Class CRR, (3-mo.
LIBOR USD at 3.00% Floor +
3.00%), 8.27%, 04/24/29
(b)
... USD 12,000 $ 11,740,786
Series 2013-4A, Class DR, (3-mo.
LIBOR USD at 6.77% Floor +
6.77%), 12.04%, 04/24/29
(b)
.. 2,763 2,721,234
Series 2014-5A, Class A1R, (3-mo.
LIBOR USD at 1.08% Floor +
1.08%), 6.35%, 04/26/31
(b)
... 2,810 2,787,408
Series 2014-5A, Class CR, (3-mo.
LIBOR USD at 2.90% Floor +
2.90%), 8.17%, 04/26/31
(b)
... 1,430 1,302,000
Series 2014-6A, Class A1R, (3-mo.
LIBOR USD at 1.26% Floor +
1.26%), 6.52%, 10/17/30
(b)
... 1,500 1,493,133
Series 2014-7A, Class A1RR, (3-mo.
LIBOR USD + 1.12%), 6.37%,
07/20/29
(b)
.............. 865 861,996
Series 2014-7A, Class A2RR, (3-mo.
LIBOR USD + 1.65%), 6.90%,
07/20/29
(b)
.............. 1,600 1,573,198
Series 2014-7A, Class B2RR,
5.11%, 07/20/29 .......... 3,830 3,467,024
Series 2017-13A, Class A1AR, (3-
mo. LIBOR USD at 0.96% Floor +
0.96%), 6.22%, 07/15/30
(b)
... 17,500 17,289,230
Series 2017-14A, Class A1A, (3-mo.
LIBOR USD at 1.15% Floor +
1.15%), 6.53%, 11/20/30
(b)
... 3,184 3,159,295
Series 2017-14A, Class B, (3-mo.
LIBOR USD at 1.95% Floor +
1.95%), 7.33%, 11/20/30
(b)
... 1,200 1,169,659
Series 2019-16A, Class AR, (3-mo.
LIBOR USD at 1.00% Floor +
1.00%), 6.21%, 04/10/33
(b)
... 500 494,674
Series 2019-16A, Class DR, (3-mo.
LIBOR USD at 3.15% Floor +
3.15%), 8.36%, 04/10/33
(b)
... 2,200 2,039,372
Series 2020-18A, Class AR, (3-mo.
LIBOR USD at 1.09% Floor +
1.09%), 6.34%, 07/20/32
(b)
... 1,000 989,533
Series 2020-18A, Class DR, (3-mo.
LIBOR USD at 3.20% Floor +
3.20%), 8.45%, 07/20/32
(b)
... 4,750 4,424,611
Series 2020-20A, Class D1, (3-mo.
LIBOR USD at 3.95% Floor +
3.95%), 9.16%, 10/09/33
(b)
... 2,500 2,383,650
Series 2020-20A, Class E, (3-mo.
LIBOR USD at 7.66% Floor +
7.66%), 12.87%, 10/09/33
(b)
.. 1,500 1,465,893
Series 2022-25A, Class E1, (3-mo.
CME Term SOFR at 6.15% Floor
+ 6.15%), 9.63%, 07/20/35
(b)
.. 1,500 1,366,983
Octagon Investment Partners 18-R Ltd.,
Series 2018-18A, Class A1A, (3-mo.
LIBOR USD + 0.96%), 6.22%,
04/16/31
(a)(b)
............... 9,026 8,952,967
Octagon Investment Partners 30 Ltd.,
Series 2017-1A, Class A1R, (3-mo.
LIBOR USD + 1.00%), 6.25%,
03/17/30
(a)(b)
............... 2,159 2,144,744
Octagon Investment Partners 31 Ltd.,
Series 2017-1A, Class AR, (3-mo.
LIBOR USD at 1.05% Floor +
1.05%), 6.30%, 07/20/30
(a)(b)
.... 4,656 4,624,019

2023
BlackRock Semi-Annual Report to Shareholders
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Octagon Investment Partners 32 Ltd.,
Series 2017-1A, Class A1R, (3-mo.
LIBOR USD at 0.95% Floor +
0.95%), 6.21%, 07/15/29
(a)(b)
.... USD 4,265 $ 4,230,543
Octagon Investment Partners 33 Ltd.,
Series 2017-1A, Class A1, (3-mo.
LIBOR USD + 1.19%), 6.44%,
01/20/31
(a)(b)
............... 2,750 2,731,218
Octagon Investment Partners 35 Ltd.,
Series 2018-1A, Class A1A, (3-mo.
LIBOR USD at 1.06% Floor +
1.06%), 6.31%, 01/20/31
(a)(b)
.... 2,939 2,916,549
Octagon Investment Partners 36 Ltd.,
Series 2018-1A, Class A1, (3-mo.
LIBOR USD at 0.97% Floor +
0.97%), 6.23%, 04/15/31
(a)(b)
.... 55,250 54,780,834
Octagon Investment Partners 37 Ltd.,
Series 2018-2A, Class A2, (3-mo.
LIBOR USD at 1.58% Floor +
1.58%), 6.84%, 07/25/30
(a)(b)
.... 1,000 986,916
Octagon Investment Partners XIV
Ltd., Series 2012-1A, Class AARR,
(3-mo. LIBOR USD at 0.95% Floor +
0.95%), 6.21%, 07/15/29
(a)(b)
.... 6,314 6,256,947
Octagon Investment Partners XV Ltd.
(a)
(b)
Series 2013-1A, Class A1RR, (3-mo.
LIBOR USD at 0.97% Floor +
0.97%), 6.23%, 07/19/30 .... 13,279 13,197,245
Series 2013-1A, Class A2R, (3-mo.
LIBOR USD + 1.35%), 6.62%,
07/19/30 ............... 1,000 997,880
Octagon Investment Partners XVI
Ltd., Series 2013-1A, Class A1R,
(3-mo. LIBOR USD at 1.02% Floor +
1.02%), 6.28%, 07/17/30
(a)(b)
.... 3,000 2,967,308
Octagon Loan Funding Ltd., Series
2014-1A, Class BRR, (3-mo. LIBOR
USD at 1.70% Floor + 1.70%),
7.05%, 11/18/31
(a)(b)
.......... 250 246,510
OHA Credit Funding 3 Ltd., Series
2019-3A, Class BR, (3-mo. LIBOR
USD at 1.65% Floor + 1.65%),
6.90%, 07/02/35
(a)(b)
.......... 250 246,409
OHA Credit Funding 4 Ltd., Series
2019-4A, Class AR, (3-mo. LIBOR
USD at 1.15% Floor + 1.15%),
6.42%, 10/22/36
(a)(b)
.......... 500 490,261
OHA Credit Funding 6 Ltd., Series
2020-6A, Class AR, (3-mo. LIBOR
USD at 1.14% Floor + 1.14%),
6.39%, 07/20/34
(a)(b)
.......... 1,000 984,260
OHA Credit Partners XI Ltd.
(a)(b)
Series 2015-11A, Class CR, (3-mo.
LIBOR USD at 2.15% Floor +
2.15%), 7.40%, 01/20/32 .... 300 295,701
Series 2015-11A, Class DR, (3-mo.
LIBOR USD at 2.95% Floor +
2.95%), 8.20%, 01/20/32 .... 1,000 951,964
OHA Credit Partners XIII Ltd., Series
2016-13A, Class BR, (3-mo. LIBOR
USD at 1.70% Floor + 1.70%),
6.96%, 10/25/34
(a)(b)
.......... 750 732,909
OHA Loan Funding Ltd., Series 2013-
2A, Class AR, (3-mo. LIBOR USD +
1.04%), 6.43%, 05/23/31
(a)(b)
.... 14,402 14,326,194
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
OSD CLO Ltd.
(a)(b)
Series 2021-23A, Class E, (3-mo.
LIBOR USD at 6.00% Floor +
6.00%), 11.26%, 04/17/31 .... USD 500 $ 456,116
Series 2023-27A, Class E, (3-mo.
CME Term SOFR at 8.25% Floor
+ 8.25%), 13.30%, 04/16/35 .. 3,500 3,345,004
OZLM Funding IV Ltd.
(a)(b)
Series 2013-4A, Class A1R, (3-mo.
LIBOR USD at 1.25% Floor +
1.25%), 6.52%, 10/22/30 .... 807 801,016
Series 2013-4A, Class A2R, (3-mo.
LIBOR USD at 1.70% Floor +
1.70%), 6.97%, 10/22/30 .... 960 947,199
OZLM VI Ltd., Series 2014-6A, Class
SUB, 0.00%, 04/17/31
(a)(b)
...... 3,200 143,389
OZLM VII Ltd., Series 2014-7RA, Class
A1R, (3-mo. LIBOR USD at 1.01%
Floor + 1.01%), 6.27%, 07/17/29
(a)(b)
29,908 29,712,263
OZLM VIII Ltd.
(a)(b)
Series 2014-8A, Class A2R3, (3-mo.
LIBOR USD at 1.65% Floor +
1.65%), 6.91%, 10/17/29 .... 3,815 3,757,803
Series 2014-8A, Class CRR, (3-mo.
LIBOR USD at 3.15% Floor +
3.15%), 8.41%, 10/17/29 .... 1,835 1,786,330
OZLM XX Ltd., Series 2018-20A, Class
A2, (3-mo. LIBOR USD at 1.65%
Floor + 1.65%), 6.90%, 04/20/31
(a)(b)
250 244,533
Palmer Square CLO Ltd.
(a)(b)
Series 2013-2A, Class A2R3, (3-mo.
LIBOR USD at 1.50% Floor +
1.50%), 6.76%, 10/17/31 .... 1,250 1,237,037
Series 2014-1A, Class A1R2, (3-mo.
LIBOR USD at 1.13% Floor +
1.13%), 6.39%, 01/17/31 .... 2,080 2,071,788
Series 2015-2A, Class CR2, (3-mo.
LIBOR USD at 2.75% Floor +
2.75%), 8.00%, 07/20/30 .... 500 480,471
Series 2018-1A, Class A1, (3-mo.
LIBOR USD at 1.03% Floor +
1.03%), 6.29%, 04/18/31 .... 6,260 6,214,136
Series 2018-2A, Class D, (3-mo.
LIBOR USD at 5.60% Floor +
5.60%), 10.86%, 07/16/31 .... 750 703,290
Series 2020-3A, Class A1AR, (3-mo.
LIBOR USD at 1.08% Floor +
1.08%), 6.40%, 11/15/31 ..... 4,990 4,945,634
Series 2020-3A, Class A2R, (3-mo.
LIBOR USD at 1.60% Floor +
1.60%), 6.92%, 11/15/31 ..... 2,040 2,018,517
Series 2021-2A, Class E, (3-mo.
LIBOR USD at 6.35% Floor +
6.35%), 11.61%, 07/15/34 .... 250 235,503
Series 2021-3A, Class A1, (3-mo.
LIBOR USD at 1.15% Floor +
1.15%), 6.41%, 01/15/35 .... 250 247,788
Palmer Square Loan Funding Ltd.
(a)(b)
Series 2018-5A, Class SUB, 0.00%,
01/20/27 ............... 4,750 475
Series 2020-1A, Class A1, (3-mo.
LIBOR USD at 0.80% Floor +
0.80%), 6.18%, 02/20/28 .... 1,264 1,260,398
Series 2020-1A, Class A2, (3-mo.
LIBOR USD at 1.35% Floor +
1.35%), 6.73%, 02/20/28 .... 7,600 7,560,046

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2020-1A, Class C, (3-mo.
LIBOR USD at 2.50% Floor +
2.50%), 7.88%, 02/20/28 .... USD 4,150 $ 4,063,202
Series 2020-1A, Class D, (3-mo.
LIBOR USD at 4.85% Floor +
4.85%), 10.23%, 02/20/28 .... 600 603,956
Series 2020-4A, Class A1, (3-mo.
LIBOR USD at 1.00% Floor +
1.00%), 6.40%, 11/25/28 ..... 450 448,753
Series 2020-4A, Class B, (3-mo.
LIBOR USD at 2.30% Floor +
2.30%), 7.70%, 11/25/28 ..... 7,500 7,518,720
Series 2020-4A, Class C, (3-mo.
LIBOR USD at 3.60% Floor +
3.60%), 9.00%, 11/25/28 ..... 3,000 3,005,725
Series 2020-4A, Class D, (3-mo.
LIBOR USD at 7.05% Floor +
7.05%), 12.45%, 11/25/28 .... 2,500 2,440,482
Series 2020-4A, Class E, (3-mo.
LIBOR USD at 8.57% Floor +
8.57%), 13.97%, 11/25/28 .... 1,000 957,926
Series 2021-1A, Class A1, (3-mo.
LIBOR USD at 0.90% Floor +
0.90%), 6.15%, 04/20/29 .... 7,142 7,104,895
Series 2021-1A, Class D, (3-mo.
LIBOR USD at 6.00% Floor +
6.00%), 11.25%, 04/20/29 .... 3,000 2,891,824
Series 2021-2A, Class A2, (3-mo.
LIBOR USD at 1.25% Floor +
1.25%), 6.63%, 05/20/29 .... 11,750 11,589,211
Series 2021-2A, Class D, (3-mo.
LIBOR USD at 5.00% Floor +
5.00%), 10.38%, 05/20/29 .... 500 458,466
Series 2021-3A, Class A1, (3-mo.
LIBOR USD at 0.80% Floor +
0.80%), 6.05%, 07/20/29 .... 15,480 15,350,143
Series 2021-3A, Class C, (3-mo.
LIBOR USD at 2.50% Floor +
2.50%), 7.75%, 07/20/29 .... 5,250 5,032,222
Series 2021-3A, Class D, (3-mo.
LIBOR USD at 5.00% Floor +
5.00%), 10.25%, 07/20/29 .... 4,875 4,473,401
Series 2021-4A, Class A1, (3-mo.
LIBOR USD at 0.80% Floor +
0.80%), 6.06%, 10/15/29 .... 2,452 2,425,998
Series 2021-4A, Class B, (3-mo.
LIBOR USD at 1.75% Floor +
1.75%), 7.01%, 10/15/29 .... 500 483,128
Series 2021-4A, Class C, (3-mo.
LIBOR USD at 2.60% Floor +
2.60%), 7.86%, 10/15/29 .... 2,000 1,904,260
Series 2021-4A, Class D, (3-mo.
LIBOR USD at 5.00% Floor +
5.00%), 10.26%, 10/15/29 .... 10,000 9,160,089
Series 2022-2A, Class A2, (3-mo.
CME Term SOFR at 1.90% Floor
+ 1.90%), 6.89%, 10/15/30 ... 25,000 24,487,825
Series 2022-2A, Class B, (3-mo.
CME Term SOFR at 2.20% Floor
+ 2.20%), 7.19%, 10/15/30 ... 10,500 10,158,365
Series 2022-2A, Class C, (3-mo.
CME Term SOFR at 3.10% Floor
+ 3.10%), 8.09%, 10/15/30 ... 6,000 5,712,539
Series 2022-2A, Class D, (3-mo.
CME Term SOFR at 6.20% Floor
+ 6.20%), 11.19%, 10/15/30 .. 11,500 10,735,544
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Parallel Ltd., Series 2015-1A, Class
C1R, (3-mo. LIBOR USD + 1.75%),
7.00%, 07/20/27
(a)(b)
.......... USD 1,226 $ 1,221,170
Park Avenue Institutional Advisers CLO
Ltd., Series 2019-1A, Class A1,
(3-mo. LIBOR USD at 1.48% Floor +
1.48%), 6.80%, 05/15/32
(a)(b)
.... 500 497,349
Pikes Peak CLO 1, Series 2018-1A,
Class A, (3-mo. LIBOR USD at
1.18% Floor + 1.18%), 6.45%,
07/24/31
(a)(b)
............... 2,250 2,229,075
Pikes Peak CLO 4, Series 2019-4A,
Class DR, (3-mo. LIBOR USD at
3.25% Floor + 3.25%), 8.51%,
07/15/34
(a)(b)
............... 375 342,211
Pikes Peak CLO 6, Series 2020-6A,
Class ER2, (3-mo. LIBOR USD at
6.43% Floor + 6.43%), 11.78%,
05/18/34
(a)(b)
............... 500 459,300
Post CLO Ltd.
(a)(b)
Series 2018-1A, Class D, (3-mo.
LIBOR USD at 2.95% Floor +
2.95%), 8.21%, 04/16/31 .... 2,250 2,124,895
Series 2021-1A, Class E, (3-mo.
LIBOR USD at 6.45% Floor +
6.45%), 11.71%, 10/15/34 .... 750 684,063
PPM CLO 2 Ltd., Series 2019-2A, Class
DR, (3-mo. LIBOR USD at 3.40%
Floor + 3.40%), 8.66%, 04/16/32
(a)(b)
1,250 1,146,366
Prima Capital CRE Securitization Ltd.,
Series 2015-4A, Class C, 4.00%,
08/24/49
(a)(c)
............... 2,976 2,747,000
Race Point IX CLO Ltd., Series 2015-
9A, Class A1A2, (3-mo. LIBOR USD
at 0.94% Floor + 0.94%), 6.20%,
10/15/30
(a)(b)
............... 4,805 4,771,788
Rad CLO 1 Ltd., Series 2018-1A, Class
AR, (3-mo. LIBOR USD + 0.98%),
6.24%, 07/15/31
(a)(b)
.......... 12,000 11,872,856
Rad CLO 17 Ltd., Series 2022-17A,
Class E, (3-mo. CME Term SOFR
at 8.30% Floor + 8.30%), 13.35%,
10/20/35
(a)(b)
............... 500 481,353
Rad CLO 3 Ltd.
(a)(b)
Series 2019-3A, Class BR, (3-mo.
LIBOR USD at 1.55% Floor +
1.55%), 6.81%, 04/15/32 .... 400 395,772
Series 2019-3A, Class CR, (3-mo.
LIBOR USD at 1.85% Floor +
1.85%), 7.11%, 04/15/32 ..... 700 684,837
Series 2019-3A, Class DR, (3-mo.
LIBOR USD at 2.75% Floor +
2.75%), 8.01%, 04/15/32 .... 750 703,383
Rad CLO 4 Ltd.
(a)(b)
Series 2019-4A, Class C, (3-mo.
LIBOR USD at 2.80% Floor +
2.80%), 8.06%, 04/25/32 .... 1,425 1,418,852
Series 2019-4A, Class D, (3-mo.
LIBOR USD at 3.85% Floor +
3.85%), 9.11%, 04/25/32 ..... 2,000 1,921,700
Rad CLO 5 Ltd., Series 2019-5A, Class
DR, (3-mo. LIBOR USD at 3.15%
Floor + 3.15%), 8.42%, 07/24/32
(a)(b)
250 235,489
Rad CLO 7 Ltd., Series 2020-7A, Class
A1, (3-mo. LIBOR USD at 1.20%
Floor + 1.20%), 6.46%, 04/17/33
(a)(b)
250 247,500

2023
BlackRock Semi-Annual Report to Shareholders
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Rad CLO 9 Ltd.
(a)(b)
Series 2020-9A, Class B1, (3-mo.
LIBOR USD at 1.90% Floor +
1.90%), 7.16%, 01/15/34 .... USD 500 $ 497,641
Series 2020-9A, Class E, (3-mo.
LIBOR USD at 7.59% Floor +
7.59%), 12.85%, 01/15/34 .... 3,000 2,945,395
Regatta Funding LP, Series 2013-2A,
Class CR2, (3-mo. LIBOR USD +
3.70%), 8.96%, 01/15/29
(a)(b)
.... 7,105 6,990,509
Regatta IX Funding Ltd.
(a)(b)
Series 2017-1A, Class B, (3-mo.
LIBOR USD at 1.80% Floor +
1.80%), 7.06%, 04/17/30 .... 1,250 1,249,824
Series 2017-1A, Class C, (3-mo.
LIBOR USD at 2.45% Floor +
2.45%), 7.71%, 04/17/30 .... 2,320 2,321,249
Regatta VI Funding Ltd., Series 2016-
1A, Class DR2, (3-mo. LIBOR USD
at 3.10% Floor + 3.10%), 8.35%,
04/20/34
(a)(b)
............... 3,000 2,876,710
Regatta VII Funding Ltd.
(a)(b)
Series 2016-1A, Class A1R2, (3-mo.
LIBOR USD at 1.15% Floor +
1.15%), 6.66%, 06/20/34 .... 1,300 1,288,571
Series 2016-1A, Class BR2, (3-mo.
LIBOR USD at 1.60% Floor +
1.60%), 7.11%, 06/20/34 ..... 250 243,702
Regatta VIII Funding Ltd.
(a)(b)
Series 2017-1A, Class B, (3-mo.
LIBOR USD at 1.70% Floor +
1.70%), 6.96%, 10/17/30 .... 5,020 4,970,574
Series 2017-1A, Class D, (3-mo.
LIBOR USD at 3.20% Floor +
3.20%), 8.46%, 10/17/30 .... 840 797,088
Regatta XI Funding Ltd., Series 2018-
1A, Class A, (3-mo. LIBOR USD +
1.07%), 6.33%, 07/17/31
(a)(b)
.... 3,250 3,232,054
Regatta XIII Funding Ltd., Series 2018-
2A, Class C, (3-mo. LIBOR USD +
3.10%), 8.36%, 07/15/31
(a)(b)
.... 625 591,944
Regatta XIV Funding Ltd., Series 2018-
3A, Class A, (3-mo. LIBOR USD
at 1.19% Floor + 1.19%), 6.45%,
10/25/31
(a)(b)
............... 1,400 1,392,540
Regatta XVI Funding Ltd., Series 2019-
2A, Class B, (3-mo. LIBOR USD
at 2.05% Floor + 2.05%), 7.31%,
01/15/33
(a)(b)
............... 250 248,007
Regatta XVII Funding Ltd.
(a)(b)
Series 2020-1A, Class D, (3-mo.
LIBOR USD at 4.15% Floor +
4.15%), 9.41%, 10/15/33 .... 600 597,668
Series 2020-1A, Class E, (3-mo.
LIBOR USD at 7.61% Floor +
7.61%), 12.87%, 10/15/33 .... 500 487,957
Regatta XXIV Funding Ltd., Series
2021-5A, Class D, (3-mo. LIBOR
USD at 3.10% Floor + 3.10%),
8.35%, 01/20/35
(a)(b)
.......... 500 483,070
Regatta XXV Funding Ltd., Series
2023-1A, Class E, (3-mo. CME Term
SOFR at 8.41% Floor + 8.41%),
13.66%, 07/15/36
(a)(b)
......... 1,000 980,000
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Rockford Tower CLO Ltd.
(a)(b)
Series 2017-2A, Class CR, (3-mo.
LIBOR USD at 1.90% Floor +
1.90%), 7.16%, 10/15/29 .... USD 1,250 $ 1,228,100
Series 2017-2A, Class DR, (3-mo.
LIBOR USD at 2.85% Floor +
2.85%), 8.11%, 10/15/29 ..... 5,360 5,039,724
Series 2017-3A, Class A, (3-mo.
LIBOR USD at 1.19% Floor +
1.19%), 6.44%, 10/20/30 .... 11,183 11,121,227
Series 2017-3A, Class SUB, 0.00%,
10/20/30 ............... 1,750 762,400
Series 2018-1A, Class A, (3-mo.
LIBOR USD at 1.10% Floor +
1.10%), 6.48%, 05/20/31 .... 6,000 5,944,416
Series 2018-1A, Class B, (3-mo.
LIBOR USD at 1.72% Floor +
1.72%), 7.10%, 05/20/31 .... 250 243,915
Series 2018-1A, Class SUB, 0.00%,
05/20/31 ............... 1,750 754,509
Series 2018-2A, Class SUB, 0.00%,
10/20/31 ............... 1,750 742,973
Series 2021-1A, Class C, (3-mo.
LIBOR USD at 2.00% Floor +
2.00%), 7.25%, 07/20/34 .... 250 238,852
Rockford Tower Credit Funding I Ltd.,
Series 2022-1A, Class SUB, 0.00%,
04/20/40
(a)(b)
............... 5,000 3,350,500
Romark CLO II Ltd., Series 2018-2A,
Class A1, (3-mo. LIBOR USD at
1.18% Floor + 1.18%), 6.43%,
07/25/31
(a)(b)
............... 7,000 6,916,113
Romark CLO IV Ltd., Series 2021-4A,
Class C1, (3-mo. LIBOR USD at
3.20% Floor + 3.20%), 8.41%,
07/10/34
(a)(b)
............... 3,500 3,210,516
Romark CLO Ltd., Series 2017-1A,
Class B, (3-mo. LIBOR USD +
2.15%), 7.42%, 10/23/30
(a)(b)
.... 1,650 1,592,530
Romark WM-R Ltd., Series 2018-1A,
Class A1, (3-mo. LIBOR USD at
1.03% Floor + 1.03%), 6.28%,
04/20/31
(a)(b)
............... 17,986 17,768,886
RR 17 Ltd., Series 2021-17A, Class
SUB, 0.00%, 07/15/34
(a)(b)
...... 475 320,269
RR 3 Ltd., Series 2018-3A, Class A1R2,
(3-mo. LIBOR USD at 1.09% Floor +
1.09%), 6.35%, 01/15/30
(a)(b)
.... 2,066 2,049,775
RR 4 Ltd., Series 2018-4A, Class
A2, (3-mo. LIBOR USD + 1.55%),
6.81%, 04/15/30
(a)(b)
.......... 2,000 1,959,273
Sandstone Peak II Ltd., Series 2023-
1A, Class E, (3-mo. CME Term
SOFR at 8.79% Floor + 8.79%),
13.94%, 07/20/36
(a)(b)
......... 3,000 2,897,385
Shackleton CLO Ltd.
(a)(b)
Series 2015-7RA, Class C, (3-mo.
LIBOR USD at 2.35% Floor +
2.35%), 7.61%, 07/15/31 .... 250 243,910
Series 2017-10A, Class AR2, (3-mo.
LIBOR USD at 0.89% Floor +
0.89%), 6.14%, 04/20/29 .... 6,465 6,416,237
Signal Peak CLO 5 Ltd., Series 2018-
5A, Class A, (3-mo. LIBOR USD
at 1.11% Floor + 1.11%), 6.37%,
04/25/31
(a)(b)
............... 5,000 4,954,187

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Silver Creek CLO Ltd.
(a)(b)
Series 2014-1A, Class AR, (3-mo.
LIBOR USD at 1.24% Floor +
1.24%), 6.49%, 07/20/30 .... USD 2,661 $ 2,647,698
Series 2014-1A, Class DR, (3-mo.
LIBOR USD at 3.35% Floor +
3.35%), 8.60%, 07/20/30 .... 500 489,657
Sixth Street CLO XIX Ltd., Series 2021-
19A, Class E, (3-mo. LIBOR USD
at 5.90% Floor + 5.90%), 11.15%,
07/20/34
(a)(b)
............... 6,000 5,594,743
Sixth Street CLO XVI Ltd.
(a)(b)
Series 2020-16A, Class A1A, (3-mo.
LIBOR USD at 1.32% Floor +
1.32%), 6.57%, 10/20/32 .... 5,000 4,958,140
Series 2020-16A, Class E, (3-mo.
LIBOR USD at 7.32% Floor +
7.32%), 12.57%, 10/20/32 .... 4,113 4,052,458
Sixth Street CLO XVII Ltd., Series
2021-17A, Class E, (3-mo. LIBOR
USD at 6.20% Floor + 6.20%),
11.45%, 01/20/34
(a)(b)
......... 2,250 2,087,685
Sixth Street CLO XVIII Ltd., Series
2021-18A, Class E, (3-mo. LIBOR
USD at 6.50% Floor + 6.50%),
11.75%, 04/20/34
(a)(b)
......... 4,000 3,707,625
Sound Point CLO II Ltd., Series 2013-
1A, Class A1R, (3-mo. LIBOR USD
at 1.07% Floor + 1.07%), 6.34%,
01/26/31
(a)(b)
............... 525 517,378
Sound Point CLO XII Ltd.
(a)(b)
Series 2016-2A, Class AR2, (3-mo.
LIBOR USD at 1.05% Floor +
1.05%), 6.30%, 10/20/28 .... 1,677 1,673,088
Series 2016-2A, Class BR2, (3-mo.
LIBOR USD at 1.50% Floor +
1.50%), 6.75%, 10/20/28 .... 20,000 19,974,910
Series 2016-2A, Class CR2, (3-mo.
LIBOR USD at 2.05% Floor +
2.05%), 7.30%, 10/20/28 .... 4,000 3,980,740
Sound Point CLO XV Ltd.
(a)(b)
Series 2017-1A, Class BR, (3-mo.
LIBOR USD at 1.50% Floor +
1.50%), 6.77%, 01/23/29 .... 2,000 1,975,629
Series 2017-1A, Class CR, (3-mo.
LIBOR USD at 2.05% Floor +
2.05%), 7.32%, 01/23/29 .... 3,350 3,267,272
Sound Point CLO XXIX Ltd., Series
2021-1A, Class D, (3-mo. LIBOR
USD at 3.50% Floor + 3.50%),
8.76%, 04/25/34
(a)(b)
.......... 345 307,272
Steele Creek CLO Ltd., Series 2017-
1A, Class A, (3-mo. LIBOR USD
at 1.25% Floor + 1.25%), 6.51%,
10/15/30
(a)(b)
............... 399 394,225
Strata CLO I Ltd.
(a)(b)
Series 2018-1A, Class E, (3-mo.
LIBOR USD at 7.08% Floor +
7.08%), 12.34%, 01/15/31 .... 1,690 1,585,351
Series 2018-1A, Class USUB,
0.00%, 01/15/18 .......... 7,680 3,018,662
Stratus CLO Ltd.
(a)(b)
Series 2021-1A, Class E, (3-mo.
LIBOR USD at 5.00% Floor +
5.00%), 10.25%, 12/29/29 .... 3,750 3,405,244
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2021-1A, Class SUB, 0.00%,
12/29/29 ............... USD 2,820 $ 1,393,813
Series 2021-2A, Class A, (3-mo.
LIBOR USD at 0.90% Floor +
0.90%), 6.15%, 12/28/29 .... 1,645 1,634,287
Series 2021-2A, Class E, (3-mo.
LIBOR USD at 5.75% Floor +
5.75%), 11.00%, 12/28/29 .... 1,250 1,168,402
Series 2021-3A, Class C, (3-mo.
LIBOR USD at 2.05% Floor +
2.05%), 7.30%, 12/29/29 .... 250 240,596
Series 2021-3A, Class E, (3-mo.
LIBOR USD at 5.75% Floor +
5.75%), 11.00%, 12/29/29 .... 600 561,595
Symphony CLO XVI Ltd., Series 2015-
16A, Class AR, (3-mo. LIBOR USD
at 1.15% Floor + 1.15%), 6.41%,
10/15/31
(a)(b)
............... 300 298,082
Symphony CLO XVII Ltd., Series 2016-
17A, Class BR, (3-mo. LIBOR USD
+ 1.20%), 6.46%, 04/15/28
(a)(b)
... 5,500 5,468,507
Symphony CLO XXIII Ltd.
(a)(b)
Series 2020-23A, Class CR, (3-mo.
LIBOR USD at 2.00% Floor +
2.00%), 7.26%, 01/15/34 .... 510 502,742
Series 2020-23A, Class ER, (3-mo.
LIBOR USD at 6.15% Floor +
6.15%), 11.41%, 01/15/34 .... 510 479,487
Symphony Static CLO I Ltd., Series
2021-1A, Class C, (3-mo. LIBOR
USD at 1.85% Floor + 1.85%),
7.11%, 10/25/29
(a)(b)
.......... 1,500 1,416,438
TCI-Flatiron CLO Ltd., Series 2016-1A,
Class AR3, (3-mo. CME Term SOFR
at 1.10% Floor + 1.10%), 6.09%,
01/17/32
(a)(b)
............... 453 448,712
TCI-Symphony CLO Ltd., Series 2017-
1A, Class AR, (3-mo. LIBOR USD
at 0.93% Floor + 0.93%), 6.19%,
07/15/30
(a)(b)
............... 34,934 34,548,150
TIAA CLO I Ltd., Series 2016-1A, Class
AR, (3-mo. LIBOR USD at 1.20%
Floor + 1.20%), 6.45%, 07/20/31
(a)(b)
1,850 1,824,983
TIAA CLO III Ltd.
(a)(b)
Series 2017-2A, Class A, (3-mo.
LIBOR USD at 1.15% Floor +
1.15%), 6.41%, 01/16/31 .... 259 257,386
Series 2017-2A, Class B, (3-mo.
LIBOR USD at 1.50% Floor +
1.50%), 6.76%, 01/16/31 .... 750 735,458
TICP CLO IX Ltd.
(a)(b)
Series 2017-9A, Class A, (3-mo.
LIBOR USD at 1.14% Floor +
1.14%), 6.39%, 01/20/31 .... 2,889 2,869,736
Series 2017-9A, Class B, (3-mo.
LIBOR USD at 1.60% Floor +
1.60%), 6.85%, 01/20/31 .... 250 246,251
Series 2017-9A, Class D, (3-mo.
LIBOR USD at 2.90% Floor +
2.90%), 8.15%, 01/20/31 .... 500 483,871
TICP CLO V Ltd., Series 2016-5A,
Class DR, (3-mo. LIBOR USD +
3.15%), 8.41%, 07/17/31
(a)(b)
.... 250 240,821

2023
BlackRock Semi-Annual Report to Shareholders
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
TICP CLO XI Ltd.
(a)(b)
Series 2018-11A, Class A, (3-mo.
LIBOR USD at 1.18% Floor +
1.18%), 6.43%, 10/20/31 .... USD 2,300 $ 2,289,240
Series 2018-11A, Class B, (3-mo.
LIBOR USD at 1.73% Floor +
1.73%), 6.98%, 10/20/31 .... 2,000 1,968,236
Series 2018-11A, Class D, (3-mo.
LIBOR USD at 3.05% Floor +
3.05%), 8.30%, 10/20/31 .... 250 244,218
Series 2018-11A, Class E, (3-mo.
LIBOR USD at 6.00% Floor +
6.00%), 11.25%, 10/20/31 .... 1,425 1,335,826
TICP CLO XII Ltd., Series 2018-12A,
Class AR, (3-mo. LIBOR USD at
1.17% Floor + 1.17%), 6.43%,
07/15/34
(a)(b)
............... 1,000 988,032
TICP CLO XIV Ltd., Series 2019-14A,
Class DR, (3-mo. LIBOR USD at
6.70% Floor + 6.70%), 11.95%,
10/20/32
(a)(b)
............... 2,500 2,402,320
TICP CLO XV Ltd.
(a)(b)
Series 2020-15A, Class A, (3-mo.
LIBOR USD at 1.28% Floor +
1.28%), 6.53%, 04/20/33 .... 250 247,752
Series 2020-15A, Class E, (3-mo.
LIBOR USD at 6.15% Floor +
6.15%), 11.40%, 04/20/33 .... 500 461,738
Trestles CLO IV Ltd., Series 2021-4A,
Class A, (3-mo. LIBOR USD at
1.17% Floor + 1.17%), 6.43%,
07/21/34
(a)(b)
............... 1,000 987,598
Trestles CLO Ltd., Series 2017-1A,
Class CR, (3-mo. LIBOR USD at
2.90% Floor + 2.90%), 8.16%,
04/25/32
(a)(b)
............... 1,500 1,393,498
TRESTLES CLO V Ltd., Series 2021-
5A, Class E, (3-mo. LIBOR USD
at 6.35% Floor + 6.35%), 11.60%,
10/20/34
(a)(b)
............... 4,250 3,877,955
Triaxx Prime CDO Ltd., Series 2006-
1A, Class A2, (3-mo. LIBOR USD
at 0.45% Floor + 0.45%), 5.95%,
03/03/39
(a)(b)
............... 50,060 41,655
Trimaran Cavu Ltd.
(a)(b)
Series 2019-1A, Class A2, (3-mo.
LIBOR USD at 1.90% Floor +
1.90%), 7.15%, 07/20/32 .... 1,250 1,224,435
Series 2019-1A, Class B, (3-mo.
LIBOR USD at 2.20% Floor +
2.20%), 7.45%, 07/20/32 .... 250 247,024
Series 2019-1A, Class C1, (3-mo.
LIBOR USD at 3.15% Floor +
3.15%), 8.40%, 07/20/32 .... 500 494,865
Series 2019-1A, Class E, (3-mo.
LIBOR USD at 7.04% Floor +
7.04%), 12.29%, 07/20/32 .... 1,250 1,102,507
Series 2021-1A, Class E, (3-mo.
LIBOR USD at 6.50% Floor +
6.50%), 11.77%, 04/23/32 .... 2,000 1,791,742
Series 2021-2A, Class D1, (3-mo.
LIBOR USD at 3.25% Floor +
3.25%), 8.51%, 10/25/34 .... 1,550 1,483,314
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Trimaran CAVU Ltd.
(a)(b)
Series 2019-2A, Class C, (3-mo.
LIBOR USD at 4.72% Floor +
4.72%), 9.98%, 11/26/32 ..... USD 575 $ 550,049
Series 2022-1A, Class E, (3-mo.
CME Term SOFR at 9.08% Floor
+ 9.08%), 14.15%, 10/22/35 .. 2,600 2,597,462
Series 2022-2A, Class D, (3-mo.
CME Term SOFR at 6.12% Floor
+ 6.12%), 11.17%, 01/20/36 .. 3,000 3,000,753
Series 2022-2A, Class E, (3-mo.
CME Term SOFR at 8.81% Floor
+ 8.81%), 13.86%, 01/20/36 .. 3,500 3,302,196
Trinitas CLO IV Ltd., Series 2016-4A,
Class A2L2, (3-mo. LIBOR USD
at 1.40% Floor + 1.40%), 6.66%,
10/18/31
(a)(b)
............... 900 881,731
Trinitas CLO XIV Ltd., Series 2020-
14A, Class C, (3-mo. LIBOR USD
at 3.00% Floor + 3.00%), 8.26%,
01/25/34
(a)(b)
............... 625 620,282
Voya CLO Ltd.
(a)(b)
Series 2013-1A, Class A1AR, (3-mo.
LIBOR USD at 1.21% Floor +
1.21%), 6.46%, 10/15/30 .... 4,939 4,883,801
Series 2013-3A, Class A1RR, (3-mo.
CME Term SOFR at 1.15% Floor
+ 1.41%), 6.39%, 10/18/31 ... 1,495 1,479,752
Series 2014-1A, Class AAR2, (3-mo.
CME Term SOFR + 1.25%),
6.23%, 04/18/31 .......... 22,078 21,869,698
Series 2014-2A, Class A1RR, (3-mo.
LIBOR USD at 1.02% Floor +
1.02%), 6.28%, 04/17/30 .... 7,075 7,028,356
Series 2014-4A, Class BR2, (3-mo.
LIBOR USD + 2.09%), 7.34%,
07/14/31 ............... 1,200 1,135,856
Series 2015-1A, Class A1R, (3-mo.
LIBOR USD at 0.90% Floor +
0.90%), 6.16%, 01/18/29 .... 9,464 9,393,716
Series 2015-3A, Class A1R, (3-mo.
LIBOR USD at 1.45% Floor +
1.19%), 6.50%, 10/20/31 .... 2,500 2,482,075
Series 2016-1A, Class A1R, (3-mo.
CME Term SOFR at 1.07% Floor
+ 1.33%), 6.38%, 01/20/31 ... 1,080 1,072,447
Series 2016-1A, Class CR, (3-mo.
CME Term SOFR at 2.65% Floor
+ 2.91%), 7.96%, 01/20/31 ... 1,085 946,225
Series 2016-2A, Class A1R, (3-mo.
LIBOR USD + 1.15%), 6.44%,
07/19/28 ............... 1,664 1,659,985
Series 2017-2A, Class A1R, (3-mo.
LIBOR USD at 0.98% Floor +
0.98%), 6.24%, 06/07/30 .... 1,007 998,451
Series 2017-2A, Class A2AR, (3-mo.
LIBOR USD at 1.65% Floor +
1.65%), 6.91%, 06/07/30 .... 750 733,182
Series 2017-4A, Class A1, (3-mo.
LIBOR USD at 1.13% Floor +
1.13%), 6.39%, 10/15/30 .... 3,411 3,387,490
Series 2017-4A, Class B, (3-mo.
LIBOR USD at 1.45% Floor +
1.45%), 6.71%, 10/15/30 .... 750 732,034

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2018-3A, Class A1A, (3-mo.
LIBOR USD at 1.15% Floor +
1.15%), 6.41%, 10/15/31 .... USD 300 $ 297,583
Series 2019-1A, Class AR, (3-mo.
LIBOR USD at 1.06% Floor +
1.06%), 6.32%, 04/15/31 .... 4,300 4,264,969
Series 2019-3A, Class BR, (3-mo.
LIBOR USD at 1.65% Floor +
1.65%), 6.91%, 10/17/32 .... 1,300 1,284,725
Series 2021-1A, Class X, (3-mo.
LIBOR USD at 0.75% Floor +
0.75%), 6.01%, 07/15/34 .... 825 822,997
Whitebox CLO I Ltd.
(a)(b)
Series 2019-1A, Class ANAR, (3-mo.
LIBOR USD at 1.13% Floor +
1.13%), 6.40%, 07/24/32 .... 5,000 4,938,265
Series 2019-1A, Class CR, (3-mo.
LIBOR USD at 3.05% Floor +
3.05%), 8.32%, 07/24/32 .... 8,780 8,454,085
Series 2019-1A, Class DR, (3-mo.
LIBOR USD at 6.40% Floor +
6.40%), 11.67%, 07/24/32 .... 5,050 4,666,537
Series 2019-1A, Class SUB, 0.00%,
07/24/32 ............... 4,300 2,259,220
Whitebox CLO II Ltd.
(a)(b)
Series 2020-2A, Class DR, (3-mo.
LIBOR USD at 3.35% Floor +
3.35%), 8.62%, 10/24/34 .... 6,750 6,458,744
Series 2020-2A, Class ER, (3-mo.
LIBOR USD at 7.10% Floor +
7.10%), 12.37%, 10/24/34 .... 2,000 1,879,548
Whitebox CLO III Ltd.
(a)(b)
Series 2021-3A, Class D, (3-mo.
LIBOR USD at 3.35% Floor +
3.35%), 8.61%, 10/15/34 .... 5,750 5,492,551
Series 2021-3A, Class E, (3-mo.
LIBOR USD at 6.85% Floor +
6.85%), 12.11%, 10/15/34 .... 6,720 6,435,270
Whitebox CLO IV Ltd., Series 2023-4A,
Class E, (3-mo. CME Term SOFR
at 8.01% Floor + 8.01%), 12.79%,
04/20/36
(a)(b)
............... 7,000 6,801,249
York CLO 1 Ltd., Series 2014-1A, Class
CRR, (3-mo. LIBOR USD + 2.10%),
7.37%, 10/22/29
(a)(b)
.......... 2,250 2,210,978
2,442,943,909
France — 0.0%
(b)(d)
FCT Autonoria
Series 2019-1, Class C, (1-mo.
EURIBOR + 1.20%), 4.61%,
09/25/35 ............... EUR 159 172,915
Series 2019-1, Class D, (1-mo.
EURIBOR + 1.60%), 5.01%,
09/25/35 ............... 106 114,236
Series 2019-1, Class E, (1-mo.
EURIBOR + 2.70%), 6.11%,
09/25/35 ............... 265 283,296
Series 2019-1, Class F, (1-mo.
EURIBOR + 3.70%), 7.11%,
09/25/35 ............... 88 94,733
FCT Noria
Series 2018-1, Class D, (1-mo.
EURIBOR + 1.50%), 4.91%,
06/25/38 ............... 169 184,097
Security
Par (000)
Par (000) Value
France (continued)
Series 2018-1, Class E, (1-mo.
EURIBOR + 2.65%), 6.06%,
06/25/38 ............... EUR 179 $ 194,903
Series 2021-1, Class B, (1-mo.
EURIBOR + 0.70%), 4.11%,
10/25/49 ............... 833 900,088
Series 2021-1, Class C, (1-mo.
EURIBOR + 1.10%), 4.51%,
10/25/49 ............... 577 618,597
Series 2021-1, Class D, (1-mo.
EURIBOR + 1.50%), 4.91%,
10/25/49 ............... 1,153 1,224,072
FCT Pixel, Series 2021-1, Class D,
(3-mo. EURIBOR + 1.75%), 5.17%,
02/25/38 ................. 228 239,415
4,026,352
Germany — 0.0%
(b)(d)
FCT Autonoria DE
Series 2023-DE, Class B, (1-mo.
EURIBOR + 1.15%), 4.56%,
01/26/43 ............... 400 435,841
Series 2023-DE, Class C, (1-mo.
EURIBOR + 2.10%), 5.51%,
01/26/43 ............... 1,600 1,744,843
Series 2023-DE, Class D, (1-mo.
EURIBOR + 3.05%), 6.46%,
01/26/43 ............... 500 544,498
Series 2023-DE, Class E, (1-mo.
EURIBOR + 5.50%), 8.91%,
01/26/43 ............... 400 435,305
Series 2023-DE, Class F, (1-mo.
EURIBOR + 7.50%), 10.91%,
01/26/43 ............... 100 108,834
Red & Black Auto Germany 8 UG
Series 8, Class B, (1-mo. EURIBOR
+ 0.75%), 4.08%, 09/15/30 ... 420 454,948
Series 8, Class C, (1-mo. EURIBOR
+ 0.95%), 4.28%, 09/15/30 ... 336 361,026
Red & Black Auto Germany UG
Series 6, Class C, (1-mo. EURIBOR
+ 1.40%), 4.73%, 10/15/28 ... 45 48,676
Series 6, Class D, (1-mo. EURIBOR
+ 2.25%), 5.58%, 10/15/28 ... 45 48,641
Series 8, Class D, (1-mo. EURIBOR
+ 1.35%), 4.68%, 09/15/30 ... 84 89,314
4,271,926
Ireland — 0.6%
(b)
AlbaCore Euro CLO IV DAC, Series 4X,
Class D, (3-mo. EURIBOR at 4.60%
Floor + 4.60%), 7.78%, 07/15/35
(d)
2,605 2,697,559
Alme Loan Funding V DAC, Series
5A, Class ER, (3-mo. EURIBOR
at 5.41% Floor + 5.41%), 8.59%,
07/15/31
(a)
................ 3,800 3,911,625
Anchorage Capital Europe CLO 2
DAC
(a)
Series 2A, Class B1R, (3-mo.
EURIBOR at 1.60% Floor +
1.60%), 4.78%, 04/15/34 .... 2,563 2,692,683
Series 2A, Class DR, (3-mo.
EURIBOR at 3.55% Floor +
3.55%), 6.73%, 04/15/34 .... 2,110 2,148,722

2023
BlackRock Semi-Annual Report to Shareholders
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ireland (continued)
Anchorage Capital Europe CLO
DAC, Series 4A, Class D, (3-mo.
EURIBOR at 3.20% Floor + 3.20%),
6.46%, 04/25/34
(a)
........... EUR 590 $ 599,955
Aqueduct European CLO DAC
Series 2017-2X, Class B1, (3-mo.
EURIBOR at 1.20% Floor +
1.20%), 4.38%, 10/15/30
(d)
... 2,518 2,681,648
Series 2017-2X, Class E, (3-mo.
EURIBOR at 4.40% Floor +
4.40%), 7.58%, 10/15/30
(d)
... 534 537,937
Series 2019-3X, Class AR, (3-mo.
EURIBOR at 0.93% Floor +
0.93%), 4.25%, 08/15/34
(d)
... 5,000 5,303,111
Series 2020-5A, Class CR, (3-mo.
EURIBOR at 2.00% Floor +
2.00%), 5.20%, 04/20/34
(a)
... 1,250 1,269,459
Series 2022-7X, Class A, (3-mo.
EURIBOR at 2.05% Floor +
2.05%), 5.25%, 03/15/36
(d)
... 5,114 5,532,376
Ares European CLO VII DAC, Series
7X, Class AAR, (3-mo. EURIBOR
at 1.50% Floor + 1.50%), 4.68%,
10/15/30
(a)(d)
............... 1,200 1,264,377
Ares European CLO X DAC, Series
10A, Class DR, (3-mo. EURIBOR
at 2.80% Floor + 2.80%), 5.98%,
10/15/31
(a)
................ 2,000 1,993,870
Ares European CLO XII DAC, Series
12A, Class B1R, (3-mo. EURIBOR
at 1.70% Floor + 1.70%), 4.90%,
04/20/32
(a)
................ 862 910,850
Armada Euro CLO III DAC, Series
3A, Class DR, (3-mo. EURIBOR
at 3.30% Floor + 3.30%), 6.48%,
07/15/31
(a)
................ 2,800 2,857,062
Aurium CLO II DAC, Series 2X, Class
ERR, (3-mo. EURIBOR at 6.08%
Floor + 6.08%), 9.63%, 06/22/34
(d)
1,050 1,037,281
Aurium CLO IV DAC, Series 4X, Class
AR, (3-mo. EURIBOR at 0.73%
Floor + 0.73%), 3.91%, 01/16/31
(d)
2,097 2,238,423
Aurium CLO VIII DAC, Series 8X, Class
A, (3-mo. EURIBOR at 0.85% Floor
+ 0.85%), 4.42%, 06/23/34
(d)
.... 5,000 5,287,521
Avoca CLO, Series 28A, Class B1,
(3-mo. EURIBOR at 2.85% Floor +
2.85%), 0.00%, 04/15/37
(a)
..... 3,400 3,674,075
Avoca CLO XIV DAC
(d)
Series 14X, Class ER, (3-mo.
EURIBOR at 4.70% Floor +
4.70%), 7.77%, 01/12/31 .... 2,240 2,186,771
Series 14X, Class FR, (3-mo.
EURIBOR at 6.35% Floor +
6.35%), 9.43%, 01/12/31 .... 1,100 1,033,319
Series 14X, Class SUB, 0.00%,
01/12/31 ............... 4,510 1,996,676
Avoca CLO XV DAC
(d)
Series 15X, Class B2R, (3-mo.
EURIBOR at 1.05% Floor +
1.05%), 4.23%, 04/15/31 .... 150 155,623
Series 15X, Class ER, (3-mo.
EURIBOR at 4.13% Floor +
4.13%), 7.31%, 04/15/31 .... 1,305 1,217,950
Security
Par (000)
Par (000) Value
Ireland (continued)
Series 15X, Class FR, (3-mo.
EURIBOR at 5.84% Floor +
5.84%), 9.02%, 04/15/31 .... EUR 1,760 $ 1,567,543
Series 15X, Class M1, 0.00%,
04/15/31 ............... 3,100 1,408,506
Avoca CLO XVIII DAC
(d)
Series 18X, Class B1, (3-mo.
EURIBOR at 1.25% Floor +
1.25%), 4.43%, 04/15/31 .... 5,800 6,121,137
Series 18X, Class C, (3-mo.
EURIBOR at 1.75% Floor +
1.75%), 4.93%, 04/15/31 .... 150 156,461
Avoca CLO XXII DAC
Series 22A, Class D, (3-mo.
EURIBOR at 2.90% Floor +
2.90%), 6.08%, 04/15/35
(a)
... 970 938,849
Series 22X, Class B1, (3-mo.
EURIBOR at 1.30% Floor +
1.30%), 4.48%, 04/15/35
(d)
... 710 733,250
Avoca CLO XXIII DAC, Series 23A,
Class D, (3-mo. EURIBOR at 3.05%
Floor + 3.05%), 6.23%, 04/15/34
(a)
750 749,565
BBAM European CLO I DAC
(d)
Series 1X, Class AR, (3-mo.
EURIBOR at 0.87% Floor +
0.87%), 4.08%, 07/22/34 .... 5,000 5,291,783
Series 1X, Class ER, (3-mo.
EURIBOR at 5.91% Floor +
5.91%), 9.12%, 07/22/34 .... 1,050 1,001,361
Bilbao CLO I DAC, Series 1X, Class
A2A, (3-mo. EURIBOR at 1.30%
Floor + 1.30%), 4.50%, 07/20/31
(d)
4,300 4,529,091
BlueMountain CLO DAC, Series
2021-1X, Class E, (3-mo. EURIBOR
at 5.41% Floor + 5.41%), 8.59%,
04/15/34
(d)
................ 1,050 1,009,204
Bridgepoint CLO IV DAC, Series 4X,
Class A, (3-mo. EURIBOR at 2.20%
Floor + 2.20%), 5.08%, 01/20/37
(d)
11,650 12,669,120
Cairn CLO IX DAC, Series 2018-9X,
Class A, (3-mo. EURIBOR at 0.71%
Floor + 0.71%), 3.97%, 04/25/32
(d)
2,699 2,888,911
Capital Four CLO V DAC, Series 5X,
Class A, (3-mo. EURIBOR at 1.84%
Floor + 1.84%), 5.33%, 04/25/36
(d)
7,585 8,224,103
Carlyle Euro CLO DAC, Series 2021-
2A, Class C, (3-mo. EURIBOR
at 3.30% Floor + 3.30%), 6.48%,
10/15/35
(a)
................ 2,690 2,537,234
CIFC European Funding CLO II
DAC, Series 2X, Class B1, (3-mo.
EURIBOR at 1.60% Floor + 1.60%),
4.78%, 04/15/33
(d)
........... 400 419,147
CIFC European Funding CLO III DAC
Series 3A, Class C, (3-mo.
EURIBOR at 2.50% Floor +
2.50%), 5.68%, 01/15/34
(a)
... 500 519,215
Series 3X, Class B1, (3-mo.
EURIBOR at 1.50% Floor +
1.50%), 4.68%, 01/15/34
(d)
... 4,500 4,668,367
Series 3X, Class E, (3-mo.
EURIBOR at 5.61% Floor +
5.61%), 8.79%, 01/15/34
(d)
... 850 836,005

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ireland (continued)
Clontarf Park CLO DAC, Series 1X,
Class CE, (3-mo. EURIBOR at
3.05% Floor + 3.05%), 6.32%,
08/05/30
(d)
................ EUR 1,470 $ 1,579,202
Contego CLO VI DAC, Series 6X, Class
AR, (3-mo. EURIBOR at 0.79%
Floor + 0.79%), 3.97%, 04/15/34
(d)
11,500 12,172,095
CVC Cordatus Loan Fund IV DAC,
Series 4X, Class BR1, (3-mo.
EURIBOR at 1.30% Floor + 1.30%),
4.68%, 02/22/34
(d)
........... 1,120 1,149,513
CVC Cordatus Loan Fund XIX DAC,
Series 19A, Class D, (3-mo.
EURIBOR at 3.80% Floor + 3.80%),
7.37%, 12/23/33
(a)
........... 400 409,974
CVC Cordatus Loan Fund XXII DAC,
Series 22X, Class D, (3-mo.
EURIBOR at 3.15% Floor + 3.15%),
6.68%, 12/15/34
(d)
........... 755 734,632
CVC Cordatus Loan Fund XXVII DAC,
Series 27X, Class D2, 10.36%,
04/15/35
(d)
................ 1,300 1,403,906
Euro-Galaxy III CLO DAC
(a)
Series 2013-3A, Class CRRR, (3-
mo. EURIBOR at 2.35% Floor +
2.35%), 5.56%, 04/24/34 .... 700 732,659
Series 2013-3A, Class DRRR, (3-
mo. EURIBOR at 3.25% Floor +
3.25%), 6.46%, 04/24/34 .... 1,380 1,397,917
Fair Oaks Loan Funding I DAC, Series
1X, Class AR, (3-mo. EURIBOR
at 0.85% Floor + 0.85%), 4.03%,
04/15/34
(d)
................ 5,000 5,312,679
Fidelity Grand Harbour CLO DAC
Series 2021-1A, Class D, (3-mo.
EURIBOR at 3.60% Floor +
3.60%), 6.78%, 10/15/34
(a)
... 1,490 1,485,721
Series 2023-1X, Class D, 0.00%,
08/15/36
(d)
.............. 1,193 1,301,801
Harvest CLO XVIII DAC, Series 18X,
Class B, (3-mo. EURIBOR at 1.20%
Floor + 1.20%), 4.38%, 10/15/30
(d)
700 734,654
Harvest CLO XXIII DAC
(d)
Series 23X, Class A, (3-mo.
EURIBOR at 0.95% Floor +
0.95%), 4.15%, 10/20/32 .... 1,817 1,933,219
Series 23X, Class D, (3-mo.
EURIBOR at 3.00% Floor +
3.00%), 6.20%, 10/20/32 .... 1,360 1,361,014
Henley CLO IV DAC
Series 4A, Class D, (3-mo.
EURIBOR at 3.00% Floor +
3.00%), 6.26%, 04/25/34
(a)
... 500 499,552
Series 4X, Class B1, (3-mo.
EURIBOR at 1.35% Floor +
1.35%), 4.61%, 04/25/34
(d)
... 450 471,115
Holland Park CLO DAC, Series 1X,
Class A1RR, (3-mo. EURIBOR
at 0.92% Floor + 0.92%), 4.24%,
11/14/32
(d)
................ 625 665,635
Invesco Euro CLO III DAC
(d)
Series 3X, Class B1, (3-mo.
EURIBOR at 1.75% Floor +
1.75%), 4.93%, 07/15/32 .... 450 468,866
Security
Par (000)
Par (000) Value
Ireland (continued)
Series 3X, Class F, (3-mo.
EURIBOR at 8.07% Floor +
8.07%), 11.25%, 07/15/32 .... EUR 748 $ 726,790
Invesco Euro CLO IV DAC, Series
4A, Class B1, (3-mo. EURIBOR
at 1.70% Floor + 1.70%), 4.88%,
04/15/33
(a)
................ 625 649,584
Invesco Euro CLO IX DAC, Series 9X,
Class A, (3-mo. EURIBOR at 1.65%
Floor + 1.65%), 4.76%, 04/20/36
(d)
8,500 9,201,887
Invesco Euro CLO V DAC, Series 5X,
Class D, (3-mo. EURIBOR at 3.80%
Floor + 3.80%), 6.98%, 01/15/34
(d)
450 444,760
Lt Autorahoitus IV DAC
(d)
Series 4, Class A, 4.04%, 07/18/33 2,531 2,762,697
Series 4, Class B, 5.40%, 07/18/33 5,800 6,341,586
Madison Park Euro Funding X DAC
(d)
Series 10X, Class A1, (3-mo.
EURIBOR at 0.74% Floor +
0.74%), 4.00%, 10/25/30 .... 2,698 2,887,472
Series 10X, Class B1, (3-mo.
EURIBOR at 1.20% Floor +
1.20%), 4.46%, 10/25/30 .... 1,850 1,931,664
Madison Park Euro Funding XI DAC,
Series 11X, Class C, (3-mo.
EURIBOR at 1.85% Floor + 1.85%),
5.17%, 02/15/31
(d)
........... 1,350 1,395,228
Madison Park Euro Funding XVI
DAC, Series 16A, Class D, (3-mo.
EURIBOR at 3.20% Floor + 3.20%),
6.38%, 05/25/34
(a)
........... 1,250 1,226,835
Man GLG Euro CLO VI DAC, Series
6A, Class DR, (3-mo. EURIBOR
at 3.50% Floor + 3.50%), 6.68%,
10/15/32
(a)
................ 950 958,468
Margay CLO I DAC, Series 1X, Class
D, 10.25%, 07/15/36
(d)
........ 570 617,325
Marino Park CLO DAC, Series 1X,
Class X, (3-mo. EURIBOR at 0.45%
Floor + 0.45%), 3.63%, 01/16/34
(d)
188 204,539
Neuberger Berman Loan Advisers Euro
CLO, Series 2021-1X, Class E,
(3-mo. EURIBOR at 5.52% Floor +
5.52%), 8.70%, 04/17/34
(d)
..... 658 641,663
North Westerly VII ESG CLO DAC,
Series VII-X, Class E, (3-mo.
EURIBOR at 5.66% Floor + 5.66%),
8.98%, 05/15/34
(d)
........... 420 383,067
Northwoods Capital 19 Euro DAC,
Series 2019-19A, Class C, (3-mo.
EURIBOR at 2.50% Floor + 2.50%),
5.19%, 11/25/33
(a)
........... 500 522,984
OAK Hill European Credit Partners V
DAC, Series 2016-5A, Class BR,
(3-mo. EURIBOR at 1.90% Floor +
1.90%), 5.11%, 01/21/35
(a)
...... 425 444,462
OAK Hill European Credit Partners VI
DAC, Series 2017-6X, Class B1,
(3-mo. EURIBOR at 1.20% Floor +
1.20%), 4.40%, 01/20/32
(d)
..... 450 474,188
OCP Euro CLO DAC
Series 2017-2X, Class B, (3-mo.
EURIBOR at 1.35% Floor +
1.35%), 4.53%, 01/15/32
(d)
... 200 211,272

2023
BlackRock Semi-Annual Report to Shareholders
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ireland (continued)
Series 2017-2X, Class E, (3-mo.
EURIBOR at 5.00% Floor +
5.00%), 8.18%, 01/15/32
(d)
... EUR 897 $ 899,489
Series 2017-2X, Class F, (3-mo.
EURIBOR at 6.40% Floor +
6.40%), 9.58%, 01/15/32
(d)
... 600 567,929
Series 2019-3A, Class CR, (3-mo.
EURIBOR at 2.30% Floor +
2.30%), 5.50%, 04/20/33
(a)
... 250 259,002
Series 2019-3A, Class DR, (3-mo.
EURIBOR at 3.30% Floor +
3.30%), 6.50%, 04/20/33
(a)
... 250 251,788
Palmer Square European CLO DAC,
Series 2023-1X, Class D, 10.05%,
07/15/36
(d)
................ 1,382 1,489,634
Penta CLO 11 DAC
(a)
Series 2022-11A, Class B, (3-mo.
EURIBOR at 2.45% Floor +
2.45%), 5.77%, 11/15/34 ..... 2,600 2,770,244
Series 2022-11A, Class D, (3-mo.
EURIBOR at 4.80% Floor +
4.80%), 8.12%, 11/15/34 ..... 2,030 2,146,734
Penta CLO 6 DAC, Series 2019-6A,
Class CR, (3-mo. EURIBOR at
2.30% Floor + 2.30%), 5.56%,
07/25/34
(a)
................ 500 515,856
Prodigy Finance DAC
(a)
Series 2021-1A, Class A, (1-mo.
LIBOR USD + 1.25%), 6.45%,
07/25/51 ............... USD 5,269 5,201,927
Series 2021-1A, Class B, (1-mo.
LIBOR USD + 2.50%), 7.70%,
07/25/51 ............... 537 531,677
Series 2021-1A, Class C, (1-mo.
LIBOR USD + 3.75%), 8.95%,
07/25/51 ............... 429 425,114
Series 2021-1A, Class D, (1-mo.
LIBOR USD + 5.90%), 11.10%,
07/25/51 ............... 460 455,580
Rockford Tower Europe CLO DAC
(d)
Series 2018-1X, Class B, (3-mo.
EURIBOR at 1.85% Floor +
1.85%), 5.42%, 12/20/31 .... EUR 2,550 2,718,391
Series 2018-1X, Class C, (3-mo.
EURIBOR at 2.47% Floor +
2.47%), 6.02%, 12/20/31 .... 1,640 1,720,243
Series 2019-1X, Class B1, (3-mo.
EURIBOR at 1.60% Floor +
1.60%), 4.80%, 01/20/33 .... 5,012 5,250,210
RRE 9 Loan Management DAC, Series
9A, Class A2, (3-mo. EURIBOR
at 1.70% Floor + 1.70%), 4.88%,
10/15/36
(a)
................ 1,720 1,810,531
Sound Point Euro CLO III Funding
DAC, Series 3X, Class C, (3-mo.
EURIBOR at 2.30% Floor + 2.30%),
5.48%, 04/15/33
(d)
........... 750 780,420
St Paul's CLO XII DAC, Series 12X,
Class D, (3-mo. EURIBOR at 3.20%
Floor + 3.20%), 6.38%, 04/15/33
(d)
1,880 1,873,097
St. Paul's CLO XII DAC, Series 12X,
Class B1, (3-mo. EURIBOR at
1.60% Floor + 1.60%), 4.78%,
04/15/33
(d)
................ 1,350 1,409,539
Security
Par (000)
Par (000) Value
Ireland (continued)
Sutton Park CLO DAC
(d)
Series 1X, Class A2A, (3-mo.
EURIBOR at 1.70% Floor +
1.70%), 5.02%, 11/15/31 ..... EUR 345 $ 365,282
Series 1X, Class BE, (3-mo.
EURIBOR at 2.35% Floor +
2.35%), 5.67%, 11/15/31 ..... 500 521,384
Tikehau CLO VII DAC, Series 7X, Class
A, (3-mo. EURIBOR at 2.00% Floor
+ 2.00%), 5.20%, 10/20/35
(d)
.... 11,500 12,484,150
Voya Euro CLO I DAC
(d)
Series 1X, Class A, (3-mo.
EURIBOR at 0.75% Floor +
0.75%), 3.93%, 10/15/30 .... 4,715 5,055,313
Series 1X, Class B1NE, (3-mo.
EURIBOR at 1.15% Floor +
1.15%), 4.33%, 10/15/30 .... 750 787,917
Voya Euro CLO II DAC
(a)
Series 2A, Class B1R, (3-mo.
EURIBOR at 1.67% Floor +
1.67%), 4.85%, 07/15/35 .... 250 260,472
Series 2A, Class CR, (3-mo.
EURIBOR at 2.15% Floor +
2.15%), 5.33%, 07/15/35 .... 250 257,178
Voya Euro CLO III DAC, Series 3X,
Class B1, (3-mo. EURIBOR at
1.65% Floor + 1.65%), 4.83%,
04/15/33
(d)
................ 439 458,267
Voya Euro CLO V DAC, Series 5A,
Class D, (3-mo. EURIBOR at 3.10%
Floor + 3.10%), 6.28%, 04/15/35
(a)
660 644,475
227,250,193
Italy — 0.1%
(b)(d)
AutoFlorence 2 Srl, Series 2, Class B,
(1-mo. EURIBOR + 0.75%), 4.16%,
12/24/44 ................. 672 719,164
AutoFlorence 3 Srl
Series 3, Class A, 4.33%, 12/25/46 8,256 9,020,448
Series 3, Class B, 5.73%, 12/25/46 682 745,158
Series 3, Class C, 6.73%, 12/25/46 887 969,142
Series 3, Class D, 8.73%, 12/25/46 619 675,442
AutoFlorence SRL
Series 2, Class C, (1-mo. EURIBOR
+ 1.15%), 4.56%, 12/24/44 ... 310 327,824
Series 2, Class D, (1-mo. EURIBOR
+ 2.35%), 5.76%, 12/24/44 ... 166 174,592
Brignole Co. SRL
Series 2021, Class B, (1-mo.
EURIBOR + 0.80%), 4.24%,
07/24/36 ............... 143 154,608
Series 2021, Class D, (1-mo.
EURIBOR + 1.60%), 5.04%,
07/24/36 ............... 100 106,938
Koromo Italy SRL, Series 1, Class A,
(1-mo. EURIBOR + 0.80%), 4.21%,
02/26/35 ................. 4,065 4,442,363
Red & Black Auto Italy Srl, Series 1,
Class D, (1-mo. EURIBOR + 2.85%),
6.28%, 12/28/31 ............ 598 613,149
17,948,828

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Jersey, Channel Islands — 0.1%
(a)(b)
AGL Static CLO 18 Ltd., Series 2022-
18A, Class B, (3-mo. CME Term
SOFR at 2.00% Floor + 2.00%),
7.06%, 04/21/31 ............ USD 21,500 $ 21,056,866
AIMCO CLO 18 Ltd., Series 2022-18A,
Class E, (3-mo. CME Term SOFR
at 8.65% Floor + 8.65%), 13.70%,
07/20/35 ................. 1,500 1,475,391
Ares LXVI CLO Ltd., Series 2022-66A,
Class E, (3-mo. CME Term SOFR
at 8.74% Floor + 8.74%), 13.81%,
07/25/34 ................. 312 313,051
Ballyrock CLO 21 Ltd., Series 2022-
21A, Class D, (3-mo. CME Term
SOFR at 8.76% Floor + 8.76%),
13.81%, 10/20/35 ........... 1,000 1,003,519
Benefit Street Partners CLO XXVII Ltd.,
Series 2022-27A, Class E, (3-mo.
CME Term SOFR at 8.12% Floor +
8.12%), 13.17%, 07/20/35 ...... 570 567,032
Pikes Peak CLO 12 Ltd., Series 2023-
12A, Class E, (3-mo. CME Term
SOFR at 9.15% Floor + 9.15%),
14.09%, 04/20/36 ........... 1,280 1,253,119
Stratus Static CLO Ltd., Series 2022-
3A, Class D, (3-mo. CME Term
SOFR at 5.29% Floor + 5.29%),
10.34%, 10/20/31 ........... 1,000 1,000,195
Valley Stream Park CLO Ltd., Series
2022-1A, Class E1, (3-mo. CME
Term SOFR at 8.38% Floor +
8.38%), 13.43%, 10/20/34 ...... 5,500 5,564,333
32,233,506
Luxembourg — 0.0%
(b)(d)
BL Consumer Credit
Series 2021-1, Class C, (1-mo.
EURIBOR + 1.10%), 4.54%,
09/25/38 ............... EUR 528 570,439
Series 2021-1, Class D, (1-mo.
EURIBOR + 1.65%), 5.09%,
09/25/38 ............... 681 722,194
Series 2021-1, Class E, (1-mo.
EURIBOR + 2.85%), 6.29%,
09/25/38 ............... 355 371,913
SC Germany SA Compartment
Consumer
Series 2020-1, Class C, (1-mo.
EURIBOR + 1.75%), 5.06%,
11/14/34 ............... 1,695 1,836,564
Series 2020-1, Class D, (1-mo.
EURIBOR + 2.50%), 5.82%,
11/14/34 ............... 696 744,048
4,245,158
Netherlands — 0.0%
OZLME IV DAC, Series 4X, Class B,
(3-mo. EURIBOR at 1.35% Floor +
1.35%), 4.62%, 07/27/32
(b)(d)
.... 2,890 3,055,327
Portugal — 0.0%
TAGUS - Sociedade de Titularizacao de
Creditos SA
(d)
Series 2, Class D, (1-mo. EURIBOR
+ 2.85%), 6.29%, 09/23/38
(b)
.. 724 775,394
Security
Par (000)
Par (000) Value
Portugal (continued)
Series 7, Class SEN, 0.70%,
02/12/24 ............... EUR 2,124 $ 2,285,228
3,060,622
Spain — 0.0%
(d)
Autonoria Spain
(b)
Series 2021-SP, Class B, (1-mo.
EURIBOR + 0.80%), 4.21%,
01/31/39 ............... 883 954,984
Series 2021-SP, Class C, (1-mo.
EURIBOR + 1.05%), 4.46%,
01/31/39 ............... 1,427 1,527,778
Series 2021-SP, Class D, (1-mo.
EURIBOR + 1.55%), 4.96%,
01/31/39 ............... 611 649,586
Series 2021-SP, Class E, (1-mo.
EURIBOR + 2.65%), 6.06%,
01/31/39 ............... 340 355,828
Series 2021-SP, Class F, (1-mo.
EURIBOR + 3.90%), 7.31%,
01/31/39 ............... 136 142,319
Series 2022-SP, Class C, (1-mo.
EURIBOR + 2.80%), 6.21%,
01/27/40 ............... 1,496 1,642,797
Series 2022-SP, Class D, (1-mo.
EURIBOR + 4.20%), 7.61%,
01/28/40 ............... 374 409,680
Series 2022-SP, Class E, (1-mo.
EURIBOR + 7.00%), 10.41%,
01/29/40 ............... 2,150 2,347,931
FT Santander Consumer Spain Auto
Series 2020-1, Class B, (3-mo.
EURIBOR + 0.95%), 4.52%,
03/21/33
(b)
.............. 389 417,771
Series 2020-1, Class C, (3-mo.
EURIBOR + 1.95%), 5.52%,
03/21/33
(b)
.............. 117 124,735
Series 2020-1, Class D, 3.50%,
03/21/33 ............... 194 192,765
8,766,174
United Kingdom — 0.3%
Azure Finance No. 2 plc, Series
2, Class C, (Sterling Overnight
Index Average + 3.00%), 7.93%,
07/20/30
(b)(d)
............... GBP 1,178 1,500,011
Delamare Cards MTN Issuer plc, Series
2023-1, Class A1, 5.73%, 04/19/31
(b)
(d)
...................... 3,454 4,389,045
Dowson plc
(b)(d)
Series 2021-2, Class A, (Sterling
Overnight Index Average +
0.68%), 5.61%, 10/20/28 .... 371 471,595
Series 2021-2, Class B, (Sterling
Overnight Index Average +
1.20%), 6.13%, 10/20/28 .... 1,200 1,521,092
Series 2021-2, Class C, (Sterling
Overnight Index Average +
1.60%), 6.53%, 10/20/28 .... 1,300 1,638,679
Series 2022-1, Class C, (Sterling
Overnight Index Average +
2.25%), 7.18%, 01/20/29 .... 2,528 3,196,225
Series 2022-1, Class D, (Sterling
Overnight Index Average +
2.70%), 7.63%, 01/20/29 .... 725 903,366

2023
BlackRock Semi-Annual Report to Shareholders
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Series 2022-2, Class C, (Sterling
Overnight Index Average +
3.70%), 8.63%, 08/20/29 .... GBP 1,814 $ 2,323,774
Series 2022-2, Class D, (Sterling
Overnight Index Average +
5.25%), 10.18%, 08/20/29 .... 989 1,267,736
Greene King Finance plc
Series A6,  4.06%, 03/15/35
(d)
... 3,386 3,507,723
Series B1,  (Sterling Overnight
Index Average + 1.92%), 6.86%,
12/15/34
(b)
.............. 2,472 2,315,741
Series B2,  (Sterling Overnight
Index Average + 2.20%), 7.13%,
03/15/36
(b)(d)
............. 100 93,949
London Cards No. 1 plc, Series 1,
Class B, 8.68%, 05/15/33
(b)(d)
.... 1,425 1,809,750
Newday Funding Master Issuer plc
(b)(d)
Series 2021-1X, Class B, (Sterling
Overnight Index Average +
1.55%), 6.49%, 03/15/29 .... 775 979,552
Series 2021-3X, Class A1, (Sterling
Overnight Index Average +
0.90%), 5.84%, 11/15/29 ..... 2,321 2,931,611
Series 2021-3X, Class B, (Sterling
Overnight Index Average +
1.35%), 6.29%, 11/15/29 ..... 677 850,811
Series 2022-2X, Class C, (Sterling
Overnight Index Average +
5.00%), 9.94%, 07/15/30 .... 3,271 4,151,283
PCL Funding V plc, Series 2021-
1, Class C, (Sterling Overnight
Index Average + 1.70%), 6.64%,
10/15/25
(b)(d)
............... 116 146,673
PCL Funding VI plc
(b)(d)
Series 2022-1, Class A, (Sterling
Overnight Index Average +
1.40%), 6.34%, 07/15/26 .... 14,896 18,977,058
Series 2022-1, Class B, (Sterling
Overnight Index Average +
3.10%), 8.04%, 07/15/26 .... 1,937 2,475,665
PCL Funding VIII plc
(b)(d)
Series 2023-1, Class A, (Sterling
Overnight Index Average +
1.18%), 6.12%, 05/15/28 .... 6,070 7,718,081
Series 2023-1, Class B, 7.44%,
05/15/28 ............... 1,125 1,429,635
Series 2023-1, Class C, 8.44%,
05/15/28 ............... 712 904,799
Satus plc
(b)(d)
Series 2021-1, Class A, (Sterling
Overnight Index Average +
0.70%), 5.63%, 08/17/28 .... 44 55,285
Series 2021-1, Class B, (Sterling
Overnight Index Average +
1.20%), 6.13%, 08/17/28 .... 400 508,256
Series 2021-1, Class C, (Sterling
Overnight Index Average +
1.60%), 6.53%, 08/17/28 .... 300 378,287
Series 2021-1, Class D, (Sterling
Overnight Index Average +
1.90%), 6.83%, 08/17/28 .... 200 249,935
Series 2021-1, Class E, (Sterling
Overnight Index Average +
3.20%), 8.13%, 08/17/28 .... 166 205,549
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Tower Bridge Funding plc
(b)(d)
Series 2022-1X, Class A, (Sterling
Overnight Index Average +
0.72%), 5.65%, 12/20/63 .... GBP 4,743 $ 5,987,285
Series 2023-1X, Class B, (Sterling
Overnight Index Average +
2.20%), 7.17%, 10/20/64 .... 1,469 1,872,548
Series 2023-1X, Class C, (Sterling
Overnight Index Average +
3.15%), 8.12%, 10/20/64 .... 993 1,263,896
Series 2023-1X, Class D, (Sterling
Overnight Index Average +
4.30%), 9.27%, 10/20/64 .... 1,116 1,419,718
Trafford Centre Finance Ltd. (The),
Series B2,  (Sterling Overnight
Index Average + 0.94%), 5.91%,
07/28/35
(b)(d)
............... 3,400 3,036,980
Turbo Finance plc, Series 9, Class B,
(Sterling Overnight Index Average +
1.65%), 6.58%, 08/20/28
(b)(d)
.... 1,590 2,020,905
Unique Pub Finance Co. plc (The)
(d)
Series A4,  5.66%, 06/30/27 .... 4,927 6,114,394
Series M,  7.39%, 03/28/24
(e)
.... 4,399 5,558,019
Series N,  6.46%, 03/30/32
(e)
.... 4,765 5,798,278
99,973,189
United States — 6.4%
510 Loan Acquisition Trust, Series
2020-1, Class A, 5.11%, 09/25/60
(a)(e)
USD 8,282 8,033,120
522 Funding CLO Ltd.
(a)(b)
Series 2018-3A, Class AR, (3-mo.
LIBOR USD at 1.04% Floor +
1.04%), 6.29%, 10/20/31 .... 250 246,156
Series 2018-3A, Class CR, (3-mo.
LIBOR USD at 2.05% Floor +
2.05%), 7.30%, 10/20/31 .... 750 729,747
AccessLex Institute, Series 2007-A,
Class A3, (3-mo. LIBOR USD at
0.30% Floor + 0.30%), 5.70%,
05/25/36
(b)
................ 2,435 2,354,675
ACE Securities Corp. Home Equity
Loan Trust
(b)
Series 2007-HE4, Class A2A, (1-mo.
LIBOR USD at 0.26% Floor +
0.26%), 5.41%, 05/25/37 .... 7,190 1,214,603
Series 2007-HE4, Class A2C, (1-mo.
LIBOR USD at 0.60% Floor +
0.60%), 5.75%, 05/25/37 .... 355 60,841
ACE Securities Manufactured Housing
Loan Trust, Series 2003-MH1, Class
B2, 0.00%, 08/15/30
(a)
........ 4,314 3,916,237
ACREC LLC, Series 2023-FL2, Class
A, (1-mo. CME Term SOFR at 2.23%
Floor + 2.23%), 7.32%, 02/19/38
(a)(b)
11,660 11,637,268
Ajax Mortgage Loan Trust
(a)
Series 2017-D, Class B, 0.00%,
12/25/57
(b)
.............. 96 47,102
Series 2018-A, Class B, 0.00%,
04/25/58 ............... 159 158,668
Series 2018-B, Class B, 0.00%,
02/26/57 ............... 286 246,610
Series 2018-E, Class C, 0.00%,
06/25/58
(b)
.............. 8 7,486
Series 2018-F, Class C, 0.00%,
11/25/58 ............... 637 419,100

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2019-E, Class B, 4.88%,
09/25/59
(e)
.............. USD 70 $ 69,903
Series 2019-E, Class C, 0.00%,
09/25/59 ............... 12,174 12,294,710
Series 2019-G, Class A, 6.00%,
09/25/59
(b)(e)
............. 2,679 2,645,240
Series 2019-G, Class B, 4.25%,
09/25/59
(e)
.............. 4,608 4,267,267
Series 2019-G, Class C, 0.00%,
09/25/59 ............... 10,571 5,772,535
Series 2019-H, Class C, 0.00%,
11/25/59 ............... 3,548 3,243,907
Series 2020-A, Class A, 2.37%,
12/25/59
(e)
.............. 31,171 31,074,647
Series 2020-A, Class B, 3.50%,
12/25/59
(e)
.............. 7,074 7,042,469
Series 2020-A, Class C, 0.00%,
12/25/59 ............... 16,635 10,416,440
Series 2020-C, Class A, 2.25%,
09/27/60
(b)(e)
............. 1,180 1,161,642
Series 2020-C, Class B, 5.00%,
09/27/60
(b)(e)
............. 4,968 4,846,837
Series 2020-C, Class C, 0.00%,
09/27/60 ............... 15,591 13,644,182
Series 2020-D, Class A, 2.25%,
06/25/60
(b)(e)
............. 6,493 6,210,865
Series 2020-D, Class B, 5.00%,
06/25/60
(b)(e)
............. 7,064 6,533,256
Series 2020-D, Class C, 0.00%,
06/25/60 ............... 16,663 14,935,300
Series 2021-C, Class A, 2.12%,
01/25/61
(e)
.............. 21,258 19,849,358
Series 2021-C, Class B, 3.72%,
01/25/61
(e)
.............. 6,014 5,506,788
Series 2021-C, Class C, 0.00%,
01/25/61 ............... 15,152 16,412,857
Series 2021-D, Class A, 2.00%,
03/25/60
(e)
.............. 47,127 42,862,217
Series 2021-D, Class B, 4.00%,
03/25/60
(b)
.............. 10,911 9,984,629
Series 2021-D, Class C, 0.00%,
03/25/60
(b)
.............. 16,044 17,335,590
Series 2021-E, Class A1, 1.74%,
12/25/60
(b)
.............. 44,532 37,657,643
Series 2021-E, Class A2, 2.69%,
12/25/60
(b)
.............. 8,637 7,007,517
Series 2021-E, Class B1, 3.73%,
12/25/60
(b)
.............. 5,214 4,177,961
Series 2021-E, Class B3, 3.88%,
12/25/60
(b)
.............. 12,755 5,587,491
Series 2021-E, Class M1, 2.94%,
12/25/60
(b)
.............. 8,544 6,749,422
Series 2021-E, Class SA, 0.00%,
12/25/60
(b)
.............. 175 82,385
Series 2021-E, Class XS, 0.00%,
12/25/60
(b)
.............. 181,066 7,586,615
Series 2021-F, Class A, 1.87%,
06/25/61
(e)
.............. 81,825 73,421,451
Series 2021-F, Class B, 3.75%,
06/25/61
(e)
.............. 11,970 10,953,583
Series 2021-F, Class C, 0.00%,
06/25/61
(c)
.............. 22,267 22,004,388
Series 2021-G, Class A, 1.87%,
06/25/61
(b)
.............. 75,464 69,700,566
Series 2021-G, Class B, 3.75%,
06/25/61
(b)
.............. 14,966 13,431,019
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-G, Class C, 0.00%,
06/25/61 ............... USD 27,023 $ 27,778,908
American Homes 4 Rent Trust
(a)
Series 2014-SFR2, Class E, 6.23%,
10/17/36 ............... 8,624 8,511,827
Series 2015-SFR1, Class XS,
0.00%, 04/17/52
(b)
......... 22,094 221
AMSR Trust
(a)
Series 2020-SFR1, Class E, 3.22%,
04/17/37 ............... 2,102 1,952,749
Series 2020-SFR4, Class E2,
2.46%, 11/17/37 .......... 4,080 3,643,775
Series 2020-SFR4, Class F, 2.86%,
11/17/37 ............... 4,520 4,034,859
Series 2020-SFR4, Class G2,
4.87%, 11/17/37 .......... 4,542 4,113,092
Series 2021-SFR1, Class F, 3.60%,
06/17/38
(b)
.............. 5,128 4,135,044
Series 2021-SFR2, Class F1, 3.28%,
08/17/38 ............... 6,744 5,835,096
Aqua Finance Trust
(a)
Series 2021-A, Class A, 1.54%,
07/17/46 ............... 951 840,104
Series 2021-A, Class B, 2.40%,
07/17/46 ............... 5,070 4,133,152
Arbor Realty Commercial Real Estate
Notes Ltd., Series 2021-FL4, Class
A, (1-mo. LIBOR USD at 1.35%
Floor + 1.35%), 6.54%, 11/15/36
(a)(b)
4,512 4,421,270
Argent Mortgage Loan Trust, Series
2005-W1, Class A2, (1-mo. LIBOR
USD at 0.48% Floor + 0.48%),
5.63%, 05/25/35
(b)
........... 5,566 4,847,334
Arm Master Trust LLC
(a)
Series 2021-T1, Class A, 2.43%,
11/15/27 ............... 3,429 3,202,081
Series 2023-T1, Class A, 6.56%,
02/17/25 ............... 2,751 2,742,246
BankAmerica Manufactured Housing
Contract Trust
(b)
Series 1997-2, Class B1, 7.07%,
02/10/22 ............... 4,500 1,170,668
Series 1998-2, Class B1, 7.33%,
12/10/25 ............... 8,475 1,610,396
Bankers Healthcare Group
Securitization Trust, Series 2020-A,
Class C, 5.17%, 09/17/31
(a)
..... 750 698,958
Battalion CLO XII Ltd., Series 2018-
12A, Class B2R, (3-mo. LIBOR USD
at 2.08% Floor + 2.08%), 7.41%,
05/17/31
(a)(b)
............... 250 245,000
Bayview Financial Revolving Asset
Trust
(a)(b)
Series 2004-B, Class A1, (1-mo.
LIBOR USD at 1.00% Floor +
1.00%), 6.18%, 05/28/39 .... 20,729 16,531,776
Series 2004-B, Class A2, (1-mo.
LIBOR USD at 1.30% Floor +
1.30%), 6.48%, 05/28/39 .... 839 710,887
Series 2005-A, Class A1, (1-mo.
LIBOR USD at 1.00% Floor +
1.00%), 6.18%, 02/28/40 .... 10,095 8,824,073
Series 2005-E, Class A1, (1-mo.
LIBOR USD at 1.00% Floor +
1.00%), 6.18%, 12/28/40 .... 608 608,251

2023
BlackRock Semi-Annual Report to Shareholders
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
BCMSC Trust
(b)
Series 2000-A, Class A2, 7.58%,
06/15/30 ............... USD 7,777 $ 960,012
Series 2000-A, Class A3, 7.83%,
06/15/30 ............... 7,219 921,206
Series 2000-A, Class A4, 8.29%,
06/15/30 ............... 5,207 703,463
Bear Stearns Asset-Backed Securities
I Trust
(b)
Series 2004-HE7, Class M2, (1-mo.
LIBOR USD at 1.73% Floor +
1.73%), 6.88%, 08/25/34 .... 86 84,613
Series 2006-HE1, Class 1M4, (1-mo.
LIBOR USD at 1.02% Floor +
1.02%), 4.85%, 12/25/35 .... 4,515 6,494,552
Series 2006-HE7, Class 1A2, (1-mo.
LIBOR USD at 0.34% Floor +
0.34%), 5.49%, 09/25/36 .... 2,341 2,240,167
Series 2006-HE8, Class 1A3, (1-mo.
LIBOR USD at 0.52% Floor +
0.52%), 5.67%, 10/25/36 .... 2,391 2,019,944
Series 2007-FS1, Class 1A3, (1-mo.
LIBOR USD at 0.34% Floor +
0.34%), 5.49%, 05/25/35 .... 490 482,318
Series 2007-HE2, Class 1A4, (1-mo.
LIBOR USD at 0.32% Floor +
0.32%), 5.47%, 03/25/37 .... 3,118 2,619,279
Series 2007-HE2, Class 22A, (1-mo.
LIBOR USD at 0.14% Floor +
0.14%), 5.29%, 03/25/37 .... 1,875 1,671,103
Series 2007-HE2, Class 23A, (1-mo.
LIBOR USD at 0.14% Floor +
0.14%), 5.29%, 03/25/37 .... 2,643 2,356,737
Series 2007-HE3, Class 1A3, (1-mo.
LIBOR USD at 0.25% Floor +
0.25%), 5.40%, 04/25/37 .... 1,130 1,586,057
Series 2007-HE3, Class 1A4, (1-mo.
LIBOR USD at 0.35% Floor +
0.35%), 5.50%, 04/25/37 .... 18,480 18,377,058
BHG Securitization Trust
(a)
Series 2021-A, Class A, 1.42%,
11/17/33 ............... 3,089 2,880,934
Series 2021-A, Class B, 2.79%,
11/17/33 ............... 1,995 1,752,561
Series 2021-A, Class C, 3.69%,
11/17/33 ............... 160 127,366
Series 2021-B, Class C, 2.24%,
10/17/34 ............... 1,600 1,309,343
Series 2022-A, Class E, 4.30%,
02/20/35 ............... 600 422,681
Series 2022-C, Class B, 5.93%,
10/17/35 ............... 3,675 3,579,574
Carlyle Global Market Strategies CLO
Ltd., Series 2013-1A, Class A1RR,
(3-mo. LIBOR USD at 0.95% Floor +
0.95%), 6.27%, 08/14/30
(a)(b)
.... 1,365 1,352,098
Carrington Mortgage Loan Trust
(b)
Series 2006-NC1, Class M2, (1-mo.
LIBOR USD at 0.63% Floor +
0.63%), 5.78%, 01/25/36 .... 1,620 1,296,133
Series 2006-NC4, Class A3, (1-mo.
LIBOR USD at 0.16% Floor and
12.50% Cap + 0.16%), 5.31%,
10/25/36 ............... 1,104 1,059,685
Cascade MH Asset Trust, Series 2019-
MH1, Class A, 4.00%, 11/25/44
(a)(b)
17,137 16,104,768
Security
Par (000)
Par (000) Value
United States (continued)
C-BASS Trust, Series 2006-CB7, Class
A4, (1-mo. LIBOR USD at 0.32%
Floor + 0.32%), 5.47%, 10/25/36
(b)
USD 1,142 $ 753,840
Citigroup Mortgage Loan Trust
(b)
Series 2007-AHL2, Class A3B, (1-
mo. LIBOR USD at 0.20% Floor +
0.20%), 5.35%, 05/25/37 .... 12,537 8,180,306
Series 2007-AHL2, Class A3C, (1-
mo. LIBOR USD at 0.27% Floor +
0.27%), 5.42%, 05/25/37 .... 5,695 3,720,000
Series 2007-AHL3, Class A3B, (1-
mo. LIBOR USD at 0.17% Floor +
0.17%), 5.32%, 07/25/45 .... 6,096 4,210,550
Series 2007-AMC1, Class A1, (1-mo.
LIBOR USD at 0.32% Floor +
0.16%), 5.47%, 12/25/36
(a)
... 6,902 3,822,805
College Avenue Student Loans LLC
(a)
Series 2021-A, Class B, 2.32%,
07/25/51 ............... 5,821 5,052,128
Series 2021-A, Class C, 2.92%,
07/25/51 ............... 1,227 1,092,271
Series 2021-B, Class B, 2.42%,
06/25/52 ............... 2,023 1,748,589
Series 2021-B, Class C, 2.72%,
06/25/52 ............... 900 767,561
Series 2021-B, Class D, 3.78%,
06/25/52 ............... 220 184,906
Series 2021-C, Class D, 4.11%,
07/26/55 ............... 530 444,279
Concord Music Royalties LLC,
Series 2022-1A, Class A2, 6.50%,
01/20/73
(a)
................ 13,627 13,418,493
Conseco Finance Corp.
(b)
Series 1996-10, Class B1, 7.24%,
11/15/28 ............... 2,491 2,413,269
Series 1997-3, Class M1, 7.53%,
03/15/28 ............... 2,292 2,245,821
Series 1997-6, Class M1, 7.21%,
01/15/29 ............... 1,677 1,555,376
Series 1998-4, Class M1, 6.83%,
04/01/30 ............... 675 602,917
Series 1998-6, Class M1, 6.63%,
06/01/30 ............... 1,842 1,709,701
Series 1998-8, Class M1, 6.98%,
09/01/30 ............... 6,069 5,463,664
Series 1999-5, Class A5, 7.86%,
03/01/30 ............... 2,567 1,021,727
Series 1999-5, Class A6, 7.50%,
03/01/30 ............... 2,753 1,053,720
Conseco Finance Securitizations Corp.
Series 2000-1, Class A5, 8.06%,
09/01/29
(b)
.............. 4,152 846,926
Series 2000-4, Class A6, 8.31%,
05/01/32
(b)
.............. 5,128 1,013,787
Series 2000-5, Class A6, 7.96%,
05/01/31 ............... 6,276 1,839,758
Series 2000-5, Class A7, 8.20%,
05/01/31 ............... 11,427 3,450,455
Credit-Based Asset Servicing &
Securitization LLC
(b)
Series 2006-CB2, Class AF4, 3.04%,
12/25/36
(e)
.............. 1,050 838,243
Series 2006-MH1, Class B1, 6.75%,
10/25/36
(a)(e)
............. 1,508 1,422,997
Series 2006-SL1, Class A2, 6.06%,
09/25/36
(a)(e)
............. 11,871 667,983

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2007-CB6, Class A4, (1-mo.
LIBOR USD at 0.34% Floor +
0.34%), 5.49%, 07/25/37
(a)
... USD 1,443 $ 942,121
CSMC Trust, Series 2017-2, Class
CERT, 0.00%, 02/01/47
(a)
...... 2,324 1,840,448
CWABS Asset-Backed Certificates
Trust
(b)
Series 2005-16, Class 1AF, 4.47%,
04/25/36 ............... 5,922 5,070,509
Series 2006-11, Class 3AV2, (1-mo.
LIBOR USD at 0.16% Floor +
0.16%), 5.47%, 09/25/46 .... 48 47,850
Series 2006-12, Class 1A, (1-mo.
LIBOR USD at 0.26% Floor +
0.26%), 5.41%, 12/25/36 .... 2,663 2,371,944
Series 2006-18, Class M1, (1-mo.
LIBOR USD at 0.45% Floor +
0.45%), 5.60%, 03/25/37 .... 12,896 11,201,368
CWABS Revolving Home Equity Loan
Trust, Series 2004-U, Class 2A,
(1-mo. LIBOR USD at 0.27% Floor
and 16.00% Cap + 0.27%), 5.46%,
03/15/34
(b)
................ 198 190,747
CWHEQ Home Equity Loan Trust
Series 2006-S3, Class A4, 5.67%,
01/25/29
(b)(e)
............. 132 187,357
Series 2006-S5, Class A5, 6.16%,
06/25/35 ............... 264 315,765
CWHEQ Revolving Home Equity Loan
Resuritization Trust
(a)(b)
Series 2006-RES, Class 4Q1B,
(1-mo. LIBOR USD at 0.30%
Floor and 16.00% Cap + 0.30%),
5.49%, 12/15/33 .......... 9 8,953
Series 2006-RES, Class 5B1A,
(1-mo. LIBOR USD at 0.19%
Floor and 16.00% Cap + 0.19%),
5.38%, 05/15/35 .......... 48 47,349
Series 2006-RES, Class 5B1B,
(1-mo. LIBOR USD at 0.19%
Floor and 16.00% Cap + 0.19%),
5.38%, 05/15/35 .......... 130 127,004
CWHEQ Revolving Home Equity Loan
Trust
(b)
Series 2005-B, Class 2A, (1-mo.
LIBOR USD at 0.18% Floor and
16.00% Cap + 0.18%), 5.37%,
05/15/35 ............... 477 470,054
Series 2006-C, Class 2A, (1-mo.
LIBOR USD at 0.18% Floor and
16.00% Cap + 0.18%), 5.37%,
05/15/36 ............... 1,929 1,855,304
Series 2006-H, Class 1A, (1-mo.
LIBOR USD at 0.15% Floor and
16.00% Cap + 0.15%), 5.34%,
11/15/36 ............... 1,111 1,084,827
Series 2006-I, Class 1A, (1-mo.
LIBOR USD at 0.14% Floor +
0.14%), 5.33%, 01/15/37 .... 577 518,547
Dewolf Park CLO Ltd., Series 2017-1A,
Class AR, (3-mo. LIBOR USD at
0.90% Floor + 0.92%), 6.18%,
10/15/30
(a)(b)
............... 10,691 10,608,342
Security
Par (000)
Par (000) Value
United States (continued)
Diameter Capital CLO 1 Ltd.
(a)(b)
Series 2021-1A, Class D, (3-mo.
LIBOR USD at 6.05% Floor +
6.05%), 11.31%, 07/15/36 .... USD 5,000 $ 4,513,124
Series 2021-1A, Class SUB, 0.00%,
07/15/36 ............... 5,000 3,665,615
Eaton Vance CLO Ltd.
(a)(b)
Series 2014-1RA, Class A2, (3-mo.
LIBOR USD + 1.49%), 6.75%,
07/15/30 ............... 1,750 1,729,998
Series 2018-1A, Class C, (3-mo.
LIBOR USD at 2.20% Floor +
2.20%), 7.46%, 10/15/30 .... 1,000 970,733
Series 2019-1A, Class ER, (3-mo.
LIBOR USD at 6.50% Floor +
6.50%), 11.76%, 04/15/31 .... 5,000 4,470,986
Education Funding Trust, Series 2020-
A, Class R, 0.00%, 07/25/41
(a)(c)
.. 75 2,339,152
EDvestinU Private Education Loan
Issue No. 3 LLC, Series 2021-A,
Class B, 3.50%, 11/25/50
(a)
..... 1,660 1,314,646
EDvestinU Private Education Loan
Issue No. 4 LLC, Series 2022-A,
Class A, 5.25%, 11/25/40
(a)
..... 7,061 6,797,096
ELFI Graduate Loan Program LLC,
Series 2020-A, Class B, 2.98%,
08/25/45
(a)(b)
............... 2,369 2,025,714
First Franklin Mortgage Loan Trust
(b)
Series 2004-FFH3, Class M3, (1-mo.
LIBOR USD at 1.05% Floor +
1.05%), 6.20%, 10/25/34 .... 2,818 2,553,069
Series 2006-FF13, Class A1, (1-mo.
LIBOR USD at 0.24% Floor +
0.24%), 5.39%, 10/25/36 .... 4,715 3,117,860
Series 2006-FF13, Class A2C, (1-
mo. LIBOR USD at 0.32% Floor +
0.32%), 5.47%, 10/25/36 .... 2,765 1,842,296
Series 2006-FF16, Class 2A4, (1-
mo. LIBOR USD at 0.42% Floor +
0.42%), 5.57%, 12/25/36 .... 5,226 2,191,698
FirstKey Homes Trust
(a)
Series 2020-SFR1, Class G, 4.78%,
08/17/37 ............... 6,572 6,142,081
Series 2021-SFR1, Class F1, 3.24%,
08/17/38 ............... 8,036 6,874,176
Series 2022-SFR1, Class E2,
5.00%, 05/17/39 .......... 5,000 4,562,722
Series 2022-SFR2, Class E1,
4.50%, 07/17/39 .......... 4,977 4,434,506
Flatiron CLO 17 Ltd., Series 2017-1A,
Class AR, (3-mo. LIBOR USD at
0.98% Floor + 0.98%), 6.30%,
05/15/30
(a)(b)
............... 6,019 5,971,522
Foundation Finance Trust
(a)
Series 2021-2A, Class A, 2.19%,
01/15/42 ............... 8,186 7,424,716
Series 2023-1A, Class A, 5.67%,
12/15/43 ............... 9,060 8,871,458
Fremont Home Loan Trust
(b)
Series 2006-3, Class 1A1, (1-mo.
LIBOR USD at 0.28% Floor +
0.28%), 5.43%, 02/25/37 .... 5,414 4,137,937
Series 2006-3, Class 2A3, (1-mo.
LIBOR USD at 0.34% Floor +
0.34%), 5.49%, 02/25/37 .... 5,418 1,819,484

2023
BlackRock Semi-Annual Report to Shareholders
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
FS Rialto Issuer LLC
(a)(b)
Series 2022-FL5, Class A, (1-mo.
CME Term SOFR at 2.30% Floor
+ 2.30%), 7.39%, 06/19/37 ... USD 9,954 $ 9,829,575
Series 2022-FL6, Class A, (1-mo.
CME Term SOFR at 2.58% Floor
+ 2.58%), 7.66%, 08/17/37 ... 24,153 24,094,244
Series 2022-FL7, Class A, (1-mo.
CME Term SOFR at 2.90% Floor
+ 2.90%), 7.99%, 10/19/39 ... 11,152 11,158,219
GAM Resecuritization Trust, Series
2018-B, Class A1, (US Prime Rate -
2.00%), 6.25%, 08/27/51
(a)(b)
.... 7,027 6,625,341
GITSIT Mortgage Loan Trust, Series
2023-NPL1, Class A1, 8.35%,
05/25/53
(a)(b)
............... 21,091 21,008,568
GoldenTree Loan Opportunities X
Ltd., Series 2015-10A, Class AR,
(3-mo. LIBOR USD at 1.12% Floor +
1.12%), 6.37%, 07/20/31
(a)(b)
.... 5,083 5,063,735
Goldman Home Improvement Trust
Issuer Trust
(a)
Series 2021-GRN2, Class B, 1.97%,
06/25/51 ............... 4,583 4,062,134
Series 2022-GRN2, Class A, 6.80%,
10/25/52 ............... 7,871 7,757,650
GoodLeap Sustainable Home Solutions
Trust
(a)
Series 2021-3CS, Class A, 2.10%,
05/20/48 ............... 17,849 13,692,520
Series 2022-3CS, Class A, 4.95%,
07/20/49 ............... 11,611 10,647,329
Series 2023-1GS, Class A, 5.52%,
02/22/55 ............... 9,971 9,488,272
Greenpoint Manufactured Housing
(b)
Series 1999-5, Class M1B, 8.29%,
12/15/29 ............... 1,105 1,096,273
Series 1999-5, Class M2, 9.23%,
12/15/29 ............... 2,780 2,421,791
Grippen Park CLO Ltd.
(a)(b)
Series 2017-1A, Class A, (3-mo.
LIBOR USD at 1.26% Floor +
1.26%), 6.51%, 01/20/30 .... 2,199 2,188,136
Series 2017-1A, Class D, (3-mo.
LIBOR USD at 3.30% Floor +
3.30%), 8.55%, 01/20/30 .... 3,950 3,795,256
GSAA Home Equity Trust
(b)
Series 2005-14, Class 1A2, (1-mo.
LIBOR USD at 0.70% Floor +
0.70%), 5.85%, 12/25/35 .... 1,962 830,331
Series 2006-4, Class 1A1, 3.63%,
03/25/36 ............... 3,834 2,745,007
Series 2007-2, Class AF3, 5.92%,
03/25/37 ............... 1,450 293,321
GSAMP Trust
(b)
Series 2007-H1, Class A1B, (1-mo.
LIBOR USD at 0.40% Floor +
0.40%), 5.55%, 01/25/47 .... 3,101 1,604,539
Series 2007-HS1, Class M6, (1-mo.
LIBOR USD at 3.38% Floor +
3.38%), 8.53%, 02/25/47 .... 3,414 3,204,337
Hipgnosis Music Assets LP, Series
2022-1, Class A, 5.00%, 05/16/62
(a)
16,232 15,103,418
Security
Par (000)
Par (000) Value
United States (continued)
Home Equity Asset Trust
(b)
Series 2006-3, Class M2, (1-mo.
LIBOR USD at 0.60% Floor +
0.60%), 5.75%, 07/25/36 .... USD 4,008 $ 3,617,970
Series 2007-1, Class 2A3, (1-mo.
LIBOR USD at 0.30% Floor +
0.30%), 5.45%, 05/25/37 .... 4,895 3,679,592
Home Equity Mortgage Loan Asset-
Backed Trust, Series 2004-A, Class
M2, (1-mo. LIBOR USD at 2.03%
Floor + 2.03%), 3.65%, 07/25/34
(b)
934 894,075
Home Equity Mortgage Trust, Series
2006-2, Class 1A1, 5.87%,
07/25/36
(b)(e)
............... 7,129 811,491
Irwin Home Equity Loan Trust, Series
2006-P1, Class 1A, (1-mo. LIBOR
USD at 0.28% Floor and 13.00%
Cap + 0.28%), 5.43%, 12/25/36
(a)(b)
77 73,955
JPMorgan Mortgage Acquisition Trust
(b)
Series 2006-CW1, Class M1, (1-mo.
LIBOR USD at 0.41% Floor +
0.41%), 5.56%, 05/25/36 .... 2,280 2,203,435
Series 2007-CH1, Class MF1,
4.59%, 11/25/36
(e)
......... 11,109 10,897,631
Kapitus Asset Securitization LLC,
Series 2022-1A, Class A, 3.38%,
07/10/28
(a)
................ 16,278 15,216,613
KeyCorp Student Loan Trust
(b)
Series 2004-A, Class 2D, (3-mo.
LIBOR USD at 1.25% Floor +
1.25%), 6.54%, 07/28/42 .... 6,870 6,387,015
Series 2005-A, Class 2C, (3-mo.
LIBOR USD at 1.30% Floor +
1.30%), 6.84%, 12/27/38 .... 12,584 11,925,298
Legacy Mortgage Asset Trust
(a)
Series 2019-SL2, Class A, 3.38%,
02/25/59
(b)
.............. 8,611 8,024,837
Series 2019-SL2, Class B, 0.00%,
02/25/59 ............... 4,387 659,325
Series 2019-SL2, Class M, 4.25%,
02/25/59
(b)
.............. 4,898 3,689,592
Lehman ABS Manufactured Housing
Contract Trust
Series 2001-B, Class M1, 6.63%,
04/15/40
(b)
.............. 7,244 7,085,895
Series 2002-A, Class C, 0.00%,
06/15/33 ............... 604 557,546
Lehman ABS Mortgage Loan Trust,
Series 2007-1, Class 2A1, (1-mo.
LIBOR USD at 0.09% Floor +
0.09%), 5.24%, 06/25/37
(a)(b)
.... 918 583,431
Lending Funding Trust, Series 2020-2A,
Class B, 3.54%, 04/21/31
(a)
..... 3,340 2,960,622
Lendmark Funding Trust
(a)
Series 2021-2A, Class C, 3.09%,
04/20/32 ............... 1,950 1,564,416
Series 2021-2A, Class D, 4.46%,
04/20/32 ............... 1,420 1,069,324
Series 2022-1A, Class A, 5.12%,
07/20/32 ............... 19,321 18,772,233
Series 2023-1A, Class A, 5.59%,
05/20/33 ............... 13,585 13,365,237
Series 2023-1A, Class D, 8.69%,
05/20/33 ............... 3,330 3,286,539
Loanpal Solar Loan Ltd., Series 2020-
3GS, Class A, 2.47%, 12/20/47
(a)
. 18,685 14,602,388

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Long Beach Mortgage Loan Trust
(b)
Series 2006-2, Class 1A, (1-mo.
LIBOR USD at 0.36% Floor +
0.36%), 5.51%, 03/25/46 .... USD —
(f)
$ 2
Series 2006-5, Class 2A3, (1-mo.
LIBOR USD at 0.30% Floor +
0.30%), 5.45%, 06/25/36 .... 8,228 3,879,660
Series 2006-7, Class 2A3, (1-mo.
LIBOR USD at 0.32% Floor +
0.32%), 5.47%, 08/25/36 .... 18,810 7,632,538
Long Point Park CLO Ltd., Series 2017-
1A, Class A2, (3-mo. LIBOR USD
at 1.38% Floor + 1.38%), 6.64%,
01/17/30
(a)(b)
............... 3,750 3,717,361
Madison Avenue Manufactured Housing
Contract Trust, Series 2002-A, Class
B2, (1-mo. LIBOR USD at 3.25%
Floor + 3.25%), 8.40%, 03/25/32
(b)
674 673,435
Mariner Finance Issuance Trust
(a)
Series 2019-AA, Class B, 3.51%,
07/20/32 ............... 5,530 5,407,926
Series 2019-AA, Class C, 4.01%,
07/20/32 ............... 4,920 4,762,202
Series 2020-AA, Class A, 2.19%,
08/21/34 ............... 17,778 17,093,791
Series 2020-AA, Class B, 3.21%,
08/21/34 ............... 2,030 1,879,416
Series 2020-AA, Class C, 4.10%,
08/21/34 ............... 2,530 2,301,940
Series 2020-AA, Class D, 5.75%,
08/21/34 ............... 3,350 2,913,795
Series 2021-AA, Class C, 2.96%,
03/20/36 ............... 1,190 1,004,309
Series 2021-AA, Class D, 3.83%,
03/20/36 ............... 1,180 979,765
Series 2021-AA, Class E, 5.40%,
03/20/36 ............... 5,040 4,026,630
Series 2021-BA, Class D, 3.42%,
11/20/36 ............... 1,130 926,488
Series 2021-BA, Class E, 4.68%,
11/20/36 ............... 2,520 1,947,120
Series 2022-AA, Class A, 6.45%,
10/20/37 ............... 18,710 18,669,863
MASTR Asset-Backed Securities Trust
(b)
Series 2006-AM2, Class A4, (1-mo.
LIBOR USD at 0.52% Floor +
0.52%), 5.67%, 06/25/36
(a)
... 3,319 2,903,029
Series 2007-HE1, Class A4, (1-mo.
LIBOR USD at 0.28% Floor +
0.28%), 5.43%, 05/25/37 .... 5,000 3,869,990
MASTR Specialized Loan Trust, Series
2006-3, Class A, (1-mo. LIBOR USD
at 0.52% Floor + 0.26%), 5.67%,
06/25/46
(a)(b)
............... 835 790,011
Mercury Financial Credit Card Master
Trust, Series 2022-1A, Class A,
2.50%, 09/21/26
(a)
........... 25,274 23,875,718
Merrill Lynch First Franklin Mortgage
Loan Trust
(b)
Series 2007-2, Class A2C, (1-mo.
LIBOR USD at 0.48% Floor +
0.48%), 5.63%, 05/25/37 .... 3,970 2,964,255
Series 2007-H1, Class 1A2, (1-mo.
LIBOR USD at 3.50% Floor +
3.50%), 8.65%, 10/25/37 .... 4,037 3,662,887
Security
Par (000)
Par (000) Value
United States (continued)
Merrill Lynch Mortgage Investors Trust
(b)
Series 2006-OPT1, Class M1, (1-
mo. LIBOR USD at 0.39% Floor +
0.26%), 5.54%, 08/25/37 .... USD 1,119 $ 907,564
Series 2006-RM3, Class A2B, (1-mo.
LIBOR USD at 0.18% Floor +
0.18%), 5.33%, 06/25/37 .... 2,804 591,658
MF1 Multifamily Housing Mortgage
Loan Trust, Series 2022-FL10, Class
A, (1-mo. CME Term SOFR at 2.64%
Floor + 2.64%), 7.71%, 09/17/37
(a)(b)
5,160 5,163,196
Mill City Solar Loan Ltd.
(a)
Series 2019-1A, Class A, 4.34%,
03/20/43 ............... 10,174 9,050,634
Series 2019-2GS, Class A, 3.69%,
07/20/43 ............... 17,321 14,785,040
Morgan Stanley ABS Capital I, Inc.
Trust
(b)
Series 2005-HE5, Class M4, (1-mo.
LIBOR USD at 0.87% Floor +
0.87%), 6.02%, 09/25/35 .... 7,459 6,063,904
Series 2007-SEA1, Class 2A1, (1-
mo. LIBOR USD at 1.90% Floor +
1.90%), 7.05%, 02/25/47
(a)
... 963 899,504
Morgan Stanley Home Equity Loan
Trust, Series 2006-3, Class A3,
(1-mo. LIBOR USD at 0.32% Floor +
0.32%), 5.47%, 04/25/36
(b)
..... 2,376 1,657,223
Mosaic Solar Loan Trust
(a)
Series 2018-2GS, Class A, 4.20%,
02/22/44 ............... 9,490 8,582,960
Series 2018-2GS, Class C, 5.97%,
02/22/44 ............... 2,045 1,710,858
Series 2019-1A, Class A, 4.37%,
12/21/43 ............... 14,191 13,025,403
Series 2022-2A, Class A, 4.38%,
01/21/53 ............... 4,060 3,755,577
Series 2022-3A, Class A, 6.10%,
06/20/53 ............... 3,463 3,454,637
Series 2023-1A, Class A, 5.32%,
06/20/53 ............... 9,923 9,546,377
Nationstar Home Equity Loan Trust,
Series 2007-B, Class M1, (1-mo.
LIBOR USD at 0.41% Floor +
0.41%), 5.56%, 04/25/37
(b)
..... 5,455 4,913,371
Navient Private Education Loan Trust
(a)
Series 2014-AA, Class B, 3.50%,
08/15/44 ............... 14,970 13,731,217
Series 2015-AA, Class B, 3.50%,
12/15/44 ............... 10,722 9,439,558
Navient Private Education Refi Loan
Trust
(a)
Series 2019-CA, Class A2, 3.13%,
02/15/68 ............... 178 167,909
Series 2020-FA, Class B, 2.69%,
07/15/69 ............... 4,310 3,557,320
Series 2021-DA, Class A, (US Prime
Rate - 1.99%), 6.26%, 04/15/60
(b)
15,574 14,546,771
Series 2021-DA, Class B, 2.61%,
04/15/60 ............... 3,100 2,769,308
Series 2021-DA, Class C, 3.48%,
04/15/60 ............... 7,980 7,005,646
Series 2021-DA, Class D, 4.00%,
04/15/60 ............... 2,550 2,279,379
Series 2023-A, Class A, 5.51%,
10/15/71 ............... 19,719 19,435,987

2023
BlackRock Semi-Annual Report to Shareholders
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Nelnet Student Loan Trust
(a)
Series 2021-A, Class B2, 2.85%,
04/20/62 ............... USD 41,500 $ 33,997,584
Series 2021-A, Class C, 3.75%,
04/20/62 ............... 3,133 2,618,507
Series 2021-A, Class D, 4.93%,
04/20/62 ............... 4,268 3,594,219
Series 2021-BA, Class B, 2.68%,
04/20/62 ............... 24,341 19,643,314
Series 2021-BA, Class C, 3.57%,
04/20/62 ............... 1,556 1,280,095
Series 2021-BA, Class D, 4.75%,
04/20/62 ............... 2,780 2,282,048
Series 2021-CA, Class B, 2.53%,
04/20/62 ............... 23,450 18,598,035
Series 2021-CA, Class C, 3.36%,
04/20/62 ............... 1,230 1,003,610
Series 2021-CA, Class D, 4.44%,
04/20/62 ............... 1,880 1,522,152
Series 2021-DA, Class B, 2.90%,
04/20/62 ............... 13,044 10,713,714
Series 2021-DA, Class C, 3.50%,
04/20/62 ............... 2,110 1,720,820
Series 2021-DA, Class D, 4.38%,
04/20/62 ............... 651 518,577
New Century Home Equity Loan Trust,
Series 2005-C, Class M2, (1-mo.
LIBOR USD at 0.68% Floor +
0.68%), 5.83%, 12/25/35
(b)
..... 3,931 3,052,203
New Residential Mortgage Loan Trust,
Series 2022-SFR2, Class F, 4.00%,
09/04/39
(a)
................ 6,607 5,367,656
Nomura Asset Acceptance Corp.
Alternative Loan Trust, Series 2006-
S5, Class A1, (1-mo. LIBOR USD
at 0.40% Floor + 0.40%), 5.55%,
10/25/36
(a)(b)
............... 102 115,672
Oakwood Mortgage Investors, Inc.
(b)
Series 2001-D, Class A2, 5.26%,
01/15/19 ............... 1,648 739,306
Series 2001-D, Class A4, 6.93%,
09/15/31 ............... 1,348 729,282
OneMain Financial Issuance Trust
(a)
Series 2019-2A, Class A, 3.14%,
10/14/36 ............... 2,415 2,184,600
Series 2019-2A, Class D, 4.05%,
10/14/36 ............... 13,070 11,086,580
Series 2020-2A, Class D, 3.45%,
09/14/35 ............... 10,930 9,275,159
Series 2021-1A, Class A2, (SOFR
30 day Average + 0.76%), 5.83%,
06/16/36
(b)
.............. 4,537 4,417,984
Series 2021-1A, Class C, 2.22%,
06/16/36 ............... 800 662,892
Series 2022-2A, Class A, 4.89%,
10/14/34 ............... 20,203 19,751,249
Series 2022-2A, Class B, 5.24%,
10/14/34 ............... 17,533 16,988,153
Series 2022-3A, Class A, 5.94%,
05/15/34 ............... 38,260 38,062,001
Series 2023-1A, Class A, 5.50%,
06/14/38 ............... 18,329 17,992,514
Series 2023-1A, Class D, 7.49%,
06/14/38 ............... 19,000 18,668,845
Security
Par (000)
Par (000) Value
United States (continued)
Oportun Issuance Trust
(a)
Series 2021-B, Class A, 1.47%,
05/08/31 ............... USD 7,520 $ 6,813,775
Series 2021-B, Class B, 1.96%,
05/08/31 ............... 1,960 1,752,597
Series 2021-C, Class B, 2.67%,
10/08/31 ............... 6,024 5,343,343
Series 2021-C, Class C, 3.61%,
10/08/31 ............... 2,325 2,037,942
Option One Mortgage Loan Trust
Series 2005-4, Class M3, (1-mo.
LIBOR USD at 0.74% Floor +
0.74%), 5.89%, 11/25/35
(b)
... 6,618 5,274,209
Series 2007-CP1, Class 2A3, (1-mo.
LIBOR USD at 0.21% Floor +
0.21%), 5.36%, 03/25/37
(b)
... 6,755 5,323,742
Series 2007-FXD1, Class 1A1,
5.87%, 01/25/37
(e)
......... 15,090 12,182,151
Series 2007-FXD1, Class 2A1,
5.87%, 01/25/37
(e)
......... 12,688 10,545,605
Series 2007-FXD2, Class 1A1,
5.82%, 03/25/37
(e)
......... 6,289 5,475,847
Origen Manufactured Housing Contract
Trust
(b)
Series 2001-A, Class M1, 7.82%,
03/15/32 ............... 2,941 2,674,587
Series 2007-B, Class A1, (1-mo.
LIBOR USD at 1.20% Floor and
18.00% Cap + 1.20%), 6.39%,
10/15/37
(a)
.............. 1,603 1,568,531
Ownit Mortgage Loan Trust, Series
2006-2, Class A2C, 6.50%,
01/25/37
(b)(e)
............... 4,512 3,873,070
Pagaya AI Debt Selection Trust, Series
2021-2, Class NOTE, 3.00%,
01/25/29
(a)
................ 3,241 3,110,794
PFS Financing Corp., Series 2022-
E,  7.00%, 10/15/26
(a)(c)
........ 25,000 25,020,000
PRET LLC
(a)
Series 2021-NPL6, Class A1, 2.49%,
07/25/51
(e)
.............. 17,076 15,765,403
Series 2021-RN4, Class A1, 2.49%,
10/25/51
(b)
.............. 11,633 10,529,566
Progress Residential Trust
(a)
Series 2020-SFR2, Class B, 2.58%,
06/17/37 ............... 950 887,800
Series 2020-SFR3, Class E, 2.30%,
10/17/27 ............... 4,710 4,226,801
Series 2020-SFR3, Class F, 2.80%,
10/17/27 ............... 8,860 7,946,662
Series 2021-SFR1, Class F, 2.76%,
04/17/38 ............... 5,100 4,405,017
Series 2021-SFR10, Class E2,
3.67%, 12/17/40 .......... 1,730 1,452,782
Series 2021-SFR10, Class F, 4.61%,
12/17/40 ............... 6,982 5,894,312
Series 2021-SFR2, Class F, 3.40%,
04/19/38 ............... 10,966 9,629,545
Series 2021-SFR3, Class F, 3.44%,
05/17/26 ............... 12,190 10,762,080
Series 2021-SFR4, Class F, 3.41%,
05/17/38 ............... 15,230 13,297,001
Series 2021-SFR5, Class F, 3.16%,
07/17/38 ............... 3,192 2,718,920
Series 2021-SFR6, Class F, 3.42%,
07/17/38 ............... 6,423 5,520,114

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-SFR9, Class F, 4.05%,
11/17/40 ............... USD 2,637 $ 2,167,529
Series 2022-SFR1, Class F, 4.88%,
02/17/41 ............... 5,383 4,586,216
Series 2022-SFR1, Class G, 5.52%,
02/17/41 ............... 5,383 4,575,208
Series 2022-SFR3, Class E1,
5.20%, 04/17/39 .......... 4,500 4,110,592
Series 2022-SFR5, Class E1,
6.62%, 06/17/39 .......... 4,054 3,896,130
RAMP Series Trust, Series 2004-RS7,
Class A2A, (1-mo. LIBOR USD at
0.62% Floor and 14.00% Cap +
0.62%), 4.41%, 07/25/34
(b)
..... 2,526 1,906,414
RASC Series Trust, Series 2006-EMX9,
Class 1A4, (1-mo. LIBOR USD at
0.24% Floor and 14.00% Cap +
0.24%), 5.63%, 11/25/36
(b)
...... 2,634 2,101,424
Ready Capital Mortgage Financing
LLC, Series 2023-FL11, Class A,
(1-mo. CME Term SOFR at 2.37%
Floor + 2.37%), 7.46%, 10/25/39
(a)(b)
12,060 12,011,006
Regional Management Issuance Trust
(a)
Series 2020-1, Class A, 2.34%,
10/15/30 ............... 9,260 8,905,504
Series 2020-1, Class B, 3.23%,
10/15/30 ............... 1,140 1,047,256
Series 2020-1, Class C, 3.80%,
10/15/30 ............... 1,500 1,336,153
Series 2021-2, Class A, 1.90%,
08/15/33 ............... 2,361 2,001,008
Series 2021-2, Class B, 2.35%,
08/15/33 ............... 560 455,111
Series 2021-2, Class C, 3.23%,
08/15/33 ............... 1,339 1,057,627
Series 2022-1, Class A, 3.07%,
03/15/32 ............... 9,895 9,170,859
Series 2022-1, Class B, 3.71%,
03/15/32 ............... 1,698 1,524,737
Series 2022-1, Class C, 4.46%,
03/15/32 ............... 1,117 971,885
Series 2022-1, Class D, 6.72%,
03/15/32 ............... 3,555 3,089,408
Series 2022-2B, Class A, 7.10%,
11/17/32 ............... 23,215 23,334,297
Republic Finance Issuance Trust
(a)
Series 2020-A, Class A, 2.47%,
11/20/30 ............... 9,180 8,818,818
Series 2020-A, Class B, 3.54%,
11/20/30 ............... 9,340 8,742,757
Series 2020-A, Class C, 4.05%,
11/20/30 ............... 2,420 2,204,842
Series 2021-A, Class A, 2.30%,
12/22/31 ............... 26,760 24,569,191
Series 2021-A, Class B, 2.80%,
12/22/31 ............... 5,960 5,311,910
Series 2021-A, Class C, 3.53%,
12/22/31 ............... 2,040 1,738,053
Series 2021-A, Class D, 5.23%,
12/22/31 ............... 2,860 2,364,209
RMIT Cash Management LLC, Series
2021-3, Class A, 3.88%, 10/17/33
(a)(c)
43,330 37,428,454
Saxon Asset Securities Trust, Series
2007-1, Class M1, (1-mo. LIBOR
USD at 0.29% Floor + 0.29%),
5.44%, 01/25/47
(b)
........... 3,226 2,846,488
Security
Par (000)
Par (000) Value
United States (continued)
Securitized Asset-Backed Receivables
LLC Trust, Series 2006-OP1, Class
M6, (1-mo. LIBOR USD at 1.01%
Floor + 1.01%), 6.16%, 10/25/35
(b)
USD 570 $ 399,967
Service Experts Issuer LLC, Series
2021-1A, Class A, 2.67%, 02/02/32
(a)
10,469 9,502,465
Sesac Finance LLC, Series 2019-1,
Class A2, 5.22%, 07/25/49
(a)
.... 20,760 19,485,426
SG Mortgage Securities Trust
(b)
Series 2006-FRE2, Class A2C, (1-
mo. LIBOR USD at 0.32% Floor +
0.32%), 5.47%, 07/25/36 .... 2,366 492,737
Series 2006-OPT2, Class A3D, (1-
mo. LIBOR USD at 0.21% Floor +
0.21%), 5.36%, 10/25/36 .... 4,623 3,169,719
Signal Peak CLO 2 LLC
(a)(b)
Series 2015-1A, Class AR2, (3-mo.
LIBOR USD at 0.98% Floor +
0.98%), 6.23%, 04/20/29 .... 1,226 1,219,341
Series 2015-1A, Class BR2, (3-mo.
LIBOR USD at 1.50% Floor +
1.50%), 6.75%, 04/20/29 .... 23,708 23,442,145
Series 2015-1A, Class CR2, (3-mo.
LIBOR USD at 1.90% Floor +
1.90%), 7.15%, 04/20/29 .... 14,000 13,634,579
Series 2015-1A, Class DR2, (3-mo.
LIBOR USD at 2.85% Floor +
2.85%), 8.10%, 04/20/29 .... 1,500 1,439,979
SLM Private Education Loan Trust,
Series 2010-C, Class A5, (1-mo.
LIBOR USD at 4.75% Floor +
4.75%), 9.94%, 10/15/41
(a)(b)
.... 22,105 23,060,154
SMB Private Education Loan Trust
(a)
Series 2015-B, Class B, 3.50%,
12/17/40 ............... 10,350 9,864,357
Series 2015-C, Class B, 3.50%,
09/15/43 ............... 6,210 5,911,133
Series 2020-A, Class B, 3.00%,
08/15/45 ............... 5,930 5,024,692
Series 2020-PTA, Class C, 3.20%,
09/15/54 ............... 4,455 3,445,445
Series 2021-A, Class C, 2.99%,
01/15/53 ............... 22,064 18,904,440
Series 2021-C, Class C, 3.00%,
01/15/53 ............... 1,330 1,155,749
Soundview Home Loan Trust, Series
2004-WMC1, Class M2, (1-mo.
LIBOR USD at 0.80% Floor +
0.80%), 5.95%, 01/25/35
(b)
..... 103 95,498
SpringCastle America Funding LLC
(a)
Series 2020-AA, Class A, 1.97%,
09/25/37 ............... 8,682 7,760,697
Series 2020-AA, Class B, 2.66%,
09/25/37 ............... 19,740 17,089,788
STAR Trust, Series 2021-SFR1, Class
F, (1-mo. LIBOR USD at 2.51% Floor
+ 2.40%), 7.61%, 04/17/38
(a)(b)
... 1,870 1,780,766
Sunrun Xanadu Issuer LLC, Series
2019-1A, Class A, 3.98%, 06/30/54
(a)
15,419 13,620,519
Tricon American Homes Trust
(a)
Series 2018-SFR1, Class E, 4.56%,
05/17/37 ............... 2,360 2,261,848
Series 2018-SFR1, Class F, 4.96%,
05/17/37 ............... 1,630 1,568,450
Series 2020-SFR1, Class F, 4.88%,
07/17/38 ............... 7,772 7,228,852

2023
BlackRock Semi-Annual Report to Shareholders
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Upstart Pass-Through Trust, Series
2020-ST6, Class A, 3.00%,
01/20/27
(a)
................ USD 1,121 $ 1,091,207
VOLT CVI LLC, Series 2021-NP12,
Class A1, 2.73%, 12/26/51
(a)(b)(e)
.. 21,375 19,140,974
Washington Mutual Asset-Backed
CertificatesTrust
(b)
Series 2006-HE4, Class 2A2, (1-mo.
LIBOR USD at 0.36% Floor +
0.36%), 5.51%, 09/25/36 .... 12,722 3,601,959
Series 2006-HE5, Class 1A, (1-mo.
LIBOR USD at 0.31% Floor +
0.16%), 4.03%, 10/25/36 .... 3,804 2,840,730
Yale Mortgage Loan Trust, Series
2007-1, Class A, (1-mo. LIBOR USD
at 0.40% Floor + 0.40%), 5.55%,
06/25/37
(a)(b)
............... 5,670 1,840,792
2,293,264,911
Total Asset-Backed Securities — 14.5%
(Cost: $5,532,941,598) ........................... 5,190,031,063
Shares
Shares
Common Stocks
Canada — 0.0%
Agnico Eagle Mines Ltd. ......... 12,769 637,607
Cameco Corp. ................ 20,358 637,594
CTC Triangle BV
(c)(g)
............ 1,318,669 14
Northern Graphite Corp.
(g)
........ 435,208 124,838
1,400,053
France — 0.1%
BNP Paribas SA .............. 135,220 8,533,187
Hermes International ........... 340 739,065
LVMH Moet Hennessy Louis Vuitton SE 4,771 4,498,635
Unibail-Rodamco-Westfield
(g)(h)
..... 14,925 787,209
14,558,096
Germany — 0.1%
ADLER Group SA
(g)
............ 432,415 249,546
ADLER Group SA
(a)(d)(g)
.......... 957,493 577,261
Caresyntax, Inc., Series C-2
(c)(g)
.... 19,753 1,780,141
Caresyntax, Inc., Series C-3
(g)
..... 6,774 828,344
Fresenius SE & Co. KGaA ........ 435,761 12,086,601
Mercedes-Benz Group AG ........ 165,378 13,311,488
Muenchener Rueckversicherungs-
Gesellschaft AG (Registered) .... 1,931 724,922
Siemens AG (Registered) ........ 4,268 711,479
30,269,782
Japan — 0.1%
Mitsubishi UFJ Financial Group, Inc. . 2,322,720 17,120,941
Mizuho Financial Group, Inc. ...... 833,040 12,733,409
Sumitomo Mitsui Financial Group, Inc. 394,640 16,914,052
46,768,402
Netherlands — 0.0%
ING Groep NV ................ 186,480 2,514,048
Shell plc .................... 181,916 5,479,894
Shell plc, ADR ................ 10,800 652,104
8,646,046
Spain — 0.0%
Banco Bilbao Vizcaya Argentaria SA . 104,510 802,919
Security
Shares
Shares Value
Sweden — 0.0%
Sandvik AB .................. 39,551 $ 772,201
Swedbank AB, Class A .......... 45,209 762,953
1,535,154
Switzerland — 0.0%
Alcon, Inc. .................. 8,915 739,610
Swisscom AG (Registered) ....... 1,101 687,179
1,426,789
United Kingdom — 0.1%
Barclays plc ................. 2,400,000 4,688,620
Genius Sports Ltd.
(g)
............ 1,345,384 8,327,927
Mobico Group plc ............. 2,543,814 3,147,396
NEW Look Retailers
(c)(g)
.......... 2,172,402 27
Rolls-Royce Holdings plc
(g)
....... 3,665,003 7,047,811
23,211,781
United States — 1.2%
Activision Blizzard, Inc.
(g)
......... 93,800 7,907,340
Adobe, Inc.
(g)
................. 1,298 634,709
Advanced Micro Devices, Inc.
(g)
.... 71,368 8,129,529
Aiven, Inc.
(c)(g)
................ 169,258 14,937,018
Alphabet, Inc., Class A
(g)
......... 50,000 5,985,000
Alphabet, Inc., Class C
(g)
......... 61,389 7,426,227
Amazon.com, Inc.
(g)
............ 50,000 6,518,000
American Express Co. .......... 3,598 626,772
Applied Materials, Inc. .......... 50,000 7,227,000
Astra Space, Inc., Class A
(g)
....... 1,048,175 386,357
Booking Holdings, Inc.
(g)
......... 236 637,278
Caesars Entertainment, Inc.
(g)
..... 50,447 2,571,284
California Resources Corp. ....... 202,930 9,190,700
Carlson Travel, Inc.
(g)
........... 17,611 73,755
Caterpillar, Inc. ............... 2,571 632,595
Chesapeake Energy Corp. ....... 140,934 11,793,357
Chubb Ltd. .................. 21,111 4,065,134
Cisco Systems, Inc. ............ 12,104 626,261
Constellation Brands, Inc., Class A .. 18,000 4,430,340
Corteva, Inc. ................. 10,940 626,862
Crown PropTech Acquisitions
(c)(g)
... 229,536 156,084
Crown PropTech Acquisitions
(g)
..... 133,068 1,361,286
Cummins, Inc. ................ 2,594 635,945
CVS Health Corp. ............. 75,000 5,184,750
Davidson Kempner Merchant Co-Invest
Fund LP, (Acquired 04/07/21, cost
$6,788,939)
(g)(i)(j)
............. —
(k)
32,486,972
Deere & Co. ................. 1,563 633,312
Delta Air Lines, Inc.
(g)
........... 289,425 13,759,264
Dexcom, Inc.
(g)
............... 4,907 630,599
DiamondRock Hospitality Co. ...... 769,114 6,160,603
Eaton Corp. plc ............... 3,157 634,873
Edwards Lifesciences Corp.
(g)
..... 6,823 643,614
Element Solutions, Inc. .......... 302,555 5,809,056
Eli Lilly & Co. ................ 13,379 6,274,483
Equinix, Inc. ................. 800 627,152
Equitrans Midstream Corp. ....... 32,689 312,507
Fanatics Holdings, Inc., Class
A, (Acquired 08/17/22, cost
$27,387,008)
(c)(g)(i)
........... 403,700 31,714,672
First Solar, Inc.
(g)
.............. 25,662 4,878,090
Ford Motor Co. ............... 343,272 5,193,705
Forestar Group, Inc.
(g)
........... 118,660 2,675,783
Freeport-McMoRan, Inc. ......... 125,967 5,038,680
General Dynamics Corp. ......... 31,482 6,773,352
General Motors Co. ............ 306,372 11,813,704
Green Plains, Inc.
(g)
............ 308,129 9,934,079
Halliburton Co. ............... 206,333 6,806,926

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
HCA Healthcare, Inc. ........... 19,543 $ 5,930,910
Informatica, Inc., Class A
(g)(l)
....... 345,173 6,385,700
Intuitive Surgical, Inc.
(g)
.......... 1,855 634,299
KINS Technology Group, Inc.
(c)(g)
.... 89,820 123,952
KLA Corp. ................... 15,390 7,464,458
Latch, Inc.
(g)
................. 715,325 994,302
Lions Gate Entertainment Corp., Class
A
(g)(l)
..................... 632,291 5,583,129
Lockheed Martin Corp. .......... 6,100 2,808,318
Lululemon Athletica, Inc.
(g)
........ 1,696 641,936
M&T Bank Corp. .............. 16,862 2,086,841
M/I Homes, Inc.
(g)
.............. 55,149 4,808,441
Marathon Petroleum Corp. ....... 50,673 5,908,472
Mastercard, Inc., Class A ......... 1,606 631,640
Meritage Homes Corp. .......... 33,050 4,702,023
Micron Technology, Inc. .......... 72,871 4,598,889
Microsoft Corp. ............... 1,844 627,956
Mr Cooper Group, Inc.
(g)
......... 112,359 5,689,860
New Look Builders, Inc.
(c)(g)
....... 8,689,610 87
Northern Trust Corp. ............ 52,789 3,913,776
Northrop Grumman Corp. ........ 19,975 9,104,605
NVIDIA Corp. ................ 9,900 4,187,898
ONEOK, Inc. ................. 10,210 630,161
Opendoor Technologies, Inc.
(g)
..... 1,367,000 5,495,340
Park Hotels & Resorts, Inc. ....... 362,883 4,652,160
Phillips 66 ................... 72,657 6,930,025
Playstudios, Inc.
(g)
............. 1,145,983 5,626,776
Proof Acquisition Corp. I
(c)(g)
....... 178,596 200,027
Rockwell Automation, Inc. ........ 16,299 5,369,706
RXO, Inc.
(g)
.................. 20,000 453,400
Salesforce, Inc.
(g)
.............. 2,984 630,400
Sarcos Technology & Robotics Corp.
(g)
443,506 142,587
Sarcos Technology & Robotics Corp.
(g)
120,943 45,958
Sarcos Technology & Robotics Corp.
(g)
5,001,793 1,608,077
Schlumberger NV ............. 79,128 3,886,767
Service Properties Trust ......... 766,304 6,659,182
ServiceNow, Inc.
(g)
............. 1,121 629,968
Snorkel AI, Inc., Series B, (Acquired
06/30/21, cost $609,993)
(c)(g)(i)
... 40,613 449,586
Sonder Holdings, Inc., Class A
(g)
.... 1,202,324 637,833
Stryker Corp. ................ 2,057 627,570
Sunstone Hotel Investors, Inc. ..... 331,117 3,350,904
Symbotic Corp., Class A
(g)
........ 83,276 3,451,790
Tesla, Inc.
(g)
.................. 28,932 7,573,530
Texas Capital Bancshares, Inc.
(g)
... 41,126 2,117,989
TransDigm Group, Inc. .......... 709 633,966
Transocean Ltd.
(g)(l)
............. 1,165,568 8,170,632
Uber Technologies, Inc.
(g)
........ 27,825 1,201,205
United Airlines Holdings, Inc.
(g)
..... 178,269 9,781,620
Valero Energy Corp. ............ 29,550 3,466,215
Walt Disney Co. (The)
(g)
......... 91,662 8,183,583
Wintrust Financial Corp. ......... 31,838 2,312,076
Xenia Hotels & Resorts, Inc. ...... 423,967 5,219,034
431,530,568
Total Common Stocks — 1.6%
(Cost: $599,686,075) ............................. 560,149,590
Security
Par (000)
Pa r (000) Value
Corporate Bonds
Argentina — 0.0%
Generacion Mediterranea SA, 9.88%
,
12/01/27
(a)(b)
............... USD 15,127 $ 11,864,622
Australia — 0.2%
AngloGold Ashanti Holdings plc, 3.75%
,
10/01/30 ................. 3,856 3,286,739
BHP Billiton Finance Ltd., (5-Year EUR
Swap Annual + 4.80%), 5.63%
,
10/22/79
(b)(d)
............... EUR 6,900 7,535,876
FMG Resources August 2006 Pty. Ltd.,
6.13%
,
04/15/32
(a)
........... USD 14,256 13,585,904
Glencore Capital Finance DAC, 1.25%
,
03/01/33
(d)
................ EUR 2,200 1,746,970
Glencore Finance Europe Ltd., 3.13%
,
03/26/26
(d)
................ GBP 8,000 9,238,509
Oceana Australian Fixed Income Trust
(c)
10.00%, 08/31/23 ........... AUD 11,165 7,447,234
10.25%, 08/31/25 ........... 20,716 13,868,963
0.00%, 03/28/26 ............ 19,039 12,160,297
Origin Energy Finance Ltd., 1.00%
,
09/17/29
(d)
................ EUR 13,500 13,580,840
Transurban Finance Co. Pty. Ltd.,
4.23%
,
04/26/33
(d)
........... 3,430 3,779,982
86,231,314
Austria — 0.1%
ams-OSRAM AG
(d)
0.00%, 03/05/25
(m)(n)
......... 15,600 13,119,581
6.00%, 07/31/25 ............ 3,214 3,121,334
2.13%, 11/03/27
(n)
........... 5,100 3,756,812
Erste Group Bank AG, (3-mo.
EURIBOR + 1.25%), 4.25%
,
05/30/30
(b)(d)
............... 5,800 6,275,670
Lenzing AG
(5-Year EUR Swap Annual +
11.21%), 5.75%
(b)(d)(o)
....... 21,300 20,482,506
46,755,903
Belgium — 0.2%
Anheuser-Busch InBev SA
(d)
9.75%, 07/30/24 ............ GBP 27,461 36,080,208
4.00%, 09/24/25 ............ 4,900 5,929,897
Anheuser-Busch InBev Worldwide, Inc.,
3.50%
,
06/01/30 ............ USD 3,425 3,184,860
Azelis Finance NV, 5.75%
,
03/15/28
(d)
EUR 3,242 3,538,109
Elia Group SA/NV, (5-Year EUR Swap
Annual + 2.42%), 2.75%
(b)(d)(o)
.... 10,000 10,802,880
KBC Group NV, (GUKG1 + 0.92%),
1.25%
,
09/21/27
(b)(d)
.......... GBP 4,900 5,215,360
Solvay Finance SA, (5-Year EUR Swap
Annual + 3.70%), 5.43%
(b)(d)(o)
.... EUR 4,172 4,541,105
Solvay SA, (5-Year EUR Swap Annual
+ 2.98%), 2.50%
(b)(d)(o)
......... 2,700 2,703,175
71,995,594
Brazil — 0.1%
Atento Luxco 1 SA
8.00%, 02/10/26
(a)
........... USD 9,252 1,456,727
8.00%, 02/10/26
(d)
........... 3,000 472,350
Banco do Brasil SA, 6.25%
,
04/18/30
(a)
2,993 2,975,042
Braskem Netherlands Finance BV
(a)
7.25%, 02/13/33 ............ 3,155 3,085,038

2023
BlackRock Semi-Annual Report to Shareholders
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Brazil (continued)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
8.22%), 8.50%, 01/23/81
(b)
... USD 1,712 $ 1,731,774
BRF SA, 4.88%
,
01/24/30
(d)
....... 3,424 2,760,600
CSN Resources SA, 5.88%
,
04/08/32
(a)
11,000 8,838,500
Embraer Netherlands Finance BV
6.95%, 01/17/28
(a)
........... 4,000 3,970,000
6.95%, 01/17/28
(d)
........... 5,000 4,962,500
Klabin Austria GmbH, 3.20%
,
01/12/31
(a)
................ 2,568 2,053,116
MC Brazil Downstream Trading SARL
7.25%, 06/30/31
(a)
........... 7,218 4,813,689
7.25%, 06/30/31
(d)
........... 4,303 2,869,526
Suzano Austria GmbH
5.00%, 01/15/30 ............ 5,000 4,666,350
3.75%, 01/15/31 ............ 2,932 2,487,216
Series DM3N, 3.13%, 01/15/32 .. 3,492 2,782,949
49,925,377
Canada — 0.6%
Air Canada Pass-Through Trust, Series
2015-2, Class B, 5.00%
,
12/15/23
(a)
5,294 5,264,467
Alimentation Couche-Tard, Inc., 1.88%
,
05/06/26
(d)
................ EUR 20,100 20,496,983
ARI FCP Investments LP, 0.00%
,
01/30/25
(b)(c)
............... USD 2,920 2,788,555
Brookfield Residential Properties, Inc.
(a)
6.25%, 09/15/27 ............ 3,900 3,582,164
5.00%, 06/15/29 ............ 2,892 2,315,707
Canadian Pacific Railway Co.
1.35%, 12/02/24 ............ 8,300 7,798,429
4.00%, 06/01/28 ............ 8,300 7,933,980
Garda World Security Corp., 7.75%
,
02/15/28
(a)
................ 1,621 1,609,039
Hammerhead Resources, Inc., Series
AI, 12.00%
,
07/10/22
(c)
........ 15,000 14,999,733
HR Ottawa LP, 11.00%
,
03/31/31
(a)
.. 99,478 96,493,660
Mattamy Group Corp.
(a)
5.25%, 12/15/27 ............ 6,229 5,804,786
4.63%, 03/01/30 ............ 7,171 6,199,289
NOVA Chemicals Corp., 4.88%
,
06/01/24
(a)
................ 3,053 2,982,720
Nutrien Ltd., 4.90%
,
03/27/28 ..... 3,992 3,915,313
Rogers Communications, Inc.
(a)
2.95%, 03/15/25 ............ 16,000 15,186,377
3.80%, 03/15/32 ............ 23,605 20,633,644
Toronto-Dominion Bank (The)
2.80%, 03/10/27 ............ 1,414 1,296,102
2.88%, 04/05/27
(d)
........... GBP 4,900 5,430,697
224,731,645
Cayman Islands — 0.0%
Pearl Holding II Ltd., 6.00%
,
(d)(o)
.... USD 3,340 37,903
Chile — 0.0%
Engie Energia Chile SA, 3.40%
,
01/28/30
(d)
................ 2,455 2,028,763
Kenbourne Invest SA
6.88%, 11/26/24
(a)
........... 10,354 8,987,065
6.88%, 11/26/24
(d)
........... 3,100 2,690,738
4.70%, 01/22/28
(a)
........... 1,288 862,728
14,569,294
Security
Par (000)
Par (000) Value
China — 0.3%
Agile Group Holdings Ltd.
(d)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
11.25%), 8.38%
(b)(o)
........ USD 700 $ 95,872
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
11.29%), 7.88%
(b)(o)
........ 901 110,336
5.75%, 01/02/25 ............ 701 210,658
China City Construction International
Co. Ltd., 5.35%
,
07/03/17
(b)(c)(d)(g)(p)
. CNY 2,990 —
China Evergrande Group, 10.00%
,
04/11/23
(b)(d)(g)(p)
............. USD 4,707 282,561
China SCE Group Holdings Ltd.
(d)
7.38%, 04/09/24 ............ 1,349 397,442
7.00%, 05/02/25 ............ 1,083 151,144
Country Garden Holdings Co. Ltd.,
2.70%
,
07/12/26
(d)
........... 1,670 510,736
Easy Tactic Ltd.
(q)
7.50%, (7.50% Cash or 7.50% PIK),
07/11/25 ............... 829 73,252
7.50%, (7.50% Cash or 7.50% PIK),
07/11/28 ............... 778 57,055
European TopSoho SARL, Series
SMCP, 4.00%
,
09/21/21
(b)(d)(g)(n)(p)
.. EUR 13,600 11,770,229
Fantasia Holdings Group Co. Ltd.
(b)(d)(g)(p)
6.95%, 12/17/21 ............ USD 3,180 190,800
11.75%, 04/17/22 ........... 10,350 621,000
7.95%, 07/05/22 ............ 5,938 383,714
11.88%, 06/01/23 ........... 3,142 188,520
9.88%, 10/19/23 ............ 3,695 221,700
Fortune Star BVI Ltd., 5.95%
,
10/19/25
(d)
................ 2,561 2,035,713
Greenland Global Investment Ltd.,
6.13%
,
04/22/25
(d)(e)
.......... 810 186,380
iQIYI, Inc., 6.50%
,
03/15/28
(d)(n)
.... 14,400 12,693,600
Jingrui Holdings Ltd., 12.00%
,
07/25/23
(b)(d)(g)(p)
............. 2,542 165,230
Knight Castle Investments Ltd., 7.99%
,
01/23/23
(d)(g)(p)
.............. 6,000 4,200,000
Luye Pharma Group Ltd., 6.25%
,
07/06/28
(d)(n)
............... 8,084 8,084,000
Modern Land China Co. Ltd.
(b)(d)(g)(p)(q)
7.00%, (7.00% Cash or 9.00% PIK),
12/30/23 ............... 399 21,954
8.00%, (8.00% Cash or 10.00%
PIK), 12/30/24 ........... 898 49,196
9.00%, (9.00% Cash or 11.00%
PIK), 12/30/25 ........... 1,497 80,844
9.00%, (9.00% Cash or 11.00%
PIK), 12/30/26 ........... 1,996 99,291
9.00%, (9.00% Cash or 11.00%
PIK), 12/30/27 ........... 2,913 159,473
New Metro Global Ltd.
(d)
6.80%, 08/05/23 ............ 550 529,375
4.50%, 05/02/26 ............ 853 336,935
Nickel Resources International
Holdings Co. Ltd., Series 1, 12.00%
,
12/12/18
(b)(d)(g)(p)
............. HKD 8,000 102,093
NXP BV
3.88%, 06/18/26 ............ USD 17,425 16,735,493
4.40%, 06/01/27 ............ 8,300 8,004,105
4.30%, 06/18/29 ............ 5,475 5,131,936
3.40%, 05/01/30 ............ 12,472 11,030,736
5.00%, 01/15/33 ............ 7,235 6,949,290
Pearl Holding III Ltd., 9.00%
,
10/22/25
(d)
2,660 818,751

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
China (continued)
Redsun Properties Group Ltd., 9.70%
,
04/16/23
(b)(d)(g)(p)
............. USD 4,244 $ 339,520
RKPF Overseas 2020 A Ltd., 5.20%
,
01/12/26
(d)
................ 2,318 1,208,258
Ronshine China Holdings Ltd.
(b)(d)(g)(p)
7.35%, 12/15/23 ............ 464 20,880
7.10%, 01/25/25 ............ 4,000 180,000
Shui On Development Holding Ltd.,
5.75%
,
11/12/23
(d)
........... 300 289,623
Sinic Holdings Group Co. Ltd., 10.50%
,
06/18/22
(b)(d)(g)(p)
............. 2,919 29,190
Yango Justice International Ltd.
(b)(g)(p)
10.25%, 09/15/22 ........... 1,207 12,070
8.25%, 11/25/23
(d)
........... 2,403 24,030
7.50%, 04/15/24
(d)
........... 2,633 26,330
7.88%, 09/04/24
(d)
........... 1,150 11,500
7.50%, 02/17/25
(d)
........... 2,628 26,280
Yanlord Land HK Co. Ltd., 6.80%
,
02/27/24
(d)
................ 1,165 1,130,050
95,977,145
Colombia — 0.2%
ABRA Global Finance, 11.50%
,
(11.50%
Cash or 11.50% PIK), 03/02/28
(a)(q)
8,496 6,754,180
AI Candelaria Spain SA
(d)
7.50%, 12/15/28 ............ 7,341 6,852,514
5.75%, 06/15/33 ............ 5,000 3,715,100
Avianca Midco 2 plc, 9.00%
,
12/01/28
(a)
15,111 12,617,442
Oleoducto Central SA, 4.00%
,
07/14/27
(d)
................ 6,049 5,303,582
Promigas SA ESP
3.75%, 10/16/29
(a)
........... 5,672 4,736,120
3.75%, 10/16/29
(d)
........... 5,000 4,175,000
SierraCol Energy Andina LLC, 6.00%
,
06/15/28
(d)
................ 8,024 5,821,412
SURA Asset Management SA, 4.88%
,
04/17/24
(d)
................ 4,442 4,375,370
54,350,720
Costa Rica — 0.0%
Liberty Costa Rica Senior Secured
Finance, 10.88%
,
01/15/31
(a)
.... 1,750 1,728,790
Cyprus — 0.1%
ASG Finance DAC, 7.88%
,
12/03/24
(a)
11,111 10,708,226
Bank of Cyprus PCL, (1-Year EUR
Swap Annual + 2.79%), 2.50%
,
06/24/27
(b)(d)
............... EUR 5,397 5,138,333
15,846,559
Czech Republic — 0.0%
Allwyn Entertainment Financing UK plc
7.25%, 04/30/30
(d)
........... 5,143 5,689,207
Denmark — 0.0%
(d)
Danske Bank A/S, (GUKG1 + 1.65%),
2.25%
,
01/14/28
(b)
........... GBP 8,000 8,491,679
Nassa Topco A/S, 2.88%
,
04/06/24 .. EUR 3,200 3,404,823
11,896,502
Dominican Republic — 0.0%
Aeropuertos Dominicanos Siglo XXI
SA, 6.75%
,
03/30/29
(a)
........ USD 2,568 2,471,417
Finland — 0.1%
Ahlstrom Holding 3 Oy
3.63%, 02/04/28
(d)
........... EUR 6,473 5,827,819
Security
Par (000)
Par (000) Value
Finland (continued)
4.88%, 02/04/28
(a)
........... USD 2,800 $ 2,318,810
OP Corporate Bank plc, 2.88%
,
12/15/25
(d)
................ EUR 7,300 7,714,074
15,860,703
France — 2.0%
Accor SA, (5-Year EUR Swap Annual +
4.56%), 4.38%
(b)(d)(o)
.......... 3,400 3,646,326
Air France-KLM
(d)
0.13%, 03/25/26
(n)
........... 10,201 1,889,042
7.25%, 05/31/26 ............ 5,900 6,607,015
8.13%, 05/31/28 ............ 3,600 4,060,901
Airbus SE, 2.38%
,
06/09/40
(d)
...... 16,700 14,376,338
Altice France SA
(d)
2.50%, 01/15/25 ............ 14,890 15,020,597
2.13%, 02/15/25 ............ 256 255,952
5.88%, 02/01/27 ............ 9,441 8,550,676
4.25%, 10/15/29 ............ 2,798 2,187,980
Arkema SA, (5-Year EUR Swap Annual
+ 1.57%), 1.50%
(b)(d)(o)
......... 2,300 2,214,863
Atos SE
(d)
0.00%, 11/06/24
(m)(n)
......... 6,600 6,300,528
1.75%, 05/07/25 ............ 300 276,250
AXA SA, 5.50%
,
07/11/43
(b)(d)
...... 4,960 5,409,126
Banque Federative du Credit Mutuel
SA
(d)
4.88%, 09/25/25 ............ GBP 21,000 25,564,048
4.00%, 11/21/29 ............ EUR 10,400 11,294,507
4.13%, 06/14/33 ............ 18,400 19,958,294
BNP Paribas SA
(5-Year USD Swap Semi + 4.15%),
6.63%
(a)(b)(o)
.............. USD 1,761 1,691,222
(5-Year USD Swap Semi + 5.15%),
7.38%
(b)(d)(o)
.............. 734 711,667
3.38%, 01/23/26
(d)
........... GBP 14,900 17,392,129
1.88%, 12/14/27
(d)
........... 4,900 5,070,812
(3-mo. EURIBOR + 1.37%), 2.75%,
07/25/28
(b)(d)
............. EUR 9,000 9,127,589
(3-mo. EURIBOR + 0.95%), 0.50%,
09/01/28
(b)(d)
............. 9,100 8,378,449
(3-mo. EURIBOR + 0.78%), 3.88%,
02/23/29
(b)(d)
............. 10,000 10,745,919
3.63%, 09/01/29
(d)
........... 8,900 9,268,827
4.13%, 05/24/33
(d)
........... 17,000 18,529,624
Series TMO, (BFRTMO - 0.25%),
0.00%
(b)(o)
............... 1,983 1,609,003
BPCE SA
(d)
(3-mo. EURIBOR + 1.60%), 4.63%,
03/02/30
(b)
.............. 16,400 17,923,776
4.00%, 11/29/32 ............ 13,200 14,182,511
(3-mo. EURIBOR + 1.83%), 4.75%,
06/14/34
(b)
.............. 5,500 6,014,612
(5-Year EUR Swap Annual +
2.50%), 5.13%, 01/25/35
(b)
... 7,600 8,024,572
Burger King France SAS, (3-mo.
EURIBOR at 4.75% Floor + 4.75%),
8.00%
,
11/01/26
(b)(d)
.......... 3,800 4,139,262
Casino Guichard Perrachon SA
(b)(g)(o)(p)
(10-Year EURIBOR ICE Swap
Rate  at 9.00% Cap + 1.00%),
4.10% ................. 11,374 130,319
(5-Year EURIBOR ICE Swap Rate +
3.82%), 3.99%
(d)
.......... 11,400 68,418
Clariane SE, (5-Year U.K. Government
Bonds Note Generic Bid Yield +
9.08%), 4.13%
(b)(d)(o)
.......... GBP 9,000 9,140,891

2023
BlackRock Semi-Annual Report to Shareholders
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
France (continued)
Credit Agricole SA
7.38%, 12/18/23 ............ GBP 2,950 $ 3,747,969
(3-mo. EURIBOR + 1.25%), 1.00%,
04/22/26
(b)(d)
............. EUR 10,000 10,226,508
(GUKG1 + 2.60%), 5.75%,
11/29/27
(b)(d)
............. GBP 13,000 15,852,944
4.88%, 10/23/29
(d)
........... 33,700 39,791,257
Eutelsat SA
(d)
2.00%, 10/02/25 ............ EUR 1,600 1,576,548
1.50%, 10/13/28 ............ 4,300 3,444,881
Forvia
(d)
7.25%, 06/15/26 ............ 3,025 3,428,789
2.75%, 02/15/27 ............ 8,652 8,539,347
3.75%, 06/15/28 ............ 8,499 8,396,518
Goldstory SASU
(d)
5.38%, 03/01/26 ............ 12,146 12,728,895
(3-mo. EURIBOR at 5.50% Floor +
5.50%), 8.97%, 03/01/26
(b)
... 2,350 2,564,320
Holding d'Infrastructures des Metiers de
l'Environnement, 0.63%
,
09/16/28
(d)
35,043 31,202,348
Iliad Holding SASU
(d)
5.13%, 10/15/26 ............ 4,419 4,601,309
5.63%, 10/15/28 ............ 300 302,808
Iliad SA
(d)
5.38%, 06/14/27 ............ 12,100 13,017,298
5.63%, 02/15/30 ............ 7,500 7,909,836
La Financiere Atalian SASU
(d)
4.00%, 05/15/24 ............ 2,808 2,259,766
5.13%, 05/15/25 ............ 8,132 6,088,558
6.63%, 05/15/25 ............ GBP 1,471 1,270,356
Lion/Polaris Lux 4 SA, (3-mo.
EURIBOR at 4.00% Floor + 4.00%),
7.53%
,
07/01/26
(b)(d)
.......... EUR 1,331 1,416,455
L'Oreal SA, 0.38%
,
03/29/24
(d)
..... 2,000 2,128,276
Loxam SAS
(d)
3.25%, 01/14/25 ............ 172 183,283
3.75%, 07/15/26 ............ 6,481 6,682,113
4.50%, 02/15/27 ............ 921 960,072
4.50%, 04/15/27 ............ 500 483,838
5.75%, 07/15/27 ............ 828 823,101
6.38%, 05/15/28 ............ 2,073 2,235,614
Orano SA, 2.75%
,
03/08/28
(d)
...... 6,300 6,320,512
Paprec Holding SA, 3.50%
,
07/01/28
(d)
4,265 4,102,659
Picard Groupe SAS, 3.88%
,
07/01/26
(d)
5,589 5,580,326
RCI Banque SA
(d)
4.13%, 12/01/25 ............ 8,108 8,749,792
4.63%, 07/13/26 ............ 4,275 4,651,585
(5-Year EUR Swap Annual +
2.85%), 2.63%, 02/18/30
(b)
... 25,400 25,723,055
Renault SA, 2.38%
,
05/25/26
(d)
..... 1,800 1,813,882
RTE Reseau de Transport d'Electricite
SADIR, 3.75%
,
07/04/35
(d)
...... 9,000 9,776,940
Sabena Technics SAS, (Acquired
10/28/22, cost $16,971,307)
(b)(c)(i)
. 17,291 18,867,939
Societe Generale SA
(5-Year USD Swap Semi + 4.30%),
7.38%
(a)(b)(o)
.............. USD 2,137 2,077,164
(5-Year USD Swap Semi + 4.30%),
7.38%
(b)(d)(o)
.............. 4,300 4,179,600
(5-Year USD Swap Semi + 4.98%),
7.88%
(a)(b)(o)
.............. 806 788,207
1.88%, 10/03/24
(d)
........... GBP 4,900 5,855,619
(5-Year USD Swap Rate + 5.87%),
8.00%
(a)(b)(o)
.............. USD 1,468 1,378,062
Security
Par (000)
Par (000) Value
France (continued)
(3-mo. EURIBOR + 1.50%), 1.13%,
04/21/26
(b)(d)
............. EUR 9,500 $ 9,710,974
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
5.39%), 9.38%
(a)(b)(o)
........ USD 3,240 3,167,100
(3-mo. EURIBOR + 1.80%), 4.25%,
12/06/30
(b)(d)
............. EUR 24,300 25,614,346
Teleperformance, 0.25%
,
11/26/27
(d)
. 4,000 3,663,735
TotalEnergies Capital Canada Ltd.,
2.13%
,
09/18/29
(d)
........... 9,400 9,309,815
TotalEnergies Capital International SA,
1.66%
,
07/22/26
(d)
........... GBP 4,900 5,483,085
TotalEnergies SE
(b)(d)(o)
(5-Year EUR Swap Annual +
1.77%), 1.75% ........... EUR 34,878 36,778,573
(5-Year EUR Swap Annual +
2.15%), 2.63% ........... 14,270 14,754,547
(5-Year EUR Swap Annual +
2.40%), 2.00% ........... 23,610 19,775,857
Unibail-Rodamco-Westfield SE, (5-
Year EUR Swap Annual + 1.68%),
2.13%
(b)(d)(o)
................ 4,500 4,122,183
Vallourec SA, 8.50%
,
06/30/26
(d)
.... 11,495 12,531,666
Veolia Environnement SA, (5-Year EUR
Swap Annual + 2.50%), 2.88%
(b)(d)(o)
11,500 12,314,062
Verallia SA, 1.88%
,
11/10/31
(d)
..... 6,600 5,787,708
724,504,045
Germany — 2.4%
ADLER Group SA, 2.00%
,
11/23/23
(d)(e)
(g)(n)(p)
.................... 4,100 4,026,528
Agps Bondco plc
(d)
6.00%, 08/05/25
(g)(p)
.......... 10,900 5,115,406
5.50%, 11/13/26
(b)(g)(p)
......... 8,700 3,607,507
5.00%, 04/27/27
(g)(p)
.......... 2,800 1,063,265
5.00%, 01/14/29
(b)
........... 8,000 2,785,616
Allianz SE, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity
+ 2.17%), 3.20%
(b)(d)(o)
......... USD 18,800 13,866,880
Aroundtown SA
(d)
(5-Year GBP Swap + 4.38%),
4.75%
(b)(o)
............... GBP 4,476 1,989,582
(5-Year EUR Swap Annual +
3.98%), 3.38%
(b)(o)
......... EUR 4,400 1,982,641
2.00%, 11/02/26 ............ 2,000 1,794,919
0.38%, 04/15/27 ............ 3,000 2,346,097
1.45%, 07/09/28 ............ 6,200 4,572,884
AT Securities BV, (5-Year USD Swap
Semi + 3.55%), 5.25%
(b)(d)(o)
..... USD 6,250 2,437,500
ATF Netherlands BV, (5-Year EUR
Swap Annual + 4.38%), 7.08%
(b)(d)(o)
EUR 13,400 6,148,585
BASF SE, 4.50%
,
03/08/35
(d)
...... 4,700 5,297,485
Bayer AG
(d)
0.05%, 01/12/25 ............ 4,400 4,509,391
4.00%, 08/26/26 ............ 16,230 17,715,701
4.63%, 05/26/33 ............ 10,740 11,888,366
(5-Year EUR Swap Annual +
2.55%), 3.75%, 07/01/74
(b)
... 2,772 2,936,446
(5-Year EURIBOR ICE Swap Rate +
2.65%), 2.38%, 11/12/79
(b)
... 64,600 65,380,885
(5-Year EUR Swap Annual +
3.75%), 4.50%, 03/25/82
(b)
... 15,000 15,435,188
Cheplapharm Arzneimittel GmbH
(d)
3.50%, 02/11/27 ............ 5,297 5,238,203
4.38%, 01/15/28 ............ 13,145 13,116,710

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Germany (continued)
Commerzbank AG
(b)(d)
(5-Year EUR Swap Annual +
6.36%), 6.13%
(o)
.......... EUR 4,400 $ 4,369,165
(3-mo. EURIBOR + 2.40%), 5.13%,
01/18/30 ............... 2,600 2,828,892
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 5.25%),
8.63%, 02/28/33 .......... GBP 7,200 8,783,818
DEMIRE Deutsche Mittelstand Real
Estate AG, 1.88%
,
10/15/24
(d)
... EUR 14,100 11,385,581
Deutsche Bahn Finance GmbH, (5-
Year EUR Swap Annual + 1.26%),
0.95%
(b)(d)(o)
................ 32,400 32,353,372
Deutsche Bank AG
(b)(d)
(5-Year EURIBOR ICE Swap Rate +
6.94%), 10.00%
(o)
......... 3,000 3,240,589
(5-Year EURIBOR ICE Swap Rate +
3.30%), 4.00%, 06/24/32 .... 12,000 11,489,286
Deutsche Lufthansa AG
(d)
1.63%, 11/16/23 ............ 2,600 2,801,945
2.00%, 07/14/24 ............ 5,300 5,628,424
2.88%, 05/16/27 ............ 3,300 3,308,526
3.75%, 02/11/28 ............ 1,900 1,953,859
3.50%, 07/14/29 ............ 3,200 3,159,180
Deutsche Telekom International
Finance BV
2.49%, 09/19/23
(a)
........... USD 4,420 4,413,231
8.88%, 11/27/28 ............ GBP 11,856 16,947,692
DIC Asset AG, 2.25%
,
09/22/26
(d)
... EUR 4,200 2,789,788
E.ON International Finance BV, 6.38%
,
06/07/32 ................. GBP 3,800 4,913,978
E.ON SE, 3.50%
,
10/26/37 ....... EUR 9,500 9,692,681
EnBW Energie Baden-Wuerttemberg
AG
(b)(d)
(5-Year EUR Swap Annual +
1.42%), 1.13%, 11/05/79 ..... 9,100 9,283,681
(5-Year EUR Swap Annual +
2.18%), 2.13%, 08/31/81 .... 22,400 17,377,042
EnBW International Finance BV
(d)
3.63%, 11/22/26 ............ 5,795 6,281,490
4.00%, 01/24/35 ............ 12,480 13,294,799
Fresenius SE & Co. KGaA
(d)
4.25%, 05/28/26 ............ 13,500 14,610,787
2.88%, 05/24/30 ............ 21,100 20,704,298
Gruenenthal GmbH
(d)
3.63%, 11/15/26 ............ 7,590 7,778,981
4.13%, 05/15/28 ............ 3,348 3,380,462
6.75%, 05/15/30 ............ 833 928,422
Heidelberg Materials AG, 3.75%
,
05/31/32
(d)
................ 24,800 25,683,654
HT Troplast GmbH, 9.25%
,
07/15/25
(d)
8,942 9,896,848
IHO Verwaltungs GmbH
(q)
3.88%, (3.88% Cash or 4.63% PIK),
05/15/27
(b)(d)
............. 2,941 2,891,522
6.00%, (6.00% Cash or 6.75% PIK),
05/15/27
(a)
.............. USD 400 376,210
8.75%, (8.75% Cash or 9.50% PIK),
05/15/28
(b)(d)
............. EUR 1,618 1,819,800
Lanxess AG, 12.25%
,
03/31/31
(b)(c)
.. 18,800 20,181,198
Mercedes-Benz Finance North America
LLC, 4.80%
,
03/30/26
(a)
....... USD 10,000 9,898,374
PCF GmbH
(d)
4.75%, 04/15/26 ............ EUR 1,566 1,309,810
(3-mo. EURIBOR at 4.75% Floor +
4.75%), 7.93%, 04/15/26
(b)
... 5,069 4,978,163
Security
Par (000)
Par (000) Value
Germany (continued)
Phoenix PIB Dutch Finance BV, 2.38%
,
08/05/25
(d)
................ EUR 2,900 $ 3,007,376
Renk AG, 5.75%
,
07/15/25
(d)
...... 10,270 11,012,749
Robert Bosch GmbH, 4.38%
,
06/02/43
(d)
................ 15,700 17,536,631
Techem Verwaltungsgesellschaft 674
mbH, 6.00%
,
07/30/26
(d)
....... 7,115 7,602,973
Techem Verwaltungsgesellschaft 675
mbH, 2.00%
,
07/15/25
(d)
....... 6,210 6,437,155
Tele Columbus AG, 3.88%
,
05/02/25
(d)
13,477 9,853,089
thyssenkrupp AG, 2.88%
,
02/22/24
(d)
. 11,148 12,011,958
TK Elevator Midco GmbH
(d)
4.38%, 07/15/27 ............ 4,225 4,114,849
(3-mo. EURIBOR at 4.75% Floor +
4.75%), 7.93%, 07/15/27
(b)
... 5,885 6,373,549
TK Elevator US Newco, Inc., 5.25%
,
07/15/27
(a)
................ USD 8,738 8,072,799
Volkswagen Bank GmbH, 4.25%
,
01/07/26
(d)
................ EUR 4,600 4,972,708
Volkswagen Financial Services NV
(d)
2.13%, 06/27/24 ............ GBP 13,500 16,423,881
1.88%, 12/03/24 ............ 2,700 3,204,291
4.25%, 10/09/25 ............ 2,100 2,513,584
5.50%, 12/07/26 ............ 26,400 32,036,004
Volkswagen International Finance NV
(d)
Series NC6, (6-Year EUR Swap
Annual + 2.97%), 3.38%
(b)(o)
... EUR 49,900 52,480,303
(5-Year EUR Swap Annual +
2.92%), 3.75%
(b)(o)
......... 1,700 1,611,306
4.25%, 02/15/28 ............ 20,000 21,592,054
(9-Year EUR Swap Annual +
3.36%), 4.38%
(b)(o)
......... 5,100 4,619,050
Volkswagen Leasing GmbH, 0.63%
,
07/19/29
(d)
................ 15,631 13,757,982
Wintershall Dea Finance 2 BV
(b)(d)(o)
Series NC5, (5-Year EUR Swap
Annual + 2.92%), 2.50% ..... 38,600 35,737,322
Series NC8, (5-Year EUR Swap
Annual + 3.32%), 3.00% ..... 5,500 4,681,248
Wintershall Dea Finance BV
(d)
0.84%, 09/25/25 ............ 10,400 10,425,440
1.33%, 09/25/28 ............ 23,600 21,601,046
1.82%, 09/25/31 ............ 10,100 8,596,915
ZF Europe Finance BV
(d)
2.00%, 02/23/26 ............ 1,300 1,289,116
2.50%, 10/23/27 ............ 1,900 1,807,486
ZF Finance GmbH
(d)
3.00%, 09/21/25 ............ 7,900 8,157,129
5.75%, 08/03/26 ............ 6,600 7,218,758
2.00%, 05/06/27 ............ 1,800 1,706,364
2.75%, 05/25/27 ............ 3,100 3,010,445
2.25%, 05/03/28 ............ 1,900 1,743,110
3.75%, 09/21/28 ............ 10,600 10,384,393
849,584,396
Greece — 0.0%
Danaos Corp., 8.50%
,
03/01/28
(a)
... USD 8,623 8,650,594
Guatemala — 0.0%
Millicom International Cellular SA
6.63%, 10/15/26
(a)
........... 4,708 4,490,065
5.13%, 01/15/28
(d)
........... 3,082 2,686,878
7,176,943

2023
BlackRock Semi-Annual Report to Shareholders
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hong Kong — 0.0%
AIA Group Ltd., 4.95%
,
04/04/33
(d)
.. USD 1,000 $ 997,680
Bank of East Asia Ltd. (The)
(b)(d)(o)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.26%), 5.88% ........... 876 798,307
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
5.53%), 5.83% ........... 800 697,320
Hongkong & Shanghai Banking Corp.
Ltd. (The), (3-mo. LIBOR USD +
0.19%), 5.46%
(b)(o)
........... 1,400 1,391,670
Link CB Ltd., 4.50%
,
12/12/27
(d)(n)
... HKD 40,000 5,172,280
Melco Resorts Finance Ltd.
5.25%, 04/26/26
(d)
........... USD 450 417,618
5.63%, 07/17/27
(d)
........... 200 179,720
5.38%, 12/04/29
(a)
........... 392 322,910
REXLot Holdings Ltd.
(b)(d)(g)(n)(p)
6.00%, 04/28/17
(c)
........... HKD 1,103 —
4.50%, 04/17/19 ............ 15,091 1,926
9,979,431
India — 0.2%
ABJA Investment Co. Pte. Ltd., 5.95%
,
07/31/24
(d)
................ USD 400 397,488
CA Magnum Holdings, 5.38%
,
10/31/26
(d)
................ 1,455 1,299,548
Continuum Energy Levanter Pte. Ltd.
4.50%, 02/09/27
(a)
........... 7,045 6,526,961
4.50%, 02/09/27
(d)
........... 827 766,002
Diamond II Ltd., 7.95%
,
07/28/26
(a)
.. 1,700 1,668,363
GMR Hyderabad International Airport
Ltd.
(d)
4.75%, 02/02/26 ............ 1,090 1,027,325
4.25%, 10/27/27 ............ 200 176,988
Greenko Dutch BV, 3.85%
,
03/29/26
(d)
244 219,053
Greenko Solar Mauritius Ltd., 5.55%
,
01/29/25
(d)
................ 200 192,706
India Green Energy Holdings, 5.38%
,
04/29/24
(a)
................ 1,712 1,673,480
India Green Power Holdings, 4.00%
,
02/22/27
(d)
................ 1,228 1,072,044
Natural Foods, 0.00%
,
10/13/29
(b)(c)
.. EUR 30,581 32,285,674
Network i2i Ltd., (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 4.27%), 5.65%
(b)(d)(o)
... USD 2,162 2,094,243
Periama Holdings LLC, 5.95%
,
04/19/26
(d)
................ 1,500 1,439,175
REC Ltd.
(d)
3.88%, 07/07/27 ............ 1,000 931,360
5.63%, 04/11/28 ............ 1,000 988,620
TML Holdings Pte. Ltd., 4.35%
,
06/09/26
(d)
................ 799 744,197
Vedanta Resources Finance II plc,
8.95%
,
03/11/25
(a)
........... 16,522 12,468,988
Vedanta Resources Ltd., 6.13%
,
08/09/24
(a)
................ 5,000 3,741,450
Videocon Industries Ltd., 2.84%
,
12/31/20
(b)(c)(d)(e)(g)(n)(p)
.......... 735 —
69,713,665
Indonesia — 0.1%
(d)
Freeport Indonesia PT, 4.76%
,
04/14/27 7,722 7,434,587
LLPL Capital Pte. Ltd., 6.88%
,
02/04/39 1,654 1,489,921
Minejesa Capital BV, 4.63%
,
08/10/30 2,000 1,788,480
Security
Par (000)
Par (000) Value
Indonesia (continued)
Pertamina Geothermal Energy PT,
5.15%
,
04/27/28 ............ USD 850 $ 844,781
Star Energy Geothermal Darajat II,
4.85%
,
10/14/38 ............ 2,700 2,435,400
Theta Capital Pte. Ltd., 8.13%
,
01/22/25 ................. 1,763 1,465,459
15,458,628
Ireland — 0.1%
AerCap Ireland Capital DAC, 5.75%
,
06/06/28 ................. 6,271 6,219,126
Bank of Ireland Group plc, (5-Year EUR
Swap Annual + 7.92%), 7.50%
(b)(d)(o)
EUR 8,629 9,216,534
15,435,660
Israel — 0.1%
Bank Leumi Le-Israel BM, (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 3.47%), 7.13%
,
07/18/33
(a)(b)(d)
.............. USD 1,944 1,919,991
Energean Israel Finance Ltd., 8.50%
,
09/30/33
(a)(d)
............... 8,232 8,210,803
Leviathan Bond Ltd., 6.75%
,
06/30/30
(a)
(d)
...................... 6,336 5,879,156
Teva Pharmaceutical Finance
Netherlands II BV
4.50%, 03/01/25 ............ EUR 2,192 2,360,816
1.88%, 03/31/27
(d)
........... 2,710 2,510,947
3.75%, 05/09/27 ............ 4,876 4,798,093
7.38%, 09/15/29 ............ 15,016 16,716,937
4.38%, 05/09/30 ............ 4,764 4,423,332
7.88%, 09/15/31 ............ 1,859 2,096,010
Teva Pharmaceutical Finance
Netherlands III BV, 8.13%
,
09/15/31 USD 2,055 2,140,796
51,056,881
Italy — 1.0%
ASTM SpA
(d)
1.50%, 01/25/30 ............ EUR 2,600 2,300,712
2.38%, 11/25/33 ............ 2,075 1,765,636
Azzurra Aeroporti SpA
(d)
2.13%, 05/30/24 ............ 34,021 35,894,549
2.63%, 05/30/27 ............ 6,972 6,817,056
Banco BPM SpA
(b)(d)
(3-mo. EURIBOR + 2.80%), 6.00%,
06/14/28 ............... 16,225 17,581,424
(5-Year EUR Swap Annual +
5.42%), 5.00%, 09/14/30 .... 1,017 1,084,781
(5-Year EUR Swap Annual +
3.80%), 3.25%, 01/14/31 .... 10,600 10,490,437
(5-Year EUR Swap Annual +
3.17%), 2.88%, 06/29/31 .... 9,065 8,632,234
(5-Year EUR Swap Annual +
3.40%), 3.38%, 01/19/32 .... 6,650 6,307,420
CA Auto Bank SpA, 0.00%
,
04/16/24
(d)
9,300 9,818,061
Castor SpA, (3-mo. EURIBOR at 5.25%
Floor + 5.25%), 8.78%
,
02/15/29
(b)(d)
3,600 3,653,337
Cedacri Mergeco SpA
(b)(d)
(3-mo. EURIBOR at 4.63% Floor +
4.63%), 7.95%, 05/15/28 .... 2,993 3,093,434
8.88%, 05/15/28 ............ 6,700 7,018,598
doValue SpA, 3.38%
,
07/31/26
(d)
... 5,313 4,869,776
Enel SpA, (5-Year EUR Swap Annual +
3.49%), 6.38%
(b)(d)(o)
.......... 4,400 4,830,606
Engineering - Ingegneria Informatica -
SpA, 11.13%
,
05/15/28
(d)
....... 11,844 12,963,979

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Italy (continued)
Eni SpA
(d)
Series NC5., (5-Year EUR Swap
Annual + 3.17%), 2.63%
(b)(o)
... EUR 34,200 $ 34,370,239
4.25%, 05/19/33 ............ 14,230 15,382,125
Fiber Bidco SpA, 11.00%
,
10/25/27
(d)
2,500 2,913,504
IMA Industria Macchine Automatiche
SpA, 3.75%
,
01/15/28
(d)
....... 5,570 5,318,236
Infrastrutture Wireless Italiane SpA,
1.63%
,
10/21/28
(d)
........... 12,305 11,764,309
Inter Media & Communication SpA,
6.75%
,
02/09/27
(d)
........... 1,121 1,181,814
Intesa Sanpaolo SpA
(d)
(5-Year EUR Swap Annual +
7.19%), 7.75%
(b)(o)
......... 1,100 1,157,709
(5-Year EUR Swap Annual +
5.75%), 5.88%, 03/04/29
(b)
... 1,100 1,201,820
5.15%, 06/10/30 ............ GBP 15,675 16,039,431
Lottomatica SpA
(d)
5.13%, 07/15/25 ............ EUR 12,174 13,438,845
(3-mo. EURIBOR + 4.13%), 7.59%,
06/01/28
(b)
.............. 11,453 12,544,379
Nexi SpA, 0.00%
,
02/24/28
(d)(m)(n)
.... 17,100 14,034,342
Rekeep SpA, 7.25%
,
02/01/26
(d)
.... 10,587 10,799,194
Rossini SARL
(d)
6.75%, 10/30/25 ............ 16,710 18,348,461
(3-mo. EURIBOR at 3.88% Floor +
3.88%), 7.13%, 10/30/25
(b)
... 1,558 1,695,840
Telecom Italia SpA
(d)
4.00%, 04/11/24 ............ 4,677 5,031,072
2.75%, 04/15/25 ............ 1,975 2,031,200
3.00%, 09/30/25 ............ 600 616,419
2.88%, 01/28/26 ............ 1,100 1,115,172
2.38%, 10/12/27 ............ 1,375 1,275,340
6.88%, 02/15/28 ............ 17,983 19,511,198
1.63%, 01/18/29 ............ 16,919 14,125,286
UniCredit SpA
(b)
(5-Year EUR Swap Annual +
4.93%), 5.38%
(d)(o)
......... 2,200 2,191,275
(3-mo. EURIBOR + 1.90%), 4.80%,
01/17/29
(d)
.............. 9,441 10,301,607
(3-mo. EURIBOR + 1.60%), 4.45%,
02/16/29
(d)
.............. 8,025 8,480,898
(5-Year EURIBOR ICE Swap Rate +
4.74%), 4.88%, 02/20/29
(d)
... 800 866,736
(5-Year EUR Swap Annual +
2.40%), 2.00%, 09/23/29
(d)
... 200 205,681
(5-Year EUR Swap Annual +
2.80%), 2.73%, 01/15/32
(d)
... 800 761,398
(5-Year USD Swap Rate + 4.91%),
7.30%, 04/02/34
(a)
......... USD 7,500 7,066,683
370,892,253
Jamaica — 0.0%
(a)
Digicel Group Holdings Ltd., 8.00%
,
(8.00% Cash or 8.00% PIK),
04/01/25
(q)
................ 5,084 2,172,778
Digicel International Finance Ltd.
8.75%, 05/25/24 ............ 4,843 4,445,696
13.00%, (13.00% Cash or 13.00%
PIK), 12/31/25
(q)
.......... 2,946 2,023,882
8.00%, 12/31/26 ............ 1,933 402,223
9,044,579
Japan — 0.5%
East Japan Railway Co.
(d)
2.61%, 09/08/25 ............ EUR 22,730 24,102,689
Security
Par (000)
Par (000) Value
Japan (continued)
4.11%, 02/22/43 ............ EUR 25,100 $ 27,599,304
Mizuho Financial Group, Inc., (1-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 1.25%),
3.26%
,
05/22/30
(b)
........... USD 15,000 13,231,654
Nissan Motor Co. Ltd.
(d)
2.65%, 03/17/26 ............ EUR 3,940 4,018,745
3.20%, 09/17/28 ............ 6,160 6,023,398
Rakuten Group, Inc., 10.25%
,
11/30/24
(a)
................ USD 4,265 4,200,977
SoftBank Group Corp.
(d)
(5-Year USD Swap Rate + 4.23%),
6.00%
(b)(o)
............... 3,400 3,391,500
2.13%, 07/06/24 ............ EUR 19,951 20,954,136
4.50%, 04/20/25 ............ 689 735,877
4.75%, 07/30/25 ............ 5,081 5,434,331
3.13%, 09/19/25 ............ 6,570 6,721,110
4.00%, 07/06/26 ............ USD 2,879 2,602,040
4.00%, 09/19/29 ............ EUR 645 588,566
3.88%, 07/06/32 ............ 7,787 6,425,988
Sumitomo Mitsui Financial Group, Inc.,
2.47%
,
01/14/29 ............ USD 10,164 8,667,025
Takeda Pharmaceutical Co. Ltd.,
2.05%
,
03/31/30 ............ 22,529 18,722,741
Tokyu Corp.
(d)(m)(n)
0.00%, 09/29/28 ............ JPY 410,000 2,913,857
0.00%, 09/30/30 ............ 410,000 2,912,436
159,246,374
Kuwait — 0.0%
Ahli United Sukuk Ltd., (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 3.01%), 3.88%
(b)
(d)(o)
..................... USD 1,551 1,405,594
MEGlobal BV
4.25%, 11/03/26
(d)
........... 2,264 2,169,432
2.63%, 04/28/28
(a)
........... 2,452 2,134,711
2.63%, 04/28/28
(d)
........... 2,243 1,952,756
MEGlobal Canada ULC, 5.88%
,
05/18/30
(d)
................ 1,500 1,512,210
9,174,703
Luxembourg — 0.6%
Adler Financing SARL, 12.50%
,
(12.50% Cash or 12.50% PIK),
06/30/25
(q)
................ EUR 25,425 28,344,489
Altice Financing SA
(d)
2.25%, 01/15/25 ............ 17,740 18,002,836
3.00%, 01/15/28 ............ 2,851 2,397,096
4.25%, 08/15/29 ............ 8,659 7,231,110
Cidron Aida Finco SARL, 6.25%
,
04/01/28
(d)
................ GBP 12,710 14,031,173
Cullinan Holdco SCSp
(d)
4.63%, 10/15/26 ............ EUR 7,745 7,131,751
(3-mo. EURIBOR at 4.75% Floor +
4.75%), 7.93%, 10/15/26
(b)
... 3,100 3,209,646
Garfunkelux Holdco 3 SA
(d)
6.75%, 11/01/25 ............ 17,134 13,648,533
7.75%, 11/01/25 ............ GBP 12,479 11,315,708
Herens Midco SARL, 5.25%
,
05/15/29
(d)
EUR 3,310 2,065,991
INEOS Finance plc, 6.63%
,
05/15/28
(d)
6,540 6,999,114
Kleopatra Holdings 2 SCA, 6.50%
,
09/01/26
(d)
................ 4,529 3,172,793
Monitchem HoldCo 3 SA, 8.75%
,
05/01/28
(d)
................ 2,625 2,826,447

2023
BlackRock Semi-Annual Report to Shareholders
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Luxembourg (continued)
SES SA
(b)(d)(o)
(5-Year EUR Swap Annual +
5.40%), 5.63% ........... EUR 8,300 $ 8,957,334
(5-Year EUR Swap Annual +
3.19%), 2.88% ........... 56,774 52,426,701
Summer BC Holdco B SARL, 5.75%
,
10/31/26
(d)
................ 15,754 15,278,292
Vivion Investments SARL, 3.50%
,
11/01/25
(d)
................ 11,800 8,781,541
205,820,555
Macau — 0.0%
Champion Path Holdings Ltd., 4.85%
,
01/27/28
(d)
................ USD 1,150 931,730
MGM China Holdings Ltd.
5.38%, 05/15/24
(a)
........... 327 322,602
5.88%, 05/15/26
(a)
........... 327 311,356
5.88%, 05/15/26
(d)
........... 350 333,256
4.75%, 02/01/27
(d)
........... 1,466 1,321,233
Sands China Ltd.
(b)(e)
4.30%, 01/08/26 ............ 1,090 1,019,477
4.88%, 06/18/30 ............ 1,750 1,544,655
Studio City Finance Ltd., 5.00%
,
01/15/29
(a)
................ 3,100 2,300,789
Wynn Macau Ltd.
4.88%, 10/01/24
(a)
........... 747 725,367
4.88%, 10/01/24
(d)
........... 200 194,208
5.50%, 01/15/26
(d)
........... 1,700 1,575,688
5.50%, 10/01/27
(a)
........... 327 289,599
5.50%, 10/01/27
(d)
........... 200 177,125
5.13%, 12/15/29
(a)
........... 435 362,137
11,409,222
Malaysia — 0.0%
(d)
Khazanah Capital Ltd., 4.88%
,
06/01/33 3,540 3,519,539
Khazanah Global Sukuk Bhd., 4.69%
,
06/01/28 ................. 3,570 3,529,159
TNB Global Ventures Capital Bhd.,
4.85%
,
11/01/28 ............ 1,250 1,226,650
8,275,348
Mexico — 0.2%
Axtel SAB de CV
6.38%, 11/14/24
(a)
........... 10,148 10,261,658
6.38%, 11/14/24
(d)
........... 4,907 4,961,958
Banco Mercantil del Norte SA
(b)(o)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.64%), 5.88%
(a)
.......... 6,916 5,848,342
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.64%), 5.88%
(d)
.......... 3,883 3,283,562
(10-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
5.03%), 6.63%
(a)
.......... 1,432 1,099,060
(10-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
5.03%), 6.63%
(d)
.......... 998 765,965
Braskem Idesa SAPI, 6.99%
,
02/20/32
(a)
................ 3,616 2,314,240
Cemex SAB de CV, 3.13%
,
03/19/26
(d)
EUR 3,223 3,372,075
Food Service Project SA, 5.50%
,
01/21/27
(d)
................ 3,472 3,592,357
Gruma SAB de CV, 4.88%
,
12/01/24
(d)
USD 7,000 6,896,190
Grupo Bimbo SAB de CV, 3.88%
,
06/27/24
(d)
................ 6,000 5,877,120
Security
Par (000)
Par (000) Value
Mexico (continued)
Grupo Posadas SAB de CV, 5.00%
,
12/30/27
(b)(d)(e)
.............. USD 11,058 $ 9,520,593
Metalsa SA de CV, 3.75%
,
05/04/31
(d)
5,000 3,923,150
Mexico City Airport Trust, 4.25%
,
10/31/26
(d)
................ 4,179 4,014,682
Nemak SAB de CV, 3.63%
,
06/28/31
(d)
5,000 3,881,750
Tierra Mojada Luxembourg II SARL,
5.75%
,
12/01/40
(d)
........... 3,586 3,053,682
Trust Fibra Uno, 4.87%
,
01/15/30
(d)
.. 3,130 2,746,575
75,412,959
Morocco — 0.0%
Vivo Energy Investments BV, 5.13%
,
09/24/27
(a)
................ 4,729 4,260,640
Netherlands — 0.9%
ABN AMRO Bank NV
(d)
3.75%, 04/20/25 ............ EUR 4,800 5,190,137
5.25%, 05/26/26 ............ GBP 5,600 6,875,910
4.38%, 10/20/28 ............ EUR 53,100 57,461,796
Cooperatieve Rabobank UA
(d)
1.25%, 01/14/25 ............ GBP 3,300 3,873,674
(GUKG1 + 1.05%), 1.88%,
07/12/28
(b)
.............. 4,900 5,207,773
4.23%, 04/25/29
(b)
........... EUR 8,200 8,838,820
4.00%, 01/10/30 ............ 38,500 41,168,035
ING Groep NV
(d)
3.00%, 02/18/26 ............ GBP 13,900 16,036,515
(3-mo. EURIBOR + 0.85%), 1.25%,
02/16/27
(b)
.............. EUR 27,400 27,354,964
(3-mo. EURIBOR + 1.85%), 4.88%,
11/14/27
(b)
.............. 12,000 13,181,739
(3-mo. EURIBOR + 0.68%), 0.25%,
02/18/29
(b)
.............. 5,000 4,465,485
(5-Year EUR Swap Annual +
1.15%), 1.00%, 11/16/32
(b)
... 5,000 4,505,565
JDE Peet's NV, 0.00%
,
01/16/26
(d)
.. 10,100 9,917,311
Koninklijke KPN NV, (5-Year EUR Swap
Annual + 2.34%), 2.00%
(b)(d)(o)
.... 6,200 6,374,330
OCI NV, 3.63%
,
10/15/25
(d)
....... 3,155 3,333,240
Q-Park Holding I BV
(d)
1.50%, 03/01/25 ............ 2,614 2,728,871
(3-mo. EURIBOR at 2.00% Floor +
2.00%), 5.47%, 03/01/26
(b)
... 3,412 3,568,477
2.00%, 03/01/27 ............ 1,488 1,382,179
Summer BidCo BV
(d)(q)
9.00%, (9.00% Cash or 9.75% PIK),
11/15/25
(b)
.............. 9,186 8,672,227
9.00%, (9.00% Cash or 9.75% PIK),
11/15/25 ............... 2,222 2,105,784
Trivium Packaging Finance BV
3.75%, 08/15/26
(d)(e)
.......... 3,187 3,202,343
5.50%, 08/15/26
(a)(e)
.......... USD 4,128 3,963,517
(3-mo. EURIBOR at 3.75% Floor +
3.75%), 7.07%, 08/15/26
(b)(d)
.. EUR 1,483 1,589,930
Universal Music Group NV
(d)
3.00%, 06/30/27 ............ 10,100 10,643,514
4.00%, 06/13/31 ............ 10,030 10,901,456
Viterra Finance BV
(d)
0.38%, 09/24/25 ............ 13,300 13,228,418
1.00%, 09/24/28 ............ 17,937 16,455,916
VZ Vendor Financing II BV, 2.88%
,
01/15/29
(d)
................ 13,200 11,053,334
Ziggo BV, 2.88%
,
01/15/30
(d)
...... 451 395,551
303,676,811

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Nigeria — 0.0%
IHS Holding Ltd.
5.63%, 11/29/26
(d)
........... USD 5,114 $ 4,454,959
6.25%, 11/29/28
(a)
........... 4,318 3,538,860
7,993,819
Norway — 0.0%
Var Energi ASA, 5.50%
,
05/04/29
(d)
.. EUR 3,540 3,844,229
Oman — 0.0%
Oryx Funding Ltd., 5.80%
,
02/03/31
(a)
USD 1,712 1,643,742
Paraguay — 0.0%
Frigorifico Concepcion SA, 7.70%
,
07/21/28
(a)
................ 6,083 4,752,526
Peru — 0.0%
Inkia Energy Ltd., 5.88%
,
11/09/27
(d)
. 1,190 1,130,095
Intercorp Peru Ltd., 3.88%
,
08/15/29
(a)
1,767 1,498,805
2,628,900
Portugal — 0.1%
(b)(d)
Banco Espirito Santo SA
(g)(p)
2.63%, 05/08/17 ............ EUR 6,100 1,530,954
4.75%, 01/15/18 ............ 15,500 3,890,128
4.00%, 01/21/23 ............ 19,000 4,768,544
EDP - Energias de Portugal SA, (5-Year
EUR Swap Annual + 1.84%), 1.70%
,
07/20/80 ................. 13,200 13,139,903
23,329,529
Romania — 0.0%
RCS & RDS SA, 2.50%
,
02/05/25
(d)
.. 8,500 8,815,892
Saudi Arabia — 0.2%
EIG Pearl Holdings SARL
(a)
3.55%, 08/31/36 ............ USD 2,091 1,778,626
4.39%, 11/30/46 ............ 29,714 23,214,062
Gaci First Investment Co.
(d)
5.00%, 10/13/27 ............ 15,778 15,675,443
4.75%, 02/14/30 ............ 13,940 13,670,958
54,339,089
Singapore — 0.1%
DBS Group Holdings Ltd., (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 1.92%), 3.30%
(b)
(d)(o)
..................... 1,332 1,259,419
Puma International Financing SA
5.13%, 10/06/24
(a)
........... 10,424 10,111,280
5.00%, 01/24/26
(d)
........... 9,000 8,124,750
Straits Trading Co. Ltd., 3.25%
,
02/13/28
(d)(n)
............... SGD 17,000 11,387,543
30,882,992
Slovenia — 0.1%
United Group BV
(d)
4.88%, 07/01/24 ............ EUR 10,573 11,420,270
4.00%, 11/15/27 ............ 4,978 4,441,676
4.63%, 08/15/28 ............ 2,108 1,847,100
(3-mo. EURIBOR at 4.88% Floor +
4.88%), 8.12%, 02/01/29
(b)
... 2,684 2,679,835
20,388,881
South Africa — 0.3%
Anglo American Capital plc
(d)
1.63%, 09/18/25 ............ 11,800 12,186,255
4.50%, 09/15/28 ............ 3,360 3,676,119
5.00%, 03/15/31 ............ 20,030 22,341,648
Security
Par (000)
Par (000) Value
South Africa (continued)
4.75%, 09/21/32 ............ EUR 16,250 $ 17,844,776
Liquid Telecommunications Financing
plc, 5.50%
,
09/04/26
(a)
........ USD 5,749 3,187,246
Sasol Financing USA LLC
5.88%, 03/27/24 ............ 15,000 14,760,750
4.38%, 09/18/26 ............ 856 758,450
6.50%, 09/27/28 ............ 3,607 3,226,461
8.75%, 05/03/29
(a)
........... 8,003 7,802,925
5.50%, 03/18/31 ............ 1,701 1,335,013
Stillwater Mining Co., 4.00%
,
11/16/26
(d)
3,424 3,039,005
90,158,648
South Korea — 0.0%
Kookmin Bank, (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 2.64%), 4.35%
(b)(d)(o)
... 1,000 970,770
POSCO
5.63%, 01/17/26
(a)
........... 1,241 1,235,763
5.63%, 01/17/26
(d)
........... 200 199,156
5.75%, 01/17/28
(a)
........... 1,340 1,359,403
5.75%, 01/17/28
(d)
........... 200 202,896
5.88%, 01/17/33
(a)
........... 360 378,817
Shinhan Bank Co. Ltd., 4.50%
,
04/12/28
(d)
................ 1,000 978,090
SK Broadband Co. Ltd., 4.88%
,
06/28/28
(d)
................ 570 563,662
SK Hynix, Inc.
6.25%, 01/17/26
(d)
........... 800 798,712
6.38%, 01/17/28
(a)
........... 5,745 5,768,152
6.38%, 01/17/28
(d)
........... 350 351,411
6.50%, 01/17/33
(d)
........... 500 505,160
SK On Co. Ltd., 5.38%
,
05/11/26
(d)
.. 645 640,485
13,952,477
Spain — 1.2%
Abertis Infraestructuras Finance BV,
(5-Year EUR Swap Annual + 3.69%),
3.25%
(b)(d)(o)
................ EUR 9,900 9,684,242
Banco Bilbao Vizcaya Argentaria SA,
(5-Year EUR Swap Annual + 6.04%),
6.00%
(b)(d)(o)
................ 5,600 5,906,402
Banco de Sabadell SA
(b)(d)
(1-Year EUR Swap Annual +
2.20%), 2.63%, 03/24/26 .... 5,200 5,391,447
(1-Year EUR Swap Annual +
2.40%), 5.25%, 02/07/29 .... 5,200 5,553,765
(5-Year EUR Swap Annual +
2.20%), 2.00%, 01/17/30 .... 4,500 4,470,330
(5-Year EUR Swap Annual +
2.95%), 2.50%, 04/15/31 .... 7,200 6,864,739
Banco Santander SA
(d)
(3-mo. EURIBOR + 0.55%), 3.73%,
01/16/25
(b)
.............. 1,000 1,093,055
(5-Year EUR Swap Annual +
4.53%), 4.38%
(b)(o)
......... 4,600 4,192,805
3.75%, 01/16/26 ............ 4,800 5,156,690
(1-Year EUR Swap Annual +
1.05%), 3.63%, 09/27/26
(b)
... 39,200 41,972,794
(GUKG1 + 1.80%), 3.13%,
10/06/26
(b)
.............. GBP 10,800 12,417,918
3.88%, 01/16/28 ............ EUR 11,500 12,324,804
(GUKG1 + 2.50%), 4.75%,
08/30/28
(b)
.............. GBP 16,200 19,030,530
Bankinter SA, 4.38%
,
05/03/30
(b)(d)
.. EUR 3,500 3,783,034

2023
BlackRock Semi-Annual Report to Shareholders
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Spain (continued)
CaixaBank SA
(b)(d)
(5-Year EUR Swap Annual +
6.22%), 6.38%
(o)
.......... EUR 5,000 $ 5,401,440
(5-Year EUR Swap Annual +
6.50%), 6.75%
(o)
.......... 3,000 3,167,044
(3-mo. EURIBOR + 0.80%), 1.63%,
04/13/26 ............... 7,200 7,418,585
Cellnex Finance Co. SA
1.00%, 09/15/27
(d)
........... 4,700 4,404,568
1.50%, 06/08/28
(d)
........... 6,700 6,240,909
2.00%, 02/15/33
(d)
........... 13,800 11,692,731
3.88%, 07/07/41
(a)
........... USD 600 439,619
Cellnex Telecom SA
(d)
1.88%, 06/26/29 ............ EUR 3,400 3,131,167
1.75%, 10/23/30 ............ 8,000 7,034,189
0.75%, 11/20/31
(n)
........... 23,600 20,538,535
Cirsa Finance International SARL
(d)
6.25%, 12/20/23 ............ 1,092 1,186,231
4.75%, 05/22/25 ............ 6,370 6,836,531
Grupo Antolin-Irausa SA, 3.50%
,
04/30/28
(d)
................ 3,013 2,389,168
Iberdrola Finanzas SA, 7.38%
,
01/29/24 ................. GBP 2,900 3,702,129
Kaixo Bondco Telecom SA, 5.13%
,
09/30/29
(d)
................ EUR 3,163 2,991,565
Lorca Telecom Bondco SA, 4.00%
,
09/18/27
(d)
................ 9,756 9,700,937
Naturgy Finance BV
(b)(d)(o)
(9-Year EUR Swap Annual +
3.08%), 3.38% ........... 3,700 3,918,973
(5-Year EUR Swap Annual +
2.44%), 2.37% ........... 5,200 4,983,458
Repsol International Finance BV
(b)(d)(o)
(5-Year EUR Swap Annual +
4.00%), 3.75% ........... 2,029 2,067,586
(5-Year EUR Swap Annual +
2.77%), 2.50% ........... 31,425 29,799,913
(5-Year EUR Swap Annual +
4.41%), 4.25% ........... 9,700 9,514,554
Telefonica Emisiones SA, 5.38%
,
02/02/26
(d)
................ GBP 30,537 37,587,893
Telefonica Europe BV
(b)(d)(o)
Series NC5, (5-Year EUR Swap
Annual + 2.45%), 3.00% ..... EUR 11,700 12,619,019
(10-Year EUR Swap Annual +
4.30%), 5.88% ........... 17,800 19,428,216
(6-Year EUR Swap Annual +
4.11%), 4.38% ........... 35,600 37,875,552
(8-Year EUR Swap Annual +
2.97%), 3.88% ........... 5,600 5,641,417
(8-Year EUR Swap Annual +
2.62%), 2.38% ........... 5,000 4,282,960
(7-Year EUR Swap Annual +
3.35%), 6.14% ........... 14,800 15,564,331
417,401,775
Sweden — 0.3%
Fastighets AB Balder, (5-Year EUR
Swap Annual + 3.19%), 2.87%
,
06/02/81
(b)(d)
............... 2,225 1,516,964
Heimstaden Bostad AB
(b)(d)(o)
(5-Year EUR Swap Annual +
3.67%), 3.25% ........... 3,300 2,137,947
(5-Year EUR Swap Annual +
3.15%), 2.63% ........... 9,577 4,840,636
Security
Par (000)
Par (000) Value
Sweden (continued)
Intrum AB
(d)
4.88%, 08/15/25 ............ EUR 10,541 $ 9,497,251
9.25%, 03/15/28 ............ 946 869,434
Samhallsbyggnadsbolaget i Norden
AB
(b)(d)(o)
(5-Year EUR Swap Annual +
3.23%), 2.63% ........... 499 103,457
(5-Year EUR Swap Annual +
3.22%), 2.88% ........... 2,400 500,782
SBB Treasury OYJ
(3-mo. EURIBOR + 0.55%), 3.83%,
02/08/24
(b)
.............. 2,600 2,512,440
0.75%, 12/14/28
(d)
........... 4,600 2,980,640
1.13%, 11/26/29
(d)
........... 2,400 1,513,661
Stena International SA
7.25%, 02/15/28
(d)
........... 6,475 7,217,231
Swedbank AB, (GUKG1 + 1.00%),
1.38%
,
12/08/27
(b)(d)
.......... GBP 4,900 5,161,555
Verisure Holding AB
(d)
3.88%, 07/15/26 ............ EUR 5,079 5,195,573
3.25%, 02/15/27 ............ 5,143 4,980,182
9.25%, 10/15/27 ............ 1,230 1,426,062
7.13%, 02/01/28 ............ 1,800 1,967,102
Volvo Treasury AB
(d)
2.63%, 02/20/26 ............ 10,134 10,679,565
4.75%, 06/15/26 ............ GBP 13,460 16,325,986
3.63%, 05/25/27 ............ EUR 8,730 9,450,119
88,876,587
Switzerland — 0.7%
Argentum Netherlands BV, (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 2.76%), 5.52%
(b)
(d)(o)
..................... USD 13,101 11,349,213
Credit Suisse AG
3.63%, 09/09/24 ............ 3,286 3,164,460
7.95%, 01/09/25 ............ 10,000 10,202,427
3.70%, 02/21/25 ............ 23,000 21,978,899
2.95%, 04/09/25 ............ 8,000 7,517,780
0.25%, 01/05/26
(d)
........... EUR 11,000 10,698,524
5.00%, 07/09/27 ............ USD 8,000 7,723,129
0.25%, 09/01/28
(d)
........... EUR 27,677 24,182,055
Credit Suisse Group AG
(b)(c)(g)(o)(p)
(5-Year USD Swap Semi + 3.46%),
6.25%
(a)
................ USD 4,961 —
(5-Year USD Swap Semi + 3.46%),
6.25%
(d)
................ 11,247 1
UBS Group AG
(5-Year USD Swap Semi + 4.34%),
7.00%
(a)(b)(o)
.............. 2,000 1,931,297
(1-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
0.83%), 1.01%, 07/30/24
(a)(b)
.. 37,684 37,527,125
(5-Year USD Swap Semi + 4.87%),
7.00%
(b)(d)(o)
.............. 3,400 3,228,490
(1-Year EURIBOR ICE Swap Rate +
0.80%), 1.00%, 03/21/25
(b)(d)
.. EUR 15,000 15,863,866
(1-Year EUR Swap Annual +
0.75%), 1.25%, 07/17/25
(b)(d)
.. 6,000 6,260,760
(1-day SOFR + 1.56%), 2.59%,
09/11/25
(a)(b)
............. USD 8,600 8,197,270
(1-Year EURIBOR ICE Swap Rate +
0.55%), 0.25%, 01/29/26
(b)(d)
.. EUR 13,000 13,068,399
(1-Year EURIBOR ICE Swap Rate +
3.50%), 3.25%, 04/02/26
(b)(d)
.. 6,500 6,829,515

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Switzerland (continued)
(1-day SOFR + 2.04%), 2.19%,
06/05/26
(a)(b)
............. USD 3,288 $ 3,014,993
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.86%), 5.13%
(b)(d)(o)
........ 750 651,562
(SOFR Index + 0.98%), 1.31%,
02/02/27
(a)(b)
............. 9,534 8,329,551
(GUKG1 + 4.20%), 7.00%,
09/30/27
(b)(d)
............. GBP 6,400 7,994,620
(1-Year EUR Swap Annual +
0.77%), 0.65%, 01/14/28
(b)(d)
.. EUR 20,600 19,295,773
(1-Year EURIBOR ICE Swap Rate +
4.95%), 7.75%, 03/01/29
(b)(d)
.. 4,669 5,639,866
(1-Year EURIBOR ICE Swap Rate +
1.55%), 4.38%, 01/11/31
(b)(d)
.. 10,130 10,740,811
0.63%, 02/24/33
(d)
........... 7,000 5,367,305
250,757,691
Tanzania, United Republic Of — 0.0%
HTA Group Ltd., 7.00%
,
12/18/25
(a)
.. USD 3,827 3,615,788
Thailand — 0.0%
(d)
Bangkok Bank PCL, (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 1.90%), 3.73%
,
09/25/34
(b)
................ 2,577 2,195,166
GC Treasury Center Co. Ltd., 2.98%
,
03/18/31 ................. 1,885 1,558,556
Kasikornbank PCL
(b)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.94%), 5.28%
(o)
.......... 1,110 1,043,910
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
1.70%), 3.34%, 10/02/31 .... 906 799,998
Krung Thai Bank PCL, (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 3.53%), 4.40%
(b)
(o)
...................... 1,980 1,816,868
Thaioil Treasury Center Co. Ltd.,
3.75%
,
06/18/50 ............ 2,145 1,424,452
8,838,950
Turkey — 0.0%
Turkish Airlines Pass-Through Trust,
Series 2015-1, Class A, 4.20%
,
03/15/27
(a)
................ 4,789 4,328,860
Ukraine — 0.1%
Kernel Holding SA
(d)
6.50%, 10/17/24 ............ 5,000 3,650,000
6.75%, 10/27/27 ............ 3,925 2,572,641
Metinvest BV
8.50%, 04/23/26
(d)
........... 3,257 2,198,475
8.50%, 04/23/26
(a)
........... 1,000 675,000
7.65%, 10/01/27
(d)
........... 5,372 3,380,922
MHP Lux SA
(d)
6.95%, 04/03/26 ............ 2,067 1,199,955
6.25%, 09/19/29 ............ 1,091 595,239
VFU Funding plc, 6.20%
,
02/11/25
(d)
. 2,929 2,167,460
16,439,692
United Arab Emirates — 0.1%
Abu Dhabi National Energy Co. PJSC
(a)
4.38%, 01/24/29 ............ 1,388 1,365,445
4.70%, 04/24/33 ............ 936 927,810
Security
Par (000)
Par (000) Value
United Arab Emirates (continued)
Aldar Investment Properties Sukuk Ltd.,
4.88%
,
05/24/33
(d)
........... USD 5,600 $ 5,513,424
DAE Funding LLC
(d)
1.55%, 08/01/24 ............ 2,065 1,951,322
2.63%, 03/20/25 ............ 1,055 989,601
DP World Salaam, (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 5.75%), 6.00%
(b)(d)(o)
... 3,424 3,385,925
MAF Global Securities Ltd., (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 3.54%), 6.38%
(b)
(d)(o)
..................... 2,871 2,787,827
MDGH GMTN RSC Ltd., 4.38%
,
11/22/33
(a)
................ 4,764 4,597,260
Shelf Drilling Holdings Ltd., 8.88%
,
11/15/24
(a)
................ 793 781,105
Shelf Drilling North Sea Holdings Ltd.,
10.25%
,
10/31/25
(a)
.......... 10,061 10,081,625
32,381,344
United Kingdom — 3.3%
Astrazeneca Finance LLC
4.88%, 03/03/28 ............ 10,000 9,994,245
4.90%, 03/03/30 ............ 8,000 8,014,998
Barclays plc
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
5.67%), 8.00%
(b)(o)
......... 8,741 8,259,371
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 6.58%),
7.13%
(b)(o)
............... GBP 1,112 1,278,170
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
5.87%), 6.13%
(b)(o)
......... USD 1,541 1,350,687
3.00%, 05/08/26
(d)
........... GBP 4,900 5,553,405
3.25%, 02/12/27
(d)
........... 4,900 5,450,950
(1-Year EUR Swap Annual +
1.26%), 0.58%, 08/09/29
(b)(d)
.. EUR 16,290 14,220,874
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 4.75%),
8.41%, 11/14/32
(b)(d)
........ GBP 6,690 8,418,831
(1-Year EUR Swap Annual +
2.55%), 5.26%, 01/29/34
(b)(d)
.. EUR 28,568 31,105,631
BAT International Finance plc
(d)
2.75%, 03/25/25 ............ 3,300 3,499,211
4.00%, 09/04/26 ............ GBP 14,961 17,328,847
BCP V Modular Services Finance II
plc
(d)
4.75%, 11/30/28 ............ EUR 2,888 2,677,890
6.13%, 11/30/28 ............ GBP 1,200 1,257,300
Bellis Acquisition Co. plc
(d)
3.25%, 02/16/26 ............ 12,646 13,410,579
4.50%, 02/16/26 ............ 17,668 19,189,286
BG Energy Capital plc
(d)
5.13%, 12/01/25 ............ 8,950 11,060,286
5.00%, 11/04/36 ............ 4,100 4,804,395
BP Capital Markets BV, 4.32%
,
05/12/35
(d)
................ EUR 16,600 18,061,824
BP Capital Markets plc
(b)(d)(o)
(5-Year EUR Swap Annual +
3.88%), 3.25% ........... 45,042 45,236,127
(5-Year EUR Swap Annual +
4.12%), 3.63% ........... 8,018 7,605,646
British Telecommunications plc
5.75%, 12/07/28
(d)
........... GBP 15,600 19,088,466

2023
BlackRock Semi-Annual Report to Shareholders
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
(5-Year EUR Swap Annual +
2.13%), 1.87%, 08/18/80
(b)(d)
.. EUR 41,115 $ 40,322,138
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.99%), 4.25%, 11/23/81
(a)(b)
.. USD 4,500 3,960,298
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.49%), 4.88%, 11/23/81
(a)(b)
.. 11,321 9,202,082
8.38%, 12/20/83
(b)(d)
.......... GBP 11,900 14,835,979
Cadent Finance plc, 2.13%
,
09/22/28
(d)
15,600 16,015,862
Chanel Ceres plc, 0.50%
,
07/31/26
(d)
. EUR 3,518 3,413,621
Channel Link Enterprises Finance
plc
(b)(d)
Series A8, (6-mo. EURIBOR +
5.90%), 2.71%, 06/30/50 .... 4,400 4,333,313
Series A5, (Sterling Overnight
Index Average + 0.28%), 3.04%,
06/30/50 ............... GBP 3,075 3,198,420
CK Hutchison International 23 Ltd.
4.75%, 04/21/28
(a)
........... USD 3,202 3,166,586
4.75%, 04/21/28
(d)
........... 960 949,382
4.88%, 04/21/33
(d)
........... 965 955,582
Connect Finco SARL, 6.75%
,
10/01/26
(a)
................ 20,980 20,378,218
Constellation Automotive Financing plc,
4.88%
,
07/15/27
(d)
........... GBP 4,498 4,370,032
CPUK Finance Ltd.
(d)
3.59%, 08/28/25 ............ 2,601 3,043,719
4.88%, 08/28/25 ............ 11,712 14,082,484
6.50%, 08/28/26 ............ 1,400 1,684,833
4.50%, 08/28/27 ............ 4,550 4,921,837
Dignity Finance plc
(d)
Series A, 3.55%, 12/31/34 ..... 1,633 1,788,743
Series B, 4.70%, 12/31/49 ..... 485 392,102
EC Finance plc, 3.00%
,
10/15/26
(d)
.. EUR 3,251 3,300,941
eG Global Finance plc, 3.63%
,
02/07/24
(d)
................ 12,064 13,103,023
Galaxy Bidco Ltd., 6.50%
,
07/31/26
(d)
GBP 23,560 27,147,505
Global Switch Holdings Ltd., 2.25%
,
05/31/27
(d)
................ EUR 3,936 3,980,684
Heathrow Finance plc
(b)(d)(e)
4.75%, 03/01/24 ............ GBP 4,818 5,982,507
5.75%, 03/03/25 ............ 2,396 2,943,313
3.88%, 03/01/27 ............ 3,525 3,816,394
4.13%, 09/01/29 ............ 1,956 2,009,032
Heathrow Funding Ltd., 2.63%
,
03/16/28
(d)
................ 11,165 11,496,756
HSBC Bank Capital Funding Sterling
1 LP, (Sterling Overnight Index
Average + 2.04%), 5.84%
(b)(d)(o)
... 1,468 1,864,360
HSBC Bank plc, Series 2M, (6-mo.
LIBOR USD + 0.25%), 5.46%
(b)(o)
. USD 5,280 5,280,000
HSBC Holdings plc
(b)
(BPISDS01 + 1.32%), 2.26%,
11/13/26
(d)
.............. GBP 18,600 21,050,462
(Sterling Overnight Index Average +
1.31%), 1.75%, 07/24/27 .... 31,460 34,027,793
(3-mo. EURIBOR + 1.55%), 4.79%,
03/10/32
(d)
.............. EUR 7,000 7,658,122
(5-Year EUR Swap Annual +
3.30%), 6.36%, 11/16/32
(d)
... 12,700 14,097,142
Imperial Brands Finance plc
(d)
8.13%, 03/15/24 ............ GBP 3,600 4,611,520
5.50%, 09/28/26 ............ 6,200 7,495,425
Security
Par (000)
Par (000) Value
United Kingdom (continued)
INEOS Quattro Finance 2 plc
(d)
2.50%, 01/15/26 ............ EUR 9,275 $ 9,042,601
2.50%, 01/15/26 ............ 2,183 2,128,302
Informa plc
(d)
2.13%, 10/06/25 ............ 18,950 19,703,261
3.13%, 07/05/26 ............ GBP 25,769 29,410,179
International Consolidated Airlines
Group SA
(d)
0.50%, 07/04/23 ............ EUR 4,300 4,692,160
3.75%, 03/25/29 ............ 5,400 5,133,823
Intu Jersey 2 Ltd., 2.88%
,
11/01/22
(b)(d)(g)
(n)(p)
..................... GBP 3,990 836,079
Jaguar Land Rover Automotive plc
(d)
6.88%, 11/15/26 ............ EUR 1,200 1,299,619
4.50%, 07/15/28 ............ 4,701 4,475,691
Jerrold Finco plc
(d)
4.88%, 01/15/26 ............ GBP 1,219 1,354,861
5.25%, 01/15/27 ............ 4,461 4,725,002
Kane Bidco Ltd., 6.50%
,
02/15/27
(d)
. 3,286 3,729,239
Lloyds Bank Corporate Markets plc,
4.13%
,
05/30/27
(d)
........... EUR 10,010 10,782,990
Lloyds Banking Group plc
(5-Year USD Swap Semi + 4.76%),
7.50%
(b)(o)
............... USD 3,359 3,208,685
2.25%, 10/16/24
(d)
........... GBP 9,800 11,770,730
(5-Year EURIBOR ICE Swap Rate +
5.29%), 4.95%
(b)(d)(o)
........ EUR 1,600 1,588,612
(GUKG1 + 1.30%), 1.88%,
01/15/26
(b)(d)
............. GBP 4,419 5,196,305
(GUKG1 + 1.18%), 2.00%,
04/12/28
(b)(d)
............. 9,300 9,792,174
(1-Year EUR Swap Annual +
1.50%), 3.13%, 08/24/30
(b)(d)
.. EUR 6,900 6,894,155
Metrocentre Finance plc, 8.75%
,
(8.75% Cash or 8.75% PIK),
12/06/23
(b)(q)
............... GBP 1,052 607,992
Mitchells & Butlers Finance plc,
Series D1, (Sterling Overnight
Index Average + 2.36%), 7.30%
,
06/15/36
(b)(d)
............... 2,225 2,215,821
Mobico Group plc, (5-Year U.K.
Government Bonds Note Generic
Bid Yield + 4.14%), 4.25%
(b)(d)(o)
.. 2,575 2,849,205
National Grid Electricity Distribution
South West plc, 5.88%
,
03/25/27
(d)
3,275 4,084,641
National Grid Electricity Transmission
plc, 5.88%
,
02/02/24
(d)
........ 4,500 5,694,380
National Grid plc
(d)
0.55%, 09/18/29 ............ EUR 10,900 9,611,225
3.25%, 03/30/34 ............ 15,500 15,258,875
Nationwide Building Society, (5-Year
U.K. Government Bonds Note
Generic Bid Yield + 5.63%), 5.75%
(b)
(d)(o)
..................... GBP 4,500 4,872,038
NatWest Group plc
(b)(d)
(BPSW1 + 1.49%), 2.88%, 09/19/26 4,900 5,640,540
(BPSW1 + 2.01%), 3.13%, 03/28/27 4,900 5,573,505
(5-Year EUR Swap Annual +
2.60%), 5.76%, 02/28/34 .... EUR 16,000 17,208,067
NatWest Markets plc
(d)
6.63%, 06/22/26 ............ GBP 10,130 12,736,772
6.38%, 11/08/27 ............ 8,100 10,096,629
4.25%, 01/13/28 ............ EUR 12,870 13,892,830
Neptune Energy Bondco plc, 6.63%
,
05/15/25
(a)
................ USD 33,891 33,831,013

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
NGG Finance plc, (5-Year EUR Swap
Annual + 2.14%), 1.63%
,
12/05/79
(b)
(d)
...................... EUR 45,185 $ 46,532,417
NIE Finance plc, 2.50%
,
10/27/25
(d)
. GBP 4,800 5,542,501
Ocado Group plc, 3.88%
,
10/08/26
(d)
. 2,523 2,519,310
Pinewood Finance Co. Ltd., 3.25%
,
09/30/25
(d)
................ 20,875 24,324,072
Premier Foods Finance plc, 3.50%
,
10/15/26
(d)
................ 3,999 4,423,980
Rolls-Royce plc
4.63%, 02/16/26
(d)
........... EUR 1,525 1,635,098
5.75%, 10/15/27
(d)
........... GBP 485 570,411
5.75%, 10/15/27
(a)
........... USD 325 317,770
1.63%, 05/09/28
(d)
........... EUR 1,700 1,567,546
Santander UK Group Holdings plc
(d)
(BPSWS5 + 5.79%), 6.75%
(b)(o)
.. GBP 3,821 4,525,581
3.63%, 01/14/26 ............ 4,900 5,682,831
(BPSWS1 + 2.87%), 7.10%,
11/16/27
(b)
.............. 4,000 4,981,041
SCC Power plc
(a)(q)
8.00%, (8.00% Cash or 8.00% PIK),
12/31/28 ............... USD 22,969 7,768,516
4.00%, (4.00% Cash or 4.00% PIK),
05/17/32 ............... 12,441 1,163,267
Sherwood Financing plc, 6.00%
,
11/15/26
(d)
................ GBP 3,900 4,126,810
SP Distribution plc, 5.88%
,
07/17/26
(d)
4,200 5,233,699
SSE plc, 8.38%
,
11/20/28
(d)
....... 10,800 14,946,353
Standard Chartered plc, (1-Year EUR
Swap Annual + 1.85%), 4.87%
,
05/10/31
(b)(d)
............... EUR 8,319 8,957,849
Stonegate Pub Co. Financing plc
(d)
8.00%, 07/13/25 ............ GBP 9,612 11,060,980
8.25%, 07/31/25 ............ 8,272 9,608,276
Synthomer plc, 3.88%
,
07/01/25
(d)
... EUR 5,407 5,444,169
Tesco Property Finance 1 plc, 7.62%
,
07/13/39
(d)
................ GBP 2,885 3,886,338
Tesco Property Finance 3 plc, 5.74%
,
04/13/40
(d)
................ 6,480 7,616,421
Tesco Property Finance 4 plc, 5.80%
,
10/13/40
(d)
................ 3,079 3,632,516
Thames Water Kemble Finance plc,
4.63%
,
05/19/26
(d)
........... 4,667 3,260,279
Thames Water Utilities Finance plc
1.88%, 01/24/24
(d)
........... 5,300 6,327,231
4.00%, 06/19/25
(d)
........... 7,500 8,507,425
0.88%, 01/31/28
(d)
........... EUR 5,700 4,930,161
6.75%, 11/16/28 ............ GBP 8,100 9,804,499
4.38%, 01/18/31
(d)
........... EUR 35,110 33,903,010
Virgin Media Secured Finance plc
(d)
5.00%, 04/15/27 ............ GBP 5,230 6,014,900
5.25%, 05/15/29 ............ 2,948 3,159,153
4.25%, 01/15/30 ............ 2,425 2,413,779
Virgin Media Vendor Financing Notes III
DAC, 4.88%
,
07/15/28
(d)
....... 2,460 2,470,855
Vmed O2 UK Financing I plc
(d)
4.00%, 01/31/29 ............ 9,622 9,658,641
3.25%, 01/31/31 ............ EUR 7,636 6,834,237
4.50%, 07/15/31 ............ GBP 5,130 4,926,132
Vodafone Group plc
5.75%, 02/10/63 ............ USD 3,950 3,819,506
(5-Year EUR Swap Annual +
3.43%), 4.20%, 10/03/78
(b)(d)
.. EUR 2,210 2,198,130
Security
Par (000)
Par (000) Value
United Kingdom (continued)
(5-Year GBP Swap + 3.27%),
4.88%, 10/03/78
(b)(d)
........ GBP 10,108 $ 12,002,744
(5-Year USD Swap Semi + 3.05%),
6.25%, 10/03/78
(b)(d)
........ USD 5,297 5,226,868
(5-Year EUR Swap Annual +
3.00%), 2.63%, 08/27/80
(b)(d)
.. EUR 5,957 5,849,418
Series NC10, (5-Year EUR Swap
Annual + 3.48%), 3.00%,
08/27/80
(b)(d)
............. 3,386 2,974,435
1,178,034,385
United States — 16.6%
AbbVie, Inc.
2.60%, 11/21/24 ............ USD 5,000 4,797,365
3.20%, 05/14/26 ............ 1,591 1,507,890
2.95%, 11/21/26 ............ 6,250 5,839,027
3.20%, 11/21/29 ............ 43,455 39,295,323
Affinity Interactive, 6.88%
,
12/15/27
(a)
4,747 4,177,346
Albertsons Cos., Inc.
(a)
4.63%, 01/15/27 ............ 588 557,132
3.50%, 03/15/29 ............ 3,640 3,150,931
4.88%, 02/15/30 ............ 435 401,601
Alexandria Real Estate Equities, Inc.
4.50%, 07/30/29 ............ 3,950 3,732,511
2.95%, 03/15/34 ............ 5,310 4,188,124
4.75%, 04/15/35 ............ 1,905 1,767,523
Allegiant Travel Co.
(a)
8.50%, 02/05/24 ............ 8,741 8,719,147
7.25%, 08/15/27 ............ 4,805 4,787,270
Allied Universal Holdco LLC
(d)
3.63%, 06/01/28 ............ EUR 11,681 10,171,553
4.88%, 06/01/28 ............ GBP 1,712 1,685,036
Amazon.com, Inc.
4.65%, 12/01/29 ............ USD 16,400 16,441,460
2.10%, 05/12/31 ............ 23,125 19,448,313
4.70%, 12/01/32 ............ 25,800 26,012,083
Ambac Assurance Corp., 5.10%
(a)(o)
.. 1,407 2,047,789
American Airlines Group, Inc., Series
2017-1C, 5.18%
,
08/15/23
(c)
.... 679 679,990
American Airlines Pass-Through Trust
(c)
Series 2017-2C, 5.18%, 10/15/23 767 761,510
Series 2011-1, Class B, 4.87%,
04/22/25 ............... 827 821,015
Series 2017-2, Class A, 4.00%,
12/15/25 ............... 2,736 2,664,317
Series 2017-2, Class A, 3.50%,
12/15/27 ............... 30,890 28,535,812
American Electric Power Co., Inc.,
5.63%
,
03/01/33 ............ 7,880 8,011,275
American Express Co.
2.50%, 07/30/24 ............ 6,101 5,897,756
3.00%, 10/30/24 ............ 13,300 12,821,668
4.90%, 02/13/26 ............ 10,000 9,897,320
(1-day SOFR + 1.00%), 4.99%,
05/01/26
(b)
.............. 12,000 11,850,958
4.05%, 05/03/29 ............ 4,150 3,950,876
American Tower Corp.
2.95%, 01/15/25 ............ 7,500 7,172,647
1.95%, 05/22/26 ............ EUR 10,100 10,247,261
0.45%, 01/15/27 ............ 4,950 4,681,936
2.75%, 01/15/27 ............ USD 4,435 4,034,832
0.40%, 02/15/27 ............ EUR 12,750 12,051,156
4.13%, 05/16/27 ............ 14,890 16,063,066
0.50%, 01/15/28 ............ 7,900 7,236,745
1.50%, 01/31/28 ............ USD 10,000 8,389,460

2023
BlackRock Semi-Annual Report to Shareholders
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
5.25%, 07/15/28 ............ USD 8,196 $ 8,098,885
2.10%, 06/15/30 ............ 4,150 3,351,227
2.70%, 04/15/31 ............ 12,000 9,950,735
2.30%, 09/15/31 ............ 20,460 16,276,228
5.65%, 03/15/33 ............ 16,600 16,832,671
American University (The), Series 2019,
3.67%
,
04/01/49 ............ 4,870 3,880,416
American Water Capital Corp., 3.45%
,
06/01/29 ................. 9,422 8,744,705
AmeriGas Partners LP, 9.38%
,
06/01/28
(a)
................ 11,001 11,172,836
Amgen, Inc.
5.50%, 12/07/26
(d)
........... GBP 37,420 46,221,829
5.15%, 03/02/28 ............ USD 27,000 26,975,688
1.65%, 08/15/28 ............ 7,633 6,529,200
3.00%, 02/22/29 ............ 5,894 5,322,787
4.05%, 08/18/29 ............ 31,525 29,889,978
2.45%, 02/21/30 ............ 5,125 4,393,679
2.30%, 02/25/31 ............ 19,038 15,821,034
2.00%, 01/15/32 ............ 4,150 3,277,421
Amkor Technology, Inc., 6.63%
,
09/15/27
(a)
................ 5,750 5,760,844
Aptiv plc
2.40%, 02/18/25 ............ 8,300 7,876,635
3.25%, 03/01/32 ............ 7,588 6,496,530
Ardagh Metal Packaging Finance USA
LLC
2.00%, 09/01/28
(d)
........... EUR 5,900 5,346,439
3.25%, 09/01/28
(a)
........... USD 13,190 11,329,787
3.00%, 09/01/29
(d)
........... EUR 1,427 1,156,303
4.00%, 09/01/29
(a)
........... USD 475 376,197
Ardagh Packaging Finance plc
5.25%, 04/30/25
(a)
........... 9,543 9,333,960
2.13%, 08/15/26
(d)
........... EUR 9,260 8,968,886
4.75%, 07/15/27
(d)
........... GBP 9,372 9,420,494
Arrow Electronics, Inc., 6.13%
,
03/01/26 ................. USD 7,880 7,861,338
Ashland Services BV, 2.00%
,
01/30/28
(d)
................ EUR 5,590 5,155,802
Ashton Woods USA LLC
(a)
6.63%, 01/15/28 ............ USD 12,838 12,270,817
4.63%, 08/01/29 ............ 2,230 1,900,473
4.63%, 04/01/30 ............ 6,259 5,342,682
AT&T, Inc.
1.70%, 03/25/26 ............ 11,534 10,513,146
2.90%, 12/04/26 ............ GBP 44,660 50,453,107
5.50%, 03/15/27
(d)
........... 19,400 23,670,269
2.30%, 06/01/27 ............ USD 11,286 10,150,196
1.65%, 02/01/28 ............ 5,624 4,833,392
4.10%, 02/15/28 ............ 5,000 4,781,263
4.30%, 11/18/34 ............ EUR 8,890 9,714,349
3.15%, 09/04/36 ............ 7,900 7,575,454
Autodesk, Inc., 2.85%
,
01/15/30 .... USD 7,289 6,390,371
AvalonBay Communities, Inc.
3.35%, 05/15/27 ............ 1,650 1,539,043
5.00%, 02/15/33 ............ 3,365 3,351,133
Avantor Funding, Inc., 2.63%
,
11/01/25
(d)
................ EUR 4,481 4,684,604
Axalta Coating Systems Dutch Holding
B BV, 3.75%
,
01/15/25
(d)
....... 1,816 1,942,066
Banff Merger Sub, Inc., 8.38%
,
09/01/26
(d)
................ 2,853 2,979,613
Bank of America Corp.
(1-day SOFR + 1.33%), 3.38%,
04/02/26
(b)
.............. USD 17,433 16,709,617
Security
Par (000)
Par (000) Value
United States (continued)
3.50%, 04/19/26 ............ USD 1,570 $ 1,506,025
(1-day SOFR + 1.75%), 4.83%,
07/22/26
(b)
.............. 22,396 22,014,309
(3-mo. EURIBOR + 0.91%), 1.95%,
10/27/26
(b)(d)
............. EUR 23,700 24,316,529
Series N, (1-day SOFR + 0.91%),
1.66%, 03/11/27
(b)
......... USD 1,479 1,330,924
(3-mo. LIBOR USD + 1.58%),
3.82%, 01/20/28
(b)
......... 3,369 3,185,547
(3-mo. LIBOR USD + 1.51%),
3.71%, 04/24/28
(b)
......... 7,960 7,460,567
(1-day SOFR + 1.58%), 4.38%,
04/27/28
(b)
.............. 16,355 15,700,545
(3-mo. EURIBOR + 0.76%), 0.58%,
08/24/28
(b)(d)
............. EUR 13,040 12,143,781
(3-mo. LIBOR USD + 1.07%),
3.97%, 03/05/29
(b)
......... USD 5,000 4,681,147
(1-day SOFR + 1.63%), 5.20%,
04/25/29
(b)
.............. 34,246 33,871,732
(3-mo. EURIBOR + 0.73%), 0.58%,
08/08/29
(b)(d)
............. EUR 14,100 12,746,742
(3-mo. LIBOR USD + 1.21%),
3.97%, 02/07/30
(b)
......... USD 5,000 4,629,297
(3-mo. EURIBOR + 0.91%), 1.38%,
05/09/30
(b)(d)
............. EUR 15,000 13,818,488
(3-mo. LIBOR USD + 0.99%),
2.50%, 02/13/31
(b)
......... USD 24,350 20,386,584
(1-day SOFR + 2.15%), 2.59%,
04/29/31
(b)
.............. 4,150 3,484,077
(1-day SOFR + 1.37%), 1.92%,
10/24/31
(b)
.............. 4,150 3,285,024
Series N, (1-day SOFR + 1.22%),
2.65%, 03/11/32
(b)
......... 12,420 10,286,704
(1-day SOFR + 1.32%), 2.69%,
04/22/32
(b)
.............. 8,300 6,878,595
(1-day SOFR + 1.22%), 2.30%,
07/21/32
(b)
.............. 12,420 9,933,103
(1-day SOFR + 1.21%), 2.57%,
10/20/32
(b)
.............. 13,010 10,596,651
Bank of New York Mellon Corp. (The)
2.05%, 01/26/27 ............ 8,000 7,199,277
(1-day SOFR + 1.03%), 4.95%,
04/26/27
(b)
.............. 8,300 8,197,606
3.85%, 04/26/29 ............ 25,000 23,666,119
Baxter International, Inc., 2.54%
,
02/01/32 ................. 12,150 9,841,779
Beazer Homes USA, Inc., 7.25%
,
10/15/29 ................. 11,497 11,171,817
Becton Dickinson & Co.
3.73%, 12/15/24 ............ 8,400 8,154,791
0.03%, 08/13/25 ............ EUR 4,400 4,415,286
4.69%, 02/13/28 ............ USD 8,500 8,384,583
1.96%, 02/11/31 ............ 14,150 11,464,134
Becton Dickinson Euro Finance SARL,
1.34%
,
08/13/41 ............ EUR 8,815 6,125,487
Belden, Inc.
(d)
3.38%, 07/15/27 ............ 2,635 2,676,869
3.88%, 03/15/28 ............ 800 817,309
Blue Racer Midstream LLC, 7.63%
,
12/15/25
(a)
................ USD 1,592 1,609,324
Booking Holdings, Inc.
4.00%, 11/15/26 ............ EUR 4,700 5,137,717
4.50%, 11/15/31 ............ 12,250 13,749,315
Boxer Parent Co., Inc., 6.50%
,
10/02/25
(d)
................ 12,782 13,754,682

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
BP Capital Markets America, Inc.
3.59%, 04/14/27 ............ USD 5,000 $ 4,781,512
3.94%, 09/21/28 ............ 7,000 6,696,897
Broadcom, Inc.
4.00%, 04/15/29
(a)
........... 8,290 7,656,676
4.15%, 11/15/30 ............ 21,150 19,459,040
2.45%, 02/15/31
(a)
........... 27,351 22,244,609
4.30%, 11/15/32 ............ 8,300 7,613,423
3.42%, 04/15/33
(a)
........... 12,550 10,495,042
Buckeye Partners LP
4.35%, 10/15/24 ............ 4,975 4,857,590
4.13%, 03/01/25
(a)
........... 2,365 2,246,750
3.95%, 12/01/26 ............ 261 235,620
Caesars Entertainment, Inc.
(a)
6.25%, 07/01/25 ............ 5,752 5,725,364
8.13%, 07/01/27 ............ 10,979 11,236,666
California Resources Corp., 7.13%
,
02/01/26
(a)
................ 4,843 4,867,215
Calpine Corp., 5.13%
,
03/15/28
(a)
... 4,315 3,850,715
Calumet Specialty Products Partners
LP, 9.75%
,
07/15/28
(a)
......... 13,235 13,019,931
Capital One Financial Corp., (1-day
SOFR + 2.86%), 6.38%
,
06/08/34
(b)
33,065 32,828,103
Cargill, Inc., 4.50%
,
06/24/26
(a)
..... 6,955 6,859,191
Carnival Corp.
(d)
10.13%, 02/01/26 ........... EUR 14,916 17,065,742
7.63%, 03/01/26 ............ 10,580 11,201,435
Carnival plc, 1.00%
,
10/28/29 ..... 866 583,944
Carrols Restaurant Group, Inc., 5.88%
,
07/01/29
(a)
................ USD 9,333 7,681,152
Catalent Pharma Solutions, Inc.
2.38%, 03/01/28
(d)
........... EUR 8,237 7,225,230
3.13%, 02/15/29
(a)
........... USD 985 800,874
CDI Escrow Issuer, Inc., 5.75%
,
04/01/30
(a)
................ 5,562 5,177,210
Centene Corp., 4.63%
,
12/15/29 ... 8,400 7,731,670
CenterPoint Energy Houston Electric
LLC, 5.30%
,
04/01/53 ......... 957 977,741
Century Communities, Inc., 6.75%
,
06/01/27 ................. 13,410 13,430,155
Charter Communications Operating
LLC
3.75%, 02/15/28 ............ 8,128 7,451,171
4.20%, 03/15/28 ............ 7,758 7,272,888
2.25%, 01/15/29 ............ 31,294 26,057,900
5.05%, 03/30/29 ............ 8,300 7,914,610
2.30%, 02/01/32 ............ 13,470 10,196,800
Chemours Co. (The), 4.00%
,
05/15/26 EUR 3,000 3,028,080
Chesapeake Energy Corp.
6.13%, 02/15/21
(c)(g)(p)
......... USD 27,853 3
5.38%, 06/15/21
(c)(g)(p)
......... 4,795 —
5.50%, 02/01/26
(a)
........... 1,968 1,918,727
Churchill Downs, Inc.
(a)
5.50%, 04/01/27 ............ 261 250,934
4.75%, 01/15/28 ............ 218 202,173
Citigroup, Inc.
(1-day SOFR + 1.53%), 3.29%,
03/17/26
(b)
.............. 8,407 8,039,729
3.40%, 05/01/26 ............ 537 510,695
(3-mo. EURIBOR + 1.07%), 1.50%,
07/24/26
(b)(d)
............. EUR 10,500 10,745,785
1.75%, 10/23/26 ............ GBP 7,470 8,164,962
(1-day SOFR + 1.28%), 3.07%,
02/24/28
(b)
.............. USD 30,373 27,950,491
Security
Par (000)
Par (000) Value
United States (continued)
(3-mo. CME Term SOFR + 1.60%),
3.98%, 03/20/30
(b)
......... USD 2,075 $ 1,918,621
(1-day SOFR + 1.15%), 2.67%,
01/29/31
(b)
.............. 16,570 14,026,392
(1-day SOFR + 3.91%), 4.41%,
03/31/31
(b)
.............. 11,675 10,977,554
(1-day SOFR + 2.11%), 2.57%,
06/03/31
(b)
.............. 28,500 23,778,018
(1-day SOFR + 1.17%), 2.56%,
05/01/32
(b)
.............. 16,570 13,529,846
Civitas Resources, Inc., 8.38%
,
07/01/28
(a)
................ 21,678 21,922,961
Clarios Global LP, 4.38%
,
05/15/26
(d)
. EUR 5,382 5,588,570
Clear Channel Outdoor Holdings, Inc.,
5.13%
,
08/15/27
(a)
........... USD 747 678,196
Cleveland-Cliffs, Inc., 6.75%
,
04/15/30
(a)
21,508 20,721,930
Cloud Software Group, Inc., 6.50%
,
03/31/29
(a)
................ 36,811 32,775,808
Comcast Corp.
2.35%, 01/15/27 ............ 7,932 7,282,894
3.30%, 02/01/27 ............ 7,037 6,677,742
3.55%, 05/01/28 ............ 677 640,095
4.15%, 10/15/28 ............ 9,828 9,522,130
3.40%, 04/01/30 ............ 16,629 15,278,786
1.95%, 01/15/31 ............ 1,776 1,453,286
4.65%, 02/15/33 ............ 12,824 12,730,577
Commercial Metals Co.
4.13%, 01/15/30 ............ 22,119 19,683,730
4.38%, 03/15/32 ............ 7,677 6,634,427
Consensus Cloud Solutions, Inc.,
6.00%
,
10/15/26
(a)
........... 1,470 1,334,023
Conservation Fund A Nonprofit Corp.
(The), Series 2019, 3.47%
,
12/15/29 1,530 1,324,190
Consolidated Edison Co. of New York,
Inc., 6.15%
,
11/15/52 ......... 1,855 2,039,242
Coty, Inc.
(d)
3.88%, 04/15/26 ............ EUR 7,059 7,452,440
4.75%, 04/15/26 ............ 2,300 2,447,016
Covanta Holding Corp., 4.88%
,
12/01/29
(a)
................ USD 7,037 6,087,005
Crown Castle, Inc.
2.90%, 03/15/27 ............ 17,757 16,248,660
5.00%, 01/11/28 ............ 11,804 11,584,057
4.30%, 02/15/29 ............ 7,774 7,309,095
3.10%, 11/15/29 ............ 10,000 8,706,925
2.50%, 07/15/31 ............ 32,029 26,312,300
Crown European Holdings SA
(d)
3.38%, 05/15/25 ............ EUR 7,132 7,616,657
5.00%, 05/15/28 ............ 9,951 10,953,543
CSC Holdings LLC, 5.25%
,
06/01/24 . USD 11,997 11,157,722
CVS Health Corp.
2.88%, 06/01/26 ............ 2,375 2,232,222
3.63%, 04/01/27 ............ 3,175 3,013,974
1.30%, 08/21/27 ............ 11,955 10,288,307
1.75%, 08/21/30 ............ 25,506 20,352,098
1.88%, 02/28/31 ............ 23,380 18,569,607
5.63%, 02/21/53 ............ 3,940 3,916,874
Dana Financing Luxembourg SARL
8.50%, 07/15/31
(d)
........... EUR 6,188 6,965,044
Dana, Inc., 4.25%
,
09/01/30 ...... USD 1,736 1,445,280
Dell International LLC
6.02%, 06/15/26 ............ 11,945 12,141,008
5.75%, 02/01/33 ............ 5,050 5,098,411
DISH DBS Corp., 5.88%
,
11/15/24 .. 5,491 4,802,519

2023
BlackRock Semi-Annual Report to Shareholders
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Dollar General Corp.
3.88%, 04/15/27 ............ USD 5,000 $ 4,770,909
3.50%, 04/03/30 ............ 12,550 11,253,983
Duke Energy Corp., 3.10%
,
06/15/28 EUR 15,959 16,401,984
Earthstone Energy Holdings LLC
(a)
8.00%, 04/15/27 ............ USD 9,512 9,186,785
9.88%, 07/15/31 ............ 8,306 8,210,065
Eaton Corp., 4.35%
,
05/18/28 ..... 3,609 3,539,723
Ecolab, Inc.
5.25%, 01/15/28 ............ 10,000 10,157,527
2.13%, 02/01/32 ............ 27,468 22,480,199
Edison International, 6.95%
,
11/15/29 4,150 4,365,288
Elevance Health, Inc.
4.90%, 02/08/26 ............ 9,700 9,540,508
1.50%, 03/15/26 ............ 11,312 10,228,609
3.65%, 12/01/27 ............ 3,402 3,211,882
2.88%, 09/15/29 ............ 8,000 7,049,643
2.55%, 03/15/31 ............ 19,600 16,468,263
4.10%, 05/15/32 ............ 4,150 3,867,103
Emerald Debt Merger Sub LLC
6.38%, 12/15/30
(d)
........... EUR 3,508 3,813,575
6.63%, 12/15/30
(a)
........... USD 6,929 6,868,371
Encore Capital Group, Inc.
(d)
4.88%, 10/15/25 ............ EUR 7,337 7,481,172
5.38%, 02/15/26 ............ GBP 2,175 2,412,826
Energizer Gamma Acquisition BV,
3.50%
,
06/30/29
(d)
........... EUR 2,644 2,317,947
Enterprise Products Operating LLC
3.13%, 07/31/29 ............ USD 4,200 3,763,384
2.80%, 01/31/30 ............ 8,400 7,354,016
EQM Midstream Partners LP
(a)
7.50%, 06/01/27 ............ 4,290 4,331,055
7.50%, 06/01/30 ............ 2,750 2,782,852
EQT Corp., 7.00%
,
02/01/30
(b)(e)
.... 2,960 3,099,209
Equinix, Inc.
1.25%, 07/15/25 ............ 8,000 7,297,079
2.90%, 11/18/26 ............ 3,000 2,750,679
3.20%, 11/18/29 ............ 9,709 8,523,760
2.50%, 05/15/31 ............ 8,080 6,578,697
EquipmentShare.com, Inc., 9.00%
,
05/15/28
(a)
................ 30,063 29,182,829
ESC Investments & Realty Corp., Inc.,
6.63%
,
08/15/20
(c)(g)(p)
......... 1,665 —
Eversource Energy
Series L, 2.90%, 10/01/24 ..... 8,093 7,788,902
4.75%, 05/15/26 ............ 10,000 9,800,830
Exelon Corp., 2.75%
,
03/15/27 ..... 4,486 4,104,908
Fidelity National Information Services,
Inc.
0.63%, 12/03/25 ............ EUR 4,400 4,396,708
1.50%, 05/21/27 ............ 19,800 19,606,709
Fiserv, Inc.
2.25%, 07/01/25 ............ GBP 3,800 4,425,115
4.50%, 05/24/31 ............ EUR 22,930 25,111,492
Five Point Operating Co. LP, 7.88%
,
11/15/25
(a)
................ USD 21,761 19,646,701
Florida Power & Light Co., 4.40%
,
05/15/28 ................. 10,368 10,173,207
FLYR, Inc., 7.74%
,
01/20/27
(b)(c)
.... 12,083 11,206,990
Flyreel, Inc., 8.00%
,
07/20/23
(b)(c)(n)
.. 24,336 24,555,436
Ford Motor Co.
3.25%, 02/12/32 ............ 4,719 3,712,364
6.10%, 08/19/32 ............ 12,129 11,754,894
Security
Par (000)
Par (000) Value
United States (continued)
Ford Motor Credit Co. LLC
5.58%, 03/18/24 ............ USD 4,822 $ 4,787,987
2.75%, 06/14/24 ............ GBP 5,174 6,272,986
4.54%, 03/06/25 ............ 9,946 11,974,586
6.86%, 06/05/26 ............ 26,289 32,535,995
4.87%, 08/03/27 ............ EUR 3,975 4,251,637
6.13%, 05/15/28 ............ 5,234 5,850,629
Forestar Group, Inc.
(a)
3.85%, 05/15/26 ............ USD 2,712 2,491,948
5.00%, 03/01/28 ............ 18,586 17,049,193
Fortrea Holdings, Inc., 7.50%
,
07/01/30
(a)
................ 1,118 1,144,798
Freed Corp., 10.00%
,
12/01/23
(c)
... 26,905 25,527,273
Freedom Mortgage Corp.
(a)
8.13%, 11/15/24 ............ 9,681 9,591,026
8.25%, 04/15/25 ............ 3,286 3,203,888
FreeWire Technologies, Inc., 0.00%
,
03/31/25
(b)(c)
............... 17,373 17,633,732
Frontier Communications Holdings
LLC
(a)
5.88%, 10/15/27 ............ 15,185 13,936,201
8.75%, 05/15/30 ............ 18,687 18,264,184
8.63%, 03/15/31 ............ 15,465 14,967,148
Frontier Florida LLC, Series E, 6.86%
,
02/01/28 ................. 16,595 14,686,575
Frontier North, Inc., Series G, 6.73%
,
02/15/28 ................. 4,850 4,268,000
Full House Resorts, Inc., 8.25%
,
02/15/28
(a)
................ 3,216 3,010,112
Garden Spinco Corp., 8.63%
,
07/20/30
(a)
................ 999 1,073,676
Gen Digital, Inc.
(a)
6.75%, 09/30/27 ............ 10,643 10,613,035
7.13%, 09/30/30 ............ 6,809 6,820,398
General Mills, Inc.
4.20%, 04/17/28 ............ 18,680 18,129,552
3.91%, 04/13/29 ............ EUR 12,930 14,109,131
2.88%, 04/15/30 ............ USD 4,150 3,685,406
General Motors Financial Co., Inc.
5.40%, 04/06/26 ............ 7,055 6,974,269
5.15%, 08/15/26
(d)
........... GBP 6,800 8,183,007
2.35%, 02/26/27 ............ USD 15,000 13,370,835
Georgia-Pacific LLC
(a)
0.95%, 05/15/26 ............ 3,000 2,652,120
2.30%, 04/30/30 ............ 5,183 4,412,105
Gilead Sciences, Inc.
3.65%, 03/01/26 ............ 13,015 12,520,590
1.65%, 10/01/30 ............ 7,775 6,345,492
Global Payments, Inc., 4.88%
,
03/17/31 EUR 16,606 18,011,599
GLP Capital LP, 4.00%
,
01/15/31 ... USD 3,678 3,179,853
Golden Entertainment, Inc., 7.63%
,
04/15/26
(a)
................ 3,070 3,083,109
Goldman Sachs Group, Inc. (The)
3.50%, 01/23/25 ............ 6,000 5,789,268
(1-day SOFR + 0.79%), 1.09%,
12/09/26
(b)
.............. 12,566 11,198,015
(1-day SOFR + 0.80%), 1.43%,
03/09/27
(b)
.............. 7,186 6,420,728
(1-day SOFR + 0.82%), 1.54%,
09/10/27
(b)
.............. 36,586 32,155,552
(1-day SOFR + 0.91%), 1.95%,
10/21/27
(b)
.............. 7,180 6,386,811
(1-day SOFR + 1.85%), 3.62%,
03/15/28
(b)
.............. 20,249 18,999,068
7.25%, 04/10/28 ............ GBP 4,900 6,366,854

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
1.25%, 02/07/29
(d)
........... EUR 51,349 $ 47,480,420
0.88%, 05/09/29
(d)
........... 31,500 28,251,692
(1-day SOFR + 1.09%), 1.99%,
01/27/32
(b)
.............. USD 8,300 6,533,965
(1-day SOFR + 1.28%), 2.62%,
04/22/32
(b)
.............. 6,225 5,105,242
(1-day SOFR + 1.25%), 2.38%,
07/21/32
(b)
.............. 4,150 3,324,146
(1-day SOFR + 1.26%), 2.65%,
10/21/32
(b)
.............. 20,200 16,465,550
GoTo Group, Inc., 5.50%
,
09/01/27
(a)
. 16,784 9,233,280
Grand Canyon University
3.25%, 10/01/23 ............ 3,053 3,007,205
5.13%, 10/01/28 ............ 8,775 7,945,763
Graphic Packaging International LLC,
2.63%
,
02/01/29
(d)
........... EUR 1,246 1,191,354
GXO Logistics, Inc., 2.65%
,
07/15/31 USD 9,270 7,208,719
HCA, Inc.
5.38%, 02/01/25 ............ 17,164 17,013,516
4.50%, 02/15/27 ............ 20,000 19,293,372
3.13%, 03/15/27
(a)
........... 5,492 5,043,512
5.88%, 02/01/29 ............ 11,080 11,151,916
3.50%, 09/01/30 ............ 8,400 7,363,016
3.63%, 03/15/32
(a)
........... 5,242 4,550,100
Healthpeak OP LLC
1.35%, 02/01/27 ............ 3,840 3,324,067
5.25%, 12/15/32 ............ 3,146 3,061,482
Home Depot, Inc. (The)
2.95%, 06/15/29 ............ 16,735 15,232,901
1.38%, 03/15/31 ............ 34,397 27,165,844
Homes by West Bay LLC, 9.50%
,
04/30/27
(c)
................ 28,500 26,362,500
Honeywell International, Inc., 3.75%
,
05/17/32 ................. EUR 3,100 3,320,613
Howard Hughes Corp. (The), 5.38%
,
08/01/28
(a)
................ USD 7,145 6,359,584
iHeartCommunications, Inc.
6.38%, 05/01/26 ............ 349 292,550
5.25%, 08/15/27
(a)
........... 327 250,057
4.75%, 01/15/28
(a)
........... 218 164,347
Illumina, Inc., 5.80%
,
12/12/25 ..... 3,000 3,007,507
Intercontinental Exchange, Inc.
3.10%, 09/15/27 ............ 8,750 8,175,309
4.35%, 06/15/29 ............ 8,300 8,117,707
1.85%, 09/15/32 ............ 14,150 10,907,541
Iron Mountain UK plc, 3.88%
,
11/15/25
(d)
................ GBP 6,724 7,959,562
Jacobs Engineering Group, Inc., 5.90%
,
03/01/33 ................. USD 5,435 5,332,178
JPMorgan Chase & Co.
(b)
(1-day SOFR + 1.85%), 2.08%,
04/22/26 ............... 7,430 6,958,208
(1-day SOFR + 1.32%), 4.08%,
04/26/26 ............... 22,913 22,266,042
(Sterling Overnight Index Average +
0.68%), 0.99%, 04/28/26
(d)
... GBP 12,200 14,016,523
(1-day SOFR + 1.56%), 4.32%,
04/26/28 ............... USD 54,985 53,073,453
(3-mo. EURIBOR + 0.84%), 1.64%,
05/18/28
(d)
.............. EUR 14,100 13,907,518
(1-day SOFR + 1.89%), 2.18%,
06/01/28 ............... USD 6,997 6,218,416
(1-day SOFR + 1.99%), 4.85%,
07/25/28 ............... 18,535 18,286,700
Security
Par (000)
Par (000) Value
United States (continued)
(3-mo. EURIBOR + 1.13%), 1.96%,
03/23/30
(d)
.............. EUR 8,000 $ 7,697,709
(3-mo. LIBOR USD + 1.16%),
3.70%, 05/06/30 .......... USD 22,213 20,356,629
(1-day SOFR + 1.51%), 2.74%,
10/15/30 ............... 6,225 5,362,357
(3-mo. CME Term SOFR + 1.11%),
1.76%, 11/19/31 .......... 8,300 6,568,767
Series u, (3-mo. LIBOR USD +
0.95%), 6.25%, 02/02/37 .... 19,361 16,505,532
Keurig Dr Pepper, Inc.
4.60%, 05/25/28 ............ 19,000 18,588,646
3.95%, 04/15/29 ............ 20,275 19,095,130
Kraft Heinz Foods Co.
4.13%, 07/01/27
(d)
........... GBP 2,985 3,502,586
3.75%, 04/01/30 ............ USD 10,375 9,628,040
4.25%, 03/01/31 ............ 6,910 6,573,249
Kronos International, Inc., 3.75%
,
09/15/25
(d)
................ EUR 6,387 6,333,389
Lessen, Inc., 9.66%
,
01/05/28
(a)(b)(c)
.. USD 39,939 37,142,836
Liberty Mutual Group, Inc., (5-Year
EUR Swap Annual + 3.70%), 3.63%
,
05/23/59
(b)(d)
............... EUR 13,947 14,419,971
Lightning eMotors, Inc., 7.50%
,
05/15/24
(a)(n)
............... USD 4,313 2,329,020
Lions Gate Capital Holdings LLC,
5.50%
,
04/15/29
(a)
........... 23,463 16,991,905
Litigation Systems, Inc., Series 2020-1,
Class A, 4.00%
,
10/30/27
(c)
..... 8,654 8,350,772
Lowe's Cos., Inc.
4.80%, 04/01/26 ............ 3,787 3,749,690
3.35%, 04/01/27 ............ 9,489 8,961,399
3.10%, 05/03/27 ............ 10,000 9,336,325
4.50%, 04/15/30 ............ 6,225 6,051,526
1.70%, 10/15/30 ............ 12,800 10,256,628
2.63%, 04/01/31 ............ 16,300 13,763,469
3.75%, 04/01/32 ............ 4,150 3,756,060
5.75%, 07/01/53 ............ 1,180 1,202,368
M/I Homes, Inc., 4.95%
,
02/01/28 ... 10,833 10,098,523
Massachusetts Institute of Technology,
3.96%
,
07/01/38 ............ 8,375 7,684,663
Matador Resources Co., 5.88%
,
09/15/26 ................. 457 442,854
Mauser Packaging Solutions Holding
Co., 7.88%
,
08/15/26
(a)
........ 33,107 32,892,084
Medline Borrower LP, 3.88%
,
04/01/29
(a)
................ 45,890 39,881,310
Medtronic Global Holdings SCA
2.63%, 10/15/25 ............ EUR 4,940 5,216,586
4.25%, 03/30/28 ............ USD 10,429 10,178,987
3.13%, 10/15/31 ............ EUR 3,800 3,969,038
Metropolitan Life Global Funding I,
1.88%
,
01/11/27
(a)
........... USD 637 567,487
MGM Resorts International
5.75%, 06/15/25 ............ 109 108,024
4.63%, 09/01/26 ............ 391 368,702
5.50%, 04/15/27 ............ 1,517 1,453,259
Midwest Gaming Borrower LLC, 4.88%
,
05/01/29
(a)
................ 6,911 6,102,745
Mondelez International Holdings
Netherlands BV, 1.25%
,
09/24/26
(a)
983 863,260
Moody's Corp., 0.95%
,
02/25/30 .... EUR 5,454 4,971,113

2023
BlackRock Semi-Annual Report to Shareholders
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Morgan Stanley
(b)
(1-day SOFR + 1.30%), 5.05%,
01/28/27 ............... USD 18,497 $ 18,342,880
(1-day SOFR + 0.86%), 1.51%,
07/20/27 ............... 1,562 1,383,882
(1-day SOFR + 1.00%), 2.48%,
01/21/28 ............... 21,862 19,729,015
(1-day SOFR + 1.61%), 4.21%,
04/20/28 ............... 40,932 39,321,149
(3-mo. EURIBOR + 0.87%), 0.50%,
10/26/29 ............... EUR 7,900 7,022,157
(3-mo. LIBOR USD + 1.63%),
4.43%, 01/23/30 .......... USD 2,075 1,974,229
(1-day SOFR + 1.14%), 2.70%,
01/22/31 ............... 20,200 17,179,968
(1-day SOFR + 3.12%), 3.62%,
04/01/31 ............... 6,640 5,983,242
(1-day SOFR + 1.03%), 1.79%,
02/13/32 ............... 8,300 6,438,285
(3-mo. EURIBOR + 1.25%), 2.95%,
05/07/32 ............... EUR 34,000 33,446,520
(3-mo. EURIBOR + 0.83%), 1.10%,
04/29/33 ............... 20,000 16,531,244
Morgan Stanley Bank NA, 4.75%
,
04/21/26 ................. USD 17,850 17,587,109
MPLX LP, 5.65%
,
03/01/53 ....... 137 127,995
MPT Operating Partnership LP, 3.33%
,
03/24/25 ................. EUR 4,921 4,804,409
Nasdaq, Inc.
5.65%, 06/28/25 ............ USD 4,165 4,177,025
5.35%, 06/28/28 ............ 6,603 6,612,526
4.50%, 02/15/32 ............ EUR 8,850 9,766,728
National Grid North America, Inc.,
1.05%
,
01/20/31
(d)
........... 3,871 3,360,136
Nationstar Mortgage Holdings, Inc.
(a)
6.00%, 01/15/27 ............ USD 2,465 2,293,152
5.50%, 08/15/28 ............ 7,695 6,740,397
5.13%, 12/15/30 ............ 7,284 5,908,781
5.75%, 11/15/31 ............ 3,441 2,826,592
Netflix, Inc.
5.88%, 02/15/25 ............ 4,200 4,216,800
4.88%, 04/15/28 ............ 4,200 4,153,670
5.88%, 11/15/28 ............ 10,000 10,328,020
New Home Co., Inc. (The), 7.25%
,
10/15/25
(a)
................ 2,117 1,958,225
New York Life Global Funding, 4.35%
,
09/16/25
(d)
................ GBP 5,880 7,126,598
Newmont Corp.
2.80%, 10/01/29 ............ USD 8,035 6,907,304
2.25%, 10/01/30 ............ 15,869 13,001,344
2.60%, 07/15/32 ............ 20,362 16,636,975
Nexstar Media, Inc.
(a)
5.63%, 07/15/27 ............ 2,431 2,265,916
4.75%, 11/01/28 ............ 4,104 3,560,282
NextEra Energy Capital Holdings, Inc.
6.05%, 03/01/25
(b)
........... 3,348 3,360,588
4.63%, 07/15/27 ............ 5,000 4,889,036
1.90%, 06/15/28 ............ 4,475 3,835,041
Nine Energy Service, Inc., 13.00%
,
02/01/28 ................. 4,164 3,656,929
Northern Oil & Gas, Inc., 8.75%
,
06/15/31
(a)
................ 5,846 5,743,695
Northern States Power Co., 2.90%
,
03/01/50 ................. 7,107 4,895,443
NRG Energy, Inc., 7.00%
,
03/15/33
(a)
18,371 18,523,204
Security
Par (000)
Par (000) Value
United States (continued)
NVIDIA Corp.
2.85%, 04/01/30 ............ USD 22,498 $ 20,401,754
2.00%, 06/15/31 ............ 31,985 26,787,946
OA Leasing Corp., 8.00%
,
01/21/24
(c)
AUD 3,090 2,027,527
OI European Group BV
(d)
2.88%, 02/15/25 ............ EUR 4,779 5,077,955
6.25%, 05/15/28 ............ 7,549 8,410,769
Olympus Water US Holding Corp.
7.13%, 10/01/27
(a)
........... USD 5,254 4,736,996
9.63%, 11/15/28
(d)
........... EUR 12,026 12,597,861
9.75%, 11/15/28
(a)
........... USD 31,757 30,972,602
Oncor Electric Delivery Co. LLC
4.30%, 05/15/28
(a)
........... 7,580 7,373,468
5.75%, 03/15/29 ............ 11,227 11,652,885
2.75%, 05/15/30 ............ 9,000 7,890,127
4.60%, 06/01/52 ............ 11,300 10,320,871
OPENLANE, Inc., 5.13%
,
06/01/25
(a)
. 64 62,719
Oracle Corp.
1.65%, 03/25/26 ............ 10,000 9,075,513
2.30%, 03/25/28 ............ 6,775 5,978,667
2.95%, 04/01/30 ............ 8,400 7,332,072
2.88%, 03/25/31 ............ 8,300 7,085,812
6.25%, 11/09/32 ............ 12,276 13,030,877
4.90%, 02/06/33 ............ 13,444 13,050,155
Organon & Co., 2.88%
,
04/30/28
(d)
.. EUR 5,200 4,921,495
Outfront Media Capital LLC
(a)
5.00%, 08/15/27 ............ USD 283 256,879
4.63%, 03/15/30 ............ 218 181,617
Pacific Gas & Electric Co.
3.25%, 02/16/24 ............ 353 346,478
6.10%, 01/15/29 ............ 4,945 4,865,448
6.15%, 01/15/33 ............ 6,430 6,288,867
6.40%, 06/15/33 ............ 7,745 7,702,604
4.95%, 07/01/50 ............ 10,000 7,854,101
3.50%, 08/01/50 ............ 1,840 1,170,434
Paramount Global, (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 4.00%), 6.38%
,
03/30/62
(b)
................ 13,483 11,247,657
Park Intermediate Holdings LLC,
4.88%
,
05/15/29
(a)
........... 9,753 8,405,135
Parker-Hannifin Corp.
3.65%, 06/15/24 ............ 12,000 11,758,168
3.25%, 06/14/29 ............ 15,000 13,642,680
PDC Energy, Inc., 5.75%
,
05/15/26 .. 261 259,955
PECO Energy Co.
3.00%, 09/15/49 ............ 5,725 3,978,771
4.60%, 05/15/52 ............ 6,500 5,941,608
Penske Truck Leasing Co. LP
(a)
4.00%, 07/15/25 ............ 4,091 3,913,227
5.55%, 05/01/28 ............ 10,000 9,845,748
Permian Resources Operating LLC
(a)
5.38%, 01/15/26 ............ 31,270 29,729,208
7.75%, 02/15/26 ............ 1,526 1,532,491
6.88%, 04/01/27 ............ 4,962 4,887,570
5.88%, 07/01/29 ............ 2,835 2,670,601
Pfizer Investment Enterprises Pte. Ltd.
4.65%, 05/19/25 ............ 25,000 24,777,253
4.75%, 05/19/33 ............ 24,922 24,828,101
5.30%, 05/19/53 ............ 10,855 11,285,740
5.34%, 05/19/63 ............ 22,180 22,445,012
Pfizer, Inc.
2.63%, 04/01/30 ............ 9,539 8,479,568
2.55%, 05/28/40 ............ 6,150 4,527,387
Pilgrim's Pride Corp., 6.25%
,
07/01/33 11,954 11,578,549

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Pioneer, Inc., 10.50%
,
11/18/30
(a)(b)(c)
. USD 28,038 $ 27,477,409
Pitney Bowes, Inc.
4.63%, 03/15/24 ............ 1,015 995,928
6.88%, 03/15/27
(a)
........... 29,790 22,058,601
Playtika Holding Corp., 4.25%
,
03/15/29
(a)
................ 1,750 1,553,125
PNC Financial Services Group, Inc.
(The), (1-day SOFR + 1.32%),
5.81%
,
06/12/26
(b)
........... 10,000 9,939,156
PPG Industries, Inc.
1.20%, 03/15/26 ............ 7,700 6,897,288
3.75%, 03/15/28 ............ 7,000 6,639,223
Prologis LP
4.88%, 06/15/28 ............ 8,785 8,705,403
2.25%, 01/15/32 ............ 2,751 2,220,712
4.63%, 01/15/33 ............ 6,898 6,734,151
Public Service Electric & Gas Co.,
4.65%
,
03/15/33 ............ 3,000 2,943,227
Rand Parent LLC, 8.50%
,
02/15/30
(a)
23,826 21,570,933
Raytheon Technologies Corp., 2.15%
,
05/18/30 ................. EUR 14,800 14,318,410
Realty Income Corp., 5.13%
,
07/06/34 13,020 14,191,085
Regal Rexnord Corp., 6.05%
,
02/15/26
(a)
................ USD 10,845 10,858,766
Republic Services, Inc.
2.50%, 08/15/24 ............ 8,300 8,006,713
2.90%, 07/01/26 ............ 4,150 3,888,804
3.38%, 11/15/27 ............ 4,697 4,417,635
4.88%, 04/01/29 ............ 4,640 4,632,617
RHP Hotel Properties LP, 4.75%
,
10/15/27 ................. 824 767,144
Rocket Mortgage LLC
(a)
2.88%, 10/15/26 ............ 16,070 14,221,950
3.63%, 03/01/29 ............ 10,254 8,618,159
3.88%, 03/01/31 ............ 695 563,546
Roper Technologies, Inc.
3.80%, 12/15/26 ............ 5,955 5,693,585
2.95%, 09/15/29 ............ 6,239 5,515,512
Royalty Pharma plc, 2.20%
,
09/02/30 8,000 6,431,057
Sabre GLBL, Inc.
(a)
9.25%, 04/15/25 ............ 2,161 2,015,349
7.38%, 09/01/25 ............ 12,740 11,308,151
11.25%, 12/15/27 ........... 7,219 6,118,102
SC Johnson & Son, Inc., 3.35%
,
09/30/24
(a)
................ 1,210 1,170,337
SCIL IV LLC
(d)
(3-mo. EURIBOR at 4.38% Floor +
4.38%), 7.62%, 11/01/26
(b)
... EUR 2,347 2,498,941
9.50%, 07/15/28 ............ 6,719 7,331,773
Seagate HDD Cayman
(a)
8.25%, 12/15/29 ............ USD 5,088 5,314,264
8.50%, 07/15/31 ............ 5,057 5,303,225
9.63%, 12/01/32 ............ 11,980 13,219,187
Select Medical Corp., 6.25%
,
08/15/26
(a)
................ 20,542 20,189,175
Sempra Energy, 3.70%
,
04/01/29 ... 5,806 5,302,861
Service Properties Trust
4.35%, 10/01/24 ............ 4,105 3,949,909
4.50%, 03/15/25 ............ 2,878 2,718,674
7.50%, 09/15/25 ............ 8,341 8,190,837
5.50%, 12/15/27 ............ 1,318 1,158,804
Sherwin-Williams Co. (The)
3.45%, 08/01/25 ............ 3,875 3,720,878
3.95%, 01/15/26 ............ 1,595 1,544,380
Security
Par (000)
Par (000) Value
United States (continued)
Shire Acquisitions Investments Ireland
DAC, 3.20%
,
09/23/26 ........ USD 6,000 $ 5,633,717
Silgan Holdings, Inc., 3.25%
,
03/15/25 EUR 6,300 6,719,706
Sirius XM Radio, Inc., 5.00%
,
08/01/27
(a)
................ USD 1,302 1,207,983
Sitio Royalties Corp., 11.08%
,
09/21/26
(b)(c)
............... 53,150 52,687,248
Southern California Edison Co.
Series D, 4.70%, 06/01/27 ..... 9,800 9,633,211
5.30%, 03/01/28 ............ 5,525 5,524,388
2.85%, 08/01/29 ............ 3,800 3,319,858
2.75%, 02/01/32 ............ 11,150 9,324,977
5.95%, 11/01/32 ............ 4,925 5,154,990
Series H, 3.65%, 06/01/51 ..... 7,800 5,784,678
5.70%, 03/01/53 ............ 2,261 2,260,494
Southern Co. (The), (5-Year EUR Swap
Annual + 2.11%), 1.88%
,
09/15/81
(b)
EUR 47,749 40,687,057
Southern Power Co., 1.85%
,
06/20/26 5,500 5,621,939
Spirit AeroSystems, Inc.
(a)
7.50%, 04/15/25 ............ USD 19,396 19,165,374
9.38%, 11/30/29 ............ 2,225 2,382,029
Sprint LLC, 7.88%
,
09/15/23 ...... 28,192 28,260,084
Sprint Spectrum Co. LLC
(a)
4.74%, 03/20/25 ............ 5,363 5,292,624
5.15%, 03/20/28 ............ 1,753 1,734,249
State Street Corp.
(b)
(1-day SOFR + 0.56%), 1.68%,
11/18/27 ............... 7,050 6,286,409
(3-mo. LIBOR USD + 1.00%),
6.55%, 06/15/47 .......... 21,748 17,841,672
Steel Dynamics, Inc., 3.45%
,
04/15/30 20,575 18,279,378
Stellantis NV, 3.38%
,
07/07/23
(d)
.... EUR 4,110 4,484,769
Stem, Inc., 0.50%
,
12/01/28
(a)(n)
.... USD 1,234 708,580
Summer BC Bidco B LLC, 5.50%
,
10/31/26
(a)
................ 875 735,000
SUN Country Marine, Inc., Series 2019-
1C, 7.00%
,
12/15/23
(c)
........ 3,123 3,095,953
Sun Country, Inc.
(c)
Series 2019-1B, 4.70%, 12/15/25 3,329 3,196,038
Series 2022-1A, 4.84%, 03/15/31 8,194 7,887,199
Sunoco LP
5.88%, 03/15/28 ............ 3,502 3,367,613
4.50%, 04/30/30 ............ 8,738 7,639,172
Tap Rock Resources LLC, 7.00%
,
10/01/26
(a)
................ 3,035 3,126,050
Targa Resources Corp., 6.50%
,
02/15/53 ................. 6,738 6,881,044
Taylor Morrison Communities, Inc.,
5.88%
,
06/15/27
(a)
........... 4,828 4,742,013
TEGNA, Inc.
4.63%, 03/15/28 ............ 1,083 955,747
5.00%, 09/15/29 ............ 4,796 4,137,708
Tenet Healthcare Corp.
4.25%, 06/01/29 ............ 34,027 30,740,924
4.38%, 01/15/30 ............ 17,771 16,036,469
6.13%, 06/15/30 ............ 6,609 6,514,491
Texas Capital Bank NA, (3-mo. LIBOR
USD + 4.50%), 10.04%
,
09/30/24
(a)(b)
24,145 22,776,149
Thermo Fisher Scientific Finance I BV,
0.00%
,
11/18/25 ............ EUR 4,400 4,376,213
T-Mobile USA, Inc.
1.50%, 02/15/26 ............ USD 10,546 9,529,336
3.75%, 04/15/27 ............ 8,000 7,572,845
2.05%, 02/15/28 ............ 5,298 4,593,820

2023
BlackRock Semi-Annual Report to Shareholders
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
2.40%, 03/15/29 ............ USD 8,314 $ 7,145,930
3.38%, 04/15/29 ............ 27,510 24,842,848
3.88%, 04/15/30 ............ 20,395 18,789,273
2.88%, 02/15/31 ............ 8,400 7,100,187
3.50%, 04/15/31 ............ 6,225 5,492,930
2.70%, 03/15/32 ............ 8,275 6,835,401
Topaz Solar Farms LLC, 5.75%
,
09/30/39
(a)
................ 9,735 9,545,527
Toyota Motor Credit Corp.
4.45%, 05/18/26 ............ 10,000 9,851,947
3.05%, 03/22/27 ............ 2,414 2,260,772
Transocean Titan Financing Ltd.,
8.38%
,
02/01/28
(a)
........... 2,888 2,949,370
Transocean, Inc., 8.75%
,
02/15/30
(a)
. 3,032 3,077,480
Tri Pointe Homes, Inc.
5.25%, 06/01/27 ............ 11,685 11,053,479
5.70%, 06/15/28 ............ 562 542,892
Tyson Foods, Inc., 3.95%
,
08/15/24 . 12,000 11,777,928
UGI International LLC, 2.50%
,
12/01/29
(d)
................ EUR 3,036 2,593,802
Union Pacific Corp.
3.70%, 03/01/29 ............ USD 4,150 3,960,639
2.40%, 02/05/30 ............ 2,215 1,924,966
4.95%, 05/15/53 ............ 3,940 3,921,446
United Wholesale Mortgage LLC,
5.50%
,
11/15/25
(a)
........... 16,105 15,324,027
UnitedHealth Group, Inc.
3.38%, 04/15/27 ............ 8,090 7,684,083
3.88%, 12/15/28 ............ 8,171 7,827,742
4.25%, 01/15/29 ............ 30,000 29,146,385
2.30%, 05/15/31 ............ 10,840 9,165,782
4.20%, 05/15/32 ............ 8,300 7,923,693
5.35%, 02/15/33 ............ 34,085 35,417,906
Uniti Group LP, 10.50%
,
02/15/28
(a)
.. 15,123 15,002,979
Vantage Drilling International, 9.50%
,
02/15/28
(a)
................ 9,053 8,888,869
Venture Global LNG, Inc., 8.13%
,
06/01/28
(a)
................ 36,166 36,731,445
Verizon Communications, Inc.
4.07%, 06/18/24 ............ GBP 1,293 1,612,568
2.63%, 08/15/26 ............ USD 878 816,135
4.13%, 03/16/27 ............ 4,800 4,660,525
2.10%, 03/22/28 ............ 8,000 7,027,782
1.13%, 11/03/28 ............ GBP 4,900 4,829,272
3.88%, 02/08/29 ............ USD 5,000 4,689,427
4.02%, 12/03/29 ............ 2,075 1,942,789
3.15%, 03/22/30 ............ 12,450 11,062,928
1.68%, 10/30/30 ............ 13,225 10,440,900
2.55%, 03/21/31 ............ 30,538 25,497,184
2.36%, 03/15/32 ............ 8,300 6,675,560
4.50%, 08/10/33 ............ 10,000 9,436,533
1.13%, 09/19/35 ............ EUR 1,823 1,415,078
Vertiv Group Corp., 4.13%
,
11/15/28
(a)
USD 7,009 6,314,924
Viasat, Inc.
(a)
5.63%, 09/15/25 ............ 985 954,455
5.63%, 04/15/27 ............ 11,391 10,635,321
VICI Properties LP
5.63%, 05/01/24
(a)
........... 6,773 6,731,249
3.50%, 02/15/25
(a)
........... 12,437 11,883,580
4.50%, 09/01/26
(a)
........... 434 410,008
4.25%, 12/01/26
(a)
........... 6,271 5,866,403
5.75%, 02/01/27
(a)
........... 4,419 4,324,964
3.75%, 02/15/27
(a)
........... 8,266 7,582,697
3.88%, 02/15/29
(a)
........... 5,000 4,387,813
Security
Par (000)
Par (000) Value
United States (continued)
4.63%, 12/01/29
(a)
........... USD 5,361 $ 4,867,091
4.95%, 02/15/30 ............ 7,775 7,293,572
4.13%, 08/15/30
(a)
........... 10,119 8,909,071
5.13%, 05/15/32 ............ 12,876 12,047,355
5.63%, 05/15/52 ............ 4,700 4,186,760
Vistra Operations Co. LLC
(a)
3.55%, 07/15/24 ............ 19,463 18,797,493
5.13%, 05/13/25 ............ 9,423 9,187,010
5.00%, 07/31/27 ............ 4,883 4,570,571
VMware, Inc.
4.65%, 05/15/27 ............ 7,659 7,441,445
4.70%, 05/15/30 ............ 26,083 24,892,192
2.20%, 08/15/31 ............ 4,150 3,261,070
Walt Disney Co. (The)
1.75%, 08/30/24 ............ 7,600 7,283,581
2.00%, 09/01/29 ............ 14,615 12,442,315
3.80%, 03/22/30 ............ 4,150 3,921,854
Warnermedia Holdings, Inc., 6.41%
,
03/15/26 ................. 2,588 2,590,140
Washington Mutual Bank
(b)(c)(g)(p)
0.00%, 09/21/17
(m)
.......... 15,753 2
0.00%, 09/21/17 ............ 25,126 2
Washington Mutual Escrow Bonds
(c)(g)(p)
0.00%, 11/06/09 ............ 45,161 112,903
0.00%, 09/19/17
(m)
.......... 2,631 —
Washington Mutual, Inc., 0.00%
,
10/03/17
(b)(c)(g)(p)
............. 14,745 1
Waste Management, Inc.
1.15%, 03/15/28 ............ 12,000 10,204,946
2.00%, 06/01/29 ............ 4,000 3,421,913
Weekley Homes LLC, 4.88%
,
09/15/28
(a)
................ 3,099 2,789,162
Wells Fargo & Co.
(b)
(Sterling Overnight Index Average +
1.28%), 3.47%, 04/26/28
(d)
... GBP 11,300 12,582,325
(1-day SOFR + 1.98%), 4.81%,
07/25/28 ............... USD 11,604 11,342,017
(3-mo. EURIBOR + 1.85%), 1.74%,
05/04/30
(d)
.............. EUR 19,700 18,355,594
(1-day SOFR + 1.26%), 2.57%,
02/11/31 ............... USD 10,000 8,466,897
Wells Fargo Bank NA, 5.25%
,
08/01/23
(d)
................ GBP 16,100 20,421,728
Welltower OP LLC
4.25%, 04/15/28 ............ USD 7,400 6,962,198
2.05%, 01/15/29 ............ 7,945 6,604,859
2.75%, 01/15/32 ............ 15,000 12,120,722
Western Digital Corp., 1.50%
,
02/01/24
(e)(n)
............... 17,400 16,869,300
WMG Acquisition Corp., 2.25%
,
08/15/31
(d)
................ EUR 2,330 2,010,479
Workday, Inc., 3.70%
,
04/01/29 .... USD 11,600 10,757,335
WRKCo, Inc., 3.90%
,
06/01/28 ..... 10,557 9,835,528
Wynn Las Vegas LLC
(a)
5.50%, 03/01/25 ............ 6,417 6,313,282
5.25%, 05/15/27 ............ 1,624 1,538,338
Wynn Resorts Finance LLC, 5.13%
,
10/01/29
(a)
................ 8,102 7,260,958
Xerox Holdings Corp., 5.00%
,
08/15/25
(a)
................ 30,255 28,562,684
XHR LP
(a)
6.38%, 08/15/25 ............ 2,317 2,274,321
4.88%, 06/01/29 ............ 3,000 2,572,500
5,927,635,350

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Zambia — 0.0%
First Quantum Minerals Ltd.
(a)
7.50%, 04/01/25 ............ USD 5,930 $ 5,909,067
6.88%, 03/01/26 ............ 6,210 6,087,353
6.88%, 10/15/27 ............ 700 678,909
8.63%, 06/01/31 ............ 1,000 1,020,000
13,695,329
Total Corporate Bonds — 33.1%
(Cost: $12,390,502,359) ........................... 11,823,442,857
Floating Rate Loan Interests
Canada — 0.0%
WestJet Airlines Ltd., Term Loan, (3-mo.
CME Term SOFR at 1.00% Floor +
3.00%), 8.25%
,
 12/11/26
(b)
..... 6 5,489
European Union — 0.1%
Project Casavo, Term Loan, (3-mo.
EURIBOR + 0.00%), 0.00% -
6.48%
,
 12/05/26
(b)(c)
.......... EUR 30,264 32,488,576
France — 0.0%
Tarkett Participation, Facility Term
Loan B, (6-mo. EURIBOR + 3.70%),
7.63%
,
 04/21/28
(b)
........... 1,888 1,878,489
Germany — 0.0%
(b)
Tele Columbus AG, Facility Term Loan
A3, (6-mo. EURIBOR + 3.50%),
7.43%
,
 10/15/24
(c)
........... 3,100 2,232,595
Wittur Holding GmbH, Facility 1st Lien
Term Loan B, (6-mo. EURIBOR +
4.50%), 7.44%
,
 10/02/26 ...... 7,200 5,462,565
7,695,160
Jersey, Channel Islands — 0.1%
(b)(c)
New Look Corp. Ltd., Term Loan
(2-mo. LIBOR USD + 0.00%),
16.50%, 11/10/27 ......... GBP 251 255,242
(1-mo. LIBOR GBP + 0.00%),
0.00%, 11/09/29 .......... 161 4,089
Vita Global Finco Ltd., Additional
Facility, (6-mo. LIBOR GBP +
7.00%), 11.99%
,
 07/06/27 ...... 7,644 9,076,274
Vita Global Finco Ltd., Facility B,
(6-mo. EURIBOR + 0.00%),
9.44%
,
 09/23/27 ............ EUR 12,739 12,962,663
22,298,268
Luxembourg — 0.1%
(b)
AEA International Holdings
(Luxembourg) SARL, 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.50% Floor + 3.75%),
9.31%
,
 09/07/28
(c)
........... USD 7,298 7,270,302
Luxembourg Life Fund II - Absolute
Return Fund III, Term Loan
(3-mo. CME Term SOFR + 9.25%),
14.75%, 05/27/26
(c)
........ 20,814 20,685,054
Rainbow UK Holdco Ltd., Facility
Term Loan B2, (6-mo. EURIBOR +
3.75%), 6.95%
,
 02/24/29 ...... EUR 2,600 2,725,167
30,680,523
Security
Par (000)
Par (000) Value
Mexico — 0.0%
Credito Real SAB de CV SOFOM ER,
Term Loan A, (3-mo. LIBOR USD +
3.75%), 0.00%
,
 02/21/24
(b)(c)(g)(p)
.. USD 2,240 $ 291,200
Netherlands — 0.0%
(b)
Columbus Finance BV, Facility Term
Loan B, (3-mo. EURIBOR + 3.75%),
7.35%
,
 01/01/38 ............ EUR 5,600 4,968,260
Median BV, Facility Term Loan B1,
(3-mo. EURIBOR + 4.93%),
8.52%
,
 10/14/27 ............ 7,000 7,044,514
12,012,774
Spain — 0.2%
(b)(c)
Challenger, Term Loan, (1-
mo. EURIBOR + 0.00%),
6.18%
,
 12/19/24 ............ 32,034 34,431,036
Galapagos, Term Loan, (3-
mo. EURIBOR + 0.00%),
3.90%
,
 01/01/28 ............ 32,244 35,406,753
69,837,789
United Kingdom — 0.3%
(b)
CML Project Horizons, Term Loan,
(3-mo. LIBOR GBP + 4.34%),
8.70%
,
 06/05/26
(c)
........... GBP 30,990 39,172,095
Connect Finco SARL, Term Loan,
(1-mo. LIBOR USD at 1.00% Floor +
3.50%), 8.70%
,
 12/11/26 ....... USD 16,192 16,166,573
Mercia, Term Loan A1, (3-mo. LIBOR
GBP + 2.40%), 6.53%
,
 04/09/25
(c)
GBP 9,371 11,796,898
Mercia, Term Loan A2, (3-mo. LIBOR
GBP + 2.40%), 6.53%
,
 04/09/25
(c)
28,574 35,970,028
Mercia, Term Loan B1, (3-mo. LIBOR
GBP + 2.40%), 6.53%
,
 04/09/25
(c)
1,646 2,071,993
Misys Ltd., 1st Lien Term Loan, (3-mo.
EURIBOR at 1.00% Floor + 3.00%),
6.60%
,
 06/13/24 ............ EUR 5,369 5,518,214
Virgin Media SFA Finance Ltd., Facility
Term Loan M, (1-mo. LIBOR GBP +
3.25%), 8.23%
,
 11/15/27 ....... GBP 5,100 6,152,502
116,848,303
United States — 2.9%
Aimbridge Acquisition Co., Inc., 1st Lien
Term Loan
(b)
(1-mo. CME Term SOFR + 3.75%),
8.94%, 02/02/26 .......... USD 8,166 7,894,720
(1-mo. CME Term SOFR at 0.75%
Floor + 4.75%), 9.90%, 02/02/26 3,274 3,193,791
Allied Universal Holdco LLC,
Term Loan, (1-mo. CME Term
SOFR at 0.50% Floor + 3.75%),
8.95%
,
 05/12/28
(b)
........... 7,369 7,152,118
Alorica, Inc., Term Loan, (1-mo. CME
Term SOFR at 1.50% Floor +
6.88%), 11.98%
,
 12/21/27
(b)(c)
.... 22,622 22,338,731
Altar BidCo, Inc., 2nd Lien Term Loan,
(12-mo. CME Term SOFR at 0.50%
Floor + 5.60%), 10.49%
,
 02/01/30
(b)
20,953 18,399,283
American Auto Auction Group LLC, 1st
Lien Term Loan B, (3-mo. CME Term
SOFR at 0.75% Floor + 5.00%),
10.24%
,
 12/30/27
(b)(c)
......... 3,194 2,969,969

2023
BlackRock Semi-Annual Report to Shareholders
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
American Rock Salt Co. LLC, 1st
Lien Term Loan, (1-mo. CME Term
SOFR at 0.75% Floor + 4.00%),
9.22%
,
 06/09/28
(b)
........... USD 2,345 $ 2,192,674
AMF MF Portfolio, Term Loan,
6.67%
,
 11/06/28
(c)(r)
.......... 4,446 4,418,216
Apex Tool Group LLC, 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.50% Floor + 5.25%),
10.44%
,
 02/08/29
(b)
.......... 13,599 12,554,863
Aruba Investments Holdings LLC, 1st
Lien Term Loan, (1-mo. LIBOR
USD at 0.75% Floor + 4.00%),
9.19%
,
 11/24/27
(b)
........... 4,848 4,669,891
Athenahealth Group, Inc., Delayed
Draw Term Loan, 02/15/29
(b)(s)
... 189 181,940
Athenahealth Group, Inc., Term Loan,
(1-mo. CME Term SOFR at 0.50%
Floor + 3.50%), 8.59%
,
 02/15/29
(b)
1,537 1,477,292
Avaya, Inc., Term Loan B3, (1-mo.
CME Term SOFR + 10.00%),
0.00%
,
 12/15/27
(b)
........... 959 239,716
Bakelite US Holdco, Inc., Term Loan,
(3-mo. CME Term SOFR at 0.50%
Floor + 4.00%), 9.39%
,
 05/29/29
(b)
15,197 14,906,154
Bally's Corp., Facility Term Loan B,
(1-mo. CME Term SOFR at 0.50%
Floor + 3.25%), 8.40%
,
 10/02/28
(b)
29,995 29,275,935
BCPE North Star US Holdco 2, Inc., 1st
Lien Term Loan, (3-mo. CME Term
SOFR at 0.75% Floor + 4.00%),
9.54%
,
 06/09/28
(b)
........... 10,080 9,223,337
Caliber Home Loans, Term Loan,
(1-mo. LIBOR USD + 0.00%),
8.43%
,
 07/15/26
(b)(c)
.......... 50,380 50,128,100
Centuri Group, Inc., Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor +
2.50%), 7.72%
,
 08/27/28
(b)(j)
..... —
(f)
265
City Brewing Co. LLC, 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.75% Floor + 3.50%),
8.76%
,
 04/05/28
(b)
........... 3,937 2,539,389
CML Hyatt Lost Pines, Term Loan,
(1-mo. LIBOR USD at 1.00% Floor +
0.00%), 8.32%
,
 09/09/24
(b)(c)
.... 25,700 25,188,308
CML La Quinta Resort, Term Loan,
(1-mo. LIBOR USD + 0.00%), 0.00%
- 8.17%
,
 10/25/24
(b)(c)
......... 21,774 21,110,024
CML Lake Tahoe Resort Hotel, Term
Loan, (1-mo. LIBOR USD + 0.00%),
0.00% - 8.06%
,
 12/09/24
(b)(c)
.... 15,033 14,406,345
CML Paradise Plaza, Term Loan,
(3-mo. LIBOR USD at 0.15% Floor +
0.00%), 0.00% - 8.70%
,
 12/09/26
(b)(c)
24,586 23,845,120
CML ST Regis Aspen, Term Loan,
(1-mo. CME Term SOFR at
0.10% Floor + 0.00%), 0.00% -
7.96%
,
 02/07/25
(b)(c)
.......... 30,748 29,610,924
CML Terranea Resort, Term Loan,
(1-mo. LIBOR USD + 0.00%),
0.00%
,
 01/01/30
(b)(c)
.......... 16,500 16,500,000
CML Trigrams, Term Loan, (1-mo.
CME Term SOFR + 0.00%),
7.75%
,
 09/15/23
(b)(c)
.......... 48,970 48,764,760
Security
Par (000)
Par (000) Value
United States (continued)
Colorado Plaza, Term Loan, (1-mo.
LIBOR USD + 0.00%), 0.00% -
14.75%
,
 11/15/23
(b)(c)(g)(p)
....... USD 15,894 $ 7,981,118
Conair Holdings LLC, 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.50% Floor + 3.75%),
9.29%
,
 05/17/28
(b)
........... 2,297 2,159,828
ConnectWise LLC, Term Loan, (1-mo.
LIBOR USD at 0.50% Floor +
3.50%), 8.69%
,
 09/29/28
(b)
..... 12,713 12,355,894
Cornerstone Building Brands, Inc.,
Term Loan B, (1-mo. CME Term
SOFR at 0.50% Floor + 3.25%),
8.50%
,
 04/12/28
(b)
........... 11,549 11,036,468
Coty, Inc., Term Loan B, (1-mo.
EURIBOR + 2.50%), 2.50% -
5.75%
,
 04/07/25
(b)
........... EUR 2,254 2,451,074
CP Iris Holdco I, Inc., 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.50% Floor + 3.75%),
8.95%
,
 10/02/28
(b)
........... USD 1,723 1,596,067
CP Iris Holdco I, Inc., Delayed Draw 1st
Lien Term Loan, 10/02/28
(b)(s)
.... 298 276,344
DirecTV Financing LLC, Term Loan,
(1-mo. CME Term SOFR at 0.75%
Floor + 5.00%), 10.22%
,
 08/02/27
(b)
8,402 8,204,540
DRI Holding, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50%
Floor + 5.25%), 10.45%
,
 12/21/28
(b)
6,235 5,580,392
DS Parent, Inc., Term Loan B, (6-mo.
CME Term SOFR at 0.75% Floor +
5.75%), 11.34%
,
 12/10/28
(b)
..... 9,373 9,091,834
ECL Entertainment LLC, Term Loan B,
(1-mo. CME Term SOFR at 0.75%
Floor + 7.50%), 12.72%
,
 05/01/28
(b)
11,865 11,894,806
EIS Group, Ltd., Term Loan
(b)(c)
12.10%, 07/10/28 ........... 2,892 2,845,010
12.10%, 07/10/28 ........... 28,919 28,450,095
Emerald Technologies US
AcquisitionCo., Inc., Term Loan B,
(3-mo. CME Term SOFR at 1.00%
Floor + 6.25%), 11.66%
,
 12/29/27
(b)(c)
7,737 7,350,536
Fertitta Entertainment LLC, Term Loan
B, (1-mo. CME Term SOFR at 0.50%
Floor + 4.00%), 9.10%
,
 01/27/29
(b)
15,258 15,038,417
Flexsys Holdings, Inc., 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.75% Floor + 5.25%),
10.75%
,
 11/01/28
(b)
.......... 4,498 4,063,235
Galaxy Brands, Delayed Draw Term
Loan, (1-mo. LIBOR USD at 1.00%
Floor + 0.00%), 10.82%
,
 06/24/27
(b)
(c)
...................... 6,122 6,099,222
Galaxy Universal LLC, Term Loan,
(3-mo. LIBOR USD at 1.00% Floor +
0.00%), 10.98%
,
 11/12/26
(b)(c)
.... 28,089 27,105,668
GoTo Group, Inc., 1st Lien Term Loan,
(1-mo. LIBOR USD + 4.75%),
9.94%
,
 08/31/27
(b)
........... 26,697 16,596,629
Green Plains Operating Co. LLC, Term
Loan, (3-mo. LIBOR USD + 0.00%),
11.29%
,
 07/20/26
(b)(c)
......... 23,920 24,070,696

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Helix Gen Funding LLC, Term Loan,
(3-mo. LIBOR USD at 1.00% Floor +
3.75%), 9.29%
,
 06/03/24
(b)(j)
..... USD 950 $ 942,761
Herschend Entertainment Co. LLC,
Term Loan, (3-mo. CME Term
SOFR at 0.50% Floor + 3.75%),
8.97%
,
 08/27/28
(b)
........... 3,737 3,740,049
Hilton Washington Dupont Hotel, Term
Loan, (1-mo. LIBOR USD at 1.00%
Floor + 0.00%), 7.67%
,
 04/01/24
(b)(c)
30,379 29,292,829
Houston Center, Term Loan,
(1-mo. LIBOR USD + 0.00%),
7.27%
,
 01/24/24
(b)(c)
.......... 30,825 24,498,609
HRNI Holdings LLC, Term Loan B,
(1-mo. CME Term SOFR at 0.75%
Floor + 4.25%), 9.44%
,
 12/11/28
(b)
34,460 33,139,004
Hydrofarm Holdings Group, Inc.,
Term Loan, (1-mo. CME Term
SOFR at 1.00% Floor + 5.50%),
10.72%
,
 10/25/28
(b)(c)
......... 4,470 3,665,343
Interface Security LLC, Term Loan,
(1-mo. LIBOR USD at 1.75% Floor +
7.00%), 12.20%
,
 08/07/23
(b)(c)
... 14,253 12,720,722
J&J Ventures Gaming LLC, Term Loan,
(3-mo. CME Term SOFR at 0.75%
Floor + 4.00%), 9.54%
,
 04/26/28
(b)
7,951 7,853,698
Jack Ohio Finance LLC, Term Loan,
(1-mo. CME Term SOFR at 0.75%
Floor + 4.75%), 9.97%
,
 10/04/28
(b)
6,076 5,844,157
Kronos Acquisition Holdings, Inc.,
Term Loan, (3-mo. CME Term
SOFR at 1.00% Floor + 6.00%),
11.38%
,
 12/22/26
(b)
.......... 3,312 3,241,693
Maverick Gaming LLC, Facility
Term Loan B, (3-mo. CME Term
SOFR at 1.00% Floor + 7.50%),
12.98%
,
 09/03/26
(b)(c)
......... 5,501 4,208,342
Medical Solutions Holdings, Inc., 2nd
Lien Term Loan, (3-mo. CME Term
SOFR at 0.50% Floor + 7.00%),
12.36%
,
 11/01/29
(b)
.......... 3,210 2,836,838
Medline Borrower LP, Term Loan,
(1-mo. CME Term SOFR at 0.50%
Floor + 3.25%), 8.47%
,
 10/23/28
(b)
41,891 41,380,089
Naked Juice LLC, 2nd Lien Term Loan,
(3-mo. CME Term SOFR at 0.50%
Floor + 6.00%), 11.34%
,
 01/24/30
(b)
943 742,613
Nielsen Consumer, Inc. Term Loan B,
03/06/28
(b)(s)
............... EUR 7,300 7,575,438
OD Intermediate SUBI Holdco II LLC,
Term Loan, 10.00%
,
 04/01/26
(c)(r)
. USD 35,827 33,821,044
Olaplex, Inc., Term Loan, (1-mo. CME
Term SOFR at 0.50% Floor +
3.50%), 8.70%
,
 02/23/29
(b)
..... 12,678 11,822,561
Park Avenue Tower, Term Loan, (1-mo.
LIBOR USD + 0.00%), 0.00% -
7.92%
,
 03/09/24
(b)(c)
.......... 42,152 38,970,878
Park River Holdings, Inc., 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.75% Floor + 3.25%),
8.52%
,
 12/28/27
(b)
........... 2,089 1,998,689
ProFrac Holdings II LLC, Term Loan,
(3-mo. CME Term SOFR at 1.00%
Floor + 7.25%), 12.78%
,
 03/04/25
(b)
10,871 10,871,289
Security
Par (000)
Par (000) Value
United States (continued)
Quartz AcquireCo LLC, Term Loan,
(1-mo. CME Term SOFR at 0.50%
Floor + 3.50%), 8.59%
,
 06/28/30
(b)(c)
USD 7,893 $ 7,883,134
Redstone HoldCo 2 LP, 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.75% Floor + 4.75%),
10.01%
,
 04/27/28
(b)
.......... 22,968 19,048,941
Redstone HoldCo 2 LP, 2nd Lien
Term Loan, (3-mo. CME Term
SOFR at 0.75% Floor + 7.75%),
13.04%
,
 04/27/29
(b)
.......... 10,460 6,380,600
Robertshaw U.S. Holding Corp.,
Term Loan, (3-mo. CME Term
SOFR at 1.00% Floor + 8.00%),
13.34%
,
 02/28/27
(b)(c)
......... 4,760 1,047,200
SCIH Salt Holdings, Inc., 1st Lien
Term Loan B1, (1-mo. CME Term
SOFR at 0.75% Floor + 4.00%),
9.19%
,
 03/16/27
(b)
........... 11,315 11,134,645
Shearer's Foods LLC, 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.75% Floor + 3.50%),
8.72%
,
 09/23/27
(b)
........... 1,569 1,547,095
Sheraton Austin, Term Loan, (1-mo.
CME Term SOFR at 0.25% Floor +
0.00%), 0.00% - 8.52%
,
 06/01/24
(b)(c)
22,436 21,545,976
Signal Parent, Inc., Term Loan, (1-mo.
CME Term SOFR at 0.75% Floor +
3.50%), 8.70%
,
 04/03/28
(b)
..... 6,201 5,002,085
Sonder Corp., 0.00% 01/19/27
(b)(c)
... 38,190 33,416,351
SWF Holdings I Corp., 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.75% Floor + 4.00%),
9.22%
,
 10/06/28
(b)
........... 3,967 3,199,214
The Vinoy St. Petersburg, Term
Loan, (6-mo. CME Term SOFR
at 0.39% Floor + 0.00%), 0.00% -
7.72%
,
 06/09/24
(b)(c)
.......... 26,834 25,554,713
Triton Water Holdings, Inc., 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.50% Floor + 3.25%),
8.49%
,
 03/31/28
(b)
........... 4,145 4,000,846
Vaca Morada, Term Loan, (3-mo.
LIBOR USD + 0.00%), 0.00% -
3.00%
,
 03/25/24
(b)(c)
.......... 11,172 11,143,991
Vaco Holdings LLC, Term Loan, (6-mo.
CME Term SOFR at 0.75% Floor +
5.00%), 10.59%
,
 01/21/29
(b)
..... 7,685 6,998,164
Woof Holdings, Inc., 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.75% Floor + 3.75%),
8.95%
,
 12/21/27
(b)
........... 3,225 3,151,967
1,017,651,306
Total Floating Rate Loan Interests — 3.7%
(Cost: $1,394,624,254) ........................... 1,311,687,877
Foreign Agency Obligations
Argentina — 0.0%
YPF SA
6.95%, 07/21/27
(d)
........... 4,000 3,240,000
8.50%, 06/27/29
(d)
........... 1,291 1,089,100
7.00%, 09/30/33
(b)(d)(e)
......... 5,545 4,100,218

2023
BlackRock Semi-Annual Report to Shareholders
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Argentina (continued)
7.00%, 12/15/47
(a)
........... USD 4,456 $ 3,032,665
11,461,983
Chile — 0.1%
Empresa Nacional del Petroleo
3.75%, 08/05/26
(d)
........... 12,397 11,731,529
6.15%, 05/10/33
(a)
........... 1,955 1,949,507
13,681,036
Colombia — 0.2%
Ecopetrol SA
5.88%, 09/18/23 ............ 4,000 3,986,000
4.13%, 01/16/25 ............ 4,682 4,482,781
8.63%, 01/19/29 ............ 27,700 27,713,850
6.88%, 04/29/30 ............ 24,501 22,238,333
8.88%, 01/13/33 ............ 22,763 22,439,196
5.88%, 05/28/45 ............ 2,385 1,618,580
82,478,740
Finland — 0.0%
Finnair OYJ, 4.25%
,
05/19/25
(d)
.... EUR 2,625 2,663,892
France — 0.3%
Electricite de France SA
(d)
(6-Year EUR Swap Annual +
3.44%), 4.00%
(b)(o)
......... 10,300 10,882,286
(12-Year EUR Swap Annual +
3.79%), 5.38%
(b)(o)
......... 11,000 11,703,120
(12-Year EUR Swap Annual +
3.04%), 5.00%
(b)(o)
......... 900 924,383
(13-Year GBP Swap Semi + 4.23%),
6.00%
(b)(o)
............... GBP 7,300 8,405,274
(5-Year EURIBOR ICE Swap Rate +
3.37%), 2.88%
(b)(o)
......... EUR 5,400 5,011,825
(5-Year EUR Swap Annual +
3.20%), 3.00%
(b)(o)
......... 1,000 921,846
6.25%, 05/30/28 ............ GBP 15,600 19,453,125
(5-Year EUR Swap Annual +
4.86%), 7.50%
(b)(o)
......... EUR 8,200 9,080,662
(BPISDS15 + 3.32%), 5.88%
(b)(o)
. GBP 3,000 3,131,363
(5-Year EUR Swap Annual +
3.97%), 3.38%
(b)(o)
......... EUR 7,600 6,350,705
4.25%, 01/25/32 ............ 12,700 13,691,387
89,555,976
Hungary — 0.0%
MFB Magyar Fejlesztesi Bank Zrt.,
6.50%
,
06/29/28
(d)
........... USD 6,610 6,541,587
India — 0.0%
Power Finance Corp. Ltd., 4.50%
,
06/18/29
(d)
................ 1,500 1,393,035
Indonesia — 0.0%
(d)
Bank Mandiri Persero Tbk. PT, 5.50%
,
04/04/26 ................. 380 378,617
Pertamina Persero PT, 3.65%
,
07/30/29 8,043 7,419,828
7,798,445
Ireland — 0.0%
AIB Group plc
(b)(d)(o)
(5-Year EUR Swap Annual +
5.70%), 5.25% ........... EUR 8,825 8,982,715
(5-Year EUR Swap Annual +
6.63%), 6.25% ........... 3,229 3,320,504
12,303,219
Security
Par (000)
Par (000) Value
Italy — 0.1%
(d)
A2A SpA, 4.50%
,
09/19/30 ....... EUR 6,153 $ 6,740,406
Banca Monte dei Paschi di Siena SpA,
(3-mo. EURIBOR + 3.21%), 6.75%
,
03/02/26
(b)
................ 8,755 9,553,456
Poste Italiane SpA, (5-Year EURIBOR
ICE Swap Rate + 2.68%), 2.63%
(b)(o)
3,860 3,190,614
19,484,476
Mexico — 0.4%
Comision Federal de Electricidad,
4.88%
,
01/15/24
(d)
........... USD 14,519 14,348,692
Petroleos Mexicanos
4.88%, 01/18/24 ............ 10,000 9,786,250
4.25%, 01/15/25 ............ 2,147 2,023,097
6.88%, 08/04/26 ............ 51,105 47,463,769
6.50%, 03/13/27 ............ 4,279 3,797,613
8.75%, 06/02/29 ............ 23,549 21,115,211
5.95%, 01/28/31 ............ 5,135 3,741,515
6.70%, 02/16/32 ............ 14,062 10,672,355
5.50%, 06/27/44 ............ 5,383 3,088,496
6.75%, 09/21/47 ............ 7,332 4,581,693
6.35%, 02/12/48 ............ 13,040 7,858,686
Series 13-2, 7.19%, 09/12/24 ... MXN 2,306 12,484,091
140,961,468
Morocco — 0.0%
OCP SA
(d)
4.50%, 10/22/25 ............ USD 7,000 6,767,110
5.13%, 06/23/51 ............ 2,568 1,865,934
8,633,044
Netherlands — 0.0%
TenneT Holding BV, (5-Year EUR Swap
Annual + 2.72%), 2.37%
(b)(d)(o)
.... EUR 5,400 5,532,355
Norway — 0.0%
Equinor ASA, 1.38%
,
05/22/32
(d)
.... 3,860 3,493,072
Oman — 0.0%
OQ SAOC, 5.13%
,
05/06/28
(a)
..... USD 1,712 1,619,877
Panama — 0.0%
Aeropuerto Internacional de Tocumen
SA, 5.13%
,
08/11/61
(a)
........ 1,712 1,316,254
Peru — 0.0%
Corp. Financiera de Desarrollo SA,
4.75%
,
07/15/25
(d)
........... 4,545 4,437,011
Poland — 0.1%
Bank Gospodarstwa Krajowego, 5.38%
,
05/22/33
(a)
................ 16,162 16,000,380
South Korea — 0.0%
Korea National Oil Corp.
(d)
4.75%, 04/03/26 ............ 500 490,420
4.88%, 04/03/28 ............ 500 495,920
986,340
Supranational — 0.0%
European Union
(d)
Series NGEU, 2.63%, 02/04/48 .. EUR 3,234 3,186,344
Series NGEU, 3.00%, 03/04/53 .. 5,417 5,611,501
8,797,845
Total Foreign Agency Obligations — 1.2%
(Cost: $457,158,888) ............................. 439,140,035

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Foreign Government Obligations
Angola — 0.0%
Republic of Angola, 8.75%
,
04/14/32
(a)
USD 9,675 $ 8,136,094
Bahrain — 0.0%
Kingdom of Bahrain
(d)
5.45%, 09/16/32 ............ 3,817 3,399,840
7.50%, 09/20/47 ............ 3,615 3,275,588
6,675,428
Benin — 0.0%
Benin Government Bond
(d)
4.88%, 01/19/32 ............ EUR 2,283 1,885,447
6.88%, 01/19/52 ............ 2,282 1,754,264
3,639,711
Brazil — 0.1%
Federative Republic of Brazil
10.00%, 01/01/25 ........... BRL 130 26,818,192
10.00%, 01/01/27 ........... 68 14,182,427
41,000,619
Chile — 0.0%
Republic of Chile, 4.34%
,
03/07/42 .. USD 6,163 5,467,814
China — 0.1%
China Development Bank, 3.30%
,
02/01/24 ................. CNY 168,000 23,234,914
Colombia — 0.4%
Republic of Colombia
4.50%, 01/28/26 ............ USD 8,419 7,991,988
3.88%, 03/22/26 ............ EUR 1,296 1,355,124
7.50%, 08/26/26 ............ COP 195,000,000 43,798,266
3.88%, 04/25/27 ............ USD 4,922 4,455,739
5.75%, 11/03/27 ............ COP 160,046,300 32,988,808
7.00%, 03/26/31 ............ 73,771,400 14,875,907
3.13%, 04/15/31 ............ USD 12,413 9,375,166
8.00%, 04/20/33 ............ 13,528 13,754,594
7.25%, 10/18/34 ............ COP 72,332,000 13,932,517
4.13%, 05/15/51 ............ USD 9,149 5,464,972
147,993,081
Costa Rica — 0.0%
Republic of Costa Rica
(d)
6.13%, 02/19/31 ............ 10,199 10,115,674
6.55%, 04/03/34 ............ 2,756 2,761,237
12,876,911
Czech Republic — 0.4%
Czech Republic
0.95%, 05/15/30
(d)
........... CZK 171,640 6,274,265
5.00%, 09/30/30 ............ 1,830,830 86,867,918
1.20%, 03/13/31 ............ 911,580 33,156,504
4.20%, 12/04/36
(d)
........... 168,180 7,536,802
133,835,489
Dominican Republic — 0.2%
Dominican Republic Government Bond
6.88%, 01/29/26
(d)
........... USD 5,102 5,136,591
5.95%, 01/25/27
(d)
........... 7,170 7,010,969
4.50%, 01/30/30
(a)
........... 8,162 7,133,425
7.05%, 02/03/31
(a)
........... 2,446 2,436,509
4.88%, 09/23/32
(a)
........... 13,213 11,244,395
4.88%, 09/23/32
(d)
........... 19,444 16,547,039
5.30%, 01/21/41
(d)
........... 1,440 1,133,266
50,642,194
Security
Par (000)
Par (000) Value
Egypt — 0.1%
Arab Republic of Egypt
5.25%, 10/06/25
(d)
........... USD 2,153 $ 1,634,170
6.38%, 04/11/31
(d)
........... EUR 2,600 1,565,438
7.63%, 05/29/32
(d)
........... USD 28,639 16,594,582
8.50%, 01/31/47
(d)
........... 3,050 1,615,341
8.50%, 01/31/47
(a)
........... 2,987 1,581,975
7.90%, 02/21/48
(d)
........... 3,180 1,627,937
7.50%, 02/16/61
(a)
........... 3,421 1,705,266
7.50%, 02/16/61
(d)
........... 15,000 7,477,050
33,801,759
El Salvador — 0.0%
Republic of El Salvador, 7.65%
,
06/15/35
(d)
................ 6,136 3,606,741
Gabon — 0.0%
Gabon Government Bond, 7.00%
,
11/24/31
(d)
................ 5,780 4,584,638
Germany — 0.5%
Bundesrepublik Deutschland
(d)
0.10%, 04/15/26 ............ EUR 57,479 61,268,502
0.50%, 02/15/28 ............ 15,900 15,804,396
0.00%, 08/15/29 ............ 19,480 18,331,501
0.00%, 08/15/31 ............ 4,800 4,333,304
1.70%, 08/15/32 ............ 83,140 85,788,704
4.00%, 01/04/37 ............ 4,420 5,656,247
191,182,654
Ghana — 0.0%
Republic of Ghana
(b)(d)(g)(p)
6.38%, 02/11/27 ............ USD 1,805 776,655
7.63%, 05/16/29 ............ 7,974 3,382,651
8.63%, 04/07/34 ............ 1,805 766,872
8.95%, 03/26/51 ............ 1,805 743,101
5,669,279
Guatemala — 0.1%
Republic of Guatemala
5.25%, 08/10/29
(a)
........... 2,943 2,798,558
5.25%, 08/10/29
(d)
........... 2,695 2,562,729
3.70%, 10/07/33
(d)
........... 5,374 4,323,329
6.60%, 06/13/36
(a)
........... 16,502 16,609,263
4.65%, 10/07/41
(a)
........... 4,095 3,268,916
29,562,795
Hong Kong — 0.0%
Hong Kong Government International
Bond
(d)
4.50%, 01/11/28 ............ 850 853,417
4.63%, 01/11/33 ............ 425 438,732
5.25%, 01/11/53 ............ 200 225,492
1,517,641
Hungary — 0.0%
Hungary Government Bond
5.38%, 03/25/24 ............ 1,002 997,992
5.25%, 06/16/29
(a)
........... 5,978 5,806,790
5.50%, 06/16/34
(d)
........... 7,500 7,266,525
14,071,307
India — 0.0%
Indian Railway Finance Corp. Ltd.,
3.25%
,
02/13/30
(d)
........... 638 560,190

2023
BlackRock Semi-Annual Report to Shareholders
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Indonesia — 0.8%
Bank Negara Indonesia Persero Tbk.
PT, 3.75%
,
03/30/26
(d)
........ USD 1,980 $ 1,824,847
Perusahaan Penerbit SBSN Indonesia
III, 4.40%
,
06/06/27
(a)
......... 3,966 3,903,100
Republic of Indonesia
4.55%, 01/11/28 ............ 475 467,201
4.10%, 04/24/28 ............ 6,806 6,556,084
6.38%, 08/15/28 ............ IDR 248,266,000 16,865,694
9.00%, 03/15/29 ............ 117,321,000 8,913,031
8.25%, 05/15/29 ............ 179,715,000 13,191,687
6.38%, 04/15/32 ............ 586,734,000 39,272,141
4.85%, 01/11/33 ............ USD 500 498,595
7.00%, 02/15/33 ............ IDR 535,700,000 37,624,952
8.25%, 05/15/36 ............ 479,511,000 36,800,765
7.50%, 05/15/38 ............ 294,733,000 21,221,562
7.13%, 06/15/38 ............ 1,033,319,000 73,195,583
6.75%, 01/15/44
(d)
........... USD 5,843 6,846,827
5.65%, 01/11/53 ............ 400 418,180
267,600,249
Ivory Coast — 0.1%
Republic of Cote d'Ivoire
(d)
6.38%, 03/03/28 ............ 11,954 11,493,891
5.88%, 10/17/31 ............ EUR 1,856 1,690,531
4.88%, 01/30/32 ............ 1,665 1,412,327
6.13%, 06/15/33 ............ USD 14,273 12,460,186
6.88%, 10/17/40 ............ EUR 1,660 1,373,832
6.63%, 03/22/48 ............ 1,845 1,422,431
29,853,198
Jamaica — 0.0%
Jamaica Government Bond, 6.75%
,
04/28/28 ................. USD 3,408 3,556,180
Jordan — 0.1%
Hashemite Kingdom of Jordan
(d)
4.95%, 07/07/25 ............ 2,506 2,421,573
5.85%, 07/07/30 ............ 15,236 13,902,545
16,324,118
Kenya — 0.0%
Republic of Kenya, 8.00%
,
05/22/32
(d)
15,652 13,186,027
Mexico — 2.1%
United Mexican States
0.00%, 11/28/24
(m)
........... MXN 250,000 126,471,534
0.00%, 01/23/25
(m)
.......... 88,730 44,157,725
7.50%, 06/03/27 ............ 7,245 40,198,491
3.75%, 01/11/28 ............ USD 5,536 5,264,348
8.50%, 05/31/29 ............ MXN 32,934 190,365,590
2.66%, 05/24/31 ............ USD 11,988 9,947,043
7.75%, 05/29/31 ............ MXN 24,018 132,695,249
4.88%, 05/19/33 ............ USD 2,369 2,260,358
7.50%, 05/26/33 ............ MXN 22,540 121,384,260
6.35%, 02/09/35 ............ USD 1,142 1,197,981
8.50%, 11/18/38 ............ MXN 9,723 55,313,801
6.34%, 05/04/53 ............ USD 9,730 9,905,140
739,161,520
Morocco — 0.1%
Kingdom of Morocco
2.38%, 12/15/27
(d)
........... 812 708,145
5.95%, 03/08/28
(a)
........... 2,779 2,802,205
6.50%, 09/08/33
(a)
........... 18,006 18,512,689
6.50%, 09/08/33
(d)
........... 1,980 2,035,717
Security
Par (000)
Par (000) Value
Morocco (continued)
4.00%, 12/15/50
(d)
........... USD 3,235 $ 2,169,391
26,228,147
Nigeria — 0.1%
Federal Republic of Nigeria
8.38%, 03/24/29
(a)
........... 3,637 3,266,317
7.88%, 02/16/32
(d)
........... 15,219 12,721,714
7.63%, 11/28/47
(d)
........... 8,457 5,988,232
9.25%, 01/21/49
(d)
........... 3,820 3,151,424
25,127,687
Oman — 0.1%
Oman Government Bond
(d)
6.50%, 03/08/47 ............ 7,174 6,666,081
6.75%, 01/17/48 ............ 8,603 8,246,233
14,912,314
Panama — 0.1%
Republic of Panama
3.88%, 03/17/28 ............ 5,499 5,201,504
3.16%, 01/23/30 ............ 7,317 6,400,399
6.40%, 02/14/35 ............ 19,287 20,060,216
6.85%, 03/28/54 ............ 11,605 12,050,632
43,712,751
Paraguay — 0.0%
Republic of Paraguay
(d)
5.60%, 03/13/48 ............ 6,087 5,334,951
5.40%, 03/30/50 ............ 4,023 3,446,062
8,781,013
Peru — 0.0%
Republic of Peru
2.78%, 01/23/31 ............ 5,557 4,757,959
1.86%, 12/01/32 ............ 10,590 8,132,485
12,890,444
Philippines — 0.0%
Republic of Philippines, 2.65%
,
12/10/45 ................. 1,702 1,141,565
Poland — 0.0%
Republic of Poland
4.88%, 10/04/33 ............ 4,294 4,205,458
4.25%, 02/14/43
(d)
........... EUR 3,388 3,626,114
5.50%, 04/04/53 ............ USD 6,571 6,596,496
14,428,068
Romania — 0.1%
Romania Government Bond
5.25%, 11/25/27
(a)
........... 5,955 5,806,304
2.13%, 03/07/28
(d)
........... EUR 11,222 10,606,516
2.88%, 03/11/29
(d)
........... 6,183 5,854,613
2.50%, 02/08/30
(d)
........... 6,501 5,833,732
2.12%, 07/16/31
(d)
........... 7,422 6,116,522
34,217,687
Russia — 0.0%
Russian Federation, 6.10%
,
07/18/35
(b)
(g)(p)
..................... RUB 1,479,489 5,537,752
Saudi Arabia — 0.1%
Kingdom of Saudi Arabia
4.50%, 04/17/30
(d)
........... USD 6,941 6,807,386
2.25%, 02/02/33
(d)
........... 5,153 4,146,722
5.00%, 01/18/53
(a)
........... 5,621 5,199,706
3.45%, 02/02/61
(d)
........... 17,250 12,104,670
28,258,484

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Senegal — 0.0%
Republic of Senegal
(d)
4.75%, 03/13/28 ............ EUR 1,427 $ 1,339,687
6.25%, 05/23/33 ............ USD 3,537 2,950,212
5.38%, 06/08/37 ............ EUR 2,020 1,469,644
6.75%, 03/13/48 ............ USD 2,285 1,631,650
7,391,193
South Africa — 0.4%
Republic of South Africa
4.85%, 09/30/29 ............ 6,231 5,472,937
8.00%, 01/31/30 ............ ZAR 1,398,787 65,655,209
8.25%, 03/31/32 ............ 222,483 9,945,966
5.88%, 04/20/32 ............ USD 6,017 5,329,016
9.00%, 01/31/40 ............ ZAR 1,001,991 40,880,933
8.75%, 01/31/44 ............ 180,318 7,021,830
5.00%, 10/12/46 ............ USD 9,976 6,616,981
140,922,872
South Korea — 0.0%
Export-Import Bank of Korea, 5.13%
,
01/11/33 .................. 300 309,474
Spain — 2.9%
Bonos y Obligaciones del Estado
(a)(d)
0.80%, 07/30/29 ............ EUR 32,050 30,292,074
2.55%, 10/31/32 ............ 427,039 436,530,980
3.15%, 04/30/33 ............ 423,573 452,884,848
3.90%, 07/30/39 ............ 23,720 26,430,549
2.90%, 10/31/46 ............ 45,767 43,157,381
3.45%, 07/30/66 ............ 42,500 41,984,193
1,031,280,025
Sri Lanka — 0.0%
Democratic Socialist Republic of Sri
Lanka
(b)(d)(g)(p)
6.85%, 03/14/24 ............ USD 4,398 1,925,620
6.35%, 06/28/24 ............ 1,930 852,597
6.83%, 07/18/26 ............ 1,000 455,600
3,233,817
Ukraine — 0.1%
Ukraine Government Bond
(b)
7.75%, 09/01/25
(d)(g)(p)
......... 3,394 851,555
8.99%, 02/01/26
(d)(g)(p)
......... 6,102 1,515,554
7.75%, 09/01/26
(d)(g)(p)
......... 3,663 872,197
7.75%, 09/01/28
(d)(g)(p)
......... 3,278 780,688
7.75%, 09/01/29
(d)(g)(p)
......... 14,930 3,545,278
4.38%, 01/27/32
(d)
........... EUR 9,851 2,290,699
7.38%, 09/25/34
(a)(g)(p)
......... USD 6,537 1,510,047
7.38%, 09/25/34
(d)(g)(p)
......... 27,200 6,283,200
7.25%, 03/15/35
(a)(g)(p)
......... 16,526 3,780,653
7.25%, 03/15/35
(d)(g)(p)
......... 37,470 8,572,012
7.75%, 08/01/41
(d)(g)(p)
......... 12,895 5,138,657
35,140,540
United Kingdom — 0.3%
U.K. Treasury Bonds
(d)
3.50%, 01/22/45 ............ GBP 33,536 36,636,538
0.50%, 10/22/61 ............ 174,471 70,173,708
106,810,246
Uruguay — 0.0%
Oriental Republic of Uruguay, 5.75%
,
10/28/34 ................. USD 6,137 6,642,745
Total Foreign Government Obligations — 9.3%
(Cost: $3,352,747,275) ........................... 3,334,707,375
Security
Shares
Shares Value
Investment Companies
Health Care Select Sector SPDR Fund 42,000 $ 5,574,660
Industrial Select Sector SPDR Fund . 87,333 9,372,577
iShares 0-5 Year TIPS Bond ETF
(t)
.. 401,690 39,204,944
iShares 20+ Year Treasury Bond ETF
(t)
103,000 10,602,820
iShares Biotechnology ETF
(l)(t)
..... 29,333 3,724,118
iShares China Large-Cap ETF
(t)
.... 50,000 1,359,500
iShares iBoxx $ Investment Grade
Corporate Bond ETF
(t)
........ 1,515,626 163,899,796
iShares J.P. Morgan USD Emerging
Markets Bond ETF
(l)(t)
......... 2,159,925 186,919,910
iShares Latin America 40 ETF
(l)(t)
... 536,067 14,564,940
iShares MSCI Brazil ETF
(t)
........ 496,774 16,110,381
iShares MSCI USA Momentum Factor
ETF
(t)
.................... 160,000 23,080,000
iShares Russell Mid-Cap Growth ETF
(t)
95,766 9,253,869
SPDR Bloomberg High Yield Bond
ETF
(l)
.................... 642,747 59,152,006
SPDR S&P Metals & Mining ETF
(l)
.. 116,077 5,899,033
VanEck JPMorgan EM Local Currency
Bond ETF
(l)
................ 1,780,566 45,511,267
VanEck Semiconductor ETF
(l)
...... 56,000 8,526,000
Vanguard Intermediate-Term Corporate
Bond ETF
(l)
................ 3,319,000 262,300,570
Vanguard Long-Term Corporate Bond
ETF
(l)
.................... 1,529,449 120,046,452
Vanguard Short-Term Corporate Bond
ETF
(l)
.................... 512,500 38,775,750
Total Investment Companies — 2.9%
(Cost: $998,350,765) ............................. 1,023,878,593
Par (000)
Pa r (000)
Municipal Bonds
California - 0.1%
Bay Area Toll Authority , Series 2010S-1,
RB, 6.92%, 04/01/40 ......... USD 6,360 7,482,297
California State Public Works Board ,
Series 2009G, Sub-Series G-2, RB,
8.36%, 10/01/34 ............ 7,255 8,997,551
Central Unified School District , Series
2021A, GO, 3.00%, 08/01/44 .... 5,000 4,088,493
City of Riverside , Series 2010A, RB,
7.61%, 10/01/40 ............ 3,805 4,729,451
Contra Costa Community College
District , Series 2010B, GO,
6.50%, 08/01/34 ............ 3,205 3,559,096
Golden State Tobacco Securitization
Corp. , Series 2021B, RB,
2.75%, 06/01/34 ............ 4,140 3,381,452
Los Angeles Unified School
District , Series 2010RY, GO,
6.76%, 07/01/34 ............ 3,745 4,229,517
State of California
Series 2009, GO, 7.50%, 04/01/34 2,155 2,602,208
Series 2009, GO, 7.55%, 04/01/39 4,840 6,075,264
Series 2009, GO, 7.30%, 10/01/39 3,720 4,490,107
Series 2009, GO, 7.35%, 11/01/39 2,270 2,745,433
University of California , Series 2009R,
RB, 5.77%, 05/15/43 ......... 3,960 4,228,874
56,609,743

2023
BlackRock Semi-Annual Report to Shareholders
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Colorado - 0.2%
City & County of Denver , Series 2022 A,
GO, 5.00%, 08/01/37 ......... USD 10,000 $ 11,439,590
City of Greeley
Series 2022, RB, 3.00%, 08/01/38 1,275 1,170,558
Series 2022, RB, 3.00%, 08/01/39 1,340 1,211,345
Series 2022, RB, 3.00%, 08/01/40 1,380 1,228,408
Colorado Health Facilities Authority ,
Series 2016A, RB, 4.00%, 11/15/46 10,860 10,402,224
Denver City & County School
District No. 1 , Series 2022 A, GO,
5.00%, 12/01/45 ............ 5,950 6,603,487
32,055,612
Delaware - 0.0%
University of Delaware , Series 2010A,
RB, 5.87%, 11/01/40 ......... 7,500 8,049,866
District of Columbia - 0.0%
District of Columbia
Series 2015, RB, 5.00%, 07/15/34 3,280 3,413,077
Series 2015, RB, 5.00%, 07/15/35 3,280 3,399,631
6,812,708
Florida - 0.1%
Brevard County Health Facilities
Authority , Series 2022A, RB,
5.00%, 04/01/47 ............ 14,000 14,672,599
County of Broward Airport System ,
Series 2019C, RB, 2.91%, 10/01/32 3,100 2,626,415
County of Miami-Dade , Series 2019E,
RB, 2.53%, 10/01/30 ......... 7,590 6,377,165
Florida Department of Management
Services , Series 2021 A, COP,
3.00%, 11/01/36 ............ 5,005 4,689,207
Sumter Landing Community
Development District , Series 2016,
RB, 4.17%, 10/01/47 ......... 2,555 2,287,170
30,652,556
Georgia - 0.1%
State of Georgia
Series 2022A, GO, 4.00%, 07/01/40 7,890 8,153,879
Series 2022A, GO, 4.00%, 07/01/41 7,890 8,117,968
16,271,847
Louisiana - 0.0%
Louisiana Public Facilities Authority ,
Series 2020A, RB, 3.00%, 05/15/47 8,000 5,735,454
Massachusetts - 0.1%
Commonwealth of Massachusetts
Series 2009E, GO, 5.46%, 12/01/39 805 848,072
Series 2019H, GO, 2.90%, 09/01/49 1,055 755,927
Series 2021 D, GO, 5.00%, 09/01/49 7,795 8,439,183
Massachusetts Housing Finance
Agency
Series 2014B, RB, AMT,
4.50%, 12/01/39 .......... 860 860,182
Series 2015A, RB, AMT,
4.35%, 12/01/40 .......... 815 797,999
Massachusetts School Building
Authority
Series 2019B, RB, 2.87%, 10/15/31 11,415 9,867,502
Series 2019B, RB, 2.97%, 10/15/32 9,240 7,913,871
29,482,736
Minnesota - 0.0%
State of Minnesota , Series 2021 A, GO,
4.00%, 09/01/38 ............ 7,785 8,011,933
Security
Par (000)
Par (000) Value
New Hampshire - 0.0%
New Hampshire Municipal Bond Bank ,
Series 2022 A, RB, 3.00%, 02/15/38 USD 1,530 $ 1,398,328
New Jersey - 0.0%
New Jersey Health Care Facilities
Financing Authority , Series 2021,
RB, 3.00%, 07/01/51 ......... 4,965 3,678,844
New Jersey Transportation Trust
Fund Authority , Series 2010C, RB,
5.75%, 12/15/28 ............ 3,800 3,815,498
Rutgers The State University of
New Jersey , Series 2019R, RB,
3.27%, 05/01/43 ............ 3,750 2,943,996
10,438,338
New York - 0.2%
New York City Municipal Water Finance
Authority
Series 2010AA-1, RB,
5.75%, 06/15/41 .......... 1,610 1,756,619
Series 2011AA, RB,
5.44%, 06/15/43 .......... 4,775 5,054,966
New York City Transitional Finance
Authority Future Tax Secured ,
Series 2019B, Sub-Series B-3, RB,
3.90%, 08/01/31 ............ 11,870 11,079,496
New York State Dormitory Authority ,
Series 2020F, RB, 3.19%, 02/15/43 4,005 3,149,462
New York State Urban Development
Corp.
Series 2017D, RB, 3.32%, 03/15/29 3,700 3,401,899
Series 2020 E, RB, 4.00%, 03/15/38 6,360 6,441,785
Series 2021 B, RB, 2.01%, 03/15/30 7,085 5,918,223
Series 2021 B, RB, 2.50%, 03/15/33 9,725 7,904,397
State of New York , Series 2019B, GO,
2.80%, 02/15/32 ............ 11,215 9,753,954
State of New York Mortgage Agency ,
Series 2014-189, RB, AMT,
3.85%, 10/01/34 ............ 135 134,808
54,595,609
North Carolina - 0.0%
City of Charlotte , Series 2021A, RB,
3.00%, 07/01/46 ............ 12,525 10,054,283
Ohio - 0.0%
American Municipal Power, Inc. , Series
2010A, RB, 7.83%, 02/15/41 .... 4,015 5,010,140
JobsOhio Beverage System , Series
2013B, RB, 3.99%, 01/01/29 .... 6,260 6,122,909
State of Ohio , Series 2020 C, GO,
5.00%, 03/01/39 ............ 4,095 4,565,049
15,698,098
Oregon - 0.0%
Oregon School Boards Association
Series 2002B, GO, 5.55%, 06/30/28 6,710 6,759,542
Series 2005A, GO, 4.76%, 06/30/28 2,601 2,565,440
State of Oregon , Series 2003, GO,
5.89%, 06/01/27 ............ 3,880 3,956,013
13,280,995
Pennsylvania - 0.0%
Commonwealth Financing Authority ,
Series 2016A, RB, 4.14%, 06/01/38 1,580 1,422,087
Puerto Rico - 0.2%
Commonwealth of Puerto Rico
(u)
Series 2022, VRDN,
0.00%, 11/01/43 .......... 8,946 4,517,657

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Puerto Rico (continued)
Series 2022, VRDN,
0.00%, 11/01/51 .......... USD 141,202 $ 56,028,343
Puerto Rico Electric Power Authority
(g)(p)
Series 2003NN, RB,
5.50%, 07/01/20 .......... 2,060 777,784
Series 2007-TT, RB,
5.00%, 07/01/18 .......... 1,915 723,037
Series 2008WW, RB,
5.38%, 07/01/24 .......... 1,530 577,674
Series 2008WW, RB,
5.25%, 07/01/33 .......... 2,930 1,106,265
Series 2008WW, RB,
5.50%, 07/01/38 .......... 6,160 2,325,799
Series 2010 AAA, RB,
5.25%, 07/01/26 .......... 940 354,911
Series 2010AAA, RB,
5.25%, 07/01/21 .......... 1,710 645,636
Series 2010ZZ, RB, 5.00%, 07/01/18 1,225 462,517
Series 2010ZZ, RB, 5.25%, 07/01/23 500 188,782
Series 2010ZZ, RB, 5.25%, 07/01/26 1,150 434,200
Series 2010-ZZ, RB,
5.25%, 07/01/18 .......... 6,255 2,361,668
Series 2012A, RB, 5.00%, 07/01/42 6,800 2,567,441
Series 2012A, RB, 5.05%, 07/01/42 1,030 388,892
Series 2013A, RB, 7.00%, 07/01/43 7,405 2,792,085
Series 2020CCC, RB,
5.25%, 07/01/28 .......... 1,635 617,318
Puerto Rico Sales Tax Financing
Corp. , Series 2018A-1, RB,
4.75%, 07/01/53 ............ 2,048 1,963,020
78,833,029
South Carolina - 0.0%
City of Charleston Waterworks &
Sewer System , Series 2022, RB,
5.00%, 01/01/52 ............ 5,000 5,491,133
Tennessee - 0.0%
Tennessee Housing Development
Agency
Series 2018-3, RB, 3.85%, 07/01/43 765 759,885
Series 2018-3, RB, 3.95%, 01/01/49 615 608,648
1,368,533
Texas - 0.0%
Dallas Fort Worth International Airport ,
Series 2019A, RB, 3.14%, 11/01/45 2,360 1,804,935
Temple College , Series 2021, GO,
3.00%, 07/01/46 ............ 6,035 4,720,823
Texas A&M University , Series 2017B,
RB, 2.84%, 05/15/27 ......... 5,965 5,566,393
University of Houston , Series 2020 A,
RB, 3.00%, 02/15/44 ......... 5,530 4,595,430
16,687,581
Utah - 0.1%
City of Salt Lake City , Series 2021 A,
RB, AMT, 5.00%, 07/01/46 ..... 12,445 12,885,974
Virginia - 0.0%
Tobacco Settlement Financing
Corp. , Series 2007A-1, RB,
6.71%, 06/01/46 ............ 9,640 8,667,129
Virginia Small Business Financing
Authority , Series 2017, RB, AMT,
5.00%, 12/31/47 ............ 2,900 2,927,400
11,594,529
Security
Par (000)
Par (000) Value
Washington - 0.2%
State of Washington , Series 2022 A,
GO, 5.00%, 08/01/39 ......... USD 10,000 $ 11,120,307
Washington Health Care Facilities
Authority , Series 2015A, RB,
4.00%, 10/01/45 ............ 26,000 24,465,664
35,585,971
Wisconsin - 0.0%
Wisconsin Health & Educational
Facilities Authority , Series 2016 A,
RB, 5.00%, 11/15/35 ......... 6,895 7,198,351
Total Municipal Bonds — 1.3%
(Cost: $527,196,303) ............................. 470,215,294
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 3.7%
Cayman Islands — 0.0%
Prima Capital CRE Securitization Ltd.,
Series 2016-6A, Class C, 4.00%,
08/24/40
(a)
................ 17,980 15,544,427
Netherlands — 0.0%
(b)
Domi BV
Series 2021-1, Class A, (3-mo.
EURIBOR + 0.63%), 4.16%,
06/15/53
(d)
.............. EUR 2,198 2,379,293
Series 2023-1, Class A, (3-mo.
EURIBOR + 1.12%), 4.44%,
02/15/55
(d)
.............. 2,525 2,764,497
Series 2023-1, Class B, (3-mo.
EURIBOR + 1.70%), 5.02%,
02/15/55
(d)
.............. 803 868,982
Dutch Property Finance BV
Series 2021-1, Class B, (3-mo.
EURIBOR + 1.10%), 4.34%,
07/28/58
(d)
.............. 740 798,690
Series 2021-2, Class A, (3-mo.
EURIBOR + 0.70%), 3.94%,
04/28/59
(d)
.............. 2,244 2,438,164
Series 2021-2, Class B, (3-mo.
EURIBOR + 0.80%), 4.04%,
04/28/59
(d)
.............. 820 873,391
Series 2021-2, Class C, (3-mo.
EURIBOR + 1.05%), 4.29%,
04/28/59
(d)
.............. 504 527,976
Jubilee Place, Series 3, Class C,
(3-mo. EURIBOR + 1.60%), 4.78%,
01/17/59
(d)
................ 202 210,553
10,861,546
United Kingdom — 0.5%
(b)
Atlas Funding plc
Series 2021-1, Class C, (Sterling
Overnight Index Average +
1.70%), 6.67%, 07/25/58
(d)
... GBP 125 157,706
Series 2021-1, Class D, (Sterling
Overnight Index Average +
2.25%), 7.22%, 07/25/58
(d)
... 110 138,475
Series 2022-1, Class B, (Sterling
Overnight Index Average +
1.80%), 6.75%, 02/25/60
(d)
... 2,955 3,753,169
Series 2023-1, Class A, 6.08%,
01/20/61
(d)
.............. 4,346 5,521,775
Series 2023-1, Class B, 6.83%,
01/20/61
(d)
.............. 1,494 1,896,260

2023
BlackRock Semi-Annual Report to Shareholders
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Series 2023-1, Class C, 7.68%,
01/20/61
(d)
.............. GBP 987 $ 1,251,750
Series 2023-1, Class D, 8.73%,
01/20/61
(d)
.............. 505 641,263
Barley Hill No. 2 plc, Series 2, Class C,
(Sterling Overnight Index Average +
1.70%), 6.63%, 08/27/58
(d)
..... 520 638,890
Brants Bridge plc, Series 2023-
1,  0.00%, 06/14/66
(d)
......... 2,922 3,688,837
Canada Square Funding plc
Series 2021-2, Class A, (Sterling
Overnight Index Average +
0.78%), 5.71%, 06/17/58
(d)
... 1,607 2,024,121
Series 2021-2, Class B, (Sterling
Overnight Index Average +
1.20%), 6.13%, 06/17/58
(d)
... 382 474,699
Series 2021-2, Class C, (Sterling
Overnight Index Average +
1.60%), 6.53%, 06/17/58
(d)
... 102 127,484
Series 6, Class C, (Sterling
Overnight Index Average +
1.45%), 6.42%, 01/17/59
(d)
... 317 383,254
Series 6, Class D, (Sterling
Overnight Index Average +
1.85%), 6.82%, 01/17/59
(d)
... 178 211,254
CMF plc
Series 2020-1, Class B, (Sterling
Overnight Index Average +
1.00%), 5.94%, 01/16/57
(d)
... 220 277,037
Series 2020-1, Class C, (Sterling
Overnight Index Average +
1.25%), 6.19%, 01/16/57
(d)
... 100 125,786
Finsbury Square
Series 2021-1GRX, Class AGRN,
(Sterling Overnight Index Average
+ 0.65%), 5.59%, 12/16/67
(d)
.. 1,796 2,263,470
Series 2021-1GRX, Class B,
(Sterling Overnight Index Average
+ 1.00%), 5.94%, 12/16/67
(d)
.. 1,470 1,824,736
Series 2021-1GRX, Class C,
(Sterling Overnight Index Average
+ 1.25%), 6.19%, 12/16/67
(d)
.. 1,045 1,271,716
Finsbury Square plc
Series 2021-2X, Class A, (Sterling
Overnight Index Average +
0.80%), 5.74%, 12/16/71
(d)
... 4,479 5,645,644
Series 2021-2X, Class B, (Sterling
Overnight Index Average +
1.25%), 6.19%, 12/16/71
(d)
... 1,339 1,669,934
Series 2021-2X, Class C, (Sterling
Overnight Index Average +
1.40%), 6.34%, 12/16/71
(d)
... 371 450,733
Series 2021-2X, Class D, (Sterling
Overnight Index Average +
1.70%), 6.64%, 12/16/71
(d)
... 200 237,577
Gemgarto plc, Series 2021-1X, Class
C, (Sterling Overnight Index Average
+ 1.30%), 6.24%, 12/16/67
(d)
.... 218 270,435
Great Hall Mortgages No. 1 plc, Series
2007-2X, Class BA, (Sterling
Overnight Index Average + 0.42%),
5.35%, 06/18/39
(d)
........... 6,150 7,338,722
Harben Finance
Series 2017-1RX, Class C, (Sterling
Overnight Index Average +
1.15%), 6.08%, 09/28/55
(d)
... 741 894,532
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Series 2017-1RX, Class D, (Sterling
Overnight Index Average +
1.50%), 6.43%, 09/28/55
(d)
... GBP 441 $ 521,965
Hops Hill No. 1 plc
Series 1, Class C, (Sterling
Overnight Index Average +
1.85%), 6.78%, 05/27/54
(d)
... 200 252,748
Series 1, Class D, (Sterling
Overnight Index Average +
2.35%), 7.28%, 05/27/54
(d)
... 100 125,224
Hops Hill No. 2 plc
Series 2, Class B, (Sterling
Overnight Index Average +
2.25%), 5.68%, 11/27/54
(d)
... 4,073 5,152,345
Series 2, Class C, (Sterling
Overnight Index Average +
2.85%), 7.78%, 11/27/54
(d)
... 1,077 1,358,064
Hops Hill No. 3 plc
Series 3, Class A, 5.95%, 12/21/55
(d)
6,818 8,615,557
Series 3, Class B, 6.65%, 12/21/55
(d)
5,526 6,856,676
Series 3, Class C, 7.45%, 12/21/55
(d)
5,100 6,279,354
Lanebrook Mortgage Transaction plc
Series 2020-1, Class C, (Sterling
Overnight Index Average +
2.25%), 7.19%, 06/12/57
(d)
... 370 465,079
Series 2021-1, Class A, (Sterling
Overnight Index Average +
0.65%), 5.62%, 07/20/58
(d)
... 1,776 2,234,325
Series 2021-1, Class B, (Sterling
Overnight Index Average +
0.95%), 5.92%, 07/20/58
(d)
... 266 328,539
Series 2021-1, Class C, (Sterling
Overnight Index Average +
1.25%), 6.22%, 07/20/58
(d)
... 158 191,135
Series 2021-1, Class D, (Sterling
Overnight Index Average +
1.65%), 6.62%, 07/20/58
(d)
... 103 123,086
London Wall Mortgage Capital plc
Series 2021-FL1, Class A, (Sterling
Overnight Index Average +
0.75%), 5.71%, 05/15/51
(d)
... 1,499 1,885,365
Series 2021-FL2, Class A, (Sterling
Overnight Index Average +
0.80%), 5.76%, 05/15/52
(d)
... 1,019 1,281,910
Mortimer BTL plc
Series 2021-1, Class A, (Sterling
Overnight Index Average +
0.70%), 5.63%, 06/23/53
(d)
... 1,802 2,262,100
Series 2021-1, Class B, (Sterling
Overnight Index Average +
1.10%), 6.03%, 06/23/53
(d)
... 334 412,186
Series 2021-1, Class C, (Sterling
Overnight Index Average +
1.45%), 6.38%, 06/23/53
(d)
... 110 133,976
Newgate Funding plc, Series 2006-1,
Class BB, (3-mo. EURIBOR at
0.28% Floor + 0.28%), 3.75%,
12/01/50
(d)
................ EUR 1,018 999,250
Paragon Mortgages No. 12 plc, Series
12X, Class B1B, (3-mo. EURIBOR +
0.48%), 3.80%, 11/15/38
(d)
...... 581 591,589
Parkmore Point RMBS plc, Series
2022-1X, Class A, (Sterling
Overnight Index Average + 1.50%),
6.47%, 07/25/45
(d)
........... GBP 10,958 13,944,843

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Pierpont Btl plc
Series 2023-1, Class A, 6.05%,
09/21/54
(d)
.............. GBP 4,287 $ 5,443,913
Series 2023-1, Class B, 6.85%,
09/21/54
(d)
.............. 2,246 2,830,613
Pierpont BTL plc
Series 2021-1, Class A, (Sterling
Overnight Index Average +
0.80%), 5.73%, 12/22/53
(d)
... 3,112 3,918,910
Series 2021-1, Class B, (Sterling
Overnight Index Average +
1.25%), 6.18%, 12/22/53
(d)
... 1,728 2,133,918
Polaris plc
Series 2022-1, Class C, (Sterling
Overnight Index Average +
1.50%), 6.43%, 10/23/59
(d)
... 421 512,607
Series 2022-1, Class D, (Sterling
Overnight Index Average +
2.00%), 6.93%, 10/23/59
(d)
... 307 368,955
Series 2022-1, Class E, (Sterling
Overnight Index Average +
3.40%), 8.33%, 10/23/59
(d)
... 538 656,000
Series 2023-1, Class A, 6.20%,
02/23/61
(d)
.............. 6,148 7,808,678
Series 2023-1, Class B, 7.70%,
02/23/61
(d)
.............. 2,389 3,043,933
Series 2023-1, Class C, 8.60%,
02/23/61
(d)
.............. 1,770 2,255,123
Series 2023-1, Class D, 9.30%,
02/23/61
(d)
.............. 1,093 1,390,582
Precise Mortgage Funding plc
Series 2020-1B, Class B, (Sterling
Overnight Index Average +
1.45%), 6.39%, 10/16/56
(d)
... 115 145,009
Series 2020-1B, Class C, (Sterling
Overnight Index Average +
1.70%), 6.64%, 10/16/56
(d)
... 100 125,783
Series 2020-1B, Class D, (Sterling
Overnight Index Average +
1.95%), 6.89%, 10/16/56
(d)
... 100 123,509
Residential Mortgage Securities 32
plc, Series 32X, Class C, (Sterling
Overnight Index Average + 2.20%),
7.13%, 06/20/70
(d)
........... 1,025 1,291,086
RMAC Securities No. 1 plc, Series
2007-NS1X, Class A2A, (Sterling
Overnight Index Average + 0.27%),
5.21%, 06/12/44
(d)
........... 292 355,741
RMAC Securities No.1 plc
Series 2006-NS1X, Class M1C, (3-
mo. EURIBOR + 0.25%), 3.74%,
06/12/44
(d)
.............. EUR 114 116,843
Series 2007-NS1X, Class M1C, (3-
mo. EURIBOR + 0.27%), 3.76%,
06/12/44
(d)
.............. 1,929 1,964,153
Stanlington No. 2 plc
Series 2, Class C, (Sterling
Overnight Index Average at
8.00% Cap + 1.75%), 6.69%,
06/12/45
(d)
.............. GBP 534 658,380
Series 2, Class D, (Sterling
Overnight Index Average at
8.00% Cap + 2.20%), 7.14%,
06/12/45
(d)
.............. 329 401,490
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Series 2, Class E, (Sterling
Overnight Index Average at
8.00% Cap + 3.30%), 8.24%,
06/12/45
(d)
.............. GBP 450 $ 531,406
Together Asset-Backed Securitisation
plc
Series 2021-1ST1, Class A, (Sterling
Overnight Index Average +
0.70%), 5.67%, 07/12/63
(d)
... 914 1,152,707
Series 2021-1ST1, Class B, (Sterling
Overnight Index Average +
0.95%), 5.92%, 07/12/63
(d)
... 157 192,494
Series 2021-1ST1, Class C, (Sterling
Overnight Index Average +
1.25%), 6.22%, 07/12/63
(d)
... 107 130,818
Tower Bridge Funding plc
Series 2021-1, Class C, (Sterling
Overnight Index Average +
1.85%), 6.82%, 07/21/64
(d)
... 365 461,282
Series 2021-1, Class D, (Sterling
Overnight Index Average +
2.15%), 7.12%, 07/21/64
(d)
... 253 317,880
Series 2021-2, Class A, (Sterling
Overnight Index Average +
0.78%), 5.73%, 11/20/63
(d)
... 912 1,152,861
Series 2021-2, Class B, (Sterling
Overnight Index Average +
1.10%), 6.05%, 11/20/63
(d)
... 253 316,236
Series 2021-2, Class C, (Sterling
Overnight Index Average +
1.50%), 6.45%, 11/20/63
(d)
... 140 172,933
Series 2021-2, Class D, (Sterling
Overnight Index Average +
1.80%), 6.75%, 11/20/63
(d)
... 170 207,144
Series 2022-1X, Class C, (Sterling
Overnight Index Average +
1.25%), 6.18%, 12/20/63
(d)
... 264 321,880
Series 2023-2X, Class B, 7.13%,
03/20/65
(d)
.............. 755 957,453
Series 2023-2X, Class C, 8.13%,
03/20/65
(d)
.............. 1,119 1,418,501
Series 2023-2X, Class D, 9.23%,
03/20/65
(d)
.............. 959 1,215,684
Twin Bridges
Series 2023-1, Class A, 5.91%,
06/14/55
(d)
.............. 3,916 4,957,913
Series 2023-1, Class B, 6.56%,
06/14/55
(d)
.............. 6,190 7,761,996
Series 2023-1, Class C, 7.46%,
06/14/55
(d)
.............. 2,602 3,287,492
Series 2023-1, Class D, 8.46%,
06/14/55
(d)
.............. 1,672 2,114,258
Twin Bridges plc
Series 2020-1, Class B, (Sterling
Overnight Index Average +
2.00%), 6.94%, 12/12/54
(d)
... 2,752 3,509,303
Series 2020-1, Class C, (Sterling
Overnight Index Average +
2.25%), 7.19%, 12/12/54
(d)
... 390 493,423
Series 2020-1, Class D, (Sterling
Overnight Index Average +
3.00%), 7.94%, 12/12/54
(d)
... 225 284,183
Series 2021-1, Class C, (Sterling
Overnight Index Average +
1.60%), 6.54%, 03/12/55
(d)
... 436 543,152

2023
BlackRock Semi-Annual Report to Shareholders
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Series 2021-1, Class D, (Sterling
Overnight Index Average +
2.10%), 7.04%, 03/12/55
(d)
... GBP 804 $ 976,291
Series 2021-2, Class A, (Sterling
Overnight Index Average +
0.66%), 5.60%, 09/12/55
(d)
... 3,020 3,791,143
Series 2021-2, Class B, (Sterling
Overnight Index Average +
0.90%), 5.84%, 09/12/55
(d)
... 819 1,010,522
Series 2021-2, Class C, (Sterling
Overnight Index Average +
1.15%), 6.09%, 09/12/55
(d)
... 435 525,627
Series 2021-2, Class D, (Sterling
Overnight Index Average +
1.50%), 6.44%, 09/12/55
(d)
... 187 221,166
Series 2022-1, Class C, (Sterling
Overnight Index Average +
1.30%), 6.24%, 12/01/55
(d)
... 830 997,544
Series 2022-1, Class D, (Sterling
Overnight Index Average +
1.70%), 6.64%, 12/01/55
(d)
... 365 428,533
Series 2022-2, Class B, (Sterling
Overnight Index Average +
2.00%), 6.94%, 06/12/55
(d)
... 5,709 7,258,362
179,449,988
United States — 3.2%
Agate Bay Mortgage Trust
(a)(b)
Series 2015-1, Class B5, 3.67%,
01/25/45 ............... USD 1,323 857,002
Series 2015-3, Class B5, 3.54%,
04/25/45 ............... 1,521 993,458
Series 2015-4, Class B5, 3.51%,
06/25/45 ............... 1,061 648,305
Ajax Mortgage Loan Trust
(a)
Series 2022-A, Class A1, 3.50%,
10/25/61
(e)
.............. 47,923 44,747,205
Series 2022-A, Class A2, 3.00%,
10/25/61
(b)
.............. 2,705 2,254,703
Series 2022-A, Class A3, 3.00%,
10/25/61
(b)
.............. 1,443 1,178,895
Series 2022-A, Class B, 3.00%,
10/25/61 ............... 10,820 7,370,726
Series 2022-A, Class C, 3.00%,
10/25/61 ............... 5,377 7,628,475
Series 2022-A, Class M1, 3.00%,
10/25/61 ............... 1,578 1,255,508
Series 2022-A, Class M2, 3.00%,
10/25/61 ............... 7,078 5,405,708
Series 2022-A, Class M3, 3.00%,
10/25/61 ............... 451 331,598
Series 2022-B, Class A1, 3.50%,
03/27/62
(e)
.............. 54,519 50,641,825
Series 2022-B, Class A2, 3.00%,
03/27/62
(b)
.............. 2,124 1,646,050
Series 2022-B, Class A3, 3.00%,
03/27/62
(b)
.............. 1,821 1,382,688
Series 2022-B, Class B, 3.00%,
03/27/62 ............... 10,116 6,248,343
Series 2022-B, Class C, 3.00%,
03/27/62
(c)
.............. 6,610 6,507,313
Series 2022-B, Class M1, 3.00%,
03/27/62 ............... 1,365 1,009,404
Series 2022-B, Class M2, 3.00%,
03/27/62 ............... 6,777 4,793,910
Security
Par (000)
Par (000) Value
United States (continued)
Series 2023-A, Class A1, 3.50%,
07/25/62
(b)(e)
............. USD 64,110 $ 58,756,233
Series 2023-A, Class A2, 3.00%,
07/25/62
(b)
.............. 2,667 2,188,113
Series 2023-A, Class A3, 2.50%,
07/25/62
(b)
.............. 1,511 1,181,225
Series 2023-A, Class B, 2.50%,
07/25/62
(b)
.............. 8,888 5,824,234
Series 2023-A, Class C, 2.50%,
07/25/62
(b)
.............. 4,728 4,901,601
Series 2023-A, Class M1, 2.50%,
07/25/62
(b)
.............. 4,578 3,394,382
Alternative Loan Trust
Series 2005-22T1, Class A1, (1-mo.
LIBOR USD at 0.35% Floor and
5.42% Cap + 0.35%), 5.42%,
06/25/35
(b)
.............. 7,461 6,083,865
Series 2006-11CB, Class 3A1,
6.50%, 05/25/36 .......... 3,624 1,884,901
Series 2006-15CB, Class A1, 6.50%,
06/25/36 ............... 642 322,544
Series 2006-23CB, Class 2A5, (1-
mo. LIBOR USD at 0.40% Floor
and 7.50% Cap + 0.40%), 5.55%,
08/25/36
(b)
.............. 7,545 1,555,097
Series 2006-34, Class A3, (1-mo.
LIBOR USD at 0.70% Floor and
6.25% Cap + 0.70%), 5.85%,
11/25/46
(b)
.............. 4,733 1,492,109
Series 2006-45T1, Class 2A2,
6.00%, 02/25/37 .......... 2,411 1,341,476
Series 2006-J7, Class 2A1, (1-mo.
LIBOR USD at 1.50% Floor +
1.50%), 6.67%, 11/20/46
(b)
... 3,683 2,736,060
Series 2006-OA11, Class A4, (1-mo.
LIBOR USD at 0.38% Floor +
0.38%), 5.53%, 09/25/46
(b)
... 2,628 2,276,288
Series 2006-OA14, Class 1A1,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
at 1.73% Floor and 2.00% Cap +
1.73%), 5.71%, 11/25/46
(b)
... 9,714 7,599,183
Series 2006-OA16, Class A4C, (1-
mo. LIBOR USD at 0.68% Floor +
0.68%), 5.83%, 10/25/46
(b)
... 10,145 7,414,073
Series 2006-OA21, Class A1, (1-mo.
LIBOR USD at 0.19% Floor +
0.19%), 5.35%, 03/20/47
(b)
... 3,177 2,601,401
Series 2006-OC7, Class 2A3, (1-mo.
LIBOR USD at 0.50% Floor +
0.50%), 5.65%, 07/25/46
(b)
... 5,403 4,750,731
Series 2006-OC10, Class 2A3, (1-
mo. LIBOR USD at 0.46% Floor +
0.46%), 5.61%, 11/25/36
(b)
... 4,190 3,615,850
Series 2007-25, Class 1A3, 6.50%,
11/25/37 ............... 20,968 10,295,459
Series 2007-3T1, Class 1A1, 6.00%,
04/25/37 ............... 711 348,053
Series 2007-9T1, Class 1A1, 6.00%,
05/25/37 ............... 3,791 1,965,978
Series 2007-OA3, Class 1A1, (1-mo.
LIBOR USD at 0.28% Floor +
0.28%), 5.43%, 04/25/47
(b)
... 2,886 2,557,492
Series 2007-OA3, Class 2A2, (1-mo.
LIBOR USD at 0.36% Floor +
0.36%), 5.51%, 04/25/47
(b)
... 12 1,190

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2007-OA8, Class 2A1, (1-mo.
LIBOR USD at 0.36% Floor +
0.36%), 5.51%, 06/25/47
(b)
... USD 553 $ 416,911
Series 2007-OH2, Class A2A, (1-mo.
LIBOR USD at 0.48% Floor and
10.00% Cap + 0.48%), 5.63%,
08/25/47
(b)
.............. 662 550,203
American Home Mortgage Assets
Trust
(b)
Series 2006-3, Class 2A11,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
at 0.94% Floor + 0.94%), 4.92%,
10/25/46 ............... 2,593 1,807,648
Series 2006-4, Class 1A12, (1-mo.
LIBOR USD at 0.21% Floor +
0.21%), 5.36%, 10/25/46 .... 5,390 2,946,982
Series 2006-5, Class A1, (Federal
Reserve US 12 Month
Cumulative Average 1 Year CMT
at 0.92% Floor + 0.92%), 4.90%,
11/25/46 ............... —
(f)
—
American Home Mortgage Investment
Trust, Series 2007-1, Class GA1C,
(1-mo. LIBOR USD at 0.19% Floor +
0.19%), 5.34%, 05/25/47
(b)
..... 4,853 2,643,065
Angel Oak Mortgage Trust, Series
2019-5, Class B1, 3.96%, 10/25/49
(a)
(b)
...................... 715 617,216
APS Resecuritization Trust
(a)(b)
Series 2016-1, Class 1MZ, 2.99%,
07/31/57 ............... 20,896 8,430,197
Series 2016-3, Class 3A, (1-mo.
LIBOR USD at 2.85% Floor +
2.85%), 8.00%, 09/27/46 .... 2,372 2,367,989
Banc of America Funding Trust
(a)(b)
Series 2014-R2, Class 1C, 0.00%,
11/26/36 ............... 9,139 2,552,525
Series 2016-R2, Class 1A1, 4.70%,
05/01/33 ............... 2,907 2,813,396
Barclays Mortgage Loan Trust, Series
2022-NQM1, Class A1, 4.55%,
07/25/52
(a)(b)(e)
.............. 13,468 12,872,180
Barclays Mortgage Trust
(a)
Series 2021-NPL1, Class A, 2.00%,
11/25/51
(e)
.............. 58,818 52,413,229
Series 2021-NPL1, Class B, 4.62%,
11/25/51
(e)
.............. 6,222 5,567,991
Series 2021-NPL1, Class C, 0.00%,
11/25/51
(c)
.............. 13,902 13,179,145
Series 2022-RPL1, Class A, 4.25%,
02/25/28
(e)
.............. 30,575 29,427,430
Series 2022-RPL1, Class B, 4.25%,
02/25/28
(e)
.............. 4,958 4,875,805
Series 2022-RPL1, Class C, 0.00%,
02/25/28
(c)
.............. 8,806 5,303,836
Series 2022-RPL1, Class SA,
0.00%, 02/25/28 .......... 123 61,322
Bayview Commercial Asset Trust,
Series 2007-4A, Class A1, (1-mo.
LIBOR USD at 0.45% Floor +
0.45%), 5.83%, 09/25/37
(a)(b)
.... 6,354 5,807,382
BCAP LLC Trust, Series 2011-RR5,
Class 11A5, (1-mo. LIBOR USD
at 0.15% Floor + 0.15%), 4.11%,
05/28/36
(a)(b)
............... 3,450 3,271,722
Security
Par (000)
Par (000) Value
United States (continued)
Bear Stearns ALT-A Trust
(b)
Series 2006-6, Class 1A1, (1-mo.
LIBOR USD at 0.32% Floor and
11.50% Cap + 0.32%), 5.47%,
11/25/36 ............... USD 1,979 $ 1,590,594
Series 2007-1, Class 1A1, (1-mo.
LIBOR USD at 0.32% Floor and
11.50% Cap + 0.32%), 5.47%,
01/25/47 ............... 1,848 1,475,768
Bear Stearns Asset-Backed Securities
I Trust
(b)(e)
Series 2005-AC9, Class A5, 6.25%,
12/25/35 ............... 2,213 1,481,158
Series 2006-AC1, Class 1A2, 6.25%,
02/25/36 ............... 2,766 1,675,246
Bear Stearns Mortgage Funding Trust
(b)
Series 2006-SL1, Class A1, (1-mo.
LIBOR USD at 0.28% Floor and
11.00% Cap + 0.28%), 5.43%,
08/25/36 ............... 984 951,711
Series 2007-AR2, Class A1, (1-mo.
LIBOR USD at 0.17% Floor and
10.50% Cap + 0.17%), 5.32%,
03/25/37 ............... 96 89,750
Series 2007-AR3, Class 1A1, (1-mo.
LIBOR USD at 0.14% Floor and
10.50% Cap + 0.14%), 5.29%,
03/25/37 ............... 1,529 1,311,504
Series 2007-AR4, Class 2A1, (1-mo.
LIBOR USD at 0.21% Floor and
10.50% Cap + 0.21%), 5.36%,
06/25/37 ............... 1,032 952,574
Chase Mortgage Finance Trust,
Series 2007-S6, Class 1A1, 6.00%,
12/25/37 ................. 49,818 22,343,033
CHL Mortgage Pass-Through Trust
Series 2005-22, Class 2A1, 3.50%,
11/25/35
(b)
.............. 1,063 839,330
Series 2006-OA4, Class A1,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
at 0.96% Floor + 0.96%), 4.94%,
04/25/46
(b)
.............. 26,610 8,341,463
Series 2006-OA5, Class 3A1, (1-mo.
LIBOR USD at 0.40% Floor +
0.40%), 5.55%, 04/25/46
(b)
... 1,038 967,092
Series 2007-15, Class 2A2, 6.50%,
09/25/37 ............... 13,121 5,627,781
CHNGE Mortgage Trust
(a)(b)
Series 2022-1, Class A1, 3.01%,
01/25/67 ............... 4,665 4,137,638
Series 2022-4, Class A1, 6.00%,
10/25/57
(e)
.............. 1,828 1,782,737
CIM Trust, Series 2019-J2, Class B4,
3.77%, 10/25/49
(a)(b)
.......... 1,596 1,155,804
Citicorp Mortgage Securities Trust
Series 2007-9, Class 1A1, 6.25%,
12/25/37 ............... 3,101 2,575,447
Series 2008-2, Class 1A1, 6.50%,
06/25/38 ............... 4,116 3,198,756
Citigroup Mortgage Loan Trust
(a)
Series 2014-C, Class B2, 4.25%,
02/25/54 ............... 582 518,534
Series 2022-A, Class A1, 6.17%,
09/25/62
(b)(e)
............. 12,576 12,345,520

2023
BlackRock Semi-Annual Report to Shareholders
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
CitiMortgage Alternative Loan Trust,
Series 2007-A6, Class 1A11, 6.00%,
06/25/37 ................. USD 841 $ 722,456
COLT Mortgage Loan Trust, Series
2020-2, Class M1, 5.25%, 03/25/65
(a)
(b)
...................... 2,734 2,605,575
Credit Suisse Mortgage Capital
Certificates
(a)
Series 2009-12R, Class 3A1, 6.50%,
10/27/37 ............... 21,075 8,848,561
Series 2021-JR1, Class A1, 2.46%,
09/27/66
(b)
.............. 39,875 38,332,022
Series 2021-JR1, Class A2, 3.50%,
09/27/66
(b)
.............. 2,245 1,908,331
Series 2021-JR1, Class B2, 0.00%,
09/27/66
(b)
.............. 3,808 4,111,664
Series 2021-JR1, Class PT2, 0.00%,
07/26/60
(b)
.............. 2,875 931,645
CSFB Mortgage-Backed Pass-Through
Certificates, Series 2005-10, Class
10A1, (1-mo. LIBOR USD at 1.35%
Floor and 6.25% Cap + 1.35%),
6.25%, 11/25/35
(b)
........... 3,159 734,367
CSMC Mortgage-Backed Trust, Series
2006-4, Class 1A3, 6.00%, 05/25/36 647 377,491
CSMC Trust
(a)(b)
Series 2014-4R, Class 16A3, (1-mo.
LIBOR USD at 0.20% Floor +
0.20%), 5.00%, 02/27/36 .... 2,017 1,856,530
Series 2014-9R, Class 9A1, (1-mo.
LIBOR USD at 0.12% Floor +
0.12%), 5.14%, 08/27/36 .... 2,509 1,889,025
Series 2014-SAF1, Class B5, 3.84%,
03/25/44 ............... 2,835 2,081,633
Series 2015-4R, Class 1A4, (1-mo.
LIBOR USD at 0.15% Floor +
0.15%), 4.02%, 10/27/36 .... 5,206 3,739,373
Deutsche Alt-A Securities Mortgage
Loan Trust, Series 2007-OA4, Class
A2A, (1-mo. LIBOR USD at 0.34%
Floor + 0.34%), 5.49%, 08/25/47
(b)
2,188 1,945,227
Deutsche Alt-B Securities Mortgage
Loan Trust
(b)
Series 2006-AB3, Class A3, 6.51%,
07/25/36 ............... 887 718,485
Series 2006-AB3, Class A8, 6.36%,
07/25/36 ............... 564 456,893
GCAT Trust
(a)(b)
Series 2020-NQM2, Class B1,
4.63%, 04/25/65 .......... 4,430 3,757,634
Series 2022-NQM4, Class A1,
5.27%, 08/25/67
(e)
......... 13,707 13,372,129
GreenPoint Mortgage Funding Trust,
Series 2006-AR2, Class 4A1,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
at 2.00% Floor and 10.50% Cap +
2.00%), 5.98%, 03/25/36
(b)
..... 1,261 1,213,452
GS Mortgage-Backed Securities Corp.
Trust
(a)(b)
Series 2019-PJ2, Class B4, 4.38%,
11/25/49 ............... 2,579 1,991,124
Series 2020-PJ2, Class B4, 3.56%,
07/25/50 ............... 1,893 1,474,453
Security
Par (000)
Par (000) Value
United States (continued)
GSMPS Mortgage Loan Trust
(a)(b)
Series 2005-RP1, Class 1AF, (1-mo.
LIBOR USD at 0.35% Floor +
0.35%), 5.50%, 01/25/35 .... USD 2,791 $ 2,481,925
Series 2005-RP2, Class 1AF, (1-mo.
LIBOR USD at 0.35% Floor +
0.35%), 5.50%, 03/25/35 .... 4,049 3,524,006
Series 2006-RP1, Class 1AF1, (1-
mo. LIBOR USD at 0.35% Floor
and 9.15% Cap + 0.35%), 5.50%,
01/25/36 ............... 2,666 2,160,093
GSR Mortgage Loan Trust
Series 2005-AR1, Class 2A1, 4.24%,
01/25/35
(b)
.............. 357 337,221
Series 2007-1F, Class 2A4, 5.50%,
01/25/37 ............... 139 174,729
Series 2007-OA2, Class 2A1,
2.82%, 06/25/47
(b)
......... 1,569 997,159
HarborView Mortgage Loan Trust
(b)
Series 2006-12, Class 1A1A, (1-mo.
LIBOR USD at 0.41% Floor +
0.41%), 5.57%, 12/19/36 .... 10,984 9,124,056
Series 2007-4, Class 2A2, (1-mo.
LIBOR USD at 0.25% Floor and
10.00% Cap + 0.50%), 5.41%,
07/19/47 ............... 1,131 1,032,809
Homeward Opportunities Fund I Trust,
Series 2020-2, Class B1, 5.45%,
05/25/65
(a)(b)
............... 6,360 5,717,378
Homeward Opportunities Fund Trust,
Series 2022-1, Class A1, 5.08%,
07/25/67
(a)(e)
............... 13,460 12,966,667
Impac Secured Assets Trust, Series
2006-3, Class A1, (1-mo. LIBOR
USD at 0.34% Floor + 0.34%),
5.49%, 11/25/36
(b)
........... 1,781 1,538,284
IndyMac INDX Mortgage Loan Trust
(b)
Series 2006-AR15, Class A1, (1-mo.
LIBOR USD at 0.24% Floor +
0.24%), 5.39%, 07/25/36 .... 615 577,294
Series 2007-AR19, Class 3A1,
3.38%, 09/25/37 .......... 5,081 3,294,136
Series 2007-FLX5, Class 2A2, (1-
mo. LIBOR USD at 0.24% Floor +
0.24%), 5.39%, 08/25/37 .... 1,498 1,244,925
JP Morgan Mortgage Trust
(a)(b)
Series 2021-INV5, Class A5A,
2.50%, 12/25/51 .......... 19,231 14,859,955
Series 2021-INV5, Class B4, 3.19%,
12/25/51 ............... 2,570 1,690,516
Series 2021-INV5, Class B5, 3.19%,
12/25/51 ............... 900 583,843
Series 2021-INV5, Class B6, 3.00%,
12/25/51 ............... 3,075 1,312,260
Series 2021-INV7, Class A5A,
2.50%, 02/25/52 .......... 8,922 6,894,255
Series 2021-INV7, Class B1, 3.27%,
02/25/52 ............... 7,590 5,954,302
Series 2021-INV7, Class B2, 3.27%,
02/25/52 ............... 1,781 1,345,721
Series 2021-INV7, Class B3, 3.27%,
02/25/52 ............... 2,478 1,742,405
Series 2021-INV7, Class B4, 3.27%,
02/25/52 ............... 1,317 864,911
Series 2021-INV7, Class B5, 3.27%,
02/25/52 ............... 542 351,255

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-INV7, Class B6, 3.02%,
02/25/52 ............... USD 1,782 $ 744,296
JPMorgan Alternative Loan Trust,
Series 2007-A2, Class 2A1, 4.41%,
05/25/37
(b)
................ 855 774,147
JPMorgan Madison Avenue Securities
Trust, Series 2014-CH1, Class M2,
(1-mo. LIBOR USD at 4.25% Floor +
4.25%), 9.40%, 11/25/24
(a)(b)
.... 1,121 1,096,437
JPMorgan Mortgage Trust
(b)
Series 2007-A1, Class 4A1, 4.73%,
07/25/35 ............... 8 7,764
Series 2021-4, Class B3, 2.90%,
08/25/51
(a)
.............. 6,664 4,644,878
Legacy Mortgage Asset Trust
(a)(e)
Series 2020-GS5, Class A1, 3.25%,
06/25/60 ............... 4,862 4,768,904
Series 2020-SL1, Class A, 2.73%,
01/25/60 ............... 1,061 1,051,778
Series 2021-GS2, Class A1, 1.75%,
04/25/61
(b)
.............. 33,520 31,000,481
Lehman XS Trust, Series 2007-16N,
Class AF2, (1-mo. LIBOR USD
at 1.90% Floor + 1.90%), 7.05%,
09/25/47
(b)
................ 3,072 3,860,128
MASTR Resecuritization Trust, Series
2008-3, Class A1, 4.62%, 08/25/37
(a)
(b)
...................... 1,392 856,303
MCM Trust
(c)
Series 2018-NPL2,  3.00%,
08/25/28
(a)
.............. 30,861 29,589,685
Series 2021-VFN1,  3.00%, 08/28/28 20,938 13,494,730
Merrill Lynch Alternative Note Asset
Trust, Series 2007-OAR2, Class A2,
(1-mo. LIBOR USD at 0.42% Floor +
0.42%), 5.57%, 04/25/37
(b)
..... 3,019 2,551,438
MFA Trust
(a)(b)
Series 2020-NQM1, Class A3,
2.30%, 08/25/49 .......... 257 228,521
Series 2021-NQM1, Class B1,
3.51%, 04/25/65 .......... 6,050 4,465,212
Series 2022-NQM3, Class A1,
5.57%, 09/25/67
(e)
......... 11,185 10,911,683
Morgan Stanley Resecuritization Trust,
Series 2013-R7, Class 1B, (1-mo.
LIBOR USD at 0.16% Floor and
10.50% Cap + 0.16%), 5.34%,
12/26/46
(a)(b)
............... 1,263 1,135,699
Morgan Stanley Residential Mortgage
Loan Trust, Series 2014-1A, Class
B3, 6.51%, 06/25/44
(a)(b)
....... 777 754,902
Mortgage Loan Resecuritization Trust,
Series 2009-RS1, Class A85,
(1-mo. LIBOR USD at 0.34% Floor
and 9.00% Cap + 0.34%), 5.51%,
04/16/36
(a)(b)
............... 6,673 6,320,816
NACC Reperforming Loan REMIC
Trust
(a)
Series 2004-R1, Class A1, 6.50%,
03/25/34 ............... 3,235 2,736,228
Series 2004-R1, Class A2, 7.50%,
03/25/34 ............... 743 648,210
New Residential Mortgage Loan Trust
(a)
(b)
Series 2019-2A, Class A1, 4.25%,
12/25/57 ............... 2,059 1,940,815
Security
Par (000)
Par (000) Value
United States (continued)
Series 2020-RPL1, Class B3, 3.88%,
11/25/59 ............... USD 10,258 $ 7,381,310
Nomura Asset Acceptance Corp.
Alternative Loan Trust
(b)
Series 2001-R1A, Class A, 7.00%,
02/19/30
(a)
.............. 728 695,203
Series 2005-AP1, Class 2A4, 6.05%,
02/25/35
(e)
.............. 594 567,527
Series 2006-AF1, Class 1A4, 7.13%,
05/25/36
(e)
.............. 1,563 344,260
Series 2007-2, Class A4, (1-mo.
LIBOR USD at 0.42% Floor +
0.42%), 5.57%, 06/25/37 .... 747 651,523
NYMT Loan Trust, Series 2020-SP2,
Class A1, 2.94%, 10/25/60
(a)(b)
... 18,984 18,705,163
OBX Trust, Series 2022-NQM7, Class
A1, 5.11%, 08/25/62
(a)(b)(e)
...... 8,957 8,714,056
PRKCM Trust
(a)(b)
Series 2021-AFC2, Class A1, 2.07%,
11/25/56 ............... 3,415 2,795,324
Series 2022-AFC1, Class A1A,
4.10%, 04/25/57 .......... 1,912 1,777,025
Series 2022-AFC2, Class A1, 5.33%,
08/25/57 ............... 14,036 13,654,818
PRPM LLC
(a)(b)
Series 2020-4, Class A1, 2.95%,
10/25/25
(e)
.............. 9,851 9,712,588
Series 2021-4, Class A1, 1.87%,
04/25/26
(e)
.............. 6,011 5,536,303
Series 2022-1, Class A1, 3.72%,
02/25/27
(e)
.............. 1,721 1,630,112
Series 2023-1, Class A1, 6.88%,
02/25/28 ............... 17,622 17,510,766
RALI Trust, Series 2007-QH9, Class
A1, 5.09%, 11/25/37
(b)
......... 594 492,745
RCKT Mortgage Trust, Series 2020-1,
Class B4, 3.47%, 02/25/50
(a)(b)
... 1,652 1,307,360
RCO VI Mortgage LLC, Series 2022-1,
Class A1, 3.00%, 01/25/27
(a)(b)(e)
.. 23,496 22,068,527
Ready Capital Mortgage Financing
LLC, Series 2022-FL10, Class A,
(1-mo. CME Term SOFR at 2.55%
Floor + 2.55%), 7.64%, 10/25/39
(a)(b)
21,487 21,475,212
Reperforming Loan REMIC Trust
(a)(b)
Series 2005-R2, Class 1AF1, (1-mo.
LIBOR USD at 0.34% Floor and
9.50% Cap + 0.34%), 5.49%,
06/25/35 ............... 1,126 1,026,188
Series 2005-R3, Class AF, (1-mo.
LIBOR USD at 0.40% Floor and
9.50% Cap + 0.40%), 5.55%,
09/25/35 ............... 1,720 1,474,062
Residential Mortgage Loan Trust,
Series 2019-3, Class B2, 5.66%,
09/25/59
(a)(b)
............... 5,100 4,271,101
RFMSI Trust, Series 2006-SA2, Class
2A1, 5.22%, 08/25/36
(b)
........ 7,781 5,421,504
RMF Buyout Issuance Trust, Series
2021-HB1, Class M6, 6.00%,
11/25/31
(a)(b)(c)
.............. 4,113 2,350,645
Seasoned Credit Risk Transfer Trust,
Series 2018-1, Class BX, 3.56%,
05/25/57
(b)
................ 1,387 467,865

2023
BlackRock Semi-Annual Report to Shareholders
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Seasoned Loans Structured
Transaction Trust
(a)(b)
Series 2020-2, Class M1, 4.75%,
09/25/60 ............... USD 24,922 $ 23,847,592
Series 2020-3, Class M1, 4.75%,
04/26/60 ............... 1,982 1,915,388
Sequoia Mortgage Trust, Series 2007-3,
Class 2AA1, 3.72%, 07/20/37
(b)
.. 1,519 1,220,488
SG Residential Mortgage Trust, Series
2022-2, Class A1, 5.35%, 08/25/62
(a)
(b)(e)
..................... 2,851 2,770,424
STARM Mortgage Loan Trust, Series
2007-2, Class 3A3, 4.15%,
04/25/37
(b)
................ 435 264,138
Starwood Mortgage Residential Trust,
Series 2020-3, Class B1, 4.75%,
04/25/65
(a)(b)
............... 4,942 4,240,309
Structured Adjustable Rate Mortgage
Loan Trust
(b)
Series 2005-11, Class 1A1, 4.71%,
05/25/35 ............... 680 533,964
Series 2006-3, Class 4A, 3.85%,
04/25/36 ............... 1,415 854,550
Structured Asset Mortgage Investments
II Trust
(b)
Series 2006-AR2, Class A1, (1-mo.
LIBOR USD at 0.46% Floor and
10.50% Cap + 0.46%), 5.61%,
02/25/36 ............... 1,001 869,608
Series 2006-AR4, Class 3A1, (1-mo.
LIBOR USD at 0.38% Floor and
10.50% Cap + 0.38%), 5.53%,
06/25/36 ............... 4,147 3,547,788
Series 2006-AR5, Class 2A1, (1-mo.
LIBOR USD at 0.42% Floor and
10.50% Cap + 0.42%), 5.57%,
05/25/46 ............... 991 662,130
Structured Asset Securities Corp.
Mortgage Loan Trust, Series 2006-
RF4, Class 2A1, 6.00%, 10/25/36
(a)
2,282 1,293,445
Thornburg Mortgage Securities Trust,
Series 2006-3, Class A1, 3.24%,
06/25/46
(b)
................ 2,862 1,947,992
TVC DSCR, Series 2021-1, Class A,
2.38%, 02/01/51
(a)(c)
.......... 51,326 47,779,594
TVC Holding, Series 2021-1,  2.38%,
02/01/51
(c)
................ 12,832 11,186,933
TVC Mortgage Trust, Series 2020-
RTL1, Class A1, 3.47%, 09/25/24
(a)
32 31,711
Verus Securitization Trust
(a)(b)
Series 2019-4, Class B1, 3.86%,
11/25/59 ............... 1,400 1,152,194
Series 2019-INV2, Class M1, 3.50%,
07/25/59 ............... 1,415 1,271,316
Series 2020-5, Class M1, 2.60%,
05/25/65 ............... 3,834 3,080,382
Series 2022-1, Class B1, 3.98%,
01/25/67 ............... 2,802 1,797,732
Visio Trust
(a)(b)
Series 2019-2, Class B1, 3.91%,
11/25/54 ............... 1,825 1,291,699
Series 2020-1, Class M1, 4.45%,
08/25/55 ............... 1,900 1,633,245
Vista Point Securitization Trust, Series
2020-2, Class B1, 4.90%, 04/25/65
(a)
(b)
...................... 1,160 989,001
Security
Par (000)
Par (000) Value
United States (continued)
WaMu Mortgage Pass-Through
Certificates Trust
(b)
Series 2006-AR5, Class A1A,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
at 0.99% Floor + 0.99%), 4.97%,
06/25/46 ............... USD 272 $ 239,503
Series 2007-OA5, Class 1A,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
at 0.75% Floor + 0.75%), 4.73%,
06/25/47 ............... 7,110 5,771,175
Series 2007-OA5, Class 2A,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
at 1.25% Floor + 0.80%), 4.77%,
06/25/47 ............... 2,207 1,711,150
Washington Mutual Mortgage Pass-
Through Certificates WMALT Trust
Series 2005-9, Class 5A6, (1-mo.
LIBOR USD at 0.55% Floor and
5.50% Cap + 0.55%), 5.50%,
11/25/35
(b)
.............. 697 475,626
Series 2005-9, Class 5A9, 5.50%,
11/25/35 ............... 283 215,854
Series 2006-1, Class 4CB, 6.50%,
02/25/36 ............... 2,021 1,627,255
Series 2006-4, Class 1A1, 6.00%,
04/25/36 ............... 2,733 2,439,723
Series 2006-4, Class 3A1, 7.00%,
05/25/36
(b)(e)
............. 3,112 2,608,507
Series 2006-4, Class 3A5, 6.85%,
05/25/36
(b)(e)
............. 827 693,463
Series 2007-OA1, Class 2A,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
at 0.72% Floor + 0.72%), 4.70%,
12/25/46
(b)
.............. 5,435 4,398,004
Series 2007-OA3, Class 5A,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
at 1.25% Floor + 1.25%), 5.23%,
04/25/47
(b)
.............. 2,015 1,692,489
Western Mortgage Reference Notes
(a)
Series 2021-CL2,  8.22%, 07/25/59 17,254 16,152,225
Series 2021-CL2,  8.77%, 07/25/59 17,356 15,497,142
WinWater Mortgage Loan Trust, Series
2014-3, Class B5, 3.98%, 11/20/44
(a)
(b)
...................... 1,651 1,472,160
1,127,904,584
1,333,760,545
Commercial Mortgage-Backed Securities — 4.0%
Bermuda — 0.1%
(a)(b)
PFP Ltd., Series 2022-9, Class A,
(1-mo. CME Term SOFR at 2.27%
Floor + 2.27%), 7.38%, 08/19/35 . 11,988 11,958,030
RIAL Issuer Ltd., Series 2022-FL8,
Class A, (1-mo. CME Term SOFR
at 2.25% Floor + 2.25%), 7.34%,
01/19/37 ................. 22,543 22,121,642
34,079,672

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands — 0.0%
MF1 Multifamily Housing Mortgage
Loan Trust, Series 2021-W10,
Class G, (1-mo. CME Term SOFR
at 4.22% Floor + 4.22%), 9.37%,
12/15/34
(a)(b)
............... USD 1,999 $ 1,857,644
Ireland — 0.1%
(b)
Agora Securities DAC, Series 2021-1X,
Class A, (Sterling Overnight Index
Average at 5.12% Cap + 1.20%),
5.12%, 07/22/31
(d)
........... GBP 1,160 1,424,652
Atom Mortgage Securities DAC, Series
1X, Class D, (Sterling Overnight
Index Average at 1.90% Floor +
1.90%), 6.87%, 07/22/31
(d)
..... 1,542 1,617,622
Frost CMBS DAC, Series 2021-1X,
Class GBA, (Sterling Overnight
Index Average at 1.35% Floor +
1.35%), 6.30%, 11/20/33
(d)
...... 1,846 2,281,077
Haus European Loan Conduit No 39
DAC
Series 39X, Class A1, (3-mo.
EURIBOR at 0.65% Floor +
0.65%), 3.90%, 07/28/51
(d)
... EUR 2,508 2,565,380
Series 39X, Class B, (3-mo.
EURIBOR at 1.10% Floor +
1.10%), 4.35%, 07/28/51
(d)
... 1,039 1,002,380
Haus European Loan Conduit No. 39
DAC, Series 39X, Class C, (3-mo.
EURIBOR at 1.40% Floor + 1.40%),
4.65%, 07/28/51
(d)
........... 841 765,065
Last Mile Logistics Pan Euro Finance
DAC
Series 1X, Class A, (3-mo.
EURIBOR at 0.75% Floor +
0.75%), 4.11%, 08/17/33
(d)
... 1,844 1,913,480
Series 1X, Class B, (3-mo.
EURIBOR at 1.05% Floor +
1.05%), 4.41%, 08/17/33
(d)
... 1,125 1,122,228
Series 1X, Class C, (3-mo.
EURIBOR at 1.40% Floor +
1.40%), 4.76%, 08/17/33
(d)
... 1,331 1,323,348
Series 1X, Class D, (3-mo.
EURIBOR at 1.90% Floor +
1.90%), 5.26%, 08/17/33
(d)
... 1,031 1,005,425
Last Mile Securities PE DAC
Series 2021-1X, Class A1, (3-mo.
EURIBOR at 0.90% Floor and
4.90% Cap + 0.90%), 4.26%,
08/17/31
(d)
.............. 3,245 3,408,653
Series 2021-1X, Class B, (3-mo.
EURIBOR at 1.20% Floor and
5.20% Cap + 1.20%), 4.56%,
08/17/31
(d)
.............. 939 955,830
Series 2021-1X, Class C, (3-mo.
EURIBOR at 1.60% Floor and
5.60% Cap + 1.60%), 4.96%,
08/17/31
(d)
.............. 1,061 1,053,433
Pearl Finance DAC
Series 2020-1, Class A2, (3-mo.
EURIBOR at 1.90% Floor +
1.90%), 5.26%, 11/17/32
(d)
... 1,128 1,198,530
Series 2020-1, Class B, (3-mo.
EURIBOR at 2.50% Floor +
2.50%), 5.86%, 11/17/32
(d)
... 1,355 1,435,513
Security
Par (000)
Par (000) Value
Ireland (continued)
River Green Finance 2020 DAC
Series 2020-1, Class B, (3-mo.
EURIBOR at 1.05% Floor +
1.05%), 4.26%, 01/22/32
(d)
... EUR 542 $ 554,940
Series 2020-1, Class C, (3-mo.
EURIBOR at 1.40% Floor +
1.40%), 4.61%, 01/22/32
(d)
... 324 331,036
Scorpio European Loan Conduit No. 34
DAC, Series 34A, Class C, (Sterling
Overnight Index Average at 2.10%
Floor and 7.10% Cap + 2.22%),
7.17%, 05/17/29
(a)
........... GBP 2,665 3,265,184
Taurus UK DAC
Series 2019-UK2, Class B, (Sterling
Overnight Index Average at
1.80% Floor + 1.92%), 6.87%,
11/17/29
(d)
.............. 3,358 4,125,581
Series 2019-UK2, Class C, (Sterling
Overnight Index Average at
2.10% Floor + 2.22%), 7.17%,
11/17/29
(d)
.............. 2,075 2,505,412
Series 2021-UK1X, Class B,
(Sterling Overnight Index Average
at 1.30% Floor + 1.30%), 6.25%,
05/17/31
(d)
.............. 880 1,061,906
Series 2021-UK1X, Class C,
(Sterling Overnight Index Average
at 1.65% Floor + 1.65%), 6.60%,
05/17/31
(d)
.............. 536 637,165
Series 2021-UK1X, Class D,
(Sterling Overnight Index Average
at 2.60% Floor + 2.60%), 7.55%,
05/17/31
(d)
.............. 547 657,422
Series 2021-UK4X, Class A,
(Sterling Overnight Index Average
at 0.95% Floor + 0.95%), 5.90%,
08/17/31
(d)
.............. 4,139 5,068,004
Series 2021-UK4X, Class B,
(Sterling Overnight Index Average
at 1.50% Floor + 1.50%), 6.45%,
08/17/31
(d)
.............. 3,859 4,644,366
Series 2021-UK4X, Class C,
(Sterling Overnight Index Average
at 1.75% Floor + 1.75%), 6.70%,
08/17/31
(d)
.............. 509 599,459
Series 2021-UK4X, Class D,
(Sterling Overnight Index Average
at 2.10% Floor + 2.10%), 7.05%,
08/17/31
(d)
.............. 2,299 2,648,281
Vita Scientia DAC, Series 2022-1X,
Class B, (3-mo. EURIBOR at 1.80%
Floor + 1.80%), 5.26%, 02/27/33
(d)
EUR 2,700 2,720,891
51,892,263
Italy — 0.1%
(d)
Cassia SRL
(b)
Series 2022-1X, Class A, (3-mo.
EURIBOR at 2.50% Floor +
2.50%), 5.88%, 05/22/34
(d)
... 12,859 13,330,497
Series 2022-1X, Class B, (3-mo.
EURIBOR at 3.50% Floor +
3.50%), 6.88%, 05/22/34
(d)
... 6,145 6,165,136
19,495,633

2023
BlackRock Semi-Annual Report to Shareholders
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Switzerland — 0.0%
Credit Suisse First Boston Mortgage
Securities Corp., Series 2005-C2,
Class AMFX, 4.88%, 04/15/37 ... USD 17 $ 16,998
United Kingdom — 0.0%
(b)
Canary Wharf Finance II plc
Series II, Class C2, (Sterling
Overnight Index Average +
1.49%), 6.46%, 10/22/37
(d)
... GBP 2,100 2,136,497
Series II, Class D2, (Sterling
Overnight Index Average at
1.26% Floor + 2.22%), 7.19%,
10/22/37
(d)
.............. 14,689 14,567,918
Sage AR Funding plc, Series 1X, Class
C, (Sterling Overnight Index Average
+ 2.15%), 7.10%, 11/17/30
(d)
.... 535 636,003
17,340,418
United States — 3.7%
1211 Avenue of the Americas Trust
(a)(b)
Series 2015-1211, Class C, 4.28%,
08/10/35 ............... USD 1,100 985,305
Series 2015-1211, Class D, 4.28%,
08/10/35 ............... 1,235 1,075,892
Series 2015-1211, Class E, 4.28%,
08/10/35 ............... 2,360 1,966,245
245 Park Avenue Trust
(a)(b)
Series 2017-245P, Class D, 3.78%,
06/05/37 ............... 1,100 814,536
Series 2017-245P, Class E, 3.78%,
06/05/37 ............... 5,691 3,932,415
280 Park Avenue Mortgage Trust
(a)(b)
Series 2017-280P, Class D, (1-mo.
LIBOR USD at 1.54% Floor +
1.54%), 6.64%, 09/15/34 .... 3,660 3,234,668
Series 2017-280P, Class E, (1-mo.
LIBOR USD at 2.12% Floor +
2.12%), 7.22%, 09/15/34 .... 12,926 11,059,378
Alen Mortgage Trust, Series 2021-
ACEN, Class D, (1-mo. LIBOR USD
at 3.10% Floor + 3.10%), 8.29%,
04/15/34
(a)(b)
............... 4,827 3,458,348
Arbor Multifamily Mortgage Securities
Trust
(a)
Series 2020-MF1, Class E, 1.75%,
05/15/53 ............... 1,165 606,684
Series 2021-MF3, Class A5, 2.57%,
10/15/54 ............... 3,605 2,950,394
AREIT LLC, Series 2022-CRE7, Class
A, (1-mo. CME Term SOFR at 2.24%
Floor + 2.24%), 7.33%, 06/17/39
(a)(b)
11,460 11,395,762
Ashford Hospitality Trust, Series 2018-
ASHF, Class D, (1-mo. LIBOR USD
at 2.23% Floor + 2.10%), 7.42%,
04/15/35
(a)(b)
............... 3,816 3,663,360
Atrium Hotel Portfolio Trust, Series
2017-ATRM, Class D, (1-mo. LIBOR
USD at 1.95% Floor + 2.20%),
7.39%, 12/15/36
(a)(b)
.......... 10,441 9,440,668
BAMLL Commercial Mortgage
Securities Trust
(a)(b)
Series 2015-200P, Class F, 3.72%,
04/14/33 ............... 4,751 4,011,671
Series 2017-SCH, Class AF, (1-mo.
LIBOR USD at 1.00% Floor +
1.00%), 6.19%, 11/15/33 ..... 250 237,729
Security
Par (000)
Par (000) Value
United States (continued)
Series 2017-SCH, Class BF, (1-mo.
LIBOR USD at 1.40% Floor +
1.40%), 6.59%, 11/15/33 ..... USD 6,440 $ 6,116,783
Series 2017-SCH, Class CL, (1-mo.
LIBOR USD at 1.50% Floor +
1.50%), 6.69%, 11/15/32 ..... 2,560 2,351,815
Series 2017-SCH, Class DL, (1-mo.
LIBOR USD at 2.00% Floor +
2.00%), 7.19%, 11/15/32 ..... 5,070 4,490,967
Series 2018-DSNY, Class C, (1-mo.
LIBOR USD at 1.35% Floor +
1.35%), 6.54%, 09/15/34 .... 590 583,086
Series 2018-DSNY, Class D, (1-mo.
LIBOR USD at 1.70% Floor +
1.70%), 6.89%, 09/15/34 .... 5,767 5,697,309
Banc of America Commercial Mortgage
Trust, Series 2015-UBS7, Class B,
4.48%, 09/15/48
(b)
........... 1,135 1,014,240
Bayview Commercial Asset Trust
(a)(b)
Series 2005-3A, Class A1, (1-mo.
LIBOR USD at 0.48% Floor and
10.80% Cap + 0.48%), 5.47%,
11/25/35 ............... 3,150 2,848,014
Series 2005-4A, Class A1, (1-mo.
LIBOR USD at 0.30% Floor +
0.45%), 5.60%, 01/25/36 .... 5,355 4,895,978
Series 2005-4A, Class A2, (1-mo.
LIBOR USD at 0.39% Floor +
0.59%), 5.74%, 01/25/36 .... 129 118,695
Series 2005-4A, Class M1, (1-mo.
LIBOR USD at 0.45% Floor +
0.68%), 5.83%, 01/25/36 .... 346 316,624
Series 2006-1A, Class A2, (1-mo.
LIBOR USD at 0.54% Floor +
0.54%), 5.69%, 04/25/36 .... 503 453,173
Series 2006-2A, Class A2, (1-mo.
LIBOR USD at 0.28% Floor +
0.42%), 5.43%, 07/25/36 .... 924 837,179
Series 2006-3A, Class A1, (1-mo.
LIBOR USD at 0.25% Floor +
0.38%), 5.53%, 10/25/36 .... 658 606,622
Series 2006-3A, Class A2, (1-mo.
LIBOR USD at 0.30% Floor +
0.45%), 5.60%, 10/25/36 .... 713 659,400
Series 2006-4A, Class A1, (1-mo.
LIBOR USD at 0.23% Floor +
0.35%), 5.50%, 12/25/36 .... 2,130 1,969,959
Series 2007-1, Class A2, (1-mo.
LIBOR USD at 0.27% Floor +
0.41%), 5.56%, 03/25/37 .... 1,501 1,346,244
Series 2007-2A, Class A1, (1-mo.
LIBOR USD at 0.27% Floor +
0.27%), 5.42%, 07/25/37 .... 2,017 1,785,402
Series 2007-6A, Class A4A, (1-mo.
LIBOR USD at 1.50% Floor +
1.50%), 6.65%, 12/25/37 .... 9,675 8,210,138
Series 2008-2, Class A4A, (1-mo.
LIBOR USD at 2.50% Floor and
3.75% Cap + 2.50%), 7.65%,
04/25/38 ............... 2,396 2,337,776
BBCMS Mortgage Trust
(a)(b)
Series 2018-CHRS, Class E, 4.41%,
08/05/38 ............... 2,640 1,761,988
Series 2018-TALL, Class A, (1-mo.
LIBOR USD at 0.87% Floor +
0.72%), 6.07%, 03/15/37 .... 2,453 2,209,049

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
BB-UBS Trust, Series 2012-SHOW,
Class E, 4.16%, 11/05/36
(a)(b)
.... USD 2,313 $ 2,079,729
BDS LLC, Series 2022-FL12, Class A,
(1-mo. CME Term SOFR at 2.14%
Floor + 2.14%), 7.23%, 08/19/38
(a)(b)
6,880 6,837,700
Beast Mortgage Trust
(a)(b)
Series 2021-SSCP, Class A, (1-mo.
LIBOR USD at 0.75% Floor +
0.75%), 6.01%, 04/15/36 .... 6,687 6,437,228
Series 2021-SSCP, Class B, (1-mo.
LIBOR USD at 1.10% Floor +
1.10%), 6.36%, 04/15/36 .... 6,829 6,514,867
Series 2021-SSCP, Class C, (1-mo.
LIBOR USD at 1.35% Floor +
1.35%), 6.61%, 04/15/36 .... 8,403 8,007,693
Series 2021-SSCP, Class D, (1-mo.
LIBOR USD at 1.60% Floor +
1.60%), 6.86%, 04/15/36 .... 7,896 7,449,716
Series 2021-SSCP, Class E, (1-mo.
LIBOR USD at 2.10% Floor +
2.10%), 7.36%, 04/15/36 .... 6,692 6,241,723
Series 2021-SSCP, Class F, (1-mo.
LIBOR USD at 2.90% Floor +
2.90%), 8.16%, 04/15/36 .... 6,430 6,065,436
Series 2021-SSCP, Class G, (1-mo.
LIBOR USD at 3.80% Floor +
3.80%), 9.06%, 04/15/36 .... 7,248 6,833,652
Series 2021-SSCP, Class H, (1-mo.
LIBOR USD at 4.90% Floor +
4.90%), 10.16%, 04/15/36 .... 5,096 4,803,435
Benchmark Mortgage Trust, Series
2021-B29, Class A5, 2.39%,
09/15/54 ................. 2,250 1,805,666
BFLD Trust, Series 2020-EYP, Class E,
(1-mo. LIBOR USD at 3.70% Floor +
3.70%), 8.89%, 10/15/35
(a)(b)
.... 6,517 2,314,634
BHMS, Series 2018-ATLS, Class A,
(1-mo. LIBOR USD at 1.25% Floor +
1.25%), 6.44%, 07/15/35
(a)(b)
.... 15,173 14,792,402
BLP Commercial Mortgage Trust,
Series 2023-IND, Class A, (1-mo.
CME Term SOFR at 1.69% Floor +
1.69%), 6.84%, 03/15/40
(a)(b)
.... 7,455 7,343,839
BOCA Commercial Mortgage Trust,
Series 2022-BOCA, Class A, (1-mo.
CME Term SOFR at 1.77% Floor +
1.77%), 6.92%, 05/15/39
(a)(b)
.... 5,533 5,493,563
BPR Trust
(a)(b)
Series 2021-TY, Class E, (1-mo.
LIBOR USD at 3.60% Floor +
3.60%), 8.79%, 09/15/38 .... 5,768 5,317,138
Series 2022-SSP, Class A, (1-mo.
CME Term SOFR at 3.00% Floor
+ 3.00%), 8.15%, 05/15/39 ... 2,870 2,844,748
BWAY Mortgage Trust
(a)
Series 2013-1515, Class A2, 3.45%,
03/10/33 ............... 4,630 4,287,010
Series 2013-1515, Class D, 3.63%,
03/10/33 ............... 9,570 8,666,505
Series 2013-1515, Class E, 3.72%,
03/10/33 ............... 650 565,224
Series 2013-1515, Class F, 4.06%,
03/10/33
(b)
.............. 601 500,728
Security
Par (000)
Par (000) Value
United States (continued)
BX Commercial Mortgage Trust
(a)
Series 2019-XL, Class A, (1-mo.
CME Term SOFR at 0.92% Floor
+ 1.03%), 6.18%, 10/15/36
(b)
.. USD 4,721 $ 4,692,121
Series 2019-XL, Class G, (1-mo.
CME Term SOFR at 2.30% Floor
+ 2.41%), 7.56%, 10/15/36
(b)
.. 38,734 38,000,031
Series 2019-XL, Class J, (1-mo.
CME Term SOFR at 2.65% Floor
+ 2.76%), 7.91%, 10/15/36
(b)
.. 33,865 32,714,164
Series 2020-VIV3, Class B, 3.66%,
03/09/44
(b)
.............. 10,747 9,021,062
Series 2020-VIV4, Class A, 2.84%,
03/09/44 ............... 1,284 1,059,150
Series 2020-VKNG, Class A, (1-mo.
CME Term SOFR at 0.93% Floor
+ 1.04%), 6.19%, 10/15/37
(b)
.. 1,027 1,013,986
Series 2020-VKNG, Class F, (1-mo.
CME Term SOFR at 2.75% Floor
+ 2.86%), 8.01%, 10/15/37
(b)
.. 5,369 5,144,656
Series 2021-CIP, Class A, (1-mo.
LIBOR USD at 0.92% Floor +
0.92%), 6.11%, 12/15/38
(b)
... 1,254 1,222,540
Series 2021-NWM, Class A, (1-mo.
CME Term SOFR at 0.91% Floor
+ 1.02%), 6.17%, 02/15/33
(b)
.. 25,114 24,400,138
Series 2021-NWM, Class B, (1-mo.
CME Term SOFR at 2.15% Floor
+ 2.26%), 7.41%, 02/15/33
(b)
.. 15,394 15,079,417
Series 2021-NWM, Class C, (1-mo.
CME Term SOFR at 4.25% Floor
+ 4.36%), 9.51%, 02/15/33
(b)
.. 10,302 10,066,102
Series 2021-SOAR, Class G, (1-mo.
LIBOR USD at 2.80% Floor +
2.80%), 7.99%, 06/15/38
(b)
... 7,394 6,994,620
Series 2021-VINO, Class F, (1-mo.
LIBOR USD at 2.80% Floor +
2.80%), 8.00%, 05/15/38
(b)
... 10,521 9,913,563
Series 2021-VIV5, Class A, 2.84%,
03/09/44
(b)
.............. 2,328 1,927,941
Series 2022-CSMO, Class C, (1-mo.
CME Term SOFR at 3.89% Floor
+ 3.89%), 9.04%, 06/15/27
(b)
.. 4,000 3,974,923
BX Trust
(a)(b)
Series 2019-OC11, Class E, 4.08%,
12/09/41 ............... 7,318 5,865,965
Series 2021-ARIA, Class A, (1-mo.
LIBOR USD at 0.90% Floor +
0.90%), 6.09%, 10/15/36 .... 2,522 2,443,643
Series 2021-ARIA, Class D, (1-mo.
LIBOR USD at 1.90% Floor +
1.90%), 7.09%, 10/15/36 .... 4,111 3,925,341
Series 2021-ARIA, Class G, (1-mo.
LIBOR USD at 3.14% Floor +
3.14%), 8.34%, 10/15/36 .... 8,289 7,638,960
Series 2021-LBA, Class AJV, (1-mo.
CME Term SOFR at 0.80% Floor
+ 0.91%), 6.06%, 02/15/36 ... 15,198 14,731,323
Series 2021-LBA, Class AV, (1-mo.
CME Term SOFR at 0.80% Floor
+ 0.91%), 6.06%, 02/15/36 ... 5,208 5,041,648
Series 2021-LBA, Class FJV, (1-mo.
CME Term SOFR at 2.40% Floor
+ 2.51%), 7.66%, 02/15/36 ... 11,223 10,298,677

2023
BlackRock Semi-Annual Report to Shareholders
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-LBA, Class FV, (1-mo.
CME Term SOFR at 2.40% Floor
+ 2.51%), 7.66%, 02/15/36 ... USD 9,000 $ 8,258,763
Series 2021-LBA, Class GJV, (1-mo.
CME Term SOFR at 3.00% Floor
+ 3.11%), 8.26%, 02/15/36 ... 2,185 1,999,459
Series 2021-LBA, Class GV, (1-mo.
CME Term SOFR at 3.00% Floor
+ 3.11%), 8.26%, 02/15/36 ... 9,336 8,543,741
Series 2021-MFM1, Class E, (1-mo.
CME Term SOFR at 2.25% Floor
+ 2.36%), 7.51%, 01/15/34 ... 2,604 2,506,099
Series 2021-MFM1, Class F, (1-mo.
CME Term SOFR at 3.00% Floor
+ 3.11%), 8.26%, 01/15/34 ... 4,033 3,846,794
Series 2021-SDMF, Class A, (1-mo.
LIBOR USD at 0.59% Floor +
0.59%), 5.78%, 09/15/34 .... 2,057 1,984,731
Series 2021-VIEW, Class E, (1-mo.
LIBOR USD at 3.60% Floor +
3.60%), 8.79%, 06/15/36 .... 10,095 9,087,159
Series 2022-GPA, Class A, (1-mo.
CME Term SOFR at 2.17% Floor
+ 2.17%), 7.31%, 10/15/39 ... 45,050 44,979,371
Series 2022-GPA, Class D, (1-mo.
CME Term SOFR at 4.06% Floor
+ 4.06%), 9.21%, 10/15/39 ... 4,450 4,405,374
Series 2022-LBA6, Class A, (1-mo.
CME Term SOFR at 1.00% Floor
+ 1.00%), 6.15%, 01/15/39 ... 5,973 5,826,912
Series 2022-LBA6, Class D, (1-mo.
CME Term SOFR at 2.00% Floor
+ 2.00%), 7.15%, 01/15/39 ... 5,950 5,726,137
Series 2022-VAMF, Class A, (1-mo.
CME Term SOFR at 0.85% Floor
+ 0.85%), 6.00%, 01/15/39 ... 3,580 3,478,970
Series 2022-VAMF, Class B, (1-mo.
CME Term SOFR at 1.28% Floor
+ 1.28%), 6.43%, 01/15/39 ... 1,449 1,409,018
Series 2023-DELC, Class A, (1-mo.
CME Term SOFR at 2.69% Floor
+ 2.69%), 7.69%, 05/15/38 ... 18,097 18,051,613
BXP Trust
(a)(b)
Series 2017-CC, Class D, 3.67%,
08/13/37 ............... 1,930 1,399,059
Series 2017-CC, Class E, 3.67%,
08/13/37 ............... 3,820 2,540,031
Series 2017-GM, Class D, 3.54%,
06/13/39 ............... 1,520 1,246,569
Series 2017-GM, Class E, 3.54%,
06/13/39 ............... 3,300 2,493,600
Series 2021-601L, Class D, 2.87%,
01/15/44 ............... 3,999 2,402,014
CAMB Commercial Mortgage Trust,
Series 2019-LIFE, Class E, (1-mo.
LIBOR USD at 2.15% Floor +
2.15%), 7.34%, 12/15/37
(a)(b)
.... 9,282 9,048,791
CFCRE Commercial Mortgage Trust,
Series 2016-C4, Class C, 5.00%,
05/10/58
(b)
................ 6,142 5,454,648
CFK Trust
(a)(b)
Series 2019-FAX, Class D, 4.79%,
01/15/39 ............... 6,897 5,923,854
Series 2019-FAX, Class E, 4.79%,
01/15/39 ............... 6,152 5,082,758
Security
Par (000)
Par (000) Value
United States (continued)
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class C, 5.26%,
03/11/47
(b)
.............. USD 1,156 $ 1,121,236
Series 2016-GC37, Class C, 5.08%,
04/10/49
(b)
.............. 2,110 1,848,819
Series 2019-PRM, Class D, 4.35%,
05/10/36
(a)
.............. 1,890 1,870,765
Series 2019-PRM, Class E, 4.89%,
05/10/36
(a)(b)
............. 11,599 11,501,203
Series 2019-PRM, Class F, 4.89%,
05/10/36
(a)(b)
............. 5,775 5,726,308
Series 2019-SMRT, Class D, 4.90%,
01/10/36
(a)(b)
............. 17,385 17,290,852
Series 2019-SMRT, Class E, 4.90%,
01/10/36
(a)(b)
............. 1,081 1,075,002
Series 2020-420K, Class E, 3.42%,
11/10/42
(a)(b)
............. 2,660 1,797,662
Cold Storage Trust
(a)(b)
Series 2020-ICE5, Class A, (1-mo.
LIBOR USD at 0.90% Floor +
0.90%), 6.09%, 11/15/37 ..... 7,055 6,935,234
Series 2020-ICE5, Class E, (1-mo.
LIBOR USD at 2.77% Floor +
2.77%), 7.96%, 11/15/37 ..... 15,600 15,286,422
Series 2020-ICE5, Class F, (1-mo.
LIBOR USD at 3.49% Floor +
3.49%), 8.69%, 11/15/37 ..... 7,334 7,153,347
Commercial Mortgage Trust
Series 2013-300P, Class D, 4.54%,
08/10/30
(a)(b)
............. 750 581,250
Series 2014-CR15, Class C, 4.81%,
02/10/47
(b)
.............. 154 134,068
Series 2015-LC19, Class B, 3.83%,
02/10/48
(b)
.............. 942 846,947
Series 2015-LC23, Class A4, 3.77%,
10/10/48 ............... 2,008 1,900,814
Series 2016-667M, Class D, 3.28%,
10/10/36
(a)(b)
............. 1,840 1,414,472
Credit Suisse Mortgage Capital
Certificates
(a)(b)
Series 2015-RPL1, Class A, 0.00%,
02/15/24
(c)
.............. 23,200 20,783,636
Series 2019-ICE4, Class A, (1-mo.
LIBOR USD at 0.98% Floor +
0.98%), 6.17%, 05/15/36 .... 6,219 6,187,486
Series 2019-ICE4, Class C, (1-mo.
LIBOR USD at 1.43% Floor +
1.43%), 6.62%, 05/15/36 .... 2,793 2,762,917
Series 2019-ICE4, Class E, (1-mo.
LIBOR USD at 2.15% Floor +
2.15%), 7.34%, 05/15/36 .... 14,066 13,767,995
Series 2019-ICE4, Class F, (1-mo.
LIBOR USD at 2.65% Floor +
2.65%), 7.84%, 05/15/36 .... 14,857 14,514,091
Series 2020-NET, Class D, 3.83%,
08/15/37 ............... 560 485,031
Series 2021-980M, Class E, 3.65%,
07/15/31 ............... 3,955 2,829,406
CSAIL Commercial Mortgage Trust,
Series 2018-CX12, Class C, 4.88%,
08/15/51
(b)
................ 1,586 1,266,843
CSMC Trust
(a)
Series 2017-PFHP, Class A, (1-mo.
LIBOR USD at 0.95% Floor +
0.95%), 6.14%, 12/15/30
(b)
... 2,310 2,206,076

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2017-TIME, Class A, 3.65%,
11/13/39 ............... USD 2,190 $ 1,847,058
Series 2020-FACT, Class E, (1-mo.
LIBOR USD at 4.86% Floor +
4.86%), 10.06%, 10/15/37
(b)
.. 5,754 5,136,514
Series 2021-BHAR, Class A, (1-mo.
LIBOR USD at 1.15% Floor +
1.15%), 6.34%, 11/15/38
(b)
... 5,892 5,766,344
Series 2021-BHAR, Class B, (1-mo.
LIBOR USD at 1.50% Floor +
1.50%), 6.69%, 11/15/38
(b)
... 2,356 2,294,849
Series 2021-BHAR, Class C, (1-mo.
LIBOR USD at 2.00% Floor +
2.00%), 7.19%, 11/15/38
(b)
... 3,520 3,429,739
Series 2021-BHAR, Class E, (1-mo.
LIBOR USD at 3.50% Floor +
3.50%), 8.69%, 11/15/38
(b)
... 2,315 2,246,277
Series 2022-NWPT, Class A, (1-mo.
CME Term SOFR at 3.14% Floor
+ 3.14%), 8.29%, 09/09/24
(b)
.. 12,521 12,507,859
DBGS Mortgage Trust
(a)(b)
Series 2018-BIOD, Class D, (1-mo.
LIBOR USD at 1.30% Floor +
1.30%), 6.74%, 05/15/35 .... 137 133,959
Series 2019-1735, Class F, 4.33%,
04/10/37 ............... 1,060 630,907
DBUBS Mortgage Trust
(a)(b)
Series 2017-BRBK, Class D, 3.65%,
10/10/34 ............... 3,760 2,980,130
Series 2017-BRBK, Class E, 3.65%,
10/10/34 ............... 8,126 6,211,395
Series 2017-BRBK, Class F, 3.65%,
10/10/34 ............... 2,070 1,520,182
ELP Commercial Mortgage Trust,
Series 2021-ELP, Class G, (1-mo.
LIBOR USD at 3.12% Floor +
3.12%), 8.31%, 11/15/38
(a)(b)
.... 11,896 10,971,289
Extended Stay America Trust
(a)(b)
Series 2021-ESH, Class D, (1-mo.
LIBOR USD at 2.25% Floor +
2.25%), 7.44%, 07/15/38 .... 12,269 11,922,902
Series 2021-ESH, Class E, (1-mo.
LIBOR USD at 2.85% Floor +
2.85%), 8.04%, 07/15/38 .... 14,456 14,011,612
Series 2021-ESH, Class F, (1-mo.
LIBOR USD at 3.70% Floor +
3.70%), 8.89%, 07/15/38 .... 7,291 6,925,748
Federal Home Loan Mortgage Corp.
Variable Rate Notes, Series 2018-
K80, Class B, 4.38%, 08/25/50
(a)(b)
2,888 2,719,313
GCT Commercial Mortgage Trust,
Series 2021-GCT, Class D, (1-mo.
LIBOR USD at 2.35% Floor +
2.35%), 7.54%, 02/15/38
(a)(b)
.... 770 462,612
Grace Trust, Series 2020-GRCE, Class
E, 2.77%, 12/10/40
(a)(b)
........ 2,546 1,681,689
GS Mortgage Securities Corp. II,
Series 2005-ROCK, Class A, 5.37%,
05/03/32
(a)
................ 7,340 7,105,783
GS Mortgage Securities Corp. Trust
(a)
Series 2017-375H, Class A, 3.59%,
09/10/37
(b)
.............. 1,460 1,274,061
Series 2017-GPTX, Class A, 2.86%,
05/10/34 ............... 6,110 4,643,600
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-DM, Class A, (1-mo.
LIBOR USD at 0.89% Floor +
0.89%), 6.08%, 11/15/36
(b)
... USD 8,770 $ 8,558,212
Series 2021-DM, Class F, (1-mo.
LIBOR USD at 3.44% Floor +
3.44%), 8.63%, 11/15/36
(b)
... 1,030 970,576
Series 2021-ROSS, Class A, (1-mo.
LIBOR USD at 1.15% Floor +
1.15%), 6.34%, 05/15/26
(b)
... 2,320 2,080,633
Series 2022-AGSS, Class A, (1-mo.
CME Term SOFR at 2.79% Floor
+ 2.69%), 7.84%, 11/15/27
(b)
.. 19,780 19,693,749
Series 2022-ECI, Class A, (1-mo.
CME Term SOFR at 2.20% Floor
+ 2.19%), 7.34%, 08/15/39
(b)
.. 11,620 11,623,630
Series 2022-SHIP, Class A, (1-mo.
CME Term SOFR at 0.73% Floor
+ 0.73%), 5.88%, 08/15/36
(b)
.. 14,287 14,188,828
Series 2023-FUN, Class A, (1-mo.
CME Term SOFR at 2.09% Floor
+ 2.09%), 7.24%, 03/15/28
(b)
.. 7,510 7,387,667
GS Mortgage Securities Trust
(b)
Series 2014-GC20, Class B, 4.53%,
04/10/47 ............... 370 346,570
Series 2015-590M, Class E, 3.93%,
10/10/35
(a)
.............. 2,540 2,084,139
Series 2015-GC32, Class C, 4.56%,
07/10/48 ............... 1,786 1,590,433
Series 2019-GSA1, Class C, 3.93%,
11/10/52 ............... 570 431,595
Harvest Commercial Capital Loan Trust,
Series 2020-1, Class M4, 5.96%,
04/25/52
(a)(b)
............... 1,181 1,062,512
HIT Trust, Series 2022-HI32, Class A,
(1-mo. CME Term SOFR at 2.39%
Floor + 2.39%), 7.54%, 07/15/24
(a)(b)
2,650 2,644,950
HONO Mortgage Trust
(a)(b)
Series 2021-LULU, Class E, (1-mo.
LIBOR USD at 3.35% Floor +
3.35%), 8.54%, 10/15/36 .... 3,296 3,006,203
Series 2021-LULU, Class F, (1-mo.
LIBOR USD at 4.40% Floor +
4.40%), 9.59%, 10/15/36 .... 3,031 2,744,412
Hudson Yards Mortgage Trust, Series
2019-55HY, Class F, 3.04%,
12/10/41
(a)(b)
............... 6,164 4,045,650
ILPT Commercial Mortgage Trust,
Series 2022-LPF2, Class A, (1-mo.
CME Term SOFR at 2.25% Floor +
2.25%), 7.39%, 10/15/39
(a)(b)
.... 22,092 22,023,005
IMT Trust
(a)
Series 2017-APTS, Class AFX,
3.48%, 06/15/34 .......... 4,090 3,950,474
Series 2017-APTS, Class DFX,
3.61%, 06/15/34
(b)
......... 1,350 1,280,758
Series 2017-APTS, Class EFX,
3.61%, 06/15/34
(b)
......... 2,090 1,965,906
Independence Plaza Trust
(a)
Series 2018-INDP, Class B, 3.91%,
07/10/35 ............... 1,220 1,128,388
Series 2018-INDP, Class C, 4.16%,
07/10/35 ............... 2,655 2,440,207
INTOWN Mortgage Trust, Series 2022-
STAY, Class A, (1-mo. CME Term
SOFR at 2.49% Floor + 2.49%),
7.64%, 08/15/39
(a)(b)
.......... 12,733 12,732,986

2023
BlackRock Semi-Annual Report to Shareholders
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
JPMBB Commercial Mortgage
Securities Trust, Series 2015-C33,
Class D1, 4.29%, 12/15/48
(a)(b)
... USD 4,979 $ 3,783,742
JPMCC Commercial Mortgage
Securities Trust
Series 2017-JP7, Class B, 4.05%,
09/15/50 ............... 840 688,926
Series 2019-COR5, Class A3,
3.12%, 06/13/52 .......... 2,890 2,478,287
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2015-JP1, Class C, 4.88%,
01/15/49
(b)
.............. 1,650 1,374,087
Series 2018-AON, Class A, 4.13%,
07/05/31
(a)
.............. 4,834 4,390,722
Series 2018-PHH, Class A, (1-mo.
LIBOR USD at 2.41% Floor +
1.21%), 6.40%, 06/15/35
(a)(b)
.. 3,566 3,306,178
Series 2019-MFP, Class E, (1-mo.
LIBOR USD at 2.16% Floor +
2.16%), 7.35%, 07/15/36
(a)(b)
.. 5,580 5,353,835
Series 2020-609M, Class D, (1-mo.
LIBOR USD at 2.77% Floor +
2.77%), 7.96%, 10/15/33
(a)(b)
.. 2,500 2,090,670
Series 2021-MHC, Class A, (1-mo.
LIBOR USD at 0.80% Floor +
0.80%), 6.06%, 04/15/38
(a)(b)
.. 991 974,994
Series 2021-MHC, Class E, (1-mo.
LIBOR USD at 2.45% Floor +
2.45%), 7.71%, 04/15/38
(a)(b)
.. 11,570 11,108,563
Series 2021-MHC, Class F, (1-mo.
LIBOR USD at 2.95% Floor +
2.95%), 8.21%, 04/15/38
(a)(b)
.. 5,050 4,836,654
Series 2022-CGSS, Class A, (1-mo.
CME Term SOFR at 2.97% Floor
+ 2.47%), 7.62%, 12/15/36
(a)(b)
. 12,820 12,803,337
Series 2022-NLP, Class F, (1-mo.
CME Term SOFR at 3.54% Floor
+ 3.54%), 8.69%, 04/15/37
(a)(b)
. 12,698 10,993,847
Series 2022-NXSS, Class A, (1-mo.
CME Term SOFR at 2.18% Floor
+ 2.18%), 7.33%, 09/15/39
(a)(b)
. 19,396 19,401,852
Series 2022-OPO, Class D, 3.56%,
01/05/39
(a)(b)
............. 7,412 5,367,796
KNDL Mortgage Trust, Series 2019-
KNSQ, Class E, (1-mo. LIBOR USD
at 1.80% Floor + 1.80%), 7.14%,
05/15/36
(a)(b)
............... 3,676 3,616,515
Lehman Brothers Small Balance
Commercial Mortgage Trust
(a)(b)
Series 2006-2A, Class M3, (1-mo.
LIBOR USD at 0.45% Floor +
0.45%), 5.60%, 09/25/36 .... 2,479 2,346,376
Series 2007-1A, Class 1A, (1-mo.
LIBOR USD at 0.25% Floor +
0.25%), 5.40%, 03/25/37 .... 146 145,927
Series 2007-3A, Class M2, (1-mo.
LIBOR USD at 2.00% Floor +
2.00%), 7.15%, 10/25/37 .... 5,850 4,536,830
Life Mortgage Trust, Series 2021-BMR,
Class F, (1-mo. CME Term SOFR
at 2.35% Floor + 2.46%), 7.61%,
03/15/38
(a)(b)
............... 7,616 7,209,658
LSTAR Commercial Mortgage Trust,
Series 2015-3, Class AS, 3.31%,
04/20/48
(a)(b)
............... 465 445,567
Security
Par (000)
Par (000) Value
United States (continued)
LUXE Trust, Series 2021-TRIP, Class E,
(1-mo. LIBOR USD at 2.75% Floor +
2.75%), 7.94%, 10/15/38
(a)(b)
.... USD 1,216 $ 1,168,274
MAD Mortgage Trust
(a)(b)
Series 2017-330M, Class D, 4.11%,
08/15/34 ............... 2,925 2,293,015
Series 2017-330M, Class E, 4.17%,
08/15/34 ............... 4,493 3,387,438
Manhattan West Mortgage Trust,
Series 2020-1MW, Class D, 2.41%,
09/10/39
(a)(b)
............... 2,088 1,689,188
Med Trust, Series 2021-MDLN, Class
G, (1-mo. LIBOR USD at 5.25%
Floor + 5.25%), 10.44%, 11/15/38
(a)(b)
54,931 51,428,312
MFT Trust, Series 2020-ABC, Class C,
3.59%, 02/10/42
(a)(b)
.......... 3,925 2,508,440
MHC Commercial Mortgage Trust
(a)(b)
Series 2021-MHC, Class A, (1-mo.
LIBOR USD at 0.80% Floor +
0.80%), 6.06%, 04/15/38 .... 9,519 9,342,935
Series 2021-MHC, Class E, (1-mo.
LIBOR USD at 2.10% Floor +
2.10%), 7.36%, 04/15/38 .... 20,808 20,181,841
Series 2021-MHC, Class F, (1-mo.
LIBOR USD at 2.60% Floor +
2.60%), 7.86%, 04/15/38 .... 2,139 2,075,811
MHP, Series 2021-STOR, Class G,
(1-mo. LIBOR USD at 2.75% Floor +
2.75%), 7.94%, 07/15/38
(a)(b)
.... 3,854 3,641,251
MHP Commercial Mortgage Trust,
Series 2021-STOR, Class J, (1-mo.
LIBOR USD at 3.95% Floor +
3.95%), 9.14%, 07/15/38
(a)(b)
.... 3,438 3,239,452
MIRA Trust, Series 2023-MILE, Class A,
6.75%, 06/10/28
(a)
........... 10,455 10,423,642
Morgan Stanley Bank of America Merrill
Lynch Trust
(b)
Series 2015-C23, Class D, 4.28%,
07/15/50
(a)
.............. 901 741,742
Series 2015-C25, Class C, 4.67%,
10/15/48 ............... 720 636,397
Morgan Stanley Capital I Trust
(b)
Series 2017-H1, Class C, 4.28%,
06/15/50 ............... 483 380,383
Series 2018-H3, Class C, 5.01%,
07/15/51
(c)
.............. 10 8,450
Series 2018-MP, Class E, 4.42%,
07/11/40
(a)
.............. 6,810 4,462,354
Series 2018-SUN, Class A, (1-mo.
LIBOR USD at 0.90% Floor +
0.90%), 6.09%, 07/15/35
(a)
... 2,330 2,301,344
Series 2018-SUN, Class F, (1-mo.
LIBOR USD at 2.55% Floor +
2.55%), 7.74%, 07/15/35
(a)
... 74 72,043
MSCG Trust
(a)(b)
Series 2018-SELF, Class E, (1-mo.
LIBOR USD at 2.15% Floor +
2.15%), 7.34%, 10/15/37 .... 1,298 1,251,594
Series 2018-SELF, Class F, (1-mo.
LIBOR USD at 3.05% Floor +
3.05%), 8.24%, 10/15/37 .... 1,426 1,373,649
MTN Commercial Mortgage Trust
(a)(b)
Series 2022-LPFL, Class A, (1-mo.
CME Term SOFR at 1.40% Floor
+ 1.40%), 6.54%, 03/15/39 ... 6,670 6,544,890

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2022-LPFL, Class F, (1-mo.
CME Term SOFR at 5.29% Floor
+ 5.29%), 10.43%, 03/15/39 .. USD 2,870 $ 2,662,435
Multi Security Asset Trust LP
Commercial Mortgage-Backed
Securities Pass-Through, Series
2005-RR4A, Class N, 4.78%,
11/28/35
(a)(b)
............... 2,167 1,434,552
Natixis Commercial Mortgage Securities
Trust
(a)
Series 2018-FL1, Class A, (1-mo.
LIBOR USD at 0.95% Floor +
0.95%), 6.14%, 06/15/35
(b)
... 714 674,288
Series 2019-LVL, Class D, 4.44%,
08/15/38 ............... 3,140 2,535,936
Olympic Tower Mortgage Trust, Series
2017-OT, Class E, 4.08%, 05/10/39
(a)
(b)
...................... 7,856 4,552,888
One Bryant Park Trust, Series 2019-
OBP, Class A, 2.52%, 09/15/54
(a)
. 2,850 2,313,842
One New York Plaza Trust, Series
2020-1NYP, Class D, (1-mo. LIBOR
USD at 2.75% Floor + 2.75%),
7.94%, 01/15/36
(a)(b)
.......... 1,660 1,275,068
PKHL Commercial Mortgage Trust
(a)(b)
Series 2021-MF, Class F, (1-mo.
LIBOR USD at 3.35% Floor +
3.35%), 8.54%, 07/15/38 .... 3,276 2,853,381
Series 2021-MF, Class G, (1-mo.
LIBOR USD at 4.35% Floor +
4.35%), 9.54%, 07/15/38 .... 3,533 3,023,761
Ready Capital Mortgage Financing LLC,
Series 2022-FL9, Class A, (1-mo.
CME Term SOFR at 2.47% Floor +
2.47%), 7.56%, 06/25/37
(a)(b)
.... 4,790 4,791,398
SG Commercial Mortgage Securities
Trust, Series 2019-PREZ, Class D,
3.59%, 09/15/39
(a)(b)
.......... 4,690 3,628,729
SMRT, Series 2022-MINI, Class A,
(1-mo. CME Term SOFR at 1.00%
Floor + 1.00%), 6.15%, 01/15/39
(a)(b)
3,505 3,395,098
SMRT Trust, Series 2022-MINI, Class
E, (1-mo. CME Term SOFR at 2.70%
Floor + 2.70%), 7.85%, 01/15/39
(a)(b)
3,153 2,970,468
SREIT Trust, Series 2021-MFP2, Class
A, (1-mo. LIBOR USD at 0.82%
Floor + 0.82%), 6.01%, 11/15/36
(a)(b)
2,689 2,619,846
STWD Trust, Series 2021-FLWR, Class
E, (1-mo. LIBOR USD at 1.92%
Floor + 1.92%), 7.12%, 07/15/36
(a)(b)
3,122 2,949,619
Taubman Centers Commercial
Mortgage Trust, Series 2022-DPM,
Class A, (1-mo. CME Term SOFR
at 2.19% Floor + 2.19%), 7.33%,
05/15/37
(a)(b)
............... 22,066 21,431,737
Velocity Commercial Capital Loan
Trust
(a)
Series 2017-2, Class M3, 4.24%,
11/25/47
(b)
.............. 551 439,408
Series 2017-2, Class M4, 5.00%,
11/25/47
(b)
.............. 333 254,684
Series 2018-1, Class M2, 4.26%,
04/25/48 ............... 317 276,814
Series 2020-1, Class M1, 2.80%,
02/25/50
(b)
.............. 1,114 923,851
Security
Par (000)
Par (000) Value
United States (continued)
Series 2020-1, Class M2, 2.98%,
02/25/50
(b)
.............. USD 1,262 $ 1,042,863
Series 2020-1, Class M3, 3.19%,
02/25/50
(b)
.............. 556 443,809
Series 2020-1, Class M4, 3.54%,
02/25/50
(b)
.............. 859 666,802
Series 2020-1, Class M5, 4.29%,
02/25/50
(b)
.............. 969 723,806
Series 2021-4, Class M4, 4.48%,
12/26/51
(b)
.............. 2,277 1,616,211
Series 2022-4, Class M2, 6.97%,
08/25/52
(b)
.............. 1,997 1,860,042
Series 2022-4, Class M3, 7.54%,
08/25/52
(b)
.............. 1,997 1,703,602
Series 2023-2, Class A, 6.22%,
05/25/53
(b)
.............. 9,294 9,082,534
Wells Fargo Commercial Mortgage
Trust
Series 2018-1745, Class A, 3.87%,
06/15/36
(a)(b)
............. 2,708 2,297,632
Series 2018-C45, Class C, 4.73%,
06/15/51 ............... 1,450 1,197,263
Series 2020-SDAL, Class D, (1-mo.
LIBOR USD at 2.09% Floor +
2.09%), 7.28%, 02/15/37
(a)(b)
.. 3,010 2,857,118
Series 2020-SDAL, Class E, (1-mo.
LIBOR USD at 2.74% Floor +
2.74%), 7.93%, 02/15/37
(a)(b)
.. 2,560 2,371,270
Series 2021-FCMT, Class D, (1-mo.
LIBOR USD at 3.50% Floor +
3.50%), 8.69%, 05/15/31
(a)(b)
.. 750 662,993
WFRBS Commercial Mortgage Trust,
Series 2014-C24, Class B, 4.20%,
11/15/47
(b)
................ 1,770 1,586,022
WMRK Commercial Mortgage Trust
(a)(b)
Series 2022-WMRK, Class A, (1-mo.
CME Term SOFR at 2.79% Floor
+ 2.79%), 7.94%, 11/15/27 ... 14,598 14,579,585
Series 2022-WMRK, Class B, (1-mo.
CME Term SOFR at 3.44% Floor
+ 3.44%), 8.58%, 11/15/27 ... 4,950 4,931,349
1,320,242,267
1,444,924,895
Interest Only Collateralized Mortgage Obligations — 0.1%
United States — 0.1%
(b)
IndyMac IMSC Mortgage Loan Trust,
Series 2007-HOA1, Class AXPP,
0.00%, 07/25/47 ............ 13,007 9,587
JP Morgan Mortgage Trust
(a)
Series 2021-INV5, Class A2X,
0.50%, 12/25/51 .......... 105,414 2,563,602
Series 2021-INV5, Class A5X,
0.50%, 12/25/51 .......... 11,471 278,966
Series 2021-INV5, Class AX1,
0.19%, 12/25/51 .......... 206,479 1,909,330
Series 2021-INV7, Class A2X,
0.50%, 02/25/52 .......... 65,551 1,595,163
Series 2021-INV7, Class A3X,
0.50%, 02/25/52 .......... 40,045 887,042
Series 2021-INV7, Class A4X,
0.50%, 02/25/52 .......... 15,746 655,246
Series 2021-INV7, Class A5X,
0.50%, 02/25/52 .......... 7,138 173,698

2023
BlackRock Semi-Annual Report to Shareholders
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-INV7, Class AX1,
0.27%, 02/25/52 .......... USD 128,480 $ 1,692,724
Reperforming Loan REMIC Trust,
Series 2005-R3, Class AS, 0.90%,
09/25/35
(a)
................ 1,415 47,169
Seasoned Credit Risk Transfer Trust,
Series 2017-3, Class BIO, 0.72%,
07/25/56
(a)
................ 7,569 764,269
Voyager OPTONE Delaware Trust,
Series 2009-1, Class SAA7, 0.09%,
02/25/38
(a)
................ 28,773 6,858,731
17,435,527
Interest Only Commercial Mortgage-Backed Securities — 0.1%
United States — 0.1%
(b)
245 Park Avenue Trust, Series 2017-
245P, Class XA, 0.27%, 06/05/37
(a)
25,000 161,667
BAMLL Commercial Mortgage
Securities Trust, Series 2016-SS1,
Class XA, 0.70%, 12/15/35
(a)
.... 19,140 214,504
BANK, Series 2019-BN20, Class XB,
0.47%, 09/15/62 ............ 86,048 1,675,225
Bank of America Merrill Lynch
Commercial Mortgage Trust
Series 2017-BNK3, Class XB,
0.73%, 02/15/50 .......... 31,555 604,206
Series 2017-BNK3, Class XD,
1.39%, 02/15/50
(a)
......... 12,290 472,677
BBCMS Mortgage Trust, Series 2020-
C7, Class XB, 1.10%, 04/15/53 .. 2,706 154,560
BBCMS Trust
(a)
Series 2015-SRCH, Class XA,
1.06%, 08/10/35 .......... 67,483 1,894,232
Series 2015-SRCH, Class XB,
0.30%, 08/10/35 .......... 42,790 334,751
Benchmark Mortgage Trust
Series 2019-B9, Class XA, 1.19%,
03/15/52 ............... 31,843 1,385,750
Series 2020-B17, Class XB, 0.65%,
03/15/53 ............... 13,340 350,258
Series 2021-B23, Class XA, 1.38%,
02/15/54 ............... 47,951 3,096,791
BMO Mortgage Trust, Series 2023-C5,
Class XA, 0.73%, 06/15/56 ..... 28,430 1,503,870
BX Trust, Series 2022-GPA, Class XCP,
1.03%, 10/15/39
(a)
........... 242,391 315,690
CFCRE Commercial Mortgage Trust,
Series 2016-C4, Class XB, 0.85%,
05/10/58 ................. 18,700 330,632
Commercial Mortgage Trust
Series 2015-CR25, Class XA,
0.95%, 08/10/48 .......... 14,107 191,634
Series 2018-COR3, Class XD,
1.75%, 05/10/51
(a)
......... 8,680 563,645
CSAIL Commercial Mortgage Trust
Series 2017-CX10, Class XB,
0.26%, 11/15/50 .......... 32,800 330,207
Series 2019-C16, Class XA, 1.71%,
06/15/52 ............... 68,682 4,599,293
Series 2019-C17, Class XA, 1.49%,
09/15/52 ............... 28,107 1,530,472
Series 2019-C17, Class XB, 0.70%,
09/15/52 ............... 41,829 1,170,167
CSMC OA LLC, Series 2014-USA,
Class X2, 0.19%, 09/15/37
(a)
.... 598,765 984,938
Security
Par (000)
Par (000) Value
United States (continued)
DBGS Mortgage Trust, Series 2019-
1735, Class X, 0.43%, 04/10/37
(a)
. USD 52,590 $ 822,337
DBJPM Mortgage Trust, Series 2017-
C6, Class XD, 1.00%, 06/10/50
(a)
. 15,440 485,640
GS Mortgage Securities Corp. II, Series
2005-ROCK, Class X1, 0.21%,
05/03/32
(a)
................ 24,000 106,574
GS Mortgage Securities Trust
Series 2019-GSA1, Class XA,
0.94%, 11/10/52 .......... 15,770 623,667
Series 2020-GSA2, Class XA,
1.84%, 12/12/53
(a)
......... 31,949 2,800,407
JPMBB Commercial Mortgage
Securities Trust
Series 2014-C22, Class XA, 0.95%,
09/15/47 ............... 6,313 34,000
Series 2015-C27, Class XD, 0.50%,
02/15/48
(a)
.............. 31,775 225,512
JPMDB Commercial Mortgage
Securities Trust, Series 2016-C4,
Class XC, 0.75%, 12/15/49
(a)
.... 14,670 298,312
JPMorgan Chase Commercial
Mortgage Securities Trust, Series
2016-JP3, Class XC, 0.75%,
08/15/49
(a)
................ 37,589 733,249
Ladder Capital Commercial Mortgage
Mortgage Trust, Series 2013-GCP,
Class XA, 1.32%, 02/15/36
(a)
.... 5,946 249,649
LSTAR Commercial Mortgage Trust,
Series 2017-5, Class X, 0.95%,
03/10/50
(a)
................ 7,036 122,629
Morgan Stanley Bank of America Merrill
Lynch Trust
(a)
Series 2014-C19, Class XD, 1.33%,
12/15/47 ............... 51,913 794,212
Series 2014-C19, Class XF, 1.33%,
12/15/47 ............... 13,486 224,318
Series 2015-C21, Class XB, 0.41%,
03/15/48 ............... 15,696 76,498
Series 2015-C26, Class XD, 1.45%,
10/15/48 ............... 18,660 490,495
Morgan Stanley Capital I Trust
Series 2017-H1, Class XD, 2.31%,
06/15/50
(a)
.............. 8,870 602,623
Series 2019-H6, Class XB, 0.87%,
06/15/52 ............... 53,695 1,889,089
Series 2019-L2, Class XA, 1.17%,
03/15/52 ............... 22,248 955,706
Olympic Tower Mortgage Trust,
Series 2017-OT, Class XA, 0.51%,
05/10/39
(a)
................ 99,000 1,318,452
One Market Plaza Trust
(a)
Series 2017-1MKT, Class XCP,
0.00%, 02/10/32 .......... 152,049 4,348
Series 2017-1MKT, Class XNCP,
0.22%, 02/10/32 .......... 30,410 79,227
UBS Commercial Mortgage Trust
Series 2019-C17, Class XA, 1.61%,
10/15/52 ............... 67,517 4,446,059
Series 2019-C18, Class XA, 1.15%,
12/15/52 ............... 69,636 2,971,932
Wells Fargo Commercial Mortgage
Trust
Series 2016-BNK1, Class XD,
1.39%, 08/15/49
(a)
......... 9,764 309,243

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2019-C50, Class XA, 1.58%,
05/15/52 ............... USD 49,597 $ 2,802,167
Series 2021-C59, Class XA, 1.66%,
04/15/54 ............... 37,825 3,072,013
48,403,527
Principal Only Collateralized Mortgage Obligations — 0.0%
United States — 0.0%
Seasoned Credit Risk Transfer Trust,
Series 2017-3, Class B, 0.00%,
07/25/56
(a)(m)
............... 4,033 426,962
Total Non-Agency Mortgage-Backed Securities — 7.9%
(Cost: $3,086,999,768) ........................... 2,844,951,456
Preferred Securities
Capital Trusts — 0.1%
United States — 0.1%
AT&T, Inc., Series B , (5-Year EURIBOR
ICE Swap Rate + 3.14%), 2.88%
(b)(g)
(o)
...................... EUR 45,900 46,137,895
Total Capital Trusts — 0.1%
(Cost: $45,808,668) .............................. 46,137,895
Shares
Shares
Preferred Stocks — 1.0%
Brazil — 0.1%
Neon Payments Ltd.
(c)(g)
......... 28,089 16,594,139
China — 0.1%
ByteDance Ltd., Series E-1, (Acquired
11/11/20, cost $32,477,349)
(c)(g)(i)
.. 296,396 52,107,621
Germany — 0.0%
Volocopter Gmbh, (Acquired 03/03/21,
cost $11,751,352)
(c)(g)(i)
........ 2,211 14,243,618
Israel — 0.1%
(c)(g)(i)
Deep Instinct Ltd., Series D-2,
(Acquired 03/19/21, cost
$8,210,225) ............... 1,350,837 9,861,110
Deep Instinct Ltd., Series D-4,
(Acquired 09/20/22, cost
$11,103,299) .............. 1,574,860 11,496,478
21,357,588
Jersey, Channel Islands — 0.0%
Loadsmart, Inc., Series C, (Acquired
10/05/20, cost $7,500,000)
(c)(g)(i)
.. 877,193 11,184,211
Sweden — 0.0%
Volta Greentech AB, Series C,
(Acquired 02/22/22, cost
$5,952,131)
(c)(g)(i)
............ 50,461 6,568,470
United States — 0.7%
(c)(g)
10X Future Technologies Holding
Ltd., (Acquired 05/13/21, cost
$16,122,169)
(i)
.............. 425,677 5,979,144
Breeze Aviation Group, Inc., Series
B, (Acquired 07/30/21, cost
$13,089,026)
(i)
.............. 24,234 8,536,184
Cap Hill Brands (Preference) ...... 13,277,076 20,048,385
Caresyntax, Inc., Series C-2 ...... 27,266 2,457,212
Security
Shares
Shares Value
United States (continued)
Clarify Health Solutions, Inc. ...... 1,542,267 $ 11,042,632
Dream Finders Homes, Inc., 9.00%
(o)
58,891 53,517,196
Exo Imaging, Inc., Series C, (Acquired
06/24/21, cost $5,879,165)
(i)
.... 1,003,613 2,810,116
Farmer’s Business Network, Inc.,
Series F, (Acquired 07/31/20, cost
$6,250,011)
(i)
............... 189,070 8,152,698
Farmer's Business Network, Inc.,
Series G, (Acquired 09/15/21, cost
$1,777,651)
(i)
.............. 28,599 1,233,189
GM Cruise Holdings LLC, Series
G, (Acquired 03/25/21, cost
$7,513,940)
(i)
.............. 285,159 4,850,555
JumpCloud, Inc., Series F, (Acquired
09/03/21, cost $10,016,793)
(i)
... 4,814,053 12,516,538
Lessen, Inc., Series B ........... 2,002,830 18,686,404
Loadsmart, Inc., Series D, (Acquired
01/27/22, cost $2,351,580)
(i)
.... 117,579 1,499,132
MNTN Digital, Series D, (Acquired
11/05/21, cost $6,262,132)
(i)
.... 272,678 3,585,716
Mythic AI, Inc., Series C, (Acquired
01/26/21, cost $4,357,643)
(i)
.... 634,291 6
Noodle Partners, Inc., Series
C, (Acquired 08/26/21, cost
$7,700,677)
(i)
.............. 862,850 4,184,822
PsiQuantum Corp., Series D, (Acquired
05/21/21, cost $3,512,029)
(i)
.... 133,913 3,539,321
Relativity Space, Inc., Series
E, (Acquired 05/27/21, cost
$5,860,925)
(i)
.............. 256,663 4,270,872
SCI PH, Inc., (Acquired 02/10/23, cost
$7,993,000)
(b)(i)
............. 7,993 7,452,833
Snorkel AI, Inc., Series C, (Acquired
06/30/21, cost $2,440,004)
(i)
.... 162,454 1,798,366
Ursa Major Technologies, Inc., Series
C, (Acquired 09/13/21, cost
$7,831,305)
(i)
.............. 1,312,920 8,704,660
Ursa Major Technologies, Inc., Series
D, (Acquired 10/14/22, cost
$1,066,003)
(i)
.............. 160,843 1,066,389
Verge Genomics, Series B, (Acquired
11/05/21, cost $7,544,038)
(i)
.... 1,416,243 8,412,483
Versa Networks, Inc., Series
E, (Acquired 10/14/22, cost
$27,065,882)
(i)
.............. 9,274,836 29,030,237
Zero Mass Water, Inc., Series
C-1, (Acquired 05/07/20, cost
$7,421,039)
(i)
.............. 425,072 12,938,493
236,313,583
Total Preferred Stocks — 1.0%
(Cost: $361,609,496) ............................. 358,369,230
Total Preferred Securities — 1.1%
(Cost: $407,418,164) ............................. 404,507,125
Par (000)
Pa r (000)
U.S. Government Sponsored Agency Securities
Agency Obligations — 0.1%
WPP Finance SA, 4.13%, 05/30/28
(d)
. EUR 12,590 13,716,529

2023
BlackRock Semi-Annual Report to Shareholders
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp.
Structured Agency Credit Risk Debt
Variable Rate Notes
(b)
Series 2015-DN1, Class B, (1-
mo. LIBOR USD + 11.50%),
16.65% ,  01/25/25 ....... USD 824 $ 841,488
Series 2015-HQ2, Class B,
(1-mo. LIBOR USD + 7.95%),
13.10% ,  05/25/25 ....... 1,539 1,558,153
2,399,641
Commercial Mortgage-Backed Securities — 0.0%
Federal Home Loan Mortgage Corp.
Variable Rate Notes
(a)(b)
Series 2017-KGX1, Class BFX,
3.71% ,  10/25/27 ........ 2,746 2,462,948
Series 2018-W5FX, Class CFX,
3.79% ,  04/25/28 ........ 10,630 8,755,414
11,218,362
Interest Only Collateralized Mortgage Obligations — 0.7%
Federal Home Loan Mortgage Corp.
Series 389, Class C35,
2.00% ,  06/15/52 ........ 67,130 8,215,330
Series 389, Class C45,
3.00% ,  10/15/52 ........ 46,632 7,605,630
Series 5022, Class KI,
3.00% ,  10/25/50 ........ 28,302 4,474,796
Series 5052, Class KI,
4.00% ,  12/25/50 ........ 67,823 12,966,767
Series 5081, Class AI,
3.50% ,  03/25/51 ........ 16,954 2,952,685
Series 5081, Class PI,
3.00% ,  03/25/51 ........ 14,034 2,284,940
Series 5112, Class KI,
3.50% ,  06/25/51 ........ 33,870 6,066,755
Series 5127, Class AI,
3.00% ,  06/25/51 ........ 13,766 2,176,577
Series 5129, 3.00% ,  09/25/50 . 17,484 2,858,062
Series 5139, Class IG,
3.00% ,  09/25/51 ........ 43,027 6,361,308
Series 5145, Class HI,
3.00% ,  09/25/51 ........ 16,909 2,666,415
Series 5152, Class EI,
3.50% ,  10/25/51 ........ 16,160 2,987,065
Series 5155, Class NI,
3.00% ,  10/25/51
(c)
....... 45,751 6,383,624
Series -5155, Class JI,
3.00% ,  10/25/51 ........ 28,498 4,526,151
Series 5161, Class LI,
3.00% ,  11/25/51 ........ 10,953 1,423,656
Series 5164, Class IB,
3.00% ,  11/25/51 ........ 56,624 8,491,672
Series 5167, Class MI,
3.00% ,  11/25/51 ........ 18,408 2,479,202
Series 5196, Class DI,
3.00% ,  02/25/52 ........ 93,892 14,422,655
Federal National Mortgage Association
Series 2020-101, Class AI,
3.50% ,  01/25/51 ........ 14,857 2,659,337
Series 2020-32, Class PI,
4.00% ,  05/25/50 ........ 26,259 5,279,349
Series 2020-77, Class HI,
4.00% ,  11/25/50 ........ 115,813 22,859,102
Series 2021-3, Class MI,
3.50% ,  02/25/51 ........ 28,895 5,075,758
Security
Par (000)
Par (000) Value
Interest Only Collateralized Mortgage Obligations (continued)
Series 2021-31, Class IB,
4.00% ,  06/25/51 ........ USD 39,626 $ 7,741,237
Series 2021-50, 4.00% ,  08/25/51 48,969 9,427,767
Series 427, Class C71,
3.00% ,  10/25/49 ........ 37,931 5,936,284
Series 427, Class C85,
3.50% ,  08/25/49 ........ 30,304 5,284,635
Series 428, Class C16,
3.00% ,  03/25/50 ........ 19,426 3,035,248
Government National Mortgage
Association
Series 2020-144,
2.50% ,  09/20/50 ........ 27,675 3,600,806
Series 2020-146, Class DI,
2.50% ,  10/20/50 ........ 24,226 3,156,596
Series 2020-151, Class MI,
2.50% ,  10/20/50 ........ 71,624 9,347,613
Series 2020-175, Class DI,
2.50% ,  11/20/50 ........ 8,187 1,067,560
Series 2020-185, Class MI,
2.50% ,  12/20/50 ........ 30,086 3,929,610
Series 2021-15, Class GI,
3.50% ,  01/20/51 ........ 17,394 2,871,045
Series 2021-161, Class IB,
4.00% ,  09/20/51 ........ 12,088 1,910,388
Series 2021-176, Class IA,
3.50% ,  10/20/51 ........ 29,078 4,393,117
Series 2021-199, Class KI,
3.50% ,  11/20/51 ........ 14,432 2,225,905
Series 2021-209, Class TJ,
3.50% ,  11/20/51 ........ 12,870 1,876,422
Series 2021-214, Class AI,
4.00% ,  12/20/51 ........ 28,636 4,437,255
Series 2021-215, Class LI,
3.00% ,  12/20/51 ........ 22,310 2,679,000
Series 2021-221, Class AI,
3.50% ,  12/20/51 ........ 26,922 3,838,688
Series 2021-221, Class CI,
3.00% ,  12/20/51 ........ 13,131 1,570,631
Series 2021-67, Class QI,
3.00% ,  04/20/51 ........ 25,953 3,628,009
Series 2021-76, Class JI,
3.00% ,  08/20/50 ........ 26,666 3,959,365
Series 2021-78, Class IC,
4.00% ,  05/20/51
(c)
....... 19,895 3,350,235
Series 2021-83, Class PI,
3.00% ,  05/20/51 ........ 23,270 3,368,747
Series 2021-96, Class MI,
3.00% ,  06/20/51 ........ 46,541 6,910,415
Series 2022-78, Class D,
3.00% ,  08/20/51 ........ 12,575 1,786,332
236,549,746
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Federal Home Loan Mortgage Corp.,
Series 2019-KW08, Class X2A,
0.10%, 01/25/29
(a)
........... 273,043 1,066,478
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass-
Through Certificates Variable Rate
Notes, Series KL06, Class XFX,
1.47%, 12/25/29
(b)
........... 11,610 695,876
Government National Mortgage
Association Variable Rate Notes
(b)
Series 2009-80, 1.56% ,  09/16/51 1,925 290,469
Series 2013-30, 0.52% ,  09/16/53 7,568 107,138

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Series 2013-78, 0.28% ,  10/16/54 USD 12,651 $ 154,825
Series 2015-173,
0.60% ,  09/16/55 ........ 8,648 189,275
Series 2015-22, 0.52% ,  03/16/55 9,896 160,680
Series 2015-37, 0.62% ,  10/16/56 1,429 36,348
Series 2015-48, 0.91% ,  02/16/50 1,134 25,323
Series 2016-36, 0.68% ,  08/16/57 1,782 51,181
Series 2016-96, 0.77% ,  12/16/57 8,760 321,186
3,098,779
Mortgage-Backed Securities — 28.2%
Government National Mortgage
Association, 4.50%, 07/20/23
(v)
.. 812,896 784,571,655
Uniform Mortgage-Backed Securities
2.00% ,  07/13/23
(v)
......... 638,872 520,955,273
2.50% ,  07/13/23 - 08/14/23
(v)
.. 415,643 352,529,216
3.00% ,  07/13/23
(v)
......... 2,269,885 1,997,587,427
3.50% ,  07/13/23
(v)
......... 3,623,985 3,302,214,578
4.00% ,  07/13/23
(v)
......... 691,425 648,832,141
4.50% ,  07/13/23
(v)
......... 1,279,400 1,230,023,156
5.00% ,  07/13/23
(v)
......... 150,980 147,936,809
5.50% ,  07/13/23
(v)
......... 147,671 146,955,759
6.00% ,  03/01/38 - 05/01/53 ... 22,342 22,859,030
4.50% ,  09/01/43 - 11/01/44 ... 106 104,046
4.00% ,  09/01/44 - 09/01/52 ... 659,719 627,305,736
3.50% ,  01/01/48 - 04/01/52 ... 291,488 268,210,030
2.50% ,  02/01/51 - 10/01/51 ... 43,234 37,002,260
5.00% ,  10/01/52 .......... 1 870
10,087,087,986
Total U.S. Government Sponsored Agency Securities
—
29.0%
(Cost: $10,443,413,152) ........................... 10,354,071,043
U.S. Treasury Obligations
U.S. Treasury Bonds
1.88%, 02/15/41 - 02/15/51 ..... 133,372 92,728,879
1.75%, 08/15/41 ............ 83,186 58,441,274
2.38%, 02/15/42 ............ 59,969 46,689,146
3.25%, 05/15/42 ............ 163,156 145,591,415
1.38%, 08/15/50 ............ 75,000 43,579,102
2.88%, 05/15/52
(w)
........... 201,565 167,038,706
3.00%, 08/15/52
(w)(x)(y)
......... 1,391,365 1,182,986,358
3.63%, 02/15/53 ............ 3,000 2,879,063
U.S. Treasury Inflation Linked Bonds ,
1.50%, 02/15/53 ............ 4,406 4,282,084
U.S. Treasury Inflation Linked Notes
0.63%, 01/15/24 - 07/15/32 ..... 824,228 798,466,881
0.50%, 04/15/24
(w)
........... 535,651 522,688,655
0.13%, 04/15/26 - 04/15/27 ..... 162,182 151,147,153
1.63%, 10/15/27 ............ 249,226 245,538,466
1.25%, 04/15/28 ............ 105,276 101,854,100
U.S. Treasury Notes
2.63%, 12/31/23 ............ 65 64,157
1.13%, 02/28/25 ............ 32,000 29,993,750
4.00%, 12/15/25
(w)
........... 80,057 78,802,982
3.25%, 06/30/27
(w)
........... 86,543 83,229,737
4.00%, 06/30/28 ............ 225,000 223,769,531
2.38%, 05/15/29 ............ 1,000 911,719
1.63%, 05/15/31 ............ 1,000 849,805
1.25%, 08/15/31 ............ 50,000 41,031,250
3.38%, 05/15/33 ............ 50,000 48,218,750
Total U.S. Treasury Obligations — 11.4%
(Cost: $4,172,636,234) ........................... 4,070,782,963
Security
Shares
Shares Value
Warrants
Brazil — 0.0%
Lavoro Ltd. (Issued/Exercisable
12/27/22, 1 Share for 1 Warrant,
Expires 12/27/27, Strike Price USD
11.50)
(g)
.................. 147,996 $ 116,177
Germany — 0.0%
Tonies SE (Issued/Exercisable
04/30/21, 1 Share for 1 Warrant,
Expires 04/30/26, Strike Price EUR
11.50)
(g)
.................. 196,295 32,129
Israel — 0.0%
Deep Instinct Ltd., (Acquired 09/20/22,
cost $0) (Issued/Exercisable
09/20/22, 1 Share for 1 Warrant,
Expires 09/20/32)
(c)(g)(i)
........ 111,033 688,405
Luxembourg — 0.0%
HomeToGo SE (Issued/Exercisable
02/17/21, 1 Share for 1 Warrant,
Expires 12/31/25, Strike Price EUR
11.50)
(g)
.................. 109,138 119
Netherlands — 0.0%
Climate Transition Capital Acquisition
I BV (Issued/Exercisable 06/29/21,
1 Share for 1 Warrant, Expires
06/29/26, Strike Price EUR 11.50)
(g)
155,663 2
United States — 0.0%
(g)
Aurora Innovation, Inc. (Issued/
Exercisable 05/04/21, 1 Share for
1 Warrant, Expires 12/31/28, Strike
Price USD 11.50) ............ 45,680 21,013
California Resources Corp. (Issued/
Exercisable 10/23/20, 1 Share for
1 Warrant, Expires 10/27/24, Strike
Price USD 36.00) ........... 12,137 143,945
Cano Health, Inc. (Issued/Exercisable
07/06/20, 1 Share for 1 Warrant,
Expires 06/03/26, Strike Price USD
11.50) ................... 178,770 37,560
Caresyntax, Inc. (Issued/Exercisable
06/14/23, 1 Share for 1 Warrant,
Expires 06/21/33, Strike Price USD
0.01) .................... 5,337 —
Crown PropTech Acquisitions (Issued/
Exercisable 01/25/21, 1 Share for
1 Warrant, Expires 12/31/27, Strike
Price USD 11.50) ............ 199,600 15,968
Crown PropTech Acquisitions (Issued/
Exercisable 02/05/21, 1 Share for
1 Warrant, Expires 02/01/26, Strike
Price USD 11.50)
(c)
........... 333,560 30,020
CXApp, Inc. (Issued/Exercisable
02/02/21, 1 Share for 1 Warrant,
Expires 12/15/25, Strike Price USD
11.50) ................... 399,242 217,387
Embark Technology, Inc. (Issued/
Exercisable 12/28/20, 1 Share for
1 Warrant, Expires 12/31/27, Strike
Price USD 11.50) ............ 31,812 461
EVgo, Inc. (Issued/Exercisable
11/10/20, 1 Share for 1 Warrant,
Expires 09/15/25, Strike Price USD
11.50) ................... 213,790 131,481

2023
BlackRock Semi-Annual Report to Shareholders
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
FLYR, Inc. (Issued/Exercisable
05/10/22, 1 Share for 1 Warrant,
Expires 05/10/32, Strike Price USD
3.95)
(c)
................... 64,041 $ 1,063,081
FreeWire Technologies, Inc. (Issued/
Exercisable 05/03/22, 1 Share for
1 Warrant, Expires 04/26/29, Strike
Price USD 3.35)
(c)
........... 1,742,911 18
FreeWire Technologies, Inc. (Issued/
Exercisable 04/27/22, 1 Share for
1 Warrant, Expires 04/26/27, Strike
Price USD 3.35)
(c)
........... 1,834,643 697,164
FreeWire Technologies, Inc. (Issued/
Exercisable 03/31/22, 1 Share for
1 Warrant, Expires 04/26/27, Strike
Price USD 3.35)
(c)
........... 91,732 34,858
Hippo Holdings, Inc. (Issued/
Exercisable 01/04/21, 1 Share for
1 Warrant, Expires 08/02/26, Strike
Price USD 11.50) ............ 7,405 279
Innovid Corp. (Issued/Exercisable
01/28/21, 1 Share for 1 Warrant,
Expires 12/31/27, Strike Price USD
11.50) ................... 3,266 327
Kinsey Interests, Inc. (Issued/
Exercisable 10/16/20, 1 Share for
1 Warrant, Expires 12/31/25, Strike
Price USD 10.00)
(c)
.......... 469,648 61,054
Latch, Inc. (Issued/Exercisable
12/29/20, 1 Share for 1 Warrant,
Expires 06/04/26, Strike Price USD
11.50) ................... 164,855 17,557
Lightning eMotors, Inc. (Issued/
Exercisable 05/06/21, 1 Share for
1 Warrant, Expires 12/15/25, Strike
Price USD 11.50) ............ 375,043 11,401
Offerpad Solutions, Inc. (Issued/
Exercisable 10/13/20, 1 Share for
1 Warrant, Expires 09/01/26, Strike
Price USD 11.50) ............ 369,311 7,460
Pear Therapeutics, Inc. (Issued/
Exercisable 03/23/21, 1 Share for
1 Warrant, Expires 12/03/26, Strike
Price USD 11.50) ............ 111,845 123
Pivotal Investment Corp. III (Issued/
Exercisable 01/19/21, 1 Share for
1 Warrant, Expires 12/31/27, Strike
Price USD 11.50) ............ 54,520 300
Proof Acquisition Corp. I (Issued/
Exercisable 12/03/21, 1 Share for
1 Warrant, Expires 10/01/26, Strike
Price USD 11.50)
(c)
........... 446,489 35,719
Sarcos Technology & Robotics Corp.
(Issued/Exercisable 01/15/21,
1 Share for 1 Warrant, Expires
06/15/27, Strike Price USD 11.50) 128,364 6,418
Sarcos Technology & Robotics Corp.
(Issued/Exercisable 12/21/20,
1 Share for 1 Warrant, Expires
09/24/26, Strike Price USD 11.50) 505,097 19,547
Sonder Holdings, Inc. (Issued/
Exercisable 01/19/22, 1 Share for
1 Warrant, Expires 11/19/26, Strike
Price USD 12.50)
(c)
.......... 498,240 5
Security
Shares
Shares Value
United States (continued)
Versa Networks, Inc., Series E,
(Acquired 10/14/22, cost $0) (Issued/
Exercisable 10/14/22, 1 Share for
1 Warrant, Expires 10/07/23, Strike
Price USD 0.01)
(c)(i)
.......... 1,143,143 $ 3,269,389
5,822,535
Total Warrants — 0.0%
(Cost: $27,820,528) .............................. 6,659,367
Total Long-Term Investments — 117.0%
(Cost: $43,391,495,363) ........................... 41,834,224,638
Par (000)
Pa r (000)
Short-Term Securities
Borrowed Bond Agreements — 1.1%
(z)
Barclays Bank plc, 1.75%, 07/18/23
(Purchased on 06/21/23 to be
repurchased at USD 8,431,936,
collateralized by Callon Petroleum
Co., 7.50%, due at 06/15/30, par
and fair value of USD 8,907,000 and
$8,407,069, respectively) ...... USD 8,428 8,428,249
Barclays Bank plc, 4.90%, 07/18/23
(Purchased on 06/21/23 to be
repurchased at USD 7,912,431,
collateralized by Deutsche Bank
AG, 4.50%, due at 04/01/25, par
and fair value of USD 8,200,000 and
$7,786,380, respectively) ...... 7,903 7,902,750
Barclays Bank plc, 2.45%, Open
(Purchased on 05/03/23 to be
repurchased at USD 5,864,371,
collateralized by Stellantis NV,
4.50%, due at 07/07/28, par and
fair value of EUR 5,000,000 and
$5,553,717, respectively)
(aa)
..... EUR 5,355 5,843,812
Barclays Bank plc, 2.75%, Open
(Purchased on 05/30/23 to be
repurchased at USD 4,562,986,
collateralized by Arkema SA, 0.75%,
due at 12/03/29, par and fair value
of EUR 5,000,000 and $4,526,625,
respectively)
(aa)
............. 4,172 4,552,867
Barclays Bank plc, 4.75%, Open
(Purchased on 06/21/23 to be
repurchased at USD 9,914,660,
collateralized by AthenaHealth
Group, Inc., 6.50%, due at 02/15/30,
par and fair value of USD 11,515,000
and $9,691,486, respectively)
(aa)
.. USD 9,903 9,902,900
Barclays Bank plc, 4.85%, Open
(Purchased on 06/21/23 to be
repurchased at USD 4,418,232,
collateralized by Medline Borrower
LP, 5.25%, due at 10/01/29, par and
fair value of USD 5,065,000 and
$4,394,896, respectively)
(aa)
..... 4,413 4,412,881

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
Barclays Bank plc, 4.90%, Open
(Purchased on 06/21/23 to be
repurchased at USD 4,774,154,
collateralized by PHH Mortgage
Corp., 7.88%, due at 03/15/26, par
and fair value of USD 5,190,000 and
$4,635,708, respectively)
(aa)
..... USD 4,768 $ 4,768,313
Barclays Bank plc, 4.90%, Open
(Purchased on 06/21/23 to be
repurchased at USD 3,180,334,
collateralized by Park River
Holdings, Inc., 5.63%, due at
02/01/29, par and fair value of
USD 3,983,000 and $3,086,825,
respectively)
(aa)
............. 3,176 3,176,443
Barclays Bank plc, 4.92%, Open
(Purchased on 06/21/23 to be
repurchased at USD 4,291,898,
collateralized by McAfee Corp.,
7.38%, due at 02/15/30, par and
fair value of USD 4,830,000 and
$4,199,793, respectively)
(aa)
..... 4,287 4,286,625
Barclays Capital, Inc., 3.00%, 07/18/23
(Purchased on 06/21/23 to be
repurchased at USD 1,820,120,
collateralized by Range Resources
Corp., 4.75%, due at 02/15/30, par
and fair value of USD 1,985,000 and
$1,779,056, respectively) ...... 1,819 1,818,756
Barclays Capital, Inc., 3.60%, 07/18/23
(Purchased on 06/21/23 to be
repurchased at USD 7,111,333,
collateralized by Clear Channel
Outdoor Holdings, Inc., 7.75%, due
at 04/15/28, par and fair value of
USD 8,923,000 and $7,004,555,
respectively) ............... 7,105 7,104,939
Barclays Capital, Inc., 4.00%, 07/18/23
(Purchased on 06/21/23 to be
repurchased at USD 709,459,
collateralized by CommScope,
Inc., 8.25%, due at 03/01/27, par
and fair value of USD 840,000 and
$671,985, respectively) ........ 709 708,750
Barclays Capital, Inc., 4.50%, 07/18/23
(Purchased on 06/21/23 to be
repurchased at USD 7,291,093,
collateralized by Great Lakes
Dredge & Dock Corp., 5.25%, due
at 06/01/29, par and fair value of
USD 8,696,000 and $7,263,163,
respectively) ............... 7,283 7,282,900
Barclays Capital, Inc., 4.90%, 07/18/23
(Purchased on 06/26/23 to be
repurchased at USD 9,013,094,
collateralized by Valaris Ltd., 8.38%,
due at 04/30/30, par and fair value
of USD 8,919,000 and $8,948,968,
respectively) ............... 9,008 9,008,190
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
Barclays Capital, Inc., 4.90%, 07/18/23
(Purchased on 06/26/23 to be
repurchased at USD 7,366,471,
collateralized by Royal Caribbean
Cruises Ltd., 5.50%, due at
04/01/28, par and fair value of
USD 7,906,000 and $7,372,659,
respectively) ............... USD 7,362 $ 7,362,463
Barclays Capital, Inc., 4.90%, 07/18/23
(Purchased on 06/29/23 to be
repurchased at USD 1,733,067,
collateralized by Micron Technology,
Inc., 5.88%, due at 09/15/33, par
and fair value of USD 1,735,000 and
$1,732,178, respectively) ...... 1,733 1,732,831
Barclays Capital, Inc., 4.90%, 07/18/23
(Purchased on 06/21/23 to be
repurchased at USD 6,064,996,
collateralized by Freedom Mortgage
Corp., 6.63%, due at 01/15/27, par
and fair value of USD 6,740,000 and
$5,835,603, respectively) ...... 6,058 6,057,575
Barclays Capital, Inc., 4.90%, 07/18/23
(Purchased on 06/21/23 to be
repurchased at USD 2,544,613,
collateralized by eG Global Finance
plc, 8.50%, due at 10/30/25, par and
fair value of USD 2,600,000 and
$2,522,693, respectively) ...... 2,542 2,541,500
BNP Paribas SA, (0.50)%, Open
(Purchased on 05/23/23 to be
repurchased at USD 1,828,225,
collateralized by Quatrim SAS,
5.88%, due at 01/15/24, par and
fair value of EUR 2,022,000 and
$1,496,826, respectively)
(aa)
..... EUR 1,677 1,829,508
BNP Paribas SA, 0.50%, Open
(Purchased on 04/20/23 to be
repurchased at USD 2,048,022,
collateralized by Next Group plc,
3.63%, due at 05/18/28, par and
fair value of GBP 1,700,000 and
$1,895,860, respectively)
(aa)
..... GBP 1,613 2,048,092
BNP Paribas SA, 2.25%, Open
(Purchased on 05/30/23 to be
repurchased at USD 1,732,760,
collateralized by Legrand SA, 0.38%,
due at 10/06/31, par and fair value
of EUR 2,000,000 and $1,727,378,
respectively)
(aa)
............. EUR 1,585 1,729,661
BNP Paribas SA, 3.36%, Open
(Purchased on 04/20/23 to be
repurchased at USD 34,780,418,
collateralized by Bonos y
Obligaciones del Estado, 0.50%,
due at 10/31/31, par and fair value of
EUR 40,000,000 and $34,876,236,
respectively)
(aa)
............. 31,682 34,571,835
BNP Paribas SA, 3.38%, Open
(Purchased on 04/20/23 to be
repurchased at USD 35,090,710,
collateralized by Bonos y
Obligaciones del Estado, 0.70%,
due at 04/30/32, par and fair value of
EUR 40,000,000 and $35,042,797,
respectively)
(aa)
............. 31,963 34,878,244

2023
BlackRock Semi-Annual Report to Shareholders
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
BNP Paribas SA, 4.86%, Open
(Purchased on 05/30/23 to be
repurchased at USD 7,390,300,
collateralized by Cooperatieve
Rabobank UA, 1.00%, due at
09/24/26, par and fair value of
USD 8,200,000 and $7,324,681,
respectively)
(aa)
............. USD 7,360 $ 7,359,500
BNP Paribas SA, 4.88%, Open
(Purchased on 06/21/23 to be
repurchased at USD 2,571,039,
collateralized by PHH Mortgage
Corp., 7.88%, due at 03/15/26, par
and fair value of USD 2,795,000 and
$2,496,494, respectively)
(aa)
..... 2,568 2,567,906
BofA Securities, Inc., 4.85%, 07/19/23
(Purchased on 06/06/23 to be
repurchased at USD 10,082,495,
collateralized by Deutsche Bank AG,
6.12%, due at 07/14/26, par and
fair value of USD 10,000,000 and
$9,888,671, respectively) ...... 10,050 10,050,000
BofA Securities, Inc., 4.93%, 07/19/23
(Purchased on 06/22/23 to be
repurchased at USD 1,604,844,
collateralized by Staples, Inc.,
7.50%, due at 04/15/26, par and
fair value of USD 1,970,000 and
$1,627,049, respectively) ...... 1,603 1,603,088
Deutsche Bank AG, 4.93%, Open
(Purchased on 04/20/23 to be
repurchased at USD 5,054,336,
collateralized by U.K. Treasury
Inflation Linked Bonds, 0.13%, due
at 03/22/46, par and fair value of
GBP 3,210,000 and $8,455,754,
respectively)
(aa)
............. GBP 3,946 5,011,854
Deutsche Bank AG, 4.93%, Open
(Purchased on 04/20/23 to be
repurchased at USD 23,423,145,
collateralized by U.K. Treasury
Inflation Linked Bonds, 0.13%, due
at 03/22/46, par and fair value of
GBP 14,876,000 and $18,820,870,
respectively)
(aa)
............. 18,288 23,226,275
Goldman Sachs International,
2.75%, Open (Purchased on
05/30/23 to be repurchased at
USD 1,074,256, collateralized by
eG Global Finance plc, 4.38%, due
at 02/07/25, par and fair value of
EUR 1,016,000 and $1,048,760,
respectively)
(aa)
............. EUR 982 1,071,874
Goldman Sachs International,
3.00%, Open (Purchased on
05/30/23 to be repurchased at
USD 1,088,381, collateralized by
Heimstaden Bostad Treasury BV,
1.00%, due at 04/13/28, par and
fair value of EUR 1,375,000 and
$1,017,661, respectively)
(aa)
..... 995 1,085,735
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
Goldman Sachs International,
3.10%, Open (Purchased on
05/30/23 to be repurchased at
USD 2,748,935, collateralized by
eG Global Finance plc, 6.25%, due
at 10/30/25, par and fair value of
EUR 2,590,000 and $2,681,365,
respectively)
(aa)
............. EUR 2,513 $ 2,742,015
Goldman Sachs International,
3.10%, Open (Purchased on
03/29/23 to be repurchased at
USD 7,245,972, collateralized by
eG Global Finance plc, 6.25%, due
at 10/30/25, par and fair value of
EUR 7,000,000 and $7,246,932,
respectively)
(aa)
............. 6,594 7,195,067
J.P. Morgan Securities LLC,
3.95%, 07/21/23 (Purchased on
06/08/23 to be repurchased at
USD 2,641,862, collateralized by
Medline Borrower LP, 5.25%, due
at 10/01/29, par and fair value of
USD 3,012,000 and $2,613,509,
respectively) ............... USD 2,636 2,635,500
J.P. Morgan Securities LLC,
4.90%, 07/21/23 (Purchased on
06/12/23 to be repurchased at
USD 5,978,785, collateralized by
Rayonier AM Products, Inc., 7.63%,
due at 01/15/26, par and fair value
of USD 6,474,000 and $5,635,552,
respectively) ............... 5,964 5,964,173
J.P. Morgan Securities LLC,
4.92%, 07/21/23 (Purchased on
06/08/23 to be repurchased at USD
8,491,956, collateralized by AIB
Group plc, 7.58%, due at 10/14/26,
par and fair value of USD 8,200,000
and $8,329,143, respectively) ... 8,467 8,466,500
J.P. Morgan Securities plc,
2.75%, 09/26/23 (Purchased on
06/20/23 to be repurchased at USD
3,499,744, collateralized by Jaguar
Land Rover Automotive plc, 4.50%,
due at 01/15/26, par and fair value
of EUR 3,300,000 and $3,405,428,
respectively) ............... EUR 3,205 3,497,072
J.P. Morgan Securities plc,
(1.00)%, Open (Purchased on
05/30/23 to be repurchased at
USD 4,846,699, collateralized by
Cie Generale des Etablissements
Michelin SCA, 2.50%, due at
09/03/38, par and fair value of
EUR 5,000,000 and $4,788,273,
respectively)
(aa)
............. 4,446 4,851,584
J.P. Morgan Securities plc,
2.40%, Open (Purchased on
04/20/23 to be repurchased at
USD 599,352, collateralized by
International Design Group SpA,
6.50%, due at 11/15/25, par and
fair value of EUR 555,000 and
$584,419, respectively)
(aa)
...... 547 596,859

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
J.P. Morgan Securities plc,
2.70%, Open (Purchased on
05/30/23 to be repurchased at
USD 5,677,982, collateralized by
eG Global Finance plc, 4.38%, due
at 02/07/25, par and fair value of
EUR 5,370,000 and $5,543,154,
respectively)
(aa)
............. EUR 5,192 $ 5,666,021
J.P. Morgan Securities plc,
2.75%, Open (Purchased on
04/20/23 to be repurchased at USD
5,512,276, collateralized by Pirelli &
C SpA, 4.25%, due at 01/18/28, par
and fair value of EUR 5,000,000 and
$5,363,848, respectively)
(aa)
..... 5,027 5,485,571
J.P. Morgan Securities plc,
2.80%, Open (Purchased on
04/20/23 to be repurchased at USD
3,534,997, collateralized by Jaguar
Land Rover Automotive plc, 4.50%,
due at 01/15/26, par and fair value
of EUR 3,400,000 and $3,508,623,
respectively)
(aa)
............. 3,224 3,517,527
J.P. Morgan Securities plc,
3.00%, Open (Purchased on
04/27/23 to be repurchased at USD
340,025, collateralized by eG Global
Finance plc, 6.25%, due at 10/30/25,
par and fair value of EUR 330,000
and $341,641, respectively)
(aa)
... 310 338,469
J.P. Morgan Securities plc,
3.05%, Open (Purchased on
05/30/23 to be repurchased at USD
3,804,072, collateralized by Vonovia
SE, 0.25%, due at 09/01/28, par
and fair value of EUR 4,500,000 and
$3,812,660, respectively)
(aa)
..... 3,478 3,794,659
J.P. Morgan Securities plc,
3.10%, Open (Purchased on
05/30/23 to be repurchased at USD
1,944,387, collateralized by Vonovia
SE, 0.25%, due at 09/01/28, par
and fair value of EUR 2,300,000 and
$1,948,693, respectively)
(aa)
..... 1,777 1,939,492
J.P. Morgan Securities plc,
3.15%, Open (Purchased on
04/20/23 to be repurchased at
USD 2,499,504, collateralized by
Erste Group Bank AG, 0.88%, due
at 11/15/32, par and fair value of
EUR 2,800,000 and $2,487,130,
respectively)
(aa)
............. 2,278 2,485,444
J.P. Morgan Securities plc,
3.20%, Open (Purchased on
04/20/23 to be repurchased at
USD 2,499,749, collateralized by
Erste Group Bank AG, 0.88%, due
at 11/15/32, par and fair value of
EUR 2,800,000 and $2,487,131,
respectively)
(aa)
............. 2,278 2,485,444
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
Merrill Lynch International,
1.85%, Open (Purchased on
05/23/23 to be repurchased at USD
604,537, collateralized by Quatrim
SAS, 5.88%, due at 01/15/24, par
and fair value of EUR 667,000 and
$493,760, respectively)
(aa)
...... EUR 553 $ 603,502
Merrill Lynch International, 2.40%, Open
(Purchased on 05/30/23 to be
repurchased at USD 2,599,475,
collateralized by Legrand SA, 0.38%,
due at 10/06/31, par and fair value
of EUR 3,000,000 and $2,591,068,
respectively)
(aa)
............. 2,378 2,594,492
Merrill Lynch International, 2.60%, Open
(Purchased on 05/04/23 to be
repurchased at USD 11,736,263,
collateralized by Stellantis NV,
4.50%, due at 07/07/28, par and
fair value of EUR 10,000,000 and
$11,107,434, respectively)
(aa)
.... 10,717 11,694,390
Merrill Lynch International, 2.75%, Open
(Purchased on 04/27/23 to be
repurchased at USD 1,982,640,
collateralized by eG Global Finance
plc, 4.38%, due at 02/07/25, par and
fair value of EUR 1,904,000 and
$1,965,394, respectively)
(aa)
..... 1,809 1,974,386
Merrill Lynch International, 2.80%, Open
(Purchased on 05/30/23 to be
repurchased at USD 13,689,546,
collateralized by Arkema SA, 0.75%,
due at 12/03/29, par and fair value of
EUR 15,000,000 and $13,579,875,
respectively)
(aa)
............. 12,517 13,658,605
Merrill Lynch International, 2.85%, Open
(Purchased on 05/30/23 to be
repurchased at USD 11,095,668,
collateralized by Pirelli & C SpA,
4.25%, due at 01/18/28, par and
fair value of EUR 10,000,000 and
$10,727,697, respectively)
(aa)
.... 10,145 11,070,115
Merrill Lynch International,
2.85%, Open (Purchased on
04/20/23 to be repurchased at USD
5,514,424, collateralized by Pirelli &
C SpA, 4.25%, due at 01/18/28, par
and fair value of EUR 5,000,000 and
$5,363,848, respectively)
(aa)
..... 5,027 5,485,571
Nomura Securities International,
Inc., 4.00%, Open (Purchased
on 05/30/23 to be repurchased at
USD 7,587,094, collateralized by
PBF Holding Co. LLC, 6.00%, due
at 02/15/28, par and fair value of
USD 7,980,000 and $7,456,791,
respectively)
(aa)
............. USD 7,561 7,561,050
Nomura Securities International,
Inc., 4.25%, Open (Purchased
on 04/21/23 to be repurchased at
USD 4,047,341, collateralized by
CommScope, Inc., 8.25%, due
at 03/01/27, par and fair value of
USD 5,035,000 and $4,027,913,
respectively)
(aa)
............. 4,015 4,015,412

2023
BlackRock Semi-Annual Report to Shareholders
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
Nomura Securities International,
Inc., 4.50%, Open (Purchased on
06/23/23 to be repurchased at USD
2,901,857, collateralized by Frontier
Communications Holdings LLC,
6.75%, due at 05/01/29, par and
fair value of USD 3,760,000 and
$2,917,028, respectively)
(aa)
..... USD 2,900 $ 2,899,900
Nomura Securities International,
Inc., 4.70%, Open (Purchased
on 06/21/23 to be repurchased at
USD 4,361,369, collateralized by
Medline Borrower LP, 5.25%, due
at 10/01/29, par and fair value of
USD 5,000,000 and $4,338,496,
respectively)
(aa)
............. 4,356 4,356,250
Nomura Securities International,
Inc., 4.95%, Open (Purchased on
06/26/23 to be repurchased at USD
2,017,353, collateralized by Zayo
Group Holdings, Inc., 4.00%, due
at 03/01/27, par and fair value of
USD 2,815,000 and $1,988,106,
respectively)
(aa)
............. 2,016 2,016,244
RBC Capital Markets LLC,
(0.20)%, Open (Purchased on
06/21/23 to be repurchased at USD
3,102,189, collateralized by CP Atlas
Buyer, Inc., 7.00%, due at 12/01/28,
par and fair value of USD 3,971,000
and $3,117,235, respectively)
(aa)
.. 3,102 3,102,344
RBC Capital Markets LLC,
3.25%, Open (Purchased on
04/19/23 to be repurchased at
USD 1,965,586, collateralized by
Callon Petroleum Co., 7.50%, due
at 06/15/30, par and fair value of
USD 1,985,000 and $1,873,586,
respectively)
(aa)
............. 1,953 1,952,744
RBC Capital Markets LLC,
4.50%, Open (Purchased on
05/30/23 to be repurchased at USD
93,109, collateralized by PG&E
Corp., 5.25%, due at 07/01/30, par
and fair value of USD 100,000 and
$89,629, respectively)
(aa)
....... 93 92,750
RBC Capital Markets LLC,
4.55%, Open (Purchased on
06/21/23 to be repurchased at
USD 5,207,279, collateralized by
Medline Borrower LP, 5.25%, due
at 10/01/29, par and fair value of
USD 5,970,000 and $5,180,164,
respectively)
(aa)
............. 5,201 5,201,363
RBC Capital Markets LLC,
4.70%, Open (Purchased on
05/10/23 to be repurchased at
USD 7,498,073, collateralized by
Strathcona Resources Ltd., 6.88%,
due at 08/01/26, par and fair value
of USD 8,907,000 and $7,797,037,
respectively)
(aa)
............. 7,448 7,448,479
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
RBC Capital Markets LLC,
4.90%, Open (Purchased on
04/24/23 to be repurchased at
USD 9,380,816, collateralized by
Weatherford International Ltd.,
8.63%, due at 04/30/30, par and
fair value of USD 8,907,000 and
$9,042,760, respectively)
(aa)
..... USD 9,297 $ 9,296,681
RBC Capital Markets LLC,
4.90%, Open (Purchased on
05/15/23 to be repurchased at USD
3,174,251, collateralized by Cargo
Aircraft Management, Inc., 4.75%,
due at 02/01/28, par and fair value
of USD 3,600,000 and $3,153,852,
respectively)
(aa)
............. 3,155 3,154,500
RBC Capital Markets LLC,
4.92%, Open (Purchased on
06/21/23 to be repurchased at USD
7,213,204, collateralized by Carnival
Corp., 5.75%, due at 03/01/27, par
and fair value of USD 7,906,000 and
$7,278,185, respectively)
(aa)
..... 7,204 7,204,342
RBC Europe Ltd., 2.30%, Open
(Purchased on 04/20/23 to be
repurchased at USD 2,531,901,
collateralized by International Design
Group SpA, 6.50%, due at 11/15/25,
par and fair value of EUR 2,345,000
and $2,469,304, respectively)
(aa)
.. EUR 2,311 2,521,863
Total Borrowed Bond Agreements — 1.1%
(Cost: $392,515,841) ............................. 393,492,696
Certificates of Deposit — 0.3%
Domestic — 0.3%
Citibank NA
4.06%, 08/01/23 ............ USD 24,829 24,800,182
5.00%, 09/21/23 ............ 64,230 64,135,344
88,935,526
Yankee — 0.0%
(ab)
Mizuho Bank Ltd., New York,
5.48%, 01/04/24 ............ 8,080 8,062,467
Total Certificates of Deposit — 0.3%
(Cost: $97,139,000) .............................. 96,997,993
Commercial Paper — 1.7%
(ac)
Societe Generale SA, 5.70%
,
03/06/24 31,038 29,820,503
Enel Finance America LLC, 5.27%
,
09/06/23 ................. 16,850 16,674,152
UBS AG
6.20%, 06/18/24 ............ 21,445 20,242,364
6.05%, 06/25/24
(a)
........... 29,734 28,034,156
3M Co., 5.55%
,
09/07/23 ........ 41,093 40,681,707
AT&T, Inc.
5.62%, 12/19/23 ............ 78,835 76,676,384
5.68%, 12/20/23 ............ 13,905 13,521,847
5.99%, 01/23/24 ............ 43,025 41,594,322
5.93%, 02/21/24 ............ 108,573 104,432,002
Bayer Corp., 6.08%
,
09/01/23
(a)
.... 43,025 42,620,146
General Motors Financial Co., Inc.
5.96%, 01/22/20
(a)
........... 25,670 24,779,850

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Paper (continued)
5.58%, 08/10/23
(a)
........... USD 22,900 $ 22,750,193
5.73%, 10/10/23
(a)
........... 29,198 28,699,318
5.96%, 01/23/24
(a)
........... 16,140 15,577,602
5.96%, 01/25/24
(a)
........... 33,282 32,110,890
HSBC USA, Inc.
5.62%, 11/20/23 ............ 14,704 14,373,413
6.55%, 06/24/24 ............ 14,500 13,611,585
Johnson & Johnson, 5.16%
,
08/14/23 41,873 41,604,228
Northrop Grumman Corp., 5.68%
,
08/17/23 ................. 10,000 9,927,040
Total Commercial Paper — 1.7%
(Cost: $618,350,077) ............................. 617,731,702
Shares
Shares
Money Market Funds — 2.7%
(t)(ad)
BlackRock Liquid Environmentally
Aware Fund, Class Direct, 5.15% . 383,786,421 383,824,800
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 4.98%
(j)
..... 214,774,789 214,774,789
SL Liquidity Series, LLC, Money Market
Series, 5.28%
(ae)
............ 364,718,320 364,754,792
Total Money Market Funds — 2.7%
(Cost: $963,316,463) ............................. 963,354,381
Total Short-Term Securities — 5.8%
(Cost: $2,071,321,381) ........................... 2,071,576,772
Total Options Purchased — 0.3%
(Cost: $141,740,525 ) ............................. 103,026,538
Total Investments Before Options Written, Borrowed Bonds, TBA
Sale Commitments and Investments Sold Short — 123.1%
(Cost: $45,604,557,269) ........................... 44,008,827,948
Total Options Written — (0.6)%
(Premiums Received — $(152,909,082)) ............... (190,315,477)
Par (000)
Pa r (000)
Borrowed Bonds
Corporate Bonds — (0.8)%
Austria — (0.0)%
Erste Group Bank AG, (5-Year
EURIBOR ICE Swap Rate + 1.10%),
0.88% ,  11/15/32
(b)
........... EUR (5,600) (4,974,261)
Canada — (0.0)%
Strathcona Resources Ltd.,
6.88% ,  08/01/26
(a)
........... USD (8,907) (7,797,037)
France — (0.1)%
Arkema SA, 0.75% ,  12/03/29 ...... EUR (20,000) (18,106,500)
Cie Generale des Etablissements
Michelin SCA, 2.50% ,  09/03/38 .. (5,000) (4,788,273)
Legrand SA, 0.38% ,  10/06/31 ..... (5,000) (4,318,446)
Quatrim SAS, 5.88% ,  01/15/24 ..... (2,689) (1,990,586)
(29,203,805)
Germany — (0.1)%
Deutsche Bank AG:
4.50% ,  04/01/25 ............ USD (8,200) (7,786,380)
Security
Par (000)
Par (000) Value
Germany (continued)
(1-day SOFR + 3.19%),
6.12% ,  07/14/26
(b)
......... USD (10,000) $ (9,888,671)
Vonovia SE, 0.25% ,  09/01/28 ...... EUR (6,800) (5,761,353)
(23,436,404)
Italy — (0.1)%
International Design Group SpA,
6.50% ,  11/15/25 ............ (2,900) (3,053,723)
Pirelli & C SpA, 4.25% ,  01/18/28 ... (20,000) (21,455,393)
(24,509,116)
Netherlands — (0.0)%
Cooperatieve Rabobank UA, (1-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 0.73%),
1.00% ,  09/24/26
(a)(b)
.......... USD (8,200) (7,324,681)
Sweden — (0.0)%
Heimstaden Bostad Treasury BV,
1.00% ,  04/13/28 ............ EUR (1,375) (1,017,661)
United Kingdom — (0.1)%
eG Global Finance plc:
4.38% ,  02/07/25 ............ (8,290) (8,557,308)
6.25% ,  10/30/25 ............ (9,920) (10,269,938)
8.50% ,  10/30/25
(a)
........... USD (2,600) (2,522,693)
Jaguar Land Rover Automotive plc,
4.50% ,  01/15/26 ............ EUR (6,700) (6,914,051)
Next Group plc, 3.63% ,  05/18/28 ... GBP (1,700) (1,895,860)
(30,159,850)
United States — (0.4)%
AthenaHealth Group, Inc.,
6.50% ,  02/15/30
(a)
........... USD (11,515) (9,691,486)
Callon Petroleum Co.,
7.50% ,  06/15/30
(a)
........... (10,892) (10,280,655)
Cargo Aircraft Management, Inc.,
4.75% ,  02/01/28
(a)
........... (3,600) (3,153,852)
Carnival Corp., 5.75% ,  03/01/27
(a)
... (7,906) (7,278,185)
Clear Channel Outdoor Holdings, Inc.,
7.75% ,  04/15/28
(a)
........... (8,923) (7,004,555)
CommScope, Inc., 8.25% ,  03/01/27
(a)
(5,875) (4,699,898)
CP Atlas Buyer, Inc., 7.00% ,  12/01/28
(a)
(3,971) (3,117,235)
Freedom Mortgage Corp.,
6.63% ,  01/15/27
(a)
........... (6,740) (5,835,603)
Frontier Communications Holdings LLC,
6.75% ,  05/01/29
(a)
........... (3,760) (2,917,028)
Great Lakes Dredge & Dock Corp.,
5.25% ,  06/01/29
(a)
........... (8,696) (7,263,163)
McAfee Corp., 7.38% ,  02/15/30
(a)
... (4,830) (4,199,793)
Medline Borrower LP,
5.25% ,  10/01/29
(a)
........... (19,047) (16,527,065)
Micron Technology, Inc.,
5.88% ,  09/15/33 ............ (1,735) (1,732,178)
Park River Holdings, Inc.,
5.63% ,  02/01/29
(a)
........... (3,983) (3,086,825)
PBF Holding Co. LLC, 6.00% ,  02/15/28 (7,980) (7,456,791)
PG&E Corp., 5.25% ,  07/01/30 ..... (100) (89,629)
PHH Mortgage Corp.,
7.88% ,  03/15/26
(a)
........... (7,985) (7,132,202)
Range Resources Corp.,
4.75% ,  02/15/30
(a)
........... (1,985) (1,779,056)
Rayonier AM Products, Inc.,
7.63% ,  01/15/26
(a)
........... (6,474) (5,635,552)
Royal Caribbean Cruises Ltd.,
5.50% ,  04/01/28
(a)
........... (7,906) (7,372,659)
Staples, Inc., 7.50% ,  04/15/26
(a)
.... (1,970) (1,627,049)
Stellantis NV, 4.50% ,  07/07/28 ..... EUR (15,000) (16,661,151)

2023
BlackRock Semi-Annual Report to Shareholders
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Valaris Ltd., 8.38% ,  04/30/30
(a)
..... USD (8,919) $ (8,948,968)
Weatherford International Ltd.,
8.63% ,  04/30/30
(a)
........... (8,907) (9,042,760)
Zayo Group Holdings, Inc.,
4.00% ,  03/01/27
(a)
........... (2,815) (1,988,106)
(154,521,444)
Foreign Agency Obligations — (0.0)%
Ireland — (0.0)%
AIB Group plc, (1-day SOFR + 3.46%),
7.58% ,  10/14/26
(a)(b)
.......... (8,200) (8,329,143)
Foreign Government Obligations — (0.3)%
Spain — (0.2)%
Bonos y Obligaciones del Estado
(a)
:
0.50% ,  10/31/31 ............ EUR (40,000) (34,876,236)
0.70% ,  04/30/32 ............ (40,000) (35,042,797)
(69,919,033)
United Kingdom — (0.1)%
U.K. Treasury Inflation Linked Bonds,
0.13% ,  03/22/46 ............ GBP (26,155) (27,276,624)
Total Borrowed Bonds — (1.1)%
(Proceeds: $(424,469,659)) ........................
(388,469,059)
TBA Sale Commitments
Uniform Mortgage-Backed Securities
(v)
2.00% ,  07/13/23 ............ USD (638,872) (520,955,273)
2.50% ,  07/13/23 - 08/14/23 ..... (443,683) (376,338,864)
3.00% ,  07/13/23 ............ (184,759) (162,595,422)
4.00% ,  07/13/23 - 08/14/23 ..... (1,323,276) (1,242,264,080)
4.50% ,  07/13/23 - 08/14/23 ..... (3,905,664) (3,756,020,280)
5.50% ,  07/13/23 ............ (23,353) (23,239,884)
Total TBA Sale Commitments — (17.0)%
(Proceeds: $(6,110,356,204)) ....................... (6,081,413,803)
Investments Sold Short
Corporate Bonds
United States — (0.0)%
Micron Technology, Inc., 5.88%
,
09/15/33 ................. (1,735) (1,706,360)
Total Corporate Bonds — (0.0)%
(Proceeds: $(1,716,444)) .......................... (1,706,360)
Total Investments Sold Short — (0.0)%
(Proceeds: $(1,716,444) ) .......................... (1,706,360)
Total Investments Net of Options Written, Borrowed Bonds, TBA
Sale Commitments and Investments Sold Short — 104.4%
(Cost: $38,915,105,880) ........................... 37,346,923,249
Liabilities in Excess of Other Assets — (4.4)% ............ (1,591,056,936)
Net Assets — 100.0% .............................. $ 35,755,866,313
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(f)
Rounds to less than 1,000.
(g)
Non-income producing security.
(h)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(i)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $323,500,225, representing 0.90% of its net assets as of period end, and an original cost of $280,806,613.
(j)
All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Financial Statements for details on the wholly-owned subsidiary.
(k)
Investment does not issue shares.
(l)
All or a portion of this security is on loan.
(m)
Zero-coupon bond.
(n)
Convertible security.
(o)
Perpetual security with no stated maturity date.
(p)
Issuer filed for bankruptcy and/or is in default.
(q)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(r)
Fixed rate.
(s)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(t)
Affiliate of the Fund.
(u)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(v)
Represents or includes a TBA transaction.
(w)
All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(x)
All or a portion of the security has been pledged as collateral in connection with outstanding borrowed bonds.
(y)
All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(z)
Certain agreements have no stated maturity and can be terminated by either party at any time.
(aa)
The amount to be repurchased assumes the maturity will be the day after the period end.
(ab)
Issuer is a U.S. branch of a foreign domiciled bank.
(ac)
Rates are discount rates or a range of discount rates as of period end.
(ad)
Annualized 7-day yield as of period end.
(ae)
All or a portion of this security was purchased with the cash collateral from loaned securities.

2023
BlackRock Semi-Annual Report to Shareholders
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Strategic Income Opportunities Portfolio

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/23
Shares
Held at
06/30/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquid Environmentally
Aware Fund, Class Direct ... $ 374,908,494 $ 8,992,382 $ — $ — $ (76,076) $ 383,824,800 383,786,421 $ 8,991,922 $ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... 467,417,578 — (252,642,789)
(a)
— — 214,774,789 214,774,789 12,872,279 —
SL Liquidity Series, LLC, Money
Market Series ........... 190,897,846 173,859,079
(a)
— (20,687) 18,554 364,754,792 364,718,320 839,124
(b)
—
iShares 0-5 Year TIPS Bond ETF 38,947,863 — — — 257,081 39,204,944 401,690 406,430 —
iShares 1-5 Year Investment
Grade Corporate Bond ETF
(c)
— 56,560,294 (56,696,884) 136,590 — — — — —
iShares 20+ Year Treasury Bond
ETF .................. 12,942,800 7,893,750 (10,794,953) (166,987) 728,210 10,602,820 103,000 165,612 —
iShares Biotechnology ETF .... 3,851,129 — — — (127,011) 3,724,118 29,333 2,076 —
iShares China Large-Cap ETF .. 20,929,265 10,780,000 (30,985,730) 1,405,960 (769,995) 1,359,500 50,000 — —
iShares Core U.S. Aggregate
Bond ETF
(c)
............ 2,250,168 — (2,309,952) (411,461) 471,245 — — 22,740 —
iShares iBoxx $ High Yield
Corporate Bond ETF
(c)
..... 55,222,647 201,785,208 (260,232,985) 3,393,881 (168,751) — — 1,539,810 —
iShares iBoxx $ Investment Grade
Corporate Bond ETF ...... 59,114,812 1,130,002,071 (1,029,070,641) 2,578,379 1,275,175 163,899,796 1,515,626 2,569,092 —
iShares J.P. Morgan USD
Emerging Markets Bond ETF . 135,337,571 52,346,132 (2,538,190) (126,098) 1,900,495 186,919,910 2,159,925 3,801,519 —
iShares Latin America 40 ETF .. 12,270,574 — — — 2,294,366 14,564,940 536,067 256,635 —
iShares MSCI Brazil ETF ..... 13,894,769 9,747,705 (9,452,534) (2,395,767) 4,316,208 16,110,381 496,774 375,671 —
iShares MSCI USA Momentum
Factor ETF ............. — 56,338,867 (33,984,544) 198,138 527,539 23,080,000 160,000 — —
iShares Russell Mid-Cap Growth
ETF .................. — 9,131,490 — — 122,379 9,253,869 95,766 — —
$ 4,591,948 $ 10,769,419 $ 1,432,074,659 $ 31,842,910 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
SGX FTSE China A50 Index ................................................... 700 07/28/23 $ 8,655 $ 11,365
30-day Federal Funds ....................................................... 190 08/31/23 74,993 (8,244)
iShares iBoxx $ High Yield Corporate Bond ETF ..................................... 20 09/01/23 2,863 (3,122)
iShares iBoxx $ Investment Grade Corporate Bond ETF ................................ 20 09/01/23 2,569 (44,962)
Euro-Bund .............................................................. 1,765 09/07/23 257,579 339,785
Euro-OAT ............................................................... 606 09/07/23 84,907 (225,476)
TOPIX Index ............................................................. 986 09/07/23 157,263 4,844,455
Australia 10-Year Bond ...................................................... 1,134 09/15/23 87,758 (450,493)
FTSE 100 Index ........................................................... 32 09/15/23 3,071 (15,685)
MSCI Emerging Markets E-Mini Index ............................................ 625 09/15/23 31,184 (348,356)
3-mo. SONIA Index ......................................................... 1,256 09/19/23 378,083 (2,450,443)
Korea 10-Year Bond ........................................................ 680 09/19/23 57,263 153,826
U.S. Treasury 2-Year Note .................................................... 21,814 09/29/23 4,436,422 (20,014,889)
ECX Emission
(a)
........................................................... 38 12/18/23 3,694 (70,493)
3-mo. SONIA Index ......................................................... 211 12/19/23 63,006 (189,202)
3-mo. Australian Bank Bills .................................................... 585 03/07/24 385,224 (860,537)
3-mo. SOFR ............................................................. 4,606 03/19/24 1,089,837 (3,806,954)
3-mo. EURIBOR .......................................................... 331 06/17/24 86,843 (574,327)
3-mo. SOFR ............................................................. 4,278 06/18/24 1,014,902 (2,062,486)
3-mo. SOFR ............................................................. 2,143 09/17/24 510,302 (1,467,090)
3-mo. SONIA Index ......................................................... 563 09/17/24 167,840 (512,007)
3-mo. Canadian Bankers Acceptance ............................................ 43 09/18/24 7,718 (39,996)
(27,795,331)
Short Contracts
CBOE Volatility Index ....................................................... 244 07/19/23 3,663 387,099
3-mo. Australian Bank Bills .................................................... 584 09/07/23 384,687 592,291
Euro-Bobl ............................................................... 4,606 09/07/23 581,566 4,086,965
Euro-BTP ............................................................... 3,397 09/07/23 430,397 (2,967,505)
Euro-Buxl ............................................................... 540 09/07/23 82,259 (2,045,522)
Euro-Schatz ............................................................. 2,166 09/07/23 247,817 808,758
SGX Nikkei 225 Index ....................................................... 1,370 09/07/23 158,414 (4,428,825)
Japan 10-Year Bond ........................................................ 686 09/12/23 706,229 (2,592,727)
EURO STOXX 50 Index ..................................................... 1,531 09/15/23 74,050 (1,607,380)
EURO STOXX Banks Price Index ............................................... 871 09/15/23 5,146 (183,644)
NASDAQ-100 E-Mini Index ................................................... 295 09/15/23 90,488 (1,266,515)
Russell 2000 E-Mini Index .................................................... 1,476 09/15/23 140,493 (1,269,634)
S&P 500 E-Mini Index ....................................................... 549 09/15/23 123,202 122,193
U.S. Treasury 10-Year Note ................................................... 40,160 09/20/23 4,509,843 49,205,941
U.S. Treasury 10-Year Ultra Note ............................................... 17,116 09/20/23 2,028,246 30,767,147
U.S. Treasury Long Bond ..................................................... 4,949 09/20/23 628,987 3,156,740
U.S. Treasury Ultra Bond ..................................................... 4,441 09/20/23 606,335 (2,779,150)
Long Gilt ................................................................ 773 09/27/23 93,557 125,200
U.S. Treasury 5-Year Note .................................................... 2,473 09/29/23 264,920 1,235,111
3-mo. SOFR ............................................................. 161 12/19/23 38,079 11,913
3-mo. SOFR ............................................................. 32 12/17/24 7,652 72,912
3-mo. SOFR ............................................................. 5,066 03/18/25 1,215,713 5,936,388
77,367,756
$ 49,572,425
(a)
All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Financial Statements for details on the wholly-owned subsidiary.

2023
BlackRock Semi-Annual Report to Shareholders
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Strategic Income Opportunities Portfolio

Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
BRL 69,571,136 USD 14,398,000 Bank of America NA 07/05/23 $ 131,706
BRL 253,524,021 USD 51,582,000 BNP Paribas SA 07/05/23 1,365,667
BRL 144,331,624 USD 28,968,000 Citibank NA 07/05/23 1,175,191
BRL 69,568,670 USD 14,396,000 Goldman Sachs International 07/05/23 133,190
COP 389,419,060,076 USD 92,984,494 Bank of America NA 07/05/23 361,414
USD 37,006,000 BRL 176,637,040 Barclays Bank plc 07/05/23 115,928
USD 46,262,000 TWD 1,410,332,450 Citibank NA 07/13/23 998,516
AUD 21,798,000 USD 14,432,892 JPMorgan Chase Bank NA 07/18/23 93,566
CLP 11,556,866,400 USD 14,376,000 Deutsche Bank AG 07/18/23 13,686
CZK 932,401,004 USD 42,186,000 Goldman Sachs International 07/18/23 585,998
EUR 13,262,000 NOK 152,498,504 Deutsche Bank AG 07/18/23 266,718
EUR 11,668,000 USD 12,588,383 HSBC Bank plc 07/18/23 152,225
GBP 8,368,000 USD 10,521,744 BNP Paribas SA 07/18/23 106,592
GBP 17,156,000 USD 21,631,070 JPMorgan Chase Bank NA 07/18/23 159,052
HUF 10,098,538,080 USD 29,244,000 JPMorgan Chase Bank NA 07/18/23 225,150
INR 1,789,947,424 USD 21,666,000 Citibank NA 07/18/23 129,404
MXN 436,959,308 GBP 19,984,000 Goldman Sachs International 07/18/23 78,448
NOK 38,967,657 USD 3,603,000 Barclays Bank plc 07/18/23 29,185
PLN 59,730,548 USD 14,444,000 Goldman Sachs International 07/18/23 236,152
USD 7,562,141 AUD 11,105,000 Bank of America NA 07/18/23 161,631
USD 3,983,963 AUD 5,885,000 Morgan Stanley & Co. International plc 07/18/23 62,126
USD 69,164,000 CLP 55,085,667,800 Morgan Stanley & Co. International plc 07/18/23 575,733
USD 3,606,646 GBP 2,825,000 HSBC Bank plc 07/18/23 18,566
USD 14,449,640 GBP 11,336,000 Morgan Stanley & Co. International plc 07/18/23 51,596
USD 7,207,000 HUF 2,457,006,620 JPMorgan Chase Bank NA 07/18/23 37,062
USD 21,666,000 INR 1,778,453,610 Citibank NA 07/18/23 10,552
USD 10,947,000 JPY 1,515,351,611 Barclays Bank plc 07/18/23 423,536
USD 14,444,000 KRW 18,414,511,160 Deutsche Bank AG 07/18/23 461,106
USD 14,402,000 SEK 154,222,202 Deutsche Bank AG 07/18/23 94,030
USD 15,064,500 THB 527,732,032 Citibank NA 07/18/23 160,026
USD 10,798,000 ZAR 198,293,392 Citibank NA 07/18/23 276,528
USD 3,599,000 ZAR 65,791,030 JPMorgan Chase Bank NA 07/18/23 108,120
USD 14,424,000 ZAR 267,379,130 UBS AG 07/18/23 236,830
USD 10,916,254 EUR 9,862,541 Standard Chartered Bank 08/08/23 134,765
USD 49,628,023 ZAR 919,413,724 Morgan Stanley & Co. International plc 08/08/23 956,688
MXN 589,128,545 USD 32,405,310 JPMorgan Chase Bank NA 08/31/23 1,629,311
USD 14,499,830 GBP 11,370,000 JPMorgan Chase Bank NA 09/13/23 56,675
BRL 245,033,478 USD 49,369,160 Citibank NA 09/14/23 1,139,947
COP 135,779,720,174 USD 31,776,204 JPMorgan Chase Bank NA 09/14/23 126,056
CZK 334,801,788 USD 15,159,492 Toronto Dominion Bank 09/14/23 160,170
HUF 16,394,645,728 USD 46,497,761 JPMorgan Chase Bank NA 09/14/23 668,355
INR 6,212,315,000 USD 74,985,847 Citibank NA 09/14/23 519,045
NOK 194,937,471 USD 17,728,574 Deutsche Bank AG 09/14/23 479,261
PLN 105,065,000 USD 25,210,558 Bank of America NA 09/14/23 537,472
USD 45,248,383 IDR 673,558,386,629 UBS AG 09/14/23 519,392
USD 75,520,484 INR 6,212,315,000 Barclays Bank plc 09/14/23 15,591
USD 25,410,430 ZAR 475,086,098 Citibank NA 09/14/23 352,882
AUD 1,730,576 USD 1,150,000 Deutsche Bank AG 09/20/23 5,371
AUD 8,237,444 USD 5,450,000 JPMorgan Chase Bank NA 09/20/23 49,500
AUD 2,112,347 USD 1,400,000 Morgan Stanley & Co. International plc 09/20/23 10,250
AUD 2,848,226 USD 1,900,000 Toronto Dominion Bank 09/20/23 1,539
BRL 99,440,210 USD 20,206,250 Deutsche Bank AG 09/20/23 270,324
BRL 228,726,484 USD 46,478,240 Toronto Dominion Bank 09/20/23 620,763
CAD 4,262,085 USD 3,200,000 Goldman Sachs International 09/20/23 21,230
CHF 5,440,388 USD 6,100,000 Deutsche Bank AG 09/20/23 28,765
CHF 2,268,671 USD 2,550,000 JPMorgan Chase Bank NA 09/20/23 5,728
CHF 29,138,000 USD 32,762,738 State Street Bank and Trust Co. 09/20/23 62,117
EUR 56,678,000 GBP 48,712,645 Bank of America NA 09/20/23 211,911
EUR 15,978,000 GBP 13,739,770 JPMorgan Chase Bank NA 09/20/23 50,505
EUR 69,070,000 GBP 59,299,703 UBS AG 09/20/23 338,787
EUR 8,658,000 SEK 101,637,994 UBS AG 09/20/23 25,485
EUR 16,187,348 USD 17,674,642 BNP Paribas SA 09/20/23 58,338
EUR 28,286,300 USD 30,903,631 Citibank NA 09/20/23 83,556

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 15,137,556 USD 16,514,734 Deutsche Bank AG 09/20/23 $ 68,215
EUR 77,380,000 USD 84,578,284 HSBC Bank plc 09/20/23 190,263
EUR 13,045,944 USD 14,238,661 JPMorgan Chase Bank NA 09/20/23 52,961
EUR 2,608,809 USD 2,850,000 Royal Bank of Canada 09/20/23 7,908
EUR 639,163 USD 700,000 Toronto Dominion Bank 09/20/23 192
GBP 23,571,999 EUR 27,330,000 Deutsche Bank AG 09/20/23 3,090
GBP 1,738,903 USD 2,200,000 JPMorgan Chase Bank NA 09/20/23 8,867
INR 780,600,000 USD 9,413,552 Barclays Bank plc 09/20/23 72,528
INR 4,864,536,326 USD 58,944,000 Citibank NA 09/20/23 171,276
JPY 221,449,961 USD 1,550,000 Deutsche Bank AG 09/20/23 3,610
MXN 5,229,693,085 USD 299,149,866 Barclays Bank plc 09/20/23 1,854,721
MXN 1,687,024,000 USD 96,848,040 Goldman Sachs International 09/20/23 251,724
NOK 16,000,000 EUR 1,356,381 Goldman Sachs International 09/20/23 8,833
NOK 5,880,000 USD 543,585 Bank of America NA 09/20/23 5,726
NOK 9,210,582 USD 850,000 BNP Paribas SA 09/20/23 10,456
NOK 15,900,000 USD 1,481,283 Deutsche Bank AG 09/20/23 4,101
NOK 86,622,601 USD 8,038,850 Goldman Sachs International 09/20/23 53,467
NOK 86,737,138 USD 8,091,000 JPMorgan Chase Bank NA 09/20/23 12,017
NOK 131,207,492 USD 12,140,511 JPMorgan Chase Bank NA 09/20/23 116,944
NOK 28,699,679 USD 2,665,477 Morgan Stanley & Co. International plc 09/20/23 15,658
NOK 71,661,155 USD 6,633,440 Toronto Dominion Bank 09/20/23 61,174
NZD 7,719,092 AUD 6,990,000 Deutsche Bank AG 09/20/23 68,959
NZD 4,240,031 USD 2,600,000 BNP Paribas SA 09/20/23 1,246
NZD 4,033,630 USD 2,450,000 Deutsche Bank AG 09/20/23 24,619
NZD 2,054,600 USD 1,250,000 Goldman Sachs International 09/20/23 10,490
SEK 102,292,088 EUR 8,658,000 Morgan Stanley & Co. International plc 09/20/23 35,390
SEK 8,090,000 USD 746,043 Bank of America NA 09/20/23 6,875
SEK 16,060,000 USD 1,488,504 Barclays Bank plc 09/20/23 6,164
SEK 92,177,553 USD 8,531,973 Deutsche Bank AG 09/20/23 46,782
SEK 88,933,954 USD 8,250,000 JPMorgan Chase Bank NA 09/20/23 26,879
SEK 7,040,000 USD 653,781 Morgan Stanley & Co. International plc 09/20/23 1,416
SEK 8,120,000 USD 750,382 Societe Generale SA 09/20/23 5,328
SEK 10,223,791 USD 950,000 Toronto Dominion Bank 09/20/23 1,505
USD 5,973,768 AUD 8,700,000 Bank of America NA 09/20/23 165,455
USD 900,000 AUD 1,345,054 BNP Paribas SA 09/20/23 2,012
USD 6,100,000 AUD 8,847,222 Citibank NA 09/20/23 193,398
USD 5,200,000 AUD 7,638,642 Deutsche Bank AG 09/20/23 100,273
USD 11,712,045 AUD 17,250,767 JPMorgan Chase Bank NA 09/20/23 195,050
USD 11,143,930 AUD 16,157,000 Nomura International plc 09/20/23 357,159
USD 5,750,000 AUD 8,414,726 Royal Bank of Canada 09/20/23 132,141
USD 44,437,923 AUD 64,621,000 Westpac Banking Corp. 09/20/23 1,295,509
USD 71,897,157 BRL 348,485,520 Goldman Sachs International 09/20/23 137,560
USD 2,600,000 CAD 3,425,040 BNP Paribas SA 09/20/23 11,398
USD 2,850,000 CAD 3,748,247 Deutsche Bank AG 09/20/23 17,122
USD 16,160,000 CAD 21,243,855 HSBC Bank plc 09/20/23 104,161
USD 4,050,000 CAD 5,322,020 JPMorgan Chase Bank NA 09/20/23 27,684
USD 18,660,000 CAD 24,637,983 Morgan Stanley & Co. International plc 09/20/23 38,922
USD 8,881,729 CAD 11,705,000 Natwest Markets plc 09/20/23 35,237
USD 1,000,000 CAD 1,322,507 Royal Bank of Canada 09/20/23 466
USD 2,350,000 CAD 3,105,981 Toronto Dominion Bank 09/20/23 2,539
USD 650,000 CHF 576,562 HSBC Bank plc 09/20/23 485
USD 179,263 CHF 159,000 Royal Bank of Canada 09/20/23 144
USD 2,718,048 CNY 19,312,000 Barclays Bank plc 09/20/23 44,007
USD 72,133,603 CNY 513,088,840 Toronto Dominion Bank 09/20/23 1,088,624
USD 4,009,377,741 EUR 3,653,540,293 BNP Paribas SA 09/20/23 6,983,051
USD 38,212,274 EUR 34,816,217 Deutsche Bank AG 09/20/23 71,668
USD 35,704,895 EUR 32,580,000 HSBC Bank plc 09/20/23 14,029
USD 52,513,728 EUR 47,878,919 JPMorgan Chase Bank NA 09/20/23 63,140
USD 2,300,000 EUR 2,097,948 Royal Bank of Canada 09/20/23 1,732
USD 21,270,825 EUR 19,410,000 State Street Bank and Trust Co. 09/20/23 7,481
USD 2,281,406,990 EUR 2,078,654,055 Toronto Dominion Bank 09/20/23 4,274,870
USD 1,495,163 GBP 1,170,000 Bank of America NA 09/20/23 8,954
USD 1,872,241,336 GBP 1,460,105,245 BNP Paribas SA 09/20/23 17,521,964

2023
BlackRock Semi-Annual Report to Shareholders
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Strategic Income Opportunities Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 2,850,000 GBP 2,235,705 Deutsche Bank AG 09/20/23 $ 10,063
USD 8,071,749 GBP 6,298,040 JPMorgan Chase Bank NA 09/20/23 71,575
USD 4,542,188 GBP 3,566,195 Morgan Stanley & Co. International plc 09/20/23 12,179
USD 9,033,423 GBP 7,045,613 Nomura International plc 09/20/23 83,633
USD 1,300,000 GBP 1,018,885 Royal Bank of Canada 09/20/23 5,747
USD 17,079,003 GBP 13,426,000 State Street Bank and Trust Co. 09/20/23 24,436
USD 75,773,549 IDR 1,130,522,401,179 Citibank NA 09/20/23 704,600
USD 16,841,462 IDR 250,196,427,113 UBS AG 09/20/23 227,919
USD 5,250,000 JPY 732,500,475 Bank of America NA 09/20/23 111,051
USD 2,850,000 JPY 393,249,555 Goldman Sachs International 09/20/23 91,108
USD 2,100,000 JPY 294,185,640 HSBC Bank plc 09/20/23 36,104
USD 14,241,642 JPY 2,017,882,972 JPMorgan Chase Bank NA 09/20/23 84,930
USD 64,561,605 JPY 9,004,930,000 Natwest Markets plc 09/20/23 1,386,384
USD 3,600,000 JPY 509,030,131 Royal Bank of Canada 09/20/23 28,835
USD 5,250,000 NOK 55,569,499 Deutsche Bank AG 09/20/23 58,676
USD 4,850,000 NOK 51,653,033 HSBC Bank plc 09/20/23 24,553
USD 8,991,000 NOK 95,845,341 JPMorgan Chase Bank NA 09/20/23 37,091
USD 15,628,149 NOK 166,710,887 Morgan Stanley & Co. International plc 09/20/23 53,953
USD 669,934 NOK 7,170,000 Natwest Markets plc 09/20/23 110
USD 2,950,000 NOK 30,937,193 Royal Bank of Canada 09/20/23 59,835
USD 20,137,295 NZD 32,316,000 Bank of America NA 09/20/23 311,534
USD 2,700,000 NZD 4,375,428 Goldman Sachs International 09/20/23 15,689
USD 450,000 NZD 727,533 HSBC Bank plc 09/20/23 3,661
USD 3,700,000 NZD 6,022,650 JPMorgan Chase Bank NA 09/20/23 5,124
USD 26,838,309 SEK 284,930,000 Bank of America NA 09/20/23 320,527
USD 711,409 SEK 7,530,000 BNP Paribas SA 09/20/23 10,610
USD 14,391,000 SEK 153,725,946 Citibank NA 09/20/23 84,079
USD 10,109,096 SEK 108,401,439 Deutsche Bank AG 09/20/23 20,422
USD 9,780,354 SEK 104,843,390 Goldman Sachs International 09/20/23 22,821
USD 1,448,877 SEK 15,400,000 JPMorgan Chase Bank NA 09/20/23 15,635
USD 2,605,431 SEK 27,750,000 Morgan Stanley & Co. International plc 09/20/23 22,801
USD 11,122,766 SGD 14,888,000 HSBC Bank plc 09/20/23 81,446
USD 9,451,510 TWD 287,600,000 Barclays Bank plc 09/20/23 195,636
USD 14,771,130 EUR 13,447,900 Deutsche Bank AG 09/22/23 37,680
USD 60,245,120 IDR 902,170,671,715 Citibank NA 09/26/23 343,694
58,884,769
USD 14,444,000 BRL 71,331,694 Citibank NA 07/05/23 (453,392)
USD 14,534,000 BRL 74,115,552 Goldman Sachs International 07/05/23 (944,792)
USD 14,398,000 BRL 70,125,603 JPMorgan Chase Bank NA 07/05/23 (247,504)
USD 14,534,000 BRL 72,626,398 Morgan Stanley & Co. International plc 07/05/23 (633,787)
USD 14,428,000 BRL 69,254,400 Toronto Dominion Bank 07/05/23 (35,556)
USD 83,825,574 COP 389,419,060,076 JPMorgan Chase Bank NA 07/05/23 (9,520,335)
TWD 709,659,080 USD 23,131,000 Standard Chartered Bank 07/13/23 (355,064)
AUD 18,526,000 CAD 16,713,879 Natwest Markets plc 07/18/23 (273,249)
AUD 7,548,000 USD 5,109,637 BNP Paribas SA 07/18/23 (79,557)
AUD 32,290,000 USD 21,619,092 JPMorgan Chase Bank NA 07/18/23 (100,636)
CAD 30,560,940 EUR 21,258,000 Deutsche Bank AG 07/18/23 (138,266)
CNY 51,197,949 USD 7,198,000 HSBC Bank plc 07/18/23 (147,979)
COP 66,882,782,000 GBP 12,598,000 Morgan Stanley & Co. International plc 07/18/23 (39,154)
EUR 4,388,000 PLN 19,535,578 HSBC Bank plc 07/18/23 (9,939)
EUR 26,962,000 USD 29,584,306 Citibank NA 07/18/23 (143,762)
EUR 26,378,000 USD 28,913,330 Deutsche Bank AG 07/18/23 (110,472)
HUF 7,342,551,480 USD 21,604,000 Bank of America NA 07/18/23 (177,260)
IDR 610,578,211,000 USD 40,966,000 Citibank NA 07/18/23 (380,256)
JPY 1,867,870,164 EUR 12,491,000 Bank of America NA 07/18/23 (667,710)
JPY 315,618,142 USD 2,280,000 State Street Bank and Trust Co. 07/18/23 (88,168)
KRW 18,699,556,800 USD 14,402,000 Citibank NA 07/18/23 (202,660)
KRW 18,734,590,200 USD 14,444,000 JPMorgan Chase Bank NA 07/18/23 (218,058)
MYR 66,287,208 USD 14,404,000 Barclays Bank plc 07/18/23 (117,720)
NOK 156,625,552 EUR 13,456,000 Natwest Markets plc 07/18/23 (93,868)
NOK 153,304,828 EUR 13,340,000 UBS AG 07/18/23 (276,730)
THB 1,039,601,145 USD 30,129,000 Citibank NA 07/18/23 (768,062)

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 28,077,796 AUD 42,412,000 Citibank NA 07/18/23 $ (186,086)
USD 17,151,000 CAD 22,855,094 Goldman Sachs International 07/18/23 (104,904)
USD 4,110,000 COP 17,399,150,700 BNP Paribas SA 07/18/23 (42,360)
USD 14,414,000 COP 60,877,529,000 Citibank NA 07/18/23 (114,604)
USD 21,657,518 EUR 20,022,000 Goldman Sachs International 07/18/23 (205,050)
USD 14,376,000 HUF 5,021,840,134 JPMorgan Chase Bank NA 07/18/23 (278,534)
USD 5,904,000 MXN 102,635,118 State Street Bank and Trust Co. 07/18/23 (76,276)
ZAR 285,132,390 EUR 14,200,000 BNP Paribas SA 07/18/23 (376,206)
ZAR 262,397,940 USD 14,376,000 Bank of America NA 07/18/23 (453,132)
ZAR 67,609,803 USD 3,599,000 Deutsche Bank AG 07/18/23 (11,615)
ZAR 112,818,072 USD 6,068,000 Morgan Stanley & Co. International plc 07/18/23 (81,859)
BRL 177,549,238 USD 37,006,000 Barclays Bank plc 08/02/23 (125,088)
USD 14,326,000 BRL 70,154,422 Citibank NA 08/02/23 (246,628)
USD 178,585,283 MXN 3,267,824,938 Barclays Bank plc 08/31/23 (10,200,654)
USD 195,802,614 MXN 3,601,475,570 JPMorgan Chase Bank NA 08/31/23 (12,258,695)
USD 42,479,571 MXN 787,726,808 State Street Bank and Trust Co. 08/31/23 (3,028,288)
USD 22,306,608 MXN 415,852,048 Toronto Dominion Bank 08/31/23 (1,717,635)
USD 36,886,304 CZK 813,766,448 Barclays Bank plc 09/06/23 (361,918)
CNY 128,040,000 USD 18,123,655 Citibank NA 09/14/23 (404,919)
CNY 257,505,000 USD 35,745,653 JPMorgan Chase Bank NA 09/14/23 (110,983)
IDR 534,993,220,000 USD 35,690,008 JPMorgan Chase Bank NA 09/14/23 (162,713)
KRW 23,202,665,000 USD 17,788,476 Citibank NA 09/14/23 (111,363)
SGD 24,948,615 USD 18,581,046 JPMorgan Chase Bank NA 09/14/23 (83,046)
THB 872,230,000 USD 25,409,444 Citibank NA 09/14/23 (632,483)
THB 1,296,539,070 USD 37,537,321 HSBC Bank plc 09/14/23 (707,244)
USD 53,275,629 COP 228,019,694,178 Citibank NA 09/14/23 (298,966)
USD 35,311,103 CZK 783,040,023 Deutsche Bank AG 09/14/23 (518,780)
USD 7,252,531 EUR 6,646,993 Citibank NA 09/14/23 (26,930)
USD 1,291,505 EUR 1,189,874 Royal Bank of Canada 09/14/23 (11,587)
USD 7,153,849 EUR 6,609,959 State Street Bank and Trust Co. 09/14/23 (85,055)
USD 151,838,432 MXN 2,685,095,646 JPMorgan Chase Bank NA 09/14/23 (2,880,493)
USD 18,481,072 SGD 24,948,615 Citibank NA 09/14/23 (16,929)
USD 53,308,674 ZAR 1,028,709,014 BNP Paribas SA 09/14/23 (948,702)
AUD 6,990,000 NZD 7,684,710 Deutsche Bank AG 09/20/23 (47,866)
AUD 16,157,000 USD 10,957,469 Bank of America NA 09/20/23 (170,697)
AUD 12,136,000 USD 8,260,490 BNP Paribas SA 09/20/23 (158,227)
AUD 3,609,380 USD 2,450,000 HSBC Bank plc 09/20/23 (40,298)
AUD 19,895,443 USD 13,450,000 JPMorgan Chase Bank NA 09/20/23 (167,361)
AUD 8,700,000 USD 5,992,621 Morgan Stanley & Co. International plc 09/20/23 (184,308)
CAD 3,760,427 USD 2,850,000 Bank of America NA 09/20/23 (7,917)
CAD 26,576,938 USD 20,200,000 BNP Paribas SA 09/20/23 (113,485)
CAD 15,995,897 USD 12,120,000 Citibank NA 09/20/23 (30,502)
CAD 7,338,082 USD 5,550,000 HSBC Bank plc 09/20/23 (3,969)
CAD 6,736,772 USD 5,100,000 Royal Bank of Canada 09/20/23 (8,433)
CHF 3,314,108 USD 3,750,000 HSBC Bank plc 09/20/23 (16,555)
CHF 931,435 USD 1,050,000 JPMorgan Chase Bank NA 09/20/23 (710)
CHF 4,960,871 USD 5,600,000 Royal Bank of Canada 09/20/23 (11,426)
CHF 1,553,069 USD 1,750,000 Toronto Dominion Bank 09/20/23 (420)
CNY 334,248,968 USD 46,854,278 Toronto Dominion Bank 09/20/23 (572,408)
EUR 15,978,000 GBP 13,781,036 JPMorgan Chase Bank NA 09/20/23 (1,914)
EUR 8,082,000 SEK 95,134,787 Morgan Stanley & Co. International plc 09/20/23 (275)
EUR 7,700,990 USD 8,450,000 HSBC Bank plc 09/20/23 (13,689)
EUR 71,030,000 USD 78,018,135 JPMorgan Chase Bank NA 09/20/23 (205,911)
EUR 2,236,349 USD 2,450,000 Morgan Stanley & Co. International plc 09/20/23 (115)
GBP 70,947,322 EUR 82,440,000 HSBC Bank plc 09/20/23 (189,856)
GBP 4,690,000 USD 6,017,124 Deutsche Bank AG 09/20/23 (59,585)
GBP 1,451,808 USD 1,850,000 HSBC Bank plc 09/20/23 (5,820)
GBP 2,952,014 USD 3,750,000 JPMorgan Chase Bank NA 09/20/23 (162)
GBP 1,020,345 USD 1,300,000 Morgan Stanley & Co. International plc 09/20/23 (3,892)
GBP 2,750,236 USD 3,500,000 Royal Bank of Canada 09/20/23 (6,473)
GBP 786,351 USD 1,000,000 Toronto Dominion Bank 09/20/23 (1,127)
IDR 181,290,000,000 USD 12,144,293 Bank of America NA 09/20/23 (106,274)
JPY 411,000,000 USD 2,991,288 Bank of America NA 09/20/23 (107,866)

2023
BlackRock Semi-Annual Report to Shareholders
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Strategic Income Opportunities Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
JPY 917,421,830 USD 6,522,168 BNP Paribas SA 09/20/23 $ (85,880)
JPY 695,420,127 USD 5,000,000 Deutsche Bank AG 09/20/23 (121,193)
JPY 3,140,017,733 USD 22,341,642 JPMorgan Chase Bank NA 09/20/23 (312,452)
JPY 14,193,903,417 USD 101,925,982 Nomura International plc 09/20/23 (2,346,864)
JPY 1,187,686,708 USD 8,485,000 Royal Bank of Canada 09/20/23 (152,635)
JPY 493,580,995 USD 3,550,000 Toronto Dominion Bank 09/20/23 (87,220)
KRW 2,086,025,400 USD 1,620,000 Morgan Stanley & Co. International plc 09/20/23 (30,148)
NOK 16,000,000 EUR 1,365,572 Goldman Sachs International 09/20/23 (1,236)
NOK 7,210,000 USD 687,657 Citibank NA 09/20/23 (14,096)
NOK 7,250,000 USD 691,032 Goldman Sachs International 09/20/23 (13,735)
NOK 277,600,000 USD 26,407,249 HSBC Bank plc 09/20/23 (473,748)
NOK 16,050,000 USD 1,518,793 JPMorgan Chase Bank NA 09/20/23 (19,396)
NOK 47,187,336 USD 4,423,998 Morgan Stanley & Co. International plc 09/20/23 (15,739)
NOK 50,977,687 USD 4,772,121 Toronto Dominion Bank 09/20/23 (9,766)
NZD 9,068,701 USD 5,600,000 Deutsche Bank AG 09/20/23 (36,381)
NZD 16,158,400 USD 9,984,453 JPMorgan Chase Bank NA 09/20/23 (71,327)
NZD 16,157,600 USD 9,977,207 State Street Bank and Trust Co. 09/20/23 (64,571)
NZD 1,765,823 USD 1,100,000 Toronto Dominion Bank 09/20/23 (16,673)
SEK 48,941,971 USD 4,650,000 Bank of America NA 09/20/23 (95,083)
SEK 7,980,000 USD 747,422 Barclays Bank plc 09/20/23 (4,742)
SEK 56,210,338 USD 5,250,000 BNP Paribas SA 09/20/23 (18,633)
SEK 7,010,000 USD 656,948 Citibank NA 09/20/23 (4,543)
SEK 62,853,438 USD 5,900,000 Deutsche Bank AG 09/20/23 (50,374)
SEK 103,851,068 USD 9,741,000 HSBC Bank plc 09/20/23 (75,819)
SEK 52,767,703 USD 4,950,000 JPMorgan Chase Bank NA 09/20/23 (39,031)
SEK 36,960,000 USD 3,460,052 Morgan Stanley & Co. International plc 09/20/23 (20,269)
SEK 13,751,224 USD 1,300,000 Royal Bank of Canada 09/20/23 (20,205)
USD 5,722,214 BRL 28,292,000 JPMorgan Chase Bank NA 09/20/23 (103,631)
USD 6,300,000 CAD 8,350,136 Deutsche Bank AG 09/20/23 (10,928)
USD 4,350,000 CAD 5,759,679 JPMorgan Chase Bank NA 09/20/23 (3,094)
USD 1,750,000 CHF 1,557,939 BNP Paribas SA 09/20/23 (5,067)
USD 900,000 CHF 800,746 Deutsche Bank AG 09/20/23 (2,065)
USD 11,400,000 CHF 10,150,416 Goldman Sachs International 09/20/23 (34,756)
USD 1,050,000 CHF 932,805 HSBC Bank plc 09/20/23 (833)
USD 2,500,000 CHF 2,233,737 Royal Bank of Canada 09/20/23 (16,374)
USD 2,650,000 EUR 2,424,706 BNP Paribas SA 09/20/23 (6,226)
USD 2,450,000 EUR 2,241,228 Deutsche Bank AG 09/20/23 (5,230)
USD 118,192,872 EUR 108,476,000 HSBC Bank plc 09/20/23 (640,843)
USD 20,153,567 EUR 18,405,630 JPMorgan Chase Bank NA 09/20/23 (9,505)
USD 1,800,000 EUR 1,657,361 Morgan Stanley & Co. International plc 09/20/23 (15,613)
USD 1,550,000 EUR 1,420,127 Royal Bank of Canada 09/20/23 (5,727)
USD 23,940,677 EUR 21,890,000 Societe Generale SA 09/20/23 (39,466)
USD 1,004,226 EUR 922,900 State Street Bank and Trust Co. 09/20/23 (6,796)
USD 40,256,986 EUR 37,026,372 Toronto Dominion Bank 09/20/23 (304,810)
USD 19,374,253 EUR 17,779,960 UBS AG 09/20/23 (103,407)
USD 17,491,503 GBP 13,773,000 Bank of America NA 09/20/23 (3,845)
USD 2,053,624 GBP 1,620,000 BNP Paribas SA 09/20/23 (4,204)
USD 5,950,000 GBP 4,714,152 Deutsche Bank AG 09/20/23 (38,218)
USD 6,707,174 GBP 5,323,007 JPMorgan Chase Bank NA 09/20/23 (54,451)
USD 50,488,951 GBP 40,732,000 Morgan Stanley & Co. International plc 09/20/23 (1,251,448)
USD 29,599,647 GBP 23,369,335 State Street Bank and Trust Co. 09/20/23 (85,582)
USD 9,025,854 GBP 7,200,000 Toronto Dominion Bank 09/20/23 (120,048)
USD 18,645,874 INR 1,540,000,000 Barclays Bank plc 09/20/23 (68,659)
USD 1,400,000 JPY 199,817,800 JPMorgan Chase Bank NA 09/20/23 (1,847)
USD 1,550,000 JPY 220,973,270 Natwest Markets plc 09/20/23 (266)
USD 3,750,000 JPY 535,617,825 Toronto Dominion Bank 09/20/23 (7,694)
USD 71,897,158 MXN 1,252,700,132 Citibank NA 09/20/23 (204,298)
USD 53,805,453 MXN 941,245,692 Goldman Sachs International 09/20/23 (369,671)
USD 51,390,971 MXN 896,428,267 JPMorgan Chase Bank NA 09/20/23 (204,604)
USD 2,206,815 NOK 23,700,000 Barclays Bank plc 09/20/23 (7,248)
USD 2,000,000 NOK 21,490,972 Deutsche Bank AG 09/20/23 (7,695)
USD 739,979 NOK 7,950,000 Goldman Sachs International 09/20/23 (2,713)
USD 729,666 NOK 7,830,000 HSBC Bank plc 09/20/23 (1,816)

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 3,646,610 NOK 39,172,717 JPMorgan Chase Bank NA 09/20/23 $ (12,921)
USD 728,370 NOK 7,810,000 Morgan Stanley & Co. International plc 09/20/23 (1,244)
USD 2,900,000 NZD 4,735,513 Citibank NA 09/20/23 (5,222)
USD 1,150,000 NZD 1,892,353 JPMorgan Chase Bank NA 09/20/23 (10,953)
USD 650,000 NZD 1,060,468 Royal Bank of Canada 09/20/23 (594)
USD 4,250,000 NZD 6,939,750 Toronto Dominion Bank 09/20/23 (7,514)
USD 1,300,000 SEK 13,989,056 Deutsche Bank AG 09/20/23 (1,929)
USD 8,082,000 SEK 86,841,042 Morgan Stanley & Co. International plc 09/20/23 (97)
ZAR 747,454,067 USD 40,187,431 Barclays Bank plc 09/20/23 (788,469)
COP 35,765,154,917 USD 8,305,888 JPMorgan Chase Bank NA 12/20/23 (75,253)
USD 89,506,191 COP 389,419,060,076 Bank of America NA 12/20/23 (110,817)
(64,296,652)
$ (5,411,883)
Interest Rate Caps Purchased
Description
Exercise
Rate Counterparty
Expiration
Date
Notional
Amount (000) Value
Premiums
Paid (Received)
Unrealized
Appreciation
(Depreciation)
5Y-30Y CMS Index Cap ..... 0.07%
Goldman Sachs
International 09/27/23 USD 2,489,860 $ 379,449 $ 4,357,255 $ (3,977,806)
OTC Barrier Options Purchased
Description Type of Option Counterparty
Number of
Contracts Expiration Date Exercise Price
Barrier
Price/Range
Notional
Amount (000) Value
Call
S&P 500 Index Down and In Citibank NA 3,644 09/15/23 USD 4,100.00 USD 3,800.00 USD 16,217 $ 15,207
Put
EUR Currency Down and Out UBS AG — 07/13/23 USD 1.09 USD 1.06 EUR 40,523 $ 152,736
EUR Currency Up and In
Morgan Stanley &
Co. International
plc — 07/18/23 USD 1.10 USD 1.11 EUR 40,604 3,466
EURO STOXX 50 Index Down and Out
Bank of America
NA 5,917 07/21/23 EUR 4,150.00 EUR 3,700.00 EUR 26,029 7,607
USD Currency Up and In UBS AG — 08/01/23 JPY 144.00 JPY 147.50 USD 81,842 103,282
GBP Currency Down and Out
Bank of America
NA — 08/04/23 USD 1.26 USD 1.22 GBP 36,460 100,890
USD Currency Down and Out
Bank of America
NA — 08/04/23 JPY 129.00 JPY 124.00 USD 58,535 15,679
USD Currency One-Touch Citibank NA — 09/07/23 JPY 125.00 JPY 125.00 USD 3,021 48,304
EUR Currency One-Touch
Bank of America
NA — 09/12/23 USD 1.02 USD 1.02 EUR 2,780 70,027
EUR Currency One-Touch
Morgan Stanley &
Co. International
plc — 09/27/23 USD 1.06 USD 1.06 EUR 5,690 967,066
EURO STOXX 50 Index Down and Out
Merrill Lynch
International & Co. 2,971 10/20/23 EUR 4,000.00 EUR 3,900.00 EUR 13,070 12,293
EURO STOXX 50 Index Down and Out
Bank of America
NA 5,713 10/20/23 EUR 4,100.00 EUR 3,800.00 EUR 25,132 188,623
EUR Currency One-Touch HSBC Bank plc — 11/16/23 USD 1.05 USD 1.05 EUR 2,629 380,794
2,050,767
$ 2,065,974

2023
BlackRock Semi-Annual Report to Shareholders
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Strategic Income Opportunities Portfolio

Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
Invesco QQQ Trust Series 1 .................... 7,800 07/07/23 USD 372.00 USD 288,148 $ 1,450,800
SPDR S&P 500 ETF Trust ...................... 2,965 07/07/23 USD 438.00 USD 131,433 1,771,588
SPDR S&P 500 ETF Trust ...................... 6,250 07/07/23 USD 448.00 USD 277,050 353,125
3-mo. SOFR Interest Futures .................... 972 07/14/23 USD 94.81 USD 243,000 30,375
SPDR S&P 500 ETF Trust ...................... 6,250 07/14/23 USD 442.00 USD 277,050 2,771,875
CBOE Volatility Index ......................... 2,000 07/19/23 USD 28.00 USD 2,718 21,000
Advanced Micro Devices, Inc. ................... 425 07/21/23 USD 140.00 USD 4,841 9,775
Constellation Brands, Inc. ...................... 500 07/21/23 USD 260.00 USD 12,307 16,250
Consumer Staples Select Sector SPDR Fund ......... 1,973 07/21/23 USD 75.00 USD 14,634 65,109
Equitrans Midstream Corp. ..................... 500 07/21/23 USD 11.00 USD 478 6,250
Kroger Co. (The) ............................ 1,788 07/21/23 USD 50.00 USD 8,404 9,834
Lockheed Martin Corp. ........................ 100 07/21/23 USD 460.00 USD 4,604 87,500
S&P 500 Index ............................. 115 07/21/23 USD 4,500.00 USD 51,179 256,450
SPDR S&P Regional Banking ETF ................ 18,006 07/21/23 USD 45.00 USD 73,518 405,135
Taiwan Semiconductor Manufacturing Co. Ltd. ........ 1,150 07/21/23 USD 105.00 USD 11,606 186,875
U.S. Treasury 2-Year Note ..................... 1,900 07/21/23 USD 102.25 USD 380,000 267,188
Uber Technologies, Inc. ....................... 2,800 07/21/23 USD 42.50 USD 12,088 466,200
Vinci SA .................................. 1,000 07/21/23 EUR 114.00 EUR 10,638 1,091
Walt Disney Co. (The) ........................ 1,000 07/21/23 USD 95.00 USD 8,928 36,500
Waste Management, Inc. ...................... 910 07/21/23 USD 175.00 USD 15,781 134,225
NASDAQ-100 Index .......................... 56 08/04/23 USD 15,400.00 USD 85,004 1,405,040
Advanced Micro Devices, Inc. ................... 2,400 08/18/23 USD 140.00 USD 27,338 349,200
First Solar, Inc. ............................. 320 08/18/23 USD 210.00 USD 6,083 177,600
L3Harris Technologies, Inc. ..................... 200 08/18/23 USD 180.00 USD 3,915 370,000
McCormick & Co., Inc. ........................ 2,000 08/18/23 USD 95.00 USD 17,446 50,000
Uber Technologies, Inc. ....................... 1,700 08/18/23 USD 42.50 USD 7,339 522,750
Valero Energy Corp. .......................... 450 08/18/23 USD 120.00 USD 5,279 187,875
Barclays plc ............................... 3,000 09/15/23 GBP 1.60 GBP 4,601 171,450
Delta Air Lines, Inc. .......................... 3,000 09/15/23 USD 50.00 USD 14,262 519,000
Eli Lilly & Co. .............................. 130 09/15/23 USD 480.00 USD 6,097 209,300
Ford Motor Co. ............................. 4,000 09/15/23 USD 16.00 USD 6,052 204,000
General Motors Co. .......................... 1,200 09/15/23 USD 40.00 USD 4,627 195,600
United Rentals, Inc. .......................... 250 09/15/23 USD 460.00 USD 11,134 542,500
Equitrans Midstream Corp. ..................... 500 10/20/23 USD 12.00 USD 478 6,250
Sabre Corp. ............................... 750 10/20/23 USD 5.50 USD 239 8,250
Sabre Corp. ............................... 2,500 10/20/23 USD 5.00 USD 798 36,250
Antero Resources Corp. ....................... 985 11/17/23 USD 35.00 USD 2,268 32,013
Antero Resources Corp. ....................... 985 11/17/23 USD 32.00 USD 2,268 55,653
Sabre Corp. ............................... 1,750 01/19/24 USD 6.00 USD 558 34,125
13,424,001
Put
SPDR S&P 500 ETF Trust ...................... 2,965 07/07/23 USD 438.00 USD 131,433 194,208
SPDR S&P 500 ETF Trust ...................... 2,200 07/14/23 USD 434.00 USD 97,522 209,000
CBOE Volatility Index ......................... 10,000 07/19/23 USD 17.00 USD 13,590 2,455,000
EURO STOXX 50 Index ....................... 651 07/21/23 EUR 4,250.00 EUR 28,638 78,496
EURO STOXX 50 Index ....................... 1,309 07/21/23 EUR 4,300.00 EUR 57,584 235,683
EURO STOXX 50 Index ....................... 1,309 07/21/23 EUR 4,000.00 EUR 57,584 40,709
Ford Motor Co. ............................. 1,550 07/21/23 USD 10.00 USD 2,345 2,325
Frontier Communications Parent, Inc. .............. 550 07/21/23 USD 15.00 USD 1,025 8,250
Invesco QQQ Trust Series 1 .................... 3,500 07/21/23 USD 350.00 USD 129,297 315,000
Invesco Senior Loan ETF ...................... 2,000 07/21/23 USD 20.00 USD 4,208 11,000
iShares iBoxx $ High Yield Corporate Bond ETF ....... 1,500 07/21/23 USD 73.50 USD 11,261 13,500
iShares iBoxx $ High Yield Corporate Bond ETF ....... 2,400 07/21/23 USD 71.00 USD 18,017 8,400
iShares iBoxx $ High Yield Corporate Bond ETF ....... 2,850 07/21/23 USD 73.00 USD 21,395 17,100
iShares iBoxx $ Investment Grade Corporate Bond ETF .. 1,100 07/21/23 USD 105.00 USD 11,895 8,800
iShares iBoxx $ Investment Grade Corporate Bond ETF .. 1,150 07/21/23 USD 106.00 USD 12,436 19,550
iShares Russell 2000 ETF ...................... 500 07/21/23 USD 150.00 USD 9,364 1,750
iShares Russell 2000 ETF ...................... 725 07/21/23 USD 181.00 USD 13,577 64,525
Pitney Bowes, Inc. ........................... 1,000 07/21/23 USD 3.00 USD 354 7,500
S&P 500 Index ............................. 39 07/21/23 USD 4,050.00 USD 17,356 10,628
S&P 500 Index ............................. 76 07/21/23 USD 3,950.00 USD 33,823 15,770

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Exchange-Traded Options Purchased (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
S&P 500 Index ............................. 76 07/21/23 USD 4,250.00 USD 33,823 $ 50,160
Sabre Corp. ............................... 500 07/21/23 USD 3.00 USD 160 5,250
SPDR S&P 500 ETF Trust ...................... 2,000 07/21/23 USD 420.00 USD 88,656 111,000
Spirit AeroSystems Holdings, Inc. ................. 400 07/21/23 USD 20.00 USD 1,168 3,000
Spirit AeroSystems Holdings, Inc. ................. 750 07/21/23 USD 26.00 USD 2,189 18,750
U.S. Treasury 2-Year Note ..................... 1,900 07/21/23 USD 101.25 USD 380,000 356,250
United Parcel Service, Inc. ..................... 550 07/21/23 USD 160.00 USD 9,859 7,150
Xerox Holdings Corp. ......................... 550 07/21/23 USD 11.00 USD 819 5,500
Consumer Discretionary Select Sector SPDR Fund ..... 1,302 07/28/23 USD 160.00 USD 22,109 125,643
NASDAQ-100 Index .......................... 56 08/04/23 USD 14,400.00 USD 85,004 528,360
Frontier Communications Parent, Inc. .............. 625 08/18/23 USD 15.00 USD 1,165 126,563
Frontier Communications Parent, Inc. .............. 800 08/18/23 USD 12.50 USD 1,491 18,000
iShares iBoxx $ Investment Grade Corporate Bond ETF .. 1,750 08/18/23 USD 100.00 USD 18,925 11,375
Pitney Bowes, Inc. ........................... 750 08/18/23 USD 3.00 USD 266 5,625
S&P 500 Index ............................. 89 08/18/23 USD 4,125.00 USD 39,608 121,930
SPDR S&P 500 ETF Trust ...................... 3,200 08/18/23 USD 425.00 USD 141,850 790,400
SPDR S&P Regional Banking ETF ................ 4,204 08/18/23 USD 40.00 USD 17,165 710,476
Spirit AeroSystems Holdings, Inc. ................. 500 08/18/23 USD 22.00 USD 1,460 12,500
Air Transport Services Group, Inc. ................ 525 09/15/23 USD 12.50 USD 991 7,875
Air Transport Services Group, Inc. ................ 900 09/15/23 USD 15.00 USD 1,698 29,250
Ally Financial, Inc. ........................... 4,273 09/15/23 USD 20.00 USD 11,541 117,508
PG&E Corp. ............................... 2,000 09/15/23 USD 13.00 USD 3,456 13,000
PG&E Corp. ............................... 2,100 09/15/23 USD 14.00 USD 3,629 17,850
SPDR S&P 500 ETF Trust ...................... 325 09/15/23 USD 350.00 USD 14,407 19,338
SPDR S&P 500 ETF Trust ...................... 3,299 09/15/23 USD 430.00 USD 146,238 1,654,449
3-mo. SOFR Interest Futures .................... 2,252 10/13/23 USD 94.38 USD 563,000 464,475
3-mo. SOFR Interest Futures .................... 2,252 10/13/23 USD 96.00 USD 563,000 2,209,775
3-mo. SOFR Interest Futures .................... 2,365 10/13/23 USD 94.88 USD 591,250 2,305,875
3-mo. SOFR Interest Futures .................... 3,547 10/13/23 USD 95.00 USD 886,750 4,322,906
3-mo. SOFR Interest Futures .................... 5,912 10/13/23 USD 95.63 USD 1,478,000 15,371,200
3-mo. SOFR Interest Futures .................... 2,862 12/15/23 USD 96.00 USD 715,500 3,434,400
STOXX Europe 600 Automobiles & Parts ............ 286 12/15/23 EUR 500.00 EUR 9,163 74,900
STOXX Europe 600 Automobiles & Parts ............ 286 12/15/23 EUR 600.00 EUR 9,163 269,952
37,037,879
$ 50,461,880
OTC Options Purchased
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
EUR Currency ........... JPMorgan Chase Bank NA — 07/11/23 USD 1.10 EUR 26,308 $ 48,674
TOPIX Bank Index ........ BNP Paribas SA 10,725,000 07/14/23 JPY 218.87 JPY 2,363,897 421,670
TOPIX Bank Index ........ Goldman Sachs International 17,867,850 07/14/23 JPY 226.71 JPY 3,938,253 294,548
TOPIX Bank Index ........ JPMorgan Chase Bank NA 7,157,150 07/14/23 JPY 227.60 JPY 1,577,507 105,487
USD Currency ........... Goldman Sachs International — 07/17/23 ZAR 19.75 USD 22,508 39,433
USD Currency ........... Goldman Sachs International — 07/18/23 ZAR 18.60 USD 21,566 419,098
EUR Currency ........... Deutsche Bank AG — 07/19/23 USD 1.13 EUR 114,610 19,463
USD Currency ........... Barclays Bank plc — 07/20/23 CLP 810.00 USD 14,428 142,729
ING Groep NV .......... Goldman Sachs International 87,092 07/21/23 EUR 12.00 EUR 1,075 551,162
USD Currency ........... Morgan Stanley & Co. International plc — 07/25/23 COP 4,200.00 USD 14,412 223,586
EUR Currency ........... Bank of America NA — 07/27/23 USD 1.09 EUR 159,611 1,479,705
EUR Currency ........... HSBC Bank plc — 08/03/23 USD 1.13 EUR 60,870 44,439
EUR Currency ........... JPMorgan Chase Bank NA — 08/07/23 USD 1.12 EUR 157,835 335,398
USD Currency ........... Bank of America NA — 09/01/23 JPY 145.00 USD 50,000 521,081
EUR Currency ........... Barclays Bank plc — 12/20/23 USD 1.13 EUR 27,310 266,243
4,912,716
Put
USD Currency ........... HSBC Bank plc — 07/10/23 MXN 17.70 USD 22,570 745,501

2023
BlackRock Semi-Annual Report to Shareholders
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Strategic Income Opportunities Portfolio

OTC Options Purchased (continued)
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
USD Currency ........... Morgan Stanley & Co. International plc — 07/13/23 MXN 17.00 USD 299,688 $ 739,557
USD Currency ........... JPMorgan Chase Bank NA — 07/17/23 ZAR 19.00 USD 11,254 187,698
EUR Currency ........... JPMorgan Chase Bank NA — 07/20/23 NOK 11.60 EUR 13,202 82,141
EUR Currency ........... JPMorgan Chase Bank NA — 07/20/23 USD 1.08 EUR 26,444 65,461
GBP Currency ........... Bank of America NA — 07/24/23 USD 1.25 GBP 11,302 39,927
GBP Currency ........... Bank of America NA — 08/04/23 USD 1.25 GBP 26,010 138,221
USD Currency ........... Barclays Bank plc — 08/04/23 MXN 17.50 USD 28,868 629,794
USD Currency ........... Citibank NA — 08/10/23 BRL 4.90 USD 28,810 789,070
AUD Currency ........... Citibank NA — 08/18/23 USD 0.66 AUD 31,914 255,612
USD Currency ........... Bank of America NA — 09/22/23 CNH 7.10 USD 40,441 192,911
USD Currency ........... Citibank NA — 09/25/23 CNH 7.10 USD 8,090 85,395
USD Currency ........... JPMorgan Chase Bank NA — 10/18/23 CNH 6.90 USD 94,530 149,723
EUR Currency ........... UBS AG — 10/26/23 SEK 11.00 EUR 161,826 150,771
4,251,782
$ 9,164,498
OTC Dual Binary Options Purchased
Description
(a)
Counterparty Units
Expiration
Date
Notional
Amount (000) Value
Put
Payout at expiry if USDJPY < 128.79 and 10-Year
JPY TONAR > 0.93 ................... Citibank NA 6,394,000 08/14/23 USD 823,483 $ 2,519
(a)
Option only pays if both terms are met on the expiration date.
OTC Credit Default Swaptions Purchased
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000)
(a)
Value
Call
Bought Protection on 5-Year
Credit Default Swap ......
Markit CDX North
American High Yield
Index Series 40.V1 5.00 % Quarterly Barclays Bank plc 07/19/23 USD 103.00 USD 25,000 $ 54,453
Put
Bought Protection on 5-Year
Credit Default Swap ...... 1.00%
Markit CDX North
American Investment
Grade Index Series
40.V1 Quarterly Citibank NA 07/19/23 USD 80.00 USD 900,000 86,996
Bought Protection on 5-Year
Credit Default Swap ...... 5.00
Markit CDX North
American High Yield
Index Series 40.V1 Quarterly
Morgan Stanley & Co.
International plc 07/19/23 USD 94.00 USD 17,500 3,914
Bought Protection on 5-Year
Credit Default Swap ...... 5.00
Markit CDX North
American High Yield
Index Series 40.V1 Quarterly BNP Paribas SA 07/19/23 USD 95.00 USD 15,000 3,751
Bought Protection on 5-Year
Credit Default Swap ...... 5.00
Markit CDX North
American High Yield
Index Series 40.V1 Quarterly BNP Paribas SA 08/16/23 USD 98.50 USD 30,000 45,772
Bought Protection on 5-Year
Credit Default Swap ...... 5.00
Markit CDX North
American High Yield
Index Series 40.V1 Quarterly
JPMorgan Chase Bank
NA 08/16/23 USD 99.00 USD 20,000 36,227

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

OTC Credit Default Swaptions Purchased (continued)
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000)
(a)
Value
Bought Protection on 5-Year
Credit Default Swap ...... 5.00%
Markit CDX North
American High Yield
Index Series 40.V1 Quarterly
Morgan Stanley & Co.
International plc 07/19/23 USD 99.50 USD 22,500 $ 11,139
Bought Protection on 5-Year
Credit Default Swap ...... 1.00
Markit CDX North
American Investment
Grade Index Series
40.V1 Quarterly
Morgan Stanley & Co.
International plc 07/19/23 USD 110.00 USD 100,000 4,736
192,535
$ 246,988
(a)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.00% Semi-Annual Citibank NA 07/10/23 3.00 % USD 34,730 $ 97
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 2.85% Semi-Annual
Goldman Sachs
International 08/07/23 2.85 USD 200,905 60,321
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 2.85% Semi-Annual
JPMorgan Chase
Bank NA 08/09/23 2.85 USD 238,344 84,215
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 2.81% Semi-Annual
Morgan Stanley & Co.
International plc 09/21/23 2.81 USD 148,860 291,229
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 2.80% Semi-Annual
Morgan Stanley & Co.
International plc 09/22/23 2.80 USD 63,493 123,216
2Yx2Y Interest Rate Swap
(a)
. 1-day SOFR Annual 2.75% Annual
Goldman Sachs
International 10/19/23 2.75 USD 286,090 558,598
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.05% Semi-Annual Citibank NA 10/24/23 3.05 USD 245,780 1,683,760
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 2.90% Semi-Annual
JPMorgan Chase
Bank NA 10/30/23 2.90 USD 245,780 1,226,496
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 2.82% Semi-Annual
Goldman Sachs
International 11/07/23 2.82 USD 100,384 449,741
30-Year Interest Rate Swap
(a)
1-day SOFR Annual 2.85% Semi-Annual Citibank NA 11/14/23 2.85 USD 74,808 1,340,554
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.11% Semi-Annual
Goldman Sachs
International 04/20/26 3.11 USD 190,360 8,436,726
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.24% Semi-Annual Barclays Bank plc 06/15/26 3.24 USD 81,370 4,061,996
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.15% Semi-Annual
Morgan Stanley & Co.
International plc 06/23/26 3.15 USD 70,073 3,272,744
21,589,693
Put
10-Year Interest Rate Swap
(a)
4.55% Semi-Annual 1-day SOFR Annual Citibank NA 10/24/23 4.55 USD 245,780 350,740
10-Year Interest Rate Swap
(a)
4.40% Semi-Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 10/30/23 4.40 USD 245,780 569,954
10-Year Interest Rate Swap
(a)
4.82% Semi-Annual 1-day SOFR Annual
Goldman Sachs
International 11/07/23 4.82 USD 100,384 92,645
10-Year Interest Rate Swap
(a)
0.80% Annual 1-day TONAR Annual
Morgan Stanley & Co.
International plc 12/20/23 0.80 JPY 12,382,820 807,114
10-Year Interest Rate Swap
(a)
3.11% Semi-Annual 1-day SOFR Annual
Goldman Sachs
International 04/20/26 3.11 USD 190,360 9,819,573
10-Year Interest Rate Swap
(a)
3.24% Semi-Annual 1-day SOFR Annual Barclays Bank plc 06/15/26 3.24 USD 81,370 3,909,304

2023
BlackRock Semi-Annual Report to Shareholders
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Strategic Income Opportunities Portfolio

OTC Interest Rate Swaptions Purchased (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
10-Year Interest Rate Swap
(a)
3.15% Semi-Annual 1-day SOFR Annual
Morgan Stanley & Co.
International plc 06/23/26 3.15 % USD 70,073 $ 3,566,207
19,115,537
$ 40,705,230
(a)
Forward settling swaption.
Interest Rate Caps Sold
Description
Exercise
Rate Counterparty
Expiration
Date
Notional
Amount (000) Value
Premiums
Paid (Received)
Unrealized
Appreciation
(Depreciation)
5Y-30Y CMS Index Cap .... (0.68) % Goldman Sachs International 09/27/23 USD 4,979,720 $ (3,893,086) $ (3,768,743) $ (124,343)
OTC Barrier Options Written
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Put
EUR Currency ............... Down and Out UBS AG 07/13/23 USD 1.09 EUR 1.06 EUR 40,523 $ (255,139)
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
3-mo. SOFR Interest Futures ..................... 1,456 07/14/23 USD 95.00 USD 364,000 $ (27,300)
CBOE Volatility Index .......................... 2,000 07/19/23 USD 40.00 USD 2,718 (8,000)
Advanced Micro Devices, Inc. .................... 425 07/21/23 USD 155.00 USD 4,841 (3,400)
S&P 500 Index .............................. 115 07/21/23 USD 4,300.00 USD 51,179 (1,902,100)
SPDR S&P Regional Banking ETF ................. 18,006 07/21/23 USD 48.00 USD 73,518 (108,036)
U.S. Treasury 2-Year Note ...................... 1,900 07/21/23 USD 102.00 USD 380,000 (475,000)
Walt Disney Co. (The) ......................... 1,000 07/21/23 USD 105.00 USD 8,928 (4,500)
NASDAQ-100 Index ........................... 112 08/04/23 USD 15,900.00 USD 170,007 (1,042,720)
Advanced Micro Devices, Inc. .................... 2,400 08/18/23 USD 170.00 USD 27,338 (69,600)
Delta Air Lines, Inc. ........................... 3,000 09/15/23 USD 55.00 USD 14,262 (168,000)
SPDR S&P 500 ETF Trust ....................... 799 12/15/23 USD 420.00 USD 35,418 (3,138,073)
(6,946,729)
Put
SPDR S&P 500 ETF Trust ....................... 2,200 07/14/23 USD 417.00 USD 97,522 (56,100)
CBOE Volatility Index .......................... 20,000 07/19/23 USD 15.00 USD 27,180 (1,860,000)
Eli Lilly & Co. ............................... 250 07/21/23 USD 390.00 USD 11,725 (4,500)
EURO STOXX 50 Index ........................ 651 07/21/23 EUR 4,075.00 EUR 28,638 (26,994)
EURO STOXX 50 Index ........................ 2,223 07/21/23 EUR 4,150.00 EUR 97,792 (135,841)
Invesco QQQ Trust Series 1 ..................... 1,200 07/21/23 USD 340.00 USD 44,330 (51,600)
Invesco QQQ Trust Series 1 ..................... 2,300 07/21/23 USD 335.00 USD 84,967 (74,750)
iShares iBoxx $ Investment Grade Corporate Bond ETF ... 1,100 07/21/23 USD 101.00 USD 11,895 (2,750)
iShares Russell 2000 ETF ....................... 500 07/21/23 USD 120.00 USD 9,364 (500)
iShares Russell 2000 ETF ....................... 725 07/21/23 USD 166.00 USD 13,577 (8,700)
Lockheed Martin Corp. ......................... 100 07/21/23 USD 410.00 USD 4,604 (3,500)
S&P 500 Index .............................. 76 07/21/23 USD 4,150.00 USD 33,823 (29,640)
SPDR S&P 500 ETF Trust ....................... 2,000 07/21/23 USD 410.00 USD 88,656 (69,000)
Uber Technologies, Inc. ........................ 2,800 07/21/23 USD 37.50 USD 12,088 (22,400)
Uber Technologies, Inc. ........................ 3,100 07/21/23 USD 32.50 USD 13,383 (9,300)
Vinci SA ................................... 1,000 07/21/23 EUR 100.00 EUR 10,638 (32,736)

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Exchange-Traded Options Written (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Waste Management, Inc. ....................... 910 07/21/23 USD 160.00 USD 15,781 $ (13,650)
NASDAQ-100 Index ........................... 112 08/04/23 USD 13,900.00 USD 170,007 (518,000)
First Solar, Inc. .............................. 320 08/18/23 USD 160.00 USD 6,083 (85,440)
L3Harris Technologies, Inc. ...................... 200 08/18/23 USD 160.00 USD 3,915 (9,000)
S&P 500 Index .............................. 89 08/18/23 USD 4,025.00 USD 39,608 (84,550)
SPDR S&P 500 ETF Trust ....................... 3,200 08/18/23 USD 405.00 USD 141,850 (353,600)
Uber Technologies, Inc. ........................ 1,700 08/18/23 USD 35.00 USD 7,339 (56,950)
Valero Energy Corp. ........................... 450 08/18/23 USD 105.00 USD 5,279 (70,425)
U.S. Treasury 10-Year Note ...................... 1,162 08/25/23 USD 114.00 USD 116,200 (2,632,656)
U.S. Treasury 2-Year Note ...................... 1,500 08/25/23 USD 103.00 USD 300,000 (4,171,875)
Barclays plc ................................ 3,000 09/15/23 GBP 1.35 GBP 4,601 (85,725)
Eli Lilly & Co. ............................... 130 09/15/23 USD 430.00 USD 6,097 (85,475)
Ford Motor Co. .............................. 4,000 09/15/23 USD 13.00 USD 6,052 (90,000)
General Motors Co. ........................... 1,200 09/15/23 USD 35.00 USD 4,627 (96,000)
SPDR S&P 500 ETF Trust ....................... 3,299 09/15/23 USD 400.00 USD 146,238 (643,305)
United Rentals, Inc. ........................... 250 09/15/23 USD 400.00 USD 11,134 (261,250)
3-mo. SOFR Interest Futures ..................... 2,252 10/13/23 USD 95.75 USD 563,000 (1,534,175)
3-mo. SOFR Interest Futures ..................... 2,252 10/13/23 USD 94.63 USD 563,000 (1,182,300)
3-mo. SOFR Interest Futures ..................... 2,365 10/13/23 USD 95.13 USD 591,250 (3,503,156)
3-mo. SOFR Interest Futures ..................... 3,547 10/13/23 USD 95.25 USD 886,750 (6,207,250)
3-mo. SOFR Interest Futures ..................... 5,912 10/13/23 USD 95.38 USD 1,478,000 (12,008,750)
3-mo. SOFR Interest Futures ..................... 2,862 12/15/23 USD 95.75 USD 715,500 (2,575,800)
STOXX Europe 600 Automobiles & Parts ............. 572 12/15/23 EUR 550.00 EUR 18,326 (283,996)
(38,941,639)
$ (45,888,368)
OTC Options Written
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
EUR Currency .............. JPMorgan Chase Bank NA — 07/13/23 USD 1.09 EUR 40,410 $ (307,780)
EUR Currency .............. Deutsche Bank AG — 07/19/23 USD 1.15 EUR 114,610 (591)
EUR Currency .............. JPMorgan Chase Bank NA — 07/20/23 NOK 11.95 EUR 13,202 (50,565)
ING Groep NV ............. Goldman Sachs International 80,392 07/21/23 EUR 13.00 EUR 992 (76,750)
USD Currency .............. HSBC Bank plc — 07/25/23 COP 4,400.00 USD 14,412 (52,835)
EUR Currency .............. JPMorgan Chase Bank NA — 08/07/23 USD 1.14 EUR 157,835 (36,461)
(524,982)
Put
USD Currency .............. Morgan Stanley & Co. International plc — 07/13/23 MXN 16.80 USD 299,688 (172,721)
TOPIX Bank Index ........... BNP Paribas SA 10,725,000 07/14/23 JPY 175.10 JPY 2,363,897 (137)
TOPIX Bank Index ........... Goldman Sachs International 17,867,850 07/14/23 JPY 181.37 JPY 3,938,253 (891)
TOPIX Bank Index ........... JPMorgan Chase Bank NA 7,157,150 07/14/23 JPY 182.08 JPY 1,577,507 (415)
USD Currency .............. Goldman Sachs International — 07/17/23 ZAR 19.00 USD 22,508 (375,397)
USD Currency .............. Goldman Sachs International — 07/18/23 ZAR 17.75 USD 21,566 (7,112)
USD Currency .............. Barclays Bank plc — 07/20/23 CLP 790.00 USD 14,428 (77,669)
ING Groep NV ............. Goldman Sachs International 104,510 07/21/23 EUR 10.00 EUR 1,289 (15,897)
USD Currency .............. Morgan Stanley & Co. International plc — 07/25/23 COP 4,100.00 USD 14,412 (82,777)
EUR Currency .............. Bank of America NA — 07/27/23 USD 1.06 EUR 79,805 (31,232)
GBP Currency .............. Bank of America NA — 08/04/23 USD 1.23 GBP 26,010 (54,521)
USD Currency .............. Barclays Bank plc — 08/04/23 MXN 17.10 USD 43,300 (322,924)
EUR Currency .............. JPMorgan Chase Bank NA — 08/07/23 USD 1.08 EUR 78,917 (344,756)
USD Currency .............. Citibank NA — 08/10/23 BRL 4.75 USD 36,012 (363,950)
AUD Currency .............. Citibank NA — 08/18/23 USD 0.65 AUD 31,914 (114,302)
USD Currency .............. Bank of America NA — 09/22/23 CNH 6.95 USD 48,529 (64,950)
USD Currency .............. JPMorgan Chase Bank NA — 10/18/23 CNH 6.78 USD 94,530 (58,835)
(2,088,486)
$ (2,613,468)

2023
BlackRock Semi-Annual Report to Shareholders
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Strategic Income Opportunities Portfolio

OTC Credit Default Swaptions Written
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Credit
Rating
(a)
Exercise
Price
Notional
Amount (000)
(b)
Value
Call
Sold Protection on
5-Year Credit Default
Swap ......... 5.00%
iTraxx Europe
Crossover Index
Series 39.V1 Quarterly Bank of America NA 08/16/23 BB- EUR 425.00 EUR 54,524 $ (636,128)
Sold Protection on
5-Year Credit Default
Swap ......... 5.00
iTraxx Europe
Crossover Index
Series 39.V1 Quarterly
Morgan Stanley & Co.
International plc 07/19/23 BB- EUR 437.50 EUR 13,749 (211,979)
Sold Protection on
5-Year Credit Default
Swap ......... 5.00
iTraxx Europe
Crossover Index
Series 39.V1 Quarterly
Morgan Stanley & Co.
International plc 07/19/23 BB- EUR 450.00 EUR 41,760 (845,544)
(1,693,651)
Put
Sold Protection on
5-Year Credit Default
Swap .........
Markit CDX North
American High Yield
Index Series 40.V1 5.00 % Quarterly
Morgan Stanley & Co.
International plc 07/19/23 B+ USD 87.00 USD 17,500 (1,882)
Sold Protection on
5-Year Credit Default
Swap .........
Markit CDX North
American Investment
Grade Index Series
40.V1 1.00 Quarterly
Morgan Stanley & Co.
International plc 07/19/23 BBB+ USD 140.00 USD 100,000 (3,079)
(4,961)
$ (1,698,612)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
2.55% Semi-Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 08/09/23 2.55 % USD 238,344 $ (15,875)
5-Year Interest Rate Swap
(a)
. 3.06% Annual 6-mo. EURIBOR Semi-Annual Barclays Bank plc 09/07/23 3.06 EUR 13,910 (83,222)
2Yx2Y Interest Rate Swap
(a)
. 2.45% Annual 1-day SOFR Annual
Goldman Sachs
International 10/19/23 2.45 USD 286,090 (297,270)
2-Year Interest Rate Swap
(a)
. 3.09% Semi-Annual 1-day SOFR Annual Citibank NA 10/24/23 3.09 USD 983,120 (875,310)
2-Year Interest Rate Swap
(a)
. 2.95% Semi-Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 10/30/23 2.95 USD 983,120 (802,076)
2-Year Interest Rate Swap
(a)
. 3.26% Semi-Annual 1-day SOFR Annual
Goldman Sachs
International 11/07/23 3.26 USD 401,536 (557,849)
2-Year Interest Rate Swap
(a)
. 2.75% Semi-Annual 1-day SOFR Annual Citibank NA 11/14/23 2.75 USD 748,082 (592,917)
5-Year Interest Rate Swap
(a)
. 2.90% Semi-Annual 1-day SOFR Annual Citibank NA 11/30/23 2.90 USD 80,732 (314,025)
5-Year Interest Rate Swap
(a)
. 2.90% Semi-Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 12/13/23 2.90 USD 80,790 (351,820)
10-Year Interest Rate Swap
(a)
2.40% Semi-Annual 1-day SOFR Annual
Morgan Stanley & Co.
International plc 12/14/23 2.40 USD 127,090 (319,877)
2-Year Interest Rate Swap
(a)
. 2.75% Semi-Annual 1-day SOFR Annual Citibank NA 01/17/24 2.75 USD 486,800 (785,572)
2-Year Interest Rate Swap
(a)
. 2.50% Semi-Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 03/21/24 2.50 USD 17,770 (35,171)
5-Year Interest Rate Swap
(a)
. 3.31% Semi-Annual 1-day SOFR Annual Barclays Bank plc 06/14/24 3.31 USD 78,035 (1,372,757)
10-Year Interest Rate Swap
(a)
3.02% Semi-Annual 1-day SOFR Annual
Goldman Sachs
International 03/16/26 3.02 USD 193,075 (7,796,773)
10-Year Interest Rate Swap
(a)
3.12% Semi-Annual 1-day SOFR Annual
Goldman Sachs
International 03/16/26 3.12 USD 168,630 (7,408,900)

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

OTC Interest Rate Swaptions Written (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
10-Year Interest Rate Swap
(a)
3.05% Semi-Annual 1-day SOFR Annual UBS AG 05/04/26 3.05 % USD 84,807 $ (3,568,524)
(25,177,938)
Put
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.85% Semi-Annual
JPMorgan Chase
Bank NA 07/03/23 3.85 USD 199,664 (508)
2-Year Interest Rate Swap
(a)
. 1-day SONIA Annual 4.20% Annual Barclays Bank plc 07/17/23 4.20 GBP 15,670 (650,480)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.75% Semi-Annual
Goldman Sachs
International 08/07/23 3.75 USD 251,131 (1,132,129)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.10% Semi-Annual
JPMorgan Chase
Bank NA 08/09/23 4.10 USD 1,000,596 (12,536,366)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.05% Semi-Annual Barclays Bank plc 08/14/23 4.05 USD 59,494 (790,430)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.11% Semi-Annual
JPMorgan Chase
Bank NA 08/22/23 4.11 USD 28,603 (347,303)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.15% Semi-Annual UBS AG 08/22/23 4.15 USD 29,747 (342,381)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.10% Semi-Annual
JPMorgan Chase
Bank NA 08/23/23 4.10 USD 28,603 (351,785)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.13% Semi-Annual UBS AG 08/23/23 4.13 USD 29,747 (351,719)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.18% Semi-Annual BNP Paribas SA 08/24/23 4.18 USD 57,206 (636,639)
2-Year Interest Rate Swap
(a)
. 1-day SONIA Annual 4.75% Annual Citibank NA 08/25/23 4.75 GBP 49,458 (1,438,689)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.30% Semi-Annual
JPMorgan Chase
Bank NA 08/31/23 4.30 USD 57,206 (527,115)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.43% Semi-Annual
JPMorgan Chase
Bank NA 08/31/23 4.43 USD 57,205 (426,646)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.39% Semi-Annual
JPMorgan Chase
Bank NA 09/05/23 4.39 USD 57,206 (463,347)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.61% Semi-Annual Barclays Bank plc 09/05/23 4.61 USD 57,205 (314,709)
5-Year Interest Rate Swap
(a)
. 6-mo. EURIBOR Semi-Annual 3.06% Annual Barclays Bank plc 09/07/23 3.06 EUR 13,910 (191,536)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.93% Semi-Annual
Goldman Sachs
International 10/02/23 3.93 USD 249,492 (1,485,150)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.50% Semi-Annual
Goldman Sachs
International 10/13/23 3.50 USD 343,829 (6,496,207)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.25% Semi-Annual Citibank NA 10/13/23 4.25 USD 1,489,926 (14,654,361)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.05% Semi-Annual
Goldman Sachs
International 10/16/23 4.05 USD 765,005 (9,620,938)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.25% Semi-Annual Citibank NA 10/17/23 4.25 USD 685,759 (6,770,047)
2Yx2Y Interest Rate Swap
(a)
. 1-day SOFR Annual 3.30% Annual
Goldman Sachs
International 10/19/23 3.30 USD 143,045 (648,724)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.75% Semi-Annual Citibank NA 11/14/23 4.75 USD 598,465 (2,761,448)
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.90% Semi-Annual Citibank NA 11/30/23 3.90 USD 80,732 (923,633)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.90% Semi-Annual Citibank NA 12/01/23 3.90 USD 486,800 (6,712,133)
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.90% Semi-Annual
JPMorgan Chase
Bank NA 12/13/23 3.90 USD 80,790 (946,973)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.60% Semi-Annual
Morgan Stanley & Co.
International plc 12/14/23 3.60 USD 127,090 (2,340,946)
10-Year Interest Rate Swap
(a)
1-day TONAR Annual 1.00% Annual
Morgan Stanley & Co.
International plc 12/20/23 1.00 JPY 12,382,820 (515,157)
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.79% Semi-Annual
JPMorgan Chase
Bank NA 03/27/24 3.79 USD 732,656 (10,751,673)
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.31% Semi-Annual Barclays Bank plc 06/14/24 3.31 USD 78,035 (1,938,104)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.02% Semi-Annual
Goldman Sachs
International 03/16/26 3.02 USD 193,075 (10,526,816)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.12% Semi-Annual
Goldman Sachs
International 03/16/26 3.12 USD 168,630 (8,610,728)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.05% Semi-Annual UBS AG 05/04/26 3.05 USD 84,807 (4,584,046)
(110,788,866)
$ (135,966,804)
(a)
Forward settling swaption.

2023
BlackRock Semi-Annual Report to Shareholders
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Strategic Income Opportunities Portfolio

Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
iTraxx Europe Crossover Index Series 38.V1 . 5.00 % Quarterly 12/20/27 EUR 12,765 $ (700,078) $ (507,968) $ (192,110)
Markit CDX North American High Yield Index
Series 39.V2 ..................... 5.00 Quarterly 12/20/27 USD 44,767 (1,493,662) (520,434) (973,228)
Markit CDX North American Investment Grade
Index Series 39.V1 ................ 1.00 Quarterly 12/20/27 USD 58,347 (869,095) (761,337) (107,758)
iTraxx Asia ex-Japan Investment Grade Index
Series 39.V1 ..................... 1.00 Quarterly 06/20/28 USD 15,825 114,623 214,814 (100,191)
iTraxx Europe Crossover Index Series 39.V1 . 5.00 Quarterly 06/20/28 EUR 142,859 (6,411,792) (3,718,625) (2,693,167)
iTraxx Europe Main Index Series 39.V1 ..... 1.00 Quarterly 06/20/28 EUR 39,536 (521,803) (402,324) (119,479)
iTraxx Europe Senior Financials Index Series
39.V1 ......................... 1.00 Quarterly 06/20/28 EUR 123,968 (932,771) 1,643,582 (2,576,353)
iTraxx Europe Subordinated Financials Index
Series 39.V1 ..................... 1.00 Quarterly 06/20/28 EUR 55,882 1,600,414 3,626,194 (2,025,780)
Markit CDX North American Investment Grade
Index Series 40.V1 ................ 1.00 Quarterly 06/20/28 USD 842,470 (12,836,692) (10,429,452) (2,407,240)
$ (22,050,856) $ (10,855,550) $ (11,195,306)
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
40.V1 ........... 5.00 % Quarterly 06/20/28 B+ USD 444,487 $ 13,093,745 $ 4,040,542 $ 9,053,203
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
5.09% At Termination 1-day EFFR At Termination N/A 07/26/23 USD 2,921,342 $ 393,019 $ — $ 393,019
1-day EFFR At Termination 5.28% At Termination 07/26/23
(a)
09/20/23 USD 983,938 (42,851) — (42,851)
1-day EFFR At Termination 5.28% At Termination 07/26/23
(a)
09/20/23 USD 975,437 (46,978) — (46,978)
1-day SOFR At Termination 4.40% At Termination N/A 02/13/24 USD 3,922,503 (33,194,364) — (33,194,364)
3.75% At Termination 1-day SOFR At Termination N/A 02/13/24 USD 1,961,252 29,091,924 — 29,091,924
28-day MXIBTIIE Monthly 4.68% Monthly N/A 02/27/24 MXN 993,264 (2,583,810) — (2,583,810)
28-day MXIBTIIE Monthly 4.86% Monthly N/A 03/01/24 MXN 993,264 (2,509,977) — (2,509,977)
1-day SOFR Annual 4.66% Annual N/A 03/07/24 USD 953,853 (6,058,145) — (6,058,145)
1-day SOFR Annual 4.66% Annual N/A 03/08/24 USD 1,430,518 (9,112,197) — (9,112,197)
3.61% Annual 1-day SOFR Annual N/A 03/08/24 USD 1,159,987 19,314,118 23,476 19,290,642
1-day SOFR At Termination 4.50% At Termination N/A 03/09/24 USD 1,988,333 (15,926,475) — (15,926,475)
1-day SOFR Annual 4.66% Annual N/A 03/18/24 USD 1,926,196 (12,710,069) — (12,710,069)
3.61% Annual 1-day SOFR Annual N/A 03/19/24 USD 342,756 5,762,061 26,859 5,735,202
1-day SONIA At Termination 3.22% At Termination N/A 04/03/24 GBP 1,975,043 (57,537,456) — (57,537,456)
2.47% At Termination 1-day SONIA At Termination N/A 04/03/24 GBP 987,522 37,793,086 — 37,793,086
6-mo. EURIBOR Semi-Annual 1.75% At Termination N/A 05/04/24 EUR 2,904,724 (67,733,262) — (67,733,262)
1.00% At Termination 6-mo. EURIBOR Semi-Annual N/A 05/04/24 EUR 1,452,362 45,437,172 — 45,437,172
3.56% Annual 1-day SOFR Annual N/A 06/28/24 USD 267,946 4,646,489 43,511 4,602,978
3-mo. CD_KSDA Quarterly 3.87% Quarterly 07/03/23
(a)
07/03/24 KRW 161,056,480 — — —
1-day SOFR At Termination 4.46% At Termination 07/12/23
(a)
07/12/24 USD 1,936,779 (16,792,585) — (16,792,585)
3.55% Annual 1-day SOFR Annual N/A 07/13/24 USD 246,525 5,889,604 46,293 5,843,311

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3.57% Annual 1-day SOFR Annual N/A 07/16/24 USD 363,491 $ 8,563,252 $ (6,570) $ 8,569,822
3.56% Annual 1-day SOFR Annual N/A 07/20/24 USD 360,069 8,625,903 17,559 8,608,344
3.56% Annual 1-day SOFR Annual N/A 07/23/24 USD 479,100 11,494,299 22,486 11,471,813
3.56% Annual 1-day SOFR Annual N/A 08/12/24 USD 356,321 8,793,255 (22,441) 8,815,696
3.56% Annual 1-day SOFR Annual N/A 08/13/24 USD 604,646 14,941,517 (41,665) 14,983,182
3.53% Annual 1-day SOFR Annual N/A 08/27/24 USD 678,054 17,459,376 122,824 17,336,552
1-day SONIA At Termination 4.26% At Termination 09/06/23
(a)
09/06/24 GBP 551,110 (13,043,456) — (13,043,456)
3.51% Annual 1-day SOFR Annual N/A 10/20/24 USD 262,263 7,515,870 8,443 7,507,427
3.50% Annual 1-day SOFR Annual N/A 10/25/24 USD 521,289 15,119,467 65,782 15,053,685
3.48% Annual 1-day SOFR Annual N/A 11/26/24 USD 426,986 12,774,105 59,773 12,714,332
3.46% Annual 1-day SOFR Annual N/A 12/06/24 USD 560,589 17,049,114 188,457 16,860,657
1-day SOFR At Termination 4.59% At Termination 12/14/23
(a)
12/14/24 USD 1,865,764 (6,985,999) (774) (6,985,225)
3-mo. BBR Quarterly 4.70% Semi-Annual 12/20/23
(a)
12/20/24 NZD 191,595 (1,020,335) — (1,020,335)
4.04% Quarterly 3-mo. BBR Quarterly 12/20/23
(a)
12/20/24 AUD 166,050 624,530 — 624,530
0.27% Annual 1-day TONAR Annual N/A 01/05/25 JPY 5,762,700 (204,259) — (204,259)
0.23% Annual 1-day TONAR Annual N/A 01/11/25 JPY 4,977,810 (145,257) — (145,257)
0.24% Annual 1-day TONAR Annual N/A 01/19/25 JPY 25,150,650 (743,348) — (743,348)
0.21% Annual 1-day TONAR Annual N/A 02/03/25 JPY 3,760,032 (93,403) — (93,403)
0.20% Annual 1-day TONAR Annual N/A 02/03/25 JPY 3,760,032 (90,794) — (90,794)
28-day MXIBTIIE Monthly 9.80% Monthly N/A 02/04/25 MXN 996,835 (343,364) — (343,364)
28-day MXIBTIIE Monthly 9.90% Monthly N/A 02/05/25 MXN 3,745,186 (942,908) — (942,908)
28-day MXIBTIIE Monthly 9.92% Monthly N/A 02/05/25 MXN 1,804,542 (423,023) — (423,023)
28-day MXIBTIIE Monthly 9.95% Monthly N/A 02/07/25 MXN 4,205,317 (834,470) — (834,470)
3.80% Quarterly 3-mo. BBR Quarterly N/A 02/09/25 AUD 144,870 1,100,403 — 1,100,403
3-mo. BBR Quarterly 4.94% Semi-Annual N/A 02/10/25 NZD 161,110 62,880 — 62,880
1-day SOFR Annual 2.60% Annual N/A 02/17/25 USD 988,820 (45,736,236) — (45,736,236)
1-day SOFR Annual 2.70% Annual N/A 02/17/25 USD 988,820 (43,838,614) — (43,838,614)
2.00% Annual 1-day SOFR Annual N/A 02/17/25 USD 278,159 16,068,655 — 16,068,655
1-day SOFR Annual 4.03% Annual N/A 03/10/25 USD 1,999,163 (36,778,689) — (36,778,689)
1-day ESTR At Termination 3.58% At Termination 03/11/24
(a)
03/11/25 EUR 184,390 (88,203) — (88,203)
3.58% At Termination 1-day ESTR At Termination 03/11/24
(a)
03/11/25 EUR 7,440 3,559 (42,510) 46,069
2.12% At Termination 1-day SARON At Termination 03/11/24
(a)
03/11/25 CHF 171,400 (139,047) — (139,047)
3-mo. JIBAR Quarterly 7.20% Quarterly 03/20/24
(a)
03/20/25 ZAR 2,163,835 (1,240,289) — (1,240,289)
2.79% Annual 1-day SOFR Annual N/A 04/26/25 USD 455,000 18,500,601 — 18,500,601
2.80% Annual 1-day SOFR Annual N/A 05/11/25 USD 145,000 5,793,119 — 5,793,119
2.60% Annual 1-day SOFR Annual N/A 05/16/25 USD 150,000 6,519,699 — 6,519,699
9.84% Monthly 28-day MXIBTIIE Monthly N/A 05/16/25 MXN 1,529,428 104,166 — 104,166
1-day SONIA Annual 4.50% Annual N/A 05/18/25 GBP 25,720 (856,025) (21,620) (834,405)
4.62% Annual 3-mo. PRIBOR Quarterly 06/19/24
(a)
06/19/25 CZK 4,798,840 (81,605) — (81,605)
1-day SONIA At Termination 5.66% At Termination 06/21/24
(a)
06/21/25 GBP 48,546 (128,732) — (128,732)
1-day SONIA At Termination 5.64% At Termination 06/24/24
(a)
06/24/25 GBP 24,280 (67,445) — (67,445)
1-day SONIA At Termination 5.75% At Termination 06/28/24
(a)
06/28/25 GBP 24,280 (35,016) — (35,016)
1-day ESTR At Termination 3.30% At Termination 07/02/24
(a)
07/02/25 EUR 288,460 (284,588) (25,408) (259,180)
1-day ESTR At Termination 3.40% At Termination 07/02/24
(a)
07/02/25 EUR 288,330 11,358 11,358 —
4.19% Annual 1-day SOFR Annual N/A 09/28/25 USD 292,000 3,533,975 — 3,533,975
4.51% Annual 1-day SOFR Annual N/A 11/07/25 USD 800,000 2,874,584 — 2,874,584
4.45% Annual 1-day SOFR Annual N/A 11/08/25 USD 400,000 2,072,621 — 2,072,621
1-day SOFR Annual 3.88% Annual N/A 12/12/25 USD 265,000 (5,592,367) — (5,592,367)
1-day SOFR Annual 3.75% Annual N/A 12/15/25 USD 251,214 (6,199,113) — (6,199,113)
1-day SOFR Annual 3.93% Annual N/A 12/15/25 USD 270,000 (5,283,557) — (5,283,557)
1-day SOFR Annual 3.78% Annual N/A 12/19/25 USD 589,000 (14,078,951) — (14,078,951)
1-day SOFR Annual 3.81% Annual N/A 12/19/25 USD 613,023 (14,095,787) — (14,095,787)
1-day SOFR Annual 3.70% Annual N/A 01/20/26 USD 472,000 (11,964,422) — (11,964,422)
4.33% Annual 1-day SOFR Annual N/A 02/22/26 USD 511,600 3,376,328 — 3,376,328
4.46% Annual 1-day SOFR Annual N/A 03/02/26 USD 272,500 753,517 — 753,517
4.47% Annual 1-day SOFR Annual N/A 03/02/26 USD 272,000 646,441 — 646,441
1-day SONIA At Termination 3.60% At Termination 03/17/25
(a)
03/17/26 GBP 43,120 (765,767) (2,245) (763,522)
1-day SONIA At Termination 3.75% At Termination 03/17/25
(a)
03/17/26 GBP 17,910 (288,069) 35,769 (323,838)
3.72% Annual 1-day SOFR Annual N/A 03/17/26 USD 270,000 6,231,922 — 6,231,922
1-day SONIA At Termination 3.57% At Termination 03/31/25
(a)
03/31/26 GBP 209,980 (3,723,518) — (3,723,518)

2023
BlackRock Semi-Annual Report to Shareholders
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Strategic Income Opportunities Portfolio

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SONIA At Termination 3.70% At Termination 03/31/25
(a)
03/31/26 GBP 21,560 $ (351,310) $ — $ (351,310)
1-day SONIA At Termination 3.46% At Termination 04/07/25
(a)
04/07/26 GBP 805,100 (15,073,758) 30,641 (15,104,399)
1-day SONIA Annual 4.29% Annual N/A 04/28/26 GBP 44,320 (2,076,787) — (2,076,787)
3.64% Annual 1-day SOFR Annual N/A 05/02/26 USD 54,560 1,267,855 — 1,267,855
1-day SONIA Annual 4.26% Annual N/A 05/15/26 GBP 26,706 (1,285,928) (179) (1,285,749)
3.15% Annual 1-day SOFR Annual N/A 05/27/26 USD 533,651 18,909,534 524,839 18,384,695
3-mo. CD_KSDA Quarterly 3.19% Quarterly 09/20/23
(a)
09/20/26 KRW 103,055,007 (891,040) — (891,040)
3-mo. CD_KSDA Quarterly 3.19% Quarterly 09/20/23
(a)
09/20/26 KRW 76,171,092 (654,489) — (654,489)
3-mo. CD_KSDA Quarterly 3.33% Quarterly 09/20/23
(a)
09/20/26 KRW 39,807,024 (221,882) — (221,882)
3-mo. CD_KSDA Quarterly 3.38% Quarterly 09/20/23
(a)
09/20/26 KRW 55,839,533 (246,235) — (246,235)
3-mo. CD_KSDA Quarterly 3.38% Quarterly 09/20/23
(a)
09/20/26 KRW 39,812,996 (176,850) — (176,850)
3-mo. CD_KSDA Quarterly 3.38% Quarterly 09/20/23
(a)
09/20/26 KRW 39,812,996 (178,996) — (178,996)
3-mo. CD_KSDA Quarterly 3.38% Quarterly 09/20/23
(a)
09/20/26 KRW 55,839,533 (255,866) — (255,866)
3-mo. CD_KSDA Quarterly 3.39% Quarterly 09/20/23
(a)
09/20/26 KRW 55,831,157 (240,179) — (240,179)
1-day SOFR Annual 4.03% Annual N/A 03/07/27 USD 464,406 (3,619,927) — (3,619,927)
1-day SOFR Annual 3.47% Annual 03/10/25
(a)
03/10/27 USD 200,466 158,306 — 158,306
1-day SONIA At Termination 3.45% At Termination 03/16/26
(a)
03/16/27 GBP 98,090 (1,098,261) 113,312 (1,211,573)
28-day MXIBTIIE Monthly 7.49% Monthly N/A 04/14/27 MXN 1,412,000 (3,140,201) — (3,140,201)
1-day SOFR Annual 3.98% Annual N/A 10/06/27 USD 482,431 (2,944,306) — (2,944,306)
28-day MXIBTIIE Monthly 8.42% Monthly N/A 01/20/28 MXN 899,029 (59,052) — (59,052)
1-day SONIA At Termination 3.18% At Termination 01/26/27
(a)
01/26/28 GBP 101,220 (919,805) 2,991 (922,796)
1-day SONIA At Termination 3.18% At Termination 02/10/27
(a)
02/10/28 GBP 694,015 (6,144,206) — (6,144,206)
28-day MXIBTIIE Monthly 8.35% Monthly N/A 04/28/28 MXN 500,719 (13,710) — (13,710)
4.64% Annual 1-day SONIA Annual N/A 05/26/28 GBP 48,910 1,248,265 — 1,248,265
1-day SONIA Annual 4.86% Annual N/A 06/20/28 GBP 124,190 (1,637,223) — (1,637,223)
6-mo. PRIBOR Semi-Annual 4.32% Annual 09/20/23
(a)
09/20/28 CZK 1,121,830 32,243 — 32,243
6-mo. PRIBOR Semi-Annual 4.54% Annual 09/20/23
(a)
09/20/28 CZK 961,351 463,294 — 463,294
5.70% Annual 6-mo. WIBOR Semi-Annual 09/20/23
(a)
09/20/28 PLN 155,411 (1,337,687) — (1,337,687)
2.92% Annual 1-day SOFR Annual N/A 02/16/29 USD 180,919 9,556,606 500,105 9,056,501
0.02% Annual 6-mo. EURIBOR Semi-Annual N/A 08/26/31 EUR 157,050 38,787,135 — 38,787,135
1-day SOFR Annual 3.79% Annual N/A 10/14/31 USD 197,460 1,281,178 — 1,281,178
1-day SOFR Annual 3.79% Annual N/A 11/19/31 USD 251,205 1,627,372 — 1,627,372
1-day SOFR Annual 3.78% Annual N/A 01/28/32 USD 467,125 3,681,374 — 3,681,374
2.38% Annual 1-day SOFR Annual N/A 04/08/32 USD 43,962 4,228,040 — 4,228,040
2.60% Annual 1-day SOFR Annual N/A 05/26/32 USD 53,426 4,104,112 — 4,104,112
6-mo. EURIBOR Semi-Annual 2.44% Annual 07/14/27
(a)
07/14/32 EUR 41,846 (485,843) — (485,843)
1-day SOFR Annual 3.47% Annual N/A 10/04/32 USD 223,490 (3,508,097) — (3,508,097)
1-day SOFR Annual 3.42% Annual N/A 10/05/32 USD 103,240 (2,077,672) — (2,077,672)
1-day SOFR Annual 3.05% Annual N/A 10/28/32 USD 249,920 (12,862,931) — (12,862,931)
1-day SOFR Annual 2.88% Annual N/A 11/02/32 USD 250,132 (16,481,044) — (16,481,044)
1-day SOFR Annual 2.92% Annual N/A 11/04/32 USD 249,476 (15,587,436) — (15,587,436)
1-day SOFR Annual 2.90% Annual N/A 11/15/32 USD 400,986 (25,638,983) — (25,638,983)
1-day SOFR Annual 3.20% Annual N/A 11/28/32 USD 239,768 (9,178,263) — (9,178,263)
1-day ESTR Annual 2.34% Annual 01/19/28
(a)
01/19/33 EUR 150,420 (1,398,119) — (1,398,119)
6-mo. BBR Semi-Annual 4.15% Semi-Annual N/A 02/09/33 AUD 33,640 (384,631) — (384,631)
4.25% Semi-Annual 3-mo. BBR Quarterly N/A 02/10/33 NZD 37,290 261,052 — 261,052
3-mo. BA Semi-Annual 3.30% Semi-Annual N/A 03/27/33 CAD 2,911 (98,316) 217 (98,533)
3-mo. BA Semi-Annual 3.35% Semi-Annual N/A 03/30/33 CAD 2,959 (90,362) (6,025) (84,337)
6-mo. EURIBOR Semi-Annual 2.96% Annual N/A 03/31/33 EUR 27,350 (137,926) 3,650 (141,576)
1.91% Annual 1-day SARON Annual N/A 03/31/33 CHF 24,490 (374,684) 24,830 (399,514)
3-mo. BA Semi-Annual 3.28% Semi-Annual N/A 04/25/33 CAD 8,753 (297,063) (28,484) (268,579)
3-mo. BA Semi-Annual 3.44% Semi-Annual N/A 05/09/33 CAD 2,967 (68,671) — (68,671)
1-day SOFR Annual 3.14% Annual 05/12/28
(a)
05/12/33 USD 279,328 17,934 — 17,934
3-mo. BA Semi-Annual 3.36% Semi-Annual N/A 05/12/33 CAD 3,014 (84,396) (174) (84,222)
3-mo. BA Semi-Annual 3.43% Semi-Annual N/A 05/15/33 CAD 9,032 (213,398) (43,420) (169,978)
3-mo. BA Semi-Annual 3.77% Semi-Annual N/A 05/30/33 CAD 3,076 (5,276) (1,442) (3,834)
3-mo. BA Semi-Annual 3.68% Semi-Annual N/A 05/31/33 CAD 3,110 (22,836) — (22,836)
3-mo. BA Semi-Annual 3.68% Semi-Annual N/A 06/01/33 CAD 2,857 (21,533) — (21,533)
3-mo. BA Semi-Annual 3.92% Semi-Annual N/A 06/13/33 CAD 573 4,535 — 4,535
0.58% Annual 1-day TONAR Annual N/A 06/23/33 JPY 1,213,650 16,088 — 16,088

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SONIA Annual 3.44% Annual 06/26/28
(a)
06/26/33 GBP 7,790 $ (17,686) $ — $ (17,686)
3-mo. BA Semi-Annual 3.85% Semi-Annual N/A 06/29/33 CAD 2,797 10,913 — 10,913
3.24% Annual 1-day SOFR Annual 08/09/23
(a)
08/09/33 USD 122,861 2,930,924 — 2,930,924
3-mo. JIBAR Quarterly 9.90% Quarterly 09/20/23
(a)
09/20/33 ZAR 550,000 428,632 — 428,632
3-mo. JIBAR Quarterly 9.90% Quarterly 09/20/23
(a)
09/20/33 ZAR 275,000 215,248 — 215,248
3-mo. JIBAR Quarterly 9.92% Quarterly 09/20/23
(a)
09/20/33 ZAR 275,000 235,286 — 235,286
3.24% Annual 1-day SOFR Annual 07/01/25
(a)
07/01/35 USD 19,090 (42,553) 9,848 (52,401)
2.93% Annual 1-day SOFR Annual N/A 11/26/41 USD 32,045 2,571,772 (42,386) 2,614,158
2.67% Annual 6-mo. EURIBOR Semi-Annual N/A 02/04/48 EUR 2,740 9,780 — 9,780
2.81% Annual 6-mo. EURIBOR Semi-Annual 09/11/23
(a)
08/15/48 EUR 15,355 (477,927) — (477,927)
2.81% Annual 1-day SOFR Annual N/A 01/25/51 USD 62,463 5,301,286 (872,040) 6,173,326
2.81% Annual 1-day SOFR Annual N/A 01/28/51 USD 111,429 9,428,945 (1,562,436) 10,991,381
2.80% Annual 1-day SOFR Annual N/A 02/01/51 USD 65,177 5,627,020 (792,444) 6,419,464
2.80% Annual 1-day SOFR Annual N/A 02/04/51 USD 37,194 3,200,700 (454,456) 3,655,156
2.80% Annual 1-day SOFR Annual N/A 02/05/51 USD 38,392 3,303,710 (469,056) 3,772,766
2.80% Annual 1-day SOFR Annual N/A 02/22/51 USD 15,576 1,325,792 (802,661) 2,128,453
2.80% Annual 1-day SOFR Annual N/A 05/27/51 USD 62,621 4,935,074 (3,301,337) 8,236,411
2.80% Annual 1-day SOFR Annual N/A 06/07/51 USD 19,517 1,526,790 (1,030,765) 2,557,555
2.79% Annual 1-day SOFR Annual N/A 01/21/52 USD 153,727 13,240,367 (8,279,553) 21,519,920
0.88% Annual 1-day TONAR Annual N/A 05/23/52 JPY 88,583 25,056 — 25,056
0.85% Annual 1-day TONAR Annual N/A 05/26/52 JPY 73,043 24,592 — 24,592
0.79% Annual 1-day TONAR Annual N/A 05/27/52 JPY 73,043 32,202 — 32,202
0.99% Annual 1-day TONAR Annual N/A 07/26/52 JPY 229,295 6,958 — 6,958
1-day TONAR Annual 1.11% Annual N/A 09/12/52 JPY 173,705 30,061 — 30,061
1-day TONAR Annual 1.13% Annual N/A 09/12/52 JPY 173,705 37,636 — 37,636
2.27% Annual 6-mo. EURIBOR Semi-Annual N/A 03/04/53 EUR 4,700 301,713 — 301,713
3.37% Semi-Annual 3-mo. BA Semi-Annual N/A 03/27/53 CAD 1,262 35,604 (220) 35,824
3.40% Semi-Annual 3-mo. BA Semi-Annual N/A 03/30/53 CAD 1,282 30,577 3,307 27,270
1-day SARON Annual 1.86% Annual N/A 03/31/53 CHF 9,960 425,696 (26,013) 451,709
2.51% Annual 6-mo. EURIBOR Semi-Annual N/A 03/31/53 EUR 11,160 98,942 (3,759) 102,701
3.32% Semi-Annual 3-mo. BA Semi-Annual N/A 04/25/53 CAD 3,793 128,812 23,251 105,561
3.48% Semi-Annual 3-mo. BA Semi-Annual N/A 05/09/53 CAD 1,286 12,821 — 12,821
3.38% Semi-Annual 3-mo. BA Semi-Annual N/A 05/12/53 CAD 1,306 32,962 (1,082) 34,044
3.44% Semi-Annual 3-mo. BA Semi-Annual N/A 05/15/53 CAD 3,914 62,033 17,319 44,714
3.66% Semi-Annual 3-mo. BA Semi-Annual N/A 05/30/53 CAD 1,333 (21,359) 3,962 (25,321)
3.58% Semi-Annual 3-mo. BA Semi-Annual N/A 05/31/53 CAD 1,348 (6,260) — (6,260)
3.56% Semi-Annual 3-mo. BA Semi-Annual N/A 06/01/53 CAD 1,242 (2,974) — (2,974)
3.77% Semi-Annual 3-mo. BA Semi-Annual N/A 06/13/53 CAD 248 (7,865) — (7,865)
2.49% Annual 1-day SOFR Annual 06/15/43
(a)
06/15/53 USD 4,059 (13,093) — (13,093)
3.64% Semi-Annual 3-mo. BA Semi-Annual N/A 06/29/53 CAD 1,217 (16,594) — (16,594)
$ (92,411,498) $ (15,950,303) $ (76,461,195)
(a)
Forward swap.
Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
2.27% At Termination
Harmonised Index
of Consumer Prices ex.
Tobacco All Items Monthly At Termination 01/15/28 EUR 24,995 $ 325,487 $ 20,181 $ 305,306
2.56% At Termination
Harmonised Index
of Consumer Prices ex.
Tobacco All Items Monthly At Termination 06/15/28 EUR 34,150 (150,797) — (150,797)

2023
BlackRock Semi-Annual Report to Shareholders
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Strategic Income Opportunities Portfolio

Centrally Cleared Inflation Swaps (continued)
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.69% At Termination 08/15/32 EUR 30,405 $ (515,857) $ — $ (515,857)
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.29% At Termination 01/15/33 EUR 24,465 (547,857) (53,095) (494,762)
2.44% At Termination
Harmonised Index
of Consumer Prices ex.
Tobacco All Items Monthly At Termination 05/15/33 EUR 14,935 61,598 5,164 56,434
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.56% At Termination 06/15/33 EUR 33,250 223,580 — 223,580
2.53% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 06/28/33 USD 1,883 2,716 — 2,716
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.57% At Termination 05/15/38 EUR 8,118 18,979 — 18,979
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.60% At Termination 05/15/43 EUR 15,095 (48,644) 11,115 (59,759)
$ (630,795) $ (16,635) $ (614,160)
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
KB Home ............... 5.00 % Quarterly JPMorgan Chase Bank NA 12/20/23 USD 5,714 $ (133,809) $ (45,364) $ (88,445)
Realogy Group LLC ........ 5.00 Quarterly JPMorgan Chase Bank NA 12/20/23 USD 2,856 (7,931) (2,650) (5,281)
RR Donnelley & Sons Co. .... 5.00 Quarterly JPMorgan Chase Bank NA 12/20/23 USD 2,860 (46,116) 13,725 (59,841)
Staples, Inc. ............. 5.00 Quarterly Morgan Stanley & Co. International plc 12/20/23 USD 1,555 13,279 10,271 3,008
Beazer Homes USA, Inc. .... 5.00 Quarterly Barclays Bank plc 06/20/24 USD 2,265 (98,128) (29,467) (68,661)
Beazer Homes USA, Inc. .... 5.00 Quarterly BNP Paribas SA 06/20/24 USD 2,500 (108,309) (28,718) (79,591)
Beazer Homes USA, Inc. .... 5.00 Quarterly BNP Paribas SA 06/20/24 USD 2,500 (108,309) (30,990) (77,319)
Pitney Bowes, Inc. ......... 1.00 Quarterly Barclays Bank plc 06/20/24 USD 750 36,370 48,967 (12,597)
Pitney Bowes, Inc. ......... 1.00 Quarterly Barclays Bank plc 06/20/24 USD 2,370 114,930 150,448 (35,518)
Staples, Inc. ............. 5.00 Quarterly Barclays Bank plc 06/20/24 USD 1,000 36,776 57,201 (20,425)
Staples, Inc. ............. 5.00 Quarterly Goldman Sachs International 06/20/24 USD 1,160 42,660 56,082 (13,422)
Tenet Healthcare Corp. ...... 5.00 Quarterly Barclays Bank plc 06/20/24 USD 2,483 (110,362) (5,692) (104,670)
Tenet Healthcare Corp. ...... 5.00 Quarterly Goldman Sachs International 06/20/24 USD 2,750 (122,229) (19,338) (102,891)
Tenet Healthcare Corp. ...... 5.00 Quarterly Goldman Sachs International 06/20/24 USD 2,785 (123,785) (19,622) (104,163)
Tenet Healthcare Corp. ...... 5.00 Quarterly Goldman Sachs International 06/20/24 USD 2,347 (104,317) (6,509) (97,808)
Tenet Healthcare Corp. ...... 5.00 Quarterly Goldman Sachs International 06/20/24 USD 2,750 (122,229) (19,338) (102,891)
Tenet Healthcare Corp. ...... 5.00 Quarterly JPMorgan Chase Bank NA 06/20/24 USD 1,000 (44,447) (2,684) (41,763)
Xerox Corp. ............. 1.00 Quarterly BNP Paribas SA 06/20/24 USD 1,925 6,529 35,773 (29,244)
Avis Budget Car Rental LLC .. 5.00 Quarterly JPMorgan Chase Bank NA 12/20/24 USD 2,960 (154,388) 73,302 (227,690)
Avis Budget Car Rental LLC .. 5.00 Quarterly JPMorgan Chase Bank NA 12/20/24 USD 1,500 (82,219) 37,146 (119,365)
Boeing Co. (The) .......... 1.00 Quarterly BNP Paribas SA 12/20/24 USD 4,760 (33,333) (28,024) (5,309)
Boeing Co. (The) .......... 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/24 USD 11,875 (83,158) (41,430) (41,728)
Caterpillar, Inc. ........... 1.00 Quarterly Goldman Sachs International 12/20/24 USD 7,750 (98,243) (58,795) (39,448)
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/24 USD 7,752 (68,629) 56,715 (125,344)
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/24 USD 12,809 (113,399) 95,531 (208,930)
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/24 USD 12,810 (113,408) 95,539 (208,947)
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/24 USD 17,930 (158,736) 131,179 (289,915)
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/24 USD 12,807 (113,382) 93,698 (207,080)
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/24 USD 12,810 (113,408) 95,539 (208,947)
Vue International Bidco plc ... 5.00 Quarterly Goldman Sachs International 12/20/24 EUR 1,140 167,988 67,933 100,055

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Ally Financial, Inc. ......... 5.00 % Quarterly Citibank NA 06/20/25 USD 880 $ (48,782) $ (37,445) $ (11,337)
Ally Financial, Inc. ......... 5.00 Quarterly Citibank NA 06/20/25 USD 1,320 (73,173) (56,158) (17,015)
Avis Budget Car Rental LLC .. 5.00 Quarterly JPMorgan Chase Bank NA 06/20/25 USD 4,370 (281,813) 214,490 (496,303)
Electricite de France SA ..... 1.00 Quarterly Citibank NA 06/20/25 EUR 11,330 (98,303) (45,672) (52,631)
Macy's Retail Holdings LLC ... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 1,000 (1,554) 95,873 (97,427)
Pitney Bowes, Inc. ......... 1.00 Quarterly Citibank NA 06/20/25 USD 1,625 240,273 281,104 (40,831)
Pitney Bowes, Inc. ......... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 2,000 295,721 413,214 (117,493)
Simon Property Group LP .... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 1,010 (11,062) 32,718 (43,780)
Simon Property Group LP .... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 1,190 (13,034) 50,644 (63,678)
Simon Property Group LP .... 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/25 USD 4,300 (47,096) 142,434 (189,530)
Southwest Airlines Co. ...... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 3,750 (36,422) 88,180 (124,602)
Southwest Airlines Co. ...... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 2,825 (27,438) 33,748 (61,186)
Southwest Airlines Co. ...... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 2,825 (27,438) 36,284 (63,722)
Caterpillar, Inc. ........... 1.00 Quarterly Goldman Sachs International 12/20/26 USD 7,110 (174,384) (146,344) (28,040)
General Electric Co. ........ 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/27 USD 2,139 (23,711) 33,549 (57,260)
General Electric Co. ........ 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/27 USD 1,601 (17,748) 26,815 (44,563)
General Electric Co. ........ 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/27 USD 1,601 (17,748) 26,815 (44,563)
Koninklijke DSM NV ........ 1.00 Quarterly Barclays Bank plc 06/20/27 EUR 3,000 (90,427) (40,513) (49,914)
Koninklijke DSM NV ........ 1.00 Quarterly BNP Paribas SA 06/20/27 EUR 9,000 (271,282) (130,466) (140,816)
Naturgy Capital Markets SA ... 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/27 EUR 3,121 (55,940) (4,766) (51,174)
Naturgy Capital Markets SA ... 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/27 EUR 3,901 (69,925) (5,957) (63,968)
STMicroelectronics NV ...... 1.00 Quarterly Bank of America NA 06/20/27 EUR 2,933 (79,320) (68,081) (11,239)
STMicroelectronics NV ...... 1.00 Quarterly Bank of America NA 06/20/27 EUR 5,867 (158,640) (136,060) (22,580)
STMicroelectronics NV ...... 1.00 Quarterly Deutsche Bank AG 06/20/27 EUR 5,900 (159,541) (105,768) (53,773)
STMicroelectronics NV ...... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/27 EUR 5,900 (159,541) (88,331) (71,210)
STMicroelectronics NV ...... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/27 EUR 8,800 (237,959) (219,060) (18,899)
STMicroelectronics NV ...... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/27 EUR 5,900 (159,541) (107,279) (52,262)
Banco Santander SA ....... 1.00 Quarterly Bank of America NA 12/20/27 EUR 5,900 133,812 292,180 (158,368)
BASF SE ............... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/27 EUR 12,500 (235,192) 117,673 (352,865)
BASF SE ............... 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/27 EUR 3,133 (58,955) 60,914 (119,869)
BASF SE ............... 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/27 EUR 6,267 (117,910) 121,827 (239,737)
BMW Finance NV ......... 1.00 Quarterly Bank of America NA 12/20/27 EUR 6,267 (122,622) 56,685 (179,307)
BMW Finance NV ......... 1.00 Quarterly Goldman Sachs International 12/20/27 EUR 6,200 (121,317) 55,748 (177,065)
BMW Finance NV ......... 1.00 Quarterly Goldman Sachs International 12/20/27 EUR 3,133 (61,311) 27,122 (88,433)
BMW Finance NV ......... 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/27 EUR 6,200 (121,317) 47,147 (168,464)
BorgWarner, Inc. .......... 1.00 Quarterly BNP Paribas SA 12/20/27 USD 3,000 (48,397) 37,259 (85,656)
INEOS Group Holdings SA ... 5.00 Quarterly BNP Paribas SA 12/20/27 EUR 1,202 (149,106) (115,569) (33,537)
Intesa Sanpaolo SpA ....... 1.00 Quarterly BNP Paribas SA 12/20/27 EUR 5,600 272,713 404,340 (131,627)
NatWest Group plc ......... 1.00 Quarterly BNP Paribas SA 12/20/27 EUR 5,850 156,727 260,603 (103,876)
Pitney Bowes, Inc. ......... 1.00 Quarterly Bank of America NA 12/20/27 USD 1,620 562,333 387,504 174,829
Pitney Bowes, Inc. ......... 1.00 Quarterly Barclays Bank plc 12/20/27 USD 1,030 357,533 239,747 117,786
Pitney Bowes, Inc. ......... 1.00 Quarterly Citibank NA 12/20/27 USD 980 340,177 247,105 93,072
Pitney Bowes, Inc. ......... 1.00 Quarterly Citibank NA 12/20/27 USD 1,215 421,750 404,558 17,192
Pitney Bowes, Inc. ......... 1.00 Quarterly Citibank NA 12/20/27 USD 650 225,628 159,247 66,381
Pitney Bowes, Inc. ......... 1.00 Quarterly Goldman Sachs International 12/20/27 USD 1,030 357,533 239,881 117,652
Pitney Bowes, Inc. ......... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/27 USD 2,760 958,049 870,775 87,274
Simon Property Group LP .... 1.00 Quarterly Goldman Sachs International 12/20/27 USD 7,485 (38,101) 104,403 (142,504)
Simon Property Group LP .... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/27 USD 4,700 (23,925) 65,681 (89,606)
Standard Chartered plc ...... 1.00 Quarterly Barclays Bank plc 12/20/27 EUR 11,800 174,515 412,381 (237,866)
Stellantis NV ............. 5.00 Quarterly JPMorgan Chase Bank NA 12/20/27 EUR 9,150 (1,504,324) (957,361) (546,963)
Tesco plc ............... 1.00 Quarterly Goldman Sachs International 12/20/27 EUR 6,700 (65,593) 117,474 (183,067)
Tesco plc ............... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/27 EUR 16,700 (163,492) 249,152 (412,644)
UniCredit SpA ............ 1.00 Quarterly Goldman Sachs International 12/20/27 EUR 5,600 244,646 398,863 (154,217)
UniCredit SpA ............ 1.00 Quarterly JPMorgan Chase Bank NA 12/20/27 EUR 5,349 233,681 346,327 (112,646)
Xerox Corp. ............. 1.00 Quarterly Citibank NA 12/20/27 USD 1,050 96,202 109,701 (13,499)
Xerox Corp. ............. 1.00 Quarterly JPMorgan Chase Bank NA 12/20/27 USD 1,750 160,336 183,487 (23,151)
Aegon NV ............... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 7,200 (86,587) (67,453) (19,134)
Altice France SA .......... 5.00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 2,797 475,462 471,806 3,656
Altice France SA .......... 5.00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 8,390 1,426,215 1,415,249 10,966
BNP Paribas SA .......... 1.00 Quarterly Goldman Sachs International 06/20/28 EUR 19,850 317,479 781,986 (464,507)
Caterpillar, Inc. ........... 1.00 Quarterly Citibank NA 06/20/28 USD 11,800 (350,749) (297,260) (53,489)
Comcast Corp. ........... 1.00 Quarterly Goldman Sachs International 06/20/28 USD 49,710 (1,013,136) (797,993) (215,143)

2023
BlackRock Semi-Annual Report to Shareholders
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Strategic Income Opportunities Portfolio

OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Commerzbank AG ......... 1.00 % Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 11,450 $ 770,872 $ 958,684 $ (187,812)
Credit Agricole SA ......... 1.00 Quarterly BNP Paribas SA 06/20/28 EUR 15,000 (343,334) (138,292) (205,042)
Credit Suisse Group Finance
Guernsey Ltd. .......... 1.00 Quarterly Barclays Bank plc 06/20/28 EUR 6,975 (3,966) 403,025 (406,991)
Credit Suisse Group Finance
Guernsey Ltd. .......... 1.00 Quarterly BNP Paribas SA 06/20/28 EUR 4,131 (2,349) 185,272 (187,621)
Credit Suisse Group Finance
Guernsey Ltd. .......... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 3,488 (1,984) 192,698 (194,682)
Credit Suisse Group Finance
Guernsey Ltd. .......... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 29,800 (16,946) 1,059,578 (1,076,524)
Credit Suisse Group Finance
Guernsey Ltd. .......... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 6,050 (3,440) 339,620 (343,060)
Credit Suisse Group Finance
Guernsey Ltd. .......... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 3,623 (2,060) 216,293 (218,353)
Credit Suisse Group Finance
Guernsey Ltd. .......... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 3,487 (1,983) 185,001 (186,984)
CVS Health Corp. ......... 1.00 Quarterly Barclays Bank plc 06/20/28 USD 6,911 (124,050) (98,850) (25,200)
CVS Health Corp. ......... 1.00 Quarterly Barclays Bank plc 06/20/28 USD 55,376 (993,949) (787,915) (206,034)
CVS Health Corp. ......... 1.00 Quarterly Barclays Bank plc 06/20/28 USD 10,367 (186,075) (147,838) (38,237)
CVS Health Corp. ......... 1.00 Quarterly Barclays Bank plc 06/20/28 USD 6,911 (124,050) (98,559) (25,491)
CVS Health Corp. ......... 1.00 Quarterly Citibank NA 06/20/28 USD 49,780 (893,501) (754,090) (139,411)
CVS Health Corp. ......... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 USD 34,556 (620,249) (463,738) (156,511)
CVS Health Corp. ......... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 USD 17,278 (310,125) (247,532) (62,593)
Deutsche Bank AG ......... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 3,916 111,800 222,794 (110,994)
Deutsche Bank AG ......... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 3,496 99,809 188,231 (88,422)
Deutsche Bank AG ......... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 4,400 367,706 744,658 (376,952)
Deutsche Bank AG ......... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 10,488 299,427 564,694 (265,267)
Deutsche Bank AG ......... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 17,900 511,035 1,489,758 (978,723)
Eni SpA ................ 1.00 Quarterly Barclays Bank plc 06/20/28 EUR 21,750 (278,320) (149,753) (128,567)
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 06/20/28 USD 68,522 2,244,822 4,734,920 (2,490,098)
Ford Motor Co. ........... 5.00 Quarterly Morgan Stanley & Co. International plc 06/20/28 USD 4,995 (474,443) (245,846) (228,597)
ING Groep NV ............ 1.00 Quarterly Goldman Sachs International 06/20/28 EUR 17,975 343,135 392,647 (49,512)
Intrum AB ............... 5.00 Quarterly Goldman Sachs International 06/20/28 EUR 626 136,618 136,618 –
Lincoln National Corp. ...... 1.00 Quarterly Barclays Bank plc 06/20/28 USD 6,391 390,333 458,499 (68,166)
Lincoln National Corp. ...... 1.00 Quarterly Deutsche Bank AG 06/20/28 USD 6,391 390,333 431,341 (41,008)
Lincoln National Corp. ...... 1.00 Quarterly Deutsche Bank AG 06/20/28 USD 6,391 390,333 443,543 (53,210)
Lincoln National Corp. ...... 1.00 Quarterly Deutsche Bank AG 06/20/28 USD 6,391 390,333 418,809 (28,476)
Lincoln National Corp. ...... 1.00 Quarterly Deutsche Bank AG 06/20/28 USD 6,391 390,333 446,315 (55,982)
Lincoln National Corp. ...... 1.00 Quarterly Deutsche Bank AG 06/20/28 USD 6,391 390,333 424,239 (33,906)
Lincoln National Corp. ...... 1.00 Quarterly Deutsche Bank AG 06/20/28 USD 6,391 390,333 443,913 (53,580)
Lincoln National Corp. ...... 1.00 Quarterly Goldman Sachs International 06/20/28 USD 12,781 780,667 910,202 (129,535)
Lincoln National Corp. ...... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 USD 6,391 390,333 456,749 (66,416)
Lincoln National Corp. ...... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 USD 6,391 390,333 457,124 (66,791)
Lincoln National Corp. ...... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 USD 6,391 390,333 456,335 (66,002)
Lincoln National Corp. ...... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 USD 3,195 195,167 222,013 (26,846)
Lloyds Banking Group plc .... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 11,700 333,750 227,617 106,133
MetLife, Inc. ............. 1.00 Quarterly Barclays Bank plc 06/20/28 USD 9,250 27,116 64,368 (37,252)
MetLife, Inc. ............. 1.00 Quarterly Barclays Bank plc 06/20/28 USD 11,636 34,110 126,395 (92,285)
MetLife, Inc. ............. 1.00 Quarterly BNP Paribas SA 06/20/28 USD 4,060 11,902 30,322 (18,420)
MetLife, Inc. ............. 1.00 Quarterly Goldman Sachs International 06/20/28 USD 3,854 11,298 28,408 (17,110)
MetLife, Inc. ............. 1.00 Quarterly Goldman Sachs International 06/20/28 USD 9,636 28,246 63,549 (35,303)
MetLife, Inc. ............. 1.00 Quarterly Goldman Sachs International 06/20/28 USD 3,854 11,298 28,408 (17,110)
MetLife, Inc. ............. 1.00 Quarterly Goldman Sachs International 06/20/28 USD 3,854 11,298 28,581 (17,283)
MetLife, Inc. ............. 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 USD 3,854 11,298 41,867 (30,569)
MetLife, Inc. ............. 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 USD 5,781 16,947 50,071 (33,124)
Novafives SAS ........... 5.00 Quarterly Morgan Stanley & Co. International plc 06/20/28 EUR 1,080 29,095 15,453 13,642
Paramount Global ......... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 USD 5,500 313,568 242,749 70,819
Paramount Global ......... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 USD 5,785 329,817 255,328 74,489
Prudential Financial, Inc. ..... 1.00 Quarterly BNP Paribas SA 06/20/28 USD 9,285 17,761 40,370 (22,609)
Prudential Financial, Inc. ..... 1.00 Quarterly Citibank NA 06/20/28 USD 7,708 14,745 33,720 (18,975)
Prudential Financial, Inc. ..... 1.00 Quarterly Deutsche Bank AG 06/20/28 USD 3,854 7,373 18,490 (11,117)
Prudential Financial, Inc. ..... 1.00 Quarterly Deutsche Bank AG 06/20/28 USD 3,854 7,373 18,504 (11,131)

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Prudential Financial, Inc. ..... 1.00 % Quarterly Goldman Sachs International 06/20/28 USD 7,708 $ 14,745 $ 43,517 $ (28,772)
Prudential Financial, Inc. ..... 1.00 Quarterly Goldman Sachs International 06/20/28 USD 9,635 18,432 63,547 (45,115)
Prudential Financial, Inc. ..... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 USD 9,635 18,432 83,901 (65,469)
Republic of Colombia ....... 1.00 Quarterly Barclays Bank plc 06/20/28 USD 64,050 3,667,733 6,137,049 (2,469,316)
Republic of Colombia ....... 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/28 USD 21,620 1,238,039 1,264,651 (26,612)
Solvay SA ............... 1.00 Quarterly Barclays Bank plc 06/20/28 EUR 7,566 (79,240) 1,816 (81,056)
Solvay SA ............... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 35,525 (372,058) (103,367) (268,691)
Solvay SA ............... 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/28 EUR 11,025 (115,466) (64,791) (50,675)
Southwest Airlines Co. ...... 1.00 Quarterly Citibank NA 06/20/28 USD 9,240 (36,517) 92,464 (128,981)
UniCredit SpA ............ 1.00 Quarterly BNP Paribas SA 06/20/28 EUR 9,000 (3,001) 186,802 (189,803)
UniCredit SpA ............ 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 10,825 577,730 1,089,116 (511,386)
United Mexican States ...... 1.00 Quarterly Barclays Bank plc 06/20/28 USD 58,261 56,957 1,062,739 (1,005,782)
CMBX.NA.9.AAA .......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 6,955 13,270 87,936 (74,666)
CMBX.NA.9.AAA .......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 8,097 15,450 85,460 (70,010)
CMBX.NA.9.AAA .......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 14 27 158 (131)
CMBX.NA.9.BBB- ......... 3.00 Monthly Citigroup Global Markets, Inc. 09/17/58 USD 4,870 1,160,683 151,428 1,009,255
CMBX.NA.9.BBB- ......... 3.00 Monthly Goldman Sachs International 09/17/58 USD 1,456 347,013 105,670 241,343
CMBX.NA.9.BBB- ......... 3.00 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 1,674 398,970 85,094 313,876
CMBX.NA.9.BBB- ......... 3.00 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 1,421 338,672 72,233 266,439
CMBX.NA.6.AAA .......... 0.50 Monthly Deutsche Bank AG 05/11/63 USD 10 (2) (923) 921
CMBX.NA.6.AAA .......... 0.50 Monthly Deutsche Bank AG 05/11/63 USD 22 (5) (10,963) 10,958
$ – $ – $ –
$ 12,843,610 $ 33,714,482 $ (20,870,872)
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
AT&T, Inc. ........... 1.00 % Quarterly Citibank NA 12/20/23 BBB USD 17,800 $ 51,049 $ 40,227 $ 10,822
Casino Guichard Perrachon
SA ............. 5.00 Quarterly BNP Paribas SA 12/20/23 CC EUR 1,319 (1,328,527) (67,748) (1,260,779)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly
Credit Suisse
International 12/20/23 BB- EUR 6,500 130,978 (78,332) 209,310
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly
Credit Suisse
International 12/20/23 BB- EUR 6,553 132,046 (75,610) 207,656
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly
Goldman Sachs
International 12/20/23 BB- EUR 2,000 40,301 (22,381) 62,682
thyssenkrupp AG ...... 1.00 Quarterly
JPMorgan Chase Bank
NA 12/20/23 BB EUR 4,620 9,599 (48,738) 58,337
ADLER Real Estate AG . 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/24 CCC+ EUR 1,117 (154,206) (133,330) (20,876)
Telecom Italia SpA ..... 5.00 Quarterly Barclays Bank plc 12/20/24 B+ EUR 1,400 71,706 41,428 30,278
Sprint Communications LLC 5.00 Quarterly Barclays Bank plc 06/20/25 NR USD 1,033 88,588 76,755 11,833
Sprint Communications LLC 5.00 Quarterly Barclays Bank plc 06/20/25 NR USD 2,400 205,743 155,559 50,184
Sprint Communications LLC 5.00 Quarterly Barclays Bank plc 06/20/25 NR USD 2,200 188,607 162,688 25,919
Sprint Communications LLC 5.00 Quarterly Barclays Bank plc 06/20/25 NR USD 2,850 244,332 204,934 39,398
Virgin Media Finance plc . 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/25 B EUR 3,790 206,559 256,347 (49,788)
Altice France SA ...... 5.00 Quarterly Barclays Bank plc 12/20/25 B- EUR 2,797 (229,133) (55,116) (174,017)
Altice France SA ...... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 B- EUR 5,593 (458,265) (117,572) (340,693)
CCO Holdings LLC .... 5.00 Quarterly BNP Paribas SA 12/20/25 BB- USD 3,114 227,923 286,780 (58,857)
CCO Holdings LLC .... 5.00 Quarterly BNP Paribas SA 12/20/25 BB- USD 1,868 136,754 172,151 (35,397)
CCO Holdings LLC .... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB- USD 1,868 136,754 173,609 (36,855)
CCO Holdings LLC .... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB- USD 3,000 219,605 264,195 (44,590)
Virgin Media Finance plc . 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 B EUR 980 54,322 71,522 (17,200)

2023
BlackRock Semi-Annual Report to Shareholders
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Strategic Income Opportunities Portfolio

OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Vistra Operations Co. LLC 5.00 % Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB USD 4,408 $ 305,736 $ 193,012 $ 112,724
CMA CGM SA ........ 5.00 Quarterly
Credit Suisse
International 06/20/26 NR EUR 410 36,389 13,469 22,920
CMA CGM SA ........ 5.00 Quarterly
Goldman Sachs
International 06/20/26 NR EUR 310 27,513 18,148 9,365
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly BNP Paribas SA 06/20/26 BB- EUR 3,400 40,174 (178,966) 219,140
Vue International Bidco plc 5.00 Quarterly
Goldman Sachs
International 06/20/26 NR EUR 1,190 (189,557) (41,542) (148,015)
Vue International Bidco plc 5.00 Quarterly
Morgan Stanley & Co.
International plc 06/20/26 NR EUR 1,160 (184,705) (43,878) (140,827)
Intrum AB ........... 5.00 Quarterly
Credit Suisse
International 12/20/26 BB EUR 974 (157,224) 57,168 (214,392)
Intrum AB ........... 5.00 Quarterly
Credit Suisse
International 12/20/26 BB EUR 1,546 (249,509) 89,399 (338,908)
Intrum AB ........... 5.00 Quarterly
Credit Suisse
International 12/20/26 BB EUR 1,120 (180,770) 67,870 (248,640)
Intrum AB ........... 5.00 Quarterly
Goldman Sachs
International 12/20/26 BB EUR 1,680 (271,155) 110,843 (381,998)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly Bank of America NA 12/20/26 BB- EUR 1,140 (5,360) (35,073) 29,713
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly Barclays Bank plc 12/20/26 BB- EUR 970 (4,559) 30,134 (34,693)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly
Credit Suisse
International 12/20/26 BB- EUR 442 (2,080) 14,543 (16,623)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly
Credit Suisse
International 12/20/26 BB- EUR 1,400 (6,583) 43,365 (49,948)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly
Goldman Sachs
International 12/20/26 BB- EUR 722 (3,396) 20,269 (23,665)
K+S AG ............ 5.00 Quarterly
Credit Suisse
International 12/20/26 BBB- EUR 2,900 346,635 226,550 120,085
CMA CGM SA ........ 5.00 Quarterly Barclays Bank plc 06/20/27 NR EUR 110 10,649 2,775 7,874
CMA CGM SA ........ 5.00 Quarterly Barclays Bank plc 06/20/27 NR EUR 3,940 379,796 69,320 310,476
CMA CGM SA ........ 5.00 Quarterly
Credit Suisse
International 06/20/27 NR EUR 2,211 213,170 (69,548) 282,718
CMA CGM SA ........ 5.00 Quarterly
Credit Suisse
International 06/20/27 NR EUR 1,474 142,114 (47,456) 189,570
CMA CGM SA ........ 5.00 Quarterly
Credit Suisse
International 06/20/27 NR EUR 609 58,722 16,647 42,075
CMA CGM SA ........ 5.00 Quarterly
Goldman Sachs
International 06/20/27 NR EUR 1,474 142,114 (42,873) 184,987
CMA CGM SA ........ 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 NR EUR 2,104 202,815 184,269 18,546
CMA CGM SA ........ 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 NR EUR 163 15,691 4,727 10,964
CMA CGM SA ........ 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 NR EUR 575 55,468 17,023 38,445
CMA CGM SA ........ 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 NR EUR 612 59,008 18,110 40,898
Intrum AB ........... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 BB EUR 1,200 (213,632) (66,558) (147,074)
United Group BV ...... 5.00 Quarterly Barclays Bank plc 06/20/27 B EUR 2,930 (237,019) (143,957) (93,062)
United Group BV ...... 5.00 Quarterly BNP Paribas SA 06/20/27 B EUR 2,930 (237,019) (130,311) (106,708)
United Group BV ...... 5.00 Quarterly
Goldman Sachs
International 06/20/27 B EUR 1,750 (141,563) (145,950) 4,387
United Group BV ...... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 B EUR 2,930 (237,019) (161,905) (75,114)
ADLER Real Estate AG . 5.00 Quarterly Bank of America NA 12/20/27 CCC+ EUR 631 (157,497) (132,192) (25,305)
ADLER Real Estate AG . 5.00 Quarterly Bank of America NA 12/20/27 CCC+ EUR 545 (136,128) (114,258) (21,870)
ADLER Real Estate AG . 5.00 Quarterly Barclays Bank plc 12/20/27 CCC+ EUR 379 (94,668) (77,972) (16,696)
ADLER Real Estate AG . 5.00 Quarterly Barclays Bank plc 12/20/27 CCC+ EUR 1,309 (326,946) (269,284) (57,662)

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
ADLER Real Estate AG . 5.00 % Quarterly Barclays Bank plc 12/20/27 CCC+ EUR 1,065 $ (266,094) $ (219,164) $ (46,930)
ADLER Real Estate AG . 5.00 Quarterly Barclays Bank plc 12/20/27 CCC+ EUR 3,750 (936,626) (771,439) (165,187)
ADLER Real Estate AG . 5.00 Quarterly Citibank NA 12/20/27 CCC+ EUR 309 (77,212) (65,465) (11,747)
ADLER Real Estate AG . 5.00 Quarterly Citibank NA 12/20/27 CCC+ EUR 1,088 (271,779) (230,431) (41,348)
ADLER Real Estate AG . 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/27 CCC+ EUR 647 (161,586) (134,407) (27,179)
ADLER Real Estate AG . 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/27 CCC+ EUR 2,277 (568,767) (473,101) (95,666)
ADLER Real Estate AG . 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/27 CCC+ EUR 1,651 (412,390) (342,705) (69,685)
ADLER Real Estate AG . 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/27 CCC+ EUR 469 (117,159) (97,362) (19,797)
CMA CGM SA ........ 5.00 Quarterly BNP Paribas SA 12/20/27 NR EUR 285 27,142 (9,257) 36,399
CMA CGM SA ........ 5.00 Quarterly
Credit Suisse
International 12/20/27 NR EUR 7,215 687,113 (201,083) 888,196
CMA CGM SA ........ 5.00 Quarterly
Credit Suisse
International 12/20/27 NR EUR 300 28,570 (6,356) 34,926
CMA CGM SA ........ 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/27 NR EUR 3,100 295,225 (76,171) 371,396
HCA, Inc. ........... 5.00 Quarterly Citibank NA 12/20/27 BBB- USD 1,985 327,847 279,520 48,327
United Group BV ...... 5.00 Quarterly
Goldman Sachs
International 12/20/27 B EUR 3,411 (337,626) (415,282) 77,656
Casino Guichard Perrachon
SA ............. 5.00 Quarterly Deutsche Bank AG 06/20/28 CC EUR 1,406 (1,435,325) (1,142,526) (292,799)
Casino Guichard Perrachon
SA ............. 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/28 CC EUR 1,321 (1,348,552) (996,934) (351,618)
Glencore Finance Europe
Ltd. ............. 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/28 BBB+ EUR 29,600 4,815,551 4,450,049 365,502
HCA, Inc. ........... 5.00 Quarterly Barclays Bank plc 06/20/28 BBB- USD 2,975 529,642 493,736 35,906
Intesa Sanpaolo SpA ... 1.00 Quarterly BNP Paribas SA 06/20/28 NR EUR 9,000 (2,764) (30,855) 28,091
Loxam SAS ......... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/28 B EUR 4,125 (307,594) (536,114) 228,520
Monitchem HoldCo 3 SA . 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/28 B- EUR 1,678 (2,797) — (2,797)
NRG Energy, Inc. ...... 5.00 Quarterly Bank of America NA 06/20/28 BB USD 1,985 127,391 105,521 21,870
NRG Energy, Inc. ...... 5.00 Quarterly Citibank NA 06/20/28 BB USD 260 16,686 13,811 2,875
Societe Generale SA ... 1.00 Quarterly BNP Paribas SA 06/20/28 NR EUR 15,000 203,790 167,681 36,109
Stellantis NV ......... 5.00 Quarterly Barclays Bank plc 06/20/28 BBB EUR 10,000 1,726,039 1,499,571 226,468
Stellantis NV ......... 5.00 Quarterly
Morgan Stanley & Co.
International plc 06/20/28 BBB EUR 5,000 863,020 756,611 106,409
Stena AB ........... 5.00 Quarterly Bank of America NA 06/20/28 BB- EUR 4,223 59,576 99,358 (39,782)
Yum! Brands, Inc. ..... 1.00 Quarterly BNP Paribas SA 06/20/28 BB USD 1,985 10,124 (5,199) 15,323
Yum! Brands, Inc. ..... 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/28 BB USD 3,970 20,248 (39,692) 59,940
CMBX.NA.9.A ........ 2.00 Monthly
Goldman Sachs
International 09/17/58 A USD 3,707 (352,941) (56,799) (296,142)
CMBX.NA.9.A ........ 2.00 Monthly
Goldman Sachs
International 09/17/58 A USD 3,503 (333,529) (62,019) (271,510)
CMBX.NA.9.A ........ 2.00 Monthly
Goldman Sachs
International 09/17/58 A USD 3,707 (352,941) (65,864) (287,077)
CMBX.NA.9.A ........ 2.00 Monthly
Morgan Stanley & Co.
International plc 09/17/58 A USD 7,413 (705,882) (116,220) (589,662)
CMBX.NA.9.BBB- ..... 3.00 Monthly
Citigroup Global Markets,
Inc. 09/17/58 BBB- USD 1,578 (376,185) (3,528) (372,657)
CMBX.NA.9.BBB- ..... 3.00 Monthly
Goldman Sachs
International 09/17/58 BBB- USD 1,392 (331,760) (140,949) (190,811)
CMBX.NA.9.BBB- ..... 3.00 Monthly
Goldman Sachs
International 09/17/58 BBB- USD 579 (137,995) (1,560) (136,435)
CMBX.NA.9.BBB- ..... 3.00 Monthly JPMorgan Securities LLC 09/17/58 BBB- USD 1,674 (398,970) (155,828) (243,142)
CMBX.NA.9.BBB- ..... 3.00 Monthly JPMorgan Securities LLC 09/17/58 BBB- USD 960 (228,800) (103,780) (125,020)
CMBX.NA.9.BBB- ..... 3.00 Monthly JPMorgan Securities LLC 09/17/58 BBB- USD 1,360 (324,133) (284,645) (39,488)

2023
BlackRock Semi-Annual Report to Shareholders
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Strategic Income Opportunities Portfolio

OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CMBX.NA.9.BBB- ..... 3.00 % Monthly
Morgan Stanley & Co.
International plc 09/17/58 BBB- USD 1,635 $ (389,674) $ (401,060) $ 11,386
CMBX.NA.9.BBB- ..... 3.00 Monthly
Morgan Stanley & Co.
International plc 09/17/58 BBB- USD 664 (158,253) (1,792) (156,461)
CMBX.NA.9.BBB- ..... 3.00 Monthly
Morgan Stanley & Co.
International plc 09/17/58 BBB- USD 2,400 (572,000) 2,325 (574,325)
CMBX.NA.10.BBB- .... 3.00 Monthly JPMorgan Securities LLC 11/17/59 BBB- USD 270 (81,897) (20,501) (61,396)
CMBX.NA.14.BBB- .... 3.00 Monthly
Goldman Sachs
International 12/16/72 BBB- USD 4,375 (1,265,560) (731,718) (533,842)
$ (3,544,487) $ 731,663 $ (4,276,150)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day
BZDIOVER At Termination 13.25% At Termination Citibank NA 01/02/24 BRL 164,829 $ 35,512 $ — $ 35,512
12.37% At Termination 1-day IBR At Termination Citibank NA 04/18/24 COP 368,616,006 (96,960) — (96,960)
1-day
BZDIOVER At Termination 12.44% At Termination Barclays Bank plc 07/01/24 BRL 55,533 56,092 — 56,092
1-day
BZDIOVER At Termination 12.48% At Termination Barclays Bank plc 07/01/24 BRL 172,790 164,589 — 164,589
1-day
BZDIOVER At Termination 12.60% At Termination Bank of America NA 07/01/24 BRL 367,332 470,926 — 470,926
1-day
BZDIOVER At Termination 12.97% At Termination Citibank NA 07/01/24 BRL 235,176 495,587 — 495,587
1-day
BZDIOVER At Termination 12.97% At Termination
Goldman Sachs
International 07/01/24 BRL 142,221 297,856 — 297,856
11.90% At Termination 1-day IBR At Termination Bank of America NA 10/19/24 COP 191,155,765 (318,940) — (318,940)
1-day
BZDIOVER At Termination 11.87% At Termination Bank of America NA 01/02/25 BRL 410,214 1,122,308 — 1,122,308
1-day
BZDIOVER At Termination 12.78% At Termination
Morgan Stanley & Co.
International plc 01/02/25 BRL 1,126,055 6,216,638 — 6,216,638
1-day
BZDIOVER At Termination 13.13% At Termination Bank of America NA 01/02/25 BRL 27,073 184,644 — 184,644
1-day
BZDIOVER At Termination 13.15% At Termination Bank of America NA 01/02/25 BRL 563,780 3,899,202 — 3,899,202
1-day
BZDIOVER At Termination 13.18% At Termination JPMorgan Chase Bank NA 01/02/25 BRL 294,168 2,068,320 — 2,068,320
1-day
BZDIOVER At Termination 13.22% At Termination Citibank NA 01/02/25 BRL 154,749 1,111,870 — 1,111,870
1-day
BZDIOVER At Termination 13.32% At Termination Bank of America NA 01/02/25 BRL 562,555 4,257,870 — 4,257,870
1-day
BZDIOVER At Termination 11.27% At Termination BNP Paribas SA 01/02/26 BRL 67,116 360,773 — 360,773
1-day
BZDIOVER At Termination 11.38% At Termination Bank of America NA 01/02/26 BRL 231,620 1,366,293 — 1,366,293
1-day
BZDIOVER At Termination 11.56% At Termination Barclays Bank plc 01/02/26 BRL 55,533 373,099 — 373,099
1-day
BZDIOVER At Termination 11.75% At Termination Citibank NA 01/02/26 BRL 265,757 2,033,768 — 2,033,768
1-day
BZDIOVER At Termination 11.76% At Termination Citibank NA 01/02/26 BRL 23,121 179,126 — 179,126

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

OTC Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day
BZDIOVER At Termination 11.78% At Termination JPMorgan Chase Bank NA 01/02/26 BRL 24,140 $ 189,030 $ — $ 189,030
1-day
BZDIOVER At Termination 11.80% At Termination Citibank NA 01/02/26 BRL 281,977 2,247,202 — 2,247,202
1-day
BZDIOVER At Termination 11.82% At Termination Barclays Bank plc 01/02/26 BRL 66,321 535,909 — 535,909
1-day
BZDIOVER At Termination 11.83% At Termination
Morgan Stanley & Co.
International plc 01/02/26 BRL 42,452 345,395 — 345,395
1-day
BZDIOVER At Termination 11.92% At Termination Citibank NA 01/02/26 BRL 388,150 3,330,417 — 3,330,417
28-day
MXIBTIIE Monthly 6.02% Monthly Citibank NA 03/24/26 MXN 969,089 (4,319,805) — (4,319,805)
7.64% Monthly
28-day
MXIBTIIE Monthly UBS AG 11/18/26 MXN 517,782 1,081,138 — 1,081,138
7.71% Monthly
28-day
MXIBTIIE Monthly BNP Paribas SA 11/19/26 MXN 1,002,958 1,965,970 — 1,965,970
1-day
BZDIOVER At Termination 10.43% At Termination JPMorgan Chase Bank NA 01/04/27 BRL 14,970 33,860 — 33,860
1-day
BZDIOVER At Termination 10.53% At Termination Citibank NA 01/02/29 BRL 183,353 469,862 — 469,862
1-day
BZDIOVER At Termination 10.57% At Termination
Goldman Sachs
International 01/02/29 BRL 287,176 856,568 — 856,568
1-day
BZDIOVER At Termination 10.58% At Termination
Morgan Stanley & Co.
International plc 01/02/29 BRL 201,186 626,952 — 626,952
$ 31,641,071 $ — $ 31,641,071
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR minus
0.30% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination BNP Paribas SA 07/14/23 USD 170 $ 8,659 $ — $ 8,659
1-day SOFR minus
0.30% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination
JPMorgan Chase Bank
NA 07/14/23 USD 704 35,860 — 35,860
1-day SOFR ....... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination Barclays Bank plc 07/26/23 USD 100 81,913 — 81,913
0.00% ........... At Termination
Goldman Sachs
Calls-Vs-Calls US
Series 4 Excess
Return Strategy
At
Termination
Goldman Sachs
International 08/15/23 USD 8,137 197,284 — 197,284
0.00% ........... Quarterly
Citi Equity US 1W
Volatility Carry
Index Quarterly Citibank NA 09/15/23 USD 17,512 58,919 — 58,919
1-day SOFR minus
0.30% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination Bank of America NA 09/15/23 USD 862 43,909 — 43,909

2023
BlackRock Semi-Annual Report to Shareholders
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Strategic Income Opportunities Portfolio

(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
OTC Total Return Swaps (continued)
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR minus
0.30% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination
JPMorgan Chase Bank
NA 09/15/23 USD 482 $ 24,527 $ — $ 24,527
1-day SOFR minus
0.35% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination BNP Paribas SA 09/15/23 USD 3,429 177,862 — 177,862
1-day SOFR minus
0.40% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination BNP Paribas SA 09/15/23 USD 342 158,405 — 158,405
1-day SOFR minus
0.40% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination BNP Paribas SA 09/15/23 USD 535 (13,754) — (13,754)
iShares iBoxx $ High
Yield Corporate Bond
ETF ........... At Termination
1-day SOFR minus
0.85%
At
Termination
Goldman Sachs
International 09/15/23 USD 1,099 (67,340) — (67,340)
SPDR S&P Regional
Banking ETF ..... At Termination
1-day SOFR minus
0.40%
At
Termination BNP Paribas SA 09/15/23 USD 69 143,647 — 143,647
SPDR S&P Regional
Banking ETF ..... At Termination
1-day SOFR minus
0.40%
At
Termination BNP Paribas SA 09/15/23 USD 68 141,552 — 141,552
iBoxx USD Liquid High
Yield Total Return
Index .......... At Termination 1-day SOFR Quarterly
Goldman Sachs
International 09/20/23 USD 94,825 (175,104) 878,371 (1,053,475)
0.00% ........... Quarterly
Goldman Sachs
Systematic Skew
US Series 10
Excess Return
Strategy Quarterly
Goldman Sachs
International 12/07/23 USD 23,316 45,397 — 45,397
$ 861,736 $ 878,371 $ (16,635)
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly
JPMorgan Chase
Bank NA
(b)
10/12/23 $ (112,622,426) $ 6,038,793
(c)
$ (106,261,715) 0.9%
Monthly
Merrill Lynch
International &
Co.
(d)
03/15/28 (915,022,792) 1,934,289
(e)
(915,697,339) 3.1
$ 7,973,082 $ (1,021,959,054)
(b) (d)
Range: 15-500 basis points 0-85 basis points
Benchmarks: AUD - 1D Overnight Reserve Bank of Australia Rate
(AONIA)
AUD - 1D Overnight Reserve Bank of Australia Rate
(AONIA)

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Benchmarks: Bank of Canada Overnight Rate Target (CABROVER) Bank of Canada Overnight Rate Target (CABROVER)
CAD - Overnight Interbank Rate Overnight CHF - Swiss Average Rate O/N (SSARON)
CHF - Swiss Average Rate O/N (SSARON) DKK - 1W Copenhagen Interbank Swap Rate (CIBOR)
EUR - 1D Euro Short Term Rate (ESTR) EUR - 1D Euro Short Term Rate (ESTR)
GBP - 1D Sterling Overnight Index Average (SONIA) GBP - 1D Sterling Overnight Index Average (SONIA)
HKD - Overnight Index Average (HONIA) HKD - Overnight Index Average (HONIA)
JPY - Provisional 1D Overnight Tokyo Average Rate
(TONA)
JPY - Provisional 1D Overnight Tokyo Average Rate
(TONA)
MXN - 28D Mexican Interbank Rate (TIIE) MXN - 28D Mexican Interbank Rate (TIIE)
NOK - Norwegian Overnight Weighted Average (NOWA) SEK - 1W Stockholm Interbank Offer Rate (STIBOR)
SEK - TN Stockholm Interbank Offer Rate (STIBOR) USD - 1D Overnight Bank Funding Rate (OBFR01)
USD - 1D Overnight Bank Funding Rate (OBFR01) ZAR - 1M Johannesburg Interbank Agreed Rate (JIBAR)
ZAR - 1D Rand Overnight Interest Rate Fixing
(RAONON)
(c)
Amount includes $(321,918) of net dividends and financing fees.
(e)
Amount includes $2,608,836 of net dividends and financing fees.
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with JPMorgan Chase
Bank NA, as of period end, termination date October 12, 2023:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Australia
Aurizon Holdings Ltd. ...... 366,300 $ 958,316 (0.9) %
Downer EDI Ltd. .......... 265,100 727,855 (0.7)
Wesfarmers Ltd. .......... 59,700 1,968,268 (1.9)
3,654,439
Brazil
Cia Energetica de Minas Gerais
(Preference) .......... 398,300 1,068,078 (1.0)
Canada
Canadian National Railway Co. 16,500 1,998,060 (1.9)
Hydro One Ltd. ........... 73,300 2,094,286 (2.0)
National Bank of Canada .... 23,100 1,721,057 (1.6)
Royal Bank of Canada ...... 25,600 2,444,923 (2.3)
8,258,326
France
AXA SA ................ 64,700 1,911,970 (1.8)
BNP Paribas SA .......... 31,100 1,962,595 (1.8)
Dassault Systemes SE ..... 27,400 1,214,121 (1.1)
Eurazeo SE ............. 22,600 1,591,170 (1.5)
6,679,856
Germany
Bayerische Motoren Werke AG 17,000 2,091,120 (2.0)
Italy
Snam SpA .............. 227,300 1,187,950 (1.1)
Japan
ANA Holdings, Inc. ........ 72,900 1,736,499 (1.6)
Coca-Cola Bottlers Japan
Holdings, Inc. .......... 117,300 1,244,293 (1.2)
Daiwa Securities Group, Inc. .. 362,300 1,866,936 (1.8)
Ebara Corp. ............. 23,100 1,108,309 (1.0)
Heiwa Corp. ............. 88,700 1,542,675 (1.5)
Hirogin Holdings, Inc. ....... 150,000 850,887 (0.8)
Hulic Co. Ltd. ............ 164,200 1,406,937 (1.3)
Japan Post Insurance Co. Ltd. 110,200 1,656,188 (1.6)
Kamigumi Co. Ltd. ........ 66,000 1,496,479 (1.4)
Mazda Motor Corp. ........ 107,600 1,039,867 (1.0)
Medipal Holdings Corp. ..... 90,500 1,479,791 (1.4)
Shares Value
% of Basket
Value
Japan (continued)
Nomura Research Institute Ltd. 27,500 $ 759,755 (0.7) %
NSK Ltd. ............... 288,900 1,849,033 (1.7)
Rakus Co. Ltd. ........... 36,200 617,123 (0.6)
Secom Co. Ltd. ........... 26,400 1,786,712 (1.7)
Shimadzu Corp. .......... 38,300 1,183,800 (1.1)
Takeda Pharmaceutical Co. Ltd. 62,000 1,948,199 (1.8)
Yamaguchi Financial Group, Inc. 120,600 809,825 (0.8)
24,383,308
Mexico
Grupo Aeroportuario del Sureste
SAB de CV, Class B ..... 37,200 1,039,892 (1.0)
Netherlands
ABN AMRO Bank NV, CVA ... 69,900 1,086,473 (1.0)
Norway
Equinor ASA ............ 38,300 1,115,253 (1.1)
Singapore
Keppel Corp. Ltd. ......... 298,900 1,487,550 (1.4)
South Korea
DB Insurance Co. Ltd. ...... 15,000 851,962 (0.8)
HD Korea Shipbuilding &
Offshore Engineering Co. Ltd. 6,300 560,039 (0.5)
Hyundai Marine & Fire Insurance
Co. Ltd. .............. 40,800 962,671 (0.9)
NCSoft Corp. ............ 2,500 562,986 (0.5)
Samsung Electronics Co. Ltd. . 17,900 985,633 (0.9)
Samsung Fire & Marine
Insurance Co. Ltd. ...... 5,100 889,978 (0.9)
4,813,269
Spain
ACS Actividades de Construccion
y Servicios SA ......... 50,100 1,761,708 (1.7)
Aena SME SA ........... 9,000 1,456,621 (1.4)
3,218,329
Switzerland
DKSH Holding AG ......... 19,400 1,443,998 (1.4)
Novartis AG (Registered) .... 18,600 1,875,241 (1.8)
SGS SA (Registered) ....... 18,900 1,787,959 (1.7)
5,107,198

2023
BlackRock Semi-Annual Report to Shareholders
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Strategic Income Opportunities Portfolio

Shares Value
% of Basket
Value
Taiwan
Cheng Shin Rubber Industry Co.
Ltd. ................ 857,000 $ 1,107,029 (1.0) %
Novatek Microelectronics Corp. 65,000 892,461 (0.8)
1,999,490
United Kingdom
CNH Industrial NV ......... 92,000 1,326,880 (1.2)
NatWest Group plc ........ 449,300 1,373,282 (1.3)
Pearson plc ............. 80,700 846,045 (0.8)
3,546,207
United States
3M Co. ................ 12,700 1,271,143 (1.2)
Allstate Corp. (The) ........ 9,300 1,014,072 (1.0)
American International Group,
Inc. ................. 21,900 1,260,126 (1.2)
Aon plc, Class A .......... 4,100 1,415,320 (1.3)
Autodesk, Inc. ........... 6,000 1,227,660 (1.2)
Chubb Ltd. .............. 8,900 1,713,784 (1.6)
Cintas Corp. ............. 4,600 2,286,568 (2.2)
Colgate-Palmolive Co. ...... 25,100 1,933,704 (1.8)
CVS Health Corp. ......... 13,300 919,429 (0.9)
Duke Energy Corp. ........ 19,200 1,723,008 (1.6)
Equity Residential ......... 23,300 1,537,101 (1.4)
FactSet Research Systems, Inc. 3,200 1,282,080 (1.2)
Federal Realty Investment Trust 14,000 1,354,780 (1.3)
Healthpeak Properties, Inc. ... 68,200 1,370,820 (1.3)
Invesco Ltd. ............. 51,200 860,672 (0.8)
Kimberly-Clark Corp. ....... 13,500 1,863,810 (1.8)
KLA Corp. .............. 2,300 1,115,546 (1.1)
Mastercard, Inc., Class A .... 3,700 1,455,210 (1.4)
MetLife, Inc. ............. 22,200 1,254,966 (1.2)
Mettler-Toledo International, Inc. 800 1,049,312 (1.0)
Moody's Corp. ........... 4,700 1,634,284 (1.5)
Roche Holding AG ........ 4,000 1,221,880 (1.2)
Sealed Air Corp. .......... 24,800 992,000 (0.9)
Starbucks Corp. .......... 11,700 1,159,002 (1.1)
Travelers Cos., Inc. (The) .... 10,700 1,858,162 (1.7)
VICI Properties, Inc. ....... 45,600 1,433,208 (1.3)
WEC Energy Group, Inc. .... 18,000 1,588,320 (1.5)
Willis Towers Watson plc .... 7,800 1,836,900 (1.7)
39,632,867
Preferred Securities
Brazil
Ambev SA .............. 241,900 779,019 (0.8)
Total Reference Entity — Long ............ 111,148,624
Reference Entity — Short
Common Stocks
Australia
Computershare Ltd. ........ (79,600) (1,242,239) 1.2
Reece Ltd. .............. (117,900) (1,468,732) 1.4
Suncorp Group Ltd. ........ (184,300) (1,655,976) 1.6
Telstra Group Ltd. ......... (687,800) (1,973,092) 1.8
Woodside Energy Group Ltd. . (45,300) (1,047,861) 1.0
(7,387,900)
Belgium
D'ieteren Group .......... (5,200) (920,323) 0.9
Brazil
Alpargatas SA ........... (257,800) (500,719) 0.5
Energisa SA ............. (122,000) (1,284,157) 1.2
Shares Value
% of Basket
Value
Brazil (continued)
Hapvida Participacoes e
Investimentos SA ....... (675,600) $ (619,415) 0.6%
(2,404,291)
Canada
BCE, Inc. ............... (54,300) (2,475,728) 2.3
Canadian Imperial Bank of
Commerce ........... (50,200) (2,143,281) 2.0
Great-West Lifeco, Inc. ..... (68,600) (1,992,106) 1.9
Power Corp. of Canada ..... (111,300) (2,996,005) 2.8
Restaurant Brands International,
Inc. ................. (21,200) (1,643,670) 1.6
Toronto-Dominion Bank (The) . (35,100) (2,175,551) 2.1
(13,426,341)
China
China Southern Airlines Co. Ltd.,
Class H .............. (1,460,000) (826,550) 0.8
Finland
Metso OYJ .............. (64,000) (772,271) 0.7
France
Covivio SA .............. (33,200) (1,568,366) 1.5
ICADE ................ (24,200) (1,009,981) 0.9
Orange SA .............. (86,400) (1,009,709) 0.9
Pernod Ricard SA ......... (6,400) (1,414,238) 1.3
(5,002,294)
Germany
HOCHTIEF AG ........... (9,700) (839,239) 0.8
Talanx AG .............. (25,100) (1,441,004) 1.4
(2,280,243)
Ireland
Smurfit Kappa Group plc .... (30,800) (1,030,753) 1.0
Italy
Davide Campari-Milano NV .. (81,900) (1,135,070) 1.0
Japan
Aeon Co. Ltd. ............ (62,400) (1,277,734) 1.2
Aeon Mall Co. Ltd. ........ (111,700) (1,445,600) 1.4
DIC Corp. .............. (79,500) (1,446,476) 1.4
Fujitsu General Ltd. ........ (48,000) (1,048,435) 1.0
Fukuoka Financial Group, Inc. . (60,600) (1,252,509) 1.2
Hachijuni Bank Ltd. (The) .... (198,300) (861,371) 0.8
Keihan Holdings Co. Ltd. .... (45,100) (1,189,055) 1.1
Kintetsu Group Holdings Co.
Ltd. ................ (33,200) (1,149,791) 1.1
Koito Manufacturing Co. Ltd. .. (57,600) (1,045,276) 1.0
Marui Group Co. Ltd. ....... (67,400) (1,177,966) 1.1
McDonald's Holdings Co. Japan
Ltd. ................ (42,600) (1,656,232) 1.6
Mitsubishi Gas Chemical Co.,
Inc. ................. (102,200) (1,488,776) 1.4
Oji Holdings Corp. ......... (357,200) (1,335,595) 1.2
Olympus Corp. ........... (59,700) (944,774) 0.9
Rakuten Group, Inc. ....... (279,100) (972,532) 0.9
Seven Bank Ltd. .......... (1,051,600) (2,065,631) 1.9
Sompo Holdings, Inc. ...... (26,400) (1,184,548) 1.1
Subaru Corp. ............ (66,800) (1,258,096) 1.2
SUMCO Corp. ........... (95,600) (1,356,295) 1.3
Yamada Holdings Co. Ltd. ... (469,300) (1,381,453) 1.3
(25,538,145)
Luxembourg
Reinet Investments SCA .... (45,000) (996,892) 0.9

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Shares Value
% of Basket
Value
Mexico
America Movil SAB de CV ... (2,009,800) $ (2,181,579) 2.1%
Netherlands
Koninklijke KPN NV ........ (389,900) (1,391,933) 1.3
Singapore
Jardine Cycle & Carriage Ltd. . (37,600) (969,553) 0.9
South Korea
Coway Co. Ltd. ........... (13,459) (449,753) 0.4
Kakao Corp. ............. (25,600) (961,535) 0.9
Lotte Energy Materials Corp. .. (7,795) (287,372) 0.3
SK, Inc. ................ (12,376) (1,403,866) 1.3
(3,102,526)
Spain
Naturgy Energy Group SA ... (48,700) (1,451,770) 1.4
Sweden
Skandinaviska Enskilda Banken
AB, Class A ........... (131,200) (1,451,106) 1.4
Switzerland
Bachem Holding AG ....... (8,000) (698,525) 0.7
Zurich Insurance Group AG .. (5,700) (2,711,425) 2.6
(3,409,950)
Taiwan
China Steel Corp. ......... (279,000) (263,829) 0.2
Shin Kong Financial Holding Co.
Ltd. ................ (848,000) (242,887) 0.2
Winbond Electronics Corp. ... (628,000) (555,459) 0.5
Yuanta Financial Holding Co.
Ltd. ................ (2,098,000) (1,560,319) 1.5
(2,622,494)
United Kingdom
Associated British Foods plc .. (37,100) (939,478) 0.9
Hiscox Ltd. .............. (95,600) (1,325,409) 1.2
Severn Trent plc .......... (41,900) (1,365,952) 1.3
Tate & Lyle plc ........... (117,400) (1,082,451) 1.0
United Utilities Group plc .... (104,300) (1,275,328) 1.2
(5,988,618)
United States
Accenture plc, Class A ...... (5,000) (1,542,900) 1.5
Aflac, Inc. .............. (32,300) (2,254,540) 2.1
Arch Capital Group Ltd. ..... (18,000) (1,347,300) 1.3
Bank of Hawaii Corp. ....... (55,485) (2,287,647) 2.2
BankUnited, Inc. .......... (113,004) (2,435,236) 2.3
Banner Corp. ............ (41,479) (1,811,388) 1.7
Bio-Techne Corp. ......... (16,800) (1,371,384) 1.3
Blackstone, Inc. .......... (12,700) (1,180,719) 1.1
Boston Properties, Inc. ...... (26,800) (1,543,412) 1.5
Cadence Bank ........... (102,260) (2,008,386) 1.9
Charles River Laboratories
International, Inc. ....... (6,100) (1,282,525) 1.2
Charles Schwab Corp. (The) .. (78,910) (4,472,619) 4.2
Columbia Banking System, Inc. (98,882) (2,005,327) 1.9
Community Bank System, Inc. . (40,049) (1,877,497) 1.8
Cullen/Frost Bankers, Inc. ... (22,380) (2,406,521) 2.3
CVB Financial Corp. ....... (143,439) (1,904,870) 1.8
Darden Restaurants, Inc. .... (8,700) (1,453,596) 1.4
Emerson Electric Co. ....... (15,400) (1,392,006) 1.3
FB Financial Corp. ........ (73,859) (2,071,745) 1.9
Fiserv, Inc. .............. (15,100) (1,904,865) 1.8
Glacier Bancorp, Inc. ....... (67,211) (2,094,967) 2.0
Hancock Whitney Corp. ..... (55,432) (2,127,480) 2.0
Shares Value
% of Basket
Value
United States (continued)
Home Depot, Inc. (The) ..... (3,900) $ (1,211,496) 1.1%
Huntington Bancshares, Inc. .. (390,883) (4,213,719) 4.0
Invesco Preferred ETF ...... (1,000,000) (11,370,000) 10.7
Iron Mountain, Inc. ........ (19,600) (1,113,672) 1.0
iShares Preferred & Income
Securities ETF ......... (500,000) (15,465,000) 14.6
Kimco Realty Corp. ........ (95,900) (1,891,148) 1.8
KKR & Co., Inc. .......... (26,400) (1,478,400) 1.4
Lamb Weston Holdings, Inc. .. (10,100) (1,160,995) 1.1
Mondelez International, Inc.,
Class A .............. (26,800) (1,954,792) 1.8
OceanFirst Financial Corp. ... (70,548) (1,101,960) 1.0
Pacific Premier Bancorp, Inc. . (104,662) (2,164,410) 2.0
Prosperity Bancshares, Inc. .. (31,179) (1,760,990) 1.7
Quanta Services, Inc. ...... (5,400) (1,060,830) 1.0
Realty Income Corp. ....... (41,000) (2,451,390) 2.3
Republic Services, Inc. ..... (14,100) (2,159,697) 2.0
ServisFirst Bancshares, Inc. .. (42,177) (1,725,883) 1.6
Southern Co. (The) ........ (28,400) (1,995,100) 1.9
SouthState Corp. ......... (30,021) (1,975,382) 1.9
Southwest Airlines Co. ...... (35,600) (1,289,076) 1.2
SPDR S&P Regional Banking
ETF ................ (161,238) (6,583,347) 6.2
STERIS plc ............. (5,600) (1,259,888) 1.2
Synovus Financial Corp. .... (19,849) (600,432) 0.6
Take-Two Interactive Software,
Inc. ................. (5,900) (868,244) 0.8
Teledyne Technologies, Inc. .. (4,300) (1,767,773) 1.7
Teradyne, Inc. ........... (11,400) (1,269,162) 1.2
Truist Financial Corp. ....... (134,702) (4,088,206) 3.8
UMB Financial Corp. ....... (33,775) (2,056,897) 1.9
Valley National Bancorp ..... (272,792) (2,114,138) 2.0
Washington Federal, Inc. .... (73,386) (1,946,197) 1.8
Waste Connections, Inc. ..... (10,700) (1,529,351) 1.4
Western Alliance Bancorp .... (154,720) (5,642,638) 5.3
WW Grainger, Inc. ......... (1,300) (1,025,167) 1.0
Zions Bancorp NA ......... (25,608) (687,831) 0.6
(131,760,141)
Preferred Securities
Germany
Henkel AG & Co. KGaA
(Preference) .......... (17,000) (1,359,596) 1.3
Total Reference Entity — Short ............ (217,410,339)
Net Value of Reference Entity — JPMorgan Chase
Bank NA ............................ $ (106,261,715)
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Merrill Lynch
International & Co., as of period end, termination date March 15, 2028:
Reference Entity — Long
Common Stocks
Australia
ANZ Group Holdings Ltd. .... 87,100 1,378,775 (0.1)
Metcash Ltd. ............ 587,400 1,474,544 (0.2)
Scentre Group ........... 462,700 818,291 (0.1)
3,671,610
Belgium
KBC Group NV ........... 16,200 1,130,773 (0.1)

2023
BlackRock Semi-Annual Report to Shareholders
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Strategic Income Opportunities Portfolio

Shares Value
% of Basket
Value
Brazil
Intelbras SA Industria de
Telecomunicacao Eletronica
Brasileira ............. 139,400 $ 749,666 (0.1) %
Petroreconcavo S/A ........ 156,300 627,393 (0.1)
1,377,059
Canada
Barrick Gold Corp. ........ 33,300 563,316 (0.1)
Enbridge, Inc. ............ 59,100 2,196,704 (0.2)
Pembina Pipeline Corp. ..... 70,400 2,213,369 (0.2)
Rogers Communications, Inc.,
Class B .............. 43,400 1,980,069 (0.2)
Sun Life Financial, Inc. ...... 43,200 2,252,041 (0.3)
9,205,499
China
Baidu, Inc., Class A ........ 43,900 748,749 (0.1)
China Tower Corp. Ltd., Class H 13,440,000 1,496,804 (0.1)
2,245,553
Denmark
Novo Nordisk A/S, Class B ... 7,200 1,163,087 (0.2)
France
Societe Generale SA ....... 40,000 1,040,250 (0.1)
Germany
ADLER Group SA ......... 54,975 33,144 (0.0)
(a)
Merck KGaA ............ 7,700 1,274,580 (0.1)
1,307,724
Hong Kong
CK Asset Holdings Ltd. ..... 314,500 1,747,601 (0.2)
Ireland
CRH plc ............... 39,800 2,201,509 (0.2)
Japan
Alfresa Holdings Corp. ...... 87,800 1,313,401 (0.1)
Aozora Bank Ltd. ......... 71,400 1,327,607 (0.1)
BayCurrent Consulting, Inc. .. 19,700 740,759 (0.1)
FUJIFILM Holdings Corp. .... 27,500 1,638,537 (0.2)
Hirose Electric Co. Ltd. ..... 9,500 1,264,777 (0.1)
Kewpie Corp. ............ 98,100 1,603,812 (0.2)
Nintendo Co. Ltd. ......... 25,500 1,162,502 (0.1)
Nitto Denko Corp. ......... 20,000 1,484,515 (0.2)
Nomura Holdings, Inc. ...... 325,400 1,240,594 (0.1)
SMS Co. Ltd. ............ 41,700 838,644 (0.1)
Stanley Electric Co. Ltd. ..... 72,000 1,459,164 (0.2)
Tobu Railway Co. Ltd. ...... 45,000 1,206,592 (0.1)
ZOZO, Inc. .............. 51,500 1,068,349 (0.1)
16,349,253
Luxembourg
Lottomatica Group Spa ..... 197,963 1,882,806 (0.2)
Mexico
Arca Continental SAB de CV .. 114,100 1,171,063 (0.1)
Netherlands
ASML Holding NV ......... 2,200 1,595,723 (0.2)
Singapore
CapitaLand Ascott Trust ..... 1,054,979 845,518 (0.1)
South Africa
Capitec Bank Holdings Ltd. ... 10,700 891,321 (0.1)
Shares Value
% of Basket
Value
South Korea
HD Hyundai Infracore Co. Ltd. . 63,700 $ 580,838 (0.1) %
Sweden
Assa Abloy AB, Class B ..... 74,600 1,793,158 (0.2)
Telia Co. AB ............. 584,300 1,281,869 (0.1)
3,075,027
Switzerland
Clariant AG (Registered) .... 123,400 1,785,173 (0.2)
Taiwan
ASE Technology Holding Co.
Ltd. ................ 460,000 1,635,828 (0.2)
Chunghwa Telecom Co. Ltd. .. 491,000 1,838,999 (0.2)
Nien Made Enterprise Co. Ltd. 69,000 760,573 (0.1)
4,235,400
United Kingdom
Burberry Group plc ........ 37,400 1,009,183 (0.1)
Dowlais Group plc ......... 707,800 1,141,611 (0.1)
EnQuest plc ............. 4,891,224 925,663 (0.1)
Legal & General Group plc ... 511,500 1,480,947 (0.2)
Liberty Global plc, Class A ... 121,654 2,051,086 (0.2)
Tesco plc ............... 620,300 1,956,765 (0.2)
8,565,255
United States
Adobe, Inc. ............. 2,000 977,980 (0.1)
Altice USA, Inc., Class A .... 98,847 298,518 (0.0)
(a)
American Electric Power Co.,
Inc. ................. 16,900 1,422,980 (0.2)
Assurant, Inc. ............ 7,100 892,612 (0.1)
Booking Holdings, Inc. ...... 400 1,080,132 (0.1)
Clorox Co. (The) .......... 7,000 1,113,280 (0.1)
Eversource Energy ........ 21,500 1,524,780 (0.2)
Fidelity National Information
Services, Inc. .......... 15,700 858,790 (0.1)
Hartford Financial Services
Group, Inc. (The) ....... 34,500 2,484,690 (0.3)
Humana, Inc. ............ 2,700 1,207,251 (0.1)
Keurig Dr Pepper, Inc. ...... 60,900 1,904,343 (0.2)
Keysight Technologies, Inc. ... 10,500 1,758,225 (0.2)
Lockheed Martin Corp. ...... 2,700 1,243,026 (0.1)
Marathon Oil Corp. ........ 47,500 1,093,450 (0.1)
Marsh & McLennan Cos., Inc. . 11,100 2,087,688 (0.2)
MGM Resorts International ... 33,100 1,453,752 (0.2)
Nasdaq, Inc. ............ 25,700 1,281,145 (0.1)
Paycom Software, Inc. ...... 3,100 995,844 (0.1)
Prudential Financial, Inc. .... 15,800 1,393,876 (0.2)
Rollins, Inc. ............. 31,800 1,361,994 (0.2)
Salesforce, Inc. ........... 4,600 971,796 (0.1)
Southwest Airlines Co. ...... 10,000 362,100 (0.0)
(a)
Xcel Energy, Inc. .......... 21,300 1,324,221 (0.1)
Yum! Brands, Inc. ......... 12,700 1,759,585 (0.2)
30,852,058
Total Reference Entity — Long ............ 96,920,100
Reference Entity — Short
Common Stocks
Brazil
Localiza Rent a Car SA ..... (99,572) (1,424,269) 0.2

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Shares Value
% of Basket
Value
Canada
Canadian Pacific Kansas City
Ltd. ................ (19,800) $ (1,599,245) 0.2%
Intact Financial Corp. ....... (18,000) (2,779,181) 0.3
(4,378,426)
China
iQIYI, Inc., ADR .......... (881,500) (4,707,210) 0.5
Luye Pharma Group Ltd. .... (8,509,500) (3,602,415) 0.4
Xiaomi Corp., Class B ...... (774,200) (1,064,474) 0.1
(9,374,099)
Denmark
DSV A/S ............... (4,500) (945,187) 0.1
Tryg A/S ............... (73,600) (1,593,882) 0.2
(2,539,069)
France
Danone SA ............. (22,500) (1,378,878) 0.2
Engie SA ............... (64,100) (1,067,452) 0.1
Sartorius Stedim Biotech .... (3,900) (974,040) 0.1
(3,420,370)
Germany
Sartorius AG (Preference) ... (2,500) (866,147) 0.1
Vonovia SE ............. (51,800) (1,011,635) 0.1
(1,877,782)
Hong Kong
CLP Holdings Ltd. ......... (152,500) (1,187,761) 0.1
Sino Biopharmaceutical Ltd. .. (1,567,000) (684,662) 0.1
(1,872,423)
Italy
Eni SpA ................ (108,200) (1,557,690) 0.2
Japan
Denso Corp. ............ (25,900) (1,747,010) 0.2
ENEOS Holdings, Inc. ...... (477,600) (1,641,616) 0.2
ITOCHU Corp. ........... (33,400) (1,326,700) 0.1
Japan Post Holdings Co. Ltd. . (214,400) (1,540,946) 0.2
MatsukiyoCocokara & Co. ... (17,000) (954,910) 0.1
Mitsubishi Electric Corp. ..... (83,800) (1,184,668) 0.1
MS&AD Insurance Group
Holdings, Inc. .......... (38,100) (1,349,209) 0.1
Recruit Holdings Co. Ltd. .... (28,200) (900,013) 0.1
SBI Holdings, Inc. ......... (53,400) (1,029,870) 0.1
SBI Shinsei Bank Ltd. ...... (48,700) (951,574) 0.1
Taisei Corp. ............. (31,000) (1,083,089) 0.1
Takashimaya Co. Ltd. ...... (62,100) (868,091) 0.1
Tokyu Corp. ............. (162,900) (1,964,716) 0.2
UBE Corp. .............. (85,500) (1,469,938) 0.2
(18,012,350)
Netherlands
Ferrovial SE ............. (37,000) (1,169,647) 0.1
Singapore
United Overseas Bank Ltd. ... (89,400) (1,855,162) 0.2
Venture Corp. Ltd. ......... (98,800) (1,078,678) 0.1
(2,933,840)
Spain
Telefonica SA ............ (229,400) (931,355) 0.1
Shares Value
% of Basket
Value
Switzerland
Banque Cantonale Vaudoise
(Registered) ........... (10,600) $ (1,119,628) 0.1%
SIG Group AG ........... (37,800) (1,044,290) 0.1
Tecan Group AG (Registered) . (2,600) (999,111) 0.1
UBS Group AG (Registered) .. (85,400) (1,730,944) 0.2
(4,893,973)
United Kingdom
Rentokil Initial plc ......... (200,300) (1,566,087) 0.1
United States
Air Transport Services Group,
Inc. ................. (34,000) (641,580) 0.1
Analog Devices, Inc. ....... (6,600) (1,285,746) 0.1
Avery Dennison Corp. ...... (8,400) (1,443,120) 0.2
Brandywine Realty Trust .... (12,500) (58,125) 0.0
(b)
Broadridge Financial Solutions,
Inc. ................. (10,400) (1,722,552) 0.2
Church & Dwight Co., Inc. ... (17,200) (1,723,956) 0.2
Citizens Financial Group, Inc. . (42,100) (1,097,968) 0.1
Constellation Energy Corp. ... (11,900) (1,089,445) 0.1
Corteva, Inc. ............ (24,700) (1,415,310) 0.2
CoStar Group, Inc. ........ (11,200) (996,800) 0.1
CSX Corp. .............. (49,800) (1,698,180) 0.2
Devon Energy Corp. ....... (21,100) (1,019,974) 0.1
Equifax, Inc. ............. (5,700) (1,341,210) 0.1
Frontier Communications Parent,
Inc. ................. (40,500) (754,920) 0.1
International Business Machines
Corp. ............... (12,300) (1,645,863) 0.2
iShares Preferred & Income
Securities ETF ......... (395,000) (12,217,350) 1.3
Juniper Networks, Inc. ...... (37,900) (1,187,407) 0.1
ONEOK, Inc. ............ (22,300) (1,376,356) 0.1
Oracle Corp. ............ (10,700) (1,274,263) 0.1
Paramount Global, Class B ... (46,400) (738,224) 0.1
QUALCOMM, Inc. ......... (8,700) (1,035,648) 0.1
Raymond James Financial, Inc. (10,800) (1,120,716) 0.1
ResMed, Inc. ............ (6,500) (1,420,250) 0.2
Sabre Corp. ............. (92,500) (295,075) 0.0
(b)
T-Mobile US, Inc. ......... (10,400) (1,444,560) 0.2
Xerox Holdings Corp. ....... (30,000) (446,700) 0.0
(b)
(40,491,298)
Investment Companies
United States
iShares iBoxx $ High Yield
Corporate Bond ETF ..... (355,240) (26,667,867) 2.9
iShares iBoxx $ Investment
Grade Corporate Bond ETF (1,787,187) (193,266,402) 21.1
SPDR Bloomberg High Yield
Bond ETF ............ (1,868,000) (171,912,040) 18.8
Vanguard Intermediate-Term
Corporate Bond ETF ..... (2,707,000) (213,934,210) 23.4
Vanguard Long-Term Corporate
Bond ETF ............ (1,725,449) (135,430,492) 14.8
Vanguard Short-Term Corporate
Bond ETF ............ (2,312,500) (174,963,750) 19.1
(916,174,761)
Total Reference Entity — Short ............ (1,012,617,439)
Net Value of Reference Entity — Merrill Lynch
International & Co. ..................... $ (915,697,339)

2023
BlackRock Semi-Annual Report to Shareholders
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Strategic Income Opportunities Portfolio

(a)
Amount is greater than (0.1)%.
(b)
Rounds to less than 0.1%.
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0.05%
1-day EFFR ......................................... Effective Federal Funds Rate 5.08
1-day ESTR ......................................... Euro Short-Term Rate 3.40
1-day IBR ........................................... Colombian Reference Banking Indicator 12.27
1-day SARON ........................................ Swiss Average Rate Overnight 1.71
1-day SOFR ......................................... Secured Overnight Financing Rate 5.07
1-day SONIA ......................................... Sterling Overnight Index Average 4.93
1-day TONAR ........................................ Tokyo Overnight Average Rate (0.08)
28-day MXIBTIIE ...................................... Mexico Interbank TIIE 28-Day 11.50
3-mo. BA ........................................... Canadian Bankers Acceptances 5.40
3-mo. BBR .......................................... Australian Bank Bill Rate 4.35
3-mo. CD_KSDA ...................................... Certificates of Deposit by the Korean Securities Dealers Association 3.75
3-mo. JIBAR ......................................... Johannesburg Interbank Average Rate 8.50
3-mo. PRIBOR ....................................... Prague Interbank Offered Rate 7.13
6-mo. BBR .......................................... Australian Bank Bill Rate 4.70
6-mo. EURIBOR ...................................... Euro Interbank Offered Rate 3.90
6-mo. PRIBOR ....................................... Prague Interbank Offered Rate 7.15
6-mo. WIBOR ........................................ Warsaw Interbank Offered Rate 6.85
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
............................................ $ 11,492,454 $ (34,274,400) $ 505,870,786 $ (585,088,244) $ —
OTC Swaps ..................................................... 52,643,486 (17,318,970) 53,314,143 (38,863,647) —
Options Written ................................................... N/A N/A 40,646,568 (78,052,963) (190,315,477)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 5,365,112 $ — $ 96,492,977 $ — $ 101,858,089
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 58,884,769 — — 58,884,769
Options purchased
(b)
Investments at value — unaffiliated
(c)
............ — 246,988 23,296,033 9,633,875 69,847,123 2,519
(d)
103,026,538
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — 9,053,203 — — 496,210,568 607,015 505,870,786
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 59,611,466 9,091,016 — 37,255,147 — 105,957,629
$ — $ 68,911,657 $ 37,752,161 $ 68,518,644 $ 699,805,815 $ 609,534 $ 875,597,811
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ 70,493 $ — $ 9,168,123 $ — $ 43,047,048 $ — $ 52,285,664
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 64,296,652 — — 64,296,652
Options written
(b)
Options written at value ..................... — 1,698,612 11,664,196 2,774,517 174,178,152 — 190,315,477
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — 11,195,306 — — 572,671,763 1,221,175 585,088,244
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 50,312,343 81,094 — 5,789,180 — 56,182,617
$ 70,493 $ 63,206,261 $ 20,913,413 $ 67,071,169 $ 795,686,143 $ 1,221,175 $ 948,168,654
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Consolidated Schedule of Investments. In the Statements
of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes forward settling swaptions.
(c)
Includes options purchased at value as reported in the Consolidated Schedule of Investments.
(d)
Includes dual binary options at value.
For the period ended June 30, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ 53,860 $ — $ (70,467,623) $ — $ (60,060,955) $ — $ (130,474,718)
Forward foreign currency exchange contracts .... — — — (106,069,035) — — (106,069,035)
Options purchased
(a)
..................... — (6,717,919) (70,002,753) (70,767,372) (32,130,419) — (179,618,463)
Options written ........................ — 4,087,372 45,882,920 49,173,257 70,283,395 — 169,426,944
Swaps .............................. — (6,480,155) (25,543,225) — (5,903,577) (220,090) (38,147,047)
$ 53,860 $ (9,110,702) $ (120,130,681) $ (127,663,150) $ (27,811,556) $ (220,090) $ (284,882,319)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ (70,493) $ — $ (19,865,724) $ — $ (179,486,039) $ — $ (199,422,256)
Forward foreign currency exchange contracts .... — — — (2,044,539) — — (2,044,539)
Options purchased
(b)
..................... — (366,471) 17,426,333 (12,069,198) (74,578,373) (407,489) (69,995,198)
Options written ........................ — (824,259) (4,628,659) 3,723,385 171,306,111 — 169,576,578
Swaps .............................. — (21,002,108) (8,126,800) — (284,674,636) 96,536 (313,707,008)
$ (70,493) $ (22,192,838) $ (15,194,850) $ (10,390,352) $ (367,432,937) $ (310,953) $ (415,592,423)
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.

2023
BlackRock Semi-Annual Report to Shareholders
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Strategic Income Opportunities Portfolio

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 6,137,373,689
Average notional value of contracts — short ................................................................................. $ 13,003,489,090
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... $ 11,629,782,748
Average amounts sold — in USD ........................................................................................ $ 3,518,484,383
Options
Average value of option contracts purchased ................................................................................ $ 81,579,169
Average value of option contracts written ................................................................................... $ 53,656,714
Average notional value of swaption contracts purchased ......................................................................... $ 6,970,277,435
Average notional value of swaption contracts written ........................................................................... $ 20,354,791,780
Credit default swaps
Average notional value — buy protection ................................................................................... $ 2,691,917,432
Average notional value — sell protection ................................................................................... $ 686,161,016
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... $ 19,959,651,184
Average notional value — receives fixed rate ................................................................................ $ 36,818,279,309
Inflation swaps
Average notional value — pays fixed rate ................................................................................... $ 123,561,997
Average notional value — receives fixed rate ................................................................................ $ 159,487,010
Total return swaps
Average notional value ............................................................................................... $ 1,564,481,272
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ 206,641
Futures contracts .................................................................................... $ 5,577,902 $ 31,203,290
Forward foreign currency exchange contracts ................................................................. 58,884,769 64,296,652
Options
(a)(b)
........................................................................................ 103,026,538 190,315,477
Swaps — centrally cleared .............................................................................. — 8,185,156
Swaps — OTC
(c)
..................................................................................... 105,957,629 56,182,617
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 273,446,838 $ 350,183,192
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(56,039,782) (85,276,814)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 217,407,056 $ 264,906,378
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Statements of Assets and Liabilities and reported in the Consolidated Schedule of
Investments.
(b)
Includes forward settling swaptions.
(c)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
(b)
Net Amount
of Derivative
Assets
(c)(d)
Bank of America NA .............................. $ 17,601,739 $ (3,950,487) $ (11,766,800) $ — $ 1,884,452
Barclays Bank plc ................................ 31,092,195 (29,753,384) — (1,338,811) —
BNP Paribas SA ................................. 31,641,810 (6,155,683) — (1,311,000) 24,175,127
Citibank NA .................................... 22,863,337 (22,863,337) — — —
Citigroup Global Markets, Inc. ........................ 1,160,683 (376,185) — (605,000) 179,498
Credit Suisse International .......................... 2,526,467 (1,346,896) — (1,179,571) —
Deutsche Bank AG ............................... 4,831,037 (3,056,350) — — 1,774,687
Goldman Sachs International ........................ 30,372,167 (30,372,167) — — —
HSBC Bank plc .................................. 1,796,227 (1,796,227) — — —
JPMorgan Chase Bank NA .......................... 35,932,609 (35,932,609) — — —
Merrill Lynch International & Co. ...................... 1,946,582 — — — 1,946,582
Morgan Stanley & Co. International plc .................. 22,965,520 (11,236,192) — (9,085,000) 2,644,328
Natwest Markets plc .............................. 1,421,731 (367,383) — — 1,054,348
Nomura International plc ........................... 440,792 (440,792) — — —
Royal Bank of Canada ............................. 236,808 (233,454) — — 3,354
Societe Generale SA .............................. 5,328 (5,328) — — —
Standard Chartered Bank ........................... 134,765 (134,765) — — —
State Street Bank and Trust Co. ...................... 94,034 (94,034) — — —
Toronto Dominion Bank ............................ 6,211,376 (2,880,871) — — 3,330,505
UBS AG ...................................... 2,836,340 (2,836,340) — — —
Westpac Banking Corp. ............................ 1,295,509 — — — 1,295,509
$ 217,407,056 $ (153,832,484) $ (11,766,800) $ (13,519,382) $ 38,288,390
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
(b)
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(c)(e)
Bank of America NA .............................. $ 3,950,487 $ (3,950,487) $ — $ — $ —
Barclays Bank plc ................................ 29,753,384 (29,753,384) — — —
BNP Paribas SA ................................. 6,155,683 (6,155,683) — — —
Citibank NA .................................... 46,984,638 (22,863,337) (24,121,301) — —
Citigroup Global Markets, Inc. ........................ 376,185 (376,185) — — —
Credit Suisse International .......................... 1,346,896 (1,346,896) — — —
Deutsche Bank AG ............................... 3,056,350 (3,056,350) — — —
Goldman Sachs International ........................ 69,637,887 (30,372,167) (39,265,720) — —
HSBC Bank plc .................................. 2,381,243 (1,796,227) — — 585,016
JPMorgan Chase Bank NA .......................... 69,853,849 (35,932,609) (22,811,439) — 11,109,801
JPMorgan Securities LLC ........................... 1,033,800 — (1,023,407) — 10,393
Morgan Stanley & Co. International plc .................. 11,236,192 (11,236,192) — — —
Natwest Markets plc .............................. 367,383 (367,383) — — —
Nomura International plc ........................... 2,346,864 (440,792) — — 1,906,072
Royal Bank of Canada ............................. 233,454 (233,454) — — —
Societe Generale SA .............................. 39,466 (5,328) — — 34,138
Standard Chartered Bank ........................... 355,064 (134,765) (220,299) — —
State Street Bank and Trust Co. ...................... 3,434,736 (94,034) — — 3,340,702
Toronto Dominion Bank ............................ 2,880,871 (2,880,871) — — —
UBS AG ...................................... 9,481,946 (2,836,340) (6,645,606) — —
$ 264,906,378 $ (153,832,484) $ (94,087,772) $ — $ 16,986,122
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)
Net amount represents the net amount receivable from the counterparty in the event of default.
(e)
Net amount represents the net amount payable due to the counterparty in the event of default.

2023
BlackRock Semi-Annual Report to Shareholders
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Strategic Income Opportunities Portfolio

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities
Bermuda ............................................. $ — $ 24,852,572 $ — $ 24,852,572
Canada ............................................. — 24,138,396 — 24,138,396
Cayman Islands ........................................ — 2,435,374,409 7,569,500 2,442,943,909
France .............................................. — 4,026,352 — 4,026,352
Germany ............................................ — 4,271,926 — 4,271,926
Ireland .............................................. — 227,250,193 — 227,250,193
Italy ................................................ — 17,948,828 — 17,948,828
Jersey, Channel Islands ................................... — 32,233,506 — 32,233,506
Luxembourg .......................................... — 4,245,158 — 4,245,158
Netherlands ........................................... — 3,055,327 — 3,055,327
Portugal ............................................. — 3,060,622 — 3,060,622
Spain ............................................... — 8,766,174 — 8,766,174
United Kingdom ........................................ — 99,973,189 — 99,973,189
United States .......................................... — 2,206,472,917 86,791,994 2,293,264,911
Common Stocks
Canada ............................................. 1,400,039 — 14 1,400,053
France .............................................. — 14,558,096 — 14,558,096
Germany ............................................ 577,261 27,912,380 1,780,141 30,269,782
Japan ............................................... — 46,768,402 — 46,768,402
Netherlands ........................................... 652,104 7,993,942 — 8,646,046
Spain ............................................... — 802,919 — 802,919
Sweden ............................................. — 1,535,154 — 1,535,154
Switzerland ........................................... — 1,426,789 — 1,426,789
United Kingdom ........................................ 8,327,927 14,883,827 27 23,211,781
United States .......................................... 338,637,322 12,824,848 47,581,426 399,043,596
Corporate Bonds
Argentina ............................................ — 11,864,622 — 11,864,622
Australia ............................................. — 52,754,820 33,476,494 86,231,314
Austria .............................................. — 46,755,903 — 46,755,903
Belgium ............................................. — 71,995,594 — 71,995,594
Brazil ............................................... — 49,925,377 — 49,925,377
Canada ............................................. — 206,943,357 17,788,288 224,731,645
Cayman Islands ........................................ — 37,903 — 37,903
Chile ............................................... — 14,569,294 — 14,569,294
China ............................................... — 95,977,145 — 95,977,145
Colombia ............................................ — 54,350,720 — 54,350,720
Costa Rica ........................................... — 1,728,790 — 1,728,790
Cyprus .............................................. — 15,846,559 — 15,846,559
Czech Republic ........................................ — 5,689,207 — 5,689,207
Denmark ............................................. — 11,896,502 — 11,896,502
Dominican Republic ..................................... — 2,471,417 — 2,471,417
Finland .............................................. — 15,860,703 — 15,860,703
France .............................................. — 705,636,106 18,867,939 724,504,045
Germany ............................................ — 829,403,198 20,181,198 849,584,396
Greece .............................................. — 8,650,594 — 8,650,594
Guatemala ........................................... — 7,176,943 — 7,176,943
Hong Kong ........................................... — 9,979,431 — 9,979,431
India ............................................... — 37,427,991 32,285,674 69,713,665
Indonesia ............................................ — 15,458,628 — 15,458,628
Ireland .............................................. — 15,435,660 — 15,435,660
Israel ............................................... — 51,056,881 — 51,056,881
Italy ................................................ — 370,892,253 — 370,892,253
Jamaica ............................................. — 9,044,579 — 9,044,579
Japan ............................................... — 159,246,374 — 159,246,374

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Level 1 Level 2 Level 3 Total
Kuwait .............................................. $ — $ 9,174,703 $ — $ 9,174,703
Luxembourg .......................................... — 205,820,555 — 205,820,555
Macau .............................................. — 11,409,222 — 11,409,222
Malaysia ............................................. — 8,275,348 — 8,275,348
Mexico .............................................. — 75,412,959 — 75,412,959
Morocco ............................................. — 4,260,640 — 4,260,640
Netherlands ........................................... — 303,676,811 — 303,676,811
Nigeria .............................................. — 7,993,819 — 7,993,819
Norway .............................................. — 3,844,229 — 3,844,229
Oman ............................................... — 1,643,742 — 1,643,742
Paraguay ............................................ — 4,752,526 — 4,752,526
Peru ................................................ — 2,628,900 — 2,628,900
Portugal ............................................. — 23,329,529 — 23,329,529
Romania ............................................. — 8,815,892 — 8,815,892
Saudi Arabia .......................................... — 54,339,089 — 54,339,089
Singapore ............................................ — 30,882,992 — 30,882,992
Slovenia ............................................. — 20,388,881 — 20,388,881
South Africa ........................................... — 90,158,648 — 90,158,648
South Korea .......................................... — 13,952,477 — 13,952,477
Spain ............................................... — 417,401,775 — 417,401,775
Sweden ............................................. — 88,876,587 — 88,876,587
Switzerland ........................................... — 250,757,690 1 250,757,691
Tanzania, United Republic Of ............................... — 3,615,788 — 3,615,788
Thailand ............................................. — 8,838,950 — 8,838,950
Turkey .............................................. — 4,328,860 — 4,328,860
Ukraine ............................................. — 16,439,692 — 16,439,692
United Arab Emirates .................................... — 32,381,344 — 32,381,344
United Kingdom ........................................ — 1,178,034,385 — 1,178,034,385
United States .......................................... — 5,646,908,882 280,726,468 5,927,635,350
Zambia .............................................. — 13,695,329 — 13,695,329
Floating Rate Loan Interests
Canada ............................................. — 5,489 — 5,489
European Union ........................................ — — 32,488,576 32,488,576
France .............................................. — 1,878,489 — 1,878,489
Germany ............................................ — 5,462,565 2,232,595 7,695,160
Jersey, Channel Islands ................................... — — 22,298,268 22,298,268
Luxembourg .......................................... — 2,725,167 27,955,356 30,680,523
Mexico .............................................. — — 291,200 291,200
Netherlands ........................................... — 12,012,774 — 12,012,774
Spain ............................................... — — 69,837,789 69,837,789
United Kingdom ........................................ — 27,837,289 89,011,014 116,848,303
United States .......................................... — 406,699,332 610,951,974 1,017,651,306
Foreign Agency Obligations ................................. — 439,140,035 — 439,140,035
Foreign Government Obligations .............................. — 3,334,707,375 — 3,334,707,375
Investment Companies .................................... 1,023,878,593 — — 1,023,878,593
Municipal Bonds ......................................... — 470,215,294 — 470,215,294
Non-Agency Mortgage-Backed Securities
Bermuda ............................................. — 34,079,672 — 34,079,672
Cayman Islands ........................................ — 17,402,071 — 17,402,071
Ireland .............................................. — 51,892,263 — 51,892,263
Italy ................................................ — 19,495,633 — 19,495,633
Netherlands ........................................... — 10,861,546 — 10,861,546
Switzerland ........................................... — 16,998 — 16,998
United Kingdom ........................................ — 196,790,406 — 196,790,406
United States .......................................... — 2,364,228,900 150,183,967 2,514,412,867
Preferred Securities
Brazil ............................................... — — 16,594,139 16,594,139
China ............................................... — — 52,107,621 52,107,621
Germany ............................................ — — 14,243,618 14,243,618
Israel ............................................... — — 21,357,588 21,357,588
Jersey, Channel Islands ................................... — — 11,184,211 11,184,211
Sweden ............................................. — — 6,568,470 6,568,470
United States .......................................... — 46,137,895 236,313,583 282,451,478
U.S. Government Sponsored Agency Securities .................... — 10,344,337,184 9,733,859 10,354,071,043
Fair Value Hierarchy as of Period End (continued)

2023
BlackRock Semi-Annual Report to Shareholders
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Strategic Income Opportunities Portfolio

Level 1 Level 2 Level 3 Total
U.S. Treasury Obligations ................................... $ — $ 4,070,782,963 $ — $ 4,070,782,963
Warrants .............................................. 761,833 17,821 5,879,713 6,659,367
Short-Term Securities
Borrowed Bond Agreements ................................. — 393,492,696 — 393,492,696
Certificates of Deposit ..................................... — 96,997,993 — 96,997,993
Commercial Paper ....................................... — 617,731,702 — 617,731,702
Money Market Funds ...................................... 598,599,589 — — 598,599,589
Options Purchased
Credit contracts .......................................... — 246,988 — 246,988
Equity contracts .......................................... 21,699,436 1,596,597 — 23,296,033
Foreign currency exchange contracts ........................... — 9,633,875 — 9,633,875
Interest rate contracts ...................................... 28,762,444 41,084,679 — 69,847,123
Other contracts .......................................... — 2,519 — 2,519
Unfunded Floating Rate Loan Interests
(a)
.............................. — — 656,922 656,922
Liabilities
Investments
Borrowed Bonds ......................................... — (388,469,059) — (388,469,059)
TBA Sale Commitments .................................... — (6,081,413,803) — (6,081,413,803)
Investment Sold Short
Corporate Bonds ........................................ — (1,706,360) — (1,706,360)
Unfunded Floating Rate Loan Interests
(a)
.............................. — — (774,025) (774,025)
$ 2,023,296,548 $ 33,190,417,709 $ 1,926,165,602 $ 37,139,879,859
Investments valued at NAV
(b)
...................................... 397,241,764
$ —
$ 37,537,121,623
$ —
Derivative Financial Instruments
(c)
Assets
Credit contracts ........................................... $ — $ 16,899,554 $ — $ 16,899,554
Equity contracts ........................................... 509,292 13,946,836 — 14,456,128
Foreign currency exchange contracts ............................ — 58,884,769 — 58,884,769
Interest rate contracts ....................................... 96,492,977 532,587,344 — 629,080,321
Other contracts ........................................... — 607,015 — 607,015
Liabilities
Commodity contracts ....................................... (70,493) — — (70,493)
Credit contracts ........................................... — (45,887,291) — (45,887,291)
Equity contracts ........................................... (14,502,695) (6,410,718) — (20,913,413)
Foreign currency exchange contracts ............................ — (67,071,169) — (67,071,169)
Interest rate contracts ....................................... (77,365,310) (718,320,833) — (795,686,143)
Other contracts ........................................... — (1,221,175) — (1,221,175)
$ 5,063,771 $ (215,985,668) $ — $ (210,921,897)
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
Fair Value Hierarchy as of Period End (continued)

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Asset-
Backed
Securities
Common
Stocks
Corporate
Bonds
Floating
Rate
Loan
Interests
Non-Agency
Mortgage-
Backed
Securities
Options
Purchased
Preferred
Securities
Unfunded
Floating
Rate Loan
Interests
U.S.
Government
Sponsored
Agency
Securities Warrants Total
Investments
Assets/Liabilities
Opening balance, as of December 31, 2022 $ 78,776,696 $ 49,110,433 $ 330,214,740 $ 852,706,468 $ 319,875,783 $ 3,494,268 $ 340,809,432 $ (1,151,914) $ 76,592,805 $ 6,002,568 $ 2,056,431,279
Transfers into Level 3 ............. 3,524,711 — 20,016,311 31,121,019 22,683,771 — — — 3,314,159 — 80,659,971
Transfers out of Level 3 ............ (49,818,001) — — (63,314,569) (178,509,179) — — — (56,171,356) — (347,813,105)
Other
(a)
....................... 36,982,155 — (36,982,155) — — — — — — — —
Accrued discounts/premiums ......... 17,766 — 362,520 1,122,090 (347,688) — — — 76,913 — 1,231,601
Net realized gain (loss) ............ (33,903) (911) 159,002 (3,071,195) (127,407) (4,229,337) — — 2,106,463 — (5,197,288)
Net change in unrealized appreciation
(depreciation)
(b)(c)
.............. 606,296 (1,804,338) (15,888,494) (16,552,732) (3,978,918) 735,069 2,544,648 1,034,811 (2,337,863) (122,855) (35,764,376)
Purchases ..................... 24,999,770 2,056,424 116,360,771 163,750,350 109,724 — 15,015,150 — — — 322,292,189
Sales ........................ (693,996) — (10,916,633) (110,694,659) (9,522,119) — — — (13,847,262) — (145,674,669)
Closing balance, as of June 30, 2023 ...
$ 94,361,494 $ 49,361,608 $ 403,326,062 $ 855,066,772 $ 150,183,967 $ — $ 358,369,230 $ (117,103) $ 9,733,859 $ 5,879,713 $ 1,926,165,602
Net change in unrealized appreciation
(depreciation) on investments still held at
June 30, 2023
(c)
...............
$ 582,009 $ (1,804,338) $ (15,888,494) $ (18,050,985) $ (4,093,809) $ — $ 2 , 544 , 648 $ 1,034,811 $ (266,993) $ (122,855) $ (3 6 , 066 , 006 )
(a)
Certain Level 3 investments were re-classified between Asset-Backed Securities and Corporate Bonds.
(b)
Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.
(c)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2023 is generally due to investments no longer held or categorized as Level 3 at period end.

2023
BlackRock Semi-Annual Report to Shareholders
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Strategic Income Opportunities Portfolio

(a)
A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
See notes to financial statements.
The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Fund’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $363,214,743 . A significant change in the third-party information could result in a significantly lower or higher value of such Level 3 financial instruments.
Value
Valuation
Approach Unobservable Inputs
Range of
Unobservable
Inputs Utilized
(a)
Weighted
Average of
Unobservable
Inputs Based on Fair
Value
Assets
Common Stocks ............................. $ 47,457,387 Market Revenue Multiple 4.00x - 20.00x 10.18x
Volatility 51% - 58% 54%
Time to Exit 1.4- 1.6 years 1.5 years
Corporate Bonds ............................. 372,947,187 Income Discount Rate 5% - 35% 13%
Floating Rate Loan Interests ...................... 778,358,425 Income Discount Rate 4% - 22% 10%
Credit Spread 273-819 426
Estimated Recovery
Value
50% —
Preferred Stocks ............................. 358,369,224 Market Revenue Multiple 0.21x - 29.00x 10.49x
EBIDTAR Multiple 7.50x —
Volatility 49% - 90% 70%
Time to Exit 1.5 - 5.0 years 2.9 years
Market Adjustment
Multiple
0.90x —
Gross Profit Multiple 7.50x - 31.50x 17.20x
Income Discount Rate 13% - 15% 13%
Warrants .................................. 5,818,636 Market Revenue Multiple 3.75x - 29.00x 11.81x
Volatility 51% - 60% 56%
Time to Exit 0.5 - 4.3 years 4.1 years
Discount Rate 35% —
$ 1,562,950,859

Schedule of Investments
(unaudited)
June 30, 2023
BlackRock Sustainable Emerging Markets Flexible Bond Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Corporate Bonds
Brazil — 0.4%
Klabin Austria GmbH, 3.20%
,
01/12/31
(a)
................ USD 200 $ 159,900
Guatemala — 0.4%
Millicom International Cellular SA,
6.25%
,
03/25/29
(a)
........... 180 160,706
Saudi Arabia — 0.9%
Gaci First Investment Co., 5.00%
,
10/13/27
(a)
................ 320 317,921
Total Corporate Bonds — 1.7%
(Cost: $688,472) ................................ 638,527
Foreign Government Obligations
Argentina — 0.7%
Argentine Republic (The)
(b)(c)
3.88%, 01/09/38 ............ 522 183,210
1.50%, 07/09/46 ............ 306 91,542
274,752
Bahrain — 0.5%
Kingdom of Bahrain, 7.75%
,
04/18/35
(d)
200 202,500
Benin — 0.8%
Benin Government Bond, 4.95%
,
01/22/35
(d)
................ EUR 378 290,848
Brazil — 5.7%
Federative Republic of Brazil
10.00%, 01/01/25 ........... BRL 4 848,326
10.00%, 01/01/27 ........... 3 641,509
10.00%, 01/01/29 ........... 3 538,855
10.00%, 01/01/31 ........... 1 121,990
2,150,680
Chile — 3.3%
Bonos Tesoreria Pesos, 4.50%
,
03/01/26 ................. CLP 380,000 460,780
Republic of Chile
5.00%, 10/01/28
(a)(d)
.......... 115,000 140,930
2.55%, 01/27/32 ............ USD 272 231,910
3.10%, 05/07/41 ............ 326 244,050
4.34%, 03/07/42 ............ 200 177,440
1,255,110
China — 1.9%
People's Republic of China
3.03%, 03/11/26 ............ CNY 1,080 151,708
2.85%, 06/04/27 ............ 2,230 311,891
3.02%, 05/27/31 ............ 1,570 221,447
3.72%, 04/12/51 ............ 140 21,441
706,487
Colombia — 5.7%
Republic of Colombia
7.50%, 08/26/26 ............ COP 346,000 77,714
6.00%, 04/28/28 ............ 788,300 161,651
7.75%, 09/18/30 ............ 1,724,200 367,451
7.00%, 03/26/31 ............ 644,500 129,962
3.13%, 04/15/31 ............ USD 200 151,054
3.25%, 04/22/32 ............ 200 147,520
7.00%, 06/30/32 ............ COP 1,373,200 269,200
7.50%, 02/02/34 ............ USD 200 195,522
7.25%, 10/18/34 ............ COP 961,700 185,242
6.25%, 07/09/36 ............ 1,384,300 240,289
Security
Par (000)
Par (000) Value
Colombia (continued)
9.25%, 05/28/42 ............ COP 1,080,400 $ 231,789
2,157,394
Czech Republic — 6.5%
Czech Republic
5.70%, 05/25/24
(a)
........... CZK 8,740 400,592
1.25%, 02/14/25 ............ 8,610 369,826
1.00%, 06/26/26
(a)
........... 10,000 408,425
0.25%, 02/10/27 ............ 2,900 113,137
2.50%, 08/25/28
(a)
........... 5,080 211,230
2.75%, 07/23/29 ............ 4,470 186,587
0.05%, 11/29/29 ............ 5,550 192,698
0.95%, 05/15/30
(a)
........... 5,330 194,837
1.20%, 03/13/31 ............ 5,650 205,505
2.00%, 10/13/33 ............ 4,360 160,956
2,443,793
Dominican Republic — 1.3%
Dominican Republic Government Bond
6.88%, 01/29/26
(a)
........... USD 103 103,698
13.63%, 02/03/33
(d)
.......... DOP 8,000 178,426
5.88%, 01/30/60
(d)
........... USD 250 192,810
474,934
Ecuador — 0.2%
Republic of Ecuador, 2.50%
,
07/31/35
(b)
(c)(d)
..................... 211 72,880
Egypt — 1.2%
Arab Republic of Egypt
(a)
8.50%, 01/31/47 ............ 247 130,816
7.90%, 02/21/48 ............ 600 307,158
437,974
El Salvador — 0.6%
Republic of El Salvador
(a)
7.65%, 06/15/35 ............ 163 95,812
9.50%, 07/15/52 ............ 210 131,466
227,278
Gabon — 0.6%
Gabonese Republic, 7.00%
,
11/24/31
(d)
278 220,507
Ghana — 0.7%
Republic of Ghana
(c)(e)(f)
8.13%, 01/18/26
(a)
........... 249 111,662
8.88%, 05/07/42
(d)
........... 369 150,349
262,011
Guatemala — 0.5%
Republic of Guatemala, 5.38%
,
04/24/32
(a)
................ 200 189,542
Hungary — 4.1%
Hungary Government Bond
6.00%, 11/24/23 ............ HUF 222,040 637,993
5.38%, 03/25/24 ............ USD 16 15,936
3.00%, 06/26/24 ............ HUF 69,920 190,434
1.00%, 11/26/25 ............ 78,480 191,618
5.50%, 06/16/34
(d)
........... USD 275 266,439
4.00%, 04/28/51 ............ HUF 127,540 237,599
1,540,019
Indonesia — 3.4%
Republic of Indonesia
8.25%, 05/15/29 ............ IDR 938,000 68,852
7.00%, 09/15/30 ............ 2,838,000 196,583
6.50%, 02/15/31 ............ 3,870,000 260,452
8.38%, 03/15/34 ............ 7,169,000 549,181

2023
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Sustainable Emerging Markets Flexible Bond Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Indonesia (continued)
7.50%, 06/15/35 ............ IDR 449,000 $ 32,374
4.75%, 07/18/47
(a)
........... USD 200 188,490
1,295,932
Ivory Coast — 0.8%
Republic of Cote d'Ivoire
(a)
6.88%, 10/17/40 ............ EUR 293 242,490
6.63%, 03/22/48 ............ 100 77,096
319,586
Jordan — 0.5%
Hashemite Kingdom of Jordan, 7.50%
,
01/13/29
(d)
................ USD 200 199,470
Kenya — 0.9%
Republic of Kenya
(a)
8.00%, 05/22/32 ............ 200 168,490
8.25%, 02/28/48 ............ 200 152,320
320,810
Malaysia — 2.0%
Malaysia Government Bond
4.37%, 10/31/28 ............ MYR 793 175,337
3.83%, 07/05/34 ............ 2,443 515,424
4.07%, 06/15/50 ............ 325 67,690
758,451
Mexico — 10.1%
United Mexican States
8.00%, 12/07/23 ............ MXN 233 1,341,990
8.00%, 09/05/24 ............ 14 79,672
4.15%, 03/28/27 ............ USD 207 202,699
7.50%, 06/03/27 ............ MXN 70 388,563
2.66%, 05/24/31 ............ USD 200 165,950
7.75%, 05/29/31 ............ MXN 52 289,591
7.75%, 11/23/34 ............ 158 861,566
4.50%, 01/31/50 ............ USD 200 163,224
4.40%, 02/12/52 ............ 200 157,434
5.75%, 10/12/10 ............ 196 174,812
3,825,501
Mongolia — 0.4%
Mongolia International Bond, 4.45%
,
07/07/31
(a)
................ 200 155,428
Morocco — 0.4%
Kingdom of Morocco, 4.00%
,
12/15/50
(a)
................ 200 134,120
Oman — 1.9%
Oman Government Bond
(d)
7.38%, 10/28/32 ............ 352 386,289
7.00%, 01/25/51 ............ 342 338,077
724,366
Panama — 1.6%
Republic of Panama
9.38%, 04/01/29 ............ 84 100,832
6.40%, 02/14/35 ............ 200 208,018
4.50%, 05/15/47 ............ 200 157,692
4.50%, 04/16/50 ............ 200 153,906
620,448
Paraguay — 0.7%
Republic of Paraguay, 6.10%
,
08/11/44
(a)
................ 267 253,370
Security
Par (000)
Par (000) Value
Peru — 1.5%
Republic of Peru
8.20%, 08/12/26 ............ PEN 766 $ 223,686
6.15%, 08/12/32 ............ 875 230,607
5.63%, 11/18/50 ............ USD 98 100,450
554,743
Philippines — 1.1%
Republic of Philippines
1.95%, 01/06/32 ............ 250 199,850
4.20%, 03/29/47 ............ 235 201,874
401,724
Poland — 3.2%
Republic of Poland
2.25%, 10/25/24 ............ PLN 884 207,471
3.75%, 05/25/27 ............ 819 188,102
2.50%, 07/25/27 ............ 935 203,966
2.75%, 04/25/28 ............ 876 189,991
2.75%, 10/25/29 ............ 1,029 215,814
6.00%, 10/25/33 ............ 733 183,054
1,188,398
Qatar — 1.5%
State of Qatar
(a)
3.25%, 06/02/26 ............ USD 200 191,428
4.40%, 04/16/50 ............ 413 374,901
566,329
Romania — 2.7%
Romania Government Bond
2.75%, 02/26/26
(a)
........... EUR 187 193,407
3.25%, 06/24/26 ............ RON 540 108,632
4.15%, 01/26/28 ............ 715 141,945
3.00%, 02/14/31
(a)
........... USD 110 91,031
6.70%, 02/25/32 ............ RON 650 141,942
6.13%, 01/22/44
(a)
........... USD 200 192,316
4.00%, 02/14/51
(a)
........... 206 146,606
1,015,879
Saudi Arabia — 2.1%
Kingdom of Saudi Arabia
5.00%, 01/18/53
(d)
........... 435 402,397
5.00%, 01/18/53
(a)
........... 200 185,010
3.45%, 02/02/61
(a)
........... 287 201,393
788,800
Senegal — 0.4%
Republic of Senegal, 6.25%
,
05/23/33
(a)
200 166,820
Serbia — 0.4%
Republic of Serbia, 2.13%
,
12/01/30
(a)
200 153,078
South Africa — 6.9%
Republic of South Africa
10.50%, 12/21/26 ........... ZAR 8,981 495,633
8.00%, 01/31/30 ............ 12,905 605,729
5.88%, 06/22/30 ............ USD 400 365,340
7.00%, 02/28/31 ............ ZAR 4,768 202,752
8.25%, 03/31/32 ............ 2,743 122,612
5.88%, 04/20/32 ............ USD 200 177,132
8.88%, 02/28/35 ............ ZAR 4,965 215,995
8.50%, 01/31/37 ............ 4,519 183,548
9.00%, 01/31/40 ............ 2,412 98,426
8.75%, 02/28/48 ............ 3,425 132,071
2,599,238

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Sustainable Emerging Markets Flexible Bond Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Sri Lanka — 0.4%
Democratic Socialist Republic of Sri
Lanka, 7.85%
,
03/14/29
(a)(c)(e)(f)
... USD 361 $ 158,028
Trinidad and Tobago — 0.5%
Republic of Trinidad & Tobago, 4.50%
,
08/04/26
(a)
................ 200 193,950
Turkey — 1.1%
Republic of Turkey
5.25%, 03/13/30 ............ 228 186,794
9.38%, 01/19/33 ............ 225 225,281
412,075
Ukraine — 1.3%
Ukraine Government Bond
(a)(c)(e)(f)
7.75%, 09/01/27 ............ 244 57,718
7.75%, 09/01/28 ............ 142 33,819
7.38%, 09/25/34 ............ 620 143,220
7.75%, 08/01/41 ............ 606 241,491
476,248
United Arab Emirates — 1.0%
UAE International Government Bond,
4.95%
,
07/07/52
(d)
........... 380 375,410
Zambia — 0.3%
Republic of Zambia, 8.50%
,
04/14/24
(a)
(c)(e)(f)
.................... 200 115,908
Total Foreign Government Obligations — 81.4%
(Cost: $32,748,410) .............................. 30,680,819
U.S. Treasury Obligations
U.S. Treasury Notes
1.38%, 09/30/23 ............ 221 218,605
1.63%, 10/31/23 ............ 1,853 1,830,943
2.50%, 04/30/24 ............ 1,164 1,135,828
Total U.S. Treasury Obligations — 8.5%
(Cost: $3,201,702) .............................. 3,185,376
Total Long-Term Investments — 91.6%
(Cost: $36,638,584) .............................. 34,504,722
Security
Par (000)
Pa r (000) Value
Short-Term Securities
Foreign Government Obligations — 0.5%
Czech Republic - 0.5%
Czech Republic, 5.73%
,
12/12/24
(g)
.. CZK 4,520 $ 191,309
Total Foreign Government Obligations — 0.5%
(Cost: $187,967) ................................ 191,309
Time Deposits — 0.0%
Norway — 0.0%
Brown Brothers Harriman & Co.,
2.60%, 07/03/23 ............ NOK 25 2,302
South Africa — 0.0%
Brown Brothers Harriman & Co.,
6.17%, 07/03/23 ............ ZAR 20 1,049
United Kingdom — 0.0%
Skandinaviska Enskilda Banken AB,
3.92%, 07/03/23 ............ GBP 1 1,447
United States — 0.0%
Citibank NA, 5.07%, 07/03/23 ..... USD 4 3,702
Total Time Deposits — 0.0%
(Cost: $8,500) ................................. 8,500
U.S. Treasury Obligations — 2.9%
U.S. Treasury Bills, 5.33% ,  11/24/23
(g)
1,111 1,088,266
Total U.S. Treasury Obligations — 2.9%
(Cost: $1,087,932) .............................. 1,088,266
Total Short-Term Securities — 3.4%
(Cost: $1,284,399) .............................. 1,288,075
Total Options Purchased — 0.0%
(Cost: $4,134 ) ................................. 5,136
Total Investments — 95.0%
(Cost: $37,927,117) .............................. 35,797,933
Other Assets Less Liabilities — 5.0% ................... 1,892,953
Net Assets — 100.0% .............................. $ 37,690,886
(a)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)
Issuer filed for bankruptcy and/or is in default.
(f)
Non-income producing security.
(g)
Rates are discount rates or a range of discount rates as of period end.

2023
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Sustainable Emerging Markets Flexible Bond Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro-Buxl ............................................................... 1 09/07/23 $ 152 $ 4,511
U.S. Treasury 10-Year Note ................................................... 11 09/20/23 1,235 (20,875)
U.S. Treasury Ultra Bond ..................................................... 1 09/20/23 137 1,553
Long Gilt ................................................................ 1 09/27/23 121 261
U.S. Treasury 5-Year Note .................................................... 4 09/29/23 429 (7,068)
(21,618)
Short Contracts
Euro-Bund .............................................................. 2 09/07/23 292 758
Euro-Schatz ............................................................. 4 09/07/23 458 3,805
Japan 10-Year Bond ........................................................ 2 09/12/23 2,059 (9,701)
U.S. Treasury 2-Year Note .................................................... 4 09/29/23 814 10,560
5,422
$ (16,196)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
BRL 4,827,526 USD 972,192 BNP Paribas SA 07/05/23 $ 36,021
BRL 3,086,469 USD 634,697 Deutsche Bank AG 07/05/23 9,902
BRL 906,328 USD 186,870 JPMorgan Chase Bank NA 07/05/23 2,413
AUD 277,900 USD 181,353 JPMorgan Chase Bank NA 07/13/23 3,812
CZK 550,000 USD 24,918 JPMorgan Chase Bank NA 07/13/23 318
EUR 40,000 USD 42,912 Natwest Markets plc 07/13/23 753
EUR 15,000 USD 16,171 Royal Bank of Canada 07/13/23 203
GBP 10,000 USD 12,558 Bank of America NA 07/13/23 143
GBP 220,409 USD 274,465 BNP Paribas SA 07/13/23 5,468
GBP 219,199 USD 273,905 Citibank NA 07/13/23 4,492
GBP 174,670 USD 220,412 JPMorgan Chase Bank NA 07/13/23 1,430
GBP 588,142 USD 741,418 Morgan Stanley & Co. International plc 07/13/23 5,558
GBP 5,000 USD 6,264 Royal Bank of Canada 07/13/23 86
GBP 40,000 USD 49,925 UBS AG 07/13/23 877
HUF 3,750,000 USD 10,745 Bank of America NA 07/13/23 214
HUF 2,715,000 USD 7,758 Citibank NA 07/13/23 177
HUF 3,920,000 USD 11,097 Goldman Sachs International 07/13/23 360
HUF 5,060,000 USD 14,438 JPMorgan Chase Bank NA 07/13/23 350
HUF 3,720,000 USD 10,655 Societe Generale SA 07/13/23 217
HUF 3,720,000 USD 10,598 State Street Bank and Trust Co. 07/13/23 274
INR 22,869,436 USD 277,690 JPMorgan Chase Bank NA 07/13/23 815
JPY 27,291,442 USD 188,558 JPMorgan Chase Bank NA 07/13/23 807
KRW 201,340,750 USD 152,423 JPMorgan Chase Bank NA 07/13/23 422
KRW 477,931,049 USD 360,850 Standard Chartered Bank 07/13/23 1,967
MXN 2,110,000 USD 120,720 State Street Bank and Trust Co. 07/13/23 2,357
NZD 292,991 USD 179,310 Bank of New York Mellon 07/13/23 491
PHP 1,305,720 USD 23,345 Barclays Bank plc 07/13/23 269
PLN 85,000 USD 20,148 JPMorgan Chase Bank NA 07/13/23 749
PLN 3,544,136 USD 849,560 Morgan Stanley & Co. International plc 07/13/23 21,750
PLN 35,000 USD 8,232 State Street Bank and Trust Co. 07/13/23 373
USD 111,115 AUD 166,385 Royal Bank of Canada 07/13/23 253
USD 177,134 CNY 1,220,043 Bank of America NA 07/13/23 9,206
USD 8,453 CNY 60,000 Royal Bank of Canada 07/13/23 195
USD 1,050,953 CZK 22,507,802 HSBC Bank plc 07/13/23 18,205
USD 1,733,000 EUR 1,576,274 Goldman Sachs International 07/13/23 12,304
USD 375,246 GBP 293,102 JPMorgan Chase Bank NA 07/13/23 2,988
USD 11,373 HUF 3,840,000 Bank of America NA 07/13/23 151

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Sustainable Emerging Markets Flexible Bond Fund
Schedules of Investments

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 73,688 JPY 10,163,293 Bank of New York Mellon 07/13/23 $ 3,168
USD 294,378 JPY 41,612,832 Barclays Bank plc 07/13/23 5,643
USD 182,028 JPY 25,277,062 BNP Paribas SA 07/13/23 6,640
USD 364,986 JPY 50,040,624 JPMorgan Chase Bank NA 07/13/23 17,774
USD 552,456 KRW 722,425,748 Standard Chartered Bank 07/13/23 4,033
USD 266,543 NZD 424,770 JPMorgan Chase Bank NA 07/13/23 5,871
USD 285,117 NZD 450,728 UBS AG 07/13/23 8,515
USD 196,066 PLN 790,000 UBS AG 07/13/23 1,848
USD 109,696 THB 3,792,677 HSBC Bank plc 07/13/23 2,643
USD 162,971 TRY 3,622,184 Goldman Sachs International 07/13/23 23,968
USD 539,283 ZAR 10,058,776 Goldman Sachs International 07/13/23 5,261
BRL 366,400 USD 75,075 BNP Paribas SA 08/02/23 1,035
BRL 3,923,785 USD 802,763 Citibank NA 08/02/23 12,294
USD 767,425 HKD 5,978,856 Citibank NA 09/15/23 3,148
248,211
USD 867,244 BRL 4,340,261 BNP Paribas SA 07/05/23 (39,205)
USD 806,849 BRL 3,923,785 Citibank NA 07/05/23 (12,621)
USD 111,661 BRL 556,277 JPMorgan Chase Bank NA 07/05/23 (4,515)
AUD 280,000 USD 186,778 Toronto Dominion Bank 07/13/23 (214)
CHF 709,535 USD 800,508 State Street Bank and Trust Co. 07/13/23 (7,139)
CLP 142,107,156 USD 177,578 Bank of America NA 07/13/23 (495)
CLP 146,204,806 USD 183,580 BNP Paribas SA 07/13/23 (1,390)
CNY 70,000 USD 9,868 Bank of America NA 07/13/23 (233)
CNY 668,734 USD 93,263 BNP Paribas SA 07/13/23 (1,217)
CNY 60,000 USD 8,440 HSBC Bank plc 07/13/23 (181)
CNY 2,720,766 USD 376,101 JPMorgan Chase Bank NA 07/13/23 (1,611)
EUR 335,861 USD 369,034 Deutsche Bank AG 07/13/23 (2,401)
EUR 168,953 USD 185,752 Goldman Sachs International 07/13/23 (1,319)
HUF 4,190,000 USD 12,352 Bank of America NA 07/13/23 (107)
IDR 10,400,924,203 USD 703,526 Goldman Sachs International 07/13/23 (12,093)
JPY 1,300,000 USD 9,364 Commonwealth Bank of Australia 07/13/23 (344)
JPY 90,596,898 USD 677,164 HSBC Bank plc 07/13/23 (48,547)
JPY 35,387,900 USD 254,507 Standard Chartered Bank 07/13/23 (8,964)
KRW 244,055,901 USD 187,851 BNP Paribas SA 07/13/23 (2,578)
KRW 11,096,331 USD 8,654 Standard Chartered Bank 07/13/23 (230)
KRW 32,057,618 USD 25,006 UBS AG 07/13/23 (670)
MYR 5,009,895 USD 1,131,975 Barclays Bank plc 07/13/23 (52,486)
NZD 290,579 USD 182,824 JPMorgan Chase Bank NA 07/13/23 (4,502)
NZD 291,928 USD 185,659 Natwest Markets plc 07/13/23 (6,510)
RON 746,393 USD 166,094 Morgan Stanley & Co. International plc 07/13/23 (1,858)
THB 6,309,949 USD 182,950 Goldman Sachs International 07/13/23 (4,844)
THB 86,145,379 USD 2,566,416 Standard Chartered Bank 07/13/23 (134,850)
TRY 3,622,184 USD 158,903 Goldman Sachs International 07/13/23 (19,899)
TWD 261,817 USD 8,573 Goldman Sachs International 07/13/23 (170)
USD 73,934 AUD 111,532 BNP Paribas SA 07/13/23 (380)
USD 186,584 AUD 283,615 UBS AG 07/13/23 (2,389)
USD 705,028 CAD 943,456 JPMorgan Chase Bank NA 07/13/23 (7,233)
USD 73,693 CHF 66,610 Standard Chartered Bank 07/13/23 (787)
USD 180,742 CLP 146,197,033 BNP Paribas SA 07/13/23 (1,438)
USD 108,781 CLP 87,590,763 UBS AG 07/13/23 (369)
USD 111,666 COP 491,004,269 Bank of America NA 07/13/23 (5,731)
USD 256,389 COP 1,184,637,944 BNP Paribas SA 07/13/23 (26,853)
USD 261,739 COP 1,175,588,138 Citibank NA 07/13/23 (19,339)
USD 167,141 COP 722,570,465 Deutsche Bank AG 07/13/23 (5,623)
USD 182,837 CZK 4,070,000 Deutsche Bank AG 07/13/23 (3,911)
USD 366,791 EUR 337,259 BNP Paribas SA 07/13/23 (1,368)
USD 21,573 EUR 20,000 Deutsche Bank AG 07/13/23 (260)
USD 21,625 EUR 20,000 State Street Bank and Trust Co. 07/13/23 (208)
USD 377,622 EUR 346,574 Toronto Dominion Bank 07/13/23 (706)
USD 109,814 GBP 87,665 Bank of New York Mellon 07/13/23 (1,526)
USD 24,957 GBP 20,000 Societe Generale SA 07/13/23 (444)
USD 256,526 GBP 205,782 Standard Chartered Bank 07/13/23 (4,830)

2023
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Sustainable Emerging Markets Flexible Bond Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 10,792 HUF 3,790,000 Bank of America NA 07/13/23 $ (284)
USD 8,449 HUF 2,950,000 Citibank NA 07/13/23 (172)
USD 308,581 HUF 106,523,122 Goldman Sachs International 07/13/23 (2,737)
USD 44,554 HUF 15,520,000 State Street Bank and Trust Co. 07/13/23 (803)
USD 10,652 HUF 3,720,000 UBS AG 07/13/23 (220)
USD 278,427 INR 22,869,436 Citibank NA 07/13/23 (78)
USD 391,904 MXN 6,956,523 Citibank NA 07/13/23 (13,871)
USD 37,057 MXN 655,614 Morgan Stanley & Co. International plc 07/13/23 (1,185)
USD 604,076 MXN 10,856,812 State Street Bank and Trust Co. 07/13/23 (29,204)
USD 57,272 PEN 212,987 Barclays Bank plc 07/13/23 (1,394)
USD 188,972 PHP 10,516,281 Goldman Sachs International 07/13/23 (1,216)
USD 110,181 PLN 460,378 Goldman Sachs International 07/13/23 (3,001)
USD 9,545 PLN 40,000 JPMorgan Chase Bank NA 07/13/23 (289)
USD 357,398 ZAR 6,907,569 Barclays Bank plc 07/13/23 (9,326)
USD 40,159 ZAR 781,900 HSBC Bank plc 07/13/23 (1,352)
ZAR 6,673,253 USD 357,774 Goldman Sachs International 07/13/23 (3,490)
ZAR 470,000 USD 25,520 Morgan Stanley & Co. International plc 07/13/23 (568)
USD 631,534 BRL 3,086,469 Deutsche Bank AG 08/02/23 (9,594)
HKD 2,891,239 USD 371,119 Goldman Sachs International 09/15/23 (1,531)
HKD 3,087,617 USD 396,087 HSBC Bank plc 09/15/23 (1,397)
(536,300)
$ (288,089)
OTC Barrier Options Purchased
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Put
EUR Currency ............... Up and In BNP Paribas SA 11/29/23 USD 1.07 USD 1.12 EUR 3,250 $ 5,136
$ –
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
iTraxx Asia ex-Japan Investment Grade Index
Series 39.V1 ..................... 1.00 % Quarterly 06/20/28 USD 774 $ 5,603 $ 12,403 $ (6,800)
iTraxx Europe Crossover Index Series 39.V1 . 5.00 Quarterly 06/20/28 EUR 337 (15,143) (3,314) (11,829)
Markit CDX North American Emerging Markets
Index Series 39.V1 ................ 1.00 Quarterly 06/20/28 USD 979 46,423 64,212 (17,789)
$ 36,883 $ 73,301 $ (36,418)
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
28-day MXIBTIIE Monthly 9.84% Monthly N/A 01/27/25 MXN 10,150 $ (3,567) $ — $ (3,567)
28-day MXIBTIIE Monthly 8.43% Monthly N/A 01/19/28 MXN 8,836 (439) — (439)
28-day MXIBTIIE Monthly 8.50% Monthly N/A 01/24/28 MXN 4,480 607 — 607
1-day SONIA Annual 4.49% Annual N/A 05/24/28 GBP 255 (8,750) 50 (8,800)
3.82% Annual 1-day SOFR Annual N/A 05/24/28 USD 471 2,843 (6,042) 8,885
3-mo. JIBAR Quarterly 9.00% Quarterly 09/20/23
(a)
09/20/28 ZAR 3,669 1,769 — 1,769

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Sustainable Emerging Markets Flexible Bond Fund
Schedules of Investments

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
7.71% Annual 6-mo. BUBOR Semi-Annual 09/20/23
(a)
09/20/33 HUF 47,892 $ (9,458) $ — $ (9,458)
$ (16,995) $ (5,992) $ (11,003)
(a)
Forward swap.
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Federative Republic of Brazil .. 1.00 % Quarterly BNP Paribas SA 06/20/28 USD 319 $ 10,434 $ 23,081 $ (12,647)
Republic of Korea ......... 1.00 Quarterly Barclays Bank plc 06/20/28 USD 787 (23,872) (18,867) (5,005)
Republic of Korea ......... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 USD 241 (7,316) (5,857) (1,459)
Republic of Korea ......... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 USD 603 (18,291) (14,644) (3,647)
Republic of Korea ......... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 USD 289 (8,779) (7,074) (1,705)
Republic of Turkey ......... 1.00 Quarterly Bank of America NA 06/20/28 USD 340 51,019 56,643 (5,624)
Republic of Turkey ......... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 USD 110 16,511 19,753 (3,242)
Republic of Turkey ......... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 USD 60 9,006 11,686 (2,680)
Republic of Turkey ......... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 USD 120 18,012 25,192 (7,180)
$ – $ – $ –
$ 46,724 $ 89,913 $ (43,189)
$ – $ – $ –
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day
BZDIOVER At Termination 11.99% At Termination JPMorgan Chase Bank NA 01/02/25 BRL 5,945 $ 17,105 $ — $ 17,105
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0.05%
1-day SOFR ......................................... Secured Overnight Financing Rate 5.07
1-day SONIA ......................................... Sterling Overnight Index Average 4.93
28-day MXIBTIIE ...................................... Mexico Interbank TIIE 28-Day 11.50
3-mo. JIBAR ......................................... Johannesburg Interbank Average Rate 8.50
6-mo. BUBOR ........................................ Budapest Interbank Offered Rate 14.57
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps and OTC Swaps
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
Centrally Cleared Swaps
(a)
.......................................................... $ 76,665 $ (9,356) $ 11,261 $ (58,682)
OTC Swaps ................................................................... 136,355 (46,442) 17,105 (43,189)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

2023
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Sustainable Emerging Markets Flexible Bond Fund

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 21,448 $ — $ 21,448
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 248,211 — — 248,211
Options purchased
Investments at value — unaffiliated
(b)
............ — — — 5,136 — — 5,136
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — — — — 11,261 — 11,261
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 136,355 — — 17,105 — 153,460
$ — $ 136,355 $ — $ 253,347 $ 49,814 $ — $ 439,516
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 37,644 $ — $ 37,644
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 536,300 — — 536,300
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — 36,418 — — 22,264 — 58,682
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 89,631 — — — — 89,631
$ — $ 126,049 $ — $ 536,300 $ 59,908 $ — $ 722,257
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and
Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes options purchased at value as reported in the Schedule of Investments.
For the period ended June 30, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ — $ — $ (38,380) $ — $ (38,380)
Forward foreign currency exchange contracts .... — — — (230,272) — — (230,272)
Options purchased
(a)
..................... — — — (11,257) — — (11,257)
Options written ........................ — — — 42,650 28,106 — 70,756
Swaps .............................. — (51,228) — — (17,097) — (68,325)
$ — $ (51,228) $ — $ (198,879) $ (27,371) $ — $ (277,478)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ — $ — $ 61,388 $ — $ 61,388
Forward foreign currency exchange contracts .... — — — (297,004) — — (297,004)
Options purchased
(b)
..................... — — — 3,808 — — 3,808
Options written ........................ — — — (7,244) — — (7,244)
Swaps .............................. — (36,780) — — (13,220) — (50,000)
$ — $ (36,780) $ — $ (300,440) $ 48,168 $ — $ (289,052)
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Sustainable Emerging Markets Flexible Bond Fund
Schedules of Investments

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 1,931,860
Average notional value of contracts — short ................................................................................. $ 4,777,944
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... $ 18,378,239
Average amounts sold — in USD ........................................................................................ $ 20,022,061
Options
Average value of option contracts purchased ................................................................................ $ 3,331
Average value of option contracts written ................................................................................... $ 37,278
Credit default swaps
Average notional value — buy protection ................................................................................... $ 3,991,141
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... $ 425,544
Average notional value — receives fixed rate ................................................................................ $ 3,541,210
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 5,429 $ 834
Forward foreign currency exchange contracts ................................................................. 248,211 536,300
Options
(a)
......................................................................................... 5,136 —
Swaps — centrally cleared .............................................................................. — 12,632
Swaps — OTC
(b)
..................................................................................... 153,460 89,631
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 412,236 $ 639,397
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(5,429) (13,466)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 406,807 $ 625,931
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Statements of Assets and Liabilities and reported in the Schedule of Investments.
(b)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(b)(c)
Bank of America NA .............................. $ 66,357 $ (12,474) $ — $ — $ 53,883
Bank of New York Mellon ........................... 3,659 (1,526) — — 2,133
Barclays Bank plc ................................ 5,912 (5,912) — — —
BNP Paribas SA ................................. 77,381 (77,381) — — —
Citibank NA .................................... 20,111 (20,111) — — —
Deutsche Bank AG ............................... 9,902 (9,902) — — —
Goldman Sachs International ........................ 41,893 (41,893) — — —
HSBC Bank plc .................................. 20,848 (20,848) — — —
JPMorgan Chase Bank NA .......................... 111,485 (65,638) — — 45,847
Morgan Stanley & Co. International plc .................. 27,308 (3,611) — — 23,697
Natwest Markets plc .............................. 753 (753) — — —
Royal Bank of Canada ............................. 737 — — — 737
Societe Generale SA .............................. 217 (217) — — —
Standard Chartered Bank ........................... 6,000 (6,000) — — —
State Street Bank and Trust Co. ...................... 3,004 (3,004) — — —
UBS AG ...................................... 11,240 (3,648) — — 7,592
$ 406,807 $ (272,918) $ — $ — $ 133,889

2023
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Sustainable Emerging Markets Flexible Bond Fund

Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(b)(d)
Bank of America NA .............................. $ 12,474 $ (12,474) $ — $ — $ —
Bank of New York Mellon ........................... 1,526 (1,526) — — —
Barclays Bank plc ................................ 87,078 (5,912) — — 81,166
BNP Paribas SA ................................. 87,076 (77,381) — — 9,695
Citibank NA .................................... 46,081 (20,111) — — 25,970
Commonwealth Bank of Australia ..................... 344 — — — 344
Deutsche Bank AG ............................... 21,789 (9,902) — — 11,887
Goldman Sachs International ........................ 50,300 (41,893) — — 8,407
HSBC Bank plc .................................. 51,477 (20,848) — — 30,629
JPMorgan Chase Bank NA .......................... 65,638 (65,638) — — —
Morgan Stanley & Co. International plc .................. 3,611 (3,611) — — —
Natwest Markets plc .............................. 6,510 (753) — — 5,757
Societe Generale SA .............................. 444 (217) — — 227
Standard Chartered Bank ........................... 149,661 (6,000) — — 143,661
State Street Bank and Trust Co. ...................... 37,354 (3,004) — — 34,350
Toronto Dominion Bank ............................ 920 — — — 920
UBS AG ...................................... 3,648 (3,648) — — —
$ 625,931 $ (272,918) $ — $ — $ 353,013
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.
(d)
Net amount represents the net amount payable due to the counterparty in the event of default.

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Sustainable Emerging Markets Flexible Bond Fund
Schedules of Investments

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Corporate Bonds ........................................ $ — $ 638,527 $ — $ 638,527
Foreign Government Obligations .............................. — 30,680,819 — 30,680,819
U.S. Treasury Obligations ................................... — 3,185,376 — 3,185,376
Short-Term Securities
Foreign Government Obligations .............................. — 191,309 — 191,309
Time Deposits .......................................... — 8,500 — 8,500
U.S. Treasury Obligations ................................... — 1,088,266 — 1,088,266
Options Purchased
Foreign currency exchange contracts ........................... — 5,136 — 5,136
$ — $ 35,797,933 $ — $ 35,797,933
Derivative Financial Instruments
(a)
Assets
Foreign currency exchange contracts ............................ $ — $ 248,211 $ — $ 248,211
Interest rate contracts ....................................... 21,448 28,366 — 49,814
Liabilities
Credit contracts ........................................... — (79,607) — (79,607)
Foreign currency exchange contracts ............................ — (536,300) — (536,300)
Interest rate contracts ....................................... (37,644) (22,264) — (59,908)
$ (16,196) $ (361,594) $ — $ (377,790)
(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statements of Assets and Liabilities
(unaudited)
June 30, 2023
2023
BlackRock Semi-Annual Report to Shareholders

BlackRock
Strategic Income
Opportunities
Portfolio
(a)
BlackRock
Sustainable
Emerging
Markets Flexible
Bond Fund
ASSETS
Investments, at value — unaffiliated
(b) (c)
........................................................................ $ 42,576,753,289 $ 35,797,933
Investments, at value — affiliated
(d)
........................................................................... 1,432,074,659 —
Cash   .............................................................................................. 33,276,126 1,191,021
Cash pledged:
Collateral — borrowed bond agreements ...................................................................... 3,822,806 —
Collateral — OTC derivatives ............................................................................. 10,271,000 —
Collateral — TBA commitments ............................................................................ 660,000 —
Futures contracts ..................................................................................... 318,069,000 74,000
Centrally cleared swaps ................................................................................. 235,800,000 139,000
Foreign currency, at value
(e)
................................................................................ 157,422,578 226,379
Receivables: – –
Investments sold ..................................................................................... 1,575,770,394 80,026
Securities lending income — affiliated ....................................................................... 133,153 —
TBA sale commitments ................................................................................. 6,110,356,204 —
Capital shares sold .................................................................................... 174,012,371 50,373
Dividends — unaffiliated ................................................................................ 329,928 —
Dividends — affiliated .................................................................................. 2,972,467 —
Interest — unaffiliated .................................................................................. 320,630,233 685,323
From the Manager .................................................................................... — 8,881
Variation margin on futures contracts ........................................................................ 5,577,902 5,429
Swap premiums paid .................................................................................... 52,643,486 136,355
Unrealized appreciation on: – –
Forward foreign currency exchange contracts .................................................................. 58,884,769 248,211
OTC swaps ......................................................................................... 53,314,143 17,105
Unfunded floating rate loan interests ........................................................................ 656,922 —
Prepaid expenses ...................................................................................... 1,264,777 50,225
Total assets ..........................................................................................
53,124,696,207 38,710,261
LIABILITIES
Investments sold short, at value
(f)
............................................................................ 1,706,360 —
Due to broker ......................................................................................... — 14,282
Cash received:
Collateral — borrowed bond agreements ...................................................................... 5,100,345 —
Collateral — OTC derivatives ............................................................................. 23,261,000 —
Collateral — TBA commitments ............................................................................ 12,794,370 —
Borrowed bonds, at value
(g)
................................................................................ 388,469,059 —
Collateral on securities loaned .............................................................................. 364,667,697 —
Options written, at value
(h)
................................................................................. 190,315,477 —
TBA sale commitments, at value
(i)
............................................................................ 6,081,413,803 —
Payables: – –
Investments purchased ................................................................................. 9,888,991,726 11,849
Swaps   ........................................................................................... 3,349,305 —
Bank borrowings ..................................................................................... 116,777,033 —
Accounting services fees ................................................................................ 741,020 25,414
Dividends on short sales ................................................................................ 204,193 —
Administration fees .................................................................................... 1,515,556 —
Capital shares redeemed ................................................................................ 85,288,877 51,016
Custodian fees ....................................................................................... 786,883 37,343
Deferred foreign capital gain tax ........................................................................... 839,675 1,554
Income dividend distributions ............................................................................. 15,277,622 132,182
Interest expense ..................................................................................... 5,465,604 —
Investment advisory fees ................................................................................ 13,170,607 —
Trustees' and Officer's fees .............................................................................. 383,103 877
Other affiliate fees .................................................................................... 51,924 810
Printing and postage fees ............................................................................... 178,726 46,456
Professional fees ..................................................................................... 120,674 43,769
Registration fees ..................................................................................... — 2,432
Service and distribution fees .............................................................................. 342,672 1,072
Transfer agent fees ................................................................................... 6,756,029 9,745
Other accrued expenses ................................................................................ 218,814 1,177
Variation margin on futures contracts ........................................................................ 31,203,290 834
Variation margin on centrally cleared swaps ................................................................... 8,185,156 12,632

Statements of Assets and Liabilities
(unaudited) (continued)
June 30, 2023

Financial Statements
See notes to financial statements.
BlackRock
Strategic Income
Opportunities
Portfolio
(a)
BlackRock
Sustainable
Emerging
Markets Flexible
Bond Fund
Swap premiums received ................................................................................. 17,318,970 46,442
Unrealized depreciation on: – –
Forward foreign currency exchange contracts .................................................................. 64,296,652 536,300
OTC swaps ......................................................................................... 38,863,647 43,189
Unfunded floating rate loan interests ........................................................................ 774,025 —
Total liabilities .........................................................................................
17,368,829,894 1,019,375
Commitments and contingent liabilities — —
NET ASSETS .........................................................................................
$ 35,755,866,313 $ 37,690,886
NET ASSETS CONSIST OF:
Paid-in capital ......................................................................................... $ 40,327,270,212 $ 62,204,432
Accumulated loss ...................................................................................... (4,571,403,899) (24,513,546)
NET ASSETS .........................................................................................
$ 35,755,866,313 $ 37,690,886
(a)
  Consolidated Statement of Assets and Liabilities.
(b)
  Investments, at cost — unaffiliated ......................................................................... $ 44,183,022,899 $ 37,927,117
(c)
  Securities loaned, at value ............................................................................... $ 358,231,182 $ —
(d)
  Investments, at cost — affiliated ........................................................................... $ 1,421,534,370 $ —
(e)
  Foreign currency, at cost ................................................................................ $ 164,339,460 $ 227,477
(f)
  Proceeds received from short sales ........................................................................ $ 1,716,444 $ —
(g)
  Proceeds received from borrowed bonds ..................................................................... $ 424,469,659 $ —
(h)
  Premiums received ................................................................................... $ 152,909,082 $ —
(i)
  Proceeds received from TBA sale commitments ................................................................. $ 6,110,356,204 $ —

Statements of Assets and Liabilities
(unaudited) (continued)
June 30, 2023
2023
BlackRock Semi-Annual Report to Shareholders

See notes to financial statements.
BlackRock
Strategic Income
Opportunities
Portfolio
(a)
BlackRock
Sustainable
Emerging Markets
Flexible Bond Fund
NET ASSET VALUE
Institutional
Net assets ..........................................................................................
$ 24,525,834,452 $ 6,831,075
Shares outstanding ...................................................................................
2,670,949,008 1,011,164
Net asset value ......................................................................................
$ 9.18 $ 6.76
Shares authorized ....................................................................................
Unlimited Unlimited
Par value ..........................................................................................
$ 0.001 $ 0.001
Investor A
Net assets ..........................................................................................
$ 1,012,352,948 $ 4,728,287
Shares outstanding ...................................................................................
110,295,874 699,963
Net asset value ......................................................................................
$ 9.18 $ 6.76
Shares authorized ....................................................................................
Unlimited Unlimited
Par value ..........................................................................................
$ 0.001 $ 0.001
Investor C
Net assets ..........................................................................................
$ 111,323,230 $ 167,715
Shares outstanding ...................................................................................
12,133,002 24,817
Net asset value ......................................................................................
$ 9.18 $ 6.76
Shares authorized ....................................................................................
Unlimited Unlimited
Par value ..........................................................................................
$ 0.001 $ 0.001
Class K
Net assets ..........................................................................................
$ 10,106,355,683 $ 25,963,809
Shares outstanding ...................................................................................
1,099,824,708 3,842,919
Net asset value ......................................................................................
$ 9.19 $ 6.76
Shares authorized ....................................................................................
Unlimited Unlimited
Par value ..........................................................................................
$ 0.001 $ 0.001

Statements of Operations
(unaudited)

Six Months Ended June 30, 2023

Financial Statements
BlackRock
Strategic
Income
Opportunities
Portfolio
(a)
BlackRock
Sustainable
Emerging
Markets Flexible
Bond Fund
INVESTMENT INCOME – –
Dividends — unaffiliated ................................................................................ $ 16,904,061 $ —
Dividends — affiliated .................................................................................. 31,003,786 —
Interest — unaffiliated .................................................................................. 945,848,072 1,171,044
Securities lending income — affiliated — net .................................................................. 839,124 —
Foreign taxes withheld ................................................................................. (1,418,448) (8,044)
Total investment income ..................................................................................
993,176,595 1,163,000
EXPENSES
Investment advisory ................................................................................... 83,953,570 108,927
Transfer agent — class specific ........................................................................... 13,622,557 10,407
Administration ...................................................................................... 5,808,646 7,716
Administration — class specific ........................................................................... 3,703,001 3,631
Service and distribution — class specific ..................................................................... 1,946,011 6,849
Registration ........................................................................................ 969,122 36,644
Accounting services ................................................................................... 881,295 28,819
Custodian .......................................................................................... 799,763 22,526
Professional ........................................................................................ 453,575 72,895
Trustees and Officer ................................................................................... 175,338 —
Printing and postage .................................................................................. — 30,904
Miscellaneous ....................................................................................... 917,327 12,036
Total expenses excluding interest expense ......................................................................
113,230,205 341,354
Interest expense ..................................................................................... 24,244,030 —
Total expenses ........................................................................................
137,474,235 341,354
Less: – –
Administration fees waived .............................................................................. — (7,716)
Administration fees waived by the Manager — class specific ........................................................ (387) (3,586)
Fees waived and/or reimbursed by the Manager ................................................................ (1,446,834) (198,440)
Transfer agent fees waived and/or reimbursed by the Manager — class specific ........................................... — (7,611)
Total expenses after fees waived and/or reimbursed ...............................................................
136,027,014 124,001
Net investment income ...................................................................................
857,149,581 1,038,999

Statements of Operations
(unaudited) (continued)
Six Months Ended June 30, 2023
2023
BlackRock Semi-Annual Report to Shareholders

See notes to financial statements.
BlackRock
Strategic
Income
Opportunities
Portfolio
(a)
BlackRock
Sustainable
Emerging
Markets Flexible
Bond Fund
REALIZED AND UNREALIZED GAIN (LOSS) $ (103,849,933) $ 1,187,186
Net realized gain (loss) from:
Investments — unaffiliated
(b)
........................................................................... $ (863,525,303) $ (603,729)
Investments — affiliated .............................................................................. 4,591,948 —
Borrowed bonds ................................................................................... 2,710,042 —
Forward foreign currency exchange contracts ................................................................ (106,069,035) (230,272)
Foreign currency transactions .......................................................................... (15,314,573) (98,985)
Futures contracts ................................................................................... (130,474,718) (38,380)
Options written .................................................................................... 169,426,944 70,756
Short sales — unaffiliated ............................................................................. 589,669 —
Swaps   ......................................................................................... (38,147,047) (68,325)
(976,212,073) (968,935)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated
(c)
........................................................................... 1,225,981,817 2,362,744
Investments — affiliated .............................................................................. 10,769,419 —
Borrowed bonds ................................................................................... (17,885,537) —
Forward foreign currency exchange contracts ................................................................ (2,044,539) (297,004)
Foreign currency translations ........................................................................... (1,948,801) 86,237
Futures contracts ................................................................................... (199,422,256) 61,388
Options written .................................................................................... 169,576,578 (7,244)
Short sales — unaffiliated ............................................................................. 10,084 —
Swaps   ......................................................................................... (313,707,008) (50,000)
Unfunded floating rate loan interests ...................................................................... 1,032,383 —
872,362,140 2,156,121
Net realized and unrealized gain (loss) ........................................................................
(103,849,933) 1,187,186
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...................................................
$ 753,299,648 $ 2,226,185
(a)
  Consolidated Statement of Operations.
(b)
  Net of foreign capital gain tax and capital gain tax refund, if applicable of ................................................ $ (221) $ (5,410)
(c)
Net of increase in deferred foreign capital gain tax of ............................................................. $ (839,675) $ (1,554)

Statements of Changes in Net Assets

Financial Statements
See notes to financial statements.
BlackRock Strategic Income Opportunities
Portfolio
(a)
BlackRock Sustainable Emerging Markets
Flexible Bond Fund
Six Months Ended
06/30/23
(unaudited)
Year Ended
12/31/22
Six Months Ended
06/30/23
(unaudited)
Year Ended
12/31/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .................................................... $ 857,149,581 $ 1,291,411,945 $ 1,038,999 $ 1,946,187
Net realized loss ........................................................ (976,212,073) (1,510,764,812) (968,935) (4,128,564)
Net change in unrealized appreciation (depreciation) ................................ 872,362,140 (2,361,722,915) 2,156,121 (2,876,356)
Net increase (decrease) in net assets resulting from operations ...........................
753,299,648 (2,581,075,782) 2,226,185 (5,058,733)
DISTRIBUTIONS TO SHAREHOLDERS
(b)
From net investment income and net realized gain:
  Institutional ........................................................... (600,595,049) (1,211,880,162) (163,902) (125,991)
  Investor A ............................................................ (22,880,338) (45,090,224) (121,603) (110,557)
  Investor C ............................................................ (2,107,946) (4,447,174) (4,088) (4,957)
  Class K .............................................................. (208,928,492) (395,114,222) (688,304) (585,321)
Return of capital: – – – –
  Institutional ........................................................... — — — (182,473)
  Investor A ............................................................ — — — (160,121)
  Investor C ............................................................ — — — (7,179)
  Class K .............................................................. — — — (847,726)
Decrease in net assets resulting from distributions to shareholders .........................
(834,511,825) (1,656,531,782) (977,897) (2,024,325)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions .................
(1,922,464,312) (3,109,384,477) 2,350,937 9,679,198
NET ASSETS
Total increase (decrease) in net assets ........................................... (2,003,676,489) (7,346,992,041) 3,599,225 2,596,140
Beginning of period ........................................................
37,759,542,802 45,106,534,843 34,091,661 31,495,521
End of period ............................................................
$ 35,755,866,313 $ 37,759,542,802 $ 37,690,886 $ 34,091,661
(a)
Consolidated Statement of Changes in Net Assets.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2023
BlackRock Semi-Annual Report to Shareholders

(a)
Consolidated Financial Highlights.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
(k)
Excludes underlying investments in total return swaps.
See notes to financial statements.
BlackRock Strategic Income Opportunities Portfolio
Institutional
Six Months
Ended
06/30/23
(unaudited)
(a)
Year Ended
12/31/22
(a)
Year Ended
12/31/21
(a)
Year Ended
12/31/20
Year Ended
12/31/19
Year Ended
12/31/18
(a)
Net asset value, beginning of period ........
$ 9.20  $ 10.15  $ 10.37  $ 9.97  $ 9.60  $ 9.96
Net investment income
(b)
................
0.21  0.29  0.23  0.26  0.34  0.33
Net realized and unrealized gain (loss) .......
(0.02) (0.86) (0.13) 0.44  0.38  (0.37)
Net increase (decrease) from investment operations 0.19  (0.57) 0.10  0.70  0.72  (0.04)
Distributions
(c)
– – – – – –
From net investment income .............
(0.21) (0.34) (0.22) (0.30) (0.35) (0.32)
From net realized gain ..................
—  (0.04) (0.10) —  —  —
Return of capital ...................... —  —  —  —  —  (0.00)
(d)
Total distributions ...................... (0.21) (0.38) (0.32) (0.30) (0.35) (0.32)
Net asset value, end of period ............. $ 9.18  $ 9.20  $ 10.15  $ 10.37  $ 9.97  $ 9.60
Total Return
(e)
— — — — — —
Based on net asset value ................. 2.03%
(f)
(5.64)%
(g)
0.96% 7.21% 7.62%
(g)
(0.46)%
(g)
Ratios to Average Net Assets
(h)
Total expenses ........................
0.76%
(i)
0.70% 0.68% 0.73% 0.74% 1.09%
Total expenses after fees waived and/or reimbursed
0.75%
(i)
0.69% 0.68% 0.72% 0.74% 1.09%
Total expenses after fees waived and/or reimbursed
and excluding dividend expense and interest
expense ...........................
0.62%
(i)
0.60% 0.61% 0.60% 0.61% 0.62%
Net investment income ..................
4.62%
(i)
3.02% 2.23% 2.62% 3.49% 3.40%
Supplemental Data
Net assets, end of period (000) ............. $ 24,525,834  $ 27,215,944  $ 33,577,122  $ 25,026,882  $ 23,223,183  $ 23,621,298
Portfolio turnover rate
(j)
................... 529%
(k)
894% 1,155% 1,515% 1,805% 2,337%
Six Months
Ended
06/30/23
(unaudited)
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Year Ended
12/31/18
Portfolio turnover rate (excluding MDRs) ...............................
388% 673% 755% 1,030% 1,307% 1,565%

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
(a)
Consolidated Financial Highlights.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.005) per share.
(e)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
(k)
Excludes underlying investments in total return swaps.
See notes to financial statements.
BlackRock Strategic Income Opportunities Portfolio
Investor A
Six Months
Ended
06/30/23
(unaudited)
(a)
Year Ended
12/31/22
(a)
Year Ended
12/31/21
(a)
Year Ended
12/31/20
Year Ended
12/31/19
Year Ended
12/31/18
(a)
Net asset value, beginning of period ........
$ 9.20  $ 10.15  $ 10.37  $ 9.97  $ 9.60  $ 9.96
Net investment income
(b)
................
0.20  0.26  0.20  0.23  0.31  0.29
Net realized and unrealized gain (loss) .......
(0.03) (0.86) (0.13) 0.44  0.38  (0.36)
Net increase (decrease) from investment operations 0.17  (0.60) 0.07  0.67  0.69  (0.07)
Distributions
(c)
– – – – – –
From net investment income .............
(0.19) (0.31) (0.19) (0.27) (0.32) (0.29)
From net realized gain ..................
—  (0.04) (0.10) —  —  —
Return of capital ...................... —  —  —  —  —  (0.00)
(d)
Total distributions ...................... (0.19) (0.35) (0.29) (0.27) (0.32) (0.29)
Net asset value, end of period ............. $ 9.18  $ 9.20  $ 10.15  $ 10.37  $ 9.97  $ 9.60
Total Return
(e)
— — — — — —
Based on net asset value ................. 1.91%
(f)
(5.91)%
(g)
0.67% 6.90% 7.31%
(g)
(0.74)%
(g)
Ratios to Average Net Assets
(h)
Total expenses ........................
1.00%
(i)
0.98% 0.97% 1.02% 1.05% 1.39%
Total expenses after fees waived and/or reimbursed
0.99%
(i)
0.97% 0.97% 1.01% 1.03% 1.38%
Total expenses after fees waived and/or reimbursed
and excluding dividend expense and interest
expense ...........................
0.86%
(i)
0.88% 0.90% 0.89% 0.90% 0.91%
Net investment income ..................
4.37%
(i)
2.73% 1.96% 2.34% 3.20% 3.00%
Supplemental Data
Net assets, end of period (000) ............. $ 1,012,353  $ 1,118,485  $ 1,387,829  $ 1,583,745  $ 1,501,890  $ 2,023,700
Portfolio turnover rate
(j)
................... 529%
(k)
894% 1,155% 1,515% 1,805% 2,337%
Six Months
Ended
06/30/23
(unaudited)
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Year Ended
12/31/18
Portfolio turnover rate (excluding MDRs) ...............................
388% 673% 755% 1,030% 1,307% 1,565%

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Semi-Annual Report to Shareholders

(a)
Consolidated Financial Highlights.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.005) per share.
(e)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
(k)
Excludes underlying investments in total return swaps.
See notes to financial statements.
BlackRock Strategic Income Opportunities Portfolio
Investor C
Six Months
Ended
06/30/23
(unaudited)
(a)
Year Ended
12/31/22
(a)
Year Ended
12/31/21
(a)
Year Ended
12/31/20
Year Ended
12/31/19
Year Ended
12/31/18
(a)
Net asset value, beginning of period ........
$ 9.20  $ 10.14  $ 10.36  $ 9.96  $ 9.59  $ 9.95
Net investment income
(b)
................
0.17  0.19  0.13  0.16  0.24  0.24
Net realized and unrealized gain (loss) .......
(0.03) (0.85) (0.13) 0.44  0.38  (0.38)
Net increase (decrease) from investment operations 0.14  (0.66) —  0.60  0.62  (0.14)
Distributions
(c)
– – – – – –
From net investment income .............
(0.16) (0.24) (0.12) (0.20) (0.25) (0.22)
From net realized gain ..................
—  (0.04) (0.10) —  —  —
Return of capital ...................... —  —  —  —  —  (0.00)
(d)
Total distributions ...................... (0.16) (0.28) (0.22) (0.20) (0.25) (0.22)
Net asset value, end of period ............. $ 9.18  $ 9.20  $ 10.14  $ 10.36  $ 9.96  $ 9.59
Total Return
(e)
— — — — — —
Based on net asset value ................. 1.54%
(f)
(6.48)%
(g)
(0.04)% 6.14% 6.54%
(g)
(1.47)%
(g)
Ratios to Average Net Assets
(h)
Total expenses ........................
1.73%
(i)
1.70% 1.68% 1.75% 1.77% 2.11%
Total expenses after fees waived and/or reimbursed
1.72%
(i)
1.69% 1.67% 1.74% 1.76% 2.11%
Total expenses after fees waived and/or reimbursed
and excluding dividend expense and interest
expense ...........................
1.59%
(i)
1.60% 1.61% 1.62% 1.63% 1.64%
Net investment income ..................
3.63%
(i)
1.97% 1.25% 1.59% 2.48% 2.41%
Supplemental Data
Net assets, end of period (000) ............. $ 111,323  $ 129,029  $ 200,734  $ 247,844  $ 434,348  $ 514,268
Portfolio turnover rate
(j)
................... 529%
(k)
894% 1,155% 1,515% 1,805% 2,337%
Six Months
Ended
06/30/23
(unaudited)
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Year Ended
12/31/18
Portfolio turnover rate (excluding MDRs) ...............................
388% 673% 755% 1,030% 1,307% 1,565%

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
(a)
Consolidated Financial Highlights.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
(k)
Excludes underlying investments in total return swaps.
BlackRock Strategic Income Opportunities Portfolio
Class K
Six Months
Ended
06/30/23
(unaudited)
(a)
Year Ended
12/31/22
(a)
Year Ended
12/31/21
(a)
Year Ended
12/31/20
Year Ended
12/31/19
Year Ended
12/31/18
(a)
Net asset value, beginning of period ........
$ 9.21  $ 10.16  $ 10.38  $ 9.98  $ 9.60  $ 9.97
Net investment income
(b)
................
0.22  0.30  0.24  0.27  0.35  0.34
Net realized and unrealized gain (loss) .......
(0.03) (0.86) (0.13) 0.44  0.39  (0.39)
Net increase (decrease) from investment operations 0.19  (0.56) 0.11  0.71  0.74  (0.05)
Distributions
(c)
– – – – – –
From net investment income .............
(0.21) (0.35) (0.23) (0.31) (0.36) (0.32)
From net realized gain ..................
—  (0.04) (0.10) —  —  —
Return of capital ...................... —  —  —  —  —  (0.00)
(d)
Total distributions ...................... (0.21) (0.39) (0.33) (0.31) (0.36) (0.32)
Net asset value, end of period ............. $ 9.19  $ 9.21  $ 10.16  $ 10.38  $ 9.98  $ 9.60
Total Return
(e)
— — — — — —
Based on net asset value ................. 2.08%
(f)
(5.56)%
(g)
1.05% 7.29% 7.82%
(g)
(0.47)%
(g)
Ratios to Average Net Assets
(h)
Total expenses ........................
0.66%
(i)
0.61% 0.59% 0.65% 0.66% 1.01%
Total expenses after fees waived and/or reimbursed
0.65%
(i)
0.60% 0.59% 0.63% 0.65% 1.00%
Total expenses after fees waived and/or reimbursed
and excluding dividend expense and interest
expense ...........................
0.52%
(i)
0.51% 0.52% 0.52% 0.52% 0.53%
Net investment income ..................
4.71%
(i)
3.14% 2.33% 2.71% 3.57% 3.47%
Supplemental Data
Net assets, end of period (000) ............. $ 10,106,356  $ 9,296,084  $ 9,940,850  $ 8,585,689  $ 8,858,737  $ 7,830,270
Portfolio turnover rate
(j)
................... 529%
(k)
894% 1,155% 1,515% 1,805% 2,337%
Six Months
Ended
06/30/23
(unaudited)
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Year Ended
12/31/18
Portfolio turnover rate (excluding MDRs) ...............................
388% 673% 755% 1,030% 1,307% 1,565%
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
2023
BlackRock Semi-Annual Report to Shareholders

BlackRock Sustainable Emerging Markets Flexible Bond Fund
Institutional
Six Months
Ended
06/30/23
(unaudited)
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Year Ended
12/31/18
Net asset value, beginning of period ...........
$ 6.53  $ 7.75  $ 8.93  $ 8.04  $ 8.03  $ 9.45
Net investment income
(a)
...................
0.19  0.37  0.40  0.41  0.45  0.52
Net realized and unrealized gain (loss) ..........
0.22  (1.20) (1.24) 0.81  0.06  (1.52)
Net increase (decrease) from investment operations .. 0.41  (0.83) (0.84) 1.22  0.51  (1.00)
Distributions
(b)
– – – – – –
From net investment income ................
(0.18) (0.16) (0.11) (0.33) (0.50) (0.00)
(c)
Return of capital ......................... —  (0.23) (0.23) —  —  (0.42)
Total distributions ......................... (0.18) (0.39) (0.34) (0.33) (0.50) (0.42)
Net asset value, end of period ................ $ 6.76  $ 6.53  $ 7.75  $ 8.93  $ 8.04  $ 8.03
Total Return
(d)
— — — — — —
Based on net asset value .................... 6.32%
(e)
(10.79)% (9.59)% 15.51% 6.45% (10.84)%
Ratios to Average Net Assets
(f)
Total expenses ...........................
1.91%
(g)
2.18%
(h)
1.39% 1.16% 1.13% 1.13%
Total expenses after fees waived and/or reimbursed ..
0.68%
(g)
0.76%
(h)
0.70% 0.68% 0.68% 0.71%
Net investment income .....................
5.73%
(g)
5.48% 4.76% 4.93% 5.45% 5.89%
Supplemental Data
Net assets, end of period (000) ................ $ 6,831  $ 4,242  $ 5,933  $ 19,153  $ 17,515  $ 26,314
Portfolio turnover rate ....................... 41% 131% 186% 324% 118% 165%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 2.10%, 0.68%, respectively.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Sustainable Emerging Markets Flexible Bond Fund
Investor A
Six Months
Ended
06/30/23
(unaudited)
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Year Ended
12/31/18
Net asset value, beginning of period ...........
$ 6.53  $ 7.75  $ 8.91  $ 8.02  $ 8.02  $ 9.43
Net investment income
(a)
...................
0.18  0.36  0.39  0.38  0.44  0.49
Net realized and unrealized gain (loss) ..........
0.22  (1.21) (1.24) 0.82  0.04  (1.51)
Net increase (decrease) from investment operations .. 0.40  (0.85) (0.85) 1.20  0.48  (1.02)
Distributions
(b)
– – – – – –
From net investment income ................
(0.17) (0.15) (0.09) (0.31) (0.48) (0.00)
(c)
Return of capital ......................... —  (0.22) (0.22) —  —  (0.39)
Total distributions ......................... (0.17) (0.37) (0.31) (0.31) (0.48) (0.39)
Net asset value, end of period ................ $ 6.76  $ 6.53  $ 7.75  $ 8.91  $ 8.02  $ 8.02
Total Return
(d)
— — — — — —
Based on net asset value .................... 6.19%
(e)
(11.01)% (9.62)% 15.25% 6.05% (10.99)%
Ratios to Average Net Assets
(f)
Total expenses ...........................
2.29%
(g)
2.55%
(h)
1.85%
(i)
1.53% 1.46% 1.46%
Total expenses after fees waived and/or reimbursed ..
0.93%
(g)
1.00%
(h)
0.96%
(i)
0.93% 0.93% 0.96%
Net investment income .....................
5.47%
(g)
5.24% 4.64% 4.55% 5.31% 5.64%
Supplemental Data
Net assets, end of period (000) ................ $ 4,728  $ 4,550  $ 6,017  $ 7,710  $ 7,784  $ 8,102
Portfolio turnover rate ....................... 41% 131% 186% 324% 118% 165%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 2.48%, 0.93%, respectively.
(i)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 1.82%, 0.93%, respectively.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Semi-Annual Report to Shareholders

BlackRock Sustainable Emerging Markets Flexible Bond Fund
Investor C
Six Months
Ended
06/30/23
(unaudited)
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Year Ended
12/31/18
Net asset value, beginning of period ...........
$ 6.53  $ 7.75  $ 8.91  $ 8.03  $ 8.02  $ 9.44
Net investment income
(a)
...................
0.16  0.31  0.32  0.31  0.37  0.43
Net realized and unrealized gain (loss) ..........
0.21  (1.21) (1.23) 0.82  0.06  (1.52)
Net increase (decrease) from investment operations .. 0.37  (0.90) (0.91) 1.13  0.43  (1.09)
Distributions
(b)
– – – – – –
From net investment income ................
(0.14) (0.13) (0.08) (0.25) (0.42) (0.00)
(c)
Return of capital ......................... —  (0.19) (0.17) —  —  (0.33)
Total distributions ......................... (0.14) (0.32) (0.25) (0.25) (0.42) (0.33)
Net asset value, end of period ................ $ 6.76  $ 6.53  $ 7.75  $ 8.91  $ 8.03  $ 8.02
Total Return
(d)
— — — — — —
Based on net asset value .................... 5.79%
(e)
(11.68)% (10.30)% 14.25% 5.39% (11.74)%
Ratios to Average Net Assets
(f)
Total expenses ...........................
3.14%
(g)
3.63%
(h)
2.74%
(i)
2.34% 2.32% 2.30%
(j)
Total expenses after fees waived and/or reimbursed ..
1.68%
(g)
1.76%
(h)
1.70%
(i)
1.68% 1.68% 1.71%
Net investment income .....................
4.72%
(g)
4.47% 3.83% 3.76% 4.46% 4.85%
Supplemental Data
Net assets, end of period (000) ................ $ 168  $ 206  $ 345  $ 672  $ 1,547  $ 2,411
Portfolio turnover rate ....................... 41% 131% 186% 324% 118% 165%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 3.55%, 1.68%, respectively.
(i)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 2.72%, 1.68%, respectively.
(j)
Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Sustainable Emerging Markets Flexible Bond Fund
Class K
Six Months
Ended
06/30/23
(unaudited)
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Year Ended
12/31/18
Net asset value, beginning of period ...........
$ 6.53  $ 7.75  $ 8.92  $ 8.03  $ 8.03  $ 9.44
Net investment income
(a)
...................
0.19  0.37  0.40  0.39  0.47  0.51
Net realized and unrealized gain (loss) ..........
0.22  (1.20) (1.23) 0.83  0.04  (1.50)
Net increase (decrease) from investment operations .. 0.41  (0.83) (0.83) 1.22  0.51  (0.99)
Distributions
(b)
– – – – – –
From net investment income ................
(0.18) (0.16) (0.12) (0.33) (0.51) (0.00)
(c)
Return of capital ......................... —  (0.23) (0.22) —  —  (0.42)
Total distributions ......................... (0.18) (0.39) (0.34) (0.33) (0.51) (0.42)
Net asset value, end of period ................ $ 6.76  $ 6.53  $ 7.75  $ 8.92  $ 8.03  $ 8.03
Total Return
(d)
— — — — — —
Based on net asset value .................... 6.34%
(e)
(10.75)% (9.45)% 15.58% 6.37% (10.70)%
Ratios to Average Net Assets
(f)
Total expenses ...........................
1.79%
(g)
2.03%
(h)
1.30% 1.08% 1.04% 1.08%
(i)
Total expenses after fees waived and/or reimbursed ..
0.63%
(g)
0.70%
(h)
0.64% 0.63% 0.63% 0.66%
Net investment income .....................
5.78%
(g)
5.49% 4.74% 4.72% 5.67% 5.91%
Supplemental Data
Net assets, end of period (000) ................ $ 25,964  $ 25,093  $ 19,200  $ 60,091  $ 84,039  $ 64,736
Portfolio turnover rate ....................... 41% 131% 186% 324% 118% 165%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 1.96%, 0.63%, respectively.
(i)
Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
2023
BlackRock Semi-Annual Report to Shareholders

1. ORGANIZATION
BlackRock Funds V (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Trust is organized as a Massachusetts business trust. The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:
Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A and Investor C Shares are generally available through financial intermediaries. Investor C Shares automatically convert to Investor
A Shares after approximately eight years. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures
(except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).
(a)
Investor A Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)
A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
On June 1, 2023, the Board of Trustees of BlackRock Multi-Sector Opportunities Trust II (the “Target Fund”) and the Board of Trustees of BlackRock Funds V, on behalf of Strategic Income Opportunities, each approved the reorganization of the Target Fund into Strategic Income Opportunities. Subject to approval by the Target Fund's shareholders, the reorganization is expected to occur during the fourth quarter of 2023.
The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Fixed-Income Complex.
Basis of Consolidation: The accompanying consolidated financial statements of Strategic Income Opportunities include the account of BlackRock Cayman Strategic
Income Opportunities Portfolio II, Ltd. (the “Cayman Subsidiary”), which is a wholly-owned subsidiary of Strategic Income Opportunities and primarily invests in commodity-
related instruments and other derivatives. The Cayman Subsidiary enables the Fund to hold these commodity-related instruments and satisfy regulated investment company tax requirements. Strategic Income Opportunities may invest up to 25% of its total assets in the Cayman Subsidiary. The net assets of the Cayman Subsidiary as of period end were $33,416,832 , which is 0.1% of Strategic Income Opportunities’ consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The
Cayman Subsidiary is subject to the same investment policies and restrictions that apply to Strategic Income Opportunities, except that the Cayman Subsidiary may invest without limitation in commodity-related instruments.
The accompanying consolidated financial statements of Strategic Income Opportunities include the account of SIO Neptunite 2022-1 LLC (the “Subsidiary”), which is a wholly-owned subsidiary of Strategic Income Opportunities that invests in floating rate loan interests. The net assets of the Subsidiary as of period end were $54,001,232, which is 0.2% of Strategic Income Opportunities' consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The Subsidiary is subject to the same investment policies and restrictions that apply to Strategic Income Opportunities.
The Subsidiary has entered into a credit agreement with Citibank NA (the “Participating Lender”) that established a revolving credit facility with an initial commitment of up to $150 million (the “Facility”) as leverage for investment purposes. The Facility has the following terms: an upfront fee of 0.15% of the initial commitment, an unused commitment fee of 0.50% per annum when the amount borrowed is less than $150 million and interest at a rate equal to three-month Secured Overnight Financing Rate
(“SOFR”) on the date the loan is made plus 1.30% per annum on amounts borrowed. The upfront fee in May 2023 was 0.15% of advances outstanding when the amount borrowed is less than 50% of the Facility or 0.15% of the Facility when the amount borrowed exceeds 50% of the Facility on the determination date. The upfront fee in May
2024 will be 0.15% of advances outstanding when the amount borrowed is less than 50% of the year one fee basis amount or 15% of the year one fee basis amount when the amount borrowed exceeds 50% of the year one fee basis amount on the determination date. The commitment fee terminates when borrowings reach the lending capacity of the Facility. The agreement expires on June 1, 2025 unless extended or renewed. The Subsidiary's borrowings are secured by eligible securities held in its portfolio of investments.
Fund Name Herein Referred To As
Diversification
Classification
BlackRock Strategic Income Opportunities Portfolio .................................. Strategic Income Opportunities Diversified
BlackRock Sustainable Emerging Markets Flexible Bond Fund .......................... Sustainable Emerging Markets Flexible Bond Non-diversified
Share Class Initial Sales Charge
Contingent Deferred
Sales Charge (“CDSC”)
Conversion Privilege
Institutional and Class K Shares ................................... No No None
Investor A Shares ............................................ Yes No
(a)
None
Investor C Shares ........................................... No Yes
(b)
To Investor A Shares after
approximately 8 years

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
During the period, the Subsidiary paid the upfront fee and accrued the commitment fee based on the daily unused portion of the Facility. The upfront fees and interest associated with the agreement are included in the Statement of Operations as interest expense and fees, if any. The commitment fees associated with the agreement are subject to Strategic Income Opportunities' expense limitation and are included in the Statement of Operations within miscellaneous expenses. Advances to the Subsidiary as of period end, if any, are shown in the Statement of Assets and Liabilities as bank borrowings. For the six months ended June 30, 2023, the maximum amount borrowed, the average daily borrowing and the weighted average interest rate, if any, under the Subsidiary's credit agreement were as follows:
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Funds are informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest are recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2023 , if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions: Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The portion of distributions, if any, that exceeds a fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP .
Net income and realized gains from investments held by the Cayman Subsidiary are treated as ordinary income for tax purposes. If a net loss is realized by the Cayman
Subsidiary in any taxable year, the loss will generally not be available to offset the Funds’ ordinary income and/or capital gains for that year.
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Board of Trustees of the Trust (the “Board”), the  trustees who are not
“interested persons” of the Funds, as defined in the 1940 Act (“Independent Trustees ”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Trustees . This has the same economic effect for the Independent  Trustees as if the Independent  Trustees had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.
Fund Name
Maximum Amount
Borrowed
Average
Borrowing
Daily Weighted
Average Interest
Rates
Strategic Income Opportunities .................................................... $ 137,070,488 $ 123,722,727 5.65%

Notes to Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders

The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Fund, as applicable. Deferred compensation liabilities, if any, are included in the Trustees’ and Officer’s fees payable in the Statements of Assets and Liabilities and will remain as a liability of the Funds until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the
BlackRock Fixed-Income Complex and reflected as Trustee and Officer expense on the Statements of Operations. The Trustee and Officer expense may be negative as a result of a decrease in value of the deferred accounts.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Sustainable Emerging Markets Flexible Bond has an arrangement with its custodian whereby credits are earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. Sustainable Emerging Markets Flexible Bond may incur charges on overdrafts, subject to certain conditions.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of each Fund has approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the
Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
The Funds value their investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon their pro rata ownership in the underlying fund’s net assets.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-
traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and options on swaps
(“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of June 30, 2023, certain investments of the Funds were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and
Standard Inputs Generally Considered By The Valuation Committee And Third-Party Pricing Services
Market approach ........................ (i)         recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii)        recapitalizations and other transactions across the capital structure; and
(iii)       market multiples of comparable issuers.
Income approach .......................... (i)         future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii)        quoted prices for similar investments or assets in active markets; and
(iii)       other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach ............................ (i)         audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii)        changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)       relevant news and other public sources; and
(iv)       known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders

issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Inflation-Indexed Bonds: Inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) will be adjusted upward or downward, and consequently the interest payable on these securities
(calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond is included as interest income in the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. With regard to municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, the inflation adjustment is typically reflected in the semi-annual coupon payment. As a result, the principal value of municipal inflation-
indexed bonds and such corporate inflation-indexed bonds does not adjust according to the rate of inflation.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage
Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of
Mortgage Assets. Stripped mortgage-backed securities may be privately issued.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as SOFR, the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies.
These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the
Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.

Notes to Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders

In connection with floating rate loan interests, the Funds may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, a fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statements of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Statements of Assets and Liabilities and Statements of Operations. As of period end, Strategic Income Opportunities had the following unfunded floating rate loan interests:
Forward Commitments, When-Issued and Delayed Delivery Securities : The Funds may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Funds may purchase securities under such conditions with the intention of actually acquiring them but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Funds may be required to pay more at settlement than the security is worth. In addition, a fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Funds' maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions.
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under
Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Schedules of
Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.
Mortgage Dollar Roll Transactions : The Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Commitments: Commitments are agreements to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering.
Such agreements may obligate a fund to make future cash payments. As of June 30, 2023 , Strategic Income Opportunities had outstanding commitments of $43,920,615 .
These commitments are not included in the net assets of Strategic Income Opportunities as of June 30, 2023 .
Borrowed Bond Agreements: Repurchase agreements may be referred to as borrowed bond agreements when entered into in connection with short sales of bonds. In a borrowed bond agreement, a fund borrows a bond from a counterparty in exchange for cash collateral. The agreement contains a commitment that the security and the cash will be returned to the counterparty and a fund at a mutually agreed upon date. Certain agreements have no stated maturity and can be terminated by either party at any time. Earnings on cash collateral and compensation to the lender of the bond are based on agreed upon rates between a fund and the counterparty. The value of the underlying cash collateral approximates the market value and accrued interest of the borrowed bond. To the extent that a borrowed bond transaction exceeds one business
Fund Name Borrower Par
Commitment
Amount Value
Unrealized
Appreciation
(Depreciation)
Strategic Income
Opportunities CML La Quinta Resort, Term Loan ..................... $ 4,126,103 $ 4,126,103 $ 4,000,300 $ (125,803)
Strategic Income
Opportunities CML Lake Tahoe Resort Hotel, Term Loan ................ 4,211,701 4,211,701 4,036,054 (175,647)
Strategic Income
Opportunities CML Paradise Plaza, Term Loan ...................... 3,214,140 3,214,140 3,117,302 (96,838)
Strategic Income
Opportunities CML ST Regis Aspen, Term Loan ...................... 1,852,312 1,844,903 1,783,831 (61,072)
Strategic Income
Opportunities Park Avenue Tower, Term Loan ....................... 848,044 848,044 784,045 (63,999)
Strategic Income
Opportunities Project Casavo, Term Loan .......................... 9,736,476 9,795,405 10,452,327 656,922
Strategic Income
Opportunities Sheraton Austin, Term Loan .......................... 4,063,789 4,063,789 3,902,544 (161,245)
Strategic Income
Opportunities The Vinoy St. Petersburg, Term Loan ................... 865,625 865,625 824,346 (41,279)
Strategic Income
Opportunities Vaca Morada, Term Loan ........................... 19,257,136 19,257,136 19,208,994 (48,142)

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
day, the value of the cash collateral in the possession of the counterparty is monitored on a daily basis to ensure the adequacy of the collateral. As the market value of the borrowed bond changes, the cash collateral is periodically increased or decreased with a frequency and in amounts prescribed in the borrowed bond agreement. A fund may also experience delays in gaining access to the collateral.
Borrowed bond agreements are entered into by a fund under Master Repurchase Agreements (each, an “MRA”), which permit a fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from a fund. With borrowed bond agreements, typically a fund and counterparty under an MRA are permitted to sell, re-pledge, or use the collateral associated with the transaction. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, a fund receives or posts securities and cash as collateral with a market value in excess of the repurchase price to be paid or received by a fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, a fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed.
As of period end, the following table is a summary of Strategic Income Opportunities’ open borrowed bond agreements by counterparty which are subject to offset under an
MRA on a net basis:
When a fund enters into an MRA and International Swaps and Derivatives Association, Inc. (an “ISDA”) and/or Master Securities Lending Agreements (“MSLA”) with the same counterparty, the agreements may contain a set-off provision allowing a fund to offset a net amount payable with a net amount receivable upon default of the counterparty.
Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. For example, regardless of the contractual rights included in an MRA, such laws may prohibit a fund from setting off amounts owed to a defaulting counterparty under an MRA against amounts owed to a fund by affiliates of the defaulting counterparty. However, the insolvency regimes of many jurisdictions generally permit set-off of simultaneous payables and receivables with the same legal entity under certain types of financial contracts. These rules would apply upon a default of the legal entity, regardless of the existence of a contractual set-off right in those contracts.
In the event the counterparty of securities under an MRA files for bankruptcy or becomes insolvent, a fund’s use of the proceeds from the agreement may be restricted while the counterparty, or its trustee or receiver, determines whether or not to enforce a fund’s obligation to repurchase the securities.
Short Sale Transactions: In short sale transactions, a fund sells a security it does not hold in anticipation of a decline in the market price of that security. When a fund makes a short sale, it will borrow the security sold short (borrowed bond) and deliver the fixed-income security to the counterparty to which it sold the security short. An amount equal to the proceeds received by a fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. A fund is required to repay the counterparty interest on the security sold short, which, if applicable, is included in interest expense in the Statements of
Operations. A fund is exposed to market risk based on the amount, if any, that the market value of the security increases beyond the market value at which the position was sold. Thus, a short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. The short sale of securities involves the possibility of an unlimited loss since there is an unlimited potential for the market price of the security sold short to increase. A gain is limited to the price at which a fund sold the security short. A realized gain or loss is recognized upon the termination of a short sale if the market price is either less than or greater than the proceeds originally received. There is no assurance that a fund will be able to close out a short position at a particular time or at an acceptable price.
Securities Lending:  Certain Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess
Counterparty
Borrowed Bond
Agreements
(a)
Borrowed
Bonds at
Value including
Accrued
Interest
(b)
Exposure
Due (to)/from
Counterparty
before Collateral
Non-Cash
Collateral
Received
Cash Collateral
Received
Non-Cash
Collateral
Pledged
Including
Accrued Interest
Cash Collateral
Pledged
Net Collateral
(Received)/
Pledged
Net Exposure
Due (to)/from
Counterparty
(c)
Strategic Income Opportunities
Barclays Bank plc .............. $ 53,274,840 $ (53,362,180) $ (87,340) $ — $ — $ — $ — $ — $ (87,340)
Barclays Capital, Inc. ............ 43,617,904 (43,895,963) (278,059) — — — 95,123 95,123 (182,936)
BNP Paribas SA ............... 84,984,746 (85,159,485) (174,739) — — — 174,739 174,739 —
BofA Securities, Inc. ............. 11,653,088 (11,831,072) (177,984) — — — — — (177,984)
Deutsche Bank AG .............. 28,238,129 (27,284,504) 953,625 — (953,625) — — (953,625) —
Goldman Sachs International ....... 12,094,691 (12,114,900) (20,209) — — 20,209 — 20,209 —
J.P. Morgan Securities LLC ........ 17,066,173 (16,977,955) 88,218 — (88,218) — — (88,218) —
J.P. Morgan Securities plc ......... 34,658,142 (34,729,557) (71,415) — — — — — (71,415)
Merrill Lynch International ......... 47,081,061 (46,715,773) 365,288 — (300,000) — — (300,000) 65,288
Nomura Securities International, Inc. .. 20,848,856 (21,190,939) (342,083) — — — 191,000 191,000 (151,083)
RBC Capital Markets LLC ......... 37,453,203 (38,181,788) (728,585) — — — 397,339 397,339 (331,246)
RBC Europe Ltd. ............... 2,521,863 (2,490,547) 31,316 — — — — — 31,316
$ 393,492,696 $ (393,934,663) $ (441,967) $ — $ (1,341,843) $ 20,209 $ 858,201 $ (463,433) $ (905,400)
...........................................
(a)
Included in Investments at value-unaffiliated in the Statements of Assets and Liabilities.
(b)
Includes accrued interest on borrowed bonds in the amount of $5,465,604 which is included in interest expense payable in the Statements of Assets and Liabilities.
(c)
Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default.

Notes to Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders

collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Statements of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Funds under MSLA, which provide the right, in the event of default (including bankruptcy or insolvency), for the non-
defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Funds.
5. Derivative Financial Instruments
The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk), foreign currencies (foreign currency exchange rate risk) or to the applicable commodities market (commodities price risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
As of period end, the following table is a summary of the Strategic Income Opportunities’ securities on loan by counterparty which are subject to offset under an MSLA:
Fund Name/Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Valu e
Net
Amount
Strategic Income Opportunities
BMO Capital Markets Corp. ...................... $ 3,084,430 $ (3,084,430) $ — $ —
BNP Paribas SA ............................. 65,816,409 (65,816,409) — —
BofA Securities, Inc. ........................... 166,925,125 (166,925,125) — —
Citigroup Global Markets, Inc. .................... 11,532,093 (11,532,093) — —
Credit Suisse Securities (USA) LLC ................ 12,941 (12,941) — —
Goldman Sachs & Co. LLC ...................... 32,329,924 (32,329,924) — —
J.P. Morgan Securities LLC ...................... 37,040,487 (37,040,487) — —
Jefferies LLC ............................... 15,992,592 (15,992,592) — —
Mizuho Securities USA LLC ..................... 9,570,085 (9,570,085) — —
Morgan Stanley .............................. 1,616,895 (1,616,895) — —
National Financial Services LLC ................... 4,020,588 (4,020,588) — —
Toronto-Dominion Bank ........................ 10,289,613 (10,289,613) — —
$ 358,231,182 $ (358,231,182) $ — $ —
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statements of Assets and Liabilities.

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and Liabilities.
A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Options: The Funds may purchase and write call and put options to increase or decrease their exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Funds write a call option, such option is typically “covered,” meaning that they hold the underlying instrument subject to being called by the option counterparty. When the Funds write a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statements of Assets and Liabilities.
Swaptions – The Funds may purchase and write options on swaps (“swaptions”) primarily to preserve a return or spread on a particular investment or portion of the
Funds’ holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
Foreign currency options — The Funds purchase and write foreign currency options, foreign currency futures and options on foreign currency futures to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk). Foreign currency options give the purchaser the right to buy from or sell to the writer a foreign currency at any time before the expiration of the option.
Barrier options – The Funds may purchase and write a variety of options with non-standard payout structures or other features (“barrier options”) that are generally traded OTC.
The Funds may invest in various types of barrier options, including down-and-out options, down-and-in options, double no-touch options, one-touch options, instant one-touch options, up-and-out options and up-and-in options. Down-and-out options expire worthless to the purchaser if the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Down-and-in options expire worthless to the purchaser unless the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Double no-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument does not reach or surpass predetermined barrier price levels prior to the option’s expiration date. One-touch options and instant one-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument reaches or surpasses predetermined barrier price levels prior to the expiration date. Up-
and-out options expire worthless to the purchaser if the price of the underlying instrument increases beyond a predetermined barrier price level prior to the expiration date. Up-and-in options can only be exercised when the price of the underlying instrument increases beyond a predetermined barrier price level.
In purchasing and writing options, the Funds bear the risk of an unfavorable change in the value of the underlying instrument or the risk that they may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing or selling a security when they otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC

Notes to Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders

swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Funds’ counterparty on the swap. Each Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, each Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Pursuant to the contract, each Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation
(depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid
to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statements of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Funds may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Funds will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Funds will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Funds receive payment from or make a payment to the counterparty.
Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that each Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.
Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Funds and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Statements of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Funds and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Forward swaps — The Funds may enter into forward interest rate swaps and forward total return swaps. In a forward swap, each Fund and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.
Inflation swaps — Inflation swaps are entered into to gain or reduce exposure to inflation (inflation risk). In an inflation swap, one party makes fixed interest payments on a notional principal amount in exchange for another party’s variable payments based on an inflation index, such as the Consumer Price Index.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Fund may enter into an ISDA
Master Agreement or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain
OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund(s) and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparties are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
For such services, Strategic Income Opportunities pays the Manager a monthly fee, based on the average daily net assets that are attributable to Strategic Income
Opportunities’ direct investments in fixed-income and equity securities and instruments, including ETFs advised by the Manager or other investment advisers, other investments, and cash and cash equivalents (including money market funds, whether advised by the Manager or other investment advisers) and excludes investments in other BlackRock equity and/or fixed-income mutual funds, at the following annual rates:
For such services, Sustainable Emerging Markets Flexible Bond pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of Sustainable Emerging Markets Flexible Bond’s net assets:
The Manager provides investment management and other services to the Subsidiary. The Manager does not receive separate compensation from the Subsidiary for providing investment management or administrative services. However, Strategic Income Opportunities pays the Manager based on the Funds' net assets, which includes the assets of the Subsidiary.
With respect to each Fund, the Manager entered into sub-advisory agreements with BlackRock International Limited (“BIL”), an affiliate of the Manager. With respect to
Strategic Income Opportunities, the Manager has also entered into a separate sub-advisory agreement with BlackRock (Singapore) Limited ("BSL"), which is also an affiliate of the Manager. The Manager pays BIL and BSL for services they provide for that portion of each Fund for which BIL and BSL, as applicable, acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by each Fund to the Manager.
Service and Distribution Fees: The Trust , on behalf of the Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments,
LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.550%
$1 billion - $2 billion ..................................................................................................... 0.500
$2 billion - $3 billion ..................................................................................................... 0.475
$3 billion - $35 billion .................................................................................................... 0.450
Greater than $35 billion ................................................................................................... 0.430
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.600%
$1 billion - $2 billion ..................................................................................................... 0.550
$2 billion - $3 billion ..................................................................................................... 0.525
Greater than $3 billion ................................................................................................... 0.500
Share Class Service Fees Distribution Fees
Investor A ................................................................................................. 0.25% —%
Investor C ................................................................................................. 0.25 0.75

Notes to Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the six months ended June 30, 2023, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:
Administration: The Trust, on behalf of the Funds, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the six months ended June 30, 2023, the following table shows the class specific administration fees borne directly by each share class of each Fund:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the  six months  ended June 30, 2023, Strategic Income
Opportunities  paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statements of
Operations:
The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended June 30, 2023, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:
For the six months ended June 30, 2023, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:
Other Fees: For the six months ended June 30, 2023, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor
A Shares as follows:
For the six months ended June 30, 2023, affiliates received CDSCs as follows:
Expense Limitations, Waivers and Reimbursements: With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through
June 30, 202 4 . The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations.
For the six months ended June 30, 2023, the amount waived was $ 400,727 for Strategic Income Opportunities.
Fund Name Investor A Investor C Total
Strategic Income Opportunities ....................................................................... $ 1,346,790 $ 599,221 $ 1,946,011
Sustainable Emerging Markets Flexible Bond .............................................................. 5,917 932 6,849
Average Daily Net Assets Administration Fees
First $500 million ...................................................................................................... 0.0425%
$500 million - $1 billion .................................................................................................. 0.0400
$1 billion - $2 billion .................................................................................................... 0.0375
$2 billion - $4 billion .................................................................................................... 0.0350
$4 billion - $13 billion ................................................................................................... 0.0325
Greater than $13 billion .................................................................................................. 0.0300
Fund Name Institutional Investor A Investor C Class K Total
Strategic Income Opportunities ...................................................... $ 2,672,820 $ 107,743 $ 11,984 $ 910,454 $ 3,703,001
Sustainable Emerging Markets Flexible Bond ............................................. 609 473 19 2,530 3,631
Fund Name Institutional
Strategic Income Opportunities ................................................................................................ $ 890,298
Fund Name Institutional Investor A Investor C Class K Total
Strategic Income Opportunities ...................................................... $ 23,255 $ 6,890 $ 2,340 $ 6,687 $ 39,172
Sustainable Emerging Markets Flexible Bond ............................................. — 893 20 — 913
Fund Name Institutional Investor A Investor C Class K Total
Strategic Income Opportunities ...................................................... $ 13,051,977 $ 503,549 $ 40,834 $ 26,197 $ 13,622,557
Sustainable Emerging Markets Flexible Bond ............................................. 4,259 5,835 313 — 10,407
Fund Name Other Fees
Strategic Income Opportunities ............................................................................................... $ 12,185
Sustainable Emerging Markets Flexible Bond ...................................................................................... 10
Fund Name Investor A Investor C
Strategic Income Opportunities .................................................................................... $ 20,858 $ 2,477

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of Sustainable Emerging Markets Flexible Bond's assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2024. The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of Strategic Income Opportunities' assets invested in affiliated equity and fixed-income exchange-traded funds that have a contractual management fee through June 30, 2024. The contractual agreements may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. These amounts are included in fees waived and/or reimbursed by the
Manager in the Statements of Operations. For the six months ended June 30, 2023, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:
With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2024, unless approved by the Board, including a majority of the
Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. For the six months ended June 30, 2023, the amounts included in fees waived and/or reimbursed by the Manager and administration fees waived in the Statements of Operations were as follows:
In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the manager — class specific and transfer agent fees waived and/or reimbursed by the Manager — class specific, respectively, in the Statements of Operations. For the six months ended June 30, 2023, class specific expense waivers and/or reimbursements were as follows:
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending.
The Funds are responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, Money Market Series, managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Funds. The Money Market Series may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. Each Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, Strategic Income Opportunities retains 82% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Fixed-Income Complex in a calendar year exceeds a specified threshold, Strategic Income Opportunities, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than
70% of the total of securities lending income plus the collateral investment expenses.
Fund Name Amount Waived
Strategic Income Opportunities ............................................................................................... $ 1,046,107
Fund Name Institutional Investor A Investor C Class K
Strategic Income Opportunities ............................................................ 0.65% 0.90% 1.65% N/A
Sustainable Emerging Markets Flexible Bond ................................................... 0.68 0.93 1.68 0.6 3%
Fund Name
Fees Waived and/
or Reimbursed by the
Manager
Administration Fees
Waived
Sustainable Emerging Markets Flexible Bond ............................................................. $ 198,440 $ 7,716
Fund Name/Share Class
Administration Fees
Waived by the Manager
- Class Specific
Transfer Agent Fees
Waived and/or
Reimbursed by
the Manager
- Class Specific
Strategic Income Opportunities
Institutional .................................................................................... $ 387 $ —
Sustainable Emerging Markets Flexible Bond
Institutional .................................................................................... 605 2,698
Investor A ..................................................................................... 473 4,646
Investor C ..................................................................................... 19 267
Class K ...................................................................................... 2,48 9 —
$ 3,58 6 $ 7,611

Notes to Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders

Prior to January 1, 2023, Strategic Income Opportunities retained 81% of securities lending income (which excluded collateral investment expenses) and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment expenses. In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Fixed-Income Complex in a calendar year exceeded a specified threshold, the Fund would retain for the remainder of that calendar year 81% of securities lending income (which excluded collateral investment expenses), and the amount retained could never be less than
70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by Strategic Income Opportunities is shown as securities lending income — affiliated — net in the Statements of Operations.
For the six months ended June 30, 2023, the Fund paid BIM $183,240 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the six months ended June 30, 2023, the Funds did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the  Trust’s Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.
7. PURCHASES AND SALES
For the six months ended June 30, 2023, purchases and sales of investments, including paydowns/payups, mortgage dollar rolls and excluding short-term securities, were as follows:
For the six months ended June 30, 2023, purchases and sales related to mortgage dollar rolls were as follows:
8. INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S.
federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of June 30, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
As of December 31, 2022, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains and qualified late-year losses as follows:
U.S. Government Securities Other Securities
Fund Name Purchases Sales Purchases Sales
Strategic Income Opportunities ............................................ $ 14,029,110,198 $ 17,554,247,091 $ 186,030,106,774 $ 182,050,721,287
Sustainable Emerging Markets Flexible Bond ................................... 341,473 165,103 12,649,861 13,042,927
Fund Name Purchases Sales
Strategic Income Opportunities ............................................................................ $ 53,253,103,400 $ 53,246,665,265
Fund Name
Non-Expiring
Capital Loss
Carryforwards
Qualified
Late-Year
Losses
Strategic Income Opportunities ............................................................................. $ 1,121,375,118 $ 263,640,550
Sustainable Emerging Markets Flexible Bond .................................................................... 20,520,358 298,970

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
As of June 30, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b)
the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple SOFR
(but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2024 unless extended or renewed.
These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2023, the Funds did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which each Fund is subject.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Market Risk: Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or nonexistent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities; (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iii) lack of publicly available or reliable information about issuers as a result of not being subject to the same degree of regulatory requirements and accounting, auditing and financial reporting standards; and (iv) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments.
Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities.
Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A
Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests.
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Strategic Income Opportunities ........................................ $ 45,836,806,321 $ 1,200,269,431 $ (3,021,307,534) $ (1,821,038,103)
Sustainable Emerging Markets Flexible Bond .............................. 38,500,365 965,295 (4,045,517) (3,080,222)

Notes to Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders

The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, each Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the Funds should the counterparty fail to perform under the contracts. Options written by the Funds do not typically give rise to counterparty credit risk, as options written generally obligate the Funds, and not the counterparty, to perform. The Funds may be exposed to counterparty credit risk with respect to options written to the extent each
Fund deposits collateral with its counterparty to a written option.
With exchange-traded options purchased and exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract;
therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
Certain Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates due to the period of historically low interest rates that ended in March 2022. The Federal Reserve has recently been raising the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact the Funds' performance.
Certain Funds invest a substantial amount of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in those countries may have a significant impact on their investment performance and could affect the income from, or the value or liquidity of, the Fund's portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedules of Investments.
Certain Funds invest a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which certain Funds invest.
Certain Funds invest a significant portion of their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-
backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedules of Investments.

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The Funds may be exposed to financial instruments that are tied to the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, announced that a majority of USD
LIBOR settings will no longer be published after June 30, 2023. All other LIBOR settings and certain other interbank offered rates ceased to be published after December 31,
2021. SOFR has been used increasingly on a voluntary basis in new instruments and transactions. The Federal Reserve Board adopted regulations that provide a fallback mechanism by identifying benchmark rates based on SOFR that will replace LIBOR in certain financial contracts after June 30, 2023. The ultimate effect of the LIBOR transition process on the Funds is uncertain.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
As of June 30, 2023, BlackRock HoldCo 2, Inc., an affiliate of the Funds, owned 3,835,005 Class K Shares of Sustainable Emerging Markets Flexible Bond.
d
Six Months Ended
06/30/23
Year Ended
12/31/22
Fund Name/Share Class
Shares Amount Shares Amount
Strategic Income Opportunities
Institutional
Shares sold ..........................................
492,102,782 $ 4,563,045,395 1,281,480,388 $ 12,369,438,085
Shares issued in reinvestment of distributions .....................
58,518,912 540,981,873 116,277,089 1,099,035,398
Shares redeemed ......................................
(836,871,669) (7,734,367,497) (1,748,337,415) (16,688,976,517)
(286,249,975) $ (2,630,340,229) (350,579,938) $ (3,220,503,034)
Investor A
Shares sold and automatic conversion of shares ....................
11,445,358 $ 105,881,286 31,163,196 $ 298,768,503
Shares issued in reinvestment of distributions .....................
2,303,070 21,275,660 4,455,109 42,051,817
Shares redeemed ......................................
(25,036,865) (231,321,629) (50,797,245) (484,530,530)
(11,288,437) $ (104,164,683) (15,178,940) $ (143,710,210)
Investor C
Shares sold ..........................................
938,560 $ 8,689,360 2,015,178 $ 19,271,039
Shares issued in reinvestment of distributions .....................
220,536 2,037,107 458,417 4,317,597
Shares redeemed and automatic conversion of shares ................
(3,057,164) (28,267,809) (8,238,893) (78,837,876)
(1,898,068) $ (17,541,342) (5,765,298) $ (55,249,240)
Class K
Shares sold ..........................................
216,986,009 $ 2,002,565,109 239,685,502 $ 2,292,830,887
Shares issued in reinvestment of distributions .....................
20,827,687 192,583,150 38,410,956 363,052,167
Shares redeemed ......................................
(147,372,878) (1,365,566,317) (247,285,787) (2,345,805,047)
90,440,818 $ 829,581,942 30,810,671 $ 310,078,007
(208,995,662) $ (1,922,464,312) (340,713,505) $ (3,109,384,477)
Sustainable Emerging Markets Flexible Bond
Institutional
Shares sold ..........................................
583,356 $ 3,832,505 281,524 $ 2,027,236
Shares issued in reinvestment of distributions .....................
18,249 121,364 34,547 233,817
Shares redeemed ......................................
(240,045) (1,587,080) (432,282) (2,872,002)
361,560 $ 2,366,789 (116,211) $ (610,949)
Investor A
Shares sold and automatic conversion of shares ....................
71,523 $ 482,867 69,509 $ 498,284
Shares issued in reinvestment of distributions .....................
17,192 114,230 37,270 251,849
Shares redeemed ......................................
(85,669) (568,965) (186,761) (1,303,311)
3,046 $ 28,132 (79,982) $ (553,178)
Investor C
Shares sold ..........................................
— $ — — $ —
Shares issued in reinvestment of distributions .....................
57 1 3,803 1,524 10,332
Shares redeemed and automatic conversion of shares ................
(7,339) (48,359) (14,493) (98,559)
(6,768) $ (44,556) (12,969) $ (88,227)
Class K
Shares sold ..........................................
239 $ 1,591 4,385,689 $ 33,645,740
Shares issued in reinvestment of distributions .....................
212 1,411 8,706 66,021
Shares redeemed ......................................
(364) (2,430) (3,028,617) (22,780,209)
87 $ 572 1,365,778 $ 10,931,552
357,925 $ 2,350,937 1,156,616 $ 9,679,198

Notes to Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders

12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Funds V (the “Trust”) met on May 4, 2023 (the
“May Meeting”) and June 1-2, 2023 (the “June Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory Agreement”) or between the
Trust, on behalf of BlackRock Sustainable Emerging Markets Flexible Bond Fund (the “Sustainable Emerging Markets Flexible Bond Fund”) and BlackRock Strategic Income
Opportunities Portfolio (the “Strategic Income Opportunities Portfolio”) (together, the “Funds” and each, a “Fund,”), and BlackRock Advisors, LLC (the “Manager”), each
Fund’s investment adviser. The Board also considered the approval to continue the sub-advisory agreements (the “Sub-Advisory Agreements”) between (1) the Manager and
BlackRock International Limited (“BIL”), with respect to each Fund and (2) BlackRock (Singapore) Limited (“BRS” and together with BIL, the “Sub-Advisors”), with respect to the Strategic Income Opportunities Portfolio. The Manager and the Sub-Advisors are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory
Agreements are referred to herein as the “Agreements.”
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for each Fund on an annual basis. The Board members who are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent Board members
(the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to each Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, each of which extended over a two-day period, as well as additional ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also had an additional one-day meeting to consider specific information regarding the renewal of the Agreements. In considering the renewal of the Agreements, the Board assessed, among other things, the nature, extent and quality of the services provided to each Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of each Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the
Agreements, including the services and support provided by BlackRock to each Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ analyses of the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b)
fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by each Fund for services; (c) Fund operating expenses and how
BlackRock allocates expenses to each Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of each Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and each Fund’s adherence to applicable compliance policies and procedures; (f)
the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable;
(g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of each Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to each Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the May Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent
Board Members are continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the
Board to better assist its deliberations. The materials provided in connection with the May Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds
(“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with each Fund;
(g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and each Fund’s operations.
At the May Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the June Meeting.
At the June Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with each Fund; (d) each Fund’s fees and expenses compared to its Expense Peers; (e)
the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with each Fund; and
(g) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of
BlackRock’s personnel to engage in open, candid discussions with the Board. The Board Members evaluated the information available to them on a fund-by-fund basis.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
2023
BlackRock Semi-Annual Report to Shareholders

The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of each Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing each Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of investment personnel generally and each Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide each Fund with certain administrative, shareholder and other services (in addition to any such services provided to each
Fund by third parties) and officers and other personnel as are necessary for the operations of each Fund. In particular, BlackRock and its affiliates provide each Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing
Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the
Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of each Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans.
The Board noted that the engagement of the Sub-Advisors with respect to each Fund, as applicable, facilitates the provision of investment advice and trading by investment personnel out of non-U.S. jurisdictions. The Board considered that this arrangement provides additional flexibility to the portfolio management team, which may benefit each Fund and its shareholders.
B. The Investment Performance of each Fund and BlackRock
The Board, including the Independent Board Members, reviewed and considered the performance history of each Fund throughout the year and at the May Meeting.
In preparation for the May Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of each Fund’s performance as of
December 31, 2022, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to its Performance Peers and the respective Morningstar Category (“Morningstar Category”). The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of each Fund throughout the year.
In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its
Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for the one-, three- and five-year periods reported, the Sustainable Emerging Markets Flexible Bond Fund ranked in the first, first and third quartiles, respectively, against its Morningstar Category. The Board noted that BlackRock believes that the Morningstar Category is an appropriate performance metric for the Sustainable Emerging Markets Flexible Bond Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the
Sustainable Emerging Markets Flexible Bond Fund’s underperformance relative to its Morningstar Open-End Category during the applicable period.
The Board noted that for each of the one-, three- and five-year periods reported, the Strategic Income Opportunities Portfolio ranked in the second quartile against its Morningstar Category. The Board noted that BlackRock believes that the Morningstar Category is an appropriate performance metric for the Strategic Income
Opportunities Portfolio, and that BlackRock has explained its rationale for this belief to the Board.
C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by
BlackRock and its Affiliates from their Relationship with each Fund
The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers.
The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the
Broadridge report for each Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. The Board reviewed BlackRock’s estimated profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2022 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix.
The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.
The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing each Fund, including in contrast to what is required of
BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the Sustainable Emerging Markets Flexible Bond Fund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Sustainable Emerging Markets Flexible Bond Fund’s Expense Peers. The Board
also noted that the Sustainable Emerging Markets Flexible Bond Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Sustainable Emerging Markets Flexible Bond Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Sustainable Emerging Markets Flexible Bond Fund decreases below certain contractually specified levels.
The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Sustainable Emerging Markets Flexible Bond Fund’s total expenses as a percentage of the Sustainable Emerging Markets Flexible Bond Fund’s average daily net assets on a class-by-class basis.
The Board noted that the Strategic Income Opportunities Portfolio’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Strategic Income Opportunities Portfolio’s Expense Peers. The Board also noted
that the Strategic Income Opportunities Portfolio has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Strategic
Income Opportunities Portfolio increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Strategic Income Opportunities Portfolio decreases below certain contractually specified levels. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Strategic Income Opportunities Portfolio’s total expenses as a percentage of the Strategic Income Opportunities
Portfolio’s average daily net assets on a class-by-class basis, as applicable.
D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of each Fund increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and contractual expense caps had been approved by the Board. In its consideration, the Board further considered the continuation and/or implementation of fee waivers and/or expense caps, as applicable. The Board also considered the extent to which each Fund benefits from such economies of scale in a variety of ways, and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable each Fund to more fully participate in these economies of scale. The Board considered each Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from
BlackRock’s respective relationships with each Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to each Fund, including for administrative, distribution, securities lending, and cash management services. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that each
Fund’s fees and expenses are too high or if they are dissatisfied with the performance of each Fund.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
2023
BlackRock Semi-Annual Report to Shareholders

Conclusion
At the June Meeting, in a continuation of the discussions that occurred during the May Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreements between the Manager and the Trust, on behalf of each Fund, for a one-year term ending June 30, 2024, and the Sub-Advisory Agreements between (1) the Manager and BIL, with respect to each Fund and (2) the Manager and BRS, with respect to the Strategic Income Opportunities Portfolio for a one-year term ending June 30, 2024. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The
Independent Board Members were advised by independent legal counsel throughout the deliberative process.

Additional Information

Additional Information
Tailored Shareholder Reports for Mutual Funds and ETFs
Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.
General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Householding
The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT.
The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov . Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/fundreports .
Availability of Proxy Voting Policies, Procedures and Voting Records
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to securities held in the Funds' portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800)
441- 7762 ; (2) on the BlackRock website at blackrock.com ; and (3) on the SEC’s website at sec.gov .
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800)  441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)
2023
BlackRock Semi-Annual Report to Shareholders

BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Advisers
BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom
BlackRock (Singapore) Limited
(a)
079912 Singapore
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodians
JPMorgan Chase Bank, N.A.
New York, NY 10179
Citibank NA
(b)
New York, NY 10013
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116
Distributor
BlackRock Investments, LLC
New York, NY 10001
Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809
(a)
For BlackRock Strategic Income Opportunities Portfolio.
(b)
For SIO Neptunite 2022-1 LLC.

Glossary of Terms Used in this Report

Glossary of Terms Used in this Report
Currency Abbreviation
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNH Chinese Yuan Offshore
CNY Chinese Yuan
COP Colombian Peso
CZK Czech Koruna
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Peruvian Sol
PHP Philippine Peso
PLN Polish Zloty
RON Romanian Leu
RUB New Russian Ruble
SEK Swedish Krona
SGD Singapore Dollar
THB Thai Baht
TRY Turkish Lira
TWD Taiwan New Dollar
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviation
ABS Asset-Backed Security
ADR American Depositary Receipts
BA Canadian Bankers Acceptances
BBR Australian Bank Bill Rate
BUBOR Budapest Interbank Offered Rate
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CD_KSDA Certificates of Deposit by the Korean Securities Dealers Association
CDO Collateralized Debt Obligation
CDI Crest Depository Interests
CLO Collateralized Loan Obligation
CMT Constant Maturity Treasury
COP Certificates of Participation
CSMC Credit Suisse Mortgage Capital
CVA Certification Van Aandelon (Dutch Certificate)
CWABS Countrywide Asset-Backed Certificates
DAC Designated Activity Company
EM Emerging Markets
EFFR Effective Federal Funds Rate
ESG Environmental, Social And Governance
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
GO General Obligation Bonds
GUKG1 UK Government Bond 1 Year Note Generic Bid Yield
JIBAR Johannesburg Interbank Average Rate
LIBOR London Interbank Offered Rate
LOC Letter of Credit
MSCI Morgan Stanley Capital International
MXIBTIIE Mexico Interbank TIIE 28-Day
NASDAQ National Association of Securities Dealers Automated
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
PJSC Public Joint Stock Company
PRIBOR Prague Interbank Offered Rate
RB Revenue Bonds
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
S&P Standard & Poor's
SCA Svenska Cellulosa Aktiebolaget
SONIA Sterling Overnight Interbank Average Rate
SOFR Secured Overnight Financing Rate
SPDR Standard & Poor’s Depositary Receipts
TBA To-be-announced
TONAR Tokyo Overnight Average Rate
VRDN Variable Rate Demand Notes
WIBOR Warsaw Interbank Offered Rate

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.
EMDSIP-6/23-SAR

Item 2 –  Code of Ethics – Not Applicable to this semi-annual report
Item 3 –  Audit Committee Financial Expert – Not Applicable to this semi-annual report
Item 4 –  Principal Accountant Fees and Services – Not Applicable to this semi-annual report
Item 5 –  Audit Committee of Listed Registrants – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 10 – Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.
Item 11 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12 –
Disclosure of Securities Lending Activities for Closed-End Management Investment
   Companies
– Not Applicable

Item 13 – Exhibits attached hereto
              (a)(1) Code of Ethics – Not Applicable to this semi-annual report
              (a)(2) Section 302 Certifications are attached

section302
(a)(3)
Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(4)
Change in Registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached
section906

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds V

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds V

Date: August 22, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds V

Date: August 22, 2023

By:     /s/ Trent Walker
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds V

Date: August 22, 2023